UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA	01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	413-788-8411

Date of fiscal year end:	12/31/2010

Date of reporting period:	6/30/2010

Item 1. Reports to Stockholders.

MassMutual Select Funds

Semiannual Report

June 30, 2010

MassMutual FINANCIAL GROUP®

We'll help you get there.®

Table of Contents

President's Letter to Shareholders	1
Portfolio Summaries	3
Portfolio of Investments
MassMutual Select Strategic Bond Fund	21
MassMutual Select Strategic Balanced Fund	30
MassMutual Select Global Allocation Fund	37
MassMutual Select Diversified Value Fund	50
MassMutual Select Fundamental Value Fund	54
MassMutual Select Value Equity Fund	56
MassMutual Select Large Cap Value Fund	58
MassMutual Select Indexed Equity Fund	60
MassMutual Select Core Opportunities Fund	66
MassMutual Select Blue Chip Growth Fund	69
MassMutual Select Large Cap Growth Fund	71
MassMutual Select Aggressive Growth Fund	73
MassMutual Select NASDAQ-100® Fund	75
MassMutual Select Focused Value Fund	77
MassMutual Select Mid-Cap Value Fund	78
MassMutual Select Small Cap Value Equity Fund	80
MassMutual Select Small Company Value Fund	82
MassMutual Select Mid Cap Growth Equity Fund	87
MassMutual Select Mid Cap Growth Equity II Fund	90
MassMutual Select Small Cap Growth Equity Fund	93
MassMutual Select Small Company Growth Fund	97
MassMutual Select Diversified International Fund	100
MassMutual Select Overseas Fund	103
MassMutual Select Destination Retirement Income Fund	107
MassMutual Select Destination Retirement 2010 Fund	108
MassMutual Select Destination Retirement 2015 Fund	109
MassMutual Select Destination Retirement 2020 Fund	110
MassMutual Select Destination Retirement 2025 Fund	111
MassMutual Select Destination Retirement 2030 Fund	112
MassMutual Select Destination Retirement 2035 Fund	113
MassMutual Select Destination Retirement 2040 Fund	114
MassMutual Select Destination Retirement 2045 Fund	115
MassMutual Select Destination Retirement 2050 Fund	116
Statements of Assets and Liabilities	118
Statements of Operations	138
Statements of Changes in Net Assets	148
Financial Highlights	166
Notes to Financial Statements	256
Other Information
Proxy Voting	344
Quarterly Reporting	344
Trustees' Approval of Investment Advisory Contracts	344
Submission of Matters to a Vote of Security Holders	349
Fund Expenses	350

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select Funds – President's Letter to Shareholders

 To Our Shareholders

Eric Wietsma

"Uncertainty about the near-term prospects of the financial markets and economies worldwide has driven increased market volatility in the recent environment, and investors still remember the damage done by the recent financial crisis. We believe investors are wise to be wary, but should put the current environment into perspective and avoid overreaction. In our view, investors are still best served by reviewing their strategy and maintaining an investment plan focused on their own time horizon, risk tolerance and anticipated long-term needs."

June 30, 2010

Welcome to the MassMutual Select Funds Semiannual Report covering the six months ended June 30, 2010. Domestic and foreign stocks, which had advanced steadily with only minor setbacks since March 2009, began to weaken in April 2010. The market environment in May and June proved especially challenging and resulted in equity losses across the board at mid-year. Investors' confidence in stocks fell due to deepening fears over the European debt crisis and growing concerns about a possible double-dip recession in the United States. Economic data released during the second quarter reflected a still-expanding, but fragile, U.S. economy. For example, in June, the third and final estimate of gross domestic product (GDP) growth for the first quarter was revised downward to 2.7% from 3.0%.

Key events that defined the period

In the United States, health care reform dominated the headlines early in the year. On March 23, 2010, President Obama signed the Patient Protection and Affordable Care Act (PPACA) into law. The law's passage did not have a pronounced effect on the markets in the near term; however, the likely downstream impact on the U.S. budget and interest rates will continue to be a point of focus for market watchers in the future.

In the international arena, the drama that unfolded in the Greek economy and concerns about other struggling European countries drove increased volatility in equity and bond markets in Europe and other regions. The situation accelerated during the last week of April, when Standard & Poor's downgraded Greece's debt to below-investment-grade or "junk" status. This news helped push the price of Greek bonds down and drove their yields higher. European finance ministers eventually came up with a bailout plan, but not before European stocks suffered and investors pushed down the value of the euro versus the dollar. U.S. markets also suffered intermittently from the uncertainties of the situation in Greece in the first quarter of the year. These international problems continued to affect both U.S. and foreign markets throughout the second quarter.

The developments in Europe, coupled with investor concerns over the U.S. economic recovery, resulted in losses for all major domestic stock indexes for the six-month period ended June 30, 2010. The Dow Jones Industrial AverageSM (the "Dow"), a benchmark of blue-chip domestic stock performance, fell 6.27%, and the S&P 500® Index (the S&P 500), a barometer of large-cap stock performance, lost 6.65%. The small-cap benchmark Russell 2000® Index lost 1.95%, making it the strongest performer among U.S. broad-market stock indexes. The technology-laden NASDAQ Composite® Index lost 7.05% for the six-month period, nearly in line with the declines of the Dow and the S&P 500. The MSCI® EAFE® Index, an indicator of foreign developed-market stocks, turned in a double-digit loss of 13.23%. The only bright spot came from the fixed-income arena, where the Barclays Capital U.S. Aggregate Bond Index advanced 5.33%.*

The six months in review

Solid earnings reports from many companies and high consumer confidence figures characterized the economic environment as 2010 began, which helped the market continue its general pattern of advancement early in the year. The European debt situation, news from China about steps the country intended to take to rein in growth (to fend off potential inflation), and the specter of potential U.S.

*Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Select Funds – President's Letter to Shareholders (Continued)

government regulation of banks combined to reverse the market's gains in the second half of January and into early February. Strong economic readings from the U.S. and Asia, additional positive earnings announcements, and the burgeoning efforts of the European Union to find a sustainable solution to Greece's debt crisis seemed encouraging to investors and helped drive major stock indexes into positive territory for the year-to-date period by the end of March. During April, U.S. equity market performance built upon gains from the first quarter, but experienced periods of volatility driven mainly by events overseas. In this environment, foreign markets posted generally weaker results. May turned out to be quite volatile for U.S. and foreign stocks, driven primarily by events overseas and culminating on May 6, when the Dow dropped almost 1,000 points in intraday trading in what was termed a "flash crash." June brought the major market indexes their biggest drop since the fourth quarter of 2008, due to concerns about a return to recession in the U.S., slower growth globally, the ongoing sovereign debt crisis in Europe, and weakness in China due to lower expected growth. In late June, the Federal Reserve reaffirmed that short-term interest rates would remain near zero for "an extended period," and concerns about global economic growth and the volatile market environment caused investors to flock to the safety of U.S. Treasury securities, driving their prices up and yields down.

As the first six months of 2010 drew to a close, investors reflected on the changing economic environment and looked for clues about what the future may have in store. One of the most vexing economic issues remains the high unemployment rate in the U.S. Although 400,000 U.S. Census workers added jobs to May's non-farm payrolls, the overall unemployment rate remained high, closing out June at 9.7%. In housing, residential real estate weakened significantly after the April 30 expiration of the $8,000 tax credit for first-time home buyers - declining to a seasonally adjusted rate of 300,000, the slowest pace since the Commerce Department began keeping records in 1963.

Keeping it in perspective

Uncertainty about the near-term prospects of the financial markets and economies worldwide has driven increased market volatility in the recent environment, and investors still remember the damage done by the recent financial crisis. We believe investors are wise to be wary, but should put the current environment into perspective and avoid overreaction. In our view, investors are still best served by reviewing their strategy and maintaining an investment plan focused on their own time horizon, risk tolerance and anticipated long-term needs. This may be an ideal time to consult your financial professional to assess your plan and help ensure you are on track to reach your financial goals. Building broad diversification into your plan may help you navigate a wide variety of investment climates and has historically helped investors pursue their long-term financial objectives.

Thank you for your ongoing confidence in MassMutual. Our goal is to help you prepare for a stronger financial future - throughout all market conditions.

Sincerely,

Eric Wietsma
President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/10 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries

What is the investment objective of MassMutual Select Strategic Bond Fund, and who are the Fund's subadvisers?
The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, mortgage-backed or asset-backed securities and money market instruments. The Fund's subadvisers are Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Quality Structure (% of Net Assets) on 6/30/10 (Unaudited)
U.S. Government, Aaa/AAA	55.3%
Aa/AA	6.9%
A/A	11.6%
Baa/BBB	11.4%
Ba/BB	4.2%
B and Below	8.0%
Equities	0.2%
Purchased Options	0.1%
Warrants	0.0%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Strategic Balanced Fund, and who are the Fund's subadvisers?
The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income by investing in a mix of equity securities and fixed income securities pursuant to a multi-managed approach under which two subadvisers independently manage different portions of the Fund's assets. J.P. Morgan Investment Management Inc. (J.P. Morgan) manages the equity component and Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited), manage the fixed-income component. Western Asset Limited manages the non-U.S. dollar denominated investments of Western Asset's portion of the Fund. The Fund's target allocation is 65% to equity securities and 35% to fixed income securities; however, the allocation may fluctuate based on cash-flow activity and market conditions, among other factors. As of June 30, 2010, the Fund's portfolio comprised 64.6% equity securities and 35.4% fixed income securities.

MassMutual Select Strategic Balanced Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
U.S. Treasury Note 2.500% 4/30/15	3.7%
U.S. Treasury Note 3.500% 5/15/20	2.8%
Federal National Mortgage Association TBA Pool #9730 4.500% 10/01/38	1.4%
Apple, Inc.	1.4%
Hewlett-Packard Co.	1.3%
Federal National Mortgage Association Pool #AD1593 4.500% 2/01/40	1.3%
Microsoft Corp.	1.2%
U.S. Treasury Bond 4.375% 11/15/39	1.1%
International Business Machines Corp.	1.1%
Wells Fargo & Co.	1.1%
16.4%

MassMutual Select Strategic Balanced Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equities	64.1%
Bonds & Notes	23.1%
Purchased Options	0.0%
Warrants	0.0%
Total Long-Term Investments	87.2%
Short-Term Investments and Other Assets and Liabilities	12.8%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Global Allocation Fund, and who is the Fund's subadviser?
The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund's subadviser is BlackRock Investment Management, LLC (BlackRock).

MassMutual Select Global Allocation Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
U.S. Treasury Note 3.500% 5/15/20	2.1%
U.S. Treasury Note 1.375% 2/15/13	1.7%
Market Vectors - Gold Miners ETF	1.7%
Republic of Brazil 10.000% 1/01/17	1.2%
U.S. Treasury Note 2.625% 12/31/14	1.1%
Exxon Mobil Corp.	1.0%
U.S. Treasury Note 2.375% 2/28/15	0.9%
U.S. Treasury Note 2.500% 3/31/15	0.8%
Microsoft Corp.	0.8%
Advanced Micro Devices, Inc., Convertible 6.000% 5/01/15	0.8%
12.1%

MassMutual Select Global Allocation Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	53.6%
Bonds & Notes	29.7%
Mutual Funds	3.6%
Warrants	0.1%
Purchased Structured Options	0.0%
Total Long-Term Investments	87.0%
Short-Term Investments and Other Assets and Liabilities	13.0%
Net Assets	100.0%
Securities Sold Short	(0.0)%

MassMutual Select Global Allocation Fund Country Weightings (% of Net Assets) on 6/30/10 (Unaudited)
United States	47.4%
Japan	6.5%
Canada	3.8%
Brazil	3.4%
United Kingdom	2.9%
Germany	2.8%
Singapore	2.0%
India	1.9%
Republic of Korea	1.6%
Malaysia	1.4%
Hong Kong	1.2%
Cayman Islands	1.2%
Switzerland	1.1%
France	1.0%
Russia	1.0%
Australia	0.8%
Taiwan	0.8%
Bermuda	0.7%
China	0.6%
Luxembourg	0.6%
Ireland	0.6%
Turkey	0.5%
Netherlands	0.4%
Mexico	0.4%
Thailand	0.2%
Netherlands Antilles	0.2%
Panama	0.2%
Israel	0.2%
Poland	0.2%
Spain	0.2%
Kazakhstan	0.2%
Indonesia	0.1%
South Africa	0.1%
Belgium	0.1%
Norway	0.1%
Chile	0.1%
Egypt	0.1%
New Zealand	0.1%
Sweden	0.1%
Finland	0.1%
Hungary	0.1%
Philippines	0.0%
Italy	0.0%
Trinidad And Tobago	0.0%
Vietnam	0.0%
Austria	0.0%
Cyprus	0.0%
Total Long-Term Investments	87.0%
Short-Term Investments and Other Assets and Liabilities	13.0%
Net Assets	100.0%
Securities Sold Short	(0.0)%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Diversified Value Fund, and who are the Fund's subadvisers?
The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. Effective January 11, 2010, Brandywine Global Investment Management, LLC (Brandywine Global) and Loomis, Sayles & Company, L.P. (Loomis Sayles) replaced AllianceBernstein L.P. (AllianceBernstein) as co-subadvisers to the Fund. Brandywine Global managed approximately 46% of the Fund's portfolio and Loomis Sayles was responsible for approximately 54% of the Fund's portfolio, as of June 30, 2010.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
General Electric Co.	3.5%
JP Morgan Chase & Co.	2.9%
Exxon Mobil Corp.	2.5%
Bank of America Corp.	2.4%
Wells Fargo & Co.	2.0%
Hewlett-Packard Co.	1.8%
Comcast Corp. Class A	1.8%
AT&T, Inc.	1.7%
Chevron Corp.	1.6%
iShares Russell 1000 Value Index Fund	1.6%
21.8%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Financial	20.0%
Consumer, Non-cyclical	18.6%
Energy	13.4%
Industrial	12.2%
Communications	11.8%
Consumer, Cyclical	8.1%
Technology	6.7%
Utilities	4.0%
Basic Materials	1.7%
Mutual Funds	1.6%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
Net Assets	100.0%

What is the investment objective of MassMutual Select Fundamental Value Fund, and who is the Fund's subadviser?
The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund's subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, with a focus on companies with large market capitalizations (generally, above $2 billion). The Fund's subadviser is Wellington Management Company, LLP (Wellington Management).

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Wells Fargo & Co.	3.4%
JP Morgan Chase & Co.	3.3%
Chevron Corp.	2.7%
Occidental Petroleum Corp.	2.3%
PNC Financial Services Group, Inc.	2.3%
Bank of America Corp.	2.3%
AT&T, Inc.	2.3%
General Electric Co.	2.2%
ACE Ltd.	2.1%
ConocoPhillips	2.0%
24.9%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Financial	22.5%
Consumer, Non-cyclical	18.4%
Energy	14.8%
Industrial	12.7%
Consumer, Cyclical	8.4%
Communications	7.7%
Technology	6.5%
Basic Materials	4.1%
Utilities	3.6%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Value Equity Fund, and who is the Fund's subadviser?
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies that the Fund's subadviser believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential and cash flow, or in relation to securities of other companies in the same industry. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund's subadviser is Pyramis Global Advisors, LLC (Pyramis).

MassMutual Select Value Equity Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Bank of America Corp.	4.5%
JP Morgan Chase & Co.	4.4%
Wells Fargo & Co.	3.9%
Pfizer, Inc.	3.7%
Chevron Corp.	3.4%
Merck & Co., Inc.	3.0%
Wal-Mart Stores, Inc.	2.7%
AT&T, Inc.	2.3%
The Goldman Sachs Group, Inc.	2.2%
NII Holdings, Inc.	2.0%
32.1%

MassMutual Select Value Equity Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Financial	26.8%
Consumer, Non-cyclical	16.2%
Energy	13.1%
Communications	11.4%
Consumer, Cyclical	10.6%
Industrial	9.3%
Technology	6.6%
Utilities	5.3%
Basic Materials	0.7%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Large Cap Value Fund, and who is the Fund's subadviser?
The Fund seeks both capital growth and income by investing primarily in large-capitalization companies that the Fund's subadviser believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund's subadviser is Davis Selected Advisers, L.P. (Davis).

MassMutual Select Large Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Occidental Petroleum Corp.	4.9%
Wells Fargo & Co.	4.5%
Costco Wholesale Corp.	4.5%
American Express Co.	4.3%
EOG Resources, Inc.	4.1%
Berkshire Hathaway, Inc. Class A	3.9%
CVS Caremark Corp.	3.1%
Devon Energy Corp.	3.0%
Merck & Co., Inc.	2.9%
Loews Corp.	2.8%
38.0%

MassMutual Select Large Cap Value Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Financial	27.1%
Consumer, Non-cyclical	21.0%
Energy	16.4%
Consumer, Cyclical	11.8%
Industrial	6.6%
Technology	5.6%
Communications	3.8%
Basic Materials	3.2%
Diversified	1.2%
Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%
Net Assets	100.0%

MassMutual Select Large Cap Value Fund Country Weightings (% of Net Assets) on 6/30/10 (Unaudited)
United States	78.0%
Canada	5.0%
Switzerland	4.6%
United Kingdom	2.3%
Hong Kong	2.0%
Netherlands	1.6%
China	1.1%
Brazil	0.9%
Mexico	0.8%
Netherlands Antilles	0.3%
Bermuda	0.1%
Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Indexed Equity Fund, and who is the Fund's subadviser?
The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the S&P 500® Index. The Fund's subadviser is Northern Trust Investments, N.A. (NTI).

"Standard & Poor's®," "S&P®," "Standard & Poor's 500," "500" and "S&P 500®" are trademarks of the McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MassMutual Select Indexed Equity Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Exxon Mobil Corp.	3.0%
Apple, Inc.	2.4%
Microsoft Corp.	1.8%
The Procter & Gamble Co.	1.8%
Johnson & Johnson	1.7%
International Business Machines Corp.	1.6%
General Electric Co.	1.6%
JP Morgan Chase & Co.	1.5%
Bank of America Corp.	1.5%
AT&T, Inc.	1.5%
18.4%

MassMutual Select Indexed Equity Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Consumer, Non-cyclical	22.1%
Financial	15.7%
Technology	12.7%
Communications	10.8%
Energy	10.5%
Industrial	10.2%
Consumer, Cyclical	8.3%
Utilities	3.5%
Basic Materials	3.2%
Total Long-Term Investments	97.0%
Short-Term Investments and Other Assets and Liabilities	3.0%
Net Assets	100.0%

What is the investment objective of MassMutual Select Core Opportunities Fund, and who are the Fund's subadvisers?
The Fund seeks long-term growth of capital by investing primarily in equity securities of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by large, established companies. The Fund's subadvisers are Victory Capital Management Inc. (Victory), which managed approximately 49% of the Fund's portfolio; and The Boston Company Asset Management, LLC (The Boston Company), which was responsible for approximately 51% of the Fund's portfolio, as of June 30, 2010. The Boston Company became a co-subadviser to the Fund effective March 31, 2010.

MassMutual Select Core Opportunities Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Bank of America Corp.	2.8%
Pfizer, Inc.	2.8%
Merck & Co., Inc.	2.4%
Google, Inc. Class A	2.3%
Microsoft Corp.	2.2%
Target Corp.	2.2%
Oracle Corp.	2.1%
EMC Corp.	2.1%
Exxon Mobil Corp.	1.8%
Qualcomm, Inc.	1.8%
22.5%

MassMutual Select Core Opportunities Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Consumer, Non-cyclical	24.3%
Technology	12.4%
Communications	12.2%
Financial	12.1%
Energy	11.8%
Consumer, Cyclical	10.3%
Industrial	9.5%
Basic Materials	3.2%
Utilities	2.0%
Mutual Funds	0.3%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Blue Chip Growth Fund, and who is the Fund's subadviser?
The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of its net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund's subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Apple, Inc.	7.7%
Google, Inc. Class A	5.1%
Amazon.com, Inc.	3.7%
Danaher Corp.	3.3%
Express Scripts, Inc.	2.4%
Schlumberger Ltd.	2.0%
American Express Co.	2.0%
American Tower Corp. Class A	1.9%
Franklin Resources, Inc.	1.8%
JP Morgan Chase & Co.	1.8%
31.7%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Communications	22.2%
Technology	16.4%
Consumer, Non-cyclical	15.6%
Financial	14.0%
Consumer, Cyclical	12.8%
Industrial	10.7%
Energy	5.4%
Basic Materials	2.6%
Mutual Funds	0.0%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

What is the investment objective of MassMutual Select Large Cap Growth Fund, and who is the Fund's subadviser?
The Fund seeks long-term growth of capital and future income by investing primarily in large-capitalization companies that the Fund's subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund's subadviser is Rainier Investment Management, Inc. (Rainier).

MassMutual Select Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Apple, Inc.	4.5%
JP Morgan Chase & Co.	2.3%
Cisco Systems, Inc.	2.3%
EMC Corp.	2.0%
Chevron Corp.	2.0%
Microsoft Corp.	2.0%
Google, Inc. Class A	2.0%
Cummins, Inc.	2.0%
3M Co.	1.7%
American Tower Corp. Class A	1.7%
22.5%

MassMutual Select Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Consumer, Non-cyclical	19.4%
Technology	15.4%
Industrial	15.1%
Communications	11.0%
Energy	10.4%
Financial	10.2%
Consumer, Cyclical	9.9%
Basic Materials	3.4%
Utilities	1.8%
Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Aggressive Growth Fund, and who are the Fund's subadvisers?
The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. The Fund's subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 53% of the Fund's portfolio; and Delaware Management Company (DMC), which was responsible for approximately 47% of the Fund's portfolio, as of June 30, 2010.

MassMutual Select Aggressive Growth Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Apple, Inc.	7.7%
Visa, Inc. Class A	5.5%
Qualcomm, Inc.	5.0%
Google, Inc. Class A	4.6%
Allergan, Inc.	4.2%
IntercontinentalExchange, Inc.	4.0%
Nike, Inc. Class B	3.5%
Salesforce.com, Inc.	3.4%
Amazon.com, Inc.	3.4%
CME Group, Inc.	2.8%
44.1%

MassMutual Select Aggressive Growth Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Consumer, Non-cyclical	28.6%
Communications	19.6%
Technology	18.0%
Consumer, Cyclical	12.2%
Financial	9.4%
Energy	8.4%
Industrial	2.2%
Basic Materials	1.2%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

What is the investment objective of MassMutual Select NASDAQ-100® Fund, and who is the Fund's subadviser?
The Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the NASDAQ-100 Index. The Fund's subadviser is Northern Trust Investments, N.A. (NTI).

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, "NASDAQ") and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

MassMutual Select NASDAQ-100 Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Apple, Inc.	19.9%
Microsoft Corp.	4.3%
Google, Inc. Class A	4.1%
Qualcomm, Inc.	4.0%
Oracle Corp.	2.8%
Cisco Systems, Inc.	2.7%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2.4%
Intel Corp.	2.4%
Amazon.com, Inc.	2.0%
Gilead Sciences, Inc.	1.9%
46.5%

MassMutual Select NASDAQ-100 Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Technology	46.2%
Communications	24.3%
Consumer, Non-cyclical	16.7%
Consumer, Cyclical	8.3%
Industrial	3.1%
Energy	0.5%
Basic Materials	0.4%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Focused Value Fund, and who is the Fund's subadviser?
The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund's subadviser believes are undervalued. The Fund's subadviser is Harris Associates L.P. (Harris).

MassMutual Select Focused Value Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Intel Corp.	7.3%
Carnival Corp.	5.7%
Applied Materials, Inc.	5.4%
Discover Financial Services	5.2%
Robert Half International, Inc.	5.2%
Bank of New York Mellon Corp.	5.1%
Hewlett-Packard Co.	4.9%
The Boeing Co.	4.7%
Best Buy Co., Inc.	4.7%
National Oilwell Varco, Inc.	4.6%
52.8%

MassMutual Select Focused Value Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Technology	21.0%
Consumer, Cyclical	18.8%
Financial	14.9%
Industrial	13.9%
Energy	11.3%
Consumer, Non-cyclical	8.6%
Communications	4.5%
Utilities	3.4%
Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%
Net Assets	100.0%

MassMutual Select Focused Value Fund Country Weightings (% of Net Assets) on 6/30/10 (Unaudited)
United States	87.2%
Panama	5.7%
Switzerland	3.5%
Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Mid-Cap Value Fund, and who are the Fund's subadvisers?
The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The Fund's subadvisers are NFJ Investment Group LLC (NFJ), which managed approximately 34% of the Fund's portfolio; and Systematic Financial Management, L.P. (Systematic), which was responsible for approximately 66% of the Fund's portfolio, as of June 30, 2010. Effective March 10, 2010, NFJ replaced Cooke & Bieler, L.P. (Cooke & Bieler) as a co-subadviser of this Fund.

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
DTE Energy Co.	1.9%
Reynolds American, Inc.	1.8%
Discover Financial Services	1.6%
Xerox Corp.	1.6%
Qwest Communications International, Inc.	1.6%
CMS Energy Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Comerica, Inc.	1.5%
Kohl's Corp.	1.5%
First Niagara Financial Group, Inc.	1.4%
16.1%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Financial	25.2%
Consumer, Non-cyclical	12.6%
Consumer, Cyclical	12.3%
Industrial	11.3%
Utilities	9.5%
Energy	9.2%
Communications	6.7%
Basic Materials	6.3%
Technology	5.2%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

What is the investment objective of MassMutual Select Small Cap Value Equity Fund, and who are the Fund's subadvisers?
The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund's subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund's subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 63% of the Fund's portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 37% of the Fund's portfolio, as of June 30, 2010.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Maximus, Inc.	2.3%
Carlisle Cos., Inc.	2.2%
Valassis Communications, Inc.	1.9%
Diebold, Inc.	1.8%
Whirlpool Corp.	1.6%
Belden, Inc.	1.6%
Herbalife Ltd.	1.5%
United Stationers, Inc.	1.5%
The Cato Corp. Class A	1.5%
Mattel, Inc.	1.5%
17.4%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Industrial	27.2%
Consumer, Cyclical	19.1%
Financial	16.6%
Consumer, Non-cyclical	16.0%
Technology	7.5%
Energy	4.6%
Utilities	4.5%
Basic Materials	2.2%
Communications	1.4%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Small Company Value Fund, and who are the Fund's subadvisers?
The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund's subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund's subadvisers are Federated Clover Investment Advisors (Federated Clover), which managed approximately 38% of the Fund's portfolio; T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 48% of the Fund's portfolio; and EARNEST Partners, LLC (Earnest Partners), which oversaw approximately 14% of the Fund's portfolio, as of June 30, 2010.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
ProAssurance Corp.	1.3%
Whiting Petroleum Corp.	1.2%
Aaron's, Inc.	1.1%
Landstar System, Inc.	1.0%
Owens & Minor, Inc.	0.9%
SVB Financial Group	0.8%
Beacon Roofing Supply, Inc.	0.8%
Ares Capital Corp.	0.8%
Penn Virginia Corp.	0.7%
Kirby Corp.	0.7%
9.3%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Financial	25.3%
Industrial	20.1%
Consumer, Cyclical	12.5%
Consumer, Non-cyclical	11.4%
Energy	8.4%
Basic Materials	6.3%
Utilities	5.1%
Communications	4.0%
Technology	4.0%
Mutual Funds	0.9%
Diversified	0.3%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

What is the investment objective of MassMutual Select Mid Cap Growth Equity Fund, and who are the Fund's subadvisers?
The Fund seeks long-term capital growth by investing primarily in equity securities of mid-capitalization companies that the Fund's subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in either the S&P MidCap 400 Index or the Russell Midcap® Growth Index. The Fund's subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 65% of the Fund's portfolio; and Turner Investment Partners, Inc. (Turner), which was responsible for approximately 35% of the Fund's portfolio, as of June 30, 2010.

MassMutual Select Mid Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Green Mountain Coffee Roasters, Inc.	1.7%
NetApp, Inc.	1.6%
Urban Outfitters, Inc.	1.6%
GSI Commerce, Inc.	1.5%
SXC Health Solutions Corp.	1.4%
Broadcom Corp. Class A	1.4%
Coach, Inc.	1.3%
Ingersoll-Rand PLC	1.3%
Edwards Lifesciences Corp.	1.2%
Atheros Communications, Inc.	1.1%
14.1%

MassMutual Select Mid Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Consumer, Non-cyclical	23.5%
Consumer, Cyclical	19.8%
Technology	18.5%
Industrial	15.5%
Communications	10.1%
Financial	5.9%
Energy	4.3%
Basic Materials	2.3%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Mid Cap Growth Equity II Fund, and who is the Fund's subadviser?
The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund's subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund's subadviser expects to grow at a faster rate than the average company. The Fund's subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select Mid Cap Growth Equity II Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
McDermott International, Inc.	1.5%
AMETEK, Inc.	1.5%
Edwards Lifesciences Corp.	1.4%
Marriott International, Inc. Class A	1.4%
Agnico-Eagle Mines Ltd.	1.3%
IHS, Inc. Class A	1.3%
Quanta Services, Inc.	1.3%
Roper Industries, Inc.	1.2%
Fastenal Co.	1.2%
Dolby Laboratories, Inc. Class A	1.2%
13.3%

MassMutual Select Mid Cap Growth Equity II Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Consumer, Non-cyclical	22.1%
Technology	15.0%
Industrial	14.0%
Consumer, Cyclical	13.0%
Communications	11.8%
Financial	9.2%
Energy	6.5%
Basic Materials	2.0%
Utilities	1.2%
Mutual Funds	1.0%
Total Long-Term Investments	95.8%
Short-Term Investments and Other Assets and Liabilities	4.2%
Net Assets	100.0%

What is the investment objective of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund's subadvisers?
The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund's subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund's subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 48% of the Fund's portfolio; and Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 52% of the Fund's portfolio, as of June 30, 2010.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
iShares Russell 2000 Growth Index Fund	2.9%
Capella Education Co.	2.2%
LKQ Corp.	2.2%
NuVasive, Inc.	2.0%
MICROS Systems, Inc.	1.9%
O'Reilly Automotive, Inc.	1.8%
Wabtec Corp.	1.6%
Alberto-Culver Co.	1.6%
Volcano Corp.	1.6%
DealerTrack Holdings, Inc.	1.5%
19.3%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Consumer, Non-cyclical	23.8%
Consumer, Cyclical	20.7%
Technology	15.7%
Industrial	13.2%
Communications	8.2%
Financial	6.5%
Energy	5.3%
Mutual Funds	3.4%
Basic Materials	1.1%
Utilities	0.6%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Small Company Growth Fund, and who are the Fund's subadvisers?
The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund's subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund's subadvisers are The Boston Company Asset Management, LLC (The Boston Company), which managed approximately 23% of the Fund's portfolio; and Eagle Asset Management, Inc. (Eagle), which was responsible for approximately 77% of the Fund's portfolio, as of June 30, 2010.

MassMutual Select Small Company Growth Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Thoratec Corp.	2.7%
Rovi Corp.	2.2%
Genesco, Inc.	2.1%
Lufkin Industries, Inc.	2.1%
Cash America International, Inc.	1.8%
Vitamin Shoppe, Inc.	1.8%
Eclipsys Corp.	1.7%
American Medical Systems Holdings, Inc.	1.7%
DTS, Inc.	1.6%
Varian Semiconductor Equipment Associates, Inc.	1.6%
19.3%

MassMutual Select Small Company Growth Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Consumer, Non-cyclical	26.7%
Technology	23.0%
Consumer, Cyclical	20.6%
Industrial	13.5%
Energy	5.4%
Financial	3.9%
Communications	3.8%
Basic Materials	2.4%
Mutual Funds	0.3%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Diversified International Fund, and who is the Fund's subadviser?
The Fund seeks growth of capital over the long-term by investing primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Fund's subadviser is AllianceBernstein L.P. (AllianceBernstein).

MassMutual Select Diversified International Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Royal Dutch Shell PLC Class A	2.9%
Vodafone Group PLC	2.5%
Samsung Electronics Co., Ltd.	2.2%
AstraZeneca PLC	2.1%
Allianz SE	1.8%
Novartis AG	1.7%
Sanofi-Aventis	1.6%
Rio Tinto PLC	1.6%
Xstrata PLC	1.5%
National Australia Bank Ltd.	1.5%
19.4%

MassMutual Select Diversified International Fund Country Weightings (% of Net Assets) on 6/30/10 (Unaudited)
United Kingdom	20.0%
Japan	15.9%
France	10.8%
Germany	7.9%
Republic of Korea	5.0%
Canada	4.5%
Brazil	3.5%
Italy	3.1%
Russia	2.5%
Australia	2.3%
Taiwan	2.1%
China	2.0%
Switzerland	1.7%
India	1.7%
Denmark	1.6%
South Africa	1.4%
Bermuda	1.3%
Hong Kong	1.2%
Turkey	1.1%
Finland	1.0%
Netherlands	0.9%
United States	0.6%
Austria	0.6%
Netherlands Antilles	0.6%
Hungary	0.5%
Poland	0.5%
Cayman Islands	0.5%
Sweden	0.4%
Kazakhstan	0.4%
Norway	0.3%
Belgium	0.3%
Spain	0.2%
Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Overseas Fund, and who are the Fund's subadvisers?
The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund's subadvisers are AllianceBernstein L.P. (AllianceBernstein), which managed approximately 21% of the Fund's portfolio; Massachusetts Financial Services Company (MFS), which was responsible for approximately 50% of the Fund's portfolio; and Harris Associates L.P. (Harris), which oversaw approximately 29% of the Fund's portfolio, as of June 30, 2010.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Nestle SA	2.7%
Diageo PLC	2.0%
Roche Holding AG	1.9%
LVMH Moet Hennessy Louis Vuitton SA	1.8%
Linde AG	1.8%
Samsung Electronics Co., Ltd.	1.7%
Reckitt Benckiser Group PLC	1.5%
Cie Financiere Richemont SA	1.5%
Canadian National Railway Co.	1.5%
Danone SA	1.5%
17.9%

MassMutual Select Overseas Fund Country Weightings (% of Net Assets) on 6/30/10 (Unaudited)
United Kingdom	17.5%
Japan	14.4%
Switzerland	13.6%
France	13.4%
Germany	9.9%
Netherlands	5.8%
Canada	2.9%
Republic of Korea	2.6%
Bermuda	1.7%
India	1.7%
Australia	1.5%
Taiwan	1.2%
Mexico	1.2%
Spain	1.2%
Sweden	1.2%
United States	1.1%
Brazil	0.8%
South Africa	0.6%
Hong Kong	0.6%
Singapore	0.6%
Italy	0.6%
China	0.5%
Russia	0.5%
Czech Republic	0.3%
Denmark	0.3%
Austria	0.3%
Luxembourg	0.3%
Finland	0.3%
Turkey	0.2%
Ireland	0.2%
Netherlands Antilles	0.2%
Thailand	0.1%
Poland	0.1%
Bahamas	0.1%
Cayman Islands	0.1%
Kazakhstan	0.1%
Israel	0.1%
Norway	0.1%
New Zealand	0.0%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What are the investment objectives of the Funds that constitute the MassMutual Select Destination Retirement Series, and who is the Series' investment adviser?
The MassMutual Select Destination Retirement Series comprises 10 Funds - each of which has a "fund of funds" structure. The 10 Funds are Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2015 Fund, Destination Retirement 2020 Fund, Destination Retirement 2025 Fund, Destination Retirement 2030 Fund, Destination Retirement 2035 Fund, Destination Retirement 2040 Fund, Destination Retirement 2045 Fund and Destination Retirement 2050 Fund. Destination Retirement Income Fund seeks to achieve high current income and, as a secondary objective, capital appreciation. All other Funds in the Series seek to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Each Fund invests in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates ("Underlying Funds"). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies, using a specific asset allocation strategy, which varies by Fund, as described below. Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by MassMutual, and OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (OFI). Each Fund's assets are allocated to its Underlying Funds according to an asset allocation strategy, as follows:

•     Destination Retirement Income Fund: Assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds.

•     Destination Retirement 2010/2015/2020/2025/2030/2035/2040/2045/2050 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in equity funds and similar funds and 65% in fixed income funds, including money market funds approximately 15 years after the target retirement date.

MassMutual Select Destination Retirement Income Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	31.6%
Fixed Income Funds	68.5%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2010 Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	50.0%
Fixed Income Funds	50.1%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2015 Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	64.4%
Fixed Income Funds	36.7%
Total Long-Term Investments	101.1%
Other Assets and Liabilities	(1.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2020 Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	75.4%
Fixed Income Funds	24.7%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

MassMutual Select Destination Retirement 2025 Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	84.2%
Fixed Income Funds	16.9%
Total Long-Term Investments	101.1%
Other Assets and Liabilities	(1.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2030 Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	88.0%
Fixed Income Funds	12.1%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2035 Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	89.0%
Fixed Income Funds	12.1%
Total Long-Term Investments	101.1%
Other Assets and Liabilities	(1.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2040 Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	92.1%
Fixed Income Funds	8.0%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2045 Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	95.1%
Fixed Income Funds	6.0%
Total Long-Term Investments	101.1%
Other Assets and Liabilities	(1.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2050 Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equity Funds	94.6%
Fixed Income Funds	5.6%
Total Long-Term Investments	100.2%
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.2%
COMMON STOCK – 0.0%
Pipelines – 0.0%
SemGroup Corp. Class A (a)	245	$6,431
TOTAL COMMON STOCK (Cost $7,576)		6,431
CONVERTIBLE PREFERRED STOCK – 0.0%
Auto Manufacturers – 0.0%
Motors Liquidation Co. Series C	6,475	44,030
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $149,913)		44,030
PREFERRED STOCK – 0.2%
Auto Manufacturers – 0.0%
Motors Liquidation Co.	5,000	31,700
Diversified Financial – 0.2%
Citigroup Capital XII	12,300	307,377
U.S. Government Agencies – 0.0%
Federal Home Loan Mortgage Corp. 307.202% (United States)	42,725	14,526
Federal National Mortgage Association 200.169% (United States)	29,475	10,022
Federal National Mortgage Association 350.000% (United States)	1,300	780
		25,328
TOTAL PREFERRED STOCK (Cost $2,254,145)		364,405
TOTAL EQUITIES (Cost $2,411,634)		414,866
	Principal Amount
BONDS & NOTES – 97.4%
CORPORATE DEBT – 35.1%
Aerospace & Defense – 0.2%
The Boeing Co. 4.875% 2/15/20	$100,000	110,105
The Boeing Co. 6.000% 3/15/19	200,000	235,539
		345,644
Agriculture – 0.3%
Altria Group, Inc. 9.250% 8/06/19	210,000	262,102
Reynolds American, Inc. 6.750% 6/15/17	215,000	232,929
Reynolds American, Inc. 7.250% 6/01/12	60,000	64,508
		559,539
Airlines – 0.2%
Delta Air Lines, Inc. (b) 6.821% 8/10/22	337,079	342,557
United Air Lines, Inc. 9.750% 1/15/17	160,000	170,000
		512,557
Auto Manufacturers – 0.2%
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	380,000	391,539
Motors Liquidation Co. (c) 8.250% 7/15/23	80,000	24,200
Motors Liquidation Co. EUR (c) (d) 8.375% 7/05/33	40,000	16,715
		432,454
Banks – 5.3%
BAC Capital Trust XIV VRN 5.630% 12/31/49	30,000	20,250
Bank of America Corp. 4.500% 4/01/15	20,000	20,214
Bank of America Corp. 5.625% 7/01/20	560,000	564,448
Bank of America Corp. 7.400% 1/15/11	320,000	329,486
Bank of America Corp. 7.625% 6/01/19	170,000	194,736
Bank of Tokyo-Mitsubishi UFJ Ltd. (b) 3.850% 1/22/15	310,000	322,518
Barclays Bank PLC 5.200% 7/10/14	270,000	284,945
Barclays Bank PLC (b) 6.050% 12/04/17	130,000	131,202
Commonwealth Bank of Australia (b) 3.750% 10/15/14	260,000	267,287
Commonwealth Bank of Australia (b) 5.000% 10/15/19	110,000	114,185
Credit Agricole SA VRN (b) 8.375% 10/29/49	590,000	557,550
Glitnir Banki HF (Acquired 6/15/06, Cost $ 310,000) VRN (b) (c) (e) 6.693% 6/15/16	420,000	525
Glitnir Banki HF (Acquired 7/28/06, Cost $290,000) (b) (c) (e) 6.330% 7/28/11	290,000	75,400
Glitnir Banki HF (Acquired 9/20/07, Cost $98,989) VRN (b) (c) (e) 1.000% 9/30/49	100,000	125
Glitnir Banki HF (Acquired 9/25/07, Cost $389,126) (b) (c) (e) 6.375% 9/25/12	390,000	101,400
GMAC, Inc. 7.500% 12/31/13	70,000	69,825
Hypothekenbank in Essen (b) 5.000% 1/20/12	100,000	105,664
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	148,000	136,161
ICICI Bank Ltd. VRN 6.375% 4/30/22	180,000	165,602
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (b) (c) (e) 6.100% 8/25/11	670,000	75,375

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lloyds TSB Bank PLC (b) 4.375% 1/12/15	$460,000	$443,191
Lloyds TSB Bank PLC (b) 5.800% 1/13/20	370,000	349,241
Nordea Bank AB (b) 3.700% 11/13/14	380,000	387,109
Nordea Bank AB (b) 4.875% 1/27/20	220,000	225,950
Rabobank Nederland 11.000% 6/29/49	285,000	351,975
Royal Bank of Scotland Group PLC 4.875% 3/16/15	180,000	179,093
Royal Bank of Scotland Group PLC 5.000% 11/12/13	120,000	116,440
Royal Bank of Scotland Group PLC 5.000% 10/01/14	220,000	206,419
Royal Bank of Scotland Group PLC 5.050% 1/08/15	120,000	112,076
Royal Bank of Scotland Group PLC 6.400% 10/21/19	480,000	486,546
Royal Bank of Scotland Group PLC VRN 7.640% 3/29/49	200,000	114,500
RSHB Capital SA for OJSC Russian Agricultural Bank (b) 6.299% 5/15/17	190,000	188,575
Santander US Debt SA Unipersonal (b) 2.485% 1/18/13	200,000	193,812
Santander US Debt SA Unipersonal (b) 3.724% 1/20/15	400,000	384,281
Shinsei Finance Cayman Ltd. VRN (b) 6.418% 1/29/49	400,000	257,150
SunTrust Capital VIII VRN 6.100% 12/15/36	1,120,000	852,600
UBS AG/Stamford CT 3.875% 1/15/15	310,000	308,466
Wachovia Capital Trust III VRN 5.800% 3/29/49	200,000	159,000
Wachovia Corp. 5.250% 8/01/14	990,000	1,048,396
Wachovia Corp. 5.625% 10/15/16	330,000	356,157
Wells Fargo & Co. 5.300% 8/26/11	180,000	186,959
Wells Fargo Capital 5.950% 12/15/36	600,000	532,147
		10,976,981
Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc. (b) 5.000% 4/15/20	100,000	104,554
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	390,000	420,261
Diageo Capital PLC 4.828% 7/15/20	820,000	869,807
		1,394,622
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	240,000	242,400
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	40,000	38,400
Coal – 0.1%
Consol Energy, Inc. (b) 8.250% 4/01/20	150,000	156,375
Peabody Energy Corp. 6.875% 3/15/13	10,000	10,075
		166,450
Commercial Services – 0.1%
Service Corp. International 7.500% 4/01/27	135,000	119,475
Service Corp. International 7.625% 10/01/18	10,000	10,125
		129,600
Computers – 0.0%
Sungard Data Systems, Inc. 9.125% 8/15/13	10,000	10,163
Diversified Financial – 9.0%
Aiful Corp. (b) 5.000% 8/10/10	230,000	222,525
American Express Co. VRN 6.800% 9/01/66	220,000	209,550
American Express Credit Corp. 5.125% 8/25/14	920,000	989,801
American General Finance Corp. 6.900% 12/15/17	210,000	167,212
Boeing Capital Corp. 4.700% 10/27/19	150,000	161,270
Citigroup, Inc. 5.500% 10/15/14	80,000	82,249
Citigroup, Inc. 5.875% 5/29/37	150,000	140,673
Citigroup, Inc. 6.000% 12/13/13	550,000	577,012
Citigroup, Inc. 6.010% 1/15/15	510,000	534,930
Citigroup, Inc. 6.125% 8/25/36	40,000	36,356
Citigroup, Inc. 6.375% 8/12/14	720,000	764,750
Citigroup, Inc. 6.875% 3/05/38	920,000	965,140
Countrywide Financial Corp. 5.800% 6/07/12	10,000	10,515
Countrywide Financial Corp. 6.250% 5/15/16	360,000	375,297
Credit Suisse Guernsey Ltd. VRN 5.860% 5/29/49	200,000	176,500
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	410,000	424,408
Federal Home Loan Mortgage Corp. 1.375% 1/09/13	330,000	332,770
Federal National Mortgage Association 0.000% 10/09/19	2,500,000	1,545,550
Federal National Mortgage Association 4.625% 5/01/13	950,000	1,023,671
Federal National Mortgage Association 5.250% 8/01/12	320,000	344,977
FIA Card Services NA (b) 7.125% 11/15/12	450,000	489,989
Financing Corp. Fico Strip 0.000% 6/06/13	240,000	228,066
Ford Motor Credit Co. 12.000% 5/15/15	730,000	845,049
General Electric Capital Corp. VRN 6.375% 11/15/67	1,160,000	1,078,800

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 6.875% 1/10/39	$220,000	$242,909
GMAC LLC 0.000% 6/15/15	10,000	6,275
The Goldman Sachs Group, Inc. 3.625% 8/01/12	60,000	61,122
The Goldman Sachs Group, Inc. 4.750% 7/15/13	30,000	31,322
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	84,329
The Goldman Sachs Group, Inc. 5.300% 2/14/12	20,000	20,817
The Goldman Sachs Group, Inc. 5.375% 3/15/20	460,000	454,533
The Goldman Sachs Group, Inc. 5.450% 11/01/12	150,000	158,016
The Goldman Sachs Group, Inc. 6.600% 1/15/12	40,000	42,306
HSBC Finance Corp. 4.625% 9/15/10	460,000	463,260
JPMorgan Chase & Co. 5.125% 9/15/14	1,070,000	1,141,829
JPMorgan Chase & Co. 5.150% 10/01/15	600,000	641,957
Kaupthing Bank (Acquired 10/6/06, Cost $99,469) (b) (c) (e) 5.750% 10/04/11	100,000	24,000
Kaupthing Bank (Acquired 5/19/06, Cost $149,208) (b) (c) (e) 7.125% 5/19/16	375,000	38
Kaupthing Bank HF (Acquired 2/28/08, Cost $1,507,428) (b) (c) (e) 7.625% 2/28/15	1,800,000	432,000
Lehman Brothers Holdings Capital Trust VII VRN (c) 5.857% 11/29/49	310,000	31
Lehman Brothers Holdings, Inc. (c) 5.250% 2/06/12	145,000	28,638
Lehman Brothers Holdings, Inc. (c) 6.200% 9/26/14	210,000	41,475
Lehman Brothers Holdings, Inc. (c) 6.500% 7/19/17	440,000	220
Lehman Brothers Holdings, Inc. Series I (c) 6.750% 12/28/17	1,320,000	660
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	117,346
Morgan Stanley Series F 5.625% 1/09/12	660,000	686,762
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	180,000	174,148
SLM Corp. 5.000% 10/01/13	450,000	430,185
SLM Corp. 5.000% 4/15/15	20,000	17,201
SLM Corp. 5.050% 11/14/14	120,000	107,324
SLM Corp. 5.375% 5/15/14	1,080,000	987,509
SLM Corp. 5.625% 8/01/33	110,000	80,735
SLM Corp. 8.000% 3/25/20	140,000	122,946
TNK-BP Finance SA (b) 7.500% 7/18/16	190,000	196,650
		18,523,603
Electric – 2.8%
The AES Corp. 7.750% 10/15/15	200,000	202,500
Calpine Construction Finance Co. LP (b) 8.000% 6/01/16	180,000	184,050
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	220,000	237,146
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	21,678
Dominion Resources, Inc. 4.750% 12/15/10	30,000	30,519
Dominion Resources, Inc. 5.700% 9/17/12	600,000	648,536
Duke Energy Corp. 5.625% 11/30/12	705,000	771,171
Energy Future Holdings Corp. 11.250% 11/01/17	1,818,775	1,182,204
Exelon Corp. 5.625% 6/15/35	350,000	339,095
FirstEnergy Corp. Series B 6.450% 11/15/11	8,000	8,450
FirstEnergy Corp. Series C 7.375% 11/15/31	1,170,000	1,233,640
NRG Energy, Inc. 7.375% 2/01/16	30,000	29,850
NRG Energy, Inc. 7.375% 1/15/17	150,000	148,500
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	141,290
Pacific Gas & Electric Co. 6.050% 3/01/34	335,000	373,765
Pacific Gas & Electric Co. 8.250% 10/15/18	20,000	25,590
Wisconsin Power & Light Co. 6.375% 8/15/37	140,000	163,441
		5,741,425
Environmental Controls – 0.2%
Waste Management, Inc. 6.375% 11/15/12	400,000	438,275
Foods – 0.3%
Kraft Foods, Inc. 5.375% 2/10/20	560,000	600,068
The Kroger Co. 6.150% 1/15/20	40,000	46,207
The Kroger Co. 6.400% 8/15/17	30,000	34,920
		681,195
Forest Products & Paper – 0.0%
Abitibi-Consolidated Co. of Canada (b) (c) 13.750% 4/01/11	21,826	23,081
NewPage Corp. 10.000% 5/01/12	20,000	10,850
		33,931
Health Care - Products – 0.1%
Medtronic, Inc. 4.450% 3/15/20	170,000	181,153

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care - Services – 0.9%
Community Health Systems, Inc. 8.875% 7/15/15	$150,000	$154,688
DaVita, Inc. 6.625% 3/15/13	124,000	124,155
HCA, Inc. 9.625% 11/15/16	358,000	383,060
Roche Holdings, Inc. (b) 6.000% 3/01/19	260,000	302,872
Tenet Healthcare Corp. 9.250% 2/01/15	480,000	495,600
UnitedHealth Group, Inc. 6.000% 2/15/18	130,000	144,952
WellPoint, Inc. 5.875% 6/15/17	50,000	55,703
WellPoint, Inc. 7.000% 2/15/19	150,000	177,924
		1,838,954
Holding Company - Diversified – 0.1%
Reynolds Group DL Escrow, Inc. /Reynolds Group Escrow LLC (b) 7.750% 10/15/16	250,000	244,375
Insurance – 1.2%
American International Group, Inc. 5.850% 1/16/18	120,000	107,250
American International Group, Inc. 6.250% 3/15/87	670,000	455,600
Berkshire Hathaway, Inc. 3.200% 2/11/15	370,000	381,030
MetLife Capital Trust IV (b) 7.875% 12/15/37	300,000	288,000
MetLife, Inc. 6.400% 12/15/36	440,000	387,200
Teachers Insurance & Annuity Association of America (b) 6.850% 12/16/39	310,000	361,071
The Travelers Cos., Inc. VRN 6.250% 3/15/37	590,000	553,639
		2,533,790
Internet – 0.0%
SemGroup LP (f) 8.750% 11/15/15	95,000	-
Iron & Steel – 0.1%
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	140,525
Steel Dynamics, Inc. (b) 7.625% 3/15/20	40,000	39,800
		180,325
Lodging – 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	50,000	41,125
Inn of the Mountain Gods Resort & Casino (c) 12.000% 11/15/10	50,000	24,250
MGM Mirage 6.750% 9/01/12	10,000	9,300
MGM Mirage 7.625% 1/15/17	50,000	39,125
MGM Resorts International 10.375% 5/15/14	10,000	10,875
MGM Resorts International 11.125% 11/15/17	20,000	22,050
Station Casinos, Inc. (c) 7.750% 8/15/16	200,000	12,625
		159,350
Manufacturing – 0.2%
Tyco International Group SA 6.000% 11/15/13	310,000	346,983
Tyco International Group SA 6.750% 2/15/11	80,000	82,961
		429,944
Media – 2.4%
Comcast Corp. 6.500% 1/15/15	1,405,000	1,612,576
CSC Holdings LLC 8.625% 2/15/19	55,000	57,819
Echostar DBS Corp. 6.625% 10/01/14	5,000	5,000
Echostar DBS Corp. 7.000% 10/01/13	95,000	97,850
Echostar DBS Corp. 7.750% 5/31/15	130,000	133,900
News America, Inc. 6.200% 12/15/34	20,000	21,064
News America, Inc. 6.650% 11/15/37	40,000	44,892
Reed Elsevier Capital, Inc. 8.625% 1/15/19	300,000	381,922
Rogers Cable, Inc. 6.750% 3/15/15	40,000	46,337
Sun Media Corp. 7.625% 2/15/13	25,000	25,000
Time Warner Cable, Inc. 6.200% 7/01/13	290,000	324,348
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	198,850
Time Warner Cable, Inc. 8.250% 4/01/19	530,000	651,795
Time Warner Cable, Inc. 8.750% 2/14/19	90,000	113,556
Time Warner Entertainment Co. LP 8.375% 7/15/33	60,000	74,477
Time Warner, Inc. 6.875% 5/01/12	990,000	1,078,550
TL Acquisitions, Inc. (b) 10.500% 1/15/15	20,000	18,600
		4,886,536
Mining – 1.0%
Barrick Gold Corp. 6.950% 4/01/19	170,000	203,837
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	550,000	659,585
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	250,000	275,000
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	90,000	98,609
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	150,000	170,961
Teck Resources Ltd. 9.750% 5/15/14	20,000	23,636
Teck Resources Ltd. 10.250% 5/15/16	15,000	17,700
Teck Resources Ltd. 10.750% 5/15/19	35,000	42,886
Vale Overseas Ltd. 6.875% 11/21/36	361,000	376,346
Vedanta Resources PLC (b) 8.750% 1/15/14	190,000	199,500
		2,068,060
Oil & Gas – 2.9%
Chesapeake Energy Corp. 6.375% 6/15/15	40,000	41,300

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Energy Corp. 6.500% 8/15/17	$40,000	$39,450
Chesapeake Energy Corp. 7.250% 12/15/18	125,000	129,063
Conoco Funding Co. 6.350% 10/15/11	210,000	224,009
Conoco, Inc. 6.950% 4/15/29	225,000	276,129
ConocoPhillips 6.500% 2/01/39	260,000	313,981
Hess Corp. 7.300% 8/15/31	235,000	277,255
Hess Corp. 7.875% 10/01/29	90,000	110,746
Hess Corp. 8.125% 2/15/19	330,000	411,363
Kerr-McGee Corp. 6.950% 7/01/24	290,000	263,508
Kerr-McGee Corp. 7.875% 9/15/31	360,000	329,791
Noble Energy, Inc. 8.250% 3/01/19	350,000	423,589
Occidental Petroleum Corp. 7.000% 11/01/13	670,000	782,995
OPTI Canada, Inc. 7.875% 12/15/14	30,000	26,100
OPTI Canada, Inc. 8.250% 12/15/14	5,000	4,350
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	640,791
Petrobras International Finance Co. 5.750% 1/20/20	142,000	143,001
Petrobras International Finance Co. 6.125% 10/06/16	166,000	176,223
Pride International, Inc. 7.375% 7/15/14	40,000	39,850
SandRidge Energy, Inc. (b) 9.875% 5/15/16	160,000	162,400
Shell International Finance BV 4.375% 3/25/20	450,000	465,178
XTO Energy, Inc. 6.750% 8/01/37	50,000	64,413
XTO Energy, Inc. 7.500% 4/15/12	600,000	668,068
		6,013,553
Oil & Gas Services – 0.2%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	35,000	33,338
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	195,000	184,762
Complete Production Services, Inc. 8.000% 12/15/16	170,000	166,175
		384,275
Packaging & Containers – 0.1%
Ball Corp. 6.750% 9/15/20	230,000	232,300
Pharmaceuticals – 0.8%
Abbott Laboratories 5.125% 4/01/19	700,000	781,038
Pfizer, Inc. 6.200% 3/15/19	440,000	522,895
Wyeth 5.950% 4/01/37	240,000	271,860
		1,575,793
Pipelines – 0.9%
Dynegy Holdings, Inc. 7.750% 6/01/19	25,000	17,281
El Paso Corp. 7.000% 6/15/17	240,000	238,648
El Paso Corp. 7.800% 8/01/31	9,000	8,895
El Paso Natural Gas Co. 8.375% 6/15/32	349,000	408,327
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	106,426
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	21,442
Kinder Morgan Energy Partners LP 6.000% 2/01/17	230,000	250,546
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	41,406
Kinder Morgan Energy Partners LP 6.950% 1/15/38	20,000	21,253
Kinder Morgan Energy Partners LP 7.125% 3/15/12	20,000	21,498
Southern Natural Gas Co. 8.000% 3/01/32	5,000	5,666
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	55,282
Williams Cos., Inc. 7.750% 6/15/31	156,000	167,599
Williams Cos., Inc. Series A 7.500% 1/15/31	478,000	508,459
		1,872,728
Real Estate Investment Trusts (REITS) – 0.5%
Franchise Finance Corp. of America 8.750% 10/15/10	1,000,000	1,019,644
Retail – 0.7%
CVS Caremark Corp. 6.600% 3/15/19	520,000	605,114
CVS Caremark Corp. (Acquired 2/06/07, Cost $301,627) (b) (e) 9.350% 1/10/23	240,000	248,415
CVS Pass-Through Trust (b) 5.298% 1/11/27	14,279	14,123
CVS Pass-Through Trust 5.880% 1/10/28	142,187	145,164
CVS Pass-Through Trust 6.036% 12/10/28	164,639	170,180
CVS Pass-Through Trust 6.943% 1/10/30	113,946	125,150
Wal-Mart Stores, Inc. 6.200% 4/15/38	60,000	70,238
		1,378,384
Savings & Loans – 0.4%
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	19,600
The Goldman Sachs Capital II VRN 5.793% 12/29/49	460,000	347,300
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/65	10,000	6,412
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 12/29/49	455,000	418,696
		792,008

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors – 0.0%
National Semiconductor Corp. 6.600% 6/15/17	$40,000	$44,813
Telecommunications – 2.8%
America Movil SAB de CV (b) 5.000% 3/30/20	100,000	103,317
America Movil SAB de CV 5.625% 11/15/17	160,000	174,898
AT&T, Inc. 5.500% 2/01/18	480,000	530,800
AT&T, Inc. 6.550% 2/15/39	200,000	224,018
BellSouth Corp. 4.750% 11/15/12	10,000	10,721
British Telecom PLC 9.375% 12/15/10	130,000	134,449
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	60,000	78,008
Cricket Communications, Inc. 7.750% 5/15/16	160,000	163,200
Deutsche Telekom International Finance BV 5.750% 3/23/16	390,000	426,715
Intelsat Corp. 9.250% 8/15/14	80,000	81,800
Intelsat Jackson Holdings SA (b) 8.500% 11/01/19	65,000	65,650
Intelsat Jackson Holdings SA 9.500% 6/15/16	30,000	31,500
Koninklijke KPN NV 8.000% 10/01/10	715,000	726,392
Qwest Communications International, Inc. Series B 7.500% 2/15/14	95,000	95,238
Qwest Corp. 6.875% 9/15/33	130,000	119,275
Qwest Corp. 7.500% 10/01/14	55,000	58,506
Rogers Communications, Inc. 6.800% 8/15/18	120,000	141,853
SBC Communications, Inc. 5.100% 9/15/14	230,000	255,149
Sprint Capital Corp. 6.900% 5/01/19	910,000	823,550
Sprint Capital Corp. 8.375% 3/15/12	30,000	31,463
Telecom Italia Capital SA 4.950% 9/30/14	100,000	100,201
Telecom Italia Capital SA 5.250% 10/01/15	310,000	312,867
Telefonica Emisiones SAU 5.134% 4/27/20	360,000	360,826
Verizon Communications, Inc. 6.100% 4/15/18	280,000	317,878
Verizon Communications, Inc. 8.950% 3/01/39	60,000	84,995
Verizon Global Funding Corp. 7.375% 9/01/12	220,000	247,168
Windstream Corp. 8.625% 8/01/16	50,000	50,375
		5,750,812
Transportation – 0.2%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	98,000	117,110
RailAmerica, Inc. 9.250% 7/01/17	200,000	209,500
		326,610
TOTAL CORPORATE DEBT (Cost $76,225,967)		72,140,646
MUNICIPAL OBLIGATIONS – 0.7%
Kentucky Higher Education Student Loan Corp. FRN 1.450% 5/01/34	300,000	299,499
Municipal Electric Authority of Georgia 6.637% 4/01/57	130,000	125,897
Municipal Electric Authority of Georgia 6.655% 4/01/57	80,000	77,166
North Texas Higher Education Authority FRN 1.460% 7/01/30	415,000	411,883
State of California 7.300% 10/01/39	230,000	239,451
Tennessee Valley Authority 5.250% 9/15/39	210,000	230,033
		1,383,929
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,364,545)		1,383,929
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 13.2%
Automobile ABS – 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (b) 4.640% 5/20/16	180,000	186,498
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	340,000	360,139
		546,637
Commercial MBS – 1.8%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.350% 9/10/47	650,000	694,401
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	184,457	190,968
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	100,000	103,692
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	1,500,000	1,559,945
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	300,000	278,729

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	$900,000	$852,121
		3,679,856
Home Equity ABS – 2.2%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.647% 12/25/45	463,715	381,394
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.147% 10/25/32	1,271,096	825,892
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.580% 12/15/35	158,471	57,769
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	2,087	2,045
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.587% 12/25/36	1,670,427	919,593
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 0.647% 5/25/47	2,520,000	965,784
GSAA Home Equity Trust, Series 2007-5, Class 2A3A FRN 0.667% 4/25/47	2,560,000	1,236,556
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	135,627	124,067
		4,513,100
Manufactured Housing ABS – 1.4%
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	3,000,000	2,791,278
Student Loans ABS – 0.8%
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.747% 12/25/42	204,492	174,617
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN STEP 0.567% 7/25/30	488,459	358,710
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 0.737% 11/25/35	2,400,000	757,278
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 0.647% 11/25/35	196,914	120,246
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 0.537% 7/25/17	15,478	9,390
SLM Student Loan Trust, Series 2003-7A, Class A5A FRN 1.737% 12/15/33	300,000	304,416
		1,724,657
WL Collateral CMO – 6.7%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.119% 11/25/34	678,613	571,161
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 FRN 0.617% 8/25/35	-	-
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 0.670% 11/20/35	438,106	233,103
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.677% 10/25/35	234,340	125,833
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (b) 0.747% 9/25/35	468,285	370,333
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.192% 6/26/35	970,000	806,399
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN 0.697% 9/25/35	377,634	274,811
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 4.508% 10/25/35	451,457	358,812
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 3.186% 2/25/36	213,134	134,238
Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1 FRN 0.667% 3/25/36	459,748	232,277
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.737% 12/25/34	38,714	20,512
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 2.759% 9/25/33	1,098,271	901,664
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 4.657% 1/25/36	417,318	351,058
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (b) 5.533% 11/25/35	1,521,369	744,188
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (b) 0.697% 5/25/35	372,139	272,707

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 4.938% 3/25/36	$302,915	$180,553
Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A4 6.431% 8/25/36	2,540,075	1,172,714
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	559,631	524,880
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	225,837	215,556
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	1,612,911	1,371,851
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	2,235,107	1,086,046
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.607% 11/25/45	330,785	251,437
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 0.617% 7/25/45	67,856	51,243
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.637% 10/25/45	254,904	191,959
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.293% 10/25/46	1,715,074	1,008,726
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.707% 11/25/36	1,940,000	1,513,510
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.845% 8/25/36	1,050,000	832,151
		13,797,722
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,601,912)		27,053,250
SOVEREIGN DEBT OBLIGATIONS – 0.6%
Province of Ontario Canada 2.700% 6/16/15	660,000	665,638
Province of Ontario Canada 4.000% 10/07/19	310,000	316,589
United Mexican States 6.750% 9/27/34	155,000	177,863
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,131,345)		1,160,090
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 25.8%
Pass-Through Securities – 25.8%
Federal Home Loan Mortgage Corp.
Pool #1N1640 5.201% 1/01/37	319,668	336,761
Pool #1N1637 5.515% 1/01/37	678,819	713,671
Pool #1J1368 5.580% 10/01/36	293,881	311,185
Pool #1N2654 5.625% 11/23/35	170,000	184,706
Federal National Mortgage Association
Pool #AD5481 4.500% 5/01/40	5,984,357	6,210,407
Pool #AD6914 4.500% 6/01/40	599,320	621,958
Pool #888283 5.000% 8/01/34	29,919,117	31,769,192
Pool #735893 5.000% 10/01/35	4,903,308	5,197,315
Pool #709406 5.500% 7/01/33	3,686,094	3,969,174
Pool #937948 5.500% 6/01/37	55,203	59,321
Pool #950385 5.773% 8/01/37	74,976	78,591
Pool #867557 6.000% 2/01/36	24,621	26,841
Pool #933061 6.000% 10/01/37	153,135	166,128
Pool #257043 6.000% 1/01/38	438,159	475,197
Pool #967619 6.000% 1/01/38	224,666	243,657
Pool #981041 6.000% 4/01/38	466,873	506,339
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	14,159	15,632
Pool #595077 6.000% 10/15/32	2,504	2,769
Pool #596620 6.000% 10/15/32	2,082	2,302
Pool #598000 6.000% 12/15/32	89	98
Pool #604706 6.000% 10/15/33	307,161	339,557
Pool #636251 6.000% 3/15/35	31,723	34,920
Pool #782034 6.000% 1/15/36	373,700	411,945
Pool #658029 6.000% 7/15/36	353,519	387,269
Residual Funding Principal Strip 0.000%10/15/19	1,280,000	922,070
		52,987,005
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $49,004,666)		52,987,005
U.S. TREASURY OBLIGATIONS – 22.0%
U.S. Treasury Bonds & Notes – 22.0%
U.S. Treasury Bond 4.250% 5/15/39	440,000	465,438
U.S. Treasury Bond 4.375% 11/15/39	5,648,000	6,099,399
U.S. Treasury Bond 4.375% 5/15/40	4,700,000	5,084,078
U.S. Treasury Bond 4.500% 8/15/39	8,240,000	9,078,163
U.S. Treasury Bond 4.625% 2/15/40	370,000	416,048
U.S. Treasury Inflation Index 1.750% 1/15/28	728,399	738,674
U.S. Treasury Inflation Index (g) 2.375% 1/15/27	853,982	945,577

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index 3.875% 4/15/29	$1,989,105	$2,669,180
U.S. Treasury Note 0.625% 6/30/12	5,753,000	5,753,674
U.S. Treasury Note 2.125% 5/31/15	160,000	162,769
U.S. Treasury Note 3.125% 1/31/17	2,730,000	2,855,729
U.S. Treasury Note 3.375% 11/15/19	2,580,000	2,672,416
U.S. Treasury Note 3.625% 8/15/19	1,990,000	2,104,425
U.S. Treasury Note 3.625% 2/15/20	1,900,000	2,007,691
U.S. Treasury Note 4.000% 8/15/18	470,000	517,055
United States Treasury Strip Principal 0.000% 2/15/25	2,660,000	1,519,036
United States Treasury Strip Principal 0.000% 11/15/27	3,920,000	1,980,856
		45,070,208
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,417,190)		45,070,208
TOTAL BONDS & NOTES (Cost $202,745,625)		199,795,128
	Number of Shares
PURCHASED OPTIONS – 0.1%
Options on Futures
U.S. Treasury Notes 10 Year Futures Call	11,000	37,812
U.S. Treasury Notes 10 Year Futures Call	94,000	71,969
U.S. Treasury Notes 10 Year Futures Call	16,000	31,250
TOTAL PURCHASED OPTIONS (Cost $86,206)		141,031
WARRANTS – 0.0%
Pipelines – 0.0%
SemGroup Corp., Warrants, Expires 11/30/14, Strike 0.00 (a) (f)	258	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $205,243,465)		200,351,025
	Principal Amount
SHORT-TERM INVESTMENTS – 2.0%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (h)	$3,953,095	3,953,095
Time Deposits – 0.1%
Euro Time Deposit 0.010% 7/01/10	300,000	300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,253,095)		4,253,095
TOTAL INVESTMENTS – 99.7% (Cost $209,496,560) (i)		204,604,120
Other Assets/ (Liabilities) – 0.3%		674,267
NET ASSETS – 100.0%		$205,278,387

Notes to Portfolio of Investments
ABS	Asset Backed Security
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage Backed Security
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $13,837,902 or 6.74% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2010, these securities amounted to a value of $880,758 or 0.43% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2010, these securities amounted to a value of $957,278 or 0.47% of net assets.
(f)	This security is valued in good faith under procedures established by the Board of Trustees.
(g)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(h)	Maturity value of $3,953,096. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $4,035,125.
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 64.1%
COMMON STOCK – 63.7%
Aerospace & Defense – 0.8%
United Technologies Corp.	8,231	$534,274
Agriculture – 1.1%
Altria Group, Inc.	3,100	62,124
Imperial Tobacco Group PLC	5,137	143,288
Japan Tobacco, Inc.	50	155,284
Philip Morris International, Inc.	7,570	347,009
		707,705
Apparel – 0.2%
VF Corp.	1,708	121,575
Auto Manufacturers – 0.9%
Daimler AG (a)	3,477	176,958
Nissan Motor Co. Ltd. (a)	24,600	170,359
Paccar, Inc.	5,318	212,029
		559,346
Automotive & Parts – 0.8%
Cie Generale des Etablissements Michelin Class B	2,190	153,432
Johnson Controls, Inc.	13,194	354,523
		507,955
Banks – 5.2%
Banco Santander SA	24,300	256,639
Bank of America Corp.	39,082	561,608
BB&T Corp.	5,529	145,468
BNP Paribas	3,383	181,549
Capital One Financial Corp.	809	32,603
China Merchants Bank Co. Ltd.	76,400	182,550
Deutsche Bank AG	1,960	111,377
The Governor & Co. of The Bank of Ireland (a)	41,523	33,061
HSBC Holdings PLC	26,430	241,218
KBC Groep NV (a)	3,303	127,332
Lloyds Banking Group PLC (a)	175,936	139,648
State Street Corp.	2,268	76,704
Sumitomo Mitsui Financial Group, Inc.	4,218	118,956
SVB Financial Group (a)	805	33,190
TCF Financial Corp.	1,227	20,380
U.S. Bancorp	11,524	257,561
UniCredit SpA	71,067	158,547
Wells Fargo & Co.	28,409	727,270
		3,405,661
Beverages – 1.1%
The Coca-Cola Co.	9,688	485,562
PepsiCo, Inc.	1,485	90,511
Pernod-Ricard SA	1,729	134,428
		710,501
Biotechnology – 0.7%
Alexion Pharmaceuticals, Inc. (a)	406	20,783
Biogen Idec, Inc. (a)	2,802	132,955
Celgene Corp. (a)	5,255	267,059
Intercell AG (a)	2,596	48,516
		469,313
Building Materials – 0.5%
Daikin Industries Ltd.	3,400	103,664
Lafarge SA	2,495	135,595
Nippon Sheet Glass Co. Ltd.	26,000	63,242
		302,501
Chemicals – 1.3%
The Dow Chemical Co.	3,636	86,246
E.I. du Pont de Nemours & Co.	12,303	425,561
Huabao International Holdings Ltd.	72,000	91,872
Lanxess AG	3,599	152,448
Monsanto Co.	1,820	84,120
		840,247
Commercial Services – 0.7%
Apollo Group, Inc. Class A (a)	1,839	78,102
Experian PLC	12,710	110,093
Genpact Ltd. (a)	1,267	19,677
MasterCard, Inc. Class A	809	161,420
McKesson Corp.	863	57,959
Visa, Inc. Class A	615	43,511
		470,762
Computers – 4.5%
Apple, Inc. (a)	3,584	901,484
Atos Origin SA (a)	2,135	85,705
Cognizant Technology Solutions Corp. Class A (a)	2,916	145,975
Dell, Inc. (a)	3,530	42,572
EMC Corp. (a)	3,324	60,829
Fujitsu Ltd.	18,000	112,968
Hewlett-Packard Co.	19,395	839,416
International Business Machines Corp.	5,977	738,040
SanDisk Corp. (a)	776	32,646
		2,959,635
Cosmetics & Personal Care – 1.3%
Avon Products, Inc.	1,337	35,431
The Procter & Gamble Co.	11,144	668,417
Shiseido Co. Ltd.	6,700	147,222
		851,070
Distribution & Wholesale – 0.5%
Marubeni Corp.	36,000	184,219
Mitsui & Co. Ltd.	13,300	156,202
		340,421
Diversified Financial – 2.5%
American Express Co.	3,087	122,554
Citigroup, Inc. (a)	87,773	330,026
CME Group, Inc.	468	131,765
Credit Suisse Group	4,914	184,738
Franklin Resources, Inc.	169	14,566
The Goldman Sachs Group, Inc.	2,704	354,954
Invesco Ltd.	3,338	56,179
Janus Capital Group, Inc.	868	7,708
Macquarie Group Ltd.	4,117	127,629
Morgan Stanley	8,529	197,958
T. Rowe Price Group, Inc.	317	14,072
TD Ameritrade Holding Corp. (a)	6,486	99,236
		1,641,385
Electric – 1.7%
Constellation Energy Group, Inc.	439	14,158
Edison International	3,891	123,422
Entergy Corp.	1,100	78,782
Exelon Corp.	2,118	80,420
International Power PLC	14,208	62,972
National Grid PLC	19,584	144,323
NextEra Energy, Inc.	3,099	151,107
NV Energy, Inc.	8,280	97,787

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Public Service Enterprise Group, Inc.	8,132	$254,776
SCANA Corp.	1,056	37,763
Xcel Energy, Inc.	3,741	77,102
		1,122,612
Electrical Components & Equipment – 0.7%
LG Electronics, Inc.	1,392	106,298
Mitsubishi Electric Corp.	29,000	225,649
Schneider Electric SA	1,353	137,638
		469,585
Electronics – 0.6%
HON HAI Precision Industry Co. Ltd. GDR (Taiwan) (a)	18,385	134,578
Koninklijke Philips Electronics NV	5,963	178,642
Premier Farnell PLC	22,826	74,353
		387,573
Entertainment – 0.1%
International Game Technology	6,047	94,938
Food Services – 0.2%
Sodexo	2,772	154,307
Foods – 1.5%
General Mills, Inc.	5,020	178,311
Koninlijke Ahold NV	8,646	107,617
Kraft Foods, Inc. Class A	2,170	60,760
The Kroger Co.	5,456	107,429
Sysco Corp.	11,021	314,870
Unilever NV	8,506	233,094
		1,002,081
Gas – 0.8%
Centrica PLC	36,794	162,092
Gaz De France	4,815	136,919
Perusahaan Gas Negara PT	184,000	77,802
Snam Rete Gas SpA	35,196	140,630
		517,443
Health Care - Products – 0.3%
Boston Scientific Corp. (a)	2,369	13,740
Covidien PLC	4,274	171,730
		185,470
Health Care - Services – 0.5%
Aetna, Inc.	3,533	93,200
Thermo Fisher Scientific, Inc. (a)	1,281	62,833
UnitedHealth Group, Inc.	1,600	45,440
WellPoint, Inc. (a)	2,477	121,200
		322,673
Holding Company - Diversified – 0.2%
Hutchison Whampoa Ltd.	23,000	141,708
Home Builders – 0.2%
KB Home	793	8,723
Lennar Corp. Class A	3,880	53,971
Toll Brothers, Inc. (a)	4,680	76,565
		139,259
Household Products – 0.4%
Kimberly-Clark Corp.	1,886	114,348
Reckitt Benckiser Group PLC	2,832	131,051
		245,399
Insurance – 2.2%
ACE Ltd.	3,056	157,323
AXA SA	7,057	107,568
Berkshire Hathaway, Inc. Class B (a)	3,139	250,147
ING Groep NV (a)	23,981	178,949
MetLife, Inc.	3,604	136,087
Prudential Financial, Inc.	2,646	141,984
QBE Insurance Group Ltd.	7,547	115,699
RenaissanceRe Holdings Ltd.	3,171	178,432
XL Group PLC	1,972	31,572
Zurich Financial Services AG	785	172,364
		1,470,125
Internet – 0.7%
Amazon.com, Inc. (a)	950	103,797
Expedia, Inc.	2,048	38,461
Google, Inc. Class A (a)	725	322,589
		464,847
Investment Companies – 0.1%
Man Group PLC	23,024	76,198
Iron & Steel – 0.2%
ArcelorMittal	5,707	152,553
Leisure Time – 0.4%
Carnival Corp.	7,849	237,354
Lodging – 0.3%
Intercontinental Hotels Group PLC	10,714	166,939
Starwood Hotels & Resorts Worldwide, Inc.	1,290	53,445
		220,384
Machinery - Construction & Mining – 0.2%
BHP Billiton PLC	5,627	145,667
Machinery - Diversified – 0.7%
Deere & Co.	5,801	323,000
Kubota Corp.	18,000	137,315
		460,315
Manufacturing – 1.8%
Cookson Group PLC (a)	9,904	56,770
FUJIFILM Holdings Corp.	5,700	163,800
General Electric Co.	18,381	265,054
Honeywell International, Inc.	8,583	334,994
Parker Hannifin Corp.	3,046	168,931
Textron, Inc.	3,237	54,932
Tyco International Ltd.	4,506	158,746
		1,203,227
Media – 2.2%
Comcast Corp. Class A	9,345	162,323
DIRECTV Class A (a)	2,440	82,765
Gannett Co., Inc.	9,074	122,136
Time Warner, Inc.	18,581	537,177
The Walt Disney Co.	16,287	513,040
		1,417,441
Mining – 1.0%
First Quantum Minerals Ltd.	1,424	71,901
Freeport-McMoRan Copper & Gold, Inc.	7,706	455,656
Kinross Gold Corp.	5,754	98,744
		626,301
Office Equipment/Supplies – 0.2%
Ricoh Co. Ltd.	9,000	114,268
Oil & Gas – 5.6%
Anadarko Petroleum Corp.	1,221	44,066
Apache Corp.	3,019	254,170
BG Group PLC	10,820	160,234
BP PLC	27,191	130,643
Cairn Energy PLC (a)	22,062	135,034
Chevron Corp.	4,031	273,544
ConocoPhillips	5,085	249,623
Devon Energy Corp.	2,357	143,588
Ensco PLC Sponsored ADR (United Kingdom)	401	15,751

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EOG Resources, Inc.	2,916	$286,847
Exxon Mobil Corp.	12,603	719,253
JX Holdings, Inc. (a)	22,500	109,867
Nabors Industries Ltd. (a)	3,197	56,331
Noble Energy, Inc.	700	42,231
Occidental Petroleum Corp.	6,633	511,736
Royal Dutch Shell PLC Class A	15,841	403,989
Santos Ltd.	8,236	87,090
Southwestern Energy Co. (a)	1,318	50,928
Ultra Petroleum Corp. (a)	354	15,664
		3,690,589
Oil & Gas Services – 0.7%
Baker Hughes, Inc.	540	22,448
Cameron International Corp. (a)	1,243	40,422
Halliburton Co.	4,572	112,243
Schlumberger Ltd.	5,069	280,518
		455,631
Pharmaceuticals – 4.8%
Abbott Laboratories	12,655	592,001
Bayer AG	3,307	185,450
Cardinal Health, Inc.	7,002	235,337
GlaxoSmithKline PLC	12,928	219,181
Medco Health Solutions, Inc. (a)	3,188	175,595
Merck & Co., Inc.	18,392	643,168
Pfizer, Inc.	36,363	518,536
Roche Holding AG	1,429	196,290
Sanofi-Aventis	3,006	182,190
Shire Ltd.	4,215	85,709
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	1,797	93,426
		3,126,883
Pipelines – 0.0%
SemGroup Corp. Class A (a)	77	2,021
Real Estate – 0.7%
China Overseas Land & Investment Ltd.	62,000	115,492
China Resources Land Ltd.	52,000	97,505
Hang Lung Properties Ltd.	31,000	119,491
Sun Hung Kai Properties Ltd.	8,000	108,872
		441,360
Real Estate Investment Trusts (REITS) – 0.1%
Apartment Investment & Management Co. Class A	700	13,559
Public Storage	450	39,560
Simon Property Group, Inc.	403	32,542
		85,661
Retail – 2.7%
AutoZone, Inc. (a)	396	76,515
Coach, Inc.	389	14,218
CVS Caremark Corp.	4,466	130,943
Darden Restaurants, Inc.	1,426	55,400
GameStop Corp. Class A (a)	1,445	27,152
J.C. Penney Co., Inc.	1,128	24,229
Kohl's Corp. (a)	1,647	78,233
Lowe's Cos., Inc.	11,262	229,970
PPR	1,088	134,944
Staples, Inc.	12,962	246,926
Takashimaya Co. Ltd.	14,000	111,273
Target Corp.	2,350	115,550
Wal-Mart Stores, Inc.	2,916	140,172
Walgreen Co.	1,276	34,069
Yum! Brands, Inc.	8,827	344,606
		1,764,200
Semiconductors – 1.6%
Analog Devices, Inc.	4,478	124,757
Applied Materials, Inc.	8,602	103,396
ASML Holding NV	3,561	98,286
Broadcom Corp. Class A	2,780	91,657
Intersil Corp. Class A	8,515	103,117
LSI Corp. (a)	12,108	55,697
Marvell Technology Group Ltd. (a)	5,257	82,850
Novellus Systems, Inc. (a)	2,644	67,052
Sumco Corp. (a)	5,100	84,837
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	15,708	153,310
Xilinx, Inc.	3,216	81,236
		1,046,195
Software – 1.9%
Infosys Technologies Ltd. Sponsored ADR (India)	2,691	161,218
Microsoft Corp.	35,408	814,738
Oracle Corp.	11,534	247,520
		1,223,476
Telecommunications – 4.9%
American Tower Corp. Class A (a)	1,049	46,681
AT&T, Inc.	15,076	364,688
BT Group PLC	56,857	108,620
Cable & Wireless Worldwide PLC	52,607	67,419
Cisco Systems, Inc. (a)	30,949	659,523
Corning, Inc.	14,386	232,334
Juniper Networks, Inc. (a)	9,807	223,796
Koninklijke KPN NV	8,336	106,981
Qualcomm, Inc.	6,341	208,238
Singapore Telecommunications Ltd.	8,000	17,140
Singapore Telecommunications Ltd.	37,000	80,091
Sprint Nextel Corp. (a)	35,966	152,496
Telefonica SA	13,020	241,653
Telekomunikasi Indonesia Tbk PT	76,500	64,487
Verizon Communications, Inc.	12,383	346,972
Vodafone Group PLC	129,912	269,314
		3,190,433
Toys, Games & Hobbies – 0.2%
Nintendo Co. Ltd.	500	145,500
Transportation – 1.1%
East Japan Railway	2,100	139,844
Norfolk Southern Corp.	8,550	453,578
Union Pacific Corp.	2,149	149,377
		742,799
Water – 0.1%
American Water Works Co., Inc.	4,323	89,054
TOTAL COMMON STOCK (Cost $41,912,154)		41,797,881
PREFERRED STOCK – 0.4%
Auto Manufacturers – 0.3%
Volkswagen AG 4.254% (Germany)	2,294	201,854
Diversified Financial – 0.1%
Citigroup Capital XII	1,800	44,982

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
U.S. Government Agencies – 0.0%
Federal Home Loan Mortgage Corp.	11,350	$3,859
Federal National Mortgage Association	400	240
Federal National Mortgage Association	7,175	2,439
		6,538
TOTAL PREFERRED STOCK (Cost $740,530)		253,374
TOTAL EQUITIES (Cost $42,652,684)		42,051,255
	Principal Amount
BONDS & NOTES – 23.1%
CORPORATE DEBT – 5.2%
Airlines – 1.0%
Continental Airlines 2007- 1 Class A 5.983% 10/19/23	$294,687	296,897
Delta Air Lines, Inc. (c) 6.821% 8/10/22	84,270	85,639
Delta Air Lines, Inc., Series 2000-1, Class A2 7.570% 5/18/12	200,000	202,500
Northwest Airlines, Inc. 7.575% 9/01/20	63,149	62,771
United Air Lines, Inc. 9.750% 1/15/17	20,000	21,250
		669,057
Auto Manufacturers – 0.1%
Motors Liquidation Co. EUR (d) (e) 8.375% 7/05/33	90,000	37,609
Banks – 0.2%
Export-Import Bank of Korea (c) 5.250% 2/10/14	5,000	5,251
Glitnir Banki HF (Acquired 6/15/06, Cost $140,000) VRN (c) (d) (f) 6.693% 6/15/16	140,000	175
Glitnir Banki HF (Acquired 7/28/06, Cost $160,000) (c) (d) (f) 6.330% 7/28/11	160,000	41,600
Glitnir Banki HF (Acquired 9/25/07, Cost $99,776) (c) (d) (f) 6.375% 9/25/12	100,000	26,000
Hypothekenbank in Essen (c) 5.000% 1/20/12	20,000	21,133
Landsbanki Islands HF (Acquired 8/25/06, Cost $279,927) (c) (d) (f) 6.100% 8/25/11	280,000	31,500
		125,659
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	70,000	70,700
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	15,000	14,400
Diversified Financial – 1.9%
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	90,000	93,163
Federal Home Loan Banks 0.410% 2/25/11	210,000	210,017
Federal Home Loan Mortgage Corp. 1.375% 1/09/13	50,000	50,419
Federal National Mortgage Association 0.010% 10/09/19	420,000	259,652
Federal National Mortgage Association 4.625% 5/01/13	160,000	172,408
Federal National Mortgage Association 5.250% 8/01/12	70,000	75,464
Ford Motor Credit Co. LLC 8.000% 12/15/16	200,000	204,518
Kaupthing Bank HF (Acquired 2/25/08, Cost $368,482) (c) (d) (f) 7.625% 2/28/15	440,000	105,600
Kaupthing Bank HF (Acquired 5/19/06, Cost $99,472) (c) (d) (f) 7.125% 5/19/16	100,000	10
Lehman Brothers Holdings Capital Trust VII VRN (d) 5.857% 11/29/49	130,000	13
Lehman Brothers Holdings, Inc. (d) 6.500% 7/19/17	30,000	15
Lehman Brothers Holdings, Inc. Series I (d) 6.750% 12/28/17	290,000	145
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	100,000	96,749
		1,268,173
Electric – 0.3%
The AES Corp. 7.750% 3/01/14	32,000	32,560
Calpine Construction Finance Co. LP (c) 8.000% 6/01/16	35,000	35,787
Energy Future Holdings Corp. 11.250% 11/01/17	45,058	29,288
NRG Energy, Inc. 7.250% 2/01/14	20,000	20,275
NRG Energy, Inc. 7.375% 2/01/16	10,000	9,950
NRG Energy, Inc. 7.375% 1/15/17	40,000	39,600
		167,460
Health Care - Services – 0.1%
HCA, Inc. 7.500% 11/15/95	50,000	37,250
HCA, Inc. 7.690% 6/15/25	10,000	8,950
Tenet Healthcare Corp. (c) 10.000% 5/01/18	30,000	33,150
		79,350

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance – 0.1%
Teachers Insurance & Annuity Association of America (c) 6.850% 12/16/39	$40,000	$46,590
Internet – 0.0%
SemGroup LP (b) 8.750% 11/15/15	30,000	-
Lodging – 0.1%
Inn of the Mountain Gods Resort & Casino (d) 12.000% 11/15/10	20,000	9,700
MGM Mirage 6.625% 7/15/15	5,000	3,938
MGM Resorts International 10.375% 5/15/14	5,000	5,437
MGM Resorts International 11.125% 11/15/17	15,000	16,537
Station Casinos, Inc. (d) 7.750% 8/15/16	55,000	3,472
		39,084
Media – 0.0%
Sun Media Corp. 7.625% 2/15/13	10,000	10,000
Mining – 0.1%
Teck Resources Ltd. 9.750% 5/15/14	5,000	5,909
Teck Resources Ltd. 10.250% 5/15/16	5,000	5,900
Teck Resources Ltd. 10.750% 5/15/19	5,000	6,126
Vale Overseas Ltd. 6.875% 11/21/36	70,000	72,976
		90,911
Oil & Gas – 0.3%
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	114,170
Petrobras International Finance Co. 5.750% 1/20/20	22,000	22,155
Petrobras International Finance Co. 6.125% 10/06/16	26,000	27,601
SandRidge Energy, Inc. (c) 9.875% 5/15/16	30,000	30,450
		194,376
Oil & Gas Services – 0.0%
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	10,000	9,475
Real Estate – 0.2%
Realogy Corp. 10.500% 4/15/14	150,000	127,125
Retail – 0.3%
CVS Caremark Corp. (Acquired 2/07/07, Cost $125,678) (c) (f) 9.350% 1/10/23	100,000	103,506
CVS Pass-Through Trust 5.880% 1/10/28	29,326	29,940
CVS Pass-Through Trust 6.036% 12/10/28	33,843	34,982
		168,428
Savings & Loans – 0.2%
El Paso Performance-Linked Trust (c) 7.750% 7/15/11	40,000	41,231
ILFC E-Capital Trust II VRN (c) 6.250% 12/21/65	190,000	121,838
		163,069
Telecommunications – 0.1%
America Movil SAB de CV 5.625% 11/15/17	30,000	32,794
Qwest Corp. 6.875% 9/15/33	10,000	9,175
Sprint Capital Corp. 8.750% 3/15/32	60,000	57,300
		99,269
Transportation – 0.1%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	16,000	19,120
RailAmerica, Inc. 9.250% 7/01/17	32,000	33,520
		52,640
TOTAL CORPORATE DEBT (Cost $4,936,539)		3,433,375
MUNICIPAL OBLIGATIONS – 0.1%
Trucking & Leasing – 0.1%
Tennessee Valley Authority 5.250% 9/15/39	40,000	43,816
TOTAL MUNICIPAL OBLIGATIONS (Cost $39,553)		43,816
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.3%
Automobile ABS – 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (c) 4.640% 5/20/16	100,000	103,610
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (c) 5.290% 3/25/16	60,000	63,554
		167,164
Commercial MBS – 0.2%
GS Mortgage Securities Corp. II, Series 2001-1285, Class C (c) 6.712% 8/15/18	90,000	92,905
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 7/28/04, Cost $180,089) VRN (c) (f) 1.190% 5/28/40	1,644,659	24,226
Mutual Fund Fee Trust, Series 2000-3 (d) (b) 9.070% 7/01/08	655,398	7
		117,138
Home Equity ABS – 0.1%
UCFC Home Equity Loan, Series 1998-D, Class MF1 6.905% 4/15/30	42,635	34,393

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS – 0.2%
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 0.987% 8/25/32	$3,122	$1,847
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.597% 11/25/37	109,212	101,132
		102,979
WL Collateral CMO – 0.6%
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3 (c) 7.000% 8/25/34	187,483	158,392
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 2.004% 5/25/29	77,928	69,649
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (c) 6.000% 5/25/35	90,335	86,223
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/34	80,519	82,864
		397,128
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,222,108)		818,802
SOVEREIGN DEBT OBLIGATIONS – 0.1%
Russia Government International Bond STEP (c) 7.500% 3/31/30	36,800	41,485
United Mexican States 6.750% 9/27/34	27,000	30,982
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $64,865)		72,467
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 7.0%
Pass-Through Securities – 7.0%
Federal Home Loan Mortgage Corp.(g) Pool #1N2654 5.625% 11/23/35	140,000	152,111
Federal National Mortgage Association
Pool #974701 4.500% 4/01/38	256,417	266,584
Pool #AD1593 4.500% 2/01/40	791,267	821,156
Pool #944103 5.820% 7/01/37	199,156	208,617
Pool #595775 6.000% 8/01/31	7,981	8,795
Pool #896048 6.000% 6/01/36	323,441	351,894
Pool #831669 6.000% 7/01/36	205,996	224,246
Pool #955760 6.000% 10/01/37	70,530	76,558
Pool #257534 6.000% 1/01/39	158,598	171,955
Pool #902990 6.500% 11/01/36	14,417	15,824
Federal National Mortgage Association Principal Strip 0.000%2/01/19	30,000	19,473
Federal National Mortgage Association TBA Pool #9730 4.500% 10/01/38 (h)	900,000	929,602
Government National Mortgage Association
Pool #575499 6.000% 1/15/32	45,798	50,771
Pool #579631 6.000% 2/15/32	34,952	38,738
Pool #582351 6.500% 10/15/32	35,101	39,268
Government National Mortgage Association TBA
Pool #6365 4.500% 5/01/39 (h)	100,000	104,164
Pool #566 4.500% 8/01/39 (h)	100,000	103,945
Pool #1227 5.000% 2/01/39 (h)	100,000	105,457
Pool #1227 5.000% 2/01/39 (h)	100,000	105,894
Pool #1227 5.000% 2/01/39 (h)	600,000	637,594
Residual Funding Principal Strip 0.010% 10/15/19	180,000	129,666
		4,562,312
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $4,450,747)		4,562,312
U.S. TREASURY OBLIGATIONS – 9.4%
U.S. Treasury Bonds & Notes – 9.4%
U.S. Treasury Bond 4.250% 5/15/39	160,000	169,250
U.S. Treasury Bond 4.375% 11/15/39	690,000	745,146
U.S. Treasury Bond 4.375% 5/15/40	200,000	216,344
U.S. Treasury Bond 4.625% 2/15/40	170,000	191,157
U.S. Treasury Inflation Index 2.500% 1/15/29	345,219	390,115
U.S. Treasury Note 2.500% 4/30/15	2,340,000	2,423,363
U.S. Treasury Note 3.250% 12/31/16	75,000	79,069
U.S. Treasury Note 3.375% 11/15/19	10,000	10,358
U.S. Treasury Note 3.500% 5/15/20	1,780,000	1,863,020
U.S. Treasury Note 4.000% 8/15/18	80,000	88,009
		6,175,831
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,996,940)		6,175,831
TOTAL BONDS & NOTES (Cost $16,710,752)		15,106,603
	Number of Shares
PURCHASED OPTIONS – 0.0%
Options on Futures – 0.0%
U.S. Treasury Notes 10 Year Futures Call	2,000	6,875
U.S. Treasury Notes 10 Year Futures Call	13,000	9,953

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

Number of Shares	Value
U.S. Treasury Notes 10 Year Futures Call	2,000	$3,907
20,735
TOTAL PURCHASED OPTIONS (Cost $12,087)	20,735
WARRANTS – 0.0%
Internet – 0.0%
SemGroup Corp., Expires 11/30/14, Strike 0.00 (a) (b)	81	-
TOTAL WARRANTS (Cost $0)	-
TOTAL LONG-TERM INVESTMENTS (Cost $59,375,523)	57,178,593
Principal Amount
SHORT-TERM INVESTMENTS – 15.7%
Repurchase Agreement – 15.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (i)	$10,311,682	10,311,682
TOTAL SHORT-TERM INVESTMENTS (Cost $10,311,682)	10,311,682
TOTAL INVESTMENTS – 102.9% (Cost $69,687,205) (j)	67,490,275
Other Assets/ (Liabilities) – (2.9)%	(1,884,151)
NET ASSETS – 100.0%	$65,606,124

Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GDR	Global Depositary Receipt
MBS	Mortgage Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $1,299,855 or 1.98% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2010, these securities amounted to a value of $255,845 or 0.39% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Restricted security. Certain securities are restricted as to resale. At June 30, 2010, these securities amounted to a value of $332,617 or 0.51% of net assets.
(g)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(h)	A portion of this security is purchased on a when issued, delayed-delivery, or forward commitment basis. (Note 2).
(i)	Maturity value of $10,311,685. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $10,525,130.
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 53.6%
COMMON STOCK – 52.6%
Aerospace & Defense – 0.7%
The Boeing Co.	15,150	$950,664
L-3 Communications Holdings, Inc.	100	7,084
Lockheed Martin Corp.	10,500	782,250
Northrop Grumman Corp.	9,625	523,985
Raytheon Co.	5,700	275,823
Spirit AeroSystems Holdings, Inc. Class A (a)	29,800	567,988
Thales SA	3,500	113,077
United Technologies Corp.	2,900	188,239
		3,409,110
Agriculture – 0.8%
Altria Group, Inc.	24,100	482,964
British American Tobacco Malaysia	14,700	198,641
British American Tobacco PLC	8,323	263,652
Bunge Ltd.	7,600	373,844
Chaoda Modern Agriculture Holdings Ltd.	822,339	797,341
IOI Corp.	65,400	100,822
KT&G Corp.	7,805	383,768
Lorillard, Inc.	2,800	201,544
Philip Morris International, Inc.	15,100	692,184
Reynolds American, Inc.	300	15,636
SLC Agricola SA	39,700	296,459
		3,806,855
Apparel – 0.1%
China Dongxiang Group Co.	373,548	246,598
Unifi, Inc. (a)	20,800	79,456
		326,054
Auto Manufacturers – 0.6%
Bayerische Motoren Werke AG	2,000	97,227
Daihatsu Motor Co. Ltd.	18,800	174,346
Denway Motors Ltd.	475,000	222,923
Dongfeng Motor Group Co. Ltd. Class H	33,900	38,280
Fuji Heavy Industries Ltd. (a)	75,500	402,651
Honda Motor Co. Ltd.	16,960	492,043
Suzuki Motor Corp.	46,237	906,831
Toyota Motor Corp.	12,200	419,124
		2,753,425
Automotive & Parts – 0.4%
Aisin Seiki Co. Ltd.	7,800	210,519
Cheng Shin Rubber Industry Co. Ltd.	67,000	135,818
Denso Corp.	10,800	298,294
Futaba Industrial Co. Ltd. (a)	23,400	175,138
Mando Corp. (a)	600	55,239
Sumitomo Electric Industries Ltd.	19,600	229,184
Toyota Industries Corp.	25,821	654,637
WABCO Holdings, Inc. (a)	100	3,148
		1,761,977
Banks – 3.4%
Banco Santander Brasil SA	18,900	195,167
Banco Santander Chile Sponsored ADR (Chile)	3,700	248,233
Bank of America Corp.	146,182	2,100,635
The Bank of Kyoto Ltd.	28,800	236,264
Bank of New York Mellon Corp.	46,800	1,155,492
Capital One Financial Corp.	800	32,240
Comerica, Inc.	1,100	40,513
DBS Group Holdings Ltd.	24,000	233,201
DnB NOR ASA	10,800	104,283
HSBC Holdings PLC	111,276	1,015,582
HSBC Holdings PLC	31,200	285,822
HSBC Holdings PLC Sponsored ADR (United Kingdom)	6,200	282,658
Intesa Sanpaolo	47,700	126,249
Lloyds Banking Group PLC (a)	495,000	392,903
Mitsubishi UFJ Financial Group, Inc.	115,000	520,783
Northern Trust Corp.	19,200	896,640
Oversea-Chinese Banking Corp. Ltd.	99,900	629,737
Sberbank of Russian Federation	308,200	739,209
Siam Commercial Bank PCL	151,116	376,752
Standard Chartered PLC	11,100	269,571
State Bank of India	12,200	601,717
State Street Corp.	15,900	537,738
Sumitomo Mitsui Financial Group, Inc.	11,700	329,963
Turkiye Garanti Bankasi AS	92,836	386,026
U.S. Bancorp	44,300	990,105
United Overseas Bank Ltd.	13,100	182,371
Wells Fargo & Co.	98,300	2,516,480
		15,426,334
Beverages – 0.8%
China Huiyuan Juice Group Ltd.	69,000	46,993
Coca-Cola Central Japan Co. Ltd.	7,500	95,880
The Coca-Cola Co.	6,632	332,396
Coca-Cola West Co. Ltd.	23,700	391,485
Constellation Brands, Inc. Class A (a)	5,200	81,224
Diageo PLC Sponsored ADR (United Kingdom)	16,104	1,010,365
Dr. Pepper Snapple Group, Inc.	5,100	190,689
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	3,200	138,080
Fraser and Neave Ltd.	113,700	416,412
Hokkaido Coca-Cola Bottling Co. Ltd.	6,700	32,214
Kirin Holdings Co. Ltd.	43,200	543,472
Mikuni Coca-Cola Bottling Co. Ltd.	18,100	144,319
Molson Coors Brewing Co. Class B	800	33,888
		3,457,417
Biotechnology – 0.5%
Amgen, Inc. (a)	11,900	625,940
Biogen Idec, Inc. (a)	800	37,960
CSL Ltd.	16,121	442,910
Daikin Industries Ltd.	1,800	54,881

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genzyme Corp. (a)	12,400	$629,548
Life Technologies Corp. (a)	7,400	349,650
		2,140,889
Building Materials – 0.1%
Rinnai Corp.	4,500	230,462
Taiwan Cement Corp.	13,000	10,961
		241,423
Chemicals – 1.7%
Agrium, Inc.	9,400	460,036
Bayer AG Sponsored ADR (Germany)	200	11,158
CF Industries Holdings, Inc.	11,000	697,950
China BlueChemical Ltd.	306,600	170,083
The Dow Chemical Co.	27,500	652,300
Eastman Chemical Co.	600	32,016
EI du Ponte de Nemours & Co.	19,100	660,669
FMC Corp.	19,800	1,137,114
Hitachi Chemical Co. Ltd.	16,900	313,431
The Lubrizol Corp.	500	40,155
Potash Corporation of Saskatchewan, Inc.	2,000	172,480
PPG Industries, Inc.	600	36,246
Praxair, Inc.	3,200	243,168
PTT Chemical PCL	25,292	80,923
Samsung Fine Chemicals Co. Ltd.	6,200	323,069
Shin-Etsu Chemical Co. Ltd.	20,708	962,404
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	5,500	179,355
Sumitomo Chemical Co. Ltd.	282,400	1,089,227
Ube Industries Ltd.	117,800	278,868
Uralkali GDR (Russia)	1,100	19,822
		7,560,474
Coal – 0.5%
Alliance Resource Partners LP	5,100	229,347
Bumi Resources Tbk PT	1,213,400	247,902
China Shenhua Energy Co. Ltd.	69,838	253,292
CONSOL Energy, Inc.	35,100	1,184,976
Kuzbassrazrezugol (a)	632,300	249,758
		2,165,275
Commercial Services – 0.2%
Donnelley (R.R.) & Sons Co.	2,000	32,740
Hewitt Associates, Inc. Class A (a)	900	31,014
Jiangsu Expressway Co. Ltd.	42,500	38,746
McKesson Corp.	6,800	456,688
PLUS Expressways	409,181	429,293
Total System Services, Inc.	3,200	43,520
Xiamen International Port Co. Ltd.	470,700	83,505
		1,115,506
Computers – 2.4%
Accenture PLC Class A	900	34,785
Apple, Inc. (a)	12,787	3,216,314
Asustek Computer	14,700	108,443
Cognizant Technology Solutions Corp. Class A (a)	2,800	140,168
Compal Electronics, Inc.	65,000	77,495
Computer Sciences Corp.	2,500	113,125
Dell, Inc. (a)	65,000	783,900
EMC Corp. (a)	32,300	591,090
Fujitsu	17,400	109,203
Hewlett-Packard Co.	32,600	1,410,928
HTC Corp.	42,000	557,221
International Business Machines Corp.	24,444	3,018,345
Lexmark International, Inc. Class A (a)	9,799	323,661
SanDisk Corp. (a)	1,200	50,484
Seagate Technology (a)	2,200	28,688
TDK Corp.	4,500	246,589
Teradata Corp. (a)	2,200	67,056
Western Digital Corp. (a)	3,600	108,576
		10,986,071
Cosmetics & Personal Care – 0.5%
Colgate-Palmolive Co.	8,400	661,584
The Procter & Gamble Co.	29,786	1,786,564
		2,448,148
Distribution & Wholesale – 0.5%
Mitsubishi Corp.	61,400	1,278,141
Mitsui & Co. Ltd.	73,952	868,531
		2,146,672
Diversified Financial – 1.6%
Citigroup, Inc. (a)	325,500	1,223,880
Credit Suisse Group	7,100	266,919
Credit Suisse Group Sponsored ADR (Switzerland)	1,000	37,430
The Goldman Sachs Group, Inc.	5,400	708,858
Guinness Peat Group	458,370	207,851
Housing Development Finance Corp. Ltd.	13,674	862,013
JPMorgan Chase & Co.	74,066	2,711,556
Morgan Stanley	32,700	758,967
Nomura Holdings, Inc.	51,900	283,834
Rhj International (b)	11,800	88,612
UBS AG (a)	22,900	303,637
		7,453,557
Electric – 1.3%
Adani Power Ltd. (a)	110,400	298,814
The AES Corp. (a)	9,800	90,552
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	7,920	116,186
CMS Energy Corp.	9,000	131,850
Constellation Energy Group, Inc.	1,000	32,250
DTE Energy Co.	800	36,488
Entergy Corp.	6,000	429,720
Exelon Corp.	8,300	315,151
Fortum OYJ	10,200	225,683
International Power PLC	35,600	157,786
National Grid PLC	64,600	476,065
NextEra Energy, Inc.	14,400	702,144
NRG Energy, Inc. (a)	5,600	118,776
PPL Corp.	20,200	503,990
RusHydro Sponsored ADR (Russia) (a)	222,700	1,089,003
RusHydro (a)	837,700	41,250
The Southern Co.	3,100	103,168
Tenaga Nasional	120,200	311,382
YTL Power International Bhd	1,021,505	695,710
		5,875,968
Electrical Components & Equipment – 0.3%
Bharat Heavy Electricals Ltd.	15,600	820,470
Delta Electronics, Inc.	155,000	496,174
		1,316,644
Electronics – 0.8%
Agilent Technologies, Inc. (a)	8,300	235,969

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Amphenol Corp. Class A	1,700	$66,776
Fanuc Ltd.	2,600	291,398
Garmin Ltd.	1,100	32,098
Hana Microelectronics PCL	127,299	106,115
Hon Hai Precision Industry Co. Ltd. (a)	69,000	242,337
Hoya Corp.	26,400	560,005
Koninklijke Philips Electronics NV Sponsored ADR (Netherlands)	2,000	59,680
Koninklijke Philips Electronics NV	9,300	278,614
LG Display Co. Ltd.	8,100	268,963
Mettler-Toledo, Inc. (a)	1,700	189,771
Murata Manufacturing Co. Ltd.	8,600	409,183
NGK Insulators Ltd.	10,300	159,962
Nippon Electric Glass Co. Ltd.	9,900	112,549
Pegatron Corp. (a)	39,565	37,002
PerkinElmer, Inc.	8,100	167,427
Tyco Electronics Ltd.	4,400	111,672
Waters Corp. (a)	6,200	401,140
		3,730,661
Engineering & Construction – 0.6%
Fluor Corp.	400	17,000
JGC Corp.	31,300	474,018
KBR, Inc.	10,700	217,638
Kinden Corp.	24,500	208,123
Larsen & Toubro Ltd.	8,900	345,228
McDermott International, Inc. (a)	36,600	792,756
Okumura Corp.	81,500	297,081
Toda Corp.	69,900	225,067
URS Corp. (a)	700	27,545
		2,604,456
Entertainment – 0.2%
International Game Technology	22,700	356,390
Paradise Co. Ltd.	25,400	68,867
Toho Co. Ltd	17,250	284,091
		709,348
Equity Fund – 0.0%
Telecom HOLDRs Trust	2,300	52,095
Foods – 1.1%
BIM Birlesik Magazalar AS	12,100	335,553
ConAgra Foods, Inc.	7,400	172,568
Cosan Ltd. Class A (a)	39,200	366,128
General Mills, Inc.	10,000	355,200
H.J. Heinz Co.	5,100	220,422
Kraft Foods, Inc. Class A	35,100	982,800
Nestle SA	26,282	1,268,459
Ralcorp Holdings, Inc. (a)	1,100	60,280
Safeway, Inc.	1,500	29,490
Sara Lee Corp.	56,000	789,600
SUPERVALU, Inc.	2,600	28,184
Unilever NV NY Shares	4,000	109,280
Unilever PLC Sponsored ADR (United Kingdom)	5,500	147,015
Unilever PLC	7,900	210,629
		5,075,608
Forest Products & Paper – 0.1%
International Paper Co.	6,800	153,884
MeadWestvaco Corp.	1,600	35,520
Sino-Forest Corp. (a)	30,140	429,983
		619,387
Gas – 0.4%
Beijing Enterprises Holdings Ltd.	220,622	1,430,383
Tokyo Gas Co. Ltd.	132,988	607,386
		2,037,769
Health Care - Products – 1.5%
Baxter International, Inc.	4,000	162,560
Boston Scientific Corp. (a)	29,600	171,680
CareFusion Corp. (a)	1,400	31,780
Cie Generale d'Optique Essilor International SA	12,577	752,636
Covidien PLC	8,000	321,440
Hologic, Inc. (a)	51,800	721,574
Johnson & Johnson	51,740	3,055,764
Medtronic, Inc.	28,600	1,037,322
Mindray Medical International Ltd. ADR (Cayman Islands)	2,900	91,118
Stryker Corp.	700	35,042
Terumo Corp.	5,100	243,814
		6,624,730
Health Care - Services – 1.0%
Aetna, Inc.	26,300	693,794
CIGNA Corp.	11,400	354,084
DaVita, Inc. (a)	6,900	430,836
HealthSouth Corp. (a)	10,500	196,455
Humana, Inc. (a)	9,900	452,133
Life Healthcare Group Holdings Ltd. (a)	96,700	171,800
Parkway Holdings Ltd.	168,527	429,003
Thermo Fisher Scientific, Inc. (a)	9,900	485,595
UnitedHealth Group, Inc.	17,300	491,320
WellPoint, Inc. (a)	18,400	900,312
		4,605,332
Holding Company - Diversified – 0.5%
Hutchison Whampoa Ltd.	52,600	324,081
Keppel Corp Ltd.	85,420	515,786
LG Corp.	4,500	241,337
Noble Group Ltd.	84,954	102,798
Tianjin Development Holdings	951,403	569,404
Wharf Holdings Ltd.	67,400	329,262
		2,082,668
Home Builders – 0.3%
Daiwa House Industry Co. Ltd.	28,500	256,485
MRV Engenharia e Participacoes SA	45,800	324,399
Sekisui House Ltd.	73,600	630,330
		1,211,214
Home Furnishing – 0.0%
Sony Corp. Sponsored ADR (Japan)	900	24,012
Whirlpool Corp.	400	35,128
		59,140
Household Products – 0.3%
Hindustan Unilever Ltd.	23,400	134,826
Hypermarcas SA (a)	91,000	1,175,502
Kimberly-Clark Corp.	500	30,315
		1,340,643
Insurance – 2.7%
ACE Ltd.	25,017	1,287,875
Allianz SE	1,400	139,720
Allstate Corp.	6,300	180,999
Arch Capital Group Ltd. (a)	3,900	290,550
Assicurazioni Generali SpA	3,400	59,632
AXA SA	7,600	115,845
AXA SA Sponsored ADR (France)	400	6,100

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Axis Capital Holdings Ltd.	300	$8,916
China Life Insurance Co. Ltd. Sponsored ADR (China)	5,499	358,535
China Life Insurance Co. Ltd.	78,400	343,925
China Pacific Insurance Group Co. Ltd.	36,700	144,689
The Chubb Corp.	10,100	505,101
CNA Financial Corp. (a)	200	5,112
Endurance Specialty Holdings Ltd.	11,500	431,595
Everest Re Group Ltd.	2,200	155,584
Fidelity National Financial, Inc. Class A	47,800	620,922
The Hartford Financial Services Group, Inc.	6,100	134,993
Korean Reinsurance Co.	4,284	33,606
Meritz Fire & Marine Insurance Co. Ltd.	4,300	27,091
MetLife, Inc.	8,200	309,632
Millea Holdings, Inc.	50,695	1,326,585
Mitsui Sumitomo Insurance Group Holdings, Inc.	47,396	1,010,738
NKSJ Holdings, Inc. (a)	105,930	627,527
PartnerRe Ltd.	2,300	161,322
Ping An Insurance Group Co. of China Ltd.	23,581	190,092
Platinum Underwriters Holdings Ltd.	4,700	170,563
Powszechny Zaklad Ubezpieczen SA (a)	1,100	114,698
Principal Financial Group, Inc.	5,800	135,952
The Progressive Corp.	13,500	252,720
Prudential PLC	9,700	72,732
RenaissanceRe Holdings Ltd.	4,800	270,096
Sony Financial Holdings, Inc.	30	100,213
Transatlantic Holdings, Inc.	2,700	129,492
The Travelers Cos., Inc.	19,000	935,750
Unum Group	1,700	36,890
Validus Holdings Ltd.	7,200	175,824
Xl Group PLC	63,689	1,019,661
Zurich Financial Services AG	1,519	333,530
		12,224,807
Internet – 0.4%
AOL, Inc. (a)	681	14,158
Check Point Software Technologies Ltd. (a)	1,200	35,376
eBay, Inc. (a)	14,100	276,501
Expedia, Inc.	1,400	26,292
Google, Inc. Class A (a)	2,900	1,290,355
Liberty Media Holding Corp. Interactive Class A (a)	600	6,300
Sohu.com, Inc. (a)	1,600	65,744
Symantec Corp. (a)	2,400	33,312
VeriSign, Inc. (a)	1,500	39,825
		1,787,863
Investment Companies – 0.1%
Cheung Kong Infrastructure Holdings Ltd.	58,500	216,966
K-Green Trust (a)	18,900	14,212
RHJ International (a)	52,900	393,598
		624,776
Iron & Steel – 0.2%
Magnitogorsk Iron & Steel Works GDR (Russia)	17,900	166,291
POSCO	700	265,677
POSCO ADR (Republic of Korea)	3,000	282,960
Shougang Concord International Enterprises Co. Ltd. (a)	542,200	76,079
		791,007
Machinery - Construction & Mining – 0.0%
Ingersoll-Rand PLC	1,000	34,490
Tadano Ltd.	7,900	38,748
		73,238
Machinery - Diversified – 0.2%
CNH Global NV (a)	1,300	29,445
Eaton Corp.	600	39,264
Kubota Corp.	90,910	693,519
		762,228
Manufacturing – 0.8%
3M Co.	9,700	766,203
Cheil Industries, Inc.	3,900	298,756
General Electric Co.	167,293	2,412,365
ITT Corp.	600	26,952
Pall Corp.	2,500	85,925
Parker Hannifin Corp.	600	33,276
Tyco International Ltd.	4,300	151,489
		3,774,966
Media – 0.8%
Cablevision Systems Corp. Class A	1,500	36,015
Comcast Corp. Class A	73,500	1,276,695
Discovery Communications, Inc., Series A (a)	400	14,284
Discovery Communications, Inc., Series C (a)	400	12,372
DISH Network Corp. Class A	7,800	141,570
Kabel Deutschland Holding AG (a)	1,700	48,478
Liberty Global, Inc. Class A (a)	1,500	38,985
The McGraw-Hill Cos., Inc.	700	19,698
News Corp. Class A	27,700	331,292
Rogers Communications, Inc. Class B	10,900	357,084
Singapore Press Holdings Ltd.	59,090	159,523
Thomson Reuters Corp.	600	21,498
Time Warner Cable, Inc.	1,900	98,952
Time Warner, Inc.	7,400	213,934
Viacom, Inc. Class B	29,200	916,004
		3,686,384
Metal Fabricate & Hardware – 0.1%
Catcher Technology Co. Ltd.	29,000	62,579
Precision Castparts Corp.	3,500	360,220
		422,799
Mining – 3.7%
Alamos Gold, Inc.	30,200	465,010
Anglo American PLC (a)	16,300	566,876
Anglo Platinum Ltd. (a)	1,104	104,539
Antofagasta PLC	22,400	260,115
Barrick Gold Corp.	36,000	1,634,760
BHP Billiton Ltd.	46,818	1,466,757
Eldorado Gold Corp.	53,467	961,907
Freeport-McMoRan Copper & Gold, Inc.	7,593	448,974
Gold Fields Ltd. Sponsored ADR (South Africa)	7,350	98,270
Goldcorp, Inc.	41,345	1,812,978

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Golden Star Resources Ltd. (a)	18,220	$80,745
IAMGOLD Corp.	83,092	1,469,067
IAMGOLD Corp.	22,733	402,337
Impala Platinum Holdings Ltd.	4,000	93,314
Katanga Mining Ltd. (a)	67,840	41,578
Kinross Gold Corp.	22,153	378,595
Kinross Gold Corp.	79,724	1,368,136
MMC Norilsk Nickel Sponsored ADR (Russia)	14,600	208,848
New Gold, Inc. (a)	4,500	28,047
Newcrest Mining Ltd.	8,730	258,645
Newmont Mining Corp.	28,875	1,782,743
Polyus Gold Co. Sponsored ADR (Russia)	36,000	991,800
Rio Tinto Ltd.	3,722	207,657
Silver Wheaton Corp. (a)	25,500	512,550
Teck Resources Ltd. Class B	1,140	33,721
Yamana Gold, Inc.	120,535	1,241,094
		16,919,063
Office Equipment/Supplies – 0.3%
Canon, Inc.	18,245	679,538
Pitney Bowes, Inc.	1,600	35,136
Xerox Corp.	61,858	497,338
		1,212,012
Oil & Gas – 5.1%
Anadarko Petroleum Corp.	13,100	472,779
Apache Corp.	7,200	606,168
BG Group PLC	58,500	866,328
BP PLC Sponsored ADR (United Kingdom)	2,100	60,648
BP PLC	68,998	331,511
Canadian Natural Resources Ltd.	16,200	538,326
Cenovus Energy, Inc.	500	12,895
Chesapeake Energy Corp.	10,200	213,690
Chevron Corp.	32,100	2,178,306
Cimarex Energy Co.	600	42,948
ConocoPhillips	25,500	1,251,795
Daylight Energy Ltd.	40,220	338,659
Devon Energy Corp.	11,800	718,856
EnCana Corp.	500	15,170
ENSCO PLC ADR (United Kingdom)	800	31,424
EXCO Resources, Inc.	44,000	642,840
Exxon Mobil Corp.	82,163	4,689,042
Hess Corp.	8,200	412,788
KazMunaiGas Exploration Production GDR (Kazakhstan)	39,900	742,140
Marathon Oil Corp.	26,400	820,776
Murphy Oil Corp.	3,300	163,515
Nabors Industries Ltd. (a)	3,900	68,718
Noble Corp. (a)	1,100	34,001
Occidental Petroleum Corp.	12,100	933,515
Petroleo Brasileiro SA Sponsored ADR (Brazil)	98,227	2,927,165
Pride International, Inc. (a)	1,000	22,340
PTT PCL	38,749	291,720
Reliance Industries Ltd.	27,000	628,713
Rosneft Oil Co. GDR (Russia) (a)	26,000	158,263
Royal Dutch Shell PLC ADR (United Kingdom)	3,904	196,059
Sasol Ltd.	2,000	71,443
SM Energy Co.	10,100	405,616
Statoil ASA	18,300	354,178
Suncor Energy, Inc.	8,905	263,065
Talisman Energy, Inc.	7,300	110,820
Total SA Sponsored ADR (France)	14,100	629,424
Total SA	11,171	499,680
Tupras Turkiye Petrol Rafine	12,300	223,928
Valero Energy Corp.	13,300	239,134
Woodside Petroleum Ltd.	4,432	155,722
		23,364,108
Oil & Gas Services – 0.7%
Complete Production Services, Inc. (a)	16,300	233,090
Global Industries Ltd. (a)	63,000	282,870
Halliburton Co.	16,800	412,440
National Oilwell Varco, Inc.	19,000	628,330
Schlumberger Ltd.	15,400	852,236
Smith International, Inc.	2,600	97,890
Technip SA	1,400	80,117
Transocean Ltd. (a)	6,100	282,613
Weatherford International Ltd. (a)	14,200	186,588
		3,056,174
Packaging & Containers – 0.0%
Crown Holdings, Inc. (a)	7,800	195,312
Pharmaceuticals – 3.4%
Abbott Laboratories (c)	22,783	1,065,789
Allergan, Inc.	600	34,956
AmerisourceBergen Corp.	8,400	266,700
Astellas Pharma, Inc.	7,700	257,246
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,200	56,556
Bayer AG	4,500	252,351
Bristol-Myers Squibb Co.	136,373	3,401,143
Cardinal Health, Inc.	1,100	36,971
Cephalon, Inc. (a)	500	28,375
Eli Lilly & Co.	8,900	298,150
Endo Pharmaceuticals Holdings, Inc. (a)	2,400	52,368
Forest Laboratories, Inc. (a)	3,500	96,005
Gilead Sciences, Inc. (a)	15,900	545,052
GlaxoSmithKline PLC ADR (United Kingdom)	1,100	37,411
Hospira, Inc. (a)	700	40,215
King Pharmaceuticals, Inc. (a)	3,600	27,324
Kyowa Hakko Kirin Co. Ltd.	26,800	254,300
Mead Johnson Nutrition Co. Class A	16,296	816,755
Medco Health Solutions, Inc. (a)	12,000	660,960
Merck & Co., Inc.	54,800	1,916,356
Mitsubishi Tanabe Pharma Corp.	13,100	199,302
Mylan, Inc. (a)	1,700	28,968
Novartis AG	9,700	470,740
Perrigo Co.	8,400	496,188
Pfizer, Inc.	138,910	1,980,857
PharMerica Corp. (a)	200	2,932
Roche Holding AG	2,920	401,096
Sanofi-Aventis ADR (France)	400	12,024
Sanofi-Aventis	2,800	169,704

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shionogi & Co. Ltd.	17,600	$363,746
Shire PLC Sponsored ADR (United Kingdom)	400	24,552
Sinopharm Group Co.	47,600	173,565
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	14,485	753,075
Warner Chilcott PLC Class A (a)	1,300	29,705
Watson Pharmaceuticals, Inc. (a)	900	36,513
		15,287,950
Pipelines – 0.2%
El Paso Corp.	87,487	971,981
The Williams Cos., Inc.	2,000	36,560
		1,008,541
Real Estate – 0.4%
AFI Development PLC GDR (Cyprus) (a)	37,000	59,791
Capitaland Ltd.	66,800	170,685
Cheung Kong Holdings	30,300	349,727
Cyrela Brazil Realty SA	49,200	534,923
LSR Group GDR (Russia) (a) (b)	79,800	387,668
NTT Urban Development Corp.	100	78,942
The St. Joe Co. (a)	15,200	352,032
		1,933,768
Real Estate Investment Trusts (REITS) – 0.2%
The Link REIT	277,833	687,402
Parkway Life REIT	5,800	5,624
Simon Property Group, Inc.	2,700	218,025
		911,051
Retail – 0.9%
Advance Auto Parts, Inc.	900	45,162
CVS Caremark Corp.	18,300	536,556
Darden Restaurants, Inc.	800	31,080
Dollar Tree, Inc. (a)	1,050	43,712
Family Dollar Stores, Inc.	600	22,614
The Gap, Inc.	1,500	29,190
Hanesbrands, Inc. (a)	700	16,842
Limited Brands, Inc.	1,400	30,898
McDonald's Corp.	8,000	526,960
Polo Ralph Lauren Corp.	400	29,184
Ports Design Ltd.	1,200	3,057
Ross Stores, Inc.	800	42,632
Sears Holdings Corp. (a)	400	25,860
Seven & I Holdings Co. Ltd.	31,014	710,870
Shimachu Co. Ltd.	4,000	72,788
Target Corp.	800	39,336
The TJX Cos., Inc.	800	33,560
Wal-Mart Stores, Inc.	32,452	1,559,968
Walgreen Co.	1,300	34,710
Zhongsheng Group Holdings Ltd. (a)	147,700	180,827
		4,015,806
Semiconductors – 0.9%
Advanced Micro Devices, Inc. (a)	42,000	307,440
Analog Devices, Inc.	2,900	80,794
Broadcom Corp. Class A	5,500	181,335
Intel Corp.	49,700	966,665
LSI Corp. (a)	2,800	12,880
MediaTek, Inc.	14,000	195,258
MEMC Electronic Materials, Inc. (a)	2,100	20,748
National Semiconductor Corp.	2,500	33,650
Rohm Co. Ltd.	5,600	334,121
Samsung Electronics Co. Ltd.	1,400	879,043
Taiwan Semiconductor Manufacturing Co. Ltd.	317,000	592,759
Texas Instruments, Inc.	27,800	647,184
Xilinx, Inc.	1,500	37,890
		4,289,767
Shipbuilding – 0.0%
SembCorp Marine Ltd.	56,430	154,600
Software – 1.4%
BMC Software, Inc. (a)	1,800	62,334
CA, Inc.	40,500	745,200
Electronic Arts, Inc. (a)	22,600	325,440
Fidelity National Information Services, Inc.	3,000	80,460
Intuit, Inc. (a)	1,100	38,247
Microsoft Corp. (c)	161,853	3,724,238
Novell, Inc. (a)	6,900	39,192
Oracle Corp.	63,800	1,369,148
		6,384,259
Telecommunications – 5.5%
Amdocs Ltd. (a)	1,300	34,905
America Movil SAB de C.V. Sponsored ADR (Mexico)	13,400	636,500
American Tower Corp. Class A (a)	9,600	427,200
AT&T, Inc. (c)	103,200	2,496,408
Axiata Group (a)	166,400	200,099
BCE, Inc.	1,300	38,051
BT Group PLC	57,300	109,466
CenturyTel, Inc.	6,900	229,839
China Communications Services Corp. Ltd.	4,800	2,338
China Mobile Ltd.	88,100	875,246
China Telecom Corp. Ltd. Class H	409,300	195,932
China Unicom Ltd.	140,500	187,835
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	27,130	534,190
Chunghwa Telecom Co. Ltd.	133,636	265,069
Cisco Systems, Inc. (a)	63,400	1,351,054
Comverse Technology, Inc. (a)	32,800	255,840
Corning, Inc.	69,882	1,128,594
Extreme Networks (a)	900	2,430
Far EasTone Telecommunications Co. Ltd.	187,000	230,511
France Telecom SA	29,287	507,935
General Communication, Inc. Class A (a)	1,600	12,144
Harris Corp.	1,300	54,145
JDS Uniphase Corp. (a)	4,000	39,360
KDDI Corp.	182	863,639
Koninklijke KPN NV	18,044	231,569
KT Corp.	1,100	40,439
KT Corp. Sponsored ADR (Republic of Korea)	26,460	507,238
Millicom International Cellular SA	500	40,535
MobileOne Ltd.	140,300	214,381
Motorola, Inc. (a)	58,200	379,464
NII Holdings, Inc. (a)	1,000	32,520
Nippon Telegraph & Telephone Corp.	12,700	518,001

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nokia OYJ Sponsored ADR (Finland)	3,800	$30,970
NTT DoCoMo, Inc.	1,000	1,510,692
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	4,200	214,074
Polycom, Inc. (a)	22,300	664,317
Qualcomm, Inc.	45,301	1,487,685
Qwest Communications International, Inc.	113,600	596,400
Singapore Telecommunications Ltd.	256,728	555,717
SK Telecom Co. Ltd.	3,230	423,041
Sprint Nextel Corp. (a)	44,600	189,104
Telecom Egypt	127,924	349,258
Telefonica SA	16,290	302,344
Telefonica SA Sponsored ADR (Spain)	2,400	133,272
Telekom Austria AG	8,800	98,315
Telekom Malaysia	76,000	78,099
Telekomunikasi Indonesia Tbk PT	485,400	409,177
Tellabs, Inc.	3,300	21,087
Telstra Corp. Ltd.	93,016	254,960
TELUS Corp.	4,300	162,869
Turk Telekomunikasyon AS	72,420	230,346
Turkcell Iletisim Hizmetleri AS	31,154	161,754
Verizon Communications, Inc.	76,484	2,143,082
VimpelCom Ltd. Sponsored ADR (Bermuda) (a)	27,400	443,332
Vivo Participacoes SA Sponsored ADR (Brazil)	32,700	847,582
Vodafone Group PLC	290,200	601,599
Vodafone Group PLC Sponsored ADR (United Kingdon)	19,400	400,998
Windstream Corp.	6,600	69,696
		25,022,647
Textiles – 0.1%
Kuraray Co. Ltd.	21,100	246,129
Toys, Games & Hobbies – 0.1%
Mattel, Inc.	17,400	368,184
Nintendo Co. Ltd.	1,000	291,000
		659,184
Transportation – 1.2%
American Commercial Lines, Inc. (a)	9,100	204,841
Canadian Pacific Railway Ltd.	7,402	396,895
Canadian Pacific Railway Ltd.	7,762	417,613
China South Locomotive and Rolling Stock Corp.	123,700	84,378
Container Corp. of India Ltd.	3,900	112,429
East Japan Railway	14,034	934,559
Guangshen Railway Co. Ltd.	497,800	171,874
Mitsui O.S.K. Lines Ltd.	40,200	265,026
Novorossiysk Commercial Sea Port GDR (Russia) (a)	65,600	721,600
Ryder System, Inc.	900	36,207
Tianjin Port Development Holdings Ltd. (a)	1,485,500	320,399
Union Pacific Corp.	22,101	1,536,240
Viterra, Inc. (a)	12,600	84,234
West Japan Railway Co.	100	365,168
		5,651,463
Water – 0.0%
American Water Works Co., Inc.	8,800	181,280
TOTAL COMMON STOCK (Cost $262,050,518)		239,786,032
CONVERTIBLE PREFERRED STOCK – 0.3%
Agriculture – 0.0%
Bunge Ltd. 4.875%	1,100	91,245
Insurance – 0.0%
XL Capital Ltd. 10.750%	3,400	85,442
Pharmaceuticals – 0.1%
Mylan, Inc. 6.500%	550	584,645
Pipelines – 0.2%
El Paso Corp. (b) 4.990%	100	96,250
El Paso Corp. 4.990%	618	594,825
		691,075
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,515,863)		1,452,407
PREFERRED STOCK – 0.7%
Auto Manufacturers – 0.1%
Volkswagen AG 0.000%	4,798	422,186
Banks – 0.2%
HSBC Holdings PLC 8.000%	15,000	377,250
Itau Unibanco Holding SA 2.335%	21,600	391,206
		768,456
Foods – 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.802%	24,324	853,702
Iron & Steel – 0.0%
Usinas Siderurgicas de Minas Gerais SA Class A 1.760%	5,300	142,095
Media – 0.0%
NET Servicos de Comunicacao SA 0.000%	19,900	188,526
Mining – 0.1%
Vale SA 2.106%	29,500	623,224
Transportation – 0.1%
All America Latina Logistica SA 0.070%	24,900	197,041
TOTAL PREFERRED STOCK (Cost $3,518,633)		3,195,230
TOTAL EQUITIES (Cost $267,085,014)		244,433,669

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES – 29.7%
CORPORATE DEBT – 13.1%
Advertising – 0.1%
Omnicom Group, Inc., Convertible 0.000% 7/31/32	$278,000	$273,830
Agriculture – 0.1%
Wilmar International Ltd., Convertible 0.000% 12/18/12	400,000	494,846
Auto Manufacturers – 0.1%
Hyundai Motor Manufacturing Czech (b) 4.500% 4/15/15	253,000	250,895
Automotive & Parts – 0.0%
Compagnie Generale des Etablissements Michelin, Convertible EUR (d) 0.000% 1/01/17	120,000	155,150
Banks – 1.3%
Banco do Brasil SA/Cayman (b) 4.500% 1/22/15	226,000	228,207
Banco Santander Brasil (b) 4.500% 4/06/15	170,000	167,450
BBVA Bancomer SA/Texas (b) 7.250% 4/22/20	379,000	373,916
Cie de Financement Foncier (b) 2.125% 4/22/13	1,000,000	1,009,681
DBS Capital Funding Corp. VRN 7.657% 3/31/49	35,000	35,554
Export-Import Bank of Korea 4.125% 9/09/15	900,000	913,796
Hana Bank (b) 4.500% 10/30/15	137,000	136,704
Korea Development Bank 4.375% 8/10/15	919,000	937,049
Kreditanstalt fuer Wiederaufbau, Convertible EUR (d) 3.250% 6/27/13	900,000	1,151,939
Lloyds TSB Bank PLC, Series B GBP (d) 13.000% 1/21/29	465,000	729,787
The Mie Bank Ltd., Convertible JPY (d) 1.000% 10/31/11	5,000,000	55,630
		5,739,713
Beverages – 0.0%
Central European Distribution Corp., Convertible 3.000% 3/15/13	62,000	51,693
Biotechnology – 0.6%
Amgen, Inc., Convertible 0.375% 2/01/13	1,436,000	1,418,050
Amylin Pharmaceuticals, Inc., Convertible 3.000% 6/15/14	579,000	489,978
Cell Genesys, Inc., Convertible (e) 3.125% 5/01/13	13,000	6,151
Gilead Sciences, Inc., Convertible 0.500% 5/01/11	187,000	192,844
Gilead Sciences, Inc., Convertible 0.625% 5/01/13	431,000	478,410
		2,585,433
Chemicals – 0.1%
CF Industries, Inc. 7.125% 5/01/20	264,000	270,600
Phibro Animal Health Corp. (b) 9.250% 7/01/18	54,000	53,730
		324,330
Coal – 0.2%
Consol Energy, Inc. (b) 8.000% 4/01/17	625,000	645,313
Gujarat NRE Coke Ltd., Convertible 0.000% 4/12/11	100,000	128,000
		773,313
Computers – 0.3%
SanDisk Corp., Convertible 1.000% 5/15/13	1,215,000	1,079,831
Sungard Data Systems, Inc. 9.125% 8/15/13	37,000	37,601
Telvent GIT SA, Convertible (b) 5.500% 4/15/15	352,000	313,280
		1,430,712
Cosmetics & Personal Care – 0.0%
Alberto-Culver Co. 5.150% 6/01/20	90,000	93,532
Diversified Financial – 0.5%
Ford Motor Credit Co. LLC 7.000% 4/15/15	100,000	98,917
Magyar Nemzeti Vagyonkezel Zrt, Series E, Convertible EUR (d) 4.400% 9/25/14	200,000	237,698
TNK-BP Finance SA (b) 6.625% 3/20/17	700,000	689,500
TNK-BP Finance SA (b) 7.500% 7/18/16	200,000	207,000
TNK-BP Finance SA (b) 7.875% 3/13/18	850,000	885,700
		2,118,815
Electric – 0.2%
The AES Corp. GBP (d) 8.375% 3/01/11	44,000	67,411
Korea Electric Power Corp. STEP 0.000% 4/01/16	409,000	263,805
Korea Electric Power Corp. 5.125% 4/23/34	508,000	537,988
		869,204
Electrical Components & Equipment – 0.3%
Suzlon Energy Ltd., Convertible 0.000% 6/12/12	325,000	334,094
Suzlon Energy Ltd., Convertible 0.000% 10/11/12	498,000	506,977
Suzlon Energy Ltd., Convertible 0.000% 7/25/14	465,000	397,348
		1,238,419

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics – 0.1%
Thermo Fisher Scientific, Inc. 3.200% 5/01/15	$242,000	$249,697
Engineering & Construction – 0.1%
Jaiprakash Associates Ltd., Convertible 0.000% 9/12/12	100,000	125,250
Punj Lloyd Ltd., Convertible 0.000% 4/08/11	212,000	243,800
		369,050
Foods – 0.4%
Kraft Foods, Inc. 2.625% 5/08/13	537,000	547,178
Kraft Foods, Inc. 4.125% 2/09/16	913,000	963,649
Olam International Ltd., Convertible 6.000% 10/15/16	400,000	435,520
		1,946,347
Forest Products & Paper – 0.2%
Sino Forest Corp., Convertible 5.000% 8/01/13	47,000	49,004
Sino-Forest Corp. (b) 10.250% 7/28/14	41,000	43,563
Sino-Forest Corp., Convertible (Acquired 12/02/19, Cost $1,082,093), Convertible (b) (f) 5.000% 8/01/13	918,000	939,803
		1,032,370
Health Care - Products – 0.5%
Fresenius Finance Jersey Ltd. EUR (d) 5.625% 8/14/11	50,000	74,972
Hologic, Inc., Convertible STEP 2.000% 12/15/37	1,883,000	1,602,904
Kinetic Concepts, Inc., Convertible (b) 3.250% 4/15/15	110,000	105,875
Medtronic, Inc., Convertible 1.625% 4/15/13	283,000	283,707
SonoSite, Inc., Convertible 3.750% 7/15/14	114,000	113,715
		2,181,173
Health Care - Services – 0.1%
CIGNA Corp. 5.125% 6/15/20	74,000	77,021
LifePoint Hospitals, Inc., Convertible 3.250% 8/15/25	349,000	326,751
LifePoint Hospitals, Inc., Convertible 3.500% 5/15/14	78,000	72,052
Tenet Healthcare Corp. 9.250% 2/01/15	130,000	134,225
		610,049
Holding Company - Diversified – 0.6%
Hutchison Whampoa International Ltd. (b) 4.625% 9/11/15	365,000	380,854
Hutchison Whampoa International Ltd. 4.625% 9/11/15	565,000	589,803
Hutchison Whampoa International Ltd. 6.250% 1/24/14	165,000	182,225
Hutchison Whampoa International Ltd. (b) 7.625% 4/09/19	386,000	460,045
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (b) (f) 5.500% 11/13/14	618,000	662,805
Siem Industries, Inc., Convertible 0.000% 7/12/17	400,000	403,801
		2,679,533
Investment Companies – 0.1%
Hongkong Land CB Ltd., Convertible (b) 2.750% 12/21/12	100,000	133,875
Pargesa Netherlands NV, Convertible CHF (d) 1.750% 6/15/14	470,000	407,278
		541,153
Iron & Steel – 0.2%
Evraz Group SA (b) 8.875% 4/24/13	140,000	143,640
Evraz Group SA (b) 9.500% 4/24/18	400,000	401,800
Tata Steel Ltd., Convertible 1.000% 9/05/12	300,000	346,260
		891,700
Media – 0.0%
CCO Holdings LLC / CCO Holdings Capital Corp. (b) 7.875% 4/30/18	37,000	37,185
Multi-National – 0.2%
European Investment Bank EUR (d) 3.625% 10/15/11	187,000	237,871
European Investment Bank EUR (d) 4.375% 4/15/13	383,000	510,192
		748,063
Oil & Gas – 1.6%
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	1,343,000	968,639
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,149,000	894,784
China Petroleum & Chemical Corp., Convertible HKD (d) 0.000% 4/24/14	4,040,000	568,371
Daylight Energy Ltd. CAD (d) 6.250% 12/31/14	232,000	228,598
KazMunaiGaz Finance BV (b) 9.125% 7/02/18	1,153,000	1,323,067
KazMunaiGaz Finance Sub BV (b) 7.000% 5/05/20	375,000	376,425
McMoRan Exploration Co., Convertible (b) 5.250% 10/06/11	83,000	88,395
McMoRan Exploration Co., Convertible 5.250% 10/06/11	146,000	155,490

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pemex Project Funding Master Trust EUR (b) (d) 5.500% 2/24/25	$600,000	$685,072
PetroBakken Energy Ltd., Convertible (b) 3.125% 2/08/16	900,000	821,781
Petroleos Mexicanos (b) 6.000% 3/05/20	785,000	824,250
Petroleum Co. of Trinidad & Tobago Ltd. (b) 9.750% 8/14/19	130,000	148,200
SM Energy Co., Convertible 3.500% 4/01/27	407,000	430,403
		7,513,475
Oil & Gas Services – 0.1%
Acergy SA, Convertible 2.250% 10/11/13	100,000	99,320
Helix Energy Solutions Group, Inc., Convertible 3.250% 12/15/25	191,000	165,215
Subsea 7, Inc., Convertible 2.800% 6/06/11	400,000	393,000
		657,535
Packaging & Containers – 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	61,600
Pharmaceuticals – 0.7%
Actelion Finance SCA CHF (d) 0.000% 11/22/11	275,000	251,234
King Pharmaceuticals, Inc., Convertible 1.250% 4/01/26	198,000	171,518
Mylan, Inc. (b) 7.625% 7/15/17	259,000	264,180
Mylan, Inc., Convertible 1.250% 3/15/12	806,000	801,970
Omnicare, Inc., Convertible 3.250% 12/15/35	283,000	234,183
Ranbaxy Laboratories Ltd., Convertible 0.000% 3/18/11	261,000	317,091
Shire PLC, Convertible 2.750% 5/09/14	1,038,000	1,004,265
		3,044,441
Real Estate – 0.9%
CapitaLand Ltd., Convertible SGD (d) 2.100% 11/15/16	500,000	338,233
CapitaLand Ltd., Convertible SGD (d) 2.950% 6/20/22	2,000,000	1,282,511
CapitaLand Ltd., Convertible SGD (d) 3.125% 3/05/18	1,750,000	1,237,079
Keppel Land Ltd., Convertible SGD (d) 2.500% 6/23/13	200,000	144,842
Yanlord Land Group Ltd. (b) 9.500% 5/04/17	377,000	355,322
Yanlord Land Group Ltd., Convertible SGD (d) 5.850% 7/13/14	750,000	549,513
Ying Li International Real Estate Ltd., Convertible SGD (d) 4.000% 3/03/15	750,000	440,434
		4,347,934
Real Estate Investment Trusts (REITS) – 0.0%
Host Hotels & Resorts LP, Series J 7.125% 11/01/13	37,000	37,278
Savings & Loans – 1.3%
Aldar Funding Ltd., Convertible 5.767% 11/10/11	223,000	211,292
Cherating Capital Ltd., Convertible VRN 2.000% 7/05/12	500,000	554,375
Dana Gas Sukuk Ltd., Convertible 7.500% 10/31/12	2,780,000	2,434,446
IOI Capital Bhd, Convertible 0.000% 12/18/11	449,000	538,800
Paka Capital Ltd., Convertible 0.000% 3/12/13	300,000	300,750
Rafflesia Capital Ltd. VRN 0.000% 10/04/11	800,000	981,680
Zeus Cayman, Convertible JPY (d) 0.000% 8/19/13	106,000,000	1,172,022
		6,193,365
Semiconductors – 1.2%
Advanced Micro Devices, Inc. (b) 8.125% 12/15/17	142,000	141,290
Advanced Micro Devices, Inc., Convertible 6.000% 5/01/15	3,727,000	3,540,650
ASM International NV, Convertible (b) 4.250% 12/06/11	55,000	60,294
ASM International NV, Convertible 4.250% 12/06/11	19,000	20,805
Intel Corp., Convertible 2.950% 12/15/35	754,000	716,300
Intel Corp., Convertible (b) 3.250% 8/01/39	1,091,000	1,228,738
		5,708,077
Telecommunications – 1.0%
GCI, Inc. 7.250% 2/15/14	61,000	60,924
Insight Communications Co., Inc. (b) 9.375% 7/15/18	245,000	245,000
Reliance Communications Ltd., Convertible 0.000% 3/01/12	1,500,000	1,702,377
Reliance Communications Ltd., Convertible 0.000% 5/10/11	503,000	596,055
Rogers Communications, Inc. CAD (d) 7.625% 12/15/11	81,000	82,369
SBA Communications Corp., Convertible 1.875% 5/01/13	281,000	282,405

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SBA Communications Corp., Convertible 4.000% 10/01/14	$177,000	$226,118
UBS Luxembourg SA for OJSC Vimpel Communications (b) 8.250% 5/23/16	300,000	309,000
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (b) 9.125% 4/30/18	1,050,000	1,130,062
		4,634,310
Transportation – 0.0%
Nagoya Railroad Co. Ltd., Convertible JPY (d) 0.000% 3/30/12	2,000,000	23,050
TOTAL CORPORATE DEBT (Cost $60,218,359)		59,907,270
FLOATING RATE LOAN INTEREST – 0.2%
Coal – 0.1%
Bumi Resources Tbk 10.351% 10/08/12	500,000	500,000
Mining – 0.1%
Mult Daer Bersain Pt Term Loan 7.298% 4/13/12	453,895	449,356
TOTAL FLOATING RATE LOAN INTEREST (Cost $947,541)		949,356
NON-U.S. GOVERNMENT AGENCY OBLIGATION – 0.0%
Student Loans ABS – 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB 12/15/17	100,000	28,000
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,000)		28,000
SOVEREIGN DEBT OBLIGATIONS – 6.1%
Australia Government Bond AUD (d) 5.750% 6/15/11	902,000	773,960
Brazil Notas do Tesouro Nacional Serie F BRL (d) 10.000% 1/01/21	1,504,000	720,800
Bundesrepublik Deutschland EUR (d) 3.500% 7/04/19	1,334,000	1,774,897
Bundesrepublik Deutschland EUR (d) 4.000% 7/04/16	2,293,000	3,168,401
Bundesrepublik Deutschland EUR (d) 4.000% 1/04/18	741,000	1,021,597
Bundesrepublik Deutschland EUR (d) 4.250% 7/04/18	477,000	668,714
Caisse d'Amortissement de la Dette Sociale EUR (d) 3.250% 4/25/13	250,000	323,380
Caisse d'Amortissement de la Dette Sociale EUR (d) 4.000% 10/25/14	305,000	406,894
Canadian Government Bond CAD (d) 4.000% 9/01/10	478,000	453,202
Canadian Government Bond CAD (d) 4.000% 6/01/16	455,000	462,722
Deutsche Bundesrepublik Inflation Linked EUR (d) 1.500% 4/15/16	321,468	418,751
Federal Republic of Germany (b) 1.500% 9/21/12	1,431,000	1,444,740
Japan Government Two Year Bond JPY (d) 0.700% 9/15/10	74,850,000	846,673
Malaysia Government Bond MYR (d) 3.461% 7/31/13	4,116,000	1,279,034
Malaysia Government Bond MYR (d) 3.756% 4/28/11	2,800,000	872,034
Netherlands Government Bond EUR (d) 3.750% 7/15/14	312,000	419,379
New Zealand Government Bond NZD (d) 4.500% 2/15/16	276,000	291,057
Poland Government Bond PLN (d) 3.000% 8/24/16	2,211,901	636,886
Republic of Brazil BRL (d) 10.000% 1/01/17	11,276,000	5,677,657
Republic of Germany EUR (d) 4.250% 7/04/17	1,541,000	2,160,086
Socialist Republic of Vietnam 6.750% 1/29/20	100,000	103,500
Svensk Exportkredit AB VRN 10.500% 9/29/15	410,600	260,238
Turkey Government Bond TRY (d) 4.000% 4/01/20	401,426	247,133
Turkey Government Bond TRY (d) 10.000% 1/09/13	357,000	230,932
Turkey Government Bond TRY (d) 10.500% 1/15/20	494,000	329,573
United Kingdom Gilt GBP (d) 4.250% 3/07/11	1,889,000	2,894,808
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $30,527,342)		27,887,048
STRUCTURED NOTES – 0.0%
Diversified Financial – 0.0%
UBS AG Jersey (b) 0.000% 12/01/10	40,873	40,840
TOTAL STRUCTURED NOTES (Cost $40,893)		40,840
U.S. TREASURY OBLIGATIONS – 10.3%
U.S. Treasury Bonds & Notes – 10.3%
U.S. Treasury Inflation Index 2.375% 1/15/27	980,674	1,085,858
U.S. Treasury Note 0.875% 1/31/12	918,000	922,949

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note (g) 1.375% 2/15/13	$7,849,000	$7,952,938
U.S. Treasury Note 1.375% 3/15/13	774,000	784,098
U.S. Treasury Note 2.125% 11/30/14	2,593,700	2,649,120
U.S. Treasury Note 2.250% 1/31/15	2,941,000	3,014,410
U.S. Treasury Note 2.375% 2/28/15	4,075,000	4,200,274
U.S. Treasury Note 2.500% 3/31/15	3,618,000	3,749,577
U.S. Treasury Note 2.625% 12/31/14	4,992,700	5,200,794
U.S. Treasury Note 2.625% 2/29/16	1,227,300	1,263,017
U.S. Treasury Note 2.750% 7/31/10	3,399,800	3,407,171
U.S. Treasury Note (h) 3.500% 5/15/20	9,130,000	9,555,829
U.S. Treasury Note 4.875% 5/31/11	2,940,900	3,062,155
		46,848,190
TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,929,579)		46,848,190
TOTAL BONDS & NOTES (Cost $137,665,714)		135,660,704
	Number of Shares
MUTUAL FUNDS – 3.6%
Diversified Financial – 3.6%
BlackRock Liquidity Funds TempFund Portfolio	1,698,037	1,698,037
Consumer Staples Select Sector SPDR Fund	18,300	466,650
Dragon Capital - Vietnam Enterprise Investments Ltd. (a)	36,880	70,072
Energy Select Sector SPDR Fund	48,800	2,424,384
Financial Select Sector SPDR Fund	75,600	1,044,036
Health Care Select Sector SPDR Fund	18,300	515,511
iShares Dow Jones US Telecommunications Sector Index Fund	10,200	190,332
iShares MSCI Brazil Index Fund	300	18,588
Market Vectors - Gold Miners ETF	146,500	7,612,140
SPDR KBW Bank ETF	3,300	75,537
SPDR KBW Regional Banking ETF	11,100	256,299
Technology Select Sector SPDR Fund	44,500	907,800
Utilities Select Sector SPDR Fund	33,100	935,406
Vanguard Telecommunication Services ETF	300	15,924
Vinaland Ltd. (a)	190,740	148,143
TOTAL MUTUAL FUNDS (Cost $16,483,769)		16,378,859
WARRANTS – 0.1%
Auto Manufacturers – 0.0%
Ford Motor Co., Expires 1/01/13, Strike 9.20 (a)	44,770	139,682
Banks – 0.1%
Bank of America Corp., Expires 1/16/19, Strike 13.30 (a)	26,485	202,610
Diversified Financial – 0.0%
JPMorgan Chase & Co., Expires 10/28/18, Strike 42.42 (a)	5,161	65,235
Mining – 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	20,305
New Gold, Inc., Expires 4/03/12, Strike 15.00 (a)	22,700	748
		21,053
TOTAL WARRANTS (Cost $534,503)		428,580
PURCHASED OPTIONS – 0.0%
Computers – 0.0%
Apple, Inc. Call, Expires 10/16/10, Strike 250.00	500	12,150
Apple, Inc. Call, Expires 7/17/10, Strike 250.00	1,000	9,450
		21,600
TOTAL PURCHASED OPTIONS (Cost $23,493)		21,600
STRUCTURED OPTIONS (OVER THE COUNTER TRADED) – 0.0%
Diversified Financial – 0.0%
DJ Euro Stoxx 50, Expires 9/30/10, Broker Credit Suisse (i)	1,823,556	-
TOTAL STRUCTURED OPTIONS (OVER THE COUNTER TRADED) (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $421,792,493)		396,923,412
	Principal Amount
SHORT-TERM INVESTMENTS – 13.1%
U.S. Treasury Bills – 13.1%
U.S. Treasury Bill 0.010% 7/22/10	$823,000	822,928
U.S. Treasury Bill 0.010% 7/29/10	8,413,000	8,412,706
U.S. Treasury Bill 0.010% 8/05/10	1,745,000	1,744,884
U.S. Treasury Bill 0.010% 8/12/10	15,490,000	15,487,416
U.S. Treasury Bill 0.010% 8/19/10	969,000	968,813
U.S. Treasury Bill 0.010% 8/26/10	7,659,000	7,657,105
U.S. Treasury Bill 0.010% 9/02/10	4,542,000	4,540,708
U.S. Treasury Bill 0.010% 9/09/10	20,349,000	20,344,318
		59,978,878
TOTAL SHORT-TERM INVESTMENTS (Cost $59,978,878)		59,978,878

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

Principal Amount	Value
TOTAL INVESTMENTS – 100.1% (Cost $481,771,371) (j)	$456,902,290
Other Assets/ (Liabilities) – (0.1)%	(666,693)
NET ASSETS – 100.0%	$456,235,597
Number of Shares
SECURITIES SOLD SHORT – 0.0%
EQUITIES SOLD SHORT – 0.0%
Home Builders – 0.0%
DR Horton, Inc.	(3,841)	(37,757)
TOTAL EQUITIES SOLD SHORT (Cost $(40,023))	(37,757)
TOTAL SECURITIES SOLD SHORT (Cost $(40,023))	(37,757)

Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TRY	New Turkish Lira
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $18,330,007 or 4.02% of net assets.
(c)	These securities are held as collateral for written options. (Note 2).
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	This security is valued in good faith under procedures established by the Board of Trustees.
(f)	Restricted security. Certain securities are restricted as to resale. At June 30, 2010, these securities amounted to a value of $1,602,608 or 0.35% of net assets.
(g)	This security is held as collateral for securities sold short. (Note 2).
(h)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(i)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,941.22. Each unit contains (a) one written put on the index at a strike price of 2,779.45 and (b) one call option on the index with a strike of 2,970.63. The Fund holds 620 units of the structure. On June 30, 2010, the DJ EuroStoxx 50 Index was 2,573.32. At this time, the value of the structured option was ($160,368) based on a price of ($258.6586) per unit. The option expires on September 30, 2010.
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.5%
COMMON STOCK – 96.5%
Advertising – 0.8%
Omnicom Group, Inc.	60,141	$2,062,836
Aerospace & Defense – 3.0%
General Dynamics Corp.	13,100	767,136
Goodrich Corp.	4,200	278,250
L-3 Communications Holdings, Inc.	3,900	276,276
Lockheed Martin Corp.	8,800	655,600
Northrop Grumman Corp.	56,736	3,088,708
Raytheon Co.	12,900	624,231
Rockwell Collins, Inc.	5,100	270,963
Spirit AeroSystems Holdings, Inc. Class A (a)	4,700	89,582
United Technologies Corp.	31,800	2,064,138
		8,114,884
Agriculture – 1.1%
Altria Group, Inc.	54,900	1,100,196
Lorillard, Inc.	5,200	374,296
Philip Morris International, Inc.	18,300	838,872
Reynolds American, Inc.	9,800	510,776
		2,824,140
Airlines – 0.1%
Southwest Airlines Co.	24,400	271,084
Apparel – 0.1%
VF Corp.	4,200	298,956
Automotive & Parts – 1.3%
The Goodyear Tire & Rubber Co. (a)	139,132	1,382,972
Johnson Controls, Inc.	80,996	2,176,363
		3,559,335
Banks – 8.3%
Bank of America Corp.	448,181	6,440,361
Bank of New York Mellon Corp.	58,960	1,455,722
Comerica, Inc.	11,900	438,277
Fifth Third Bancorp	135,441	1,664,570
PNC Financial Services Group, Inc.	50,151	2,833,532
State Street Corp.	63,737	2,155,585
U.S. Bancorp	82,112	1,835,203
Wells Fargo & Co.	207,710	5,317,376
		22,140,626
Beverages – 1.5%
Constellation Brands, Inc. Class A (a)	7,400	115,588
Dr. Pepper Snapple Group, Inc.	34,850	1,303,041
PepsiCo, Inc.	42,206	2,572,456
		3,991,085
Biotechnology – 0.7%
Amgen, Inc. (a)	32,742	1,722,229
Biogen Idec, Inc. (a)	1,500	71,175
		1,793,404
Chemicals – 1.0%
Air Products & Chemicals, Inc.	26,861	1,740,861
E.I. du Pont de Nemours & Co.	5,000	172,950
Eastman Chemical Co.	400	21,344
FMC Corp.	4,400	252,692
Huntsman Corp.	5,600	48,552
International Flavors & Fragrances, Inc.	2,700	114,534
The Lubrizol Corp.	2,300	184,713
RPM International, Inc.	6,500	115,960
The Valspar Corp.	3,400	102,408
		2,754,014
Coal – 0.7%
CONSOL Energy, Inc.	56,644	1,912,302
Commercial Services – 0.7%
Alliance Data Systems Corp. (a)	1,100	65,472
Career Education Corp. (a)	500	11,510
CoreLogic, Inc.	3,300	58,278
Donnelley (R.R.) & Sons Co.	7,700	126,049
Equifax, Inc.	4,700	131,882
H&R Block, Inc.	9,000	141,210
Hewitt Associates, Inc. Class A (a)	4,500	155,070
ITT Educational Services, Inc. (a)	1,100	91,322
Lender Processing Services, Inc.	3,500	109,585
McKesson Corp.	13,900	933,524
Total System Services, Inc.	9,800	133,280
		1,957,182
Computers – 3.6%
Computer Sciences Corp.	7,500	339,375
Dell, Inc. (a)	51,600	622,296
Hewlett-Packard Co.	113,251	4,901,503
International Business Machines Corp.	26,600	3,284,568
Seagate Technology (a)	11,800	153,872
Western Digital Corp. (a)	7,600	229,216
		9,530,830
Cosmetics & Personal Care – 1.1%
The Estee Lauder Cos., Inc. Class A	20,599	1,147,982
The Procter & Gamble Co.	28,400	1,703,432
		2,851,414
Distribution & Wholesale – 0.1%
Genuine Parts Co.	5,100	201,195
Ingram Micro, Inc. Class A (a)	8,200	124,558
Tech Data Corp. (a)	1,700	60,554
		386,307
Diversified Financial – 6.2%
AmeriCredit Corp. (a)	4,500	81,990
Ameriprise Financial, Inc.	72,481	2,618,738
Citigroup, Inc. (a)	426,005	1,601,779
Discover Financial Services	138,354	1,934,189
JP Morgan Chase & Co.	214,701	7,860,204
Legg Mason, Inc.	72,145	2,022,224
Raymond James Financial, Inc.	4,900	120,981
SLM Corp. (a)	18,300	190,137
		16,430,242
Electric – 3.7%
Alliant Energy Corp.	3,700	117,438
American Electric Power Co., Inc.	57,389	1,853,665
Calpine Corp. (a)	102,376	1,302,223
CMS Energy Corp.	11,500	168,475
Consolidated Edison, Inc.	7,900	340,490

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Energy Group, Inc.	6,800	$219,300
Dominion Resources, Inc.	3,400	131,716
DPL, Inc.	4,000	95,600
DTE Energy Co.	7,200	328,392
Duke Energy Corp.	57,500	920,000
Edison International	14,800	469,456
Entergy Corp.	6,400	458,368
Integrys Energy Group, Inc.	2,600	113,724
NSTAR	2,500	87,500
NV Energy, Inc.	12,000	141,720
OGE Energy Corp.	3,800	138,928
Pepco Holdings, Inc.	5,100	79,968
Pinnacle West Capital Corp.	4,500	163,620
Public Service Enterprise Group, Inc.	61,941	1,940,611
SCANA Corp.	3,500	125,160
TECO Energy, Inc.	7,200	108,504
Westar Energy, Inc.	4,100	88,601
Wisconsin Energy Corp.	3,900	197,886
Xcel Energy, Inc.	15,500	319,455
		9,910,800
Electrical Components & Equipment – 0.3%
Energizer Holdings, Inc. (a)	14,062	707,037
Hubbell, Inc. Class B	2,800	111,132
Molex, Inc.	3,000	54,720
		872,889
Electronics – 0.1%
Arrow Electronics, Inc. (a)	5,800	129,630
Avnet, Inc. (a)	7,400	178,414
AVX Corp.	6,500	83,330
		391,374
Engineering & Construction – 0.8%
ABB Ltd. Sponsored ADR (Switzerland) (a)	68,066	1,176,180
Foster Wheeler AG (a)	44,212	931,105
		2,107,285
Foods – 2.5%
Campbell Soup Co.	13,900	498,037
ConAgra Foods, Inc.	100,925	2,353,571
Corn Products International, Inc.	5,300	160,590
Del Monte Foods Co.	14,800	212,972
General Mills, Inc.	17,800	632,256
H.J. Heinz Co.	7,900	341,438
Hormel Foods Corp.	4,500	182,160
The J.M. Smucker Co.	4,000	240,880
Kellogg Co.	8,800	442,640
McCormick & Co., Inc.	5,100	193,596
Ralcorp Holdings, Inc. (a)	1,100	60,280
Safeway, Inc.	9,100	178,906
Sara Lee Corp.	28,400	400,440
Sysco Corp.	20,100	574,257
Tyson Foods, Inc. Class A	15,200	249,128
		6,721,151
Forest Products & Paper – 0.6%
MeadWestvaco Corp.	8,800	195,360
Weyerhaeuser Co.	43,502	1,531,270
		1,726,630
Gas – 0.3%
AGL Resources, Inc.	3,900	139,698
Atmos Energy Corp.	3,500	94,640
Energen Corp.	3,500	155,155
NiSource, Inc.	13,800	200,100
Southern Union Co.	6,300	137,718
		727,311
Health Care - Products – 3.7%
Becton, Dickinson & Co.	6,300	426,006
Boston Scientific Corp. (a)	217,765	1,263,037
Covidien PLC	43,694	1,755,625
Johnson & Johnson	48,350	2,855,551
Kinetic Concepts, Inc. (a)	2,700	98,577
Medtronic, Inc.	80,871	2,933,191
Zimmer Holdings, Inc. (a)	11,300	610,765
		9,942,752
Health Care - Services – 2.7%
Aetna, Inc.	14,600	385,148
CIGNA Corp.	9,700	301,282
Community Health Systems, Inc. (a)	3,200	108,192
Coventry Health Care, Inc. (a)	5,200	91,936
DaVita, Inc. (a)	3,400	212,296
Health Net, Inc. (a)	3,500	85,295
Humana, Inc. (a)	6,000	274,020
Laboratory Corporation of America Holdings (a)	3,800	286,330
MEDNAX, Inc. (a)	300	16,683
Thermo Fisher Scientific, Inc. (a)	21,100	1,034,955
UnitedHealth Group, Inc.	118,779	3,373,324
Universal Health Services, Inc. Class B	3,400	129,710
WellPoint, Inc. (a)	19,700	963,921
		7,263,092
Home Builders – 0.4%
D.R. Horton, Inc.	9,500	93,385
Pulte Group, Inc. (a)	104,266	863,323
Toll Brothers, Inc. (a)	5,500	89,980
		1,046,688
Home Furnishing – 0.6%
Harman International Industries, Inc. (a)	43,782	1,308,644
Whirlpool Corp.	2,800	245,896
		1,554,540
Household Products – 0.6%
Avery Dennison Corp.	600	19,278
The Clorox Co.	7,000	435,120
Kimberly-Clark Corp.	15,600	945,828
The Scotts Miracle-Gro Co. Class A	400	17,764
Tupperware Brands Corp.	2,100	83,685
		1,501,675
Housewares – 0.1%
Newell Rubbermaid, Inc.	14,000	204,960
Insurance – 5.6%
Aflac, Inc.	15,800	674,186
The Allstate Corp.	27,100	778,583
American Financial Group, Inc.	6,400	174,848
American National Insurance Co.	1,100	89,067
Arch Capital Group Ltd. (a)	3,300	245,850
Aspen Insurance Holdings Ltd.	4,500	111,330
Assurant, Inc.	5,900	204,730
Axis Capital Holdings Ltd.	7,200	213,984
Berkshire Hathaway, Inc. Class B (a)	26,823	2,137,525

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Chubb Corp.	17,500	$875,175
Cincinnati Financial Corp.	5,400	139,698
Endurance Specialty Holdings Ltd.	3,200	120,096
Everest Re Group Ltd.	3,400	240,448
First American Financial Corp.	3,300	41,844
The Hanover Insurance Group, Inc.	2,800	121,800
HCC Insurance Holdings, Inc.	3,800	94,088
Loews Corp.	24,300	809,433
Markel Corp. (a)	500	170,000
Old Republic International Corp.	8,100	98,253
The Progressive Corp.	34,000	636,480
Reinsurance Group of America, Inc. Class A	2,500	114,275
RenaissanceRe Holdings Ltd.	3,400	191,318
Torchmark Corp.	4,500	222,795
Transatlantic Holdings, Inc.	3,700	177,452
The Travelers Cos., Inc.	67,732	3,335,801
Unum Group	110,641	2,400,910
W.R. Berkley Corp.	5,100	134,946
White Mountains Insurance Group Ltd.	600	194,520
XL Group PLC	8,100	129,681
		14,879,116
Internet – 1.2%
AOL, Inc. (a)	60,058	1,248,606
eBay, Inc. (a)	90,383	1,772,411
IAC/InterActiveCorp (a)	7,100	155,987
		3,177,004
Iron & Steel – 0.0%
Reliance Steel & Aluminum Co.	2,500	90,375
Leisure Time – 0.5%
Carnival Corp.	39,600	1,197,504
Royal Caribbean Cruises Ltd. (a)	7,200	163,944
		1,361,448
Lodging – 0.1%
Wyndham Worldwide Corp.	16,700	336,338
Machinery - Construction & Mining – 0.3%
Bucyrus International, Inc.	10,100	479,245
Joy Global, Inc.	6,800	340,612
		819,857
Machinery - Diversified – 0.1%
AGCO Corp. (a)	3,100	83,607
Flowserve Corp.	1,900	161,120
		244,727
Manufacturing – 5.4%
General Electric Co.	641,371	9,248,570
Honeywell International, Inc.	64,886	2,532,500
ITT Corp.	6,100	274,012
Siemens AG Sponsored ADR (Germany)	25,777	2,307,815
SPX Corp.	2,400	126,744
		14,489,641
Media – 5.8%
CBS Corp. Class B	181,943	2,352,523
Comcast Corp. Class A	281,845	4,895,648
DIRECTV Class A (a)	73,175	2,482,096
DISH Network Corp. Class A	15,100	274,065
News Corp. Class A	69,100	826,436
Time Warner, Inc.	59,900	1,731,709
Viacom, Inc. Class B	96,900	3,039,753
		15,602,230
Mining – 0.0%
Compass Minerals International, Inc.	1,100	77,308
Oil & Gas – 9.8%
Anadarko Petroleum Corp.	28,716	1,036,360
Apache Corp.	9,600	808,224
Atwood Oceanics, Inc. (a)	2,100	53,592
Chevron Corp.	64,600	4,383,756
ConocoPhillips	50,400	2,474,136
EQT Corp.	49,809	1,800,097
Exxon Mobil Corp.	117,195	6,688,319
Helmerich & Payne, Inc.	5,100	186,252
Hess Corp.	57,033	2,871,041
Nabors Industries Ltd. (a)	9,600	169,152
Pioneer Natural Resources Co.	4,300	255,635
Pride International, Inc. (a)	8,700	194,358
Questar Corp.	8,700	395,763
Rowan Cos., Inc. (a)	5,400	118,476
Sunoco, Inc.	4,000	139,080
Total SA Sponsored ADR (France)	66,116	2,951,418
Valero Energy Corp.	89,822	1,615,000
		26,140,659
Oil & Gas Services – 1.4%
Dresser-Rand Group, Inc. (a)	4,200	132,510
National Oilwell Varco, Inc.	21,100	697,777
Schlumberger Ltd.	21,881	1,210,895
Smith International, Inc.	41,734	1,571,285
Tidewater, Inc.	2,500	96,800
		3,709,267
Packaging & Containers – 1.0%
Ball Corp.	4,600	243,018
Crown Holdings, Inc. (a)	5,100	127,704
Greif, Inc. Class A	1,500	83,310
Owens-IIlinois, Inc. (a)	65,742	1,738,876
Pactiv Corp. (a)	5,500	153,175
Sealed Air Corp.	7,900	155,788
Sonoco Products Co.	3,300	100,584
		2,602,455
Pharmaceuticals – 4.4%
Abbott Laboratories	35,600	1,665,368
AmerisourceBergen Corp.	10,400	330,200
Bristol-Myers Squibb Co.	152,243	3,796,940
Cardinal Health, Inc.	8,600	289,046
Endo Pharmaceuticals Holdings, Inc. (a)	5,900	128,738
Forest Laboratories, Inc. (a)	15,400	422,422
Herbalife Ltd.	2,000	92,100
Merck & Co., Inc.	83,158	2,908,035
Mylan, Inc. (a)	15,900	270,936
Omnicare, Inc.	3,200	75,840
Sanofi-Aventis ADR (France)	62,759	1,886,536
		11,866,161
Pipelines – 1.5%
El Paso Corp.	279,141	3,101,257
ONEOK, Inc.	5,100	220,575
The Williams Cos., Inc.	38,300	700,124
		4,021,956
Retail – 4.5%
Aeropostale, Inc. (a)	3,200	91,648
AutoNation, Inc. (a)	3,800	74,100

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AutoZone, Inc. (a)	1,100	$212,542
Best Buy Co., Inc. (a)	2,400	81,264
Big Lots, Inc. (a)	3,100	99,479
Burger King Holdings, Inc.	4,500	75,780
CVS Caremark Corp.	94,081	2,758,455
Darden Restaurants, Inc.	4,700	182,595
The Gap, Inc.	102,338	1,991,497
Guess?, Inc.	500	15,620
Lowe's Cos., Inc.	89,814	1,834,002
Macy's, Inc.	27,700	495,830
RadioShack Corp.	4,200	81,942
Ross Stores, Inc.	4,200	223,818
Sears Holdings Corp. (a)	6,000	387,900
Target Corp.	25,000	1,229,250
The TJX Cos., Inc.	14,100	591,495
Wal-Mart Stores, Inc.	18,900	908,523
Walgreen Co.	23,000	614,100
		11,949,840
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	17,300	211,752
Semiconductors – 1.2%
Applied Materials, Inc.	159,298	1,914,762
Intel Corp.	55,700	1,083,365
Texas Instruments, Inc.	6,800	158,304
		3,156,431
Software – 1.9%
Broadridge Financial Solutions, Inc.	6,800	129,540
CA, Inc.	26,100	480,240
Fiserv, Inc. (a)	4,200	191,772
Microsoft Corp.	63,300	1,456,533
Oracle Corp.	133,741	2,870,082
		5,128,167
Telecommunications – 4.0%
AT&T, Inc.	189,900	4,593,681
CenturyTel, Inc.	62,432	2,079,610
Corning, Inc.	52,500	847,875
Harris Corp.	4,500	187,425
NII Holdings, Inc. (a)	6,200	201,624
Telephone & Data Systems, Inc.	3,500	106,365
Tellabs, Inc.	14,800	94,572
Vodafone Group PLC Sponsored ADR (United Kingdom)	111,889	2,312,746
Windstream Corp.	22,300	235,488
		10,659,386
Textiles – 0.1%
Mohawk Industries, Inc. (a)	3,400	155,584
Toys, Games & Hobbies – 0.2%
Hasbro, Inc.	7,000	287,700
Mattel, Inc.	8,700	184,092
		471,792
Transportation – 0.7%
Norfolk Southern Corp.	32,706	1,735,053
TOTAL COMMON STOCK (Cost $290,890,097)		257,736,335
TOTAL EQUITIES (Cost $290,890,097)		257,736,335
MUTUAL FUNDS – 1.6%
Diversified Financial – 1.6%
iShares Russell 1000 Value Index Fund	76,700	4,157,907
TOTAL MUTUAL FUNDS (Cost $4,683,211)		4,157,907
TOTAL LONG-TERM INVESTMENTS (Cost $295,573,308)		261,894,242
	Principal Amount
SHORT-TERM INVESTMENTS – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$3,715,479	3,715,479
TOTAL SHORT-TERM INVESTMENTS (Cost $3,715,479)		3,715,479
TOTAL INVESTMENTS – 99.5% (Cost $299,288,787) (c)		265,609,721
Other Assets/ (Liabilities) – 0.5%		1,421,644
NET ASSETS – 100.0%		$267,031,365

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,715,480. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $3,796,658.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.7%
COMMON STOCK – 98.7%
Aerospace & Defense – 1.2%
The Boeing Co.	167,600	$10,516,900
Agriculture – 1.1%
Philip Morris International, Inc.	216,400	9,919,776
Auto Manufacturers – 1.4%
Ford Motor Co. (a)	505,100	5,091,408
Paccar, Inc.	184,400	7,352,028
		12,443,436
Banks – 9.1%
Bank of America Corp.	1,414,200	20,322,054
Bank of New York Mellon Corp.	395,533	9,765,710
PNC Financial Services Group, Inc.	359,700	20,323,050
Wells Fargo & Co.	1,198,900	30,691,840
		81,102,654
Beverages – 1.9%
Molson Coors Brewing Co. Class B	135,100	5,722,836
PepsiCo, Inc.	187,200	11,409,840
		17,132,676
Biotechnology – 1.3%
Amgen, Inc. (a)	214,300	11,272,180
Chemicals – 3.1%
Agrium, Inc.	154,600	7,566,124
The Dow Chemical Co.	130,200	3,088,344
E.I. du Pont de Nemours & Co.	295,900	10,235,181
The Mosaic Co.	169,400	6,603,212
		27,492,861
Computers – 1.3%
Hewlett-Packard Co.	270,200	11,694,256
Diversified Financial – 6.5%
Ameriprise Financial, Inc.	157,300	5,683,249
Credit Suisse Group Sponsored ADR (Switzerland)	196,100	7,340,023
The Goldman Sachs Group, Inc.	115,900	15,214,193
JP Morgan Chase & Co.	815,236	29,845,790
		58,083,255
Electric – 3.6%
Edison International	250,200	7,936,344
Entergy Corp.	184,400	13,206,728
NextEra Energy, Inc.	77,700	3,788,652
Northeast Utilities	299,600	7,633,808
		32,565,532
Environmental Controls – 1.0%
Waste Management, Inc.	289,400	9,055,326
Foods – 3.2%
Dean Foods Co. (a)	444,300	4,474,101
General Mills, Inc.	147,800	5,249,856
Kraft Foods, Inc. Class A	320,000	8,960,000
Sysco Corp.	331,900	9,482,383
		28,166,340
Hand & Machine Tools – 1.7%
Stanley Black & Decker, Inc.	295,700	14,938,764
Health Care - Products – 3.7%
Baxter International, Inc.	200,200	8,136,128
Covidien PLC	186,400	7,489,552
Johnson & Johnson	185,200	10,937,912
Zimmer Holdings, Inc. (a)	122,500	6,621,125
		33,184,717
Health Care - Services – 1.3%
UnitedHealth Group, Inc.	398,800	11,325,920
Household Products – 0.8%
Kimberly-Clark Corp.	120,100	7,281,663
Insurance – 7.0%
ACE Ltd.	368,700	18,980,676
The Chubb Corp.	270,800	13,542,708
Marsh & McLennan Cos., Inc.	420,800	9,489,040
Principal Financial Group, Inc.	342,448	8,026,981
Unum Group	568,200	12,329,940
		62,369,345
Iron & Steel – 1.0%
Cliffs Natural Resources, Inc.	123,200	5,810,112
Steel Dynamics, Inc.	264,200	3,484,798
		9,294,910
Machinery - Construction & Mining – 1.7%
Ingersoll-Rand PLC	439,900	15,172,151
Machinery - Diversified – 1.3%
Cummins, Inc.	181,000	11,788,530
Manufacturing – 5.2%
General Electric Co.	1,368,900	19,739,538
Illinois Tool Works, Inc.	167,900	6,930,912
Textron, Inc.	480,100	8,147,297
Tyco International Ltd.	342,300	12,059,229
		46,876,976
Media – 2.4%
CBS Corp. Class B	560,300	7,244,679
Comcast Corp. Class A	832,750	14,464,867
		21,709,546
Oil & Gas – 13.3%
Anadarko Petroleum Corp.	69,700	2,515,473
Apache Corp.	129,200	10,877,348
Chevron Corp.	360,100	24,436,386
ConocoPhillips	366,600	17,996,394
EOG Resources, Inc.	75,200	7,397,424
Exxon Mobil Corp.	235,900	13,462,813
Hess Corp.	168,900	8,502,426
Marathon Oil Corp.	315,200	9,799,568
Occidental Petroleum Corp.	269,700	20,807,355
Southwestern Energy Co. (a)	89,300	3,450,552
		119,245,739
Oil & Gas Services – 1.5%
Baker Hughes, Inc.	323,100	13,431,267
Packaging & Containers – 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	211,000	4,764,380
Pharmaceuticals – 5.2%
Abbott Laboratories	191,200	8,944,336
Merck & Co., Inc.	351,700	12,298,949
Pfizer, Inc.	1,131,200	16,130,912
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	170,900	8,885,091
		46,259,288
Retail – 5.8%
Coach, Inc.	107,700	3,936,435

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CVS Caremark Corp.	338,100	$9,913,092
The Home Depot, Inc.	358,100	10,051,867
Kohl's Corp. (a)	188,900	8,972,750
Staples, Inc.	381,700	7,271,385
Target Corp.	241,900	11,894,223
		52,039,752
Semiconductors – 3.9%
Intel Corp.	769,100	14,958,995
Maxim Integrated Products, Inc.	338,800	5,668,124
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	479,300	4,677,968
Texas Instruments, Inc.	403,500	9,393,480
		34,698,567
Software – 1.3%
Microsoft Corp.	518,300	11,926,083
Telecommunications – 5.2%
AT&T, Inc.	832,420	20,136,240
Cisco Systems, Inc. (a)	601,500	12,817,965
Qualcomm, Inc.	198,700	6,525,308
Verizon Communications, Inc.	256,600	7,189,932
		46,669,445
Toys, Games & Hobbies – 1.2%
Mattel, Inc.	491,700	10,404,372
TOTAL COMMON STOCK (Cost $882,871,926)		882,826,607
TOTAL EQUITIES (Cost $882,871,926)		882,826,607
TOTAL LONG-TERM INVESTMENTS (Cost $882,871,926)		882,826,607
	Principal Amount
SHORT-TERM INVESTMENTS – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$15,612,936	15,612,936
TOTAL SHORT-TERM INVESTMENTS (Cost $15,612,936)		15,612,936
TOTAL INVESTMENTS – 100.4% (Cost $898,484,862) (c)		898,439,543
Other Assets/ (Liabilities) – (0.4)%		(3,878,340)
NET ASSETS – 100.0%		$894,561,203

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $15,612,941. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $15,928,470.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.0%
COMMON STOCK – 100.0%
Aerospace & Defense – 1.6%
Lockheed Martin Corp.	2,130	$158,685
United Technologies Corp.	4,620	299,884
		458,569
Auto Manufacturers – 1.1%
Navistar International Corp. (a)	6,490	319,308
Automotive & Parts – 0.7%
Dana Holding Corp. (a)	18,950	189,500
Banks – 8.3%
Bank of America Corp.	86,960	1,249,615
Wells Fargo & Co.	41,790	1,069,824
		2,319,439
Beverages – 1.0%
Molson Coors Brewing Co. Class B	6,400	271,104
Biotechnology – 0.9%
Biogen Idec, Inc. (a)	5,560	263,822
Building Materials – 0.6%
USG Corp. (a)	12,710	153,537
Commercial Services – 1.1%
Donnelley (R.R.) & Sons Co.	8,360	136,853
PHH Corp. (a)	9,630	183,355
		320,208
Computers – 5.8%
Dell, Inc. (a)	34,880	420,653
Hewlett-Packard Co.	10,380	449,246
NCR Corp. (a)	10,610	128,593
Seagate Technology (a)	23,600	307,744
Western Digital Corp. (a)	10,270	309,743
		1,615,979
Cosmetics & Personal Care – 1.3%
The Procter & Gamble Co.	6,150	368,877
Distribution & Wholesale – 0.8%
WESCO International, Inc. (a)	6,270	211,111
Diversified Financial – 12.6%
Citigroup, Inc. (a)	115,990	436,122
CME Group, Inc.	840	236,502
The Goldman Sachs Group, Inc.	4,700	616,969
Interactive Brokers Group, Inc. Class A (a)	13,970	231,902
JP Morgan Chase & Co.	33,440	1,224,239
Morgan Stanley	21,400	496,694
TD Ameritrade Holding Corp. (a)	16,170	247,401
		3,489,829
Electric – 5.3%
Allegheny Energy, Inc.	13,340	275,871
Edison International	8,480	268,986
Exelon Corp.	9,300	353,121
Mirant Corp. (a)	18,580	196,205
NRG Energy, Inc. (a)	17,650	374,356
		1,468,539
Foods – 1.6%
Kraft Foods, Inc. Class A	15,720	440,160
Health Care - Products – 0.7%
Kinetic Concepts, Inc. (a)	5,060	184,741
Health Care - Services – 2.1%
Humana, Inc. (a)	4,380	200,035
WellPoint, Inc. (a)	7,600	371,868
		571,903
Insurance – 5.9%
ACE Ltd.	4,320	222,394
AEGON NV Sponsored ADR (Netherlands) (a)	53,100	280,368
Assurant, Inc.	6,030	209,241
Fidelity National Financial, Inc. Class A	16,430	213,426
Genworth Financial, Inc. Class A (a)	26,270	343,349
Lincoln National Corp.	8,980	218,124
MBIA, Inc. (a)	26,640	149,450
		1,636,352
Iron & Steel – 0.7%
Cliffs Natural Resources, Inc.	4,080	192,413
Lodging – 0.9%
Wyndham Worldwide Corp.	13,020	262,223
Machinery - Construction & Mining – 1.4%
Joy Global, Inc.	3,920	196,353
Terex Corp. (a)	9,850	184,589
		380,942
Machinery - Diversified – 0.8%
AGCO Corp. (a)	8,160	220,075
Manufacturing – 1.7%
General Electric Co.	17,550	253,071
Honeywell International, Inc.	5,300	206,859
		459,930
Media – 4.1%
CBS Corp. Class B	31,620	408,847
Comcast Corp. Class A	29,580	513,804
DISH Network Corp. Class A	12,280	222,882
		1,145,533
Metal Fabricate & Hardware – 1.3%
Commercial Metals Co.	12,340	163,135
Precision Castparts Corp.	1,940	199,665
		362,800
Office Equipment/Supplies – 0.8%
Xerox Corp.	26,790	215,392
Oil & Gas – 13.1%
Anadarko Petroleum Corp.	11,430	412,509
Chevron Corp.	13,870	941,218
Ensco PLC Sponsored ADR (United Kingdom)	7,600	298,528
Marathon Oil Corp.	15,050	467,904
Noble Corp. (a)	10,880	336,301
Occidental Petroleum Corp.	5,400	416,610
Patterson-UTI Energy, Inc.	12,150	156,370
Petrohawk Energy Corp. (a)	15,630	265,241
Valero Energy Corp.	19,160	344,497
		3,639,178

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers – 0.6%
Owens-IIlinois, Inc. (a)	6,760	$178,802
Pharmaceuticals – 7.5%
King Pharmaceuticals, Inc. (a)	30,540	231,799
Merck & Co., Inc.	23,480	821,095
Pfizer, Inc.	71,930	1,025,722
		2,078,616
Retail – 7.0%
American Eagle Outfitters, Inc.	9,570	112,448
Best Buy Co., Inc.	7,200	243,792
CVS Caremark Corp.	15,720	460,910
Lowe's Cos., Inc.	19,160	391,247
Wal-Mart Stores, Inc.	15,560	747,969
		1,956,366
Telecommunications – 7.3%
AT&T, Inc.	26,850	649,501
CenturyTel, Inc.	8,087	269,378
NII Holdings, Inc. (a)	16,900	549,588
Qwest Communications International, Inc.	104,270	547,418
		2,015,885
Transportation – 1.4%
Norfolk Southern Corp.	4,400	233,420
Overseas Shipholding Group, Inc.	4,050	150,012
		383,432
TOTAL COMMON STOCK (Cost $28,120,386)		27,774,565
TOTAL EQUITIES (Cost $28,120,386)		27,774,565
TOTAL LONG-TERM INVESTMENTS (Cost $28,120,386)		27,774,565
	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
Repurchase Agreement – 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$45,903	45,903
TOTAL SHORT-TERM INVESTMENTS (Cost $45,903)		45,903
TOTAL INVESTMENTS – 100.1% (Cost $28,166,289) (c)		27,820,468
Other Assets/ (Liabilities) – (0.1)%		(41,570)
NET ASSETS – 100.0%		$27,778,898

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $45,903. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $48,624.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.6%
COMMON STOCK – 95.6%
Agriculture – 1.0%
Philip Morris International, Inc.	128,600	$5,895,024
Banks – 9.0%
Bank of New York Mellon Corp.	611,700	15,102,873
GAM Holding Ltd. (a)	312,300	3,405,434
Julius Baer Group Ltd.	312,300	8,893,912
Wells Fargo & Co.	1,095,776	28,051,866
		55,454,085
Beverages – 3.8%
The Coca-Cola Co.	151,200	7,578,144
Diageo PLC Sponsored ADR (United Kingdom)	134,500	8,438,530
Heineken Holding NV Class A	204,264	7,489,887
		23,506,561
Building Materials – 1.1%
Martin Marietta Materials, Inc.	81,200	6,886,572
Chemicals – 0.8%
Monsanto Co.	49,750	2,299,445
Potash Corporation of Saskatchewan, Inc.	16,600	1,431,584
Praxair, Inc.	14,800	1,124,652
		4,855,681
Coal – 0.7%
China Coal Energy Co. Class H	3,672,200	4,586,492
Commercial Services – 2.7%
Cosco Pacific Ltd.	628,836	745,632
H&R Block, Inc.	9,700	152,193
Iron Mountain, Inc.	456,016	10,242,119
Moody's Corp.	195,100	3,886,392
Visa, Inc. Class A	25,210	1,783,608
		16,809,944
Computers – 1.4%
Hewlett-Packard Co.	194,600	8,422,288
Cosmetics & Personal Care – 1.8%
Natura Cosmeticos SA	48,000	1,069,966
The Procter & Gamble Co.	168,900	10,130,622
		11,200,588
Diversified Financial – 5.7%
American Express Co.	672,500	26,698,250
Ameriprise Financial, Inc.	122,660	4,431,706
The Goldman Sachs Group, Inc.	25,470	3,343,447
JP Morgan Chase & Co.	18,888	691,489
		35,164,892
Electronics – 0.8%
Agilent Technologies, Inc. (a)	184,770	5,253,011
Engineering & Construction – 0.4%
ABB Ltd. Sponsored ADR (Switzerland) (a)	158,760	2,743,373
Foods – 0.9%
The Hershey Co.	44,500	2,132,885
Nestle SA	21,200	1,023,184
Unilever NV NY Shares	83,900	2,292,148
		5,448,217
Forest Products & Paper – 1.0%
Sino-Forest Corp. (a)	406,120	5,793,782
Sino-Forest Corp. (a) (b) (c)	12,800	182,607
		5,976,389
Health Care - Products – 4.1%
Baxter International, Inc.	78,000	3,169,920
Becton, Dickinson & Co.	82,800	5,598,936
CareFusion Corp. (a)	25,200	572,040
Johnson & Johnson	266,100	15,715,866
		25,056,762
Holding Company - Diversified – 1.2%
China Merchants Holdings International Co. Ltd.	2,153,827	7,132,218
Housewares – 0.2%
Hunter Douglas NV	36,548	1,335,395
Insurance – 11.0%
Berkshire Hathaway, Inc. Class A (a)	202	24,240,000
Fairfax Financial Holdings Ltd.	3,440	1,264,615
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	7,380	2,735,840
Loews Corp.	510,600	17,008,086
Markel Corp. (a)	1,910	649,400
The Progressive Corp.	841,800	15,758,496
Transatlantic Holdings, Inc.	137,734	6,605,722
		68,262,159
Internet – 1.1%
Amazon.com, Inc. (a)	4,370	477,466
Google, Inc. Class A (a)	11,200	4,983,440
Liberty Media Corp. - Interactive Class A (a)	154,300	1,620,150
		7,081,056
Leisure Time – 1.1%
Harley-Davidson, Inc.	296,400	6,588,972
Machinery - Construction & Mining – 0.9%
BHP Billiton PLC	116,900	3,026,216
Rio Tinto PLC	64,187	2,809,937
		5,836,153
Manufacturing – 0.7%
Tyco International Ltd.	131,921	4,647,577
Media – 2.2%
Grupo Televisa SA Sponsored ADR (Mexico)	158,100	2,752,521
Liberty Media Corp. - Starz Class A (a)	12,350	640,224
News Corp. Class A	398,000	4,760,080
The Walt Disney Co.	178,100	5,610,150
		13,762,975
Mining – 0.3%
Vulcan Materials Co.	40,100	1,757,583
Oil & Gas – 15.1%
Canadian Natural Resources Ltd.	439,200	14,594,616
ConocoPhillips	3,632	178,295
Devon Energy Corp.	308,900	18,818,188
EOG Resources, Inc.	255,650	25,148,290
Occidental Petroleum Corp.	393,900	30,389,385

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
OGX Petroleo e Gas Participacoes SA (a)	430,000	$4,006,576
		93,135,350
Oil & Gas Services – 0.6%
Schlumberger Ltd.	5,600	309,904
Transocean Ltd. (a)	71,515	3,313,290
		3,623,194
Packaging & Containers – 2.1%
Sealed Air Corp.	670,272	13,217,764
Pharmaceuticals – 6.8%
Cardinal Health, Inc.	10,200	342,822
Express Scripts, Inc. (a)	209,200	9,836,584
Mead Johnson Nutrition Co.	55,300	2,771,636
Merck & Co., Inc.	514,412	17,988,988
Pfizer, Inc.	760,300	10,841,878
		41,781,908
Real Estate – 1.4%
Brookfield Asset Management, Inc. Class A	153,400	3,469,908
Hang Lung Properties Ltd.	980,000	5,217,416
		8,687,324
Retail – 9.7%
Bed Bath & Beyond, Inc. (a)	223,600	8,291,088
CarMax, Inc. (a)	230,500	4,586,950
Costco Wholesale Corp.	511,600	28,051,028
CVS Caremark Corp.	649,061	19,030,468
		59,959,534
Semiconductors – 1.6%
Texas Instruments, Inc.	414,600	9,651,888
Software – 2.7%
Activision Blizzard, Inc.	303,000	3,178,470
Dun & Bradstreet Corp.	106,850	7,171,772
Microsoft Corp.	268,000	6,166,680
		16,516,922
Telecommunications – 0.4%
America Movil SAB de CV Sponsored ADR (Mexico)	51,300	2,436,750
Transportation – 1.3%
China Shipping Development Co. Ltd. Class H	1,719,000	2,170,648
Kuehne & Nagel International AG	44,350	4,544,017
LLX Logistica SA (a)	92,600	379,802
United Parcel Service, Inc. Class B	21,900	1,245,891
		8,340,358
TOTAL COMMON STOCK (Cost $508,184,364)		591,014,959
TOTAL EQUITIES (Cost $508,184,364)		591,014,959
	Principal Amount
BONDS & NOTES – 1.1%
CORPORATE DEBT – 1.1%
Forest Products & Paper – 0.3%
Sino-Forest Corp., Convertible (Acquired 07/23/08, Cost $1,565,682) (c) (d) 5.000% 8/01/13	$1,604,000	1,642,095
		1,642,095
Leisure Time – 0.8%
Harley-Davidson, Inc. 15.000% 2/01/14	4,000,000	5,299,516
		5,299,516
TOTAL CORPORATE DEBT (Cost $5,565,682)		6,941,611
TOTAL BONDS & NOTES (Cost $5,565,682)		6,941,611
TOTAL LONG-TERM INVESTMENTS (Cost $513,750,046)		597,956,570
SHORT-TERM INVESTMENTS – 3.3%
Repurchase Agreement – 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (e)	20,723,907	20,723,907
TOTAL SHORT-TERM INVESTMENTS (Cost $20,723,907)		20,723,907
TOTAL INVESTMENTS – 100.0% (Cost $534,473,953) (f)		618,680,477
Other Assets/ (Liabilities) – (0.0)%		(241,579)
NET ASSETS – 100.0%		$618,438,898

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $1,824,702 or 0.30% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2010, these securities amounted to a value of $1,642,095 or 0.27% of net assets.
(e)	Maturity value of $20,723,913. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 9/25/39 - 11/25/39, and an aggregate market value, including accrued interest, of $21,142,761.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.0%
COMMON STOCK – 97.0%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	78,445	$559,312
Omnicom Group, Inc.	51,976	1,782,777
		2,342,089
Aerospace & Defense – 2.2%
The Boeing Co.	128,828	8,083,957
General Dynamics Corp.	64,461	3,774,836
Goodrich Corp.	20,702	1,371,507
L-3 Communications Holdings, Inc.	19,909	1,410,354
Lockheed Martin Corp.	52,137	3,884,206
Northrop Grumman Corp.	50,608	2,755,100
Raytheon Co.	63,909	3,092,557
Rockwell Collins, Inc.	26,452	1,405,395
United Technologies Corp.	157,284	10,209,304
		35,987,216
Agriculture – 1.7%
Altria Group, Inc.	349,927	7,012,537
Archer-Daniels-Midland Co.	108,592	2,803,845
Lorillard, Inc.	26,576	1,912,941
Philip Morris International, Inc.	311,441	14,276,456
Reynolds American, Inc.	28,261	1,472,963
		27,478,742
Airlines – 0.1%
Southwest Airlines Co.	124,032	1,377,996
Apparel – 0.3%
Nike, Inc. Class B	65,982	4,457,084
VF Corp.	14,652	1,042,930
		5,500,014
Auto Manufacturers – 0.5%
Ford Motor Co. (a)	575,630	5,802,350
Paccar, Inc.	60,995	2,431,871
		8,234,221
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	40,793	405,482
Johnson Controls, Inc.	112,064	3,011,160
		3,416,642
Banks – 5.3%
Bank of America Corp.	1,688,156	24,258,802
Bank of New York Mellon Corp.	204,967	5,060,635
BB&T Corp.	115,348	3,034,806
Capital One Financial Corp.	77,623	3,128,207
Comerica, Inc.	28,674	1,056,063
Fifth Third Bancorp	136,634	1,679,232
First Horizon National Corp. (a)	36,089	413,225
Huntington Bancshares, Inc.	116,479	645,294
KeyCorp	144,747	1,113,104
M&T Bank Corp.	13,712	1,164,834
Marshall & Ilsley Corp.	89,611	643,407
Northern Trust Corp.	40,393	1,886,353
PNC Financial Services Group, Inc.	89,356	5,048,614
Regions Financial Corp.	198,377	1,305,321
State Street Corp.	83,626	2,828,231
SunTrust Banks, Inc.	83,569	1,947,158
U.S. Bancorp	322,874	7,216,234
Wells Fargo & Co.	879,572	22,517,043
Zions Bancorp	29,018	625,918
		85,572,481
Beverages – 2.6%
Brown-Forman Corp. Class B	18,072	1,034,260
The Coca-Cola Co.	389,159	19,504,649
Coca-Cola Enterprises, Inc.	55,224	1,428,093
Constellation Brands, Inc. Class A (a)	33,543	523,942
Dr. Pepper Snapple Group, Inc.	41,049	1,534,822
Molson Coors Brewing Co. Class B	27,516	1,165,578
PepsiCo, Inc.	270,868	16,509,404
		41,700,748
Biotechnology – 1.2%
Amgen, Inc. (a)	160,991	8,468,126
Biogen Idec, Inc. (a)	45,846	2,175,393
Celgene Corp. (a)	77,430	3,934,993
Genzyme Corp. (a)	45,336	2,301,709
Life Technologies Corp. (a)	31,602	1,493,194
Millipore Corp. (a)	9,445	1,007,309
		19,380,724
Building Materials – 0.0%
Masco Corp.	60,857	654,821
Chemicals – 1.8%
Air Products & Chemicals, Inc.	35,627	2,308,986
Airgas, Inc.	13,707	852,575
CF Industries Holdings, Inc.	11,533	731,769
The Dow Chemical Co.	194,156	4,605,380
E.I. du Pont de Nemours & Co.	152,097	5,261,035
Eastman Chemical Co.	12,159	648,804
Ecolab, Inc.	39,358	1,767,568
FMC Corp.	12,224	702,024
International Flavors & Fragrances, Inc.	13,318	564,950
Monsanto Co.	91,665	4,236,756
PPG Industries, Inc.	28,472	1,719,994
Praxair, Inc.	51,597	3,920,856
The Sherwin-Williams Co.	15,362	1,062,897
Sigma-Aldrich Corp.	20,411	1,017,080
		29,400,674
Coal – 0.2%
CONSOL Energy, Inc.	39,107	1,320,253
Massey Energy Co.	18,872	516,149
Peabody Energy Corp.	46,287	1,811,210
		3,647,612
Commercial Services – 1.6%
Apollo Group, Inc. Class A (a)	21,236	901,893
Automatic Data Processing, Inc.	85,866	3,456,965
DeVry, Inc.	10,305	540,909
Donnelley (R.R.) & Sons Co.	33,811	553,486
Equifax, Inc.	21,165	593,890
H&R Block, Inc.	55,463	870,214
Iron Mountain, Inc.	30,007	673,957
MasterCard, Inc. Class A	16,390	3,270,297
McKesson Corp.	45,853	3,079,488
Monster Worldwide, Inc. (a)	21,336	248,564
Moody's Corp.	33,543	668,177
Paychex, Inc.	53,554	1,390,797
Quanta Services, Inc. (a)	34,723	717,030
Robert Half International, Inc.	25,374	597,558

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SAIC, Inc. (a)	50,652	$847,915
Total System Services, Inc.	32,818	446,325
Visa, Inc. Class A	76,283	5,397,022
Western Union Co.	114,093	1,701,127
		25,955,614
Computers – 6.3%
Apple, Inc. (a)	153,297	38,558,794
Cognizant Technology Solutions Corp. Class A (a)	51,512	2,578,691
Computer Sciences Corp.	25,372	1,148,083
Dell, Inc. (a)	288,036	3,473,714
EMC Corp. (a)	346,016	6,332,093
Hewlett-Packard Co.	392,865	17,003,197
International Business Machines Corp.	215,581	26,619,942
Lexmark International, Inc. Class A (a)	12,961	428,102
NetApp, Inc. (a)	58,006	2,164,204
SanDisk Corp. (a)	37,786	1,589,657
Teradata Corp. (a)	28,077	855,787
Western Digital Corp. (a)	39,270	1,184,383
		101,936,647
Cosmetics & Personal Care – 2.4%
Avon Products, Inc.	71,185	1,886,403
Colgate-Palmolive Co.	83,317	6,562,047
The Estee Lauder Cos., Inc. Class A	21,181	1,180,417
The Procter & Gamble Co.	484,382	29,053,232
		38,682,099
Distribution & Wholesale – 0.2%
Fastenal Co.	21,620	1,085,108
Genuine Parts Co.	26,629	1,050,514
W.W. Grainger, Inc.	10,690	1,063,120
		3,198,742
Diversified Financial – 5.1%
American Express Co.	201,531	8,000,781
Ameriprise Financial, Inc.	42,527	1,536,501
The Charles Schwab Corp.	162,571	2,305,257
Citigroup, Inc. (a)	3,813,638	14,339,279
CME Group, Inc.	11,153	3,140,127
Discover Financial Services	90,336	1,262,897
E*TRADE Financial Corp. (a)	35,601	420,804
Federated Investors, Inc. Class B	14,852	307,585
Franklin Resources, Inc.	24,637	2,123,463
The Goldman Sachs Group, Inc.	86,748	11,387,410
IntercontinentalExchange, Inc. (a)	12,083	1,365,742
Invesco Ltd.	77,315	1,301,211
Janus Capital Group, Inc.	31,664	281,176
JP Morgan Chase & Co.	671,117	24,569,593
Legg Mason, Inc.	26,737	749,438
Morgan Stanley	235,961	5,476,655
The NASDAQ OMX Group, Inc. (a)	25,428	452,110
NYSE Euronext	45,019	1,243,875
SLM Corp. (a)	84,954	882,672
T. Rowe Price Group, Inc.	44,282	1,965,678
		83,112,254
Electric – 3.3%
The AES Corp. (a)	110,450	1,020,558
Allegheny Energy, Inc.	28,289	585,017
Ameren Corp.	41,211	979,585
American Electric Power Co., Inc.	81,261	2,624,730
CenterPoint Energy, Inc.	71,698	943,546
CMS Energy Corp.	38,381	562,282
Consolidated Edison, Inc.	46,853	2,019,364
Constellation Energy Group, Inc.	32,981	1,063,637
Dominion Resources, Inc.	99,336	3,848,277
DTE Energy Co.	29,304	1,336,555
Duke Energy Corp.	222,168	3,554,688
Edison International	54,460	1,727,471
Entergy Corp.	31,558	2,260,184
Exelon Corp.	111,092	4,218,163
FirstEnergy Corp.	50,924	1,794,053
Integrys Energy Group, Inc.	12,932	565,646
NextEra Energy, Inc.	69,877	3,407,202
Northeast Utilities	28,367	722,791
NRG Energy, Inc. (a)	44,588	945,711
Pepco Holdings, Inc.	41,378	648,807
PG&E Corp.	62,455	2,566,900
Pinnacle West Capital Corp.	19,307	702,003
PPL Corp.	78,928	1,969,254
Progress Energy, Inc.	48,071	1,885,345
Public Service Enterprise Group, Inc.	84,576	2,649,766
SCANA Corp.	20,760	742,378
The Southern Co.	138,360	4,604,621
TECO Energy, Inc.	37,269	561,644
Wisconsin Energy Corp.	19,906	1,010,030
Xcel Energy, Inc.	78,602	1,619,987
		53,140,195
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	126,693	5,535,217
Molex, Inc.	23,184	422,876
		5,958,093
Electronics – 0.3%
Agilent Technologies, Inc. (a)	58,510	1,663,439
Amphenol Corp. Class A	28,592	1,123,094
FLIR Systems, Inc. (a)	25,136	731,206
Jabil Circuit, Inc.	31,415	417,820
PerkinElmer, Inc.	20,079	415,033
Waters Corp. (a)	15,357	993,598
		5,344,190
Energy - Alternate Sources – 0.1%
First Solar, Inc. (a)	8,112	923,389
Engineering & Construction – 0.1%
Fluor Corp.	30,114	1,279,845
Jacobs Engineering Group, Inc. (a)	20,712	754,745
		2,034,590
Entertainment – 0.0%
International Game Technology	49,360	774,952
Environmental Controls – 0.3%
Republic Services, Inc.	54,235	1,612,407
Stericycle, Inc. (a)	14,369	942,319
Waste Management, Inc.	82,660	2,586,431
		5,141,157
Foods – 2.1%
Campbell Soup Co.	31,476	1,127,785
ConAgra Foods, Inc.	74,406	1,735,148
Dean Foods Co. (a)	30,209	304,205
General Mills, Inc.	111,602	3,964,103
H.J. Heinz Co.	52,854	2,284,350
The Hershey Co.	27,667	1,326,079
Hormel Foods Corp.	12,016	486,408
The J.M. Smucker Co.	19,798	1,192,235
Kellogg Co.	43,636	2,194,891
Kraft Foods, Inc. Class A	294,919	8,257,732

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Kroger Co.	107,736	$2,121,322
McCormick & Co., Inc.	22,621	858,693
Safeway, Inc.	65,694	1,291,544
Sara Lee Corp.	109,449	1,543,231
SUPERVALU, Inc.	36,009	390,337
Sysco Corp.	98,744	2,821,116
Tyson Foods, Inc. Class A	53,279	873,243
Whole Foods Market, Inc. (a)	28,089	1,011,766
		33,784,188
Forest Products & Paper – 0.3%
International Paper Co.	72,458	1,639,725
MeadWestvaco Corp.	30,419	675,302
Plum Creek Timber Co., Inc.	27,433	947,261
Weyerhaeuser Co.	36,159	1,272,797
		4,535,085
Gas – 0.2%
Nicor, Inc.	7,862	318,411
NiSource, Inc.	46,359	672,205
Sempra Energy	41,667	1,949,599
		2,940,215
Hand & Machine Tools – 0.1%
Snap-on, Inc.	10,043	410,859
Stanley Black & Decker, Inc.	28,104	1,419,814
		1,830,673
Health Care - Products – 3.3%
Baxter International, Inc.	101,273	4,115,735
Becton, Dickinson & Co.	39,276	2,655,843
Boston Scientific Corp. (a)	251,005	1,455,829
C.R. Bard, Inc.	15,965	1,237,767
CareFusion Corp. (a)	30,039	681,885
Intuitive Surgical, Inc. (a)	6,462	2,039,537
Johnson & Johnson	464,294	27,421,204
Medtronic, Inc.	185,571	6,730,660
St. Jude Medical, Inc. (a)	54,759	1,976,252
Stryker Corp.	48,029	2,404,332
Varian Medical Systems, Inc. (a)	20,923	1,093,854
Zimmer Holdings, Inc. (a)	34,267	1,852,131
		53,665,029
Health Care - Services – 1.3%
Aetna, Inc.	71,751	1,892,791
CIGNA Corp.	47,502	1,475,412
Coventry Health Care, Inc. (a)	24,743	437,456
DaVita, Inc. (a)	18,020	1,125,169
Humana, Inc. (a)	28,617	1,306,938
Laboratory Corporation of America Holdings (a)	17,425	1,312,974
Quest Diagnostics, Inc.	24,863	1,237,431
Tenet Healthcare Corp. (a)	71,761	311,443
Thermo Fisher Scientific, Inc. (a)	69,195	3,394,015
UnitedHealth Group, Inc.	191,782	5,446,609
WellPoint, Inc. (a)	72,058	3,525,798
		21,466,036
Holding Company - Diversified – 0.0%
Leucadia National Corp. (a)	31,173	608,185
Home Builders – 0.1%
D.R. Horton, Inc.	45,970	451,885
Lennar Corp. Class A	27,503	382,567
Pulte Group, Inc. (a)	53,055	439,295
		1,273,747
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	11,461	342,569
Whirlpool Corp.	12,523	1,099,770
		1,442,339
Household Products – 0.5%
Avery Dennison Corp.	18,538	595,626
The Clorox Co.	23,419	1,455,725
Fortune Brands, Inc.	25,338	992,743
Kimberly-Clark Corp.	69,596	4,219,605
		7,263,699
Housewares – 0.0%
Newell Rubbermaid, Inc.	47,075	689,178
Insurance – 3.9%
Aflac, Inc.	78,274	3,339,952
The Allstate Corp.	90,550	2,601,502
American International Group, Inc. (a)	22,435	772,661
Aon Corp.	44,441	1,649,650
Assurant, Inc.	19,600	680,120
Berkshire Hathaway, Inc. Class B (a)	278,080	22,160,195
The Chubb Corp.	55,766	2,788,858
Cincinnati Financial Corp.	27,466	710,545
Genworth Financial, Inc. Class A (a)	80,890	1,057,232
The Hartford Financial Services Group, Inc.	75,871	1,679,025
Lincoln National Corp.	49,918	1,212,508
Loews Corp.	59,389	1,978,248
Marsh & McLennan Cos., Inc.	93,105	2,099,518
MetLife, Inc.	138,495	5,229,571
Principal Financial Group, Inc.	53,528	1,254,696
The Progressive Corp.	114,161	2,137,094
Prudential Financial, Inc.	78,772	4,226,906
Torchmark Corp.	14,063	696,259
The Travelers Cos., Inc.	83,031	4,089,277
Unum Group	55,391	1,201,985
XL Group PLC	57,636	922,752
		62,488,554
Internet – 2.3%
Akamai Technologies, Inc. (a)	28,491	1,155,880
Amazon.com, Inc. (a)	57,640	6,297,746
eBay, Inc. (a)	190,882	3,743,196
Expedia, Inc.	35,309	663,103
Google, Inc. Class A (a)	40,832	18,168,198
McAfee, Inc. (a)	27,830	854,938
Priceline.com, Inc. (a)	8,157	1,440,037
Symantec Corp. (a)	134,585	1,868,040
VeriSign, Inc. (a)	29,311	778,207
Yahoo!, Inc. (a)	199,142	2,754,134
		37,723,479
Iron & Steel – 0.3%
AK Steel Holding Corp.	17,897	213,332
Allegheny Technologies, Inc.	16,415	725,379
Cliffs Natural Resources, Inc.	23,394	1,103,261
Nucor Corp.	52,436	2,007,250
United States Steel Corp.	24,809	956,387
		5,005,609
Leisure Time – 0.2%
Carnival Corp.	73,562	2,224,515

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harley-Davidson, Inc.	39,416	$876,218
		3,100,733
Lodging – 0.3%
Marriott International, Inc. Class A	42,521	1,273,079
Starwood Hotels & Resorts Worldwide, Inc.	31,557	1,307,407
Wyndham Worldwide Corp.	29,437	592,861
Wynn Resorts Ltd.	11,438	872,376
		4,045,723
Machinery - Construction & Mining – 0.4%
Caterpillar, Inc.	106,603	6,403,642
Machinery - Diversified – 0.7%
Cummins, Inc.	33,590	2,187,717
Deere & Co.	71,884	4,002,501
Eaton Corp.	28,897	1,891,020
Flowserve Corp.	9,295	788,216
Rockwell Automation, Inc.	23,674	1,162,156
Roper Industries, Inc.	16,428	919,311
		10,950,921
Manufacturing – 3.3%
3M Co.	119,570	9,444,834
Danaher Corp.	89,096	3,307,244
Dover Corp.	31,077	1,298,708
Eastman Kodak Co. (a)	47,685	206,953
General Electric Co.	1,800,725	25,966,455
Honeywell International, Inc.	128,944	5,032,684
Illinois Tool Works, Inc.	64,529	2,663,757
ITT Corp.	30,681	1,378,191
Leggett & Platt, Inc.	24,917	499,835
Pall Corp.	19,720	677,776
Parker Hannifin Corp.	26,821	1,487,493
Textron, Inc.	44,753	759,458
		52,723,388
Media – 2.9%
CBS Corp. Class B	113,549	1,468,189
Comcast Corp. Class A	477,807	8,299,508
DIRECTV Class A (a)	152,953	5,188,166
Discovery Communications, Inc., Series A (a)	49,292	1,760,217
Gannett Co., Inc.	39,373	529,961
The McGraw-Hill Cos., Inc.	52,525	1,478,053
Meredith Corp.	5,933	184,694
News Corp. Class A	379,752	4,541,834
Scripps Networks Interactive Class A	15,189	612,724
The New York Times Co. Class A (a)	18,681	161,591
Time Warner Cable, Inc.	58,797	3,062,148
Time Warner, Inc.	193,624	5,597,670
Viacom, Inc. Class B	101,687	3,189,921
The Walt Disney Co.	329,548	10,380,762
The Washington Post Co. Class B	1,024	420,331
		46,875,769
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	24,045	2,474,711
Mining – 0.8%
Alcoa, Inc.	174,859	1,759,082
Freeport-McMoRan Copper & Gold, Inc.	79,050	4,674,226
Newmont Mining Corp.	81,973	5,061,013
Titanium Metals Corp. (a)	13,316	234,228
Vulcan Materials Co.	22,048	966,364
		12,694,913
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	34,507	757,774
Xerox Corp.	236,145	1,898,606
		2,656,380
Oil & Gas – 8.4%
Anadarko Petroleum Corp.	83,166	3,001,461
Apache Corp.	56,737	4,776,688
Cabot Oil & Gas Corp.	17,276	541,084
Chesapeake Energy Corp.	108,702	2,277,307
Chevron Corp.	338,875	22,996,058
ConocoPhillips	251,625	12,352,271
Denbury Resources, Inc. (a)	65,182	954,264
Devon Energy Corp.	75,514	4,600,313
Diamond Offshore Drilling, Inc.	11,619	722,586
EOG Resources, Inc.	43,099	4,239,649
EQT Corp.	23,989	866,962
Exxon Mobil Corp.	860,424	49,104,398
Helmerich & Payne, Inc.	17,396	635,302
Hess Corp.	49,439	2,488,759
Marathon Oil Corp.	118,390	3,680,745
Murphy Oil Corp.	31,793	1,575,343
Nabors Industries Ltd. (a)	47,321	833,796
Noble Energy, Inc.	29,865	1,801,755
Occidental Petroleum Corp.	136,651	10,542,625
Pioneer Natural Resources Co.	19,297	1,147,207
Questar Corp.	1,450	65,961
Range Resources Corp.	26,917	1,080,718
Rowan Cos., Inc. (a)	19,442	426,557
Southwestern Energy Co. (a)	59,240	2,289,034
Sunoco, Inc.	19,511	678,397
Tesoro Corp.	23,136	269,997
Valero Energy Corp.	95,546	1,717,917
		135,667,154
Oil & Gas Services – 1.5%
Baker Hughes, Inc.	72,725	3,023,178
Cameron International Corp. (a)	40,550	1,318,686
FMC Technologies, Inc. (a)	20,117	1,059,361
Halliburton Co.	153,025	3,756,764
National Oilwell Varco, Inc.	70,125	2,319,034
Schlumberger Ltd.	201,754	11,165,067
Smith International, Inc.	41,482	1,561,797
		24,203,887
Packaging & Containers – 0.2%
Ball Corp.	15,668	827,741
Bemis Co., Inc.	18,226	492,102
Owens-IIlinois, Inc. (a)	27,885	737,558
Pactiv Corp. (a)	22,427	624,592
Sealed Air Corp.	26,365	519,918
		3,201,911
Pharmaceuticals – 5.7%
Abbott Laboratories	260,567	12,189,324
Allergan, Inc.	52,078	3,034,064
AmerisourceBergen Corp.	48,705	1,546,384
Bristol-Myers Squibb Co.	288,179	7,187,184
Cardinal Health, Inc.	60,163	2,022,078
Cephalon, Inc. (a)	12,793	726,003
DENTSPLY International, Inc.	25,163	752,625
Eli Lilly & Co.	170,941	5,726,524
Express Scripts, Inc. (a)	91,457	4,300,308
Forest Laboratories, Inc. (a)	50,415	1,382,884

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gilead Sciences, Inc. (a)	149,023	$5,108,509
Hospira, Inc. (a)	27,348	1,571,143
King Pharmaceuticals, Inc. (a)	42,583	323,205
Mead Johnson Nutrition Co.	34,071	1,707,639
Medco Health Solutions, Inc. (a)	76,802	4,230,254
Merck & Co., Inc.	526,455	18,410,131
Mylan, Inc. (a)	52,027	886,540
Patterson Cos., Inc.	15,761	449,661
Pfizer, Inc.	1,356,367	19,341,793
Watson Pharmaceuticals, Inc. (a)	17,651	716,101
		91,612,354
Pipelines – 0.4%
El Paso Corp.	116,728	1,296,848
ONEOK, Inc.	17,390	752,117
Spectra Energy Corp.	110,508	2,217,896
The Williams Cos., Inc.	97,360	1,779,741
		6,046,602
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	44,499	605,631
Real Estate Investment Trusts (REITS) – 1.3%
Apartment Investment & Management Co. Class A	19,713	381,841
AvalonBay Communities, Inc.	14,139	1,320,158
Boston Properties, Inc.	23,364	1,666,788
Equity Residential	46,903	1,953,041
HCP, Inc.	50,848	1,639,848
Health Care REIT, Inc.	20,246	852,761
Host Hotels & Resorts, Inc.	110,527	1,489,904
Kimco Realty Corp.	68,239	917,132
ProLogis	78,372	793,908
Public Storage	23,726	2,085,753
Simon Property Group, Inc.	49,981	4,035,966
Ventas, Inc.	25,920	1,216,944
Vornado Realty Trust	26,120	1,905,454
		20,259,498
Retail – 6.1%
Abercrombie & Fitch Co. Class A	14,650	449,609
AutoNation, Inc. (a)	15,574	303,693
AutoZone, Inc. (a)	4,905	947,744
Bed Bath & Beyond, Inc. (a)	43,440	1,610,755
Best Buy Co., Inc.	58,342	1,975,460
Big Lots, Inc. (a)	13,736	440,788
CarMax, Inc. (a)	37,582	747,882
Coach, Inc.	52,185	1,907,362
Costco Wholesale Corp.	74,515	4,085,657
CVS Caremark Corp.	229,190	6,719,851
Darden Restaurants, Inc.	22,861	888,150
Family Dollar Stores, Inc.	23,493	885,451
GameStop Corp. Class A (a)	27,582	518,266
The Gap, Inc.	76,332	1,485,421
The Home Depot, Inc.	282,951	7,942,435
J.C. Penney Co., Inc.	39,161	841,178
Kohl's Corp. (a)	51,202	2,432,095
Limited Brands, Inc.	45,168	996,858
Lowe's Cos., Inc.	241,839	4,938,352
Macy's, Inc.	72,437	1,296,622
McDonald's Corp.	180,853	11,912,787
Nordstrom, Inc.	28,697	923,756
O'Reilly Automotive, Inc. (a)	22,530	1,071,527
Office Depot, Inc. (a)	47,726	192,813
Polo Ralph Lauren Corp.	9,396	685,532
RadioShack Corp.	20,944	408,617
Ross Stores, Inc.	20,668	1,101,398
Sears Holdings Corp. (a)	7,970	515,261
Staples, Inc.	123,570	2,354,009
Starbucks Corp.	125,968	3,061,022
Target Corp.	124,062	6,100,129
Tiffany & Co.	20,566	779,657
The TJX Cos., Inc.	68,725	2,883,014
Urban Outfitters, Inc. (a)	21,610	743,168
Wal-Mart Stores, Inc.	349,023	16,777,536
Walgreen Co.	166,399	4,442,853
Yum! Brands, Inc.	79,737	3,112,932
		98,479,640
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	79,448	972,444
People's United Financial, Inc.	61,903	835,690
		1,808,134
Semiconductors – 2.5%
Advanced Micro Devices, Inc. (a)	93,498	684,405
Altera Corp.	52,842	1,311,010
Analog Devices, Inc.	49,819	1,387,957
Applied Materials, Inc.	224,821	2,702,348
Broadcom Corp. Class A	73,373	2,419,108
Intel Corp.	938,115	18,246,337
KLA-Tencor Corp.	30,240	843,091
Linear Technology Corp.	37,028	1,029,749
LSI Corp. (a)	110,067	506,308
MEMC Electronic Materials, Inc. (a)	37,281	368,336
Microchip Technology, Inc.	31,017	860,412
Micron Technology, Inc. (a)	142,157	1,206,913
National Semiconductor Corp.	38,467	517,766
Novellus Systems, Inc. (a)	16,197	410,756
NVIDIA Corp. (a)	92,674	946,202
QLogic Corp. (a)	19,931	331,253
Teradyne, Inc. (a)	30,417	296,566
Texas Instruments, Inc.	205,986	4,795,354
Xilinx, Inc.	46,995	1,187,094
		40,050,965
Software – 3.7%
Adobe Systems, Inc. (a)	88,925	2,350,288
Autodesk, Inc. (a)	38,101	928,140
BMC Software, Inc. (a)	30,144	1,043,887
CA, Inc.	65,759	1,209,966
Cerner Corp. (a)	11,433	867,650
Citrix Systems, Inc. (a)	31,059	1,311,622
Compuware Corp. (a)	40,285	321,474
Dun & Bradstreet Corp.	9,266	621,934
Electronic Arts, Inc. (a)	53,851	775,454
Fidelity National Information Services, Inc.	57,254	1,535,552
Fiserv, Inc. (a)	25,318	1,156,020
Intuit, Inc. (a)	54,110	1,881,405
Microsoft Corp.	1,283,426	29,531,632
Novell, Inc. (a)	58,378	331,587
Oracle Corp.	657,637	14,112,890
Red Hat, Inc. (a)	31,499	911,581
Salesforce.com, Inc. (a)	19,563	1,678,897
		60,569,979
Telecommunications – 5.4%
American Tower Corp. Class A (a)	67,616	3,008,912

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AT&T, Inc.	996,275	$24,099,892
CenturyTel, Inc.	49,749	1,657,139
Cisco Systems, Inc. (a)	963,713	20,536,724
Corning, Inc.	264,190	4,266,668
Frontier Communications Corp.	54,053	384,317
Harris Corp.	21,747	905,763
JDS Uniphase Corp. (a)	37,430	368,311
Juniper Networks, Inc. (a)	89,241	2,036,480
MetroPCS Communications, Inc. (a)	42,232	345,880
Motorola, Inc. (a)	388,148	2,530,725
Qualcomm, Inc.	276,783	9,089,554
Qwest Communications International, Inc.	240,979	1,265,140
Sprint Nextel Corp. (a)	509,810	2,161,594
Tellabs, Inc.	66,098	422,366
Verizon Communications, Inc.	476,685	13,356,714
Windstream Corp.	83,736	884,252
		87,320,431
Textiles – 0.0%
Cintas Corp.	21,924	525,518
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	23,277	956,685
Mattel, Inc.	63,010	1,333,291
		2,289,976
Transportation – 1.8%
C.H. Robinson Worldwide, Inc.	27,649	1,538,943
CSX Corp.	66,117	3,281,387
Expeditors International of Washington, Inc.	35,497	1,225,001
FedEx Corp.	53,071	3,720,808
Norfolk Southern Corp.	62,464	3,313,715
Ryder System, Inc.	8,537	343,444
Union Pacific Corp.	85,148	5,918,637
United Parcel Service, Inc. Class B	166,939	9,497,160
		28,839,095
TOTAL COMMON STOCK (Cost $1,698,791,790)		1,569,018,873
TOTAL EQUITIES (Cost $1,698,791,790)		1,569,018,873
TOTAL LONG-TERM INVESTMENTS (Cost $1,698,791,790)		1,569,018,873
	Principal Amount
SHORT-TERM INVESTMENTS – 3.0%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$43,925,663	43,925,663
Time Deposits – 0.0%
Euro Time Deposit 0.010% 7/01/10	51	51
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill (c) 0.167% 11/18/10	15,000	14,990
U.S. Treasury Bill (c) 0.212% 11/18/10	4,750,000	4,746,093
		4,761,083
TOTAL SHORT-TERM INVESTMENTS (Cost $48,686,797)		48,686,797
TOTAL INVESTMENTS – 100.0% (Cost $1,747,478,587) (d)		1,617,705,670
Other Assets/ (Liabilities) – 0.0%		574,500
NET ASSETS – 100.0%		$1,618,280,170

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $43,925,675. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $44,806,660.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.8%
COMMON STOCK – 97.8%
Aerospace & Defense – 1.6%
Lockheed Martin Corp.	1,522	$113,388
Raytheon Co.	17,500	846,825
		960,213
Agriculture – 0.9%
Philip Morris International, Inc.	11,740	538,162
Airlines – 0.8%
AMR Corp. (a)	19,200	130,176
Southwest Airlines Co.	32,500	361,075
		491,251
Auto Manufacturers – 0.7%
Ford Motor Co. (a)	39,100	394,128
Automotive & Parts – 0.8%
Autoliv, Inc. (a)	8,100	387,585
Johnson Controls, Inc.	2,900	77,923
		465,508
Banks – 4.5%
Bank of America Corp.	116,340	1,671,806
Capital One Financial Corp.	10,940	440,882
Northern Trust Corp.	3,991	186,379
Wells Fargo & Co.	14,310	366,336
		2,665,403
Beverages – 1.8%
Dr. Pepper Snapple Group, Inc.	7,700	287,903
PepsiCo, Inc.	12,880	785,036
		1,072,939
Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc. (a)	5,190	265,676
Amgen, Inc. (a)	9,400	494,440
Human Genome Sciences, Inc. (a)	14,390	326,078
		1,086,194
Chemicals – 1.6%
The Dow Chemical Co.	7,150	169,598
E.I. du Pont de Nemours & Co.	10,710	370,459
Monsanto Co.	8,700	402,114
		942,171
Coal – 0.2%
Alpha Natural Resources, Inc. (a)	4,140	140,222
Commercial Services – 1.9%
MasterCard, Inc. Class A	2,200	438,966
Paychex, Inc.	13,200	342,804
Western Union Co.	22,074	329,123
		1,110,893
Computers – 5.8%
Apple, Inc. (a)	4,180	1,051,395
EMC Corp. (a)	67,440	1,234,152
Hewlett-Packard Co.	4,120	178,314
International Business Machines Corp.	3,560	439,589
Research In Motion Ltd. (a)	4,930	242,852
Teradata Corp. (a)	10,740	327,355
		3,473,657
Diversified Financial – 5.1%
American Express Co.	11,820	469,254
The Charles Schwab Corp.	44,091	625,210
Franklin Resources, Inc.	2,340	201,685
The Goldman Sachs Group, Inc.	1,030	135,208
Invesco Ltd.	18,789	316,219
JP Morgan Chase & Co.	20,300	743,183
Morgan Stanley	22,750	528,027
		3,018,786
Electric – 2.0%
American Electric Power Co., Inc.	6,030	194,769
Entergy Corp.	4,310	308,682
PG&E Corp.	6,230	256,053
Public Service Enterprise Group, Inc.	12,820	401,651
		1,161,155
Electrical Components & Equipment – 0.5%
Energizer Holdings, Inc. (a)	6,070	305,200
Environmental Controls – 0.7%
Waste Management, Inc.	12,600	394,254
Foods – 5.0%
Kellogg Co.	8,000	402,400
Kraft Foods, Inc. Class A	22,370	626,360
The Kroger Co.	19,936	392,540
Nestle SA Sponsored ADR (Switzerland)	18,985	915,836
Unilever PLC Sponsored ADR (United Kingdom)	23,470	627,353
		2,964,489
Hand & Machine Tools – 0.4%
Stanley Black & Decker, Inc.	5,200	262,704
Health Care - Products – 2.3%
Alcon, Inc.	1,222	181,088
Covidien PLC	4,740	190,453
Johnson & Johnson	14,700	868,182
St. Jude Medical, Inc. (a)	4,330	156,270
		1,395,993
Health Care - Services – 1.6%
CIGNA Corp.	6,920	214,935
MEDNAX, Inc. (a)	2,810	156,264
Thermo Fisher Scientific, Inc. (a)	3,360	164,808
Universal Health Services, Inc. Class B	5,300	202,195
WellPoint, Inc. (a)	3,880	189,849
		928,051
Home Builders – 0.4%
Toll Brothers, Inc. (a)	13,998	229,007
Household Products – 0.6%
The Clorox Co.	5,560	345,610
Housewares – 0.5%
Newell Rubbermaid, Inc.	19,800	289,872
Insurance – 2.6%
The Chubb Corp.	6,800	340,068
Genworth Financial, Inc. Class A (a)	20,050	262,053
Lincoln National Corp.	10,350	251,402
MetLife, Inc.	8,450	319,072
The Travelers Cos., Inc.	5,452	268,511
XL Group PLC	6,230	99,742
		1,540,848

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet – 3.9%
eBay, Inc. (a)	22,218	$435,695
Google, Inc. Class A (a)	3,120	1,388,244
McAfee, Inc. (a)	10,818	332,329
Yahoo!, Inc. (a)	12,124	167,675
		2,323,943
Iron & Steel – 0.9%
Nucor Corp.	14,437	552,648
Leisure Time – 0.2%
Carnival Corp.	4,480	135,475
Machinery - Construction & Mining – 0.7%
Caterpillar, Inc.	7,250	435,508
Machinery - Diversified – 0.4%
Cummins, Inc.	3,510	228,606
Manufacturing – 2.6%
Dover Corp.	8,890	371,513
General Electric Co.	38,081	549,128
Textron, Inc.	13,500	229,095
Tyco International Ltd.	10,480	369,211
		1,518,947
Media – 1.8%
News Corp. Class A	47,760	571,209
Time Warner Cable, Inc.	3,709	193,165
Time Warner, Inc.	11,560	334,200
		1,098,574
Mining – 0.6%
Barrick Gold Corp.	3,729	169,334
Newmont Mining Corp.	3,500	216,090
		385,424
Oil & Gas – 8.4%
Anadarko Petroleum Corp.	13,678	493,639
Chevron Corp.	7,300	495,378
ConocoPhillips	8,640	424,138
Ensco PLC Sponsored ADR (United Kingdom)	15,100	593,128
EOG Resources, Inc.	2,650	260,680
Exxon Mobil Corp.	19,200	1,095,744
Hess Corp.	8,720	438,965
Newfield Exploration Co. (a)	8,260	403,584
Occidental Petroleum Corp.	7,390	570,138
Valero Energy Corp.	11,070	199,039
		4,974,433
Oil & Gas Services – 3.2%
Halliburton Co.	32,777	804,675
Schlumberger Ltd.	16,912	935,910
Weatherford International Ltd. (a)	13,800	181,332
		1,921,917
Pharmaceuticals – 8.8%
AmerisourceBergen Corp.	15,240	483,870
Amylin Pharmaceuticals, Inc. (a)	18,900	355,320
Hospira, Inc. (a)	4,490	257,951
King Pharmaceuticals, Inc. (a)	17,730	134,571
Mead Johnson Nutrition Co.	1,969	98,686
Merck & Co., Inc.	40,560	1,418,383
Pfizer, Inc.	115,140	1,641,896
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	15,900	826,641
		5,217,318
Retail – 6.6%
CVS Caremark Corp.	7,390	216,675
The Home Depot, Inc.	9,070	254,595
Lowe's Cos., Inc.	50,100	1,023,042
Macy's, Inc.	22,600	404,540
Staples, Inc.	26,800	510,540
Target Corp.	26,061	1,281,419
Wal-Mart Stores, Inc.	4,770	229,294
		3,920,105
Semiconductors – 1.4%
Applied Materials, Inc.	22,879	275,005
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	54,334	530,300
		805,305
Software – 5.2%
BMC Software, Inc. (a)	6,540	226,480
Informatica Corp. (a)	14,690	350,797
Microsoft Corp.	55,887	1,285,960
Oracle Corp.	58,369	1,252,599
		3,115,836
Telecommunications – 6.4%
AT&T, Inc.	25,370	613,700
Cisco Systems, Inc. (a)	25,100	534,881
Motorola, Inc. (a)	42,080	274,362
Qualcomm, Inc.	32,700	1,073,868
Qwest Communications International, Inc.	58,585	307,571
Verizon Communications, Inc.	36,300	1,017,126
		3,821,508
Toys, Games & Hobbies – 0.3%
Mattel, Inc.	9,100	192,556
Transportation – 2.3%
Norfolk Southern Corp.	12,000	636,600
United Parcel Service, Inc. Class B	13,200	750,948
		1,387,548
TOTAL COMMON STOCK (Cost $64,467,257)		58,212,361
TOTAL EQUITIES (Cost $64,467,257)		58,212,361
MUTUAL FUNDS – 0.3%
Diversified Financial – 0.3%
S&P 500 SPDR ETF Trust	1,930	199,215
TOTAL MUTUAL FUNDS (Cost $212,311)		199,215
TOTAL LONG-TERM INVESTMENTS (Cost $64,679,568)		58,411,576
	Principal Amount
SHORT-TERM INVESTMENTS – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$1,054,282	1,054,282
TOTAL SHORT-TERM INVESTMENTS (Cost $1,054,282)		1,054,282

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 99.9% (Cost $65,733,850) (c)	$59,465,858
Other Assets/ (Liabilities) – 0.1%	81,007
NET ASSETS – 100.0%	$59,546,865

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,054,282. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 11/25/39, and an aggregate market value, including accrued interest, of $1,077,294.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.7%
COMMON STOCK – 99.7%
Advertising – 0.2%
Omnicom Group, Inc.	30,200	$1,035,860
Aerospace & Defense – 0.8%
United Technologies Corp.	53,000	3,440,230
Apparel – 0.8%
Nike, Inc. Class B	51,400	3,472,070
Automotive & Parts – 0.3%
Johnson Controls, Inc.	46,500	1,249,455
Banks – 3.5%
Bank of America Corp.	4,600	66,102
Bank of New York Mellon Corp.	500	12,345
Northern Trust Corp.	62,300	2,909,410
PNC Financial Services Group, Inc.	24,700	1,395,550
State Street Corp.	2,300	77,786
U.S. Bancorp	156,100	3,488,835
Wells Fargo & Co.	290,800	7,444,480
		15,394,508
Beverages – 0.8%
The Coca-Cola Co.	500	25,060
PepsiCo, Inc.	60,300	3,675,285
		3,700,345
Biotechnology – 1.6%
Amgen, Inc. (a)	2,200	115,720
Celgene Corp. (a)	115,900	5,890,038
Life Technologies Corp. (a)	9,500	448,875
Vertex Pharmaceuticals, Inc. (a)	16,900	556,010
		7,010,643
Chemicals – 2.6%
Ecolab, Inc.	4,800	215,568
Monsanto Co.	4,800	221,856
Praxair, Inc.	103,300	7,849,767
The Sherwin-Williams Co.	41,800	2,892,142
		11,179,333
Coal – 0.2%
Peabody Energy Corp.	18,500	723,905
Commercial Services – 4.9%
Automatic Data Processing, Inc.	29,200	1,175,592
MasterCard, Inc. Class A	31,500	6,285,195
McKesson Corp.	80,500	5,406,380
Visa, Inc. Class A	104,600	7,400,450
Western Union Co.	81,000	1,207,710
		21,475,327
Computers – 10.4%
Accenture PLC Class A	68,800	2,659,120
Apple, Inc. (a)	132,300	33,277,419
EMC Corp. (a)	116,200	2,126,460
Hewlett-Packard Co.	58,800	2,544,864
International Business Machines Corp.	38,800	4,791,024
		45,398,887
Cosmetics & Personal Care – 0.8%
The Procter & Gamble Co.	56,800	3,406,864
Distribution & Wholesale – 1.0%
Fastenal Co.	85,800	4,306,302
Diversified Financial – 10.1%
American Express Co.	215,800	8,567,260
Ameriprise Financial, Inc.	62,800	2,268,964
The Charles Schwab Corp.	128,200	1,817,876
CME Group, Inc.	1,300	366,015
Credit Suisse Group	24,100	906,021
Franklin Resources, Inc.	92,300	7,955,337
The Goldman Sachs Group, Inc.	25,600	3,360,512
IntercontinentalExchange, Inc. (a)	40,300	4,555,109
Invesco Ltd.	128,000	2,154,240
JP Morgan Chase & Co.	216,900	7,940,709
Morgan Stanley	64,100	1,487,761
NYSE Euronext	80,800	2,232,504
TD Ameritrade Holding Corp. (a)	12,000	183,600
		43,795,908
Electrical Components & Equipment – 1.0%
Emerson Electric Co.	95,400	4,168,026
Energy - Alternate Sources – 0.0%
First Solar, Inc. (a)	1,400	159,362
Engineering & Construction – 0.3%
McDermott International, Inc. (a)	66,400	1,438,224
Health Care - Products – 1.6%
Becton, Dickinson & Co.	500	33,810
Intuitive Surgical, Inc. (a)	4,700	1,483,414
Medtronic, Inc.	4,600	166,842
St. Jude Medical, Inc. (a)	52,700	1,901,943
Stryker Corp.	66,400	3,323,984
		6,909,993
Health Care - Services – 0.1%
Thermo Fisher Scientific, Inc. (a)	4,800	235,440
WellPoint, Inc. (a)	100	4,893
		240,333
Insurance – 0.4%
Prudential Financial, Inc.	29,000	1,556,140
Internet – 13.1%
Akamai Technologies, Inc. (a)	64,700	2,624,879
Amazon.com, Inc. (a)	145,800	15,930,108
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	68,700	4,677,096
eBay, Inc. (a)	82,700	1,621,747
Expedia, Inc.	41,700	783,126
Google, Inc. Class A (a)	49,300	21,936,035
Liberty Media Corp. - Interactive Class A (a)	232,600	2,442,300
McAfee, Inc. (a)	38,200	1,173,504
Priceline.com, Inc. (a)	4,100	723,814
Tencent Holdings Ltd.	308,800	5,092,269
		57,004,878
Leisure Time – 0.8%
Carnival Corp.	113,700	3,438,288
Lodging – 2.3%
Marriott International, Inc. Class A	197,790	5,921,833
Starwood Hotels & Resorts Worldwide, Inc.	60,500	2,506,515
Wynn Macau Ltd. (a)	422,400	691,042
Wynn Resorts Ltd.	11,600	884,732
		10,004,122

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery - Diversified – 0.7%
Deere & Co.	12,500	$696,000
Rockwell Automation, Inc.	50,300	2,469,227
		3,165,227
Manufacturing – 5.0%
3M Co.	83,000	6,556,170
Danaher Corp.	385,500	14,309,760
Honeywell International, Inc.	7,500	292,725
Illinois Tool Works, Inc.	9,300	383,904
		21,542,559
Media – 3.2%
Discovery Communications, Inc., Series C (a)	119,900	3,708,507
The McGraw-Hill Cos., Inc.	34,300	965,202
Time Warner, Inc.	130,933	3,785,273
The Walt Disney Co.	177,600	5,594,400
		14,053,382
Metal Fabricate & Hardware – 1.2%
Precision Castparts Corp.	51,600	5,310,672
Oil & Gas – 2.4%
EOG Resources, Inc.	79,600	7,830,252
Exxon Mobil Corp.	500	28,535
Range Resources Corp.	26,200	1,051,930
Southwestern Energy Co. (a)	30,400	1,174,656
Suncor Energy, Inc.	500	14,720
Ultra Petroleum Corp. (a)	4,700	207,975
		10,308,068
Oil & Gas Services – 2.9%
Cameron International Corp. (a)	40,300	1,310,556
FMC Technologies, Inc. (a)	43,500	2,290,710
Schlumberger Ltd.	159,800	8,843,332
		12,444,598
Pharmaceuticals – 5.8%
Allergan, Inc.	89,500	5,214,270
Cardinal Health, Inc.	2,400	80,664
Express Scripts, Inc. (a)	219,000	10,297,380
Gilead Sciences, Inc. (a)	32,600	1,117,528
Medco Health Solutions, Inc. (a)	131,000	7,215,480
Shire PLC Sponsored ADR (United Kingdom)	21,400	1,313,532
		25,238,854
Retail – 7.2%
Bed Bath & Beyond, Inc. (a)	106,200	3,937,896
CarMax, Inc. (a)	13,600	270,640
Coach, Inc.	59,100	2,160,105
Dollar Tree, Inc. (a)	11,400	474,582
The Gap, Inc.	29,300	570,178
The Home Depot, Inc.	2,400	67,368
Kohl's Corp. (a)	124,300	5,904,250
Lowe's Cos., Inc.	218,900	4,469,938
McDonald's Corp.	67,700	4,459,399
O'Reilly Automotive, Inc. (a)	58,800	2,796,528
Starbucks Corp.	262,000	6,366,600
		31,477,484
Semiconductors – 4.4%
Altera Corp.	108,500	2,691,885
Broadcom Corp. Class A	125,800	4,147,626
Intel Corp.	77,800	1,513,210
Marvell Technology Group Ltd. (a)	343,400	5,411,984
NVIDIA Corp. (a)	48,600	496,206
Xilinx, Inc.	189,300	4,781,718
		19,042,629
Software – 1.6%
Adobe Systems, Inc. (a)	500	13,215
Autodesk, Inc. (a)	32,000	779,520
Cerner Corp. (a)	10,500	796,845
Fiserv, Inc. (a)	43,500	1,986,210
Intuit, Inc. (a)	31,400	1,091,778
Microsoft Corp.	87,100	2,004,171
Salesforce.com, Inc. (a)	3,500	300,370
		6,972,109
Telecommunications – 5.6%
American Tower Corp. Class A (a)	183,100	8,147,950
Cisco Systems, Inc. (a)	190,000	4,048,900
Corning, Inc.	51,900	838,185
Juniper Networks, Inc. (a)	235,300	5,369,546
Qualcomm, Inc.	175,500	5,763,420
		24,168,001
Toys, Games & Hobbies – 0.4%
Mattel, Inc.	74,100	1,567,956
Transportation – 1.7%
Expeditors International of Washington, Inc.	85,700	2,957,507
FedEx Corp.	19,000	1,332,090
Union Pacific Corp.	42,900	2,981,979
		7,271,576
TOTAL COMMON STOCK (Cost $402,147,685)		433,072,118
TOTAL EQUITIES (Cost $402,147,685)		433,072,118
MUTUAL FUNDS – 0.0%
Diversified Financial – 0.0%
T. Rowe Price Reserve Investment Fund	1,597	1,597
TOTAL MUTUAL FUNDS (Cost $1,597)		1,597
TOTAL LONG-TERM INVESTMENTS (Cost $402,149,282)		433,073,715
	Principal Amount
SHORT-TERM INVESTMENTS – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$2,327,012	2,327,012
TOTAL SHORT-TERM INVESTMENTS (Cost $2,327,012)		2,327,012
TOTAL INVESTMENTS – 100.2% (Cost $404,476,294) (c)		435,400,727
Other Assets/ (Liabilities) – (0.2)%		(1,055,819)
NET ASSETS – 100.0%		$434,344,908

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,768,216. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $2,826,452.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.6%
COMMON STOCK – 96.6%
Aerospace & Defense – 0.4%
Rockwell Collins, Inc.	4,930	$261,931
Agriculture – 1.2%
Philip Morris International, Inc.	16,220	743,525
Apparel – 0.8%
Nike, Inc. Class B	7,720	521,486
Banks – 2.8%
Bank of America Corp.	42,610	612,306
Comerica, Inc.	9,510	350,253
PNC Financial Services Group, Inc.	6,870	388,155
State Street Corp.	5,930	200,553
U.S. Bancorp	10,700	239,145
		1,790,412
Beverages – 1.6%
PepsiCo, Inc.	16,880	1,028,836
Biotechnology – 2.6%
Alexion Pharmaceuticals, Inc. (a)	2,440	124,904
Amgen, Inc. (a)	9,760	513,376
Celgene Corp. (a)	16,370	831,923
Vertex Pharmaceuticals, Inc. (a)	4,270	140,483
		1,610,686
Chemicals – 1.9%
Albemarle Corp.	11,320	449,517
FMC Corp.	3,380	194,114
Praxair, Inc.	7,680	583,603
		1,227,234
Coal – 0.9%
Walter Energy, Inc.	9,000	547,650
Commercial Services – 2.5%
DeVry, Inc.	6,560	344,334
Manpower, Inc.	4,880	210,718
McKesson Corp.	4,830	324,383
Visa, Inc. Class A	10,010	708,208
		1,587,643
Computers – 8.0%
Apple, Inc. (a)	11,350	2,854,865
Cognizant Technology Solutions Corp. Class A (a)	3,560	178,214
EMC Corp. (a)	69,280	1,267,824
NetApp, Inc. (a)	7,670	286,168
Research In Motion Ltd. (a)	3,070	151,228
Teradata Corp. (a)	9,400	286,512
		5,024,811
Cosmetics & Personal Care – 1.8%
Avon Products, Inc.	8,010	212,265
Colgate-Palmolive Co.	9,040	711,990
The Estee Lauder Cos., Inc. Class A	3,960	220,691
		1,144,946
Diversified Financial – 6.4%
American Express Co.	12,850	510,145
Ameriprise Financial, Inc.	12,560	453,793
BlackRock, Inc.	2,420	347,028
Franklin Resources, Inc.	7,960	686,072
IntercontinentalExchange, Inc. (a)	5,350	604,711
JP Morgan Chase & Co.	40,140	1,469,525
		4,071,274
Electric – 1.8%
The AES Corp. (a)	76,340	705,382
Wisconsin Energy Corp.	6,550	332,347
Xcel Energy, Inc.	4,930	101,607
		1,139,336
Electrical Components & Equipment – 1.2%
AMETEK, Inc.	6,690	268,603
Emerson Electric Co.	11,820	516,416
		785,019
Electronics – 0.7%
Amphenol Corp. Class A	6,980	274,174
Trimble Navigation Ltd. (a)	6,090	170,520
		444,694
Entertainment – 0.1%
DreamWorks Animation SKG, Inc. Class A (a)	2,720	77,656
Foods – 1.6%
General Mills, Inc.	15,380	546,297
The J.M. Smucker Co.	7,780	468,512
		1,014,809
Health Care - Products – 0.4%
QIAGEN NV (a)	5,100	98,022
ResMed, Inc. (a)	2,580	156,890
		254,912
Health Care - Services – 0.3%
Covance, Inc. (a)	4,050	207,846
Household Products – 0.4%
Church & Dwight Co., Inc.	3,590	225,129
Insurance – 0.6%
Lincoln National Corp.	14,300	347,347
Internet – 4.9%
Amazon.com, Inc. (a)	7,620	832,561
Check Point Software Technologies Ltd. (a)	22,140	652,687
F5 Networks, Inc. (a)	2,870	196,796
Google, Inc. Class A (a)	2,830	1,259,209
Priceline.com, Inc. (a)	770	135,936
		3,077,189
Iron & Steel – 0.3%
Cliffs Natural Resources, Inc.	3,550	167,418
Lodging – 1.7%
Marriott International, Inc. Class A	35,680	1,068,259
Machinery - Construction & Mining – 0.8%
Bucyrus International, Inc.	10,230	485,414
Machinery - Diversified – 3.6%
Cummins, Inc.	19,070	1,242,029
Deere & Co.	18,910	1,052,909
		2,294,938
Manufacturing – 3.1%
3M Co.	13,980	1,104,280
Danaher Corp.	11,400	423,168
General Electric Co.	30,650	441,973
		1,969,421
Media – 1.9%
DIRECTV Class A (a)	9,410	319,187
The Walt Disney Co.	28,840	908,460
		1,227,647

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware – 1.6%
Precision Castparts Corp.	9,890	$1,017,879
Mining – 1.1%
Freeport-McMoRan Copper & Gold, Inc.	7,040	416,275
Yamana Gold, Inc.	29,900	307,970
		724,245
Oil & Gas – 6.4%
Chevron Corp.	18,680	1,267,625
Concho Resources, Inc. (a)	5,330	294,909
Devon Energy Corp.	9,770	595,188
Occidental Petroleum Corp.	9,580	739,097
Petrohawk Energy Corp. (a)	12,300	208,731
Total SA Sponsored ADR (France)	12,350	551,304
Whiting Petroleum Corp. (a)	5,120	401,510
		4,058,364
Oil & Gas Services – 3.1%
Halliburton Co.	40,920	1,004,586
Schlumberger Ltd.	17,010	941,333
		1,945,919
Packaging & Containers – 0.6%
Packaging Corp. of America	15,960	351,439
Pharmaceuticals – 7.0%
Abbott Laboratories	8,280	387,338
Allergan, Inc.	12,170	709,024
AmerisourceBergen Corp.	5,960	189,230
Express Scripts, Inc. (a)	15,940	749,499
Gilead Sciences, Inc. (a)	10,810	370,567
Merck & Co., Inc.	17,800	622,466
Shire PLC Sponsored ADR (United Kingdom)	11,140	683,773
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	14,020	728,900
		4,440,797
Real Estate Investment Trusts (REITS) – 0.4%
Annaly Capital Management, Inc.	14,290	245,074
Retail – 7.3%
Coach, Inc.	3,050	111,478
Costco Wholesale Corp.	5,050	276,892
Darden Restaurants, Inc.	8,160	317,016
Kohl's Corp. (a)	12,980	616,550
Limited Brands, Inc.	17,750	391,742
Lowe's Cos., Inc.	15,000	306,300
McDonald's Corp.	13,090	862,238
Target Corp.	15,340	754,268
Tiffany & Co.	14,730	558,414
Wal-Mart Stores, Inc.	8,520	409,556
		4,604,454
Semiconductors – 2.1%
Broadcom Corp. Class A	20,770	684,787
Marvell Technology Group Ltd. (a)	41,950	661,132
		1,345,919
Software – 4.3%
Adobe Systems, Inc. (a)	11,540	305,002
Citrix Systems, Inc. (a)	5,740	242,400
Microsoft Corp.	54,990	1,265,320
Oracle Corp.	43,420	931,794
		2,744,516
Telecommunications – 5.3%
American Tower Corp. Class A (a)	24,440	1,087,580
Cisco Systems, Inc. (a)	68,030	1,449,720
Juniper Networks, Inc. (a)	23,560	537,639
Tellabs, Inc.	39,270	250,935
		3,325,874
Transportation – 3.1%
CSX Corp.	14,390	714,176
Expeditors International of Washington, Inc.	14,510	500,740
FedEx Corp.	10,290	721,432
		1,936,348
TOTAL COMMON STOCK (Cost $61,482,800)		61,088,296
TOTAL EQUITIES (Cost $61,482,800)		61,088,296
TOTAL LONG-TERM INVESTMENTS (Cost $61,482,800)		61,088,296
	Principal Amount
SHORT-TERM INVESTMENTS – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$2,866,484	2,866,484
TOTAL SHORT-TERM INVESTMENTS (Cost $2,866,484)		2,866,484
TOTAL INVESTMENTS – 101.2% (Cost $64,349,284) (c)		63,954,780
Other Assets/ (Liabilities) – (1.2)%		(733,188)
NET ASSETS – 100.0%		$63,221,592

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,866,485. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,926,253.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.6%
Apparel – 3.5%
Nike, Inc. Class B	125,800	$8,497,790
Banks – 1.3%
Bank of New York Mellon Corp.	129,400	3,194,886
Biotechnology – 4.4%
Genzyme Corp. (a)	113,550	5,764,933
Illumina, Inc. (a)	109,700	4,775,241
		10,540,174
Chemicals – 1.2%
Syngenta AG Sponsored ADR (Switzerland)	65,000	2,980,250
Commercial Services – 8.1%
Iron Mountain, Inc.	84,300	1,893,378
MasterCard, Inc. Class A	21,600	4,309,848
Visa, Inc. Class A	188,860	13,361,845
		19,565,071
Computers – 9.1%
Apple, Inc. (a)	74,200	18,663,526
Teradata Corp. (a)	112,500	3,429,000
		22,092,526
Cosmetics & Personal Care – 1.3%
The Procter & Gamble Co.	52,100	3,124,958
Distribution & Wholesale – 1.3%
W.W. Grainger, Inc.	31,200	3,102,840
Diversified Financial – 8.1%
The Charles Schwab Corp.	217,300	3,081,314
CME Group, Inc.	23,900	6,729,045
IntercontinentalExchange, Inc. (a)	86,560	9,783,877
		19,594,236
Electronics – 0.9%
FLIR Systems, Inc. (a)	74,200	2,158,478
Health Care - Products – 4.3%
Intuitive Surgical, Inc. (a)	21,200	6,691,144
Varian Medical Systems, Inc. (a)	72,300	3,779,844
		10,470,988
Health Care - Services – 1.1%
UnitedHealth Group, Inc.	95,300	2,706,520
Internet – 12.5%
Amazon.com, Inc. (a)	74,800	8,172,648
Google, Inc. Class A (a)	25,000	11,123,750
Priceline.com, Inc. (a)	21,400	3,777,956
Symantec Corp. (a)	188,400	2,614,992
VeriSign, Inc. (a)	170,600	4,529,430
		30,218,776
Lodging – 1.2%
Las Vegas Sands Corp. (a)	129,300	2,862,702
Oil & Gas – 2.0%
EOG Resources, Inc.	50,000	4,918,500
Oil & Gas Services – 6.4%
FMC Technologies, Inc. (a)	96,950	5,105,387
National Oilwell Varco, Inc.	162,400	5,370,568
Schlumberger Ltd.	89,600	4,958,464
		15,434,419
Pharmaceuticals – 9.4%
Allergan, Inc.	172,700	10,061,502
Gilead Sciences, Inc. (a)	97,700	3,349,156
Medco Health Solutions, Inc. (a)	88,200	4,858,056
Novo Nordisk A/S Sponsored ADR (Denmark)	55,800	4,520,916
		22,789,630
Retail – 6.2%
Lowe's Cos., Inc.	136,800	2,793,456
Staples, Inc.	323,500	6,162,675
Starbucks Corp.	146,550	3,561,165
Walgreen Co.	95,500	2,549,850
		15,067,146
Semiconductors – 1.1%
Broadcom Corp. Class A	81,200	2,677,164
Software – 7.7%
Adobe Systems, Inc. (a)	100,800	2,664,144
Intuit, Inc. (a)	142,600	4,958,202
Salesforce.com, Inc. (a)	95,850	8,225,847
VMware, Inc. Class A (a)	44,500	2,785,255
		18,633,448
Telecommunications – 7.2%
Crown Castle International Corp. (a)	140,300	5,227,578
Qualcomm, Inc.	366,500	12,035,860
		17,263,438
Transportation – 1.3%
Expeditors International of Washington, Inc.	88,900	3,067,939
TOTAL COMMON STOCK (Cost $220,685,531)		240,961,879
TOTAL EQUITIES (Cost $220,685,531)		240,961,879
TOTAL LONG-TERM INVESTMENTS (Cost $220,685,531)		240,961,879
	Principal Amount
SHORT-TERM INVESTMENTS – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$1,651,542	1,651,542
TOTAL SHORT-TERM INVESTMENTS (Cost $1,651,542)		1,651,542
TOTAL INVESTMENTS – 100.3% (Cost $222,337,073) (c)		242,613,421
Other Assets/ (Liabilities) – (0.3)%		(651,967)
NET ASSETS – 100.0%		$241,961,454

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	Maturity value of $1,651,542. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $1,690,460.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.5%
COMMON STOCK – 99.5%
Auto Manufacturers – 1.0%
Paccar, Inc.	10,333	$411,977
Biotechnology – 6.1%
Amgen, Inc. (a)	11,294	594,064
Biogen Idec, Inc. (a)	7,345	348,520
Celgene Corp. (a)	11,563	587,632
Genzyme Corp. (a)	8,465	429,768
Illumina, Inc. (a)	3,026	131,722
Life Technologies Corp. (a)	4,678	221,036
Vertex Pharmaceuticals, Inc. (a)	5,352	176,081
		2,488,823
Chemicals – 0.4%
Sigma-Aldrich Corp.	2,953	147,148
Commercial Services – 1.9%
Apollo Group, Inc. Class A (a)	3,877	164,656
Automatic Data Processing, Inc.	8,989	361,897
Paychex, Inc.	8,674	225,264
		751,817
Computers – 25.0%
Apple, Inc. (a)	32,111	8,076,880
Cognizant Technology Solutions Corp. Class A (a)	7,385	369,693
Dell, Inc. (a)	18,231	219,866
Logitech International SA (a)	4,369	58,588
NetApp, Inc. (a)	9,118	340,193
Research In Motion Ltd. (a)	14,101	694,615
SanDisk Corp. (a)	5,915	248,844
Seagate Technology (a)	12,303	160,431
		10,169,110
Distribution & Wholesale – 0.4%
Fastenal Co.	3,567	179,028
Electronics – 0.9%
Flextronics International Ltd. (a)	22,336	125,082
FLIR Systems, Inc. (a)	4,082	118,745
Garmin Ltd.	4,678	136,504
		380,331
Energy - Alternate Sources – 0.5%
First Solar, Inc. (a)	1,892	215,366
Engineering & Construction – 0.2%
Foster Wheeler AG (a)	3,347	70,488
Environmental Controls – 0.4%
Stericycle, Inc. (a)	2,250	147,555
Health Care - Products – 1.6%
Henry Schein, Inc. (a)	2,295	125,996
Hologic, Inc. (a)	6,879	95,824
Intuitive Surgical, Inc. (a)	990	312,464
QIAGEN NV (a)	5,950	114,359
		648,643
Internet – 11.7%
Amazon.com, Inc. (a)	7,487	818,029
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	6,876	468,118
Check Point Software Technologies Ltd. (a)	5,186	152,883
eBay, Inc. (a)	24,665	483,681
Expedia, Inc.	7,063	132,643
Google, Inc. Class A (a)	3,780	1,681,911
Liberty Media Corp. - Interactive Class A (a)	13,866	145,593
Priceline.com, Inc. (a)	1,270	224,206
Symantec Corp. (a)	21,136	293,368
VeriSign, Inc. (a)	4,337	115,147
Yahoo!, Inc. (a)	16,849	233,022
		4,748,601
Lodging – 0.6%
Wynn Resorts Ltd.	3,399	259,242
Machinery - Construction & Mining – 0.3%
Joy Global, Inc.	2,548	127,629
Media – 4.2%
Comcast Corp. Class A	36,633	636,315
DIRECTV Class A (a)	16,335	554,083
DISH Network Corp. Class A	5,499	99,807
News Corp. Class A	36,049	431,146
		1,721,351
Pharmaceuticals – 7.1%
Cephalon, Inc. (a)	1,844	104,647
DENTSPLY International, Inc.	3,571	106,809
Express Scripts, Inc. (a)	12,375	581,873
Gilead Sciences, Inc. (a)	22,176	760,193
Mylan, Inc. (a)	7,934	135,195
Patterson Cos., Inc.	2,991	85,333
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	18,690	971,693
Warner Chilcott PLC Class A (a)	6,334	144,732
		2,890,475
Retail – 5.4%
Bed Bath & Beyond, Inc. (a)	8,956	332,089
Costco Wholesale Corp.	5,875	322,126
O'Reilly Automotive, Inc. (a)	3,489	165,937
Ross Stores, Inc.	3,129	166,744
Sears Holdings Corp. (a)	3,039	196,471
Staples, Inc.	12,402	236,258
Starbucks Corp.	26,213	636,976
Urban Outfitters, Inc. (a)	4,240	145,814
		2,202,415
Semiconductors – 7.7%
Altera Corp.	10,735	266,335
Applied Materials, Inc.	17,621	211,804
Broadcom Corp. Class A	10,174	335,437
Intel Corp.	49,291	958,710
KLA-Tencor Corp.	5,213	145,338
Lam Research Corp. (a)	3,306	125,826
Linear Technology Corp.	7,586	210,967
Marvell Technology Group Ltd. (a)	15,569	245,368
Maxim Integrated Products, Inc.	7,523	125,860
Microchip Technology, Inc.	3,857	106,993
NVIDIA Corp. (a)	14,223	145,217
Xilinx, Inc.	9,262	233,958
		3,111,813
Software – 13.2%
Activision Blizzard, Inc.	28,103	294,800
Adobe Systems, Inc. (a)	13,052	344,964
Autodesk, Inc. (a)	6,071	147,890
BMC Software, Inc. (a)	5,336	184,786
CA, Inc.	12,502	230,037

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp. (a)	2,072	$157,244
Citrix Systems, Inc. (a)	5,582	235,728
Electronic Arts, Inc. (a)	8,427	121,349
Fiserv, Inc. (a)	4,823	220,218
Infosys Technologies Ltd. Sponsored ADR (India)	2,771	166,011
Intuit, Inc. (a)	10,007	347,943
Microsoft Corp.	76,307	1,755,824
Oracle Corp.	53,055	1,138,560
		5,345,354
Telecommunications – 8.8%
Cisco Systems, Inc. (a)	51,620	1,100,022
Millicom International Cellular SA	2,667	216,214
NII Holdings, Inc. (a)	4,107	133,560
Qualcomm, Inc.	50,056	1,643,839
Virgin Media, Inc.	8,540	142,532
Vodafone Group PLC Sponsored ADR (United Kingdom)	16,498	341,014
		3,577,181
Textiles – 0.3%
Cintas Corp.	4,659	111,676
Toys, Games & Hobbies – 0.5%
Mattel, Inc.	10,554	223,323
Transportation – 1.3%
C.H. Robinson Worldwide, Inc.	4,151	231,044
Expeditors International of Washington, Inc.	5,294	182,696
J.B. Hunt Transport Services, Inc.	3,210	104,871
		518,611
TOTAL COMMON STOCK (Cost $37,294,599)		40,447,957
TOTAL EQUITIES (Cost $37,294,599)		40,447,957
TOTAL LONG-TERM INVESTMENTS (Cost $37,294,599)		40,447,957
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$337,523	337,523
U.S. Treasury Bills – 0.4%
U.S. Treasury Bill (c) 0.192% 11/18/10	15,000	14,989
U.S. Treasury Bill (c) 0.193% 11/18/10	45,000	44,966
U.S. Treasury Bill (c) 0.211% 11/18/10	85,000	84,930
		144,885
TOTAL SHORT-TERM INVESTMENTS (Cost $482,408)		482,408
TOTAL INVESTMENTS – 100.7% (Cost $37,777,007) (d)		40,930,365
Other Assets/ (Liabilities) – (0.7)%		(293,888)
NET ASSETS – 100.0%		$40,636,477

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $337,523. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $344,785.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.4%
COMMON STOCK – 96.4%
Aerospace & Defense – 4.7%
The Boeing Co.	400,000	$25,100,000
Banks – 5.1%
Bank of New York Mellon Corp.	1,100,000	27,159,000
Beverages – 0.8%
Dr. Pepper Snapple Group, Inc.	118,430	4,428,098
Commercial Services – 5.2%
Robert Half International, Inc.	1,162,100	27,367,455
Computers – 8.2%
Diebold, Inc.	650,000	17,712,500
Hewlett-Packard Co.	600,000	25,968,000
		43,680,500
Diversified Financial – 9.8%
Discover Financial Services	1,979,500	27,673,410
Franklin Resources, Inc.	280,000	24,133,200
		51,806,610
Electric – 3.4%
Calpine Corp. (a)	1,430,000	18,189,600
Foods – 2.6%
Safeway, Inc.	700,000	13,762,000
Leisure Time – 5.7%
Carnival Corp.	1,000,000	30,240,000
Lodging – 4.0%
Starwood Hotels & Resorts Worldwide, Inc.	517,300	21,431,739
Machinery - Construction & Mining – 4.6%
Caterpillar, Inc.	402,443	24,174,751
Manufacturing – 4.6%
Illinois Tool Works, Inc.	586,500	24,210,720
Media – 4.5%
Discovery Communications, Inc., Series C (a)	770,227	23,823,121
Oil & Gas – 3.2%
Apache Corp.	200,000	16,838,000
Oil & Gas Services – 8.1%
National Oilwell Varco, Inc.	740,000	24,471,800
Transocean Ltd. (a)	400,000	18,532,000
		43,003,800
Retail – 9.1%
Best Buy Co., Inc.	740,000	25,056,400
Tiffany & Co.	609,600	23,109,936
		48,166,336
Semiconductors – 12.8%
Applied Materials, Inc.	2,400,000	28,848,000
Intel Corp.	2,000,000	38,900,000
		67,748,000
TOTAL COMMON STOCK (Cost $480,794,795)		511,129,730
TOTAL EQUITIES (Cost $480,794,795)		511,129,730
TOTAL LONG-TERM INVESTMENTS (Cost $480,794,795)		511,129,730
	Principal Amount
SHORT-TERM INVESTMENTS – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$24,316,202	24,316,202
TOTAL SHORT-TERM INVESTMENTS (Cost $24,316,202)		24,316,202
TOTAL INVESTMENTS – 101.0% (Cost $505,110,997) (c)		535,445,932
Other Assets/ (Liabilities) – (1.0)%		(5,462,359)
NET ASSETS – 100.0%		$529,983,573

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $24,316,209. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $24,806,845.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.3%
COMMON STOCK – 98.3%
Aerospace & Defense – 0.7%
L-3 Communications Holdings, Inc.	11,600	$821,744
Agriculture – 1.8%
Reynolds American, Inc.	40,050	2,087,406
Apparel – 0.8%
VF Corp.	13,400	953,812
Automotive & Parts – 1.1%
Lear Corp. (a)	18,150	1,201,530
Banks – 4.2%
Comerica, Inc.	45,450	1,673,923
Cullen/Frost Bankers, Inc.	17,800	914,920
Fifth Third Bancorp	108,500	1,333,465
KeyCorp	117,950	907,036
		4,829,344
Chemicals – 2.2%
Celanese Corp. Series A	19,300	480,763
CF Industries Holdings, Inc.	9,825	623,396
Eastman Chemical Co.	26,325	1,404,702
		2,508,861
Coal – 1.1%
Alpha Natural Resources, Inc. (a)	36,175	1,225,247
Commercial Services – 1.6%
Donnelley (R.R.) & Sons Co.	52,300	856,151
McKesson Corp.	15,200	1,020,832
		1,876,983
Computers – 0.4%
Lexmark International, Inc. Class A (a)	13,000	429,390
Distribution & Wholesale – 1.0%
United Stationers, Inc. (a)	20,925	1,139,785
Diversified Financial – 4.0%
Ameriprise Financial, Inc.	49,150	1,775,789
Discover Financial Services	134,250	1,876,815
Federated Investors, Inc. Class B	41,200	853,252
		4,505,856
Electric – 6.0%
CMS Energy Corp.	122,100	1,788,765
DTE Energy Co.	47,600	2,171,036
Edison International	31,900	1,011,868
Progress Energy, Inc.	20,625	808,912
SCANA Corp.	29,100	1,040,616
		6,821,197
Electrical Components & Equipment – 0.8%
General Cable Corp. (a)	32,850	875,453
Electronics – 1.5%
Garmin Ltd.	30,300	884,154
Jabil Circuit, Inc.	62,800	835,240
		1,719,394
Engineering & Construction – 0.9%
Fluor Corp.	22,800	969,000
Foods – 3.9%
ConAgra Foods, Inc.	41,600	970,112
Corn Products International, Inc.	30,300	918,090
Del Monte Foods Co.	66,725	960,173
SUPERVALU, Inc.	66,300	718,692
Tyson Foods, Inc. Class A	55,950	917,020
		4,484,087
Forest Products & Paper – 1.2%
International Paper Co.	62,650	1,417,770
Gas – 3.5%
AGL Resources, Inc.	28,600	1,024,452
Atmos Energy Corp.	37,700	1,019,408
NiSource, Inc.	69,400	1,006,300
Southern Union Co.	43,500	950,910
		4,001,070
Hand & Machine Tools – 0.7%
Stanley Black & Decker, Inc.	14,975	756,537
Health Care - Services – 2.0%
Health Management Associates, Inc. Class A (a)	121,700	945,609
Health Net, Inc. (a)	53,475	1,303,186
		2,248,795
Home Furnishing – 0.3%
Whirlpool Corp.	4,375	384,213
Household Products – 0.9%
Avery Dennison Corp.	30,400	976,752
Housewares – 0.2%
Newell Rubbermaid, Inc.	18,775	274,866
Insurance – 6.7%
Genworth Financial, Inc. Class A (a)	65,225	852,491
The Hartford Financial Services Group, Inc.	59,400	1,314,522
Mercury General Corp.	24,400	1,011,136
Reinsurance Group of America, Inc. Class A	21,400	978,194
RenaissanceRe Holdings Ltd.	17,700	995,979
Unum Group	43,700	948,290
XL Group PLC	94,900	1,519,349
		7,619,961
Iron & Steel – 1.9%
Cliffs Natural Resources, Inc.	15,750	742,770
Reliance Steel & Aluminum Co.	40,700	1,471,305
		2,214,075
Lodging – 1.3%
Wyndham Worldwide Corp.	71,300	1,435,982
Machinery - Diversified – 0.8%
Eaton Corp.	14,075	921,068
Manufacturing – 2.8%
Cooper Industries PLC Class A	16,900	743,600
ITT Corp.	8,425	378,451
Parker Hannifin Corp.	14,350	795,851
Pentair, Inc.	37,825	1,217,965
		3,135,867
Media – 1.4%
Viacom, Inc. Class B	49,300	1,546,541
Mining – 0.9%
Yamana Gold, Inc.	98,900	1,018,670
Office Equipment/Supplies – 1.6%
Xerox Corp.	230,875	1,856,235

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 6.0%
Chesapeake Energy Corp.	28,975	$607,026
Cimarex Energy Co.	13,800	987,804
Newfield Exploration Co. (a)	26,735	1,306,272
Nexen, Inc.	44,800	881,216
Questar Corp.	33,025	1,502,308
Valero Energy Corp.	31,000	557,380
Whiting Petroleum Corp. (a)	12,950	1,015,539
		6,857,545
Oil & Gas Services – 2.3%
Complete Production Services, Inc. (a)	56,825	812,598
Oil States International, Inc. (a)	24,975	988,510
Tidewater, Inc.	22,600	875,072
		2,676,180
Packaging & Containers – 0.9%
Sonoco Products Co.	34,400	1,048,512
Pharmaceuticals – 2.4%
AmerisourceBergen Corp.	43,850	1,392,237
Biovail Corp.	69,200	1,331,408
		2,723,645
Pipelines – 0.6%
El Paso Corp.	60,000	666,600
Real Estate – 0.9%
CB Richard Ellis Group, Inc. Class A (a)	75,225	1,023,812
Real Estate Investment Trusts (REITS) – 8.0%
Annaly Capital Management, Inc.	58,200	998,130
BioMed Realty Trust, Inc.	48,475	779,963
Duke Realty Corp.	84,600	960,210
DuPont Fabros Technology, Inc.	44,675	1,097,218
Home Properties, Inc.	31,735	1,430,296
Hospitality Properties Trust	47,100	993,810
Mack-Cali Realty Corp.	39,425	1,172,105
Simon Property Group, Inc.	14,045	1,134,134
Vornado Realty Trust	7,875	574,481
		9,140,347
Retail – 6.7%
Kohl's Corp. (a)	35,150	1,669,625
Limited Brands, Inc.	42,400	935,768
Nu Skin Enterprises, Inc. Class A	48,725	1,214,714
PetSmart, Inc.	40,925	1,234,707
Phillips-Van Heusen Corp.	27,525	1,273,582
RadioShack Corp.	47,800	932,578
Williams-Sonoma, Inc.	14,650	363,613
		7,624,587
Savings & Loans – 1.4%
First Niagara Financial Group, Inc.	128,000	1,603,840
Semiconductors – 2.7%
Micron Technology, Inc. (a)	147,275	1,250,365
Teradyne, Inc. (a)	129,900	1,266,525
Veeco Instruments, Inc. (a)	16,975	581,903
		3,098,793
Software – 0.5%
Informatica Corp. (a)	22,750	543,270
Telecommunications – 5.3%
Amdocs Ltd. (a)	41,450	1,112,932
CenturyTel, Inc.	30,500	1,015,955
JDS Uniphase Corp. (a)	48,275	475,026
NTELOS Holdings Corp.	38,850	668,220
Qwest Communications International, Inc.	341,500	1,792,875
Windstream Corp.	97,900	1,033,824
		6,098,832
Toys, Games & Hobbies – 0.9%
Mattel, Inc.	47,400	1,002,984
Transportation – 1.5%
Atlas Air Worldwide Holdings, Inc. (a)	15,550	738,625
Canadian Pacific Railway Ltd.	18,475	990,630
		1,729,255
TOTAL COMMON STOCK (Cost $118,128,901)		112,095,693
TOTAL EQUITIES (Cost $118,128,901)		112,095,693
TOTAL LONG-TERM INVESTMENTS (Cost $118,128,901)		112,095,693
	Principal Amount
SHORT-TERM INVESTMENTS – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$2,396,153	2,396,153
TOTAL SHORT-TERM INVESTMENTS (Cost $2,396,153)		2,396,153
TOTAL INVESTMENTS – 100.4% (Cost $120,525,054) (c)		114,491,846
Other Assets/ (Liabilities) – (0.4)%		(436,911)
NET ASSETS – 100.0%		$114,054,935

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $2,396,153. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $2,449,590.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.1%
COMMON STOCK – 99.1%
Auto Manufacturers – 1.0%
Oshkosh Corp. (a)	27,000	$841,320
Automotive & Parts – 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	109,800	804,834
Banks – 6.3%
First Midwest Bancorp, Inc.	68,400	831,744
International Bancshares Corp.	39,200	654,248
MB Financial, Inc.	30,700	564,573
Northwest Bancshares, Inc.	47,700	547,119
Synovus Financial Corp.	452,200	1,148,588
United Community Banks, Inc. (a)	70,500	278,475
Webster Financial Corp.	55,000	986,700
Westamerica Bancorp.	7,100	372,892
		5,384,339
Biotechnology – 1.1%
Charles River Laboratories International, Inc. (a)	27,200	930,512
Building Materials – 2.0%
Comfort Systems USA, Inc.	44,300	427,938
Gibraltar Industries, Inc. (a)	40,806	412,141
Simpson Manufacturing Co., Inc.	35,100	861,705
		1,701,784
Chemicals – 1.4%
PolyOne Corp. (a)	146,500	1,233,530
Commercial Services – 7.5%
Aaron's, Inc.	24,950	425,897
Administaff, Inc.	20,500	495,280
Arbitron, Inc.	42,000	1,076,460
Korn/Ferry International (a)	56,200	781,180
Maximus, Inc.	34,600	2,002,302
Valassis Communications, Inc. (a)	50,300	1,595,516
		6,376,635
Computers – 3.9%
Diebold, Inc.	55,600	1,515,100
Electronics for Imaging, Inc. (a)	37,123	361,949
Mentor Graphics Corp. (a)	111,400	985,890
Mercury Computer Systems, Inc. (a)	37,800	443,394
		3,306,333
Distribution & Wholesale – 1.5%
United Stationers, Inc. (a)	23,400	1,274,598
Electric – 1.8%
Unisource Energy Corp.	28,700	866,166
Westar Energy, Inc.	30,300	654,783
		1,520,949
Electrical Components & Equipment – 3.0%
Belden, Inc.	62,600	1,377,200
Littelfuse, Inc. (a)	36,300	1,147,443
		2,524,643
Electronics – 5.7%
Coherent, Inc. (a)	10,600	363,580
Faro Technologies, Inc. (a)	15,600	291,876
Gentex Corp.	68,200	1,226,236
Park Electrochemical Corp.	30,300	739,623
Plexus Corp. (a)	40,200	1,074,948
Vishay Intertechnology, Inc. (a)	147,700	1,143,198
		4,839,461
Engineering & Construction – 1.0%
Insituform Technologies, Inc. Class A (a)	40,900	837,632
Entertainment – 0.3%
Bally Technologies, Inc. (a)	7,300	236,447
Foods – 1.8%
Lance, Inc.	34,500	568,905
Ralcorp Holdings, Inc. (a)	17,300	948,040
		1,516,945
Forest Products & Paper – 0.8%
Deltic Timber Corp.	15,900	664,620
Gas – 2.7%
Atmos Energy Corp.	21,500	581,360
New Jersey Resources Corp.	12,600	443,520
UGI Corp.	31,800	808,992
WGL Holdings, Inc.	14,300	486,629
		2,320,501
Hand & Machine Tools – 1.1%
Regal-Beloit Corp.	17,400	970,572
Health Care - Products – 0.2%
Haemonetics Corp. (a)	4,000	214,080
Health Care - Services – 2.6%
AmSurg Corp. (a)	41,700	743,094
HEALTHSOUTH Corp. (a)	37,800	707,238
ICON PLC Sponsored ADR (Ireland) (a)	26,200	756,918
		2,207,250
Home Furnishing – 1.6%
Whirlpool Corp.	15,800	1,387,556
Household Products – 0.5%
Acco Brands Corp. (a)	88,800	443,112
Insurance – 6.8%
Alleghany Corp. (a)	1,828	536,152
Assured Guaranty Ltd.	33,500	444,545
Delphi Financial Group, Inc. Class A	50,500	1,232,705
Platinum Underwriters Holdings Ltd.	27,400	994,346
Reinsurance Group of America, Inc. Class A	25,000	1,142,750
Torchmark Corp.	17,500	866,425
Universal American Corp. (a)	14,400	207,360
Validus Holdings Ltd.	16,600	405,372
		5,829,655
Internet – 0.9%
Websense, Inc. (a)	40,400	763,560
Investment Companies – 1.0%
Ares Capital Corp.	67,800	849,534

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time – 0.7%
Brunswick Corp.	47,800	$594,154
Lodging – 1.2%
Ameristar Casinos, Inc.	27,000	406,620
Choice Hotels International, Inc.	20,500	619,305
		1,025,925
Machinery - Construction & Mining – 1.1%
Terex Corp. (a)	49,200	922,008
Machinery - Diversified – 3.6%
Albany International Corp. Class A	50,500	817,595
Cognex Corp.	51,600	907,128
Flowserve Corp.	8,000	678,400
Zebra Technologies Corp. Class A (a)	25,500	646,935
		3,050,058
Manufacturing – 5.1%
Acuity Brands, Inc.	15,200	552,976
AptarGroup, Inc.	18,600	703,452
Carlisle Cos., Inc.	53,000	1,914,890
ESCO Technologies, Inc.	19,700	507,275
Matthews International Corp. Class A	22,300	652,944
		4,331,537
Media – 0.5%
John Wiley & Sons, Inc. Class A	11,200	433,104
Metal Fabricate & Hardware – 1.0%
Mueller Industries, Inc.	35,700	878,220
Oil & Gas – 3.6%
EXCO Resources, Inc.	50,100	731,961
Penn Virginia Corp.	25,800	518,838
Plains Exploration & Production Co. (a)	28,600	589,446
SM Energy Co.	11,300	453,808
Whiting Petroleum Corp. (a)	9,600	752,832
		3,046,885
Oil & Gas Services – 1.0%
SEACOR Holdings, Inc. (a)	12,300	869,118
Pharmaceuticals – 2.3%
Herbalife Ltd.	28,700	1,321,635
NBTY, Inc. (a)	20,200	687,002
		2,008,637
Real Estate Investment Trusts (REITS) – 1.9%
DiamondRock Hospitality Co. (a)	51,334	421,966
Mack-Cali Realty Corp.	13,200	392,436
Realty Income Corp.	11,900	360,927
Ventas, Inc.	9,700	455,415
		1,630,744
Retail – 9.8%
Cabela's, Inc. (a)	67,100	948,794
Casey's General Stores, Inc.	22,500	785,250
The Cato Corp. Class A	57,300	1,261,746
CEC Entertainment, Inc. (a)	21,821	769,408
Dress Barn, Inc. (a)	33,300	792,873
Hibbett Sports, Inc. (a)	23,400	560,664
Men's Wearhouse, Inc.	60,400	1,108,944
O'Reilly Automotive, Inc. (a)	14,500	689,620
Sonic Corp. (a)	76,100	589,775
Stage Stores, Inc.	84,100	898,188
		8,405,262
Savings & Loans – 0.5%
NewAlliance Bancshares, Inc.	39,500	442,795
Semiconductors – 2.2%
Brooks Automation, Inc. (a)	114,000	881,220
Maxim Integrated Products, Inc.	60,100	1,005,473
		1,886,693
Software – 1.4%
Fiserv, Inc. (a)	26,200	1,196,292
Storage & Warehousing – 0.6%
Mobile Mini, Inc. (a)	31,400	511,192
Toys, Games & Hobbies – 1.5%
Mattel, Inc.	58,600	1,239,976
Transportation – 2.8%
Bristow Group, Inc. (a)	14,900	438,060
Genesee & Wyoming, Inc. Class A (a)	27,900	1,040,949
Kirby Corp. (a)	23,900	914,175
		2,393,184
Trucking & Leasing – 0.9%
GATX Corp.	30,300	808,404
TOTAL COMMON STOCK (Cost $86,729,190)		84,654,590
TOTAL EQUITIES (Cost $86,729,190)		84,654,590
TOTAL LONG-TERM INVESTMENTS (Cost $86,729,190)		84,654,590
	Principal Amount
SHORT-TERM INVESTMENTS – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$1,403,783	1,403,783
TOTAL SHORT-TERM INVESTMENTS (Cost $1,403,783)		1,403,783
TOTAL INVESTMENTS – 100.8% (Cost $88,132,973) (c)		86,058,373
Other Assets/ (Liabilities) – (0.8)%		(643,962)
NET ASSETS – 100.0%		$85,414,411

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,403,783. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $1,434,945.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.4%
COMMON STOCK – 96.5%
Aerospace & Defense – 1.8%
AAR Corp. (a)	41,000	$686,340
Curtiss-Wright Corp.	26,200	760,848
Esterline Technologies Corp. (a)	33,850	1,606,183
Kaman Corp.	47,700	1,055,124
Kratos Defense & Security Solutions, Inc. (a)	28,500	299,250
Moog, Inc. Class A (a)	30,848	994,231
Teledyne Technologies, Inc. (a)	21,800	841,044
Triumph Group, Inc.	30,475	2,030,549
		8,273,569
Agriculture – 0.3%
Alliance One International, Inc. (a)	452,800	1,611,968
Airlines – 1.1%
Alaska Air Group, Inc. (a)	61,800	2,777,910
JetBlue Airways Corp. (a)	298,895	1,640,933
UAL Corp. (a)	39,910	820,550
		5,239,393
Apparel – 1.1%
Deckers Outdoor Corp. (a)	6,425	917,940
K-Swiss, Inc. Class A (a)	63,775	716,193
Skechers U.S.A., Inc. Class A (a)	63,900	2,333,628
Volcom, Inc. (a)	56,975	1,058,026
		5,025,787
Automotive & Parts – 0.8%
Cooper Tire & Rubber Co.	104,075	2,029,463
Spartan Motors, Inc.	128,075	537,915
Tenneco, Inc. (a)	65,550	1,380,483
		3,947,861
Banks – 7.4%
Boston Private Financial Holdings, Inc.	151,000	970,930
City Holding Co.	31,110	867,347
Columbia Banking System, Inc.	101,975	1,862,064
East West Bancorp, Inc.	212,950	3,247,487
F.N.B. Corp.	182,850	1,468,286
FirstMerit Corp.	74,262	1,272,108
Glacier Bancorp, Inc.	134,390	1,971,501
Home Bancshares, Inc.	86,056	1,962,937
IBERIABANK Corp.	22,165	1,141,054
Independent Bank Corp.	47,385	1,169,462
Nara Bancorp, Inc. (a)	69,245	583,735
National Penn Bancshares, Inc.	218,950	1,315,890
Old National Bancorp	134,000	1,388,240
Oriental Financial Group, Inc.	81,825	1,035,905
Prosperity Bancshares, Inc.	32,410	1,126,248
Signature Bank (a)	37,700	1,432,977
SVB Financial Group (a)	94,950	3,914,788
Trustmark Corp.	96,513	2,009,401
Umpqua Holdings Corp.	82,050	941,934
United Bankshares, Inc.	31,400	751,716
Webster Financial Corp.	62,300	1,117,662
Wintrust Financial Corp.	100,425	3,348,169
		34,899,841
Biotechnology – 0.2%
Celera Corp. (a)	82,070	537,559
Exelixis, Inc. (a)	165,900	575,673
		1,113,232
Building Materials – 1.5%
Comfort Systems USA, Inc.	91,000	879,060
Drew Industries, Inc. (a)	90,800	1,834,160
Gibraltar Industries, Inc. (a)	103,400	1,044,340
Interline Brands, Inc. (a)	111,180	1,922,302
Universal Forest Products, Inc.	49,000	1,485,190
		7,165,052
Chemicals – 2.0%
American Vanguard Corp.	92,100	730,353
Arch Chemicals, Inc.	66,000	2,028,840
Ferro Corp. (a)	133,525	984,079
Innospec, Inc. (a)	143,615	1,347,109
Minerals Technologies, Inc.	42,000	1,996,680
OM Group, Inc. (a)	29,705	708,761
Symyx Technologies, Inc. (a)	94,700	474,447
The Valspar Corp.	45,300	1,364,436
		9,634,705
Coal – 0.1%
Cloud Peak Energy, Inc. (a)	42,100	558,246
Commercial Services – 5.1%
Aaron's, Inc.	294,600	5,028,822
CDI Corp.	55,050	854,927
Consolidated Graphics, Inc. (a)	23,285	1,006,843
Corinthian Colleges, Inc. (a)	71,000	699,350
Deluxe Corp.	47,425	889,219
Electro Rent Corp.	121,900	1,559,101
FTI Consulting, Inc. (a)	49,200	2,144,628
Global Payments, Inc.	39,300	1,436,022
Landauer, Inc.	24,600	1,497,648
McGrath Rentcorp	109,700	2,498,966
Navigant Consulting, Inc. (a)	126,800	1,316,184
On Assignment, Inc. (a)	166,900	839,507
Pharmaceutical Product Development, Inc.	96,975	2,464,135
Rent-A-Center, Inc. (a)	42,775	866,621
Service Corp. International	106,575	788,655
Startek, Inc. (a)	96,036	374,540
		24,265,168
Computers – 0.6%
MTS Systems Corp.	33,825	980,925
SRA International, Inc. Class A (a)	46,200	908,754
Xyratex Ltd. (a)	71,400	1,010,310
		2,899,989
Distribution & Wholesale – 2.2%
Beacon Roofing Supply, Inc. (a)	202,600	3,650,852
Owens & Minor, Inc.	145,900	4,140,642
Pool Corp.	76,300	1,672,496
Watsco, Inc.	17,003	984,814
		10,448,804

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial – 2.2%
E*TRADE Financial Corp. (a)	39,880	$471,382
Eaton Vance Corp.	47,127	1,301,176
Jefferies Group, Inc.	49,100	1,035,028
JMP Group, Inc.	66,300	410,397
Knight Capital Group, Inc. Class A (a)	139,600	1,925,084
Ocwen Financial Corp. (a)	100,350	1,022,567
Piper Jaffray Cos., Inc. (a)	26,800	863,496
Raymond James Financial, Inc.	60,303	1,488,881
Stifel Financial Corp. (a)	40,850	1,772,481
		10,290,492
Electric – 3.4%
Avista Corp.	113,580	2,218,217
Black Hills Corp.	61,200	1,742,364
Cleco Corp.	111,090	2,933,887
El Paso Electric Co. (a)	101,000	1,954,350
The Empire District Electric Co.	25,500	478,635
IDACORP, Inc.	27,375	910,766
MGE Energy, Inc.	28,925	1,042,457
NorthWestern Corp.	55,425	1,452,135
Pike Electric Corp. (a)	109,525	1,031,726
Westar Energy, Inc.	100,195	2,165,214
		15,929,751
Electrical Components & Equipment – 1.1%
Advanced Energy Industries, Inc. (a)	106,700	1,311,343
Belden, Inc.	70,300	1,546,600
C&D Technologies, Inc. (a)	39,900	35,156
GrafTech International Ltd. (a)	55,110	805,708
Littelfuse, Inc. (a)	50,700	1,602,627
		5,301,434
Electronics – 2.4%
Analogic Corp.	24,300	1,105,893
Checkpoint Systems, Inc. (a)	44,098	765,541
CTS Corp.	62,940	581,566
FLIR Systems, Inc. (a)	75,800	2,205,022
Itron, Inc. (a)	21,300	1,316,766
Methode Electronics, Inc.	43,300	421,742
Newport Corp. (a)	74,400	674,064
Technitrol, Inc.	162,970	514,985
Thomas & Betts Corp. (a)	24,325	844,078
Woodward Governor Co.	110,600	2,823,618
		11,253,275
Engineering & Construction – 1.3%
Chicago Bridge & Iron Co. NV (a)	80,350	1,511,383
Insituform Technologies, Inc. Class A (a)	107,400	2,199,552
Sterling Construction Co., Inc. (a)	31,600	408,904
URS Corp. (a)	52,500	2,065,875
		6,185,714
Entertainment – 0.2%
Ascent Media Corp. Series A (a)	31,100	785,586
Environmental Controls – 0.8%
Mine Safety Appliances Co.	43,100	1,068,018
Waste Connections, Inc. (a)	72,000	2,512,080
		3,580,098
Foods – 1.0%
Nash Finch Co.	43,400	1,482,544
Smart Balance, Inc. (a)	164,975	674,748
Spartan Stores, Inc.	39,715	544,890
TreeHouse Foods, Inc. (a)	41,205	1,881,420
		4,583,602
Forest Products & Paper – 1.9%
Clearwater Paper Corp. (a)	31,600	1,730,416
Deltic Timber Corp.	41,343	1,728,137
Domtar Corp.	27,375	1,345,481
Potlatch Corp.	94,005	3,358,799
Wausau Paper Corp. (a)	131,000	886,870
		9,049,703
Gas – 1.8%
AGL Resources, Inc.	26,945	965,170
Atmos Energy Corp.	72,755	1,967,295
South Jersey Industries, Inc.	32,197	1,383,183
Southwest Gas Corp.	56,200	1,657,900
Vectren Corp.	39,500	934,570
WGL Holdings, Inc.	40,784	1,387,880
		8,295,998
Hand & Machine Tools – 0.3%
Franklin Electric Co., Inc.	18,900	544,698
Snap-on, Inc.	24,800	1,014,568
		1,559,266
Health Care - Products – 1.3%
AngioDynamics, Inc. (a)	71,000	1,047,250
Cantel Medical Corp.	14,900	248,830
Merit Medical Systems, Inc. (a)	54,400	874,208
Quidel Corp. (a)	70,700	897,183
West Pharmaceutical Services, Inc.	58,400	2,131,016
Wright Medical Group, Inc. (a)	43,875	728,764
		5,927,251
Health Care - Services – 2.3%
Amedisys, Inc. (a)	20,300	892,591
AMERIGROUP Corp. (a)	67,950	2,207,016
Covance, Inc. (a)	23,100	1,185,492
Healthways, Inc. (a)	46,730	557,022
ICON PLC Sponsored ADR (Ireland) (a)	31,525	910,757
Magellan Health Services, Inc. (a)	30,385	1,103,583
MEDNAX, Inc. (a)	25,599	1,423,560
National Healthcare Corp.	42,800	1,474,888
Triple-S Management Corp. Class B (a)	62,800	1,164,940
		10,919,849
Holding Company - Diversified – 0.3%
Compass Diversified Holdings	94,100	1,261,881
Home Builders – 0.7%
M/I Homes, Inc. (a)	52,900	509,956
Meritage Home Corp. (a)	110,300	1,795,684
Winnebago Industries, Inc. (a)	117,200	1,164,968
		3,470,608
Home Furnishing – 0.3%
Ethan Allen Interiors, Inc.	19,200	268,608
La-Z-Boy, Inc. (a)	110,675	822,315
Stanley Furniture Co., Inc. (a)	66,800	271,208
		1,362,131

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products – 0.5%
CSS Industries, Inc.	50,000	$825,000
The Scotts Miracle-Gro Co. Class A	29,700	1,318,977
		2,143,977
Housewares – 0.3%
The Toro Co.	29,100	1,429,392
Insurance – 5.9%
Alterra Capital Holdings Ltd.	165,725	3,112,315
Argo Group International Holdings Ltd.	62,753	1,919,614
Assured Guaranty Ltd.	28,250	374,878
CNO Financial Group, Inc. (a)	180,300	892,485
Delphi Financial Group, Inc. Class A	101,402	2,475,223
Employers Holdings, Inc.	143,500	2,113,755
Maiden Holdings Ltd.	170,750	1,121,827
Markel Corp. (a)	4,400	1,496,000
MGIC Investment Corp. (a)	91,675	631,641
Montpelier Re Holdings Ltd.	65,055	971,271
National Interstate Corp.	72,000	1,427,040
Platinum Underwriters Holdings Ltd.	41,465	1,504,765
ProAssurance Corp. (a)	107,625	6,108,795
Protective Life Corp.	59,600	1,274,844
Reinsurance Group of America, Inc. Class A	32,600	1,490,146
State Auto Financial Corp. Class A	32,700	507,177
United Fire & Casualty Co.	30,400	602,528
		28,024,304
Internet – 0.7%
Digital River, Inc. (a)	39,400	942,054
j2 Global Communications, Inc. (a)	47,905	1,046,245
Websense, Inc. (a)	81,400	1,538,460
		3,526,759
Investment Companies – 1.1%
Ares Capital Corp.	283,050	3,546,616
Hercules Technology Growth Capital, Inc.	130,800	1,204,668
Kohlberg Capital Corp.	125,000	626,250
		5,377,534
Iron & Steel – 0.4%
Carpenter Technology Corp.	58,800	1,930,404
Leisure Time – 0.7%
Brunswick Corp.	91,200	1,133,616
Callaway Golf Co.	152,125	918,835
LIFE TIME FITNESS, Inc. (a)	40,000	1,271,600
		3,324,051
Lodging – 0.3%
Orient-Express Hotels Ltd. (a)	180,400	1,334,960
Machinery - Construction & Mining – 0.7%
Astec Industries, Inc. (a)	33,000	915,090
Bucyrus International, Inc.	47,700	2,263,365
		3,178,455
Machinery - Diversified – 1.7%
Cascade Corp.	33,600	1,196,496
IDEX Corp.	76,425	2,183,462
Nordson Corp.	57,900	3,247,032
Robbins & Myers, Inc.	74,300	1,615,282
		8,242,272
Manufacturing – 3.7%
Ameron International Corp.	29,600	1,785,768
AptarGroup, Inc.	85,400	3,229,828
Barnes Group, Inc.	76,375	1,251,786
Ceradyne, Inc. (a)	59,460	1,270,660
EnPro Industries, Inc. (a)	36,600	1,030,290
FreightCar America, Inc.	37,150	840,333
Harsco Corp.	34,500	810,750
Hexcel Corp. (a)	82,400	1,278,024
Koppers Holdings, Inc.	39,800	894,704
Matthews International Corp. Class A	79,900	2,339,472
Myers Industries, Inc.	226,220	1,830,120
Teleflex, Inc.	14,725	799,273
		17,361,008
Media – 0.3%
The Dolan Co. (a)	48,600	540,432
Saga Communications, Inc. Class A (a)	27,000	644,760
		1,185,192
Metal Fabricate & Hardware – 1.0%
Ampco-Pittsburgh Corp.	37,635	783,937
Circor International, Inc.	44,500	1,138,310
Sims Group Ltd. Sponsored ADR (Australia)	104,600	1,481,136
The Timken Co.	45,800	1,190,342
		4,593,725
Mining – 1.9%
Amcol International Corp.	39,600	930,600
Brush Engineered Materials, Inc. (a)	45,925	917,581
Franco-Nevada Corp.	57,100	1,744,416
Globe Specialty Metals, Inc. (a)	169,200	1,747,836
Royal Gold, Inc.	37,788	1,813,824
RTI International Metals, Inc. (a)	57,775	1,392,955
Thompson Creek Metals Co., Inc. (a)	74,900	650,132
		9,197,344
Oil & Gas – 4.9%
Arena Resources, Inc. (a)	32,300	1,030,370
Atwood Oceanics, Inc. (a)	34,200	872,784
Cabot Oil & Gas Corp.	80,965	2,535,824
Forest Oil Corp. (a)	53,200	1,455,552
Hercules Offshore, Inc. (a)	116,200	282,366
Kodiak Oil & Gas Corp. (a)	465,175	1,483,908
Mariner Energy, Inc. (a)	65,684	1,410,892
Northern Oil and Gas, Inc. (a)	59,200	760,128
Oasis Petroleum, Inc. (a)	62,200	901,900
Penn Virginia Corp.	173,825	3,495,621
SM Energy Co.	36,125	1,450,780
Swift Energy Co. (a)	40,400	1,087,164
Venoco, Inc. (a)	44,949	740,310
Whiting Petroleum Corp. (a)	69,975	5,487,440
		22,995,039

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services – 2.8%
CARBO Ceramics, Inc.	29,000	$2,093,510
Complete Production Services, Inc. (a)	100,950	1,443,585
Core Laboratories NV	12,200	1,800,842
Dril-Quip, Inc. (a)	29,325	1,290,886
Helix Energy Solutions Group, Inc. (a)	136,600	1,471,182
Lufkin Industries, Inc.	27,332	1,065,675
Newpark Resources, Inc. (a)	164,375	994,469
RPC, Inc.	102,975	1,405,609
TETRA Technologies, Inc. (a)	151,100	1,371,988
Union Drilling, Inc. (a)	53,000	292,030
		13,229,776
Pharmaceuticals – 0.7%
Akorn, Inc. (a)	287,535	853,979
Inspire Pharmaceuticals, Inc. (a)	102,980	513,870
Par Pharmaceutical Cos., Inc. (a)	25,810	670,028
PharMerica Corp. (a)	35,375	518,597
Viropharma, Inc. (a)	52,180	584,938
		3,141,412
Pipelines – 0.3%
ONEOK, Inc.	27,400	1,185,050
Real Estate Investment Trusts (REITS) – 6.6%
Acadia Realty Trust	58,500	983,970
American Campus Communities, Inc.	44,320	1,209,493
CBL & Associates Properties, Inc.	244,100	3,036,604
Cedar Shopping Centers, Inc.	113,400	682,668
Developers Diversified Realty Corp.	77,050	762,795
DiamondRock Hospitality Co. (a)	166,600	1,369,452
First Potomac Realty Trust	133,100	1,912,647
Hatteras Financial Corp.	57,300	1,594,086
Hersha Hospitality Trust	310,450	1,403,234
Highwoods Properties, Inc.	37,825	1,050,022
Kilroy Realty Corp.	83,700	2,488,401
LaSalle Hotel Properties	100,200	2,061,114
Lexington Realty Trust	239,300	1,438,193
LTC Properties, Inc.	64,195	1,558,013
Medical Properties Trust, Inc.	123,400	1,164,896
MFA Financial, Inc.	196,925	1,457,245
National Retail Properties, Inc.	74,555	1,598,459
Parkway Properties, Inc.	41,100	598,827
Redwood Trust, Inc.	83,200	1,218,048
Sun Communities, Inc.	72,820	1,890,407
Washington Real Estate Investment Trust	53,500	1,476,065
		30,954,639
Retail – 4.5%
Asbury Automotive Group, Inc. (a)	95,465	1,006,201
Brinker International, Inc.	36,601	529,250
Build-A-Bear Workshop, Inc. (a)	131,235	889,773
Cash America International, Inc.	48,561	1,664,185
Chico's FAS, Inc.	123,075	1,215,981
Dillard's, Inc. Class A	50,675	1,089,513
The Finish Line, Inc. Class A	67,275	937,141
Fred's, Inc. Class A	90,100	996,506
Haverty Furniture Cos., Inc.	109,300	1,343,297
Hot Topic, Inc.	275,950	1,401,826
Insight Enterprises, Inc. (a)	76,785	1,010,491
MarineMax, Inc. (a)	86,200	598,228
Men's Wearhouse, Inc.	76,500	1,404,540
The Pantry, Inc. (a)	96,400	1,360,204
Phillips-Van Heusen Corp.	33,400	1,545,418
School Specialty, Inc. (a)	64,860	1,172,020
Sonic Corp. (a)	46,350	359,213
Stein Mart, Inc. (a)	157,600	981,848
The Wet Seal, Inc. Class A (a)	445,710	1,626,841
		21,132,476
Savings & Loans – 1.5%
Astoria Financial Corp.	85,050	1,170,288
Dime Community Bancshares	94,535	1,165,616
First Niagara Financial Group, Inc.	105,585	1,322,980
Flushing Financial Corp.	78,035	954,368
NewAlliance Bancshares, Inc.	128,970	1,445,754
Washington Federal, Inc.	73,345	1,186,722
		7,245,728
Semiconductors – 1.5%
ATMI, Inc. (a)	49,800	729,072
Brooks Automation, Inc. (a)	125,305	968,608
Cabot Microelectronics Corp. (a)	24,300	840,537
Formfactor, Inc. (a)	62,700	677,160
Microsemi Corp. (a)	81,400	1,190,882
Teradyne, Inc. (a)	143,900	1,403,025
Zoran Corp. (a)	157,575	1,503,265
		7,312,549
Software – 1.6%
CSG Systems International, Inc. (a)	41,345	757,854
Progress Software Corp. (a)	91,200	2,738,736
Seachange International, Inc. (a)	195,300	1,607,319
SYNNEX Corp. (a)	63,100	1,616,622
VeriFone Holdings, Inc. (a)	53,360	1,010,105
		7,730,636
Telecommunications – 3.0%
Arris Group, Inc. (a)	224,875	2,291,477
Black Box Corp.	47,080	1,313,061
CommScope, Inc. (a)	25,330	602,094
Finisar Corp. (a)	87,049	1,297,030
GeoEye Inc. (a)	3,100	96,534
Ixia (a)	160,500	1,378,695
NICE Systems Ltd. ADR (Israel) (a)	41,830	1,066,247
Oplink Communications, Inc. (a)	98,000	1,404,340
Premiere Global Services, Inc. (a)	158,900	1,007,426
SBA Communications Corp. Class A (a)	30,600	1,040,706
Sonus Networks, Inc. (a)	356,500	966,115
Symmetricom, Inc. (a)	95,280	484,975
ViaSat, Inc. (a)	40,425	1,316,238
		14,264,938
Textiles – 0.4%
Culp, Inc. (a)	52,800	578,688

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
G&K Services, Inc. Class A	59,000	$1,218,350
		1,797,038
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	58,765	845,041
Transportation – 3.8%
Air Transport Services Group Inc. (a)	304,825	1,450,967
Genesee & Wyoming, Inc. Class A (a)	89,300	3,331,783
Hub Group, Inc. Class A (a)	52,865	1,586,479
Kirby Corp. (a)	89,000	3,404,250
Landstar System, Inc.	119,900	4,674,901
RailAmerica, Inc. (a)	82,800	821,376
Seaspan Corp.	141,325	1,413,250
UTI Worldwide, Inc.	120,600	1,493,028
		18,176,034
TOTAL COMMON STOCK (Cost $479,833,087)		455,699,987
CONVERTIBLE PREFERRED STOCK – 0.9%
Banks – 0.3%
East West Bancorp, Inc., Series A 8.000% (b)	1,183	1,424,734
Insurance – 0.3%
Assured Guaranty Ltd. 8.500%	19,700	1,137,675
Oil & Gas – 0.3%
Whiting Petroleum Corp. 6.250%	7,900	1,530,151
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $3,012,451)		4,092,560
TOTAL EQUITIES (Cost $482,845,538)		459,792,547
MUTUAL FUNDS – 0.9%
Diversified Financial – 0.9%
First Opportunity Fund, Inc.	121,631	726,137
iShares Russell 2000 Value Index Fund	56,700	3,234,168
T. Rowe Price Reserve Investment Fund	308,657	308,657
TOTAL MUTUAL FUNDS (Cost $5,647,167)		4,268,962
TOTAL LONG-TERM INVESTMENTS (Cost $488,492,705)		464,061,509
	Principal Amount
SHORT-TERM INVESTMENTS – 2.8%
Repurchase Agreement – 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (c)	$12,939,999	12,939,999
Time Deposits – 0.0%
Euro Time Deposit 0.010% 7/01/10	6,891	6,891
TOTAL SHORT-TERM INVESTMENTS (Cost $12,946,890)		12,946,890
TOTAL INVESTMENTS – 101.1% (Cost $501,439,595) (d)		477,008,399
Other Assets/ (Liabilities) – (1.1)%		(4,971,087)
NET ASSETS – 100.0%		$472,037,312

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $12,940,003. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 11/25/39, and an aggregate market value, including accrued interest, of $13,205,804.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK – 99.9%
Advertising – 1.0%
Focus Media Holding Ltd. ADR (China) (a)	37,620	$584,239
Aerospace & Defense – 3.1%
BE Aerospace, Inc. (a)	18,700	475,541
Goodrich Corp.	5,860	388,225
Rockwell Collins, Inc.	6,400	340,032
Safran SA	21,582	601,536
		1,805,334
Airlines – 1.6%
Continental Airlines, Inc. Class B (a)	12,650	278,300
JetBlue Airways Corp. (a)	59,400	326,106
US Airways Group, Inc. (a)	36,000	309,960
		914,366
Auto Manufacturers – 1.0%
Navistar International Corp. (a)	12,100	595,320
Automotive & Parts – 0.2%
BorgWarner, Inc. (a)	3,430	128,076
Banks – 0.7%
Bank of Hawaii Corp.	3,630	175,510
Comerica, Inc.	6,360	234,239
		409,749
Beverages – 2.2%
Brown-Forman Corp. Class B	2,930	167,684
Green Mountain Coffee Roasters, Inc. (a)	38,210	981,997
Hansen Natural Corp. (a)	2,750	107,552
		1,257,233
Biotechnology – 1.0%
Alexion Pharmaceuticals, Inc. (a)	5,540	283,593
Dendreon Corp. (a)	1,810	58,517
Human Genome Sciences, Inc. (a)	5,420	122,817
Regeneron Pharmaceuticals, Inc. (a)	6,100	136,152
		601,079
Building Materials – 1.4%
Eagle Materials, Inc.	13,500	350,055
Lennox International, Inc.	7,900	328,403
Owens Corning, Inc. (a)	4,690	140,278
		818,736
Chemicals – 1.3%
CF Industries Holdings, Inc.	3,800	241,110
Ecolab, Inc.	7,260	326,047
The Valspar Corp.	6,310	190,057
		757,214
Coal – 1.5%
Alpha Natural Resources, Inc. (a)	4,960	167,995
CONSOL Energy, Inc.	9,100	307,216
Peabody Energy Corp.	3,900	152,607
Walter Energy, Inc.	3,920	238,532
		866,350
Commercial Services – 7.1%
Accretive Health, Inc. (a)	13,200	174,636
Corrections Corporation of America (a)	27,000	515,159
Genpact Ltd. (a)	19,900	309,047
Great American Group, Inc. (a)	51,300	77,208
Hertz Global Holdings, Inc. (a)	20,500	193,930
Localiza Rent a Car SA	41,800	488,010
Manpower, Inc.	6,700	289,306
Pharmaceutical Product Development, Inc.	24,600	625,086
Quanta Services, Inc. (a)	9,750	201,337
Sotheby's	7,300	166,951
Strayer Education, Inc.	2,230	463,595
SuccessFactors, Inc. (a)	5,830	121,206
VistaPrint NV (a)	11,400	541,386
		4,166,857
Computers – 4.6%
Cognizant Technology Solutions Corp. Class A (a)	7,740	387,464
Lexmark International, Inc. Class A (a)	8,400	277,452
NetApp, Inc. (a)	24,860	927,527
Riverbed Technology, Inc. (a)	18,900	522,018
SanDisk Corp. (a)	13,100	551,117
		2,665,578
Distribution & Wholesale – 1.2%
Fastenal Co.	6,150	308,669
LKQ Corp. (a)	21,200	408,736
		717,405
Diversified Financial – 3.5%
Affiliated Managers Group, Inc. (a)	3,540	215,126
Ameriprise Financial, Inc.	13,980	505,098
IntercontinentalExchange, Inc. (a)	2,880	325,526
Invesco Ltd.	16,700	281,061
T. Rowe Price Group, Inc.	9,200	408,388
Waddell & Reed Financial, Inc. Class A	13,000	284,440
		2,019,639
Electronics – 3.3%
Dolby Laboratories, Inc. Class A (a)	3,260	204,369
Gentex Corp.	19,800	356,004
Jabil Circuit, Inc.	29,400	391,020
Sanmina-SCI Corp. (a)	31,800	432,798
Trimble Navigation Ltd. (a)	12,650	354,200
Waters Corp. (a)	3,310	214,157
		1,952,548
Engineering & Construction – 1.2%
Aecom Technology Corp. (a)	15,800	364,348
Jacobs Engineering Group, Inc. (a)	9,100	331,604
		695,952

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment – 0.6%
DreamWorks Animation SKG, Inc. Class A (a)	12,400	$354,020
Foods – 0.9%
The Hershey Co.	4,420	211,851
Whole Foods Market, Inc. (a)	9,110	328,142
		539,993
Hand & Machine Tools – 0.7%
Regal-Beloit Corp.	4,900	273,322
Stanley Black & Decker, Inc.	3,070	155,096
		428,418
Health Care - Products – 2.8%
CareFusion Corp. (a)	5,200	118,040
Edwards Lifesciences Corp. (a)	12,970	726,579
Henry Schein, Inc. (a)	4,010	220,149
Hologic, Inc. (a)	19,500	271,635
Intuitive Surgical, Inc. (a)	900	284,058
		1,620,461
Health Care - Services – 2.4%
CIGNA Corp.	5,500	170,830
Coventry Health Care, Inc. (a)	15,500	274,040
DaVita, Inc. (a)	3,190	199,184
Lincare Holdings, Inc. (a)	15,450	502,279
Universal Health Services, Inc. Class B	6,110	233,097
		1,379,430
Home Builders – 0.7%
D.R. Horton, Inc.	2,900	28,507
MRV Engenharia e Participacoes SA	51,800	366,897
		395,404
Home Furnishing – 0.8%
Tempur-Pedic International, Inc. (a)	15,400	473,550
Household Products – 0.8%
Jarden Corp.	17,420	468,075
Insurance – 1.0%
Genworth Financial, Inc. Class A (a)	29,900	390,793
Lincoln National Corp.	4,830	117,321
Phoenix Group Holdings	5,952	57,138
		565,252
Internet – 4.1%
Akamai Technologies, Inc. (a)	3,560	144,429
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	2,810	105,544
Equinix, Inc. (a)	4,800	389,856
F5 Networks, Inc. (a)	8,170	560,217
GSI Commerce, Inc. (a)	29,770	857,376
MercadoLibre, Inc. (a)	3,260	171,313
VeriSign, Inc. (a)	5,420	143,901
		2,372,636
Iron & Steel – 0.7%
Cliffs Natural Resources, Inc.	1,930	91,019
Steel Dynamics, Inc.	13,400	176,746
United States Steel Corp.	3,080	118,734
		386,499
Leisure Time – 1.1%
Brunswick Corp.	28,200	350,526
WMS Industries, Inc. (a)	7,720	303,010
		653,536
Lodging – 1.6%
MGM Resorts International (a)	22,376	215,705
Starwood Hotels & Resorts Worldwide, Inc.	8,340	345,526
Wynn Resorts Ltd.	4,650	354,655
		915,886
Machinery - Construction & Mining – 1.7%
Ingersoll-Rand PLC	21,400	738,086
Joy Global, Inc.	5,470	273,992
		1,012,078
Machinery - Diversified – 0.7%
Cummins, Inc.	5,910	384,918
Manufacturing – 0.3%
Parker Hannifin Corp.	3,760	208,530
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	900	92,628
Mining – 0.3%
Silver Wheaton Corp. (a)	8,620	173,262
Oil & Gas – 2.1%
Cimarex Energy Co.	3,570	255,541
Concho Resources, Inc. (a)	4,170	230,726
Karoon Gas Australia Ltd. (a)	14,982	74,979
Oasis Petroleum, Inc. (a)	6,470	93,815
Questar Corp.	5,000	227,450
Range Resources Corp.	5,330	213,999
Whiting Petroleum Corp. (a)	1,930	151,351
		1,247,861
Oil & Gas Services – 0.6%
Baker Hughes, Inc.	8,964	372,633
Pharmaceuticals – 6.3%
Alkermes, Inc. (a)	10,200	126,990
AmerisourceBergen Corp.	8,940	283,845
Amylin Pharmaceuticals, Inc. (a)	8,400	157,920
Auxilium Pharmaceuticals, Inc. (a)	13,700	321,950
Biovail Corp.	5,530	106,397
Mead Johnson Nutrition Co.	6,270	314,253
Mylan, Inc. (a)	18,600	316,944
Shionogi & Co. Ltd.	18,700	386,480
Sirona Dental Systems, Inc. (a)	3,620	126,121
SXC Health Solutions Corp. (a)	11,200	820,400
United Therapeutics Corp. (a)	3,710	181,085
Watson Pharmaceuticals, Inc. (a)	12,500	507,125
		3,649,510
Real Estate – 0.4%
CB Richard Ellis Group, Inc. Class A (a)	18,450	251,105
Real Estate Investment Trusts (REITS) – 0.4%
Digital Realty Trust, Inc.	3,700	213,416

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail – 11.0%
Abercrombie & Fitch Co. Class A	6,280	$192,733
Advance Auto Parts, Inc.	7,850	393,913
Bed Bath & Beyond, Inc. (a)	6,580	243,987
The Cheesecake Factory, Inc. (a)	15,970	355,492
Coach, Inc.	20,890	763,530
Dick's Sporting Goods, Inc. (a)	14,200	353,438
Dollar Tree, Inc. (a)	4,240	176,511
Family Dollar Stores, Inc.	14,250	537,083
Guess?, Inc.	5,610	175,256
Hanesbrands, Inc. (a)	22,800	548,568
hhgregg, Inc. (a)	5,100	118,932
Nordstrom, Inc.	6,090	196,037
Panera Bread Co. Class A (a)	2,880	216,835
Penske Auto Group, Inc. (a)	19,419	220,600
Ross Stores, Inc.	9,100	484,939
Urban Outfitters, Inc. (a)	26,270	903,425
Williams-Sonoma, Inc.	21,200	526,184
		6,407,463
Semiconductors – 9.6%
ASML Holding NV	8,660	237,890
Broadcom Corp. Class A	24,730	815,348
Cree, Inc. (a)	3,220	193,297
Cypress Semiconductor Corp. (a)	33,000	331,320
Lam Research Corp. (a)	9,830	374,130
Marvell Technology Group Ltd. (a)	36,310	572,245
Maxim Integrated Products, Inc.	23,000	384,790
Micron Technology, Inc. (a)	35,430	300,801
Netlogic Microsystems, Inc. (a)	9,790	266,288
NVIDIA Corp. (a)	31,482	321,431
Power Integrations, Inc.	8,800	283,316
Rovi Corp. (a)	13,800	523,158
Skyworks Solutions, Inc. (a)	38,700	649,773
Varian Semiconductor Equipment Associates, Inc. (a)	11,000	315,260
		5,569,047
Software – 4.4%
Adobe Systems, Inc. (a)	18,240	482,083
BMC Software, Inc. (a)	8,600	297,818
Cerner Corp. (a)	2,080	157,851
Citrix Systems, Inc. (a)	9,300	392,739
Concur Technologies, Inc. (a)	13,600	580,448
MSCI, Inc. Class A (a)	5,630	154,262
Salesforce.com, Inc. (a)	5,630	483,167
		2,548,368
Telecommunications – 5.0%
Aruba Networks, Inc. (a)	36,770	523,605
Atheros Communications, Inc. (a)	23,820	656,002
Crown Castle International Corp. (a)	4,200	156,492
Finisar Corp. (a)	20,200	300,980
MetroPCS Communications, Inc. (a)	47,800	391,482
Polycom, Inc. (a)	20,700	616,653
RF Micro Devices, Inc. (a)	68,100	266,271
		2,911,485
Transportation – 2.8%
Canadian Pacific Railway Ltd.	1,880	100,806
Expeditors International of Washington, Inc.	11,100	383,061
Frontline Ltd.	12,554	358,291
J.B. Hunt Transport Services, Inc.	10,700	349,569
Kansas City Southern (a)	12,500	454,375
		1,646,102
TOTAL COMMON STOCK (Cost $53,372,979)		58,197,241
TOTAL EQUITIES (Cost $53,372,979)		58,197,241
TOTAL LONG-TERM INVESTMENTS (Cost $53,372,979)		58,197,241
	Principal Amount
SHORT-TERM INVESTMENTS – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$512,939	512,939
TOTAL SHORT-TERM INVESTMENTS (Cost $512,939)		512,939
TOTAL INVESTMENTS – 100.8% (Cost $53,885,918) (c)		58,710,180
Other Assets/ (Liabilities) – (0.8)%		(479,682)
NET ASSETS – 100.0%		$58,230,498

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $512,939. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $528,560.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.8%
COMMON STOCK – 94.8%
Advertising – 1.0%
Lamar Advertising Co. Class A (a)	471,000	$11,548,920
Aerospace & Defense – 2.0%
Alliant Techsystems, Inc. (a)	66,000	4,095,960
Goodrich Corp.	121,000	8,016,250
Rockwell Collins, Inc.	230,000	12,219,900
		24,332,110
Airlines – 0.1%
Southwest Airlines Co.	122,000	1,355,420
Automotive & Parts – 0.6%
WABCO Holdings, Inc. (a)	233,000	7,334,840
Banks – 2.7%
Fifth Third Bancorp	613,000	7,533,770
KeyCorp	422,000	3,245,180
Marshall & Ilsley Corp.	759,000	5,449,620
Popular, Inc. (a)	1,605,000	4,301,400
SunTrust Banks, Inc.	192,000	4,473,600
TCF Financial Corp.	456,000	7,574,160
		32,577,730
Biotechnology – 3.6%
Alexion Pharmaceuticals, Inc. (a)	103,000	5,272,570
Human Genome Sciences, Inc. (a)	383,000	8,678,780
Illumina, Inc. (a)	247,000	10,751,910
Millipore Corp. (a)	69,000	7,358,850
Regeneron Pharmaceuticals, Inc. (a)	152,000	3,392,640
Vertex Pharmaceuticals, Inc. (a)	232,000	7,632,800
		43,087,550
Coal – 1.6%
CONSOL Energy, Inc.	362,000	12,221,120
Peabody Energy Corp.	184,000	7,199,920
		19,421,040
Commercial Services – 6.3%
Education Management Corp. (a)	114,000	1,738,500
Global Payments, Inc.	399,000	14,579,460
Hertz Global Holdings, Inc. (a)	1,033,000	9,772,180
Manpower, Inc.	165,000	7,124,700
Quanta Services, Inc. (a)	756,000	15,611,400
Robert Half International, Inc.	444,000	10,456,200
Verisk Analytics, Inc. Class A (a)	123,000	3,677,700
Western Union Co.	854,000	12,733,140
		75,693,280
Computers – 2.0%
IHS, Inc. Class A (a)	268,000	15,656,560
MICROS Systems, Inc. (a)	263,000	8,381,810
		24,038,370
Distribution & Wholesale – 1.2%
Fastenal Co.	295,000	14,806,050
Diversified Financial – 4.2%
CBOE Holdings, Inc. (a)	134,000	4,361,700
Eaton Vance Corp.	266,000	7,344,260
Interactive Brokers Group, Inc. Class A (a)	274,000	4,548,400
IntercontinentalExchange, Inc. (a)	80,000	9,042,400
Janus Capital Group, Inc.	466,100	4,138,968
NYSE Euronext	304,000	8,399,520
Raymond James Financial, Inc.	210,000	5,184,900
TD Ameritrade Holding Corp. (a)	478,000	7,313,400
		50,333,548
Electric – 1.2%
Calpine Corp. (a)	1,157,000	14,717,040
Electrical Components & Equipment – 1.6%
A123 Systems, Inc. (a)	153,000	1,442,790
AMETEK, Inc.	446,000	17,906,900
		19,349,690
Electronics – 3.9%
Dolby Laboratories, Inc. Class A (a)	235,231	14,746,632
FLIR Systems, Inc. (a)	393,000	11,432,370
Trimble Navigation Ltd. (a)	325,000	9,100,000
Waters Corp. (a)	174,000	11,257,800
		46,536,802
Energy - Alternate Sources – 0.4%
First Solar, Inc. (a)	46,000	5,236,180
Engineering & Construction – 1.8%
Foster Wheeler AG (a)	158,000	3,327,480
McDermott International, Inc. (a)	842,000	18,237,720
		21,565,200
Entertainment – 0.2%
Madison Square Garden, Inc. Class A (a)	102,000	2,006,340
Environmental Controls – 0.3%
Stericycle, Inc. (a)	61,000	4,000,380
Foods – 0.9%
Whole Foods Market, Inc. (a)	307,000	11,058,140
Health Care - Products – 5.8%
Bruker Corp. (a)	168,800	2,052,608
C.R. Bard, Inc.	149,000	11,551,970
CareFusion Corp. (a)	495,000	11,236,500
Edwards Lifesciences Corp. (a)	306,000	17,142,120
Henry Schein, Inc. (a)	233,000	12,791,700
IDEXX Laboratories, Inc. (a)	107,000	6,516,300
QIAGEN NV (a)	459,000	8,821,980
		70,113,178
Health Care - Services – 1.8%
Community Health Systems, Inc. (a)	195,000	6,592,950
Covance, Inc. (a)	191,000	9,802,120
Humana, Inc. (a)	115,000	5,252,050
		21,647,120
Insurance – 2.1%
Aon Corp.	266,000	9,873,920
Principal Financial Group, Inc.	306,000	7,172,640
W.R. Berkley Corp.	306,000	8,096,760
		25,143,320
Internet – 4.0%
Akamai Technologies, Inc. (a)	260,000	10,548,200
Expedia, Inc.	771,000	14,479,380

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Liberty Media Corp. - Interactive Class A (a)	670,000	$7,035,000
McAfee, Inc. (a)	298,000	9,154,560
VeriSign, Inc. (a)	247,000	6,557,850
		47,774,990
Lodging – 2.8%
Choice Hotels International, Inc.	168,000	5,075,280
Gaylord Entertainment Co. (a)	201,000	4,440,090
Marriott International, Inc. Class A	570,000	17,065,800
Wynn Resorts Ltd.	95,000	7,245,650
		33,826,820
Machinery - Diversified – 2.8%
Gardner Denver, Inc.	201,000	8,962,590
IDEX Corp.	352,000	10,056,640
Roper Industries, Inc.	268,000	14,997,280
		34,016,510
Manufacturing – 1.1%
Danaher Corp.	76,000	2,821,120
Harsco Corp.	191,000	4,488,500
Textron, Inc.	383,000	6,499,510
		13,809,130
Media – 3.6%
Cablevision Systems Corp. Class A	448,500	10,768,485
Discovery Communications, Inc., Series A (a)	233,000	8,320,430
Discovery Communications, Inc., Series C (a)	272,000	8,412,960
FactSet Research Systems, Inc.	153,000	10,249,470
Liberty Media Corp. - Starz Class A (a)	115,000	5,961,600
		43,712,945
Mining – 2.0%
Agnico-Eagle Mines Ltd.	263,000	15,985,140
Franco-Nevada Corp.	248,000	7,576,446
		23,561,586
Oil & Gas – 2.7%
Atlas Energy, Inc. (a)	211,000	5,711,770
Continental Resources, Inc. (a)	77,000	3,435,740
Range Resources Corp.	228,000	9,154,200
SM Energy Co.	92,000	3,694,720
Ultra Petroleum Corp. (a)	238,000	10,531,500
		32,527,930
Oil & Gas Services – 1.8%
Cameron International Corp. (a)	151,000	4,910,520
FMC Technologies, Inc. (a)	195,000	10,268,700
Trican Well Service Ltd. (a) (b)	70,600	907,338
Trican Well Service Ltd.	388,400	4,991,648
		21,078,206
Pharmaceuticals – 3.8%
BioMarin Pharmaceutical, Inc. (a)	196,000	3,716,160
Cephalon, Inc. (a)	232,000	13,166,000
DENTSPLY International, Inc.	306,000	9,152,460
Elan Corp. PLC Sponsored ADR (Ireland) (a)	554,000	2,493,000
Perrigo Co.	91,200	5,387,184
Theravance, Inc. (a)	183,000	2,300,310
Valeant Pharmaceuticals International (a)	176,000	9,203,040
		45,418,154
Real Estate – 0.2%
The St. Joe Co. (a)	119,000	2,756,040
Retail – 8.1%
Bed Bath & Beyond, Inc. (a)	153,000	5,673,240
CarMax, Inc. (a)	552,000	10,984,800
Chipotle Mexican Grill, Inc. (a)	106,000	14,501,860
Coach, Inc.	236,000	8,625,800
Dollar General Corp. (a)	463,000	12,755,650
MSC Industrial Direct Co., Inc. Class A	137,000	6,940,420
O'Reilly Automotive, Inc. (a)	243,000	11,557,080
Panera Bread Co. Class A (a)	61,000	4,592,690
Shoppers Drug Mart Corp. (b)	38,000	1,179,539
Shoppers Drug Mart Corp.	307,000	9,529,433
Starbucks Corp.	230,000	5,589,000
Tim Hortons, Inc.	174,000	5,568,000
		97,497,512
Semiconductors – 7.4%
Altera Corp.	513,000	12,727,530
Cree, Inc. (a)	91,000	5,462,730
Intersil Corp. Class A	342,000	4,141,620
Marvell Technology Group Ltd. (a)	380,000	5,988,800
MEMC Electronic Materials, Inc. (a)	650,000	6,422,000
Microchip Technology, Inc.	371,000	10,291,540
National Semiconductor Corp.	459,000	6,178,140
NVIDIA Corp. (a)	383,000	3,910,430
PMC-Sierra, Inc. (a)	342,000	2,571,840
Rovi Corp. (a)	266,000	10,084,060
Silicon Laboratories, Inc. (a)	99,000	4,015,440
Varian Semiconductor Equipment Associates, Inc. (a)	228,000	6,534,480
Xilinx, Inc.	437,000	11,038,620
		89,367,230
Software – 5.6%
Autodesk, Inc. (a)	138,000	3,361,680
Cerner Corp. (a)	47,000	3,566,830
Electronic Arts, Inc. (a)	467,000	6,724,800
Fiserv, Inc. (a)	296,000	13,515,360
MSCI, Inc. Class A (a)	359,000	9,836,600
Nuance Communications, Inc. (a)	456,000	6,817,200
Red Hat, Inc. (a)	448,000	12,965,120
Solera Holdings, Inc.	306,000	11,077,200
		67,864,790
Telecommunications – 3.2%
American Tower Corp. Class A (a)	230,000	10,235,000
JDS Uniphase Corp. (a)	1,284,000	12,634,560
Juniper Networks, Inc. (a)	632,000	14,422,240
Leap Wireless International, Inc. (a)	119,000	1,544,620
		38,836,420

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation – 0.4%
UTI Worldwide, Inc.	402,000	$4,976,760
TOTAL COMMON STOCK (Cost $1,020,038,196)		1,142,927,271
TOTAL EQUITIES (Cost $1,020,038,196)		1,142,927,271
MUTUAL FUNDS – 1.0%
Diversified Financial – 1.0%
T. Rowe Price Government Reserve Investment Fund	11,795,474	11,795,474
TOTAL MUTUAL FUNDS (Cost $11,795,474)		11,795,474
TOTAL LONG-TERM INVESTMENTS (Cost $1,031,833,670)		1,154,722,745
	Principal Amount
SHORT-TERM INVESTMENTS – 4.5%
Repurchase Agreement – 4.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (c)	$54,160,678	54,160,678
Time Deposits – 0.0%
Euro Time Deposit 0.010% 7/01/10	31,015	31,015
TOTAL SHORT-TERM INVESTMENTS (Cost $54,191,693)		54,191,693
TOTAL INVESTMENTS – 100.3% (Cost $1,086,025,363) (d)		1,208,914,438
Other Assets/ (Liabilities) – (0.3)%		(3,327,506)
NET ASSETS – 100.0%		$1,205,586,932

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $2,086,877 or 0.17% of net assets.
(c)	Maturity value of $54,160,693. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $55,245,853.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.1%
COMMON STOCK – 95.1%
Advertising – 0.3%
Charm Communications, Inc. ADR (China) (a)	18,800	$142,128
Focus Media Holding Ltd. ADR (China) (a)	82,750	1,285,108
		1,427,236
Aerospace & Defense – 1.0%
Aerovironment, Inc. (a)	114,700	2,492,431
Cubic Corp.	36,300	1,320,594
Teledyne Technologies, Inc. (a)	33,000	1,273,140
		5,086,165
Airlines – 1.3%
Allegiant Travel Co.	26,880	1,147,507
Continental Airlines, Inc. Class B (a)	61,200	1,346,400
Copa Holdings SA Class A	29,690	1,312,892
JetBlue Airways Corp. (a)	231,390	1,270,331
US Airways Group, Inc. (a)	164,300	1,414,623
		6,491,753
Apparel – 2.1%
Carter's, Inc. (a)	64,870	1,702,837
Crocs, Inc. (a)	122,200	1,292,876
Under Armour, Inc. Class A (a)	228,200	7,560,266
		10,555,979
Auto Manufacturers – 0.2%
Wabash National Corp. (a)	139,750	993,623
Automotive & Parts – 1.1%
ArvinMeritor, Inc. (a)	229,360	3,004,616
Tenneco, Inc. (a)	66,900	1,408,914
TRW Automotive Holdings Corp. (a)	43,000	1,185,510
		5,599,040
Banks – 1.8%
Boston Private Financial Holdings, Inc.	88,194	567,087
Huntington Bancshares, Inc.	238,452	1,321,024
MB Financial, Inc.	52,794	970,882
Sterling Bancshares, Inc.	156,700	738,057
Synovus Financial Corp.	662,700	1,683,258
TCF Financial Corp.	76,700	1,273,987
Umpqua Holdings Corp.	90,800	1,042,384
Westamerica Bancorp.	24,900	1,307,748
		8,904,427
Beverages – 0.5%
Central European Distribution Corp. (a)	28,970	619,379
Green Mountain Coffee Roasters, Inc. (a)	75,780	1,947,546
		2,566,925
Biotechnology – 1.2%
Affymax, Inc. (a)	32,800	196,144
AMAG Pharmaceuticals, Inc. (a)	16,570	569,179
Incyte Corp. (a)	158,700	1,756,809
Regeneron Pharmaceuticals, Inc. (a)	81,040	1,808,813
Seattle Genetics, Inc. (a)	151,530	1,816,845
		6,147,790
Building Materials – 0.8%
Eagle Materials, Inc.	35,600	923,108
Lennox International, Inc.	37,100	1,542,247
Trex Co., Inc. (a)	67,879	1,363,689
		3,829,044
Chemicals – 0.8%
Codexis, Inc. (a)	18,300	160,308
Cytec Industries, Inc.	15,400	615,846
Methanex Corp.	63,000	1,240,470
Olin Corp.	82,400	1,490,616
Solutia, Inc. (a)	43,300	567,230
		4,074,470
Commercial Services – 9.4%
Accretive Health, Inc. (a)	50,700	670,761
The Advisory Board Co. (a)	38,330	1,646,657
AerCap Holdings NV (a)	157,300	1,632,774
American Public Education, Inc. (a)	35,829	1,565,727
Capella Education Co. (a)	136,700	11,120,545
Convergys Corp. (a)	74,800	733,788
Corrections Corporation of America (a)	138,320	2,639,146
CoStar Group, Inc. (a)	121,400	4,710,320
Grand Canyon Education, Inc. (a)	71,820	1,682,743
HMS Holdings Corp. (a)	49,200	2,667,624
Huron Consulting Group, Inc. (a)	66,700	1,294,647
Localiza Rent a Car SA	98,500	1,149,976
Navitas Ltd.	154,342	603,409
PAREXEL International Corp. (a)	76,520	1,658,954
Pharmaceutical Product Development, Inc.	87,180	2,215,244
Steiner Leisure Ltd. (a)	14,780	568,143
Strayer Education, Inc.	31,300	6,506,957
SuccessFactors, Inc. (a)	60,870	1,265,487
Team Health Holdings, Inc. (a)	50,160	648,067
VistaPrint NV (a)	27,500	1,305,975
		46,286,944
Computers – 4.8%
Lexmark International, Inc. Class A (a)	27,130	896,104
MICROS Systems, Inc. (a)	299,200	9,535,504
Netezza Corp. (a)	116,013	1,587,058
Riverbed Technology, Inc. (a)	236,600	6,534,892
Stratasys, Inc. (a)	158,300	3,887,848
SYKES Enterprises, Inc. (a)	75,247	1,070,765
		23,512,171
Cosmetics & Personal Care – 1.6%
Alberto-Culver Co.	296,900	8,043,021
Distribution & Wholesale – 3.8%
Beacon Roofing Supply, Inc. (a)	201,380	3,628,868
Ingram Micro, Inc. Class A (a)	97,329	1,478,427
LKQ Corp. (a)	558,656	10,770,888

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Owens & Minor, Inc.	105,400	$2,991,252
		18,869,435
Diversified Financial – 3.6%
Financial Engines, Inc. (a)	24,700	335,920
Greenhill & Co., Inc.	104,500	6,388,085
The NASDAQ OMX Group, Inc. (a)	91,100	1,619,758
Portfolio Recovery Associates, Inc. (a)	110,100	7,352,478
Stifel Financial Corp. (a)	49,050	2,128,279
		17,824,520
Electric – 0.3%
ITC Holdings Corp.	28,100	1,486,771
Electrical Components & Equipment – 1.4%
A123 Systems, Inc. (a)	47,000	443,210
General Cable Corp. (a)	203,910	5,434,202
SunPower Corp. Class B (a)	96,334	1,040,407
		6,917,819
Electronics – 1.5%
Celestica, Inc. (a)	236,430	1,905,626
Jabil Circuit, Inc.	64,700	860,510
Multi-Fineline Electronix, Inc. (a)	74,590	1,861,767
Plexus Corp. (a)	18,260	488,272
Sanmina-SCI Corp. (a)	163,730	2,228,365
		7,344,540
Entertainment – 2.7%
Bally Technologies, Inc. (a)	39,500	1,279,405
Churchill Downs, Inc.	36,900	1,210,320
Cinemark Holdings, Inc.	72,900	958,635
DreamWorks Animation SKG, Inc. Class A (a)	82,800	2,363,940
Penn National Gaming, Inc. (a)	98,530	2,276,043
Scientific Games Corp. Class A (a)	249,050	2,291,260
Vail Resorts, Inc. (a)	82,100	2,866,111
		13,245,714
Gas – 0.3%
UGI Corp.	53,000	1,348,320
Hand & Machine Tools – 0.3%
Regal-Beloit Corp.	30,310	1,690,692
Health Care - Products – 5.0%
American Medical Systems Holdings, Inc. (a)	67,295	1,488,565
Cyberonics, Inc. (a)	32,300	764,864
Masimo Corp.	139,100	3,311,971
NuVasive, Inc. (a)	278,900	9,889,794
Orthovita, Inc. (a)	269,000	546,070
Stereotaxis, Inc. (a)	219,074	725,135
Volcano Corp. (a)	359,136	7,836,348
		24,562,747
Health Care - Services – 3.5%
Community Health Systems, Inc. (a)	46,800	1,582,308
Fleury SA (a)	97,900	1,090,597
Health Management Associates, Inc. Class A (a)	241,740	1,878,320
HEALTHSOUTH Corp. (a)	50,530	945,416
Healthways, Inc. (a)	229,450	2,735,044
ICON PLC Sponsored ADR (Ireland) (a)	38,250	1,105,043
Kindred Healthcare, Inc. (a)	77,500	995,100
Lincare Holdings, Inc. (a)	67,050	2,179,795
RehabCare Group, Inc. (a)	98,230	2,139,449
Skilled Healthcare Group, Inc. Class A (a)	196,400	1,333,556
WellCare Health Plans, Inc. (a)	54,600	1,296,204
		17,280,832
Home Builders – 0.1%
Winnebago Industries, Inc. (a)	63,060	626,816
Home Furnishing – 1.7%
DTS, Inc. (a)	141,150	4,639,601
Tempur-Pedic International, Inc. (a)	48,120	1,479,690
TiVo, Inc. (a)	326,890	2,412,448
		8,531,739
Household Products – 0.3%
Jarden Corp.	56,408	1,515,683
Insurance – 0.3%
Assured Guaranty Ltd.	70,700	938,189
eHealth, Inc. (a)	55,700	633,309
		1,571,498
Internet – 5.1%
Archipelago Learning, Inc. (a)	223,900	2,559,177
Constant Contact, Inc. (a)	179,000	3,818,070
DealerTrack Holdings, Inc. (a)	461,070	7,584,601
Equinix, Inc. (a)	12,040	977,889
GSI Commerce, Inc. (a)	95,120	2,739,456
IAC/InterActiveCorp (a)	27,600	606,372
OpenTable, Inc. (a)	57,800	2,396,966
S1 Corp. (a)	171,500	1,030,715
Vocus, Inc. (a)	94,028	1,436,748
Websense, Inc. (a)	120,950	2,285,955
		25,435,949
Leisure Time – 0.2%
Brunswick Corp.	61,100	759,473
Lodging – 0.9%
Gaylord Entertainment Co. (a)	129,400	2,858,446
Home Inns & Hotels Management, Inc. ADR (China) (a)	17,460	681,638
Wyndham Worldwide Corp.	48,300	972,762
		4,512,846
Machinery - Diversified – 3.2%
China Valves Technology, Inc. (a)	71,300	665,229
Gardner Denver, Inc.	14,900	664,391
Graco, Inc.	182,781	5,152,596
Hollysys Automation Technologies Ltd. (a)	128,370	1,156,614
Wabtec Corp.	203,900	8,133,571
		15,772,401
Manufacturing – 0.5%
Fabrinet (a)	25,800	276,060
FreightCar America, Inc.	36,800	832,416
LSB Industries, Inc. (a)	51,980	691,854
Trinity Industries, Inc.	23,050	408,446
		2,208,776
Media – 1.3%
DG FastChannel, Inc. (a)	15,300	498,474
FactSet Research Systems, Inc.	91,374	6,121,144
		6,619,618
Mining – 0.2%
RTI International Metals, Inc. (a)	49,900	1,203,089

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Furnishings – 0.5%
Knoll, Inc.	184,917	$2,457,547
Oil & Gas – 1.1%
Bill Barrett Corp. (a)	52,950	1,629,272
Comstock Resources, Inc. (a)	46,800	1,297,296
Frontier Oil Corp.	113,900	1,531,955
Holly Corp.	35,700	948,906
		5,407,429
Oil & Gas Services – 4.2%
Core Laboratories NV	39,300	5,801,073
Dresser-Rand Group, Inc. (a)	211,200	6,663,360
Dril-Quip, Inc. (a)	151,491	6,668,634
Global Industries Ltd. (a)	154,600	694,154
Oceaneering International, Inc. (a)	18,060	810,894
		20,638,115
Packaging & Containers – 0.9%
Pactiv Corp. (a)	43,700	1,217,045
Silgan Holdings, Inc.	118,980	3,376,652
		4,593,697
Pharmaceuticals – 2.4%
Alkermes, Inc. (a)	65,840	819,708
Amylin Pharmaceuticals, Inc. (a)	59,600	1,120,480
Auxilium Pharmaceuticals, Inc. (a)	26,620	625,570
Cadence Pharmaceuticals, Inc. (a)	49,200	344,892
Cubist Pharmaceuticals, Inc. (a)	17,820	367,092
Herbalife Ltd.	27,790	1,279,729
Onyx Pharmaceuticals, Inc. (a)	37,540	810,489
Pharmasset, Inc. (a)	20,600	563,204
Rigel Pharmaceuticals, Inc. (a)	72,300	520,560
Salix Pharmaceuticals Ltd. (a)	47,310	1,846,509
SXC Health Solutions Corp. (a)	36,840	2,698,530
Targacept, Inc. (a)	38,100	736,473
		11,733,236
Real Estate Investment Trusts (REITS) – 0.8%
MFA Financial, Inc.	151,800	1,123,320
OMEGA Healthcare Investors, Inc.	69,400	1,383,142
Redwood Trust, Inc.	88,200	1,291,248
		3,797,710
Retail – 5.8%
AFC Enterprises, Inc (a)	35,652	324,433
The Cheesecake Factory, Inc. (a)	72,799	1,620,506
The Children's Place Retail Store, Inc. (a)	51,310	2,258,666
Citi Trends, Inc. (a)	27,440	903,874
Columbia Sportswear Co.	53,500	2,496,845
Denny's Corp. (a)	338,600	880,360
Dick's Sporting Goods, Inc. (a)	38,290	953,038
Group 1 Automotive, Inc. (a)	13,700	322,361
Hanesbrands, Inc. (a)	75,160	1,808,350
Jack in the Box, Inc. (a)	55,200	1,073,640
Nu Skin Enterprises, Inc. Class A	55,300	1,378,629
O'Reilly Automotive, Inc. (a)	191,370	9,101,557
Penske Auto Group, Inc. (a)	97,400	1,106,464
Rush Enterprises, Inc. Class A (a)	86,623	1,157,283
Sonic Corp. (a)	62,980	488,095
The Talbots, Inc. (a)	95,500	984,605
Texas Roadhouse, Inc. (a)	13,800	174,156
Zumiez, Inc. (a)	105,500	1,699,605
		28,732,467
Semiconductors – 3.8%
Applied Micro Circuits Corp. (a)	136,940	1,435,131
Nanometrics, Inc. (a)	94,800	956,532
Netlogic Microsystems, Inc. (a)	90,170	2,452,624
ON Semiconductor Corp. (a)	240,600	1,535,028
Power Integrations, Inc.	31,620	1,018,006
QLogic Corp. (a)	156,550	2,601,861
Rovi Corp. (a)	28,430	1,077,781
Semtech Corp. (a)	263,700	4,316,769
Skyworks Solutions, Inc. (a)	140,560	2,360,003
Verigy Ltd. (a)	109,500	951,555
		18,705,290
Software – 7.1%
Athenahealth, Inc. (a)	48,100	1,256,853
Blackbaud, Inc.	192,550	4,191,813
Blackboard, Inc. (a)	86,250	3,219,713
CommVault Systems, Inc. (a)	280,700	6,315,750
Concur Technologies, Inc. (a)	101,080	4,314,094
EPIQ Systems, Inc. (a)	172,918	2,235,830
Informatica Corp. (a)	129,340	3,088,639
ManTech International Corp. Class A (a)	16,300	693,891
Omnicell, Inc. (a)	214,305	2,505,225
RightNow Technologies, Inc. (a)	79,900	1,253,631
Rosetta Stone, Inc. (a)	162,208	3,724,296
SolarWinds, Inc. (a)	157,600	2,527,904
		35,327,639
Telecommunications – 1.4%
Ciena Corp. (a)	39,800	504,664
Finisar Corp. (a)	98,930	1,474,057
Ixia (a)	63,500	545,465
Polycom, Inc. (a)	50,330	1,499,330
RF Micro Devices, Inc. (a)	59,780	233,740
tw telecom, inc. (a)	77,900	1,299,372
Vonage Holdings Corp. (a)	683,300	1,571,590
		7,128,218
Toys, Games & Hobbies – 0.3%
RC2 Corp. (a)	81,500	1,312,965
Transportation – 3.7%
Con-way, Inc.	45,900	1,377,918
Genesee & Wyoming, Inc. Class A (a)	43,100	1,608,061
Hub Group, Inc. Class A (a)	40,200	1,206,402
J.B. Hunt Transport Services, Inc.	194,490	6,353,988
Kansas City Southern (a)	52,100	1,893,835
Knight Transportation, Inc.	67,800	1,372,272
Old Dominion Freight Line, Inc. (a)	51,320	1,803,385

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Overseas Shipholding Group, Inc.	37,850	$1,401,964
Vitran Corp., Inc. (a)	82,700	1,094,120
		18,111,945
TOTAL COMMON STOCK (Cost $458,983,328)		470,794,124
CONVERTIBLE PREFERRED STOCK – 0.0%
Diversified Financial – 0.0%
Doral Financial Corp. (Acquired 4/19/10 – 5/03/10, Cost $128,000) (b) (c)	202	93,388
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $128,000)		93,388
TOTAL EQUITIES (Cost $459,111,328)		470,887,512
MUTUAL FUNDS – 3.4%
Diversified Financial – 3.4%
iShares Russell 2000 Growth Index Fund	216,400	14,407,912
iShares Russell 2000 Index Fund	39,500	2,412,660
		16,820,572
TOTAL MUTUAL FUNDS (Cost $17,248,639)		16,820,572
TOTAL LONG-TERM INVESTMENTS (Cost $476,359,967)		487,708,084
	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (d)	$9,545,270	9,545,270
TOTAL SHORT-TERM INVESTMENTS (Cost $9,545,270)		9,545,270
TOTAL INVESTMENTS – 100.4% (Cost $485,905,237) (e)		497,253,354
Other Assets/ (Liabilities) – (0.4)%		(2,041,346)
NET ASSETS – 100.0%		$495,212,008

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2010, these securities amounted to a value of $93,388 or 0.02% of net assets.
(d)	Maturity value of $9,545,273. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $9,740,456.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.3%
COMMON STOCK – 99.3%
Aerospace & Defense – 1.1%
Teledyne Technologies, Inc. (a)	4,263	$164,466
Triumph Group, Inc.	6,641	442,490
		606,956
Apparel – 1.2%
Carter's, Inc. (a)	3,490	91,613
Steven Madden Ltd. (a)	15,222	479,797
Wolverine World Wide, Inc.	3,560	89,783
		661,193
Automotive & Parts – 2.9%
American Axle & Manufacturing Holdings, Inc. (a)	49,805	365,070
ArvinMeritor, Inc. (a)	40,670	532,777
WABCO Holdings, Inc. (a)	21,741	684,407
		1,582,254
Banks – 1.0%
First Commonwealth Financial Corp.	30,235	158,734
UMB Financial Corp.	6,220	221,183
Westamerica Bancorp.	3,010	158,085
		538,002
Biotechnology – 1.3%
Alexion Pharmaceuticals, Inc. (a)	2,200	112,618
Human Genome Sciences, Inc. (a)	5,230	118,512
Regeneron Pharmaceuticals, Inc. (a)	12,325	275,094
Seattle Genetics, Inc. (a)	12,155	145,739
ZymoGenetics, Inc. (a)	13,210	55,746
		707,709
Building Materials – 0.1%
Quanex Building Products Corp.	4,000	69,160
Chemicals – 1.5%
Huntsman Corp.	95,075	824,300
Commercial Services – 7.5%
Aaron's, Inc.	4,040	68,963
Chemed Corp.	3,070	167,745
Coinstar, Inc. (a)	17,392	747,334
Emergency Medical Services Corp. Class A (a)	3,064	150,228
Exponent, Inc. (a)	1,740	56,933
Gartner, Inc. (a)	7,830	182,047
The Geo Group, Inc. (a)	38,905	807,279
Heidrick & Struggles International, Inc.	4,890	111,590
Kforce, Inc. (a)	9,120	116,280
Monster Worldwide, Inc. (a)	28,380	330,627
Ritchie Bros. Auctioneers, Inc.	17,291	315,042
Sotheby's	19,485	445,622
SuccessFactors, Inc. (a)	27,467	571,039
		4,070,729
Computers – 3.5%
CACI International, Inc. Class A (a)	2,200	93,456
Mentor Graphics Corp. (a)	12,380	109,563
Netezza Corp. (a)	43,873	600,183
Netscout Systems, Inc. (a)	12,900	183,438
Radiant Systems, Inc. (a)	15,155	219,141
Riverbed Technology, Inc. (a)	20,510	566,486
Smart Modular Technologies (WWH), Inc. (a)	19,360	113,256
		1,885,523
Cosmetics & Personal Care – 0.4%
Alberto-Culver Co.	5,210	141,139
Inter Parfums, Inc.	5,110	72,715
		213,854
Distribution & Wholesale – 0.3%
Owens & Minor, Inc.	5,635	159,921
Diversified Financial – 1.3%
Altisource Portfolio Solutions SA (a)	4,750	117,515
Duff & Phelps Corp. Class A	20,892	263,866
MarketAxess Holdings, Inc.	4,590	63,296
optionsXpress Holdings, Inc. (a)	11,580	182,269
Portfolio Recovery Associates, Inc. (a)	1,350	90,153
		717,099
Electrical Components & Equipment – 1.7%
EnerSys (a)	5,160	110,269
GrafTech International Ltd. (a)	54,245	793,062
		903,331
Electronics – 3.5%
Analogic Corp.	2,840	129,248
Coherent, Inc. (a)	20,766	712,274
Gentex Corp.	4,770	85,765
Oyo Geospace Corp. (a)	15,849	768,359
PerkinElmer, Inc.	3,140	64,904
Sonic Solutions (a)	6,330	52,855
Vishay Intertechnology, Inc. (a)	6,640	51,394
		1,864,799
Entertainment – 2.7%
Bally Technologies, Inc. (a)	23,646	765,894
Lions Gate Entertainment Corp. (a)	19,070	133,108
Shuffle Master, Inc. (a)	71,279	570,945
		1,469,947
Environmental Controls – 1.4%
Waste Connections, Inc. (a)	21,045	734,260
Foods – 0.5%
Lancaster Colony Corp.	1,910	101,918
Seneca Foods Corp. Class A (a)	990	31,937
United Natural Foods, Inc. (a)	4,230	126,392
		260,247
Hand & Machine Tools – 1.3%
Regal-Beloit Corp.	12,983	724,192
Health Care - Products – 6.4%
Alphatec Holdings, Inc. (a)	12,760	59,206

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Medical Systems Holdings, Inc. (a)	40,315	$891,768
AngioDynamics, Inc. (a)	4,050	59,738
Bruker Corp. (a)	18,860	229,338
Cutera, Inc. (a)	17,535	161,497
ev3, Inc. (a)	7,240	162,249
Natus Medical, Inc. (a)	4,270	69,558
PSS World Medical, Inc. (a)	4,620	97,713
Thoratec Corp. (a)	34,181	1,460,554
Vital Images, Inc. (a)	12,471	159,005
Volcano Corp. (a)	5,984	130,571
		3,481,197
Health Care - Services – 5.6%
Amedisys, Inc. (a)	10,642	467,929
Centene Corp. (a)	24,520	527,180
Genoptix, Inc. (a)	13,722	236,018
ICON PLC Sponsored ADR (Ireland) (a)	27,256	787,426
Lincare Holdings, Inc. (a)	21,414	696,169
MEDNAX, Inc. (a)	1,300	72,293
RehabCare Group, Inc. (a)	4,760	103,673
Thermo Fisher Scientific, Inc. (a)	2,240	109,872
		3,000,560
Home Furnishing – 2.6%
DTS, Inc. (a)	26,712	878,023
Universal Electronics, Inc. (a)	31,525	524,261
		1,402,284
Household Products – 0.2%
Jarden Corp.	3,210	86,253
Insurance – 0.6%
Arch Capital Group Ltd. (a)	1,370	102,065
MGIC Investment Corp. (a)	30,187	207,988
		310,053
Internet – 2.3%
Art Technology Group, Inc. (a)	25,370	86,765
Blue Nile, Inc. (a)	2,740	128,999
SonicWALL, Inc. (a)	9,630	113,153
TIBCO Software, Inc. (a)	69,970	843,838
Vocus, Inc. (a)	5,450	83,276
		1,256,031
Leisure Time – 0.4%
LIFE TIME FITNESS, Inc. (a)	3,620	115,080
WMS Industries, Inc. (a)	2,320	91,060
		206,140
Lodging – 0.6%
Choice Hotels International, Inc.	11,412	344,757
Machinery - Diversified – 0.3%
Columbus McKinnon Corp. (a)	4,140	57,836
The Middleby Corp. (a)	1,880	99,997
		157,833
Manufacturing – 0.3%
Crane Co.	2,160	65,254
EnPro Industries, Inc. (a)	2,590	72,908
		138,162
Metal Fabricate & Hardware – 0.9%
Haynes International, Inc.	1,180	36,379
Mueller Industries, Inc.	4,200	103,320
Northwest Pipe Co. (a)	19,136	363,584
		503,283
Mining – 0.9%
RTI International Metals, Inc. (a)	2,620	63,168
Titanium Metals Corp. (a)	23,730	417,411
		480,579
Oil & Gas – 2.9%
Brigham Exploration Co. (a)	26,245	403,648
Gulfport Energy Corp. (a)	11,140	132,120
Northern Oil and Gas, Inc. (a)	5,740	73,702
Oasis Petroleum, Inc. (a)	32,452	470,554
Penn Virginia Corp.	6,080	122,269
Quicksilver Resources, Inc. (a)	8,430	92,730
Unit Corp. (a)	6,730	273,171
		1,568,194
Oil & Gas Services – 2.5%
Dril-Quip, Inc. (a)	1,350	59,427
Lufkin Industries, Inc.	29,468	1,148,957
Oil States International, Inc. (a)	3,050	120,719
		1,329,103
Pharmaceuticals – 5.1%
BioMarin Pharmaceutical, Inc. (a)	18,842	357,244
Cardiome Pharma Corp. (a)	8,440	68,786
HealthExtras, Inc. (a)	3,450	119,025
Herbalife Ltd.	9,240	425,502
MAP Pharmaceuticals, Inc. (a)	5,580	73,210
NBTY, Inc. (a)	16,305	554,533
Nektar Therapeutics (a)	13,880	167,948
Onyx Pharmaceuticals, Inc. (a)	12,490	269,659
Pharmasset, Inc. (a)	2,240	61,242
Salix Pharmaceuticals Ltd. (a)	10,360	404,351
Sirona Dental Systems, Inc. (a)	970	33,795
SXC Health Solutions Corp. (a)	1,570	115,002
Theravance, Inc. (a)	4,730	59,456
United Therapeutics Corp. (a)	1,300	63,453
		2,773,206
Real Estate – 0.1%
Starwood Property Trust, Inc.	1,880	31,866
Real Estate Investment Trusts (REITS) – 0.9%
Hatteras Financial Corp.	4,090	113,784
MFA Financial, Inc.	8,570	63,418
Redwood Trust, Inc.	21,233	310,851
		488,053
Retail – 9.8%
99 Cents Only Stores (a)	10,930	161,764
BJ's Restaurants, Inc. (a)	35,110	828,596
Brinker International, Inc.	5,070	73,312
Cash America International, Inc.	28,026	960,451
The Cato Corp. Class A	2,690	59,234
Chico's FAS, Inc.	36,865	364,226
Chipotle Mexican Grill, Inc. (a)	462	63,206

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citi Trends, Inc. (a)	3,170	$104,420
Columbia Sportswear Co.	1,320	61,604
Genesco, Inc. (a)	43,883	1,154,562
Hibbett Sports, Inc. (a)	5,100	122,196
Jos. A. Bank Clothiers, Inc. (a)	2,040	110,140
P.F. Chang's China Bistro, Inc.	3,090	122,519
Tractor Supply Co.	2,410	146,938
Vitamin Shoppe, Inc. (a)	36,822	944,484
		5,277,652
Semiconductors – 10.5%
Formfactor, Inc. (a)	47,137	509,080
Integrated Device Technology, Inc. (a)	12,240	60,588
Mellanox Technologies Ltd. (a)	6,000	131,400
Netlogic Microsystems, Inc. (a)	3,720	101,184
OmniVision Technologies, Inc. (a)	6,130	131,427
ON Semiconductor Corp. (a)	90,433	576,963
Pericom Semiconductor Corp. (a)	8,560	82,176
PMC-Sierra, Inc. (a)	8,170	61,438
Rovi Corp. (a)	31,780	1,204,780
Rubicon Technology, Inc. (a)	17,710	527,581
Skyworks Solutions, Inc. (a)	6,560	110,142
Teradyne, Inc. (a)	33,800	329,550
TriQuint Semiconductor, Inc. (a)	22,120	135,153
Ultratech, Inc. (a)	6,680	108,684
Varian Semiconductor Equipment Associates, Inc. (a)	30,335	869,401
Veeco Instruments, Inc. (a)	14,825	508,201
Verigy Ltd. (a)	10,150	88,203
Volterra Semiconductor Corp. (a)	5,230	120,604
		5,656,555
Software – 9.1%
Acxiom Corp. (a)	5,810	85,349
Allscripts-Misys Healthcare Solutions, Inc. (a)	5,560	89,516
ANSYS, Inc. (a)	20,805	844,059
ArcSight, Inc. (a)	15,019	336,276
Blackboard, Inc. (a)	4,970	185,530
Eclipsys Corp. (a)	49,999	891,982
Informatica Corp. (a)	32,075	765,951
MedAssets, Inc. (a)	24,542	566,429
Quality Systems, Inc.	14,525	842,305
Quest Software, Inc. (a)	7,280	131,331
Take-Two Interactive Software, Inc. (a)	9,190	82,710
THQ, Inc. (a)	17,840	77,069
		4,898,507
Telecommunications – 1.5%
Atheros Communications, Inc. (a)	3,190	87,853
EMS Technologies, Inc. (a)	34,623	520,037
Harmonic, Inc. (a)	21,260	115,654
Infinera Corp. (a)	12,450	80,054
		803,598
Transportation – 2.6%
Hub Group, Inc. Class A (a)	2,260	67,823
Knight Transportation, Inc.	6,650	134,596
Landstar System, Inc.	22,025	858,755
Nordic American Tanker Shipping Ltd.	3,850	108,146
Roadrunner Transportation Systems, Inc. (a)	5,140	73,039
Werner Enterprises, Inc.	7,610	166,583
		1,408,942
TOTAL COMMON STOCK (Cost $48,845,021)		53,596,284
TOTAL EQUITIES (Cost $48,845,021)		53,596,284
MUTUAL FUNDS – 0.3%
Diversified Financial – 0.3%
iShares Russell 2000 Growth Index Fund	2,520	167,782
TOTAL MUTUAL FUNDS (Cost $172,222)		167,782
TOTAL LONG-TERM INVESTMENTS (Cost $49,017,243)		53,764,066
	Principal Amount
SHORT-TERM INVESTMENTS – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$347,029	347,029
TOTAL SHORT-TERM INVESTMENTS (Cost $347,029)		347,029
TOTAL INVESTMENTS – 100.3% (Cost $49,364,272) (c)		54,111,095
Other Assets/ (Liabilities) – (0.3)%		(146,047)
NET ASSETS – 100.0%		$53,965,048

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $347,029. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $358,046.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.8%
COMMON STOCK – 94.0%
Aerospace & Defense – 1.9%
BAE Systems PLC	223,600	$1,039,193
Rolls-Royce Group PLC (a)	134,200	1,118,003
Rolls-Royce Group PLC Class C (a) (b)	12,078,000	18,053
		2,175,249
Agriculture – 2.8%
British American Tobacco PLC	41,100	1,301,945
Imperial Tobacco Group PLC	23,000	641,550
Japan Tobacco, Inc.	418	1,298,173
		3,241,668
Apparel – 0.3%
Yue Yuen Industrial Holdings Ltd.	92,500	286,784
Auto Manufacturers – 3.3%
Bayerische Motoren Werke AG	34,700	1,686,886
Dongfeng Motor Group Co. Ltd. Class H	546,000	616,551
Nissan Motor Co. Ltd. (a)	213,500	1,478,524
		3,781,961
Banks – 16.2%
Australia & New Zealand Banking Group Ltd.	31,600	571,466
Banco do Brasil SA	110,900	1,523,411
Bank of China Ltd. Class H	1,011,000	510,042
Barclays PLC	349,800	1,387,346
BNP Paribas	29,251	1,569,758
China Construction Bank Corp. Class H	922,000	741,984
Danske Bank A/S (a)	54,500	1,052,005
Deutsche Bank AG	24,100	1,369,478
KB Financial Group, Inc.	38,806	1,481,309
KBC Groep NV (a)	9,900	381,648
National Australia Bank Ltd.	89,200	1,735,697
National Bank of Canada	12,700	652,034
OTP Bank PLC (a)	29,900	606,052
Societe Generale	28,232	1,154,264
Sumitomo Mitsui Financial Group, Inc.	42,600	1,201,404
The Toronto-Dominion Bank	7,500	487,813
Turkiye Garanti Bankasi AS	206,500	858,657
Turkiye Vakiflar Bankasi TAO	153,000	348,661
UniCredit SpA	493,350	1,100,642
		18,733,671
Beverages – 0.7%
Carlsberg A/S Class B	11,000	840,558
Coal – 1.1%
Banpu PCL	39,900	742,213
Yanzhou Coal Mining Co. Ltd. Class H	242,000	466,080
		1,208,293
Commercial Services – 1.5%
Randstad Holding NV (a)	26,100	1,032,533
Rentokil Initial PLC (a)	422,900	671,708
		1,704,241
Computers – 0.9%
Cap Gemini SA	23,600	1,036,315
Compal Electronics, Inc.	285	340
		1,036,655
Distribution & Wholesale – 2.6%
Inchcape PLC (a)	107,780	393,872
ITOCHU Corp.	62,000	482,916
Mitsubishi Corp.	59,100	1,230,263
Mitsui & Co. Ltd.	80,200	941,910
		3,048,961
Diversified Financial – 2.0%
Hana Financial Group, Inc.	45,900	1,215,700
Macquarie Group Ltd.	11,600	359,607
ORIX Corp.	10,590	768,399
		2,343,706
Electric – 3.7%
E.ON AG	57,500	1,555,734
Electricite de France	22,700	867,028
RWE AG	7,350	481,506
The Tokyo Electric Power Co., Inc.	49,700	1,351,585
		4,255,853
Electrical Components & Equipment – 2.1%
Sharp Corp.	93,000	978,099
Toshiba Corp. (a)	289,000	1,434,354
		2,412,453
Electronics – 1.5%
AU Optronics Corp.	1,640,790	1,460,601
Murata Manufacturing Co. Ltd.	6,700	318,782
		1,779,383
Engineering & Construction – 1.2%
Bouygues SA	35,600	1,370,501
Foods – 0.6%
Casino Guichard-Perrachon SA	9,400	713,444
Gas – 0.4%
Tokyo Gas Co. Ltd.	89,000	406,483
Holding Company - Diversified – 1.8%
Bidvest Group Ltd.	82,602	1,314,559
Noble Group Ltd.	289,000	349,703
TUI Travel PLC	114,000	353,785
		2,018,047
Home Furnishing – 1.2%
Electrolux AB Class B	18,100	415,525
Sony Corp.	38,200	1,015,780
		1,431,305
Insurance – 2.5%
Allianz SE	20,234	2,019,350
Muenchener Rueckversicherungs AG	4,400	553,639
Old Mutual PLC	178,400	272,999
		2,845,988
Iron & Steel – 0.8%
Tata Steel Ltd.	85,400	885,705
Leisure Time – 0.4%
Thomas Cook Group PLC	186,200	491,236
Machinery - Construction & Mining – 1.6%
Rio Tinto PLC	41,300	1,808,005
Media – 1.8%
Lagardere S.C.A	27,800	865,748

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vivendi SA	60,070	$1,221,427
		2,087,175
Mining – 5.4%
Eurasian Natural Resources Corp. PLC	38,200	486,091
Gold Fields Ltd. Sponsored ADR (South Africa)	25,600	342,272
Hindalco Industries Ltd.	210,700	647,942
Kazakhmys PLC	32,400	475,565
KGHM Polska Miedz SA	22,500	587,243
Korea Zinc Co. Ltd.	2,600	458,117
Lundin Mining Corp. (a)	113,200	321,279
Mitsubishi Materials Corp. (a)	271,000	722,649
Sesa Goa Ltd.	54,900	410,329
Xstrata PLC	134,530	1,763,231
		6,214,718
Oil & Gas – 12.2%
BP PLC	222,600	1,069,514
EnCana Corp.	32,400	984,938
ENI SpA	58,600	1,081,181
Gazprom OAO Sponsored ADR (Russia)	72,300	1,359,963
JX Holdings, Inc. (a)	72,000	351,576
KazMunaiGas Exploration Production GDR (Kazakhstan)	21,900	407,340
LUKOIL OAO Sponsored ADR (Russia)	30,300	1,560,450
Nexen, Inc.	64,102	1,265,660
OMV AG	23,500	711,845
Petroleo Brasileiro SA Sponsored ADR (Brazil)	17,100	509,580
Royal Dutch Shell PLC Class A	131,700	3,358,715
Suncor Energy, Inc.	48,636	1,436,769
		14,097,531
Oil & Gas Services – 0.3%
Petroleum Geo-Services ASA (a)	46,850	392,417
Pharmaceuticals – 6.7%
AstraZeneca PLC	51,200	2,406,709
Bayer AG	25,700	1,441,203
Novartis AG	41,000	1,989,728
Sanofi-Aventis	31,300	1,897,049
		7,734,689
Real Estate – 2.6%
Mitsui Fudosan Co. Ltd.	83,000	1,159,191
New World Development Ltd.	429,000	693,020
Shimao Property Holdings Ltd.	348,500	540,827
Sumitomo Realty & Development Co. Ltd.	38,000	647,437
		3,040,475
Retail – 2.1%
Esprit Holdings Ltd.	163,600	884,349
Marks & Spencer Group PLC	225,700	1,112,815
PPR	3,600	446,507
		2,443,671
Semiconductors – 3.1%
Powertech Technology, Inc.	136,000	376,937
Samsung Electronics Co., Ltd.	4,110	2,580,619
United Microelectronics Corp. (a)	1,362,000	602,110
		3,559,666
Software – 0.2%
Konami Corp.	17,700	278,691
Telecommunications – 8.3%
China Mobile Ltd.	66,000	655,689
France Telecom SA	66,100	1,146,397
KDDI Corp.	107	507,744
Nippon Telegraph & Telephone Corp.	38,900	1,586,633
Nokia Oyj	134,200	1,101,336
Telecom Italia SpA	759,200	841,022
Telecom Italia SpA- RSP	656,100	600,907
Telefonica SA	13,700	254,274
Vodafone Group PLC	1,394,100	2,890,039
		9,584,041
Toys, Games & Hobbies – 0.2%
Namco Bandai Holdings, Inc.	19,700	172,664
TOTAL COMMON STOCK (Cost $129,933,566)		108,425,888
PREFERRED STOCK – 1.8%
Banks – 0.3%
Banco Bradesco SA BRL 2.680%	21,370	334,760
Mining – 1.5%
Vale SA 2.450%	81,300	1,708,926
TOTAL PREFERRED STOCK (Cost $2,481,265)		2,043,686
TOTAL EQUITIES (Cost $132,414,831)		110,469,574
WARRANTS – 0.6%
Diversified Financial – 0.6%
Merrill Lynch & Co., Inc., Expires 12/23/14, Strike 0.00 (a)	63,200	659,201
TOTAL WARRANTS (Cost $842,101)		659,201
TOTAL LONG-TERM INVESTMENTS (Cost $133,256,932)		111,128,775
	Principal Amount
SHORT-TERM INVESTMENTS – 3.4%
Repurchase Agreement – 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (c)	$3,964,216	3,964,216
TOTAL SHORT-TERM INVESTMENTS (Cost $3,964,216)		3,964,216
TOTAL INVESTMENTS – 99.8% (Cost $137,221,148) (d)		115,092,991
Other Assets/ (Liabilities) – 0.2%		255,326
NET ASSETS – 100.0%		$115,348,317

Notes to Portfolio of Investments
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $3,964,217. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $4,044,828.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.6%
COMMON STOCK – 97.5%
Advertising – 0.8%
Publicis Groupe	92,200	$3,683,678
Aerospace & Defense – 0.7%
BAE Systems PLC	464,600	2,159,254
Rolls-Royce Group PLC (a)	166,200	1,384,590
Rolls-Royce Group PLC Class C (a) (b)	14,958,000	22,358
		3,566,202
Agriculture – 1.3%
British American Tobacco PLC	35,100	1,111,880
Imperial Tobacco Group PLC	20,500	571,816
Japan Tobacco, Inc.	1,005	3,121,206
KT&G Corp.	27,300	1,342,328
		6,147,230
Apparel – 0.6%
Burberry Group PLC	219,380	2,474,811
Yue Yuen Industrial Holdings Ltd.	88,500	274,383
		2,749,194
Auto Manufacturers – 2.6%
Bayerische Motoren Werke AG	60,200	2,926,529
Daimler AG (a)	39,900	2,030,667
Dongfeng Motor Group Co. Ltd. Class H	508,000	573,641
Honda Motor Co. Ltd.	70,100	2,033,740
Nissan Motor Co. Ltd. (a)	136,900	948,056
Toyota Motor Corp.	124,700	4,283,993
		12,796,626
Banks – 10.1%
Australia & New Zealand Banking Group Ltd.	29,400	531,680
Banco do Brasil SA	102,300	1,405,275
Banco Santander SA	474,038	5,006,436
Banco Santander SA ADS (Brazil)	125,340	1,294,762
Bank of China Ltd. Class H	1,865,000	940,878
Bank of Ireland (a)	1,112,750	919,632
Barclays PLC	164,500	652,425
BNP Paribas	96,341	5,170,149
China Construction Bank Corp. Class H	605,000	486,877
Danske Bank A/S (a)	46,900	905,304
Deutsche Bank AG	21,800	1,238,781
Erste Group Bank AG	32,328	1,033,675
The Governor & Co. of The Bank of Ireland (a)	211,000	167,999
HSBC Holdings PLC	657,903	6,004,476
ICICI Bank Ltd. Sponsored ADR (India)	73,550	2,658,097
Julius Baer Group Ltd.	141,170	4,020,345
KB Financial Group, Inc.	37,934	1,448,023
Komercni Banka AS	10,473	1,702,680
National Australia Bank Ltd.	79,500	1,546,949
National Bank of Canada	7,900	405,596
Societe Generale	22,576	923,019
Standard Chartered PLC	200,921	4,879,497
Sumitomo Mitsui Financial Group, Inc.	116,200	3,277,070
The Toronto-Dominion Bank	6,700	435,780
Turkiye Garanti Bankasi AS	184,200	765,931
Turkiye Vakiflar Bankasi TAO	175,300	399,479
UniCredit SpA	446,775	996,735
		49,217,550
Beverages – 5.6%
Carlsberg A/S Class B	10,325	788,978
Diageo PLC	621,717	9,745,627
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	52,000	2,243,800
Foster's Group Ltd.	393,200	1,873,859
Heineken Holding NV Class A	57,900	2,123,058
Heineken NV	162,890	6,939,809
Pernod-Ricard SA	46,749	3,634,688
		27,349,819
Building Materials – 0.1%
Geberit AG Registered	3,000	465,349
Chemicals – 5.6%
Air Liquide	45,094	4,552,295
Akzo Nobel NV	106,140	5,518,255
Givaudan SA Registered	6,112	5,167,571
Linde AG	81,650	8,616,929
Shin-Etsu Chemical Co. Ltd.	77,100	3,583,221
		27,438,271
Coal – 0.3%
Banpu PCL	35,400	658,505
Yanzhou Coal Mining Co. Ltd. Class H	302,000	581,637
		1,240,142
Commercial Services – 3.8%
Adecco SA	78,400	3,700,153
Brambles Ltd.	526,800	2,419,394
Experian PLC	323,500	2,802,121
G4S PLC	868,800	3,443,932
Hays PLC	832,640	1,130,149
Meitec Corp.	67,900	1,222,793
Randstad Holding NV (a)	87,100	3,445,732
Rentokil Initial PLC (a)	371,600	590,226
		18,754,500
Computers – 0.2%
Cap Gemini SA	14,900	654,284
Compal Electronics, Inc.	365	435
Quanta Computer, Inc.	200,000	361,531
		1,016,250
Cosmetics & Personal Care – 0.9%
Beiersdorf AG	75,440	4,168,056
Distribution & Wholesale – 1.2%
Inchcape PLC (a)	104,300	381,155
ITOCHU Corp.	39,000	303,770
Li & Fung Ltd.	512,800	2,302,108
Mitsubishi Corp.	55,600	1,157,405
Mitsui & Co. Ltd.	74,500	874,966
Wolseley PLC (a)	43,700	854,700
		5,874,104
Diversified Financial – 5.3%
Aeon Credit Service Co. Ltd.	104,100	922,335
Credit Suisse Group	125,300	4,710,556
Daiwa Securities Group, Inc.	1,137,520	4,780,349
Deutsche Boerse AG	55,880	3,412,303

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Financiero Banorte SAB de CV	49,000	$187,145
Hana Financial Group, Inc.	39,700	1,051,488
Macquarie Group Ltd.	14,600	452,609
Nomura Holdings, Inc.	251,400	1,374,873
ORIX Corp.	16,660	1,208,831
Schroders PLC	21,100	313,105
Schroders PLC	101,600	1,829,199
UBS AG (a)	408,401	5,415,091
		25,657,884
Electric – 1.3%
E.ON AG	117,268	3,172,831
Electricite de France	20,300	775,360
Red Electrica Corp. SA	23,903	858,780
RWE AG	6,760	442,854
The Tokyo Electric Power Co., Inc.	43,700	1,188,416
		6,438,241
Electrical Components & Equipment – 2.3%
Legrand SA	73,770	2,184,351
Schneider Electric SA	69,855	7,106,208
Sharp Corp.	47,000	494,308
Toshiba Corp. (a)	269,000	1,335,091
		11,119,958
Electronics – 2.4%
AU Optronics Corp.	1,544,800	1,375,152
Fanuc Ltd.	26,200	2,936,390
Hirose Electric Co. Ltd.	10,400	948,577
Hoya Corp.	206,800	4,386,708
Murata Manufacturing Co. Ltd.	6,100	290,235
Omron Corp.	69,100	1,492,882
Orbotech Ltd. (a)	33,200	359,224
		11,789,168
Engineering & Construction – 0.2%
Bouygues SA	27,900	1,074,073
Entertainment – 0.4%
Ladbrokes PLC	405,704	766,418
William Hill PLC	424,922	1,072,120
		1,838,538
Food Services – 0.4%
Sodexo	32,300	1,798,022
Foods – 4.7%
Casino Guichard-Perrachon SA	8,900	675,495
Danone SA	134,815	7,235,884
Nestle SA	275,615	13,302,119
Tesco PLC	325,217	1,831,860
		23,045,358
Forest Products & Paper – 0.4%
Svenska Cellulosa AB Class B	152,200	1,800,489
Gas – 0.3%
Gaz De France	52,377	1,489,393
Health Care - Products – 1.4%
Sonova Holding AG	11,751	1,441,426
Synthes, Inc.	48,193	5,543,162
		6,984,588
Holding Company - Diversified – 1.9%
Bidvest Group Ltd.	35,552	565,788
LVMH Moet Hennessy Louis Vuitton SA	79,816	8,738,246
TUI Travel PLC	48,800	151,445
		9,455,479
Home Furnishing – 0.3%
Electrolux AB Class B	18,500	424,708
Sony Corp.	35,400	941,325
		1,366,033
Household Products – 1.6%
Reckitt Benckiser Group PLC	162,938	7,539,979
Insurance – 3.0%
Allianz SE	61,200	6,107,751
AXA SA	141,447	2,156,044
Industrial Alliance Insurance & Financial Services, Inc.	3,600	118,467
ING Groep NV (a)	477,090	3,560,103
Muenchener Rueckversicherungs AG	4,102	516,142
Old Mutual PLC	310,800	475,607
Swiss Reinsurance Co. Ltd.	39,969	1,644,630
		14,578,744
Iron & Steel – 0.4%
ArcelorMittal	50,300	1,344,566
JFE Holdings, Inc.	23,700	730,918
		2,075,484
Leisure Time – 0.1%
Thomas Cook Group PLC	127,800	337,164
Machinery - Construction & Mining – 0.3%
Rio Tinto PLC	32,700	1,431,520
Machinery - Diversified – 0.3%
MAN SE	16,693	1,383,183
Manufacturing – 1.2%
Bombardier, Inc. Class B	103,000	470,058
Konica Minolta Holdings, Inc.	142,500	1,369,922
Olympus Corp.	59,600	1,409,278
Smiths Group PLC	175,443	2,777,847
		6,027,105
Media – 4.8%
British Sky Broadcasting Group PLC	273,600	2,854,829
Grupo Televisa SA Sponsored ADR (Mexico)	154,000	2,681,140
Reed Elsevier PLC	482,200	3,561,176
Societe Television Francaise 1	266,400	3,499,276
Thomson Reuters Corp.	56,600	2,033,341
Vivendi SA	60,700	1,234,237
Wolters Kluwer NV	201,310	3,860,838
WPP PLC	412,846	3,883,868
		23,608,705
Metal Fabricate & Hardware – 1.1%
Assa Abloy AB, Series B	172,000	3,450,128
Vallourec SA	10,575	1,814,744
		5,264,872
Mining – 1.3%
BHP Billiton Ltd.	12,600	394,744
Eurasian Natural Resources Corp. PLC	39,300	500,088
Gold Fields Ltd. Sponsored ADR (South Africa)	22,500	300,825
Hindalco Industries Ltd.	216,700	666,394
Kazakhmys PLC	27,800	408,046
KGHM Polska Miedz SA	23,000	600,293
Korea Zinc Co. Ltd.	2,300	405,258
Lundin Mining Corp. (a)	121,500	344,835
Mitsubishi Materials Corp. (a)	238,000	634,651
Sesa Goa Ltd.	51,900	387,907
Xstrata PLC	124,300	1,629,151
		6,272,192
Office Equipment/Supplies – 1.4%
Canon, Inc.	178,450	6,646,400

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 4.8%
BP PLC	195,900	$941,230
CNOOC Ltd.	1,129,000	1,918,884
EnCana Corp.	27,800	845,101
ENI SpA	27,100	500,000
Gazprom OAO Sponsored ADR (Russia)	72,600	1,365,606
Inpex Corp.	678	3,764,474
KazMunaiGas Exploration Production GDR (Kazakhstan)	20,800	386,880
LUKOIL OAO Sponsored ADR (Russia)	17,200	885,800
Nexen, Inc.	59,491	1,174,618
OMV AG	12,700	384,699
Petroleo Brasileiro SA Sponsored ADR (Brazil)	15,900	473,820
Royal Dutch Shell PLC Class A	110,400	2,815,506
Royal Dutch Shell PLC Class A	138,400	3,496,480
Suncor Energy, Inc.	36,864	1,089,010
Total SA	74,970	3,353,417
		23,395,525
Oil & Gas Services – 0.1%
Cie Generale de Geophysique-Veritas (a)	20,200	356,594
Petroleum Geo-Services ASA (a)	41,750	349,699
		706,293
Pharmaceuticals – 6.1%
Actelion Ltd. (a)	28,953	1,080,001
AstraZeneca PLC	32,800	1,541,798
Bayer AG	94,410	5,294,317
Celesio AG	2,800	61,263
GlaxoSmithKline PLC	162,300	2,751,629
Merck KGaA	38,370	2,809,503
Novartis AG	99,370	4,822,421
Roche Holding AG	69,232	9,509,835
Sanofi-Aventis	28,400	1,721,284
		29,592,051
Real Estate – 0.5%
Mitsui Fudosan Co. Ltd.	78,000	1,089,360
New World Development Ltd.	214,000	345,702
Shimao Property Holdings Ltd.	293,500	455,474
Sumitomo Realty & Development Co. Ltd.	32,000	545,210
		2,435,746
Retail – 4.2%
Aeon Co. Ltd.	45,000	477,127
Cie Financiere Richemont SA	212,998	7,412,390
Esprit Holdings Ltd.	548,600	2,965,487
Lawson, Inc.	73,600	3,213,426
Marks & Spencer Group PLC	210,400	1,037,379
PPR	3,300	409,297
Signet Jewelers Ltd. (a)	103,300	2,840,750
Swatch Group AG	7,250	2,029,569
Travis Perkins PLC (a)	22,400	243,792
		20,629,217
Semiconductors – 3.5%
Powertech Technology, Inc.	210,000	582,035
Rohm Co. Ltd.	72,900	4,349,541
Samsung Electronics Co., Ltd.	12,928	8,117,334
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	307,537	3,001,561
Tokyo Electron Ltd.	8,600	463,959
United Microelectronics Corp. (a)	1,751,000	774,078
		17,288,508
Software – 2.1%
Infosys Technologies Ltd. Sponsored ADR (India)	73,320	4,392,601
SAP AG	135,720	6,058,945
		10,451,546
Telecommunications – 3.1%
America Movil SAB de CV Sponsored ADR (Mexico)	18,160	862,600
China Mobile Ltd.	58,000	576,212
France Telecom SA	55,600	964,291
KDDI Corp.	144	683,319
LG Telecom Ltd.	22,230	138,134
MTN Group Ltd.	150,210	1,981,622
Nippon Telegraph & Telephone Corp.	37,500	1,529,531
Nokia Oyj	152,300	1,249,877
Singapore Telecommunications Ltd.	1,310,500	2,836,727
Telecom Corp. of New Zealand Ltd.	99,796	128,766
Telecom Italia SpA	723,800	801,806
Telecom Italia SpA- RSP	566,300	518,661
Vodafone Group PLC	1,336,700	2,771,046
		15,042,592
Toys, Games & Hobbies – 0.0%
Namco Bandai Holdings, Inc.	11,000	96,411
Transportation – 2.5%
Canadian National Railway Co.	126,590	7,263,734
East Japan Railway	3,400	226,414
Kuehne & Nagel International AG	18,100	1,854,492
TNT NV	120,479	3,051,977
		12,396,617
TOTAL COMMON STOCK (Cost $517,197,038)		475,524,049
PREFERRED STOCK – 0.1%
Banks – 0.0%
Banco Bradesco SA 2.460%	18,730	293,405
Mining – 0.1%
Vale SA 2.190%	23,500	493,970
TOTAL PREFERRED STOCK (Cost $836,884)		787,375
TOTAL EQUITIES (Cost $518,033,922)		476,311,424
WARRANTS – 0.3%
Diversified Financial – 0.3%
Credit Suisse/Nassau, Expires 9/15/14, Strike 0.00 (a)	15,690,000	488,116

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merrill Lynch & Co., Inc., Expires 12/23/14, Strike 0.00 (a)	77,200	$805,227
		1,293,343
TOTAL WARRANTS (Cost $1,475,781)		1,293,343
TOTAL LONG-TERM INVESTMENTS (Cost $519,509,703)		477,604,767
	Principal Amount
SHORT-TERM INVESTMENTS – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (c)	$7,318,967	7,318,967
Time Deposits – 0.0%
Euro Time Deposit 0.010% 7/01/10	27,331	27,331
TOTAL SHORT-TERM INVESTMENTS (Cost $7,346,298)		7,346,298
TOTAL INVESTMENTS – 99.4% (Cost $526,856,001) (d)		484,951,065
Other Assets/ (Liabilities) – 0.6%		2,769,272
NET ASSETS – 100.0%		$487,720,337

Notes to Portfolio of Investments
ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $7,318,969. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $7,470,883.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	22,234	$191,654
MassMutual Premier Core Bond Fund, Class S (a)	831,355	9,543,956
MassMutual Premier Discovery Value Fund, Class S (a)	14,291	114,469
MassMutual Premier Diversified Bond Fund, Class S (a)	1,418,404	15,219,471
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	494,780	3,750,435
MassMutual Premier Enhanced Index Value Fund, Class S (a)	442,368	3,711,468
MassMutual Premier Focused International Fund, Class S (a)	56,743	561,761
MassMutual Premier High Yield Fund, Class S (a)	296,330	2,560,289
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,335,917	14,334,389
MassMutual Premier International Bond Fund, Class S (a)	494,066	4,841,846
MassMutual Premier International Equity Fund, Class S (a)	106,827	1,253,086
MassMutual Premier Main Street Small Cap Fund, Class S (a)	24,051	205,877
MassMutual Premier Money Market Fund, Class S (a)	1,107,056	1,107,055
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,738,707	18,638,940
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	200,988	2,922,364
MassMutual Premier Value Fund, Class S (a)	9,708	113,685
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	71,439	386,486
MassMutual Select Blue Chip Growth Fund, Class S (a)	49,828	417,060
MassMutual Select Core Opportunities Fund, Class S (a) (b)	186,801	1,410,346
MassMutual Select Diversified International Fund, Class S (a)	216,999	1,245,572
MassMutual Select Diversified Value Fund, Class S (a)	69,670	519,742
MassMutual Select Focused Value Fund, Class S (a) (b)	103,158	1,416,359
MassMutual Select Fundamental Value Fund, Class S (a)	104,296	902,162
MassMutual Select Large Cap Growth Fund, Class S (a)	113,347	820,635
MassMutual Select Large Cap Value Fund, Class S (a)	33,934	298,961
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	53,709	447,398
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	56,866	696,614
MassMutual Select Mid-Cap Value Fund, Class S (a)	119,008	963,963
MassMutual Select Overseas Fund, Class S (a) (b)	501,791	2,995,690
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	22,336	306,456
MassMutual Select Small Cap Value Equity Fund, Class S (a)	57,875	422,486
MassMutual Select Small Company Growth Fund, Class S (a) (b)	66,793	498,275
MassMutual Select Small Company Value Fund, Class S (a)	51,419	565,097
MassMutual Select Strategic Bond Fund, Class S (a)	426,381	4,161,480
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	846,223	2,580,979
Oppenheimer Real Estate Fund, Class Y (a)	172,589	2,701,016
		102,827,522
TOTAL MUTUAL FUNDS (Cost $94,414,012)		102,827,522
TOTAL LONG-TERM INVESTMENTS (Cost $94,414,012)		102,827,522
TOTAL INVESTMENTS – 100.1% (Cost $94,414,012) (c)		102,827,522
Other Assets/ (Liabilities) – (0.1)%		(92,374)
NET ASSETS – 100.0%		$102,735,148

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	24,984	$215,365
MassMutual Premier Core Bond Fund, Class S (a)	928,298	10,656,856
MassMutual Premier Discovery Value Fund, Class S (a)	37,534	300,647
MassMutual Premier Diversified Bond Fund, Class S (a)	1,280,999	13,745,122
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	855,408	6,483,996
MassMutual Premier Enhanced Index Value Fund, Class S (a)	773,272	6,487,748
MassMutual Premier Focused International Fund, Class S (a)	102,973	1,019,436
MassMutual Premier High Yield Fund, Class S (a)	243,543	2,104,213
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,105,287	11,859,732
MassMutual Premier International Bond Fund, Class S (a)	386,025	3,783,046
MassMutual Premier International Equity Fund, Class S (a)	206,048	2,416,942
MassMutual Premier Main Street Small Cap Fund, Class S (a)	151,165	1,293,971
MassMutual Premier Money Market Fund, Class S (a)	350,583	350,583
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,037,933	11,126,646
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	300,445	4,368,466
MassMutual Premier Value Fund, Class S (a)	23,038	269,780
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	156,273	845,435
MassMutual Select Blue Chip Growth Fund, Class S (a)	117,457	983,118
MassMutual Select Core Opportunities Fund, Class S (a) (b)	215,231	1,624,991
MassMutual Select Diversified International Fund, Class S (a)	455,598	2,615,130
MassMutual Select Diversified Value Fund, Class S (a)	155,830	1,162,490
MassMutual Select Focused Value Fund, Class S (a) (b)	119,985	1,647,389
MassMutual Select Fundamental Value Fund, Class S (a)	197,760	1,710,623
MassMutual Select Large Cap Growth Fund, Class S (a)	254,617	1,843,427
MassMutual Select Large Cap Value Fund, Class S (a)	56,248	495,541
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	135,160	1,125,881
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	147,068	1,801,586
MassMutual Select Mid-Cap Value Fund, Class S (a)	303,530	2,458,590
MassMutual Select Overseas Fund, Class S (a) (b)	984,994	5,880,415
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	44,330	608,206
MassMutual Select Small Cap Value Equity Fund, Class S (a)	106,193	775,209
MassMutual Select Small Company Growth Fund, Class S (a) (b)	120,432	898,426
MassMutual Select Small Company Value Fund, Class S (a)	95,199	1,046,238
MassMutual Select Strategic Bond Fund, Class S (a)	358,302	3,497,029
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	1,212,621	3,698,494
Oppenheimer Real Estate Fund, Class Y (a)	193,034	3,020,982
		114,221,749
TOTAL MUTUAL FUNDS (Cost $108,871,837)		114,221,749
TOTAL LONG-TERM INVESTMENTS (Cost $108,871,837)		114,221,749
TOTAL INVESTMENTS – 100.1% (Cost $108,871,837) (c)		114,221,749
Other Assets/ (Liabilities) – (0.1)%		(88,649)
NET ASSETS – 100.0%		$114,133,100

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2015 Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 101.1%
Diversified Financial – 101.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	300	$2,582
MassMutual Premier Core Bond Fund, Class S (a)	4,887	56,100
MassMutual Premier Discovery Value Fund, Class S (a)	414	3,316
MassMutual Premier Diversified Bond Fund, Class S (a)	7,695	82,570
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	6,277	47,582
MassMutual Premier Enhanced Index Value Fund, Class S (a)	5,671	47,579
MassMutual Premier Focused International Fund, Class S (a)	1,470	14,552
MassMutual Premier High Yield Fund, Class S (a)	3,006	25,973
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	7,304	78,372
MassMutual Premier International Bond Fund, Class S (a)	3,210	31,454
MassMutual Premier International Equity Fund, Class S (a)	2,000	23,465
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,501	12,849
MassMutual Premier Short-Duration Bond Fund, Class S (a)	3,847	41,237
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	2,878	41,842
MassMutual Premier Value Fund, Class S (a)	275	3,211
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	2,509	13,572
MassMutual Select Blue Chip Growth Fund, Class S (a)	2,017	16,880
MassMutual Select Core Opportunities Fund, Class S (a) (b)	1,359	10,262
MassMutual Select Diversified International Fund, Class S (a)	5,746	32,980
MassMutual Select Diversified Value Fund, Class S (a)	2,117	15,795
MassMutual Select Focused Value Fund, Class S (a) (b)	799	10,969
MassMutual Select Fundamental Value Fund, Class S (a)	3,049	26,378
MassMutual Select Large Cap Growth Fund, Class S (a)	2,908	21,052
MassMutual Select Large Cap Value Fund, Class S (a)	918	8,084
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,421	11,836
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	1,845	22,605
MassMutual Select Mid-Cap Value Fund, Class S (a)	3,643	29,511
MassMutual Select Overseas Fund, Class S (a) (b)	9,964	59,484
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,021	14,012
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,376	10,045
MassMutual Select Small Company Growth Fund, Class S (a) (b)	1,584	11,820
MassMutual Select Small Company Value Fund, Class S (a)	1,387	15,246
MassMutual Select Strategic Bond Fund, Class S (a)	2,769	27,026
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	10,404	31,733
Oppenheimer Real Estate Fund, Class Y (a)	2,653	41,513
		943,487
TOTAL MUTUAL FUNDS (Cost $1,009,506)		943,487
TOTAL LONG-TERM INVESTMENTS (Cost $1,009,506)		943,487
TOTAL INVESTMENTS – 101.1% (Cost $1,009,506) (c)		943,487
Other Assets/ (Liabilities) – (1.1)%		(9,883)
NET ASSETS – 100.0%		$933,604

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	242,210	$2,087,848
MassMutual Premier Core Bond Fund, Class S (a)	1,491,850	17,126,434
MassMutual Premier Discovery Value Fund, Class S (a)	125,512	1,005,352
MassMutual Premier Diversified Bond Fund, Class S (a)	1,794,770	19,257,885
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	3,045,486	23,084,786
MassMutual Premier Enhanced Index Value Fund, Class S (a)	2,681,478	22,497,603
MassMutual Premier Focused International Fund, Class S (a)	515,089	5,099,383
MassMutual Premier High Yield Fund, Class S (a)	874,615	7,556,670
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,523,579	16,348,003
MassMutual Premier International Bond Fund, Class S (a)	1,014,928	9,946,290
MassMutual Premier International Equity Fund, Class S (a)	1,008,356	11,828,013
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,944,912	16,648,449
MassMutual Premier Short-Duration Bond Fund, Class S (a)	882,032	9,455,381
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	1,016,170	14,775,112
MassMutual Premier Value Fund, Class S (a)	106,094	1,242,363
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	1,282,842	6,940,177
MassMutual Select Blue Chip Growth Fund, Class S (a)	798,885	6,686,670
MassMutual Select Core Opportunities Fund, Class S (a) (b)	645,338	4,872,302
MassMutual Select Diversified International Fund, Class S (a)	2,274,298	13,054,468
MassMutual Select Diversified Value Fund, Class S (a)	1,187,676	8,860,059
MassMutual Select Focused Value Fund, Class S (a) (b)	401,646	5,514,604
MassMutual Select Fundamental Value Fund, Class S (a)	1,549,199	13,400,567
MassMutual Select Large Cap Growth Fund, Class S (a)	1,517,236	10,984,787
MassMutual Select Large Cap Value Fund, Class S (a)	362,923	3,197,355
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	654,716	5,453,788
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	657,909	8,059,389
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,413,686	11,450,854
MassMutual Select Overseas Fund, Class S (a) (b)	5,020,652	29,973,294
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	136,137	1,867,805
MassMutual Select Small Cap Value Equity Fund, Class S (a)	429,928	3,138,474
MassMutual Select Small Company Growth Fund, Class S (a) (b)	464,132	3,462,424
MassMutual Select Small Company Value Fund, Class S (a)	326,609	3,589,429
MassMutual Select Strategic Bond Fund, Class S (a)	506,225	4,940,755
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	3,537,545	10,789,511
Oppenheimer Real Estate Fund, Class Y (a)	559,781	8,760,565
		342,956,849
TOTAL MUTUAL FUNDS (Cost $354,983,411)		342,956,849
TOTAL LONG-TERM INVESTMENTS (Cost $354,983,411)		342,956,849
TOTAL INVESTMENTS – 100.1% (Cost $354,983,411) (c)		342,956,849
Other Assets/ (Liabilities) – (0.1)%		(225,723)
NET ASSETS – 100.0%		$342,731,126

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2025 Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 101.1%
Diversified Financial – 101.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	439	$3,788
MassMutual Premier Core Bond Fund, Class S (a)	1,867	21,436
MassMutual Premier Discovery Value Fund, Class S (a)	250	2,003
MassMutual Premier Diversified Bond Fund, Class S (a)	1,838	19,718
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	8,750	66,326
MassMutual Premier Enhanced Index Value Fund, Class S (a)	7,904	66,315
MassMutual Premier Focused International Fund, Class S (a)	1,727	17,099
MassMutual Premier High Yield Fund, Class S (a)	4,627	39,981
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,957	20,994
MassMutual Premier International Bond Fund, Class S (a)	2,843	27,866
MassMutual Premier International Equity Fund, Class S (a)	2,321	27,223
MassMutual Premier Main Street Small Cap Fund, Class S (a)	2,086	17,855
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,436	15,394
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	3,389	49,280
MassMutual Premier Value Fund, Class S (a)	388	4,540
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	3,679	19,905
MassMutual Select Blue Chip Growth Fund, Class S (a)	2,796	23,400
MassMutual Select Core Opportunities Fund, Class S (a) (b)	1,359	10,262
MassMutual Select Diversified International Fund, Class S (a)	6,607	37,927
MassMutual Select Diversified Value Fund, Class S (a)	3,105	23,166
MassMutual Select Focused Value Fund, Class S (a) (b)	799	10,969
MassMutual Select Fundamental Value Fund, Class S (a)	4,473	38,687
MassMutual Select Large Cap Growth Fund, Class S (a)	4,265	30,876
MassMutual Select Large Cap Value Fund, Class S (a)	1,346	11,856
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,667	13,888
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	2,165	26,523
MassMutual Select Mid-Cap Value Fund, Class S (a)	4,274	34,622
MassMutual Select Overseas Fund, Class S (a) (b)	14,579	87,037
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,277	17,516
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,720	12,556
MassMutual Select Small Company Growth Fund, Class S (a) (b)	1,981	14,775
MassMutual Select Small Company Value Fund, Class S (a)	1,734	19,058
MassMutual Select Strategic Bond Fund, Class S (a)	807	7,876
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	10,830	33,032
Oppenheimer Real Estate Fund, Class Y (a)	2,595	40,619
		914,368
TOTAL MUTUAL FUNDS (Cost $1,008,478)		914,368
TOTAL LONG-TERM INVESTMENTS (Cost $1,008,478)		914,368
TOTAL INVESTMENTS – 101.1% (Cost $1,008,478) (c)		914,368
Other Assets/ (Liabilities) – (1.1)%		(9,880)
NET ASSETS – 100.0%		$904,488

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	443,240	$3,820,729
MassMutual Premier Core Bond Fund, Class S (a)	408,112	4,685,130
MassMutual Premier Discovery Value Fund, Class S (a)	100,678	806,430
MassMutual Premier Diversified Bond Fund, Class S (a)	378,653	4,062,947
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,822,133	13,811,772
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,714,497	14,384,630
MassMutual Premier Focused International Fund, Class S (a)	430,444	4,261,398
MassMutual Premier High Yield Fund, Class S (a)	728,856	6,297,314
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	592,312	6,355,502
MassMutual Premier International Bond Fund, Class S (a)	550,283	5,392,769
MassMutual Premier International Equity Fund, Class S (a)	863,510	10,128,970
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,230,415	10,532,354
MassMutual Premier Short-Duration Bond Fund, Class S (a)	403,319	4,323,584
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	935,693	13,604,971
MassMutual Premier Value Fund, Class S (a)	120,911	1,415,873
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	1,609,069	8,705,064
MassMutual Select Blue Chip Growth Fund, Class S (a)	1,076,056	9,006,587
MassMutual Select Core Opportunities Fund, Class S (a) (b)	512,470	3,869,147
MassMutual Select Diversified International Fund, Class S (a)	1,941,598	11,144,774
MassMutual Select Diversified Value Fund, Class S (a)	1,473,302	10,990,831
MassMutual Select Focused Value Fund, Class S (a) (b)	314,168	4,313,522
MassMutual Select Fundamental Value Fund, Class S (a)	2,016,428	17,442,102
MassMutual Select Large Cap Growth Fund, Class S (a)	1,802,383	13,049,251
MassMutual Select Large Cap Value Fund, Class S (a)	533,360	4,698,903
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	610,159	5,082,627
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	588,810	7,212,922
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,305,970	10,578,358
MassMutual Select Overseas Fund, Class S (a) (b)	4,244,475	25,339,513
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	271,232	3,721,308
MassMutual Select Small Cap Value Equity Fund, Class S (a)	545,896	3,985,040
MassMutual Select Small Company Growth Fund, Class S (a) (b)	400,903	2,990,733
MassMutual Select Small Company Value Fund, Class S (a)	390,980	4,296,875
MassMutual Select Strategic Bond Fund, Class S (a)	111,614	1,089,356
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	2,931,581	8,941,321
Oppenheimer Real Estate Fund, Class Y (a)	431,935	6,759,790
		267,102,397
TOTAL MUTUAL FUNDS (Cost $280,498,125)		267,102,397
TOTAL LONG-TERM INVESTMENTS (Cost $280,498,125)		267,102,397
TOTAL INVESTMENTS – 100.1% (Cost $280,498,125) (c)		267,102,397
Other Assets/ (Liabilities) – (0.1)%		(178,017)
NET ASSETS – 100.0%		$266,924,380

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2035 Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 101.1%
Diversified Financial – 101.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	549	$4,735
MassMutual Premier Core Bond Fund, Class S (a)	1,672	19,192
MassMutual Premier Discovery Value Fund, Class S (a)	250	2,003
MassMutual Premier Diversified Bond Fund, Class S (a)	1,693	18,161
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	7,230	54,807
MassMutual Premier Enhanced Index Value Fund, Class S (a)	6,530	54,784
MassMutual Premier Focused International Fund, Class S (a)	1,911	18,918
MassMutual Premier High Yield Fund, Class S (a)	1,620	13,998
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	978	10,497
MassMutual Premier International Bond Fund, Class S (a)	2,477	24,276
MassMutual Premier International Equity Fund, Class S (a)	2,465	28,915
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,548	13,255
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,526	16,364
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	3,581	52,070
MassMutual Premier Value Fund, Class S (a)	471	5,510
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	4,599	24,882
MassMutual Select Blue Chip Growth Fund, Class S (a)	3,495	29,250
MassMutual Select Core Opportunities Fund, Class S (a) (b)	1,235	9,327
MassMutual Select Diversified International Fund, Class S (a)	7,326	42,049
MassMutual Select Diversified Value Fund, Class S (a)	3,882	28,957
MassMutual Select Focused Value Fund, Class S (a) (b)	799	10,969
MassMutual Select Fundamental Value Fund, Class S (a)	5,591	48,359
MassMutual Select Large Cap Growth Fund, Class S (a)	5,331	38,596
MassMutual Select Large Cap Value Fund, Class S (a)	1,682	14,821
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,629	13,572
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	2,116	25,920
MassMutual Select Mid-Cap Value Fund, Class S (a)	4,274	34,622
MassMutual Select Overseas Fund, Class S (a) (b)	16,783	100,197
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,386	19,017
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,867	13,633
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,150	16,041
MassMutual Select Small Company Value Fund, Class S (a)	1,883	20,691
MassMutual Select Strategic Bond Fund, Class S (a)	639	6,237
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	10,830	33,032
Oppenheimer Real Estate Fund, Class Y (a)	2,595	40,619
		908,276
TOTAL MUTUAL FUNDS (Cost $1,008,756)		908,276
TOTAL LONG-TERM INVESTMENTS (Cost $1,008,756)		908,276
TOTAL INVESTMENTS – 101.1% (Cost $1,008,756) (c)		908,276
Other Assets/ (Liabilities) – (1.1)%		(9,880)
NET ASSETS – 100.0%		$898,396

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	303,897	$2,619,594
MassMutual Premier Core Bond Fund, Class S (a)	240,446	2,760,320
MassMutual Premier Discovery Value Fund, Class S (a)	61,907	495,871
MassMutual Premier Diversified Bond Fund, Class S (a)	126,397	1,356,241
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,129,570	8,562,144
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,000,037	8,390,314
MassMutual Premier Focused International Fund, Class S (a)	264,023	2,613,832
MassMutual Premier High Yield Fund, Class S (a)	180,452	1,559,101
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	150,401	1,613,801
MassMutual Premier International Bond Fund, Class S (a)	281,779	2,761,434
MassMutual Premier International Equity Fund, Class S (a)	550,284	6,454,834
MassMutual Premier Main Street Small Cap Fund, Class S (a)	626,577	5,363,499
MassMutual Premier Short-Duration Bond Fund, Class S (a)	192,351	2,062,002
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	548,828	7,979,964
MassMutual Premier Value Fund, Class S (a)	75,766	887,226
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	1,059,251	5,730,547
MassMutual Select Blue Chip Growth Fund, Class S (a)	671,174	5,617,729
MassMutual Select Core Opportunities Fund, Class S (a) (b)	303,225	2,289,346
MassMutual Select Diversified International Fund, Class S (a)	1,171,928	6,726,867
MassMutual Select Diversified Value Fund, Class S (a)	907,223	6,767,885
MassMutual Select Focused Value Fund, Class S (a) (b)	182,661	2,507,938
MassMutual Select Fundamental Value Fund, Class S (a)	1,258,052	10,882,149
MassMutual Select Large Cap Growth Fund, Class S (a)	1,070,831	7,752,815
MassMutual Select Large Cap Value Fund, Class S (a)	359,722	3,169,152
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	374,350	3,118,337
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	366,990	4,495,622
MassMutual Select Mid-Cap Value Fund, Class S (a)	802,262	6,498,320
MassMutual Select Overseas Fund, Class S (a) (b)	2,727,733	16,284,565
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	163,397	2,241,809
MassMutual Select Small Cap Value Equity Fund, Class S (a)	304,833	2,225,281
MassMutual Select Small Company Growth Fund, Class S (a) (b)	259,464	1,935,602
MassMutual Select Small Company Value Fund, Class S (a)	257,514	2,830,082
MassMutual Select Strategic Bond Fund, Class S (a)	40,339	393,711
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	1,872,147	5,710,049
Oppenheimer Real Estate Fund, Class Y (a)	274,822	4,300,959
		156,958,942
TOTAL MUTUAL FUNDS (Cost $159,988,027)		156,958,942
TOTAL LONG-TERM INVESTMENTS (Cost $159,988,027)		156,958,942
TOTAL INVESTMENTS – 100.1% (Cost $159,988,027) (c)		156,958,942
Other Assets/ (Liabilities) – (0.1)%		(111,234)
NET ASSETS – 100.0%		$156,847,708

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2045 Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 101.1%
Diversified Financial – 101.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	599	$5,165
MassMutual Premier Core Bond Fund, Class S (a)	581	6,675
MassMutual Premier Discovery Value Fund, Class S (a)	552	4,422
MassMutual Premier Diversified Bond Fund, Class S (a)	363	3,892
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	6,701	50,791
MassMutual Premier Enhanced Index Value Fund, Class S (a)	6,051	50,769
MassMutual Premier Focused International Fund, Class S (a)	1,931	19,121
MassMutual Premier High Yield Fund, Class S (a)	751	6,493
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	734	7,873
MassMutual Premier International Bond Fund, Class S (a)	1,978	19,381
MassMutual Premier International Equity Fund, Class S (a)	2,824	33,130
MassMutual Premier Main Street Small Cap Fund, Class S (a)	2,252	19,273
MassMutual Premier Short-Duration Bond Fund, Class S (a)	721	7,732
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	3,709	53,929
MassMutual Premier Value Fund, Class S (a)	516	6,046
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	5,017	27,144
MassMutual Select Blue Chip Growth Fund, Class S (a)	3,812	31,909
MassMutual Select Core Opportunities Fund, Class S (a) (b)	1,235	9,327
MassMutual Select Diversified International Fund, Class S (a)	7,900	45,347
MassMutual Select Diversified Value Fund, Class S (a)	4,235	31,590
MassMutual Select Focused Value Fund, Class S (a) (b)	799	10,969
MassMutual Select Fundamental Value Fund, Class S (a)	6,099	52,755
MassMutual Select Large Cap Growth Fund, Class S (a)	5,815	42,104
MassMutual Select Large Cap Value Fund, Class S (a)	1,835	16,168
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,857	15,466
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	2,411	29,537
MassMutual Select Mid-Cap Value Fund, Class S (a)	4,858	39,347
MassMutual Select Overseas Fund, Class S (a) (b)	17,354	103,606
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,459	20,018
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,917	13,991
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,263	16,885
MassMutual Select Small Company Value Fund, Class S (a)	1,932	21,236
MassMutual Select Strategic Bond Fund, Class S (a)	159	1,554
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	11,289	34,432
Oppenheimer Real Estate Fund, Class Y (a)	2,781	43,520
		901,597
TOTAL MUTUAL FUNDS (Cost $1,009,047)		901,597
TOTAL LONG-TERM INVESTMENTS (Cost $1,009,047)		901,597
TOTAL INVESTMENTS – 101.1% (Cost $1,009,047) (c)		901,597
Other Assets/ (Liabilities) – (1.1)%		(9,879)
NET ASSETS – 100.0%		$891,718

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.2%
Diversified Financial – 100.2%
MassMutual Premier Capital Appreciation Fund, Class S (a)	32,344	$278,806
MassMutual Premier Core Bond Fund, Class S (a)	9,463	108,630
MassMutual Premier Discovery Value Fund, Class S (a)	10,603	84,934
MassMutual Premier Diversified Bond Fund, Class S (a)	7,414	79,553
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	139,044	1,053,953
MassMutual Premier Enhanced Index Value Fund, Class S (a)	122,453	1,027,380
MassMutual Premier Focused International Fund, Class S (a)	31,011	307,008
MassMutual Premier High Yield Fund, Class S (a)	16,752	144,734
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	13,222	141,875
MassMutual Premier International Bond Fund, Class S (a)	36,931	361,925
MassMutual Premier International Equity Fund, Class S (a)	63,253	741,963
MassMutual Premier Main Street Small Cap Fund, Class S (a)	78,360	670,764
MassMutual Premier Short-Duration Bond Fund, Class S (a)	13,603	145,823
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	62,799	913,099
MassMutual Premier Value Fund, Class S (a)	9,029	105,730
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	116,036	627,755
MassMutual Select Blue Chip Growth Fund, Class S (a)	83,873	702,018
MassMutual Select Core Opportunities Fund, Class S (a) (b)	34,766	262,480
MassMutual Select Diversified International Fund, Class S (a)	136,283	782,267
MassMutual Select Diversified Value Fund, Class S (a)	103,294	770,572
MassMutual Select Focused Value Fund, Class S (a) (b)	20,374	279,737
MassMutual Select Fundamental Value Fund, Class S (a)	143,342	1,239,904
MassMutual Select Large Cap Growth Fund, Class S (a)	119,113	862,376
MassMutual Select Large Cap Value Fund, Class S (a)	40,917	360,476
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	43,184	359,724
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	42,129	516,074
MassMutual Select Mid-Cap Value Fund, Class S (a)	92,672	750,644
MassMutual Select Overseas Fund, Class S (a) (b)	316,300	1,888,311
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	17,725	243,187
MassMutual Select Small Cap Value Equity Fund, Class S (a)	36,860	269,075
MassMutual Select Small Company Growth Fund, Class S (a) (b)	40,769	304,136
MassMutual Select Small Company Value Fund, Class S (a)	31,863	350,179
MassMutual Select Strategic Bond Fund, Class S (a)	2,801	27,339
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	224,745	685,472
Oppenheimer Real Estate Fund, Class Y (a)	31,911	499,400
		17,947,303
TOTAL MUTUAL FUNDS (Cost $17,107,867)		17,947,303
TOTAL LONG-TERM INVESTMENTS (Cost $17,107,867)		17,947,303
TOTAL INVESTMENTS – 100.2% (Cost $17,107,867) (c)		17,947,303
Other Assets/ (Liabilities) – (0.2)%		(32,652)
NET ASSETS – 100.0%		$17,914,651

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

		MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund
Assets:
	Investments, at value (Note 2) (a)	$200,351,025	$57,178,593
	Short-term investments, at value (Note 2) (b)	4,253,095	10,311,682
	Total investments	204,604,120	67,490,275
	Cash	300,000 *	39
	Foreign currency, at value (c)	-	17,058
	Receivables from:
	Investments sold	4,440,629	304,653
	Investments sold on a when-issued basis (Note 2)	-	2,676,859
	Open forward foreign currency contracts (Note 2)	250,817	158,855
	Investment adviser (Note 3)	-	-
	Fund shares sold	127,017	6,262
	Interest and dividends	1,806,569	177,992
	Broker for collateral held for open futures contracts (Note 2)	-	-
	Variation margin on open futures contracts (Note 2)	-	8,550
	Foreign taxes withheld	-	16,881
	Open swap agreements, at value (Note 2)	74,426	-
	Total assets	211,603,578	70,857,424
Liabilities:
	Payables for:
	Investments purchased	4,630,764	212,471
	Written options outstanding, at value (Note 2) (d)	37,331	5,113
	Payable for securities sold short, at value (Note 2) (e)	-	-
	Open forward foreign currency contracts (Note 2)	143,125	79,224
	Fund shares repurchased	293,984	183,509
	Variation margin on open futures contracts (Note 2)	64,988	-
	Investments purchased on a when-issued basis (Note 2)	-	4,648,152
	Open swap agreements, at value (Note 2)	609,706	-
	Trustees' fees and expenses (Note 3)	41,169	25,832
	Affiliates (Note 3):
	Investment management fees	101,279	36,862
	Administration fees	29,232	16,401
	Service fees	37,594	5,244
	Distribution fees	516	273
	Due to custodian	300,000	-
	Accrued expense and other liabilities	35,503	38,219
	Total liabilities	6,325,191	5,251,300
	Net assets	$205,278,387	$65,606,124
Net assets consist of:
	Paid-in capital	$218,386,147	$75,895,331
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	4,264,891	1,043,365
	Accumulated net realized gain (loss) on investments and foreign currency transactions	(11,359,155)	(9,243,723)
	Net unrealized appreciation (depreciation) on investments and foreign currency translations	(6,013,496)	(2,088,849)
	Net assets	$205,278,387	$65,606,124
(a)	Cost of investments:	$205,243,465	$59,375,523
(b)	Cost of short-term investments:	$4,253,095	$10,311,682
(c)	Cost of foreign currency:	$-	$17,065
(d)	Premiums on written options:	$48,518	$6,498
(e)	Proceeds from securities sold short:	$-	$-
*	Amount pledged as collateral for open swap agreements.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund

$396,923,412	$261,894,242	$882,826,607	$27,774,565	$597,956,570
59,978,878	3,715,479	15,612,936	45,903	20,723,907
456,902,290	265,609,721	898,439,543	27,820,468	618,680,477
-	-	-	-	-
772,965	-	-	-	328,160

339,728	2,477,731	-	-	209,191
-	-	-	-	-
290,909	-	-	-	-
24,713	-	-	-	-
-	129,690	89,581	12,656	278,965
2,178,100	447,135	1,185,051	19,714	938,947
268,748	-	-	-	-
4,764	-	-	-	-
34,678	6,068	95,365	-	112,629
22,448	-	-	-	-
460,839,343	268,670,345	899,809,540	27,852,838	620,548,369

1,694,270	1,006,018	3,171,403	-	3,988
38,507	-	-	-	-
37,757	-	-	-	-
325,548	-	-	-	-
887,689	342,737	926,796	11,220	1,254,637
-	-	-	-	-
-	-	-	-	-
69,795	-	-	-	-
15,735	70,440	183,082	11,943	189,097

331,613	127,854	557,551	18,903	386,167
23,197	32,855	178,385	4,507	110,115
362	25,617	162,928	7,189	102,576
-	234	1,356	60	398
1,142,167	-	-	-	-
37,106	33,225	66,836	20,118	62,493
4,603,746	1,638,980	5,248,337	73,940	2,109,471
$456,235,597	$267,031,365	$894,561,203	$27,778,898	$618,438,898

$481,673,482	$433,328,514	$982,945,666	$53,194,159	$621,420,867
4,398,449	3,090,700	18,051,842	568,052	2,022,592
(4,768,139)	(135,708,783)	(106,390,986)	(25,637,492)	(89,207,817)
(25,068,195)	(33,679,066)	(45,319)	(345,821)	84,203,256
$456,235,597	$267,031,365	$894,561,203	$27,778,898	$618,438,898
$421,792,493	$295,573,308	$882,871,926	$28,120,386	$513,750,046
$59,978,878	$3,715,479	$15,612,936	$45,903	$20,723,907
$777,563	$-	$-	$-	$330,041
$118,185	$-	$-	$-	$-
$(40,023)	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund
Class A shares:
Net assets	$58,326,537	$7,236,466
Shares outstanding (a)	6,012,127	796,413
Net asset value and redemption price per share	$9.70	$9.09
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.18	$9.64
Class L shares:
Net assets	$36,640,278	$32,864,223
Shares outstanding (a)	3,763,767	3,614,109
Net asset value, offering price and redemption price per share	$9.74	$9.09
Class Y shares:
Net assets	$61,287,520	$21,039,896
Shares outstanding (a)	6,279,323	2,315,342
Net asset value, offering price and redemption price per share	$9.76	$9.09
Class S shares:
Net assets	$48,176,890	$4,053,505
Shares outstanding (a)	4,934,364	447,513
Net asset value, offering price and redemption price per share	$9.76	$9.06
Class N shares:
Net assets	$847,162	$412,034
Shares outstanding (a)	87,466	45,626
Net asset value, offering price and redemption price per share	$9.69	$9.03

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund

$874,508	$35,325,026	$234,263,522	$10,011,607	$148,082,698
92,766	4,757,860	27,445,308	1,650,836	16,952,901
$9.43	$7.42	$8.54	$6.06	$8.73
$10.01	$7.87	$9.06	$6.43	$9.26

$9,692,722	$31,796,348	$137,464,398	$1,538,973	$81,384,656
1,027,254	4,266,535	15,966,212	252,857	9,281,584
$9.44	$7.45	$8.61	$6.09	$8.77

$94,593	$30,475,450	$119,136,186	$2,431,291	$75,444,517
10,013	4,085,398	13,799,358	396,250	8,577,264
$9.45	$7.46	$8.63	$6.14	$8.80

$445,573,774	$169,225,438	$402,025,522	$13,712,443	$312,948,024
47,145,898	22,674,797	46,475,298	2,241,348	35,539,046
$9.45	$7.46	$8.65	$6.12	$8.81

$-	$209,103	$1,671,575	$84,584	$579,003
-	28,125	198,604	13,986	66,992
$-	$7.43	$8.42	$6.05	$8.64

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	MassMutual Select Indexed Equity Fund	MassMutual Select Core Opportunities Fund
Assets:
Investments, at value (Note 2) (a)	$1,569,018,873	$58,411,576
Short-term investments, at value (Note 2) (b)	48,686,797	1,054,282
Total investments	1,617,705,670	59,465,858
Receivables from:
Investments sold	444,860	890,922
Investment adviser (Note 3)	75,016	75
Fund shares sold	1,462,040	20,509
Interest and dividends	2,142,120	64,372
Foreign taxes withheld	-	11,697
Total assets	1,621,829,706	60,453,433
Liabilities:
Payables for:
Investments purchased	-	633,597
Fund shares repurchased	1,927,628	177,121
Variation margin on open futures contracts (Note 2)	422,438	-
Trustees' fees and expenses (Note 3)	348,086	6,242
Affiliates (Note 3):
Investment management fees	154,184	39,967
Administration fees	426,200	12,643
Service fees	164,102	13,260
Distribution fees	1,660	70
Accrued expense and other liabilities	105,238	23,668
Total liabilities	3,549,536	906,568
Net assets	$1,618,280,170	$59,546,865
Net assets consist of:
Paid-in capital	$1,826,252,367	$80,453,139
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	20,822,649	398,063
Accumulated net realized gain (loss) on investments and foreign currency transactions	(96,763,703)	(15,036,516)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(132,031,143)	(6,267,821)
Net assets	$1,618,280,170	$59,546,865

(a) Cost of investments:	$1,698,791,790	$64,679,568
(b) Cost of short-term investments:	$48,686,797	$1,054,282

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund	MassMutual Select Large Cap Growth Fund	MassMutual Select Aggressive Growth Fund	MassMutual Select NASDAQ-100 Fund	MassMutual Select Focused Value Fund

$433,073,715	$61,088,296	$240,961,879	$40,447,957	$511,129,730
2,327,012	2,866,484	1,651,542	482,408	24,316,202
435,400,727	63,954,780	242,613,421	40,930,365	535,445,932

2,255,514	146,119	-	-	4,085,372
51,143	-	-	-	-
247,864	3,392	177,652	5,300	47,614
217,906	54,083	86,929	18,686	588,866
32,283	-	27,577	-	-
438,205,437	64,158,374	242,905,579	40,954,351	540,167,784

1,500,957	511,686	-	-	7,358,489
1,696,190	336,016	585,047	240,766	2,080,873
-	-	-	6,997	-
149,412	9,686	73,258	10,097	123,743

277,871	39,624	170,705	5,947	359,477
142,574	13,791	46,053	20,412	106,676
42,084	2,049	34,233	11,598	107,294
423	1	18	197	1,096
51,018	23,929	34,811	21,860	46,563
3,860,529	936,782	944,125	317,874	10,184,211
$434,344,908	$63,221,592	$241,961,454	$40,636,477	$529,983,573

$574,838,149	$66,270,346	$270,352,259	$57,632,945	$571,186,060
(327,935)	127,508	(556,130)	(32,723)	4,334,230
(171,090,383)	(2,781,758)	(48,111,023)	(20,102,734)	(75,871,652)
30,925,077	(394,504)	20,276,348	3,138,989	30,334,935
$434,344,908	$63,221,592	$241,961,454	$40,636,477	$529,983,573

$402,149,282	$61,482,800	$220,685,531	$37,294,599	$480,794,795
$2,327,012	$2,866,484	$1,651,542	$482,408	$24,316,202

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	MassMutual Select Indexed Equity Fund	MassMutual Select Core Opportunities Fund
Class A shares:
Net assets	$237,094,481	$18,922,473
Shares outstanding (a)	24,952,150	2,539,315
Net asset value and redemption price per share	$9.50	$7.45
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.08	$7.90
Class L shares:
Net assets	$152,226,159	$20,051,049
Shares outstanding (a)	15,925,507	2,677,133
Net asset value, offering price and redemption price per share	$9.56	$7.49
Class Y shares:
Net assets	$281,491,210	$4,130,955
Shares outstanding (a)	29,445,866	549,904
Net asset value, offering price and redemption price per share	$9.56	$7.51
Class S shares:
Net assets	$396,866,122	$16,339,322
Shares outstanding (a)	41,068,854	2,164,442
Net asset value, offering price and redemption price per share	$9.66	$7.55
Class N shares:
Net assets	$2,420,115	$103,066
Shares outstanding (a)	257,337	13,783
Net asset value, offering price and redemption price per share	$9.40	$7.48
Class Z shares:
Net assets	$548,182,083	$-
Shares outstanding (a)	56,742,147	-
Net asset value and redemption price per share	$9.66	$-

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund	MassMutual Select Large Cap Growth Fund		MassMutual Select Aggressive Growth Fund	MassMutual Select NASDAQ-100 Fund	MassMutual Select Focused Value Fund

$58,932,571	$2,864,029		$48,883,047	$16,447,827	$147,128,707
7,227,386	406,099		9,523,496	3,847,124	11,145,100
$8.15	$7.05		$5.13	$4.28	$13.20
$8.65	$7.48		$5.44	$4.54	$14.01

$224,404,229	$17,953,641		$42,567,973	$5,465,801	$81,610,409
27,021,660	2,477,844		8,072,836	1,248,844	6,059,712
$8.30	$7.25		$5.27	$4.38	$13.47

$40,211,833	$111		$17,228,250	$1,176,649	$59,613,942
4,820,999	15		3,218,395	265,404	4,380,728
$8.34	$7.21	*	$5.35	$4.43	$13.61

$110,522,598	$42,402,796		$133,258,341	$17,254,270	$240,184,868
13,207,608	5,857,488		24,634,133	3,849,123	17,494,637
$8.37	$7.24		$5.41	$4.48	$13.73

$273,677	$1,015		$23,843	$291,930	$1,445,647
34,358	146		4,792	70,217	112,314
$7.97	$6.97	*	$4.98	$4.16	$12.87

$-	$-		$-	$-	$-
-	-		-	-	-
$-	$-		$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

		MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund
Assets:
	Investments, at value (Note 2) (a)	$112,095,693	$84,654,590
	Short-term investments, at value (Note 2) (b)	2,396,153	1,403,783
	Total investments	114,491,846	86,058,373
	Foreign currency, at value (c)	-	-
	Receivables from:
	Investments sold	274,101	26,055
	Open forward foreign currency contracts (Note 2)	-	-
	Fund shares sold	254,652	9,408
	Interest and dividends	243,764	53,927
	Foreign taxes withheld	-	-
	Total assets	115,264,363	86,147,763
Liabilities:
	Payables for:
	Investments purchased	722,959	235,285
	Open forward foreign currency contracts (Note 2)	-	-
	Fund shares repurchased	345,888	381,195
	Trustees' fees and expenses (Note 3)	19,517	16,233
	Affiliates (Note 3):
	Investment management fees	76,104	62,341
	Administration fees	15,501	10,686
	Service fees	4,030	4,955
	Distribution fees	33	10
	Accrued expense and other liabilities	25,396	22,647
	Total liabilities	1,209,428	733,352
	Net assets	$114,054,935	$85,414,411
Net assets consist of:
	Paid-in capital	$185,443,225	$142,884,107
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	771,148	80,303
	Accumulated net realized gain (loss) on investments and foreign currency transactions	(66,126,149)	(55,475,399)
	Net unrealized appreciation (depreciation) on investments and foreign currency translations	(6,033,289)	(2,074,600)
	Net assets	$114,054,935	$85,414,411

(a)	Cost of investments:	$118,128,901	$86,729,190
(b)	Cost of short-term investments:	$2,396,153	$1,403,783
(c)	Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund

$464,061,509	$58,197,241	$1,154,722,745	$487,708,084	$53,764,066
12,946,890	512,939	54,191,693	9,545,270	347,029
477,008,399	58,710,180	1,208,914,438	497,253,354	54,111,095
-	4,726	-	1,689	-

1,580,415	990,227	3,378,265	3,467,042	534,748
-	7,164	-	4,006	-
140,214	21,139	168,590	121,692	22,549
478,479	17,673	305,295	72,767	22,905
-	79	-	-	-
479,207,507	59,751,188	1,212,766,588	500,920,550	54,691,297

3,390,513	1,100,927	1,952,090	1,879,319	290,325
-	21,352	-	6,516	-
3,075,668	291,528	3,593,097	3,125,899	328,358
92,466	23,685	214,217	99,671	17,357

388,289	39,748	863,933	390,767	44,629
107,547	10,711	262,580	102,808	13,580
69,194	8,153	208,963	52,030	8,393
673	153	1,241	238	112
45,845	24,433	83,535	51,294	23,495
7,170,195	1,520,690	7,179,656	5,708,542	726,249
$472,037,312	$58,230,498	$1,205,586,932	$495,212,008	$53,965,048

$521,176,112	$131,556,507	$1,176,973,063	$499,136,043	$79,278,389
1,877,311	(189,439)	(5,001,380)	(1,910,082)	(246,807)
(26,584,915)	(77,946,669)	(89,274,044)	(13,359,544)	(29,813,357)
(24,431,196)	4,810,099	122,889,293	11,345,591	4,746,823
$472,037,312	$58,230,498	$1,205,586,932	$495,212,008	$53,965,048

$488,492,705	$53,372,979	$1,031,833,670	$476,359,967	$49,017,243
$12,946,890	$512,939	$54,191,693	$9,545,270	$347,029
$-	$4,691	$-	$1,705	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund
Class A shares:
Net assets	$5,677,145	$6,866,796
Shares outstanding (a)	703,845	943,762
Net asset value and redemption price per share	$8.07	$7.28
Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.56	$7.72
Class L shares:
Net assets	$35,681,667	$17,876,135
Shares outstanding (a)	4,408,567	2,452,924
Net asset value, offering price and redemption price per share	$8.09	$7.29
Class Y shares:
Net assets	$701,980	$4,793,035
Shares outstanding (a)	86,483	657,050
Net asset value, offering price and redemption price per share	$8.12	$7.29
Class S shares:
Net assets	$71,944,750	$55,863,922
Shares outstanding (a)	8,885,829	7,653,573
Net asset value, offering price and redemption price per share	$8.10	$7.30
Class N shares:
Net assets	$49,393	$14,523
Shares outstanding (a)	6,130	1,992
Net asset value, offering price and redemption price per share	$8.06	$7.29

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund

$99,575,085	$10,554,005	$300,768,360	$76,381,783	$12,127,860
9,295,860	1,326,522	25,802,763	5,897,639	1,692,991
$10.71	$7.96	$11.66	$12.95	$7.16
$11.36	$8.45	$12.37	$13.74	$7.60

$47,219,803	$15,228,639	$356,268,093	$53,745,962	$15,186,711
4,346,383	1,864,988	29,791,932	4,037,849	2,069,219
$10.86	$8.17	$11.96	$13.31	$7.34

$72,380,660	$1,772,709	$156,844,893	$77,022,274	$3,866,024
6,611,554	214,008	12,908,062	5,693,347	520,253
$10.95	$8.28	$12.15	$13.53	$7.43

$252,213,310	$30,527,269	$389,873,272	$287,708,488	$22,605,802
22,943,146	3,665,866	31,826,588	20,968,014	3,029,185
$10.99	$8.33	$12.25	$13.72	$7.46

$648,454	$147,876	$1,832,314	$353,501	$178,651
62,314	19,033	161,304	28,044	25,569
$10.41	$7.77	$11.36	$12.61	$6.99

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

		MassMutual Select Diversified International Fund	MassMutual Select Overseas Fund
Assets:
	Investments, at value - unaffiliated issuers (Note 2) (a)	$111,128,775	$477,604,767
	Investments, at value - affiliated issuers (Note 2) (b)	-	-
	Short-term investments, at value (Note 2) (c)	3,964,216	7,346,298
	Total investments	115,092,991	484,951,065
	Foreign currency, at value (d)	276,997	436,067
	Receivables from:
	Investments sold	582,381	2,995,515
	Open forward foreign currency contracts (Note 2)	2,934,471	3,523,983
	Investment adviser (Note 3)	16,389	16,755
	Fund shares sold	12,131	32,184
	Interest and dividends	362,363	694,333
	Broker for collateral held for open futures contracts (Note 2)	58,919	37,952
	Variation margin on open futures contracts (Note 2)	24,238	-
	Foreign taxes withheld	88,376	2,333,337
	Total assets	119,449,256	495,021,191
Liabilities:
	Payables for:
	Investments purchased	625,110	2,428,223
	Open forward foreign currency contracts (Note 2)	2,940,626	2,717,360
	Fund shares repurchased	339,741	1,322,836
	Variation margin on open futures contracts (Note 2)	-	20,277
	Trustees' fees and expenses (Note 3)	24,371	133,158
	Affiliates (Note 3):
	Investment management fees	98,057	456,075
	Administration fees	12,623	57,539
	Service fees	913	35,989
	Distribution fees	41	143
	Due to custodian	-	-
	Accrued expense and other liabilities	59,457	129,254
	Total liabilities	4,100,939	7,300,854
	Net assets	$115,348,317	$487,720,337
Net assets consist of:
	Paid-in capital	$214,647,776	$677,970,272
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	1,263,941	11,892,866
	Accumulated net realized gain (loss) on investments and foreign currency transactions	(78,440,382)	(161,008,930)
	Net unrealized appreciation (depreciation) on investments and foreign currency translations	(22,123,018)	(41,133,871)
	Net assets	$115,348,317	$487,720,337

(a)	Cost of investments – unaffiliated issuers:	$133,256,932	$519,509,703
(b)	Cost of investments – affiliated issuers:	$-	$-
(c)	Cost of short-term investments:	$3,964,216	$7,346,298
(d)	Cost of foreign currency:	$280,366	$437,703

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund	MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2015 Fund	MassMutual Select Destination Retirement 2020 Fund

$-	$-	$-	$-
102,827,522	114,221,749	943,487	342,956,849
-	-	-	-
102,827,522	114,221,749	943,487	342,956,849
-	-	-	-

251,609	217,034	1,000	2,355,218
-	-	-	-
-	-	3,878	-
179,343	42,014	-	375,851
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
103,258,474	114,480,797	948,365	345,687,918

233,083	123,035	1,000	1,775,053
-	-	-	-
197,870	135,984	-	956,017
-	-	-	-
31,542	27,244	30	80,325

4,688	5,284	43	16,056
10,267	9,200	39	36,851
20,864	21,016	61	57,740
63	322	-	336
-	29	-	-
24,949	25,583	13,588	34,414
523,326	347,697	14,761	2,956,792
$102,735,148	$114,133,100	$933,604	$342,731,126

$137,650,496	$161,135,842	$1,000,400	$501,153,163
2,615,213	2,553,694	(84)	5,641,258
(45,944,071)	(54,906,348)	(693)	(152,036,733)
8,413,510	5,349,912	(66,019)	(12,026,562)
$102,735,148	$114,133,100	$933,604	$342,731,126

$-	$-	$-	$-
$94,414,012	$108,871,837	$1,009,506	$354,983,411
$-	$-	$-	$-
$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	MassMutual Select Diversified International Fund	MassMutual Select Overseas Fund
Class A shares:
Net assets	$1,238,563	$52,885,239
Shares outstanding (a)	217,280	9,023,371
Net asset value and redemption price per share	$5.70	$5.86
Offering price per share (100/[100-maximum sales charge] of net asset value)	$6.05	$6.22
Class L shares:
Net assets	$26,510,170	$124,884,480
Shares outstanding (a)	4,631,517	21,123,544
Net asset value, offering price and redemption price per share	$5.72	$5.91
Class Y shares:
Net assets	$5,815,025	$81,880,041
Shares outstanding (a)	1,015,559	13,784,776
Net asset value, offering price and redemption price per share	$5.73	$5.94
Class S shares:
Net assets	$81,727,776	$227,902,232
Shares outstanding (a)	14,241,395	38,192,583
Net asset value, offering price and redemption price per share	$5.74	$5.97
Class N shares:
Net assets	$56,783	$168,345
Shares outstanding (a)	10,010	29,361
Net asset value, offering price and redemption price per share	$5.67	$5.73

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund	MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2015 Fund	MassMutual Select Destination Retirement 2020 Fund

$32,396,809	$30,740,651	$93,337	$84,372,984
3,530,686	3,399,884	10,010	10,206,712
$9.18	$9.04	$9.32	$8.27
$9.74	$9.59	$9.89	$8.77

$36,946,302	$12,251,742	$93,395	$99,394,664
3,989,469	1,345,409	10,010	11,916,162
$9.26	$9.11	$9.33	$8.34

$16,359,352	$22,975,128	$93,418	$53,768,047
1,763,376	2,518,639	10,010	6,447,890
$9.28	$9.12	$9.33	$8.34

$16,934,355	$47,674,355	$653,454	$104,691,117
1,827,858	5,219,675	70,010	12,529,242
$9.26	$9.13	$9.33	$8.36

$98,330	$491,224	$-	$504,314
10,712	54,463	-	61,286
$9.18	$9.02	$-	$8.23

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	MassMutual Select Destination Retirement 2025 Fund	MassMutual Select Destination Retirement 2030 Fund
Assets:
Investments, at value - affiliated issuers (Note 2) (a)	$914,368	$267,102,397
Total investments	914,368	267,102,397
Receivables from:
Investments sold	4,700	1,725,541
Investment adviser (Note 3)	3,879	-
Fund shares sold	-	122,040
Total assets	922,947	268,949,978
Liabilities:
Payables for:
Investments purchased	4,700	1,284,430
Fund shares repurchased	-	563,152
Trustees' fees and expenses (Note 3)	30	60,837
Affiliates (Note 3):
Investment management fees	42	12,571
Administration fees	38	28,133
Service fees	61	44,704
Distribution fees	-	215
Accrued expense and other liabilities	13,588	31,556
Total liabilities	18,459	2,025,598
Net assets	$904,488	$266,924,380
Net assets consist of:
Paid-in capital	$1,000,400	$402,068,321
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	(82)	3,464,927
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,720)	(125,213,140)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(94,110)	(13,395,728)
Net assets	$904,488	$266,924,380

(a) Cost of investments - affiliated issuers:	$1,008,478	$280,498,125

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2035 Fund	MassMutual Select Destination Retirement 2040 Fund	MassMutual Select Destination Retirement 2045 Fund	MassMutual Select Destination Retirement 2050 Fund

$908,276	$156,958,942	$901,597	$17,947,303
908,276	156,958,942	901,597	17,947,303

4,500	1,015,671	600	12,808
3,879	-	3,879	3,810
-	73,457	-	25,277
916,655	158,048,070	906,076	17,989,198

4,500	741,560	600	18,646
-	347,568	-	19,440
30	35,610	30	1,809

42	7,402	42	843
38	14,806	38	763
61	26,107	61	1,222
-	149	-	51
13,588	27,160	13,587	31,773
18,259	1,200,362	14,358	74,547
$898,396	$156,847,708	$891,718	$17,914,651

$1,000,400	$236,869,330	$1,000,400	$20,283,045
(80)	1,671,010	(56)	(10,559)
(1,444)	(78,663,547)	(1,176)	(3,197,271)
(100,480)	(3,029,085)	(107,450)	839,436
$898,396	$156,847,708	$891,718	$17,914,651

$1,008,756	$159,988,027	$1,009,047	$17,107,867

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	MassMutual Select Destination Retirement 2025 Fund	MassMutual Select Destination Retirement 2030 Fund
Class A shares:
Net assets	$90,426	$65,211,239
Shares outstanding (a)	10,010	8,094,042
Net asset value and redemption price per share	$9.03	$8.06
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.58	$8.55
Class L shares:
Net assets	$90,482	$76,975,292
Shares outstanding (a)	10,010	9,462,485
Net asset value, offering price and redemption price per share	$9.04	$8.13
Class Y shares:
Net assets	$90,505	$43,988,230
Shares outstanding (a)	10,010	5,410,069
Net asset value, offering price and redemption price per share	$9.04	$8.13
Class S shares:
Net assets	$633,075	$80,426,101
Shares outstanding (a)	70,010	9,870,127
Net asset value, offering price and redemption price per share	$9.04	$8.15
Class N shares:
Net assets	$-	$323,518
Shares outstanding (a)	-	40,253
Net asset value, offering price and redemption price per share	$-	$8.04

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2035 Fund	MassMutual Select Destination Retirement 2040 Fund	MassMutual Select Destination Retirement 2045 Fund	MassMutual Select Destination Retirement 2050 Fund

$89,817	$38,081,668	$89,149	$1,861,554
10,010	4,758,558	10,010	259,715
$8.97	$8.00	$8.91	$7.17
$9.52	$8.49	$9.45	$7.61

$89,873	$47,293,239	$89,205	$1,234,997
10,010	5,850,433	10,010	172,066
$8.98	$8.08	$8.91	$7.18

$89,895	$19,574,391	$89,227	$3,221,213
10,010	2,421,084	10,010	448,444
$8.98	$8.08	$8.91	$7.18

$628,811	$51,678,501	$624,137	$11,521,508
70,010	6,381,220	70,010	1,603,355
$8.98	$8.10	$8.91	$7.19

$-	$219,909	$-	$75,379
-	27,501	-	10,508
$-	$8.00	$-	$7.17

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund
Investment income (Note 2):
	Dividends (a)	$20,513	$498,061
	Interest	5,303,089	931,534
	Total investment income	5,323,602	1,429,595
Expenses (Note 3):
	Investment management fees	563,075	219,268
	Custody fees	18,239	53,595
	Audit fees	20,527	21,144
	Legal fees	2,729	1,110
	Proxy fees	454	880
	Shareholder reporting fees	4,302	2,434
	Trustees' fees	10,125	4,124
	Short sale dividend and loan expense	-	-
		619,451	302,555
	Administration fees:
	Class A	75,681	13,501
	Class L	44,774	58,086
	Class Y	29,790	21,412
	Class S	12,002	2,956
	Class N	1,200	861
	Distribution fees:
	Class N	1,000	571
	Service fees:
	Class A	75,681	10,322
	Class N	1,000	571
	Total expenses	860,579	410,835
	Expenses waived (Note 3):
	Class A fees waived by advisor	-	-
	Class L fees waived by advisor	-	-
	Class Y fees waived by advisor	-	-
	Class S fees waived by advisor	-	-
	Net expenses	860,579	410,835
	Net investment income (loss)	4,463,023	1,018,760
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(1,630,723)	4,853,663
	Futures contracts	(367,413)	224,912
	Written options	55,119	8,889
	Securities sold short	-	-
	Swap agreements	158,365	400,512
	Foreign currency transactions	338,839	51,865
	Net realized gain (loss)	(1,445,813)	5,539,841
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	10,820,146	(8,073,237)
	Futures contracts	(891,902)	69,234
	Written options	21,691	3,133
	Securities sold short	-	-
	Swap agreements	(507,806)	(497,821)
	Translation of assets and liabilities in foreign currencies	107,403	45,572
	Net change in unrealized appreciation (depreciation)	9,549,532	(8,453,119)
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	8,103,719	(2,913,278)
	Net increase (decrease) in net assets resulting from operations	$12,566,742	$(1,894,518)

(a)	Net of withholding tax of:	$-	$24,385

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund

$2,993,785	$3,088,688	$10,025,844	$274,922	$5,426,277
3,049,457	226	808	7	330,941
6,043,242	3,088,914	10,026,652	274,929	5,757,218

1,860,287	771,875	3,233,766	110,689	2,272,193
101,479	23,201	42,520	4,003	54,916
43,838	15,587	15,644	15,707	15,860
7,161	4,177	12,918	417	9,429
576	486	512	684	568
9,741	5,895	15,709	1,644	11,774
21,967	15,429	47,490	1,542	34,753
5,470	-	-	-	-
2,050,519	836,650	3,368,559	134,686	2,399,493

507	64,763	394,074	15,651	265,566
14,731	52,025	254,783	2,359	162,030
74	25,920	108,282	1,786	70,095
113,704	56,783	273,472	6,208	149,550
-	761	4,161	157	1,395

-	517	2,866	119	931

423	52,516	314,856	14,050	204,659
-	517	2,866	119	931
2,179,958	1,090,452	4,723,919	175,135	3,254,650

(117)	-	-	-	-
(3,411)	-	-	-	-
(34)	-	-	-	-
(157,947)	-	-	-	-
2,018,449	1,090,452	4,723,919	175,135	3,254,650
4,024,793	1,998,462	5,302,733	99,794	2,502,568

(2,281,837)	18,420,539	22,516,216	2,196,640	17,573,719
(1,004,636)	-	-	-	-
422,168	-	-	-	-
(204,547)	-	-	-	-
(1,242,010)	-	-	-	-
(371,511)	95	-	-	(7,912)
(4,682,373)	18,420,634	22,516,216	2,196,640	17,565,807

(21,000,615)	(40,959,760)	(98,728,970)	(4,583,566)	(68,823,707)
(418,209)	-	-	-	-
111,278	-	-	-	-
38,187	-	-	-	-
60,756	-	-	-	-
216,055	(63)	-	-	(12,474)
(20,992,548)	(40,959,823)	(98,728,970)	(4,583,566)	(68,836,181)
(25,674,921)	(22,539,189)	(76,212,754)	(2,386,926)	(51,270,374)
$(21,650,128)	$(20,540,727)	$(70,910,021)	$(2,287,132)	$(48,767,806)

$142,169	$30,089	$7,597	$-	$148,089

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		MassMutual Select Indexed Equity Fund	MassMutual Select Core Opportunities Fund
Investment income (Note 2):
	Dividends (a)	$16,630,448	$448,591
	Interest	5,131	81
	Total investment income	16,635,579	448,672
Expenses (Note 3):
	Investment management fees	857,025	169,466
	Custody fees	81,392	12,469
	Audit fees	16,536	16,168
	Legal fees	22,039	546
	Proxy fees	469	684
	Shareholder reporting fees	25,798	1,687
	Trustees' fees	80,879	1,915
		1,084,138	202,935
	Administration fees:
	Class A	608,355	31,675
	Class L	390,616	18,900
	Class Y	506,671	3,961
	Class S	634,908	2,327
	Class N	7,760	195
	Class Z	240,928	-
	Distribution fees:
	Class N	3,662	139
	Service fees:
	Class A	317,050	26,396
	Class N	3,662	139
	Total expenses	3,797,750	286,667
	Expenses waived (Note 3):
	Class A fees waived by advisor	-	-
	Class L fees waived by advisor	-	-
	Class Y fees waived by advisor	-	-
	Class S fees waived by advisor	-	-
	Class N fees waived by advisor	-	-
	Class A administrative fees waived	(253,640)	-
	Class L administrative fees waived	(162,858)	-
	Class N administrative fees waived	(2,930)	-
	Net expenses	3,378,322	286,667
	Net investment income (loss)	13,257,257	162,005
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(1,942,908)	2,607,787
	Futures contracts	(2,148,036)	-
	Foreign currency transactions	-	-
	Net realized gain (loss)	(4,090,944)	2,607,787
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	(129,714,051)	(10,866,304)
	Futures contracts	(2,644,254)	-
	Translation of assets and liabilities in foreign currencies	-	171
	Net change in unrealized appreciation (depreciation)	(132,358,305)	(10,866,133)
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	(136,449,249)	(8,258,346)
	Net increase (decrease) in net assets resulting from operations	$(123,191,992)	$(8,096,341)

(a)	Net of withholding tax of:	$-	$5,266

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund	MassMutual Select Large Cap Growth Fund	MassMutual Select Aggressive Growth Fund	MassMutual Select NASDAQ-100 Fund	MassMutual Select Focused Value Fund

$2,001,030	$470,283	$939,884	$164,456	$4,243,195
2,251	64	61	111	1,890
2,003,281	470,347	939,945	164,567	4,245,085

1,675,568	243,455	1,020,763	34,053	2,094,938
32,153	15,346	23,099	5,704	24,455
15,822	15,441	15,766	16,171	15,834
6,985	1,019	3,827	610	7,917
464	486	684	469	573
10,972	2,869	5,565	1,860	9,897
25,924	3,803	14,182	2,249	28,973
1,767,888	282,419	1,083,886	61,116	2,182,587

136,077	5,990	95,552	56,117	277,367
532,777	30,152	92,486	19,269	165,977
58,454	4,665	18,379	3,635	62,596
116,373	40,583	71,516	36,354	114,784
1,663	2	75	1,029	4,189
-	-	-	-	-

907	1	48	382	2,724

83,279	4,243	69,361	22,468	207,362
907	1	48	382	2,724
2,698,325	368,056	1,431,351	200,752	3,020,310

(51,406)	-	-	-	-
(149,092)	-	-	-	-
(31,267)	-	-	-	-
(61,901)	-	-	-	-
(487)	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
2,404,172	368,056	1,431,351	200,752	3,020,310
(400,891)	102,291	(491,406)	(36,185)	1,224,775

18,502,464	5,525,701	6,806,847	1,684,209	18,239,509
-	-	-	(10,939)	-
(3,684)	-	-	-	-
18,498,780	5,525,701	6,806,847	1,673,270	18,239,509

(58,108,670)	(11,762,939)	(26,853,394)	(4,301,492)	(55,474,899)
-	-	-	(18,155)	-
(44)	-	-	-	-
(58,108,714)	(11,762,939)	(26,853,394)	(4,319,647)	(55,474,899)
(39,609,934)	(6,237,238)	(20,046,547)	(2,646,377)	(37,235,390)
$(40,010,825)	$(6,134,947)	$(20,537,953)	$(2,682,562)	$(36,010,615)

$8,217	$3,435	$28,230	$2,535	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund
Investment income (Note 2):
	Dividends (a)	$1,228,164	$480,436
	Interest	120	111
	Total investment income	1,228,284	480,547
Expenses (Note 3):
	Investment management fees	421,107	303,579
	Custody fees	17,270	7,285
	Audit fees	15,726	14,996
	Legal fees	1,527	1,147
	Proxy fees	533	533
	Shareholder reporting fees	2,849	2,771
	Trustees' fees	5,584	4,243
		464,596	334,554
	Administration fees:
	Class A	9,407	11,935
	Class L	57,706	35,538
	Class Y	473	3,957
	Class S	18,723	11,004
	Class N	88	28
	Distribution fees:
	Class N	63	20
	Service fees:
	Class A	7,839	9,946
	Class N	63	20
	Total expenses	558,958	407,002
	Net investment income (loss)	669,326	73,545
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	12,167,421	2,805,169
	Foreign currency transactions	-	-
	Net realized gain (loss)	12,167,421	2,805,169
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	(15,813,639)	(5,813,480)
	Translation of assets and liabilities in foreign currencies	(81)	-
	Net change in unrealized appreciation (depreciation)	(15,813,720)	(5,813,480)
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	(3,646,299)	(3,008,311)
	Net increase (decrease) in net assets resulting from operations	$(2,976,973)	$(2,934,766)

(a)	Net of withholding tax of:	$2,401	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund

$3,867,358	$203,683	$3,127,541	$1,060,611	$107,597
1,157	65	14,426	846	44
3,868,515	203,748	3,141,967	1,061,457	107,641

2,108,549	252,298	4,708,825	2,098,136	220,939
31,932	16,153	65,762	51,787	13,911
15,524	15,717	15,970	16,385	15,433
6,130	980	15,959	6,403	639
775	591	464	551	1,001
7,880	2,263	18,800	8,242	1,878
22,392	3,599	58,438	23,455	2,352
2,193,182	291,601	4,884,218	2,204,959	256,153

184,500	19,497	519,349	161,683	22,394
96,693	25,949	611,682	120,649	20,702
84,363	1,445	145,144	113,039	4,223
218,153	17,694	164,526	167,403	18,205
2,620	444	3,853	990	337

1,600	310	2,573	541	211

128,375	15,851	400,238	99,192	16,037
1,600	310	2,573	541	211
2,911,086	373,101	6,734,156	2,868,997	338,473
957,429	(169,353)	(3,592,189)	(1,807,540)	(230,832)

10,906,765	8,184,080	57,681,473	39,450,783	2,691,045
(194)	5,607	(7,460)	(19,757)	-
10,906,571	8,189,687	57,674,013	39,431,026	2,691,045

(26,530,367)	(9,683,383)	(65,615,635)	(56,684,619)	(3,368,669)
-	(13,712)	(341)	(1,855)	-
(26,530,367)	(9,697,095)	(65,615,976)	(56,686,474)	(3,368,669)
(15,623,796)	(1,507,408)	(7,941,963)	(17,255,448)	(677,624)
$(14,666,367)	$(1,676,761)	$(11,534,152)	$(19,062,988)	$(908,456)

$4,498	$2,735	$42,627	$7,412	$945

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		MassMutual Select Diversified International Fund	MassMutual Select Overseas Fund
Investment income (Note 2):
	Dividends - unaffiliated issuers (a)	$2,309,527	$8,586,499
	Dividends - affiliated issuers	-	-
	Interest	193	376
	Total investment income	2,309,720	8,586,875
Expenses (Note 3):
	Investment management fees	573,690	2,688,966
	Custody fees	82,339	264,733
	Audit fees	16,767	17,521
	Legal fees	1,735	7,359
	Proxy fees	486	605
	Shareholder reporting fees	3,121	9,455
	Trustees' fees	6,412	27,140
		684,550	3,015,779
	Administration fees:
	Class A	2,188	71,730
	Class L	45,331	173,303
	Class Y	4,990	43,370
	Class S	22,272	54,188
	Class N	117	836
	Distribution fees:
	Class N	83	710
	Service fees:
	Class A	1,824	73,404
	Class N	83	710
	Total expenses	761,438	3,434,030
	Expenses waived (Note 3):
	Class A fees waived by advisor	(1,488)	-
	Class L fees waived by advisor	(30,810)	-
	Class Y fees waived by advisor	(4,455)	-
	Class S fees waived by advisor	(59,652)	-
	Class N fees waived by advisor	(68)	-
	Class A administrative fees waived	-	(29,361)
	Class L administrative fees waived	-	(70,939)
	Class N administrative fees waived	-	(284)
	Net expenses	664,965	3,333,446
	Net investment income (loss)	1,644,755	5,253,429
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions - unaffiliated issuers	(810,010)	(2,679,137)
	Investment transactions - affiliated issuer	-	-
	Futures contracts	(91,032)	(74,138)
	Foreign currency transactions	1,718,464	2,336,950
	Net realized gain (loss)	817,422	(416,325)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions - unaffiliated issuers	(25,828,484)	(66,973,843)
	Investment transactions - affiliated issuer	-	-
	Futures contracts	(33,052)	(69,223)
	Translation of assets and liabilities in foreign currencies	(394,357)	153,767
	Net change in unrealized appreciation (depreciation)	(26,255,893)	(66,889,299)
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	(25,438,471)	(67,305,624)
	Net increase (decrease) in net assets resulting from operations	$(23,793,716)	$(62,052,195)

(a)	Net of withholding tax of:	$348,143	$1,250,149
*	Fund commenced operations on April 1, 2010.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund	MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2015 Fund*	MassMutual Select Destination Retirement 2020 Fund

$-	$-	$-	$-
23,733	27,802	309	83,823
12	3	-	-
23,745	27,805	309	83,823

26,001	29,500	123	90,966
15,869	16,007	4,154	15,536
14,434	14,437	9,617	14,493
1,363	1,556	13	4,817
395	395	284	395
2,723	2,931	822	6,584
5,047	5,750	50	17,757
65,832	70,576	15,063	150,548

24,365	28,294	39	80,405
27,415	10,764	39	94,984
3,910	8,656	15	22,170
1,588	4,561	17	13,581
100	580	-	626

128	661	-	693

41,749	41,707	61	114,342
128	661	-	693
165,215	166,460	15,234	478,042

-	-	(1,484)	-
-	-	(1,485)	-
-	-	(1,485)	-
-	-	(10,387)	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
165,215	166,460	393	478,042
(141,470)	(138,655)	(84)	(394,219)

-	-	-	-
1,473,866	(1,027,904)	(693)	(13,189,718)
-	-	-	-
-	-	-	-
1,473,866	(1,027,904)	(693)	(13,189,718)

-	-	-	-
(869,526)	(563,367)	(66,019)	(3,154,159)
-	-	-	-
-	-	-	-
(869,526)	(563,367)	(66,019)	(3,154,159)
604,340	(1,591,271)	(66,712)	(16,343,877)
$462,870	$(1,729,926)	$(66,796)	$(16,738,096)

$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		MassMutual Select Destination Retirement 2025 Fund*	MassMutual Select Destination Retirement 2030 Fund
Investment income (Note 2):
	Dividends - affiliated issuers	$306	$66,410
	Total investment income	306	66,410
Expenses (Note 3):
	Investment management fees	122	71,507
	Custody fees	4,154	15,435
	Audit fees	9,615	14,475
	Legal fees	13	3,800
	Proxy fees	284	395
	Shareholder reporting fees	822	5,436
	Trustees' fees	50	14,001
		15,060	125,049
	Administration fees:
	Class A	39	61,063
	Class L	39	73,978
	Class Y	15	17,839
	Class S	17	9,453
	Class N	-	413
	Distribution fees:
	Class N	-	462
	Service fees:
	Class A	61	88,088
	Class N	-	462
	Total expenses	15,231	376,807
	Expenses waived (Note 3):
	Class A fees waived by advisor	(1,485)	-
	Class L fees waived by advisor	(1,485)	-
	Class Y fees waived by advisor	(1,485)	-
	Class S fees waived by advisor	(10,388)	-
	Class N fees waived by advisor	-	-
	Net expenses	388	376,807
	Net investment income (loss)	(82)	(310,397)
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions - affiliated issuers	(1,720)	(12,747,575)
	Net realized gain (loss)	(1,720)	(12,747,575)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions - affiliated issuers	(94,110)	(4,371,234)
	Net change in unrealized appreciation (depreciation)	(94,110)	(4,371,234)
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	(95,830)	(17,118,809)
	Net increase (decrease) in net assets resulting from operations	$(95,912)	$(17,429,206)

*	Fund commenced operations on April 1, 2010.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2035 Fund*	MassMutual Select Destination Retirement 2040 Fund	MassMutual Select Destination Retirement 2045 Fund*	MassMutual Select Destination Retirement 2050 Fund

$308	$42,724	$332	$4,703
308	42,724	332	4,703

121	42,081	121	4,525
4,154	15,435	4,154	15,393
9,616	14,448	9,616	4,496
13	2,231	13	224
284	392	284	395
822	3,666	822	1,422
50	8,214	50	821
15,060	86,467	15,060	27,276

39	32,936	39	1,352
39	42,465	39	1,011
15	6,683	15	957
17	3,077	17	594
-	265	-	85

-	313	-	101

61	50,954	61	2,112
-	313	-	101
15,231	223,473	15,231	33,589

(1,485)	-	(1,485)	(1,786)
(1,485)	-	(1,485)	(1,336)
(1,485)	-	(1,485)	(3,373)
(10,388)	-	(10,388)	(12,550)
-	-	-	(86)
388	223,473	388	14,458
(80)	(180,749)	(56)	(9,755)

(1,444)	(6,586,540)	(1,176)	494,829
(1,444)	(6,586,540)	(1,176)	494,829

(100,480)	(4,226,196)	(107,450)	(1,747,465)
(100,480)	(4,226,196)	(107,450)	(1,747,465)
(101,924)	(10,812,736)	(108,626)	(1,252,636)
$(102,004)	$(10,993,485)	$(108,682)	$(1,262,391)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Strategic Bond Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,463,023	$10,766,820
Net realized gain (loss) on investment transactions	(1,445,813)	(7,365,720)
Net change in unrealized appreciation (depreciation) on investments	9,549,532	31,123,317
Net increase (decrease) in net assets resulting from operations	12,566,742	34,524,417
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(5,101,994)
Class L	-	(3,030,708)
Class Y	-	(4,609,586)
Class S	-	(4,402,978)
Class N	-	(61,218)
Total distributions from net investment income	-	(17,206,484)
Tax return of capital:
Class L	-	-
Class Y	-	-
Class S	-	-
Total tax return of capital	-	-
Net fund share transactions (Note 5):
Class A	(7,582,814)	(10,984,563)
Class L	(1,928,791)	13,889,812
Class Y	785,855	(10,626,583)
Class S	(4,343,124)	(9,738,271)
Class N	(20,404)	2,501
Increase (decrease) in net assets from fund share transactions	(13,089,278)	(17,457,104)
Total increase (decrease) in net assets	(522,536)	(139,171)
Net assets
Beginning of period	205,800,923	205,940,094
End of period	$205,278,387	$205,800,923
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$4,264,891	$(198,132)

*		Fund commenced operations on December 1, 2009.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund		MassMutual Select Global Allocation Fund		MassMutual Select Diversified Value Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009*	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$1,018,760	$2,407,042	$4,024,793	$311,792	$1,998,462	$6,497,576
5,539,841	(313,859)	(4,682,373)	(630,979)	18,420,634	(113,532,984)
(8,453,119)	20,168,116	(20,992,548)	(4,075,647)	(40,959,823)	165,881,936
(1,894,518)	22,261,299	(21,650,128)	(4,394,834)	(20,540,727)	58,846,528

-	(184,404)			-	(612,374)
-	(895,214)	-	-	-	(663,472)
-	(655,837)	-	-	-	(522,254)
-	(527,764)	-	-	-	(3,563,283)
-	(10,175)	-	-	-	(5,157)
-	(2,273,394)	-	-	-	(5,366,540)

-	-	-	(2,191)	-	-
-	-	-	(33)	-	-
-	-	-	(193,930)	-	-
-	-	-	(196,154)	-	-

(1,481,308)	(6,712,052)	821,765	100,100	(7,427,822)	(14,292,906)
(3,384,635)	(12,441,966)	488,297	9,801,521	(8,205,866)	(9,080,612)
(3,814,281)	(9,680,790)	-	100,133	1,187,883	(27,088,719)
(119,667)	(10,565,770)	4,175,557	466,989,340	(18,179,631)	11,964,407
(97,992)	(7,931)	-	-	(324,285)	(162,319)
(8,897,883)	(39,408,509)	5,485,619	476,991,094	(32,949,721)	(38,660,149)
(10,792,401)	(19,420,604)	(16,164,509)	472,400,106	(53,490,448)	14,819,839

76,398,525	95,819,129	472,400,106	-	320,521,813	305,701,974
$65,606,124	$76,398,525	$456,235,597	$472,400,106	$267,031,365	$320,521,813
$1,043,365	$24,605	$4,398,449	$373,656	$3,090,700	$1,092,238

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Fundamental Value Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,302,733	$12,849,555
Net realized gain (loss) on investment transactions	22,516,216	(84,350,024)
Net change in unrealized appreciation (depreciation) on investments	(98,728,970)	264,115,815
Net increase (decrease) in net assets resulting from operations	(70,910,021)	192,615,346
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(4,253)
Class L	-	(3,449)
Class Y	-	(2,256)
Class S	-	(9,022)
Class N	-	(48)
Class Z	-	-
Total distributions from net investment income	-	(19,028)
Net fund share transactions (Note 5):
Class A	12,935,133	19,958,775
Class L	(21,159,947)	(7,274,458)
Class Y	(1,338,145)	17,139,342
Class S	(13,289,772)	(2,824,204)
Class N	(586,638)	(105,405)
Class Z	-	-
Increase (decrease) in net assets from fund share transactions	(23,439,369)	26,894,050
Total increase (decrease) in net assets	(94,349,390)	219,490,368
Net assets
Beginning of period	988,910,593	769,420,225
End of period	$894,561,203	$988,910,593
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$18,051,842	$12,749,109

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund		MassMutual Select Large Cap Value Fund		MassMutual Select Indexed Equity Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$99,794	$476,645	$2,502,568	$5,032,456	$13,257,257	$28,283,550
2,196,640	(7,888,322)	17,565,807	(102,492,048)	(4,090,944)	(39,278,276)
(4,583,566)	13,755,573	(68,836,181)	282,254,647	(132,358,305)	375,042,529
(2,287,132)	6,343,896	(48,767,806)	184,795,055	(123,191,992)	364,047,803

-	-	-	(619,068)	-	(2,569,719)
-	-	-	(721,196)	-	(1,739,411)
-	-	-	(660,372)	-	(3,762,581)
-	-	-	(3,216,764)	-	(5,252,298)
-	-	-	(2,341)	-	(25,326)
-	-	-	-	-	(7,456,171)
-	-	-	(5,219,741)	-	(20,805,506)

(95,705)	(809,749)	(12,159,053)	(69,716,215)	13,889,824	11,283,597
(24,313)	(6,207,121)	(22,803,401)	(36,069,665)	6,924,368	(90,330,006)
(43,484)	275,874	(816,829)	2,740,990	(5,367,385)	(3,175,769)
(2,551,894)	(11,994,408)	(28,089,669)	(54,887,797)	1,545,188	(26,534,609)
(2,038)	(42)	(304,926)	151,465	(600,003)	(24,611)
-	-	-	-	61,563,727	20,111,169
(2,717,434)	(18,735,446)	(64,173,878)	(157,781,222)	77,955,719	(88,670,229)
(5,004,566)	(12,391,550)	(112,941,684)	21,794,092	(45,236,273)	254,572,068

32,783,464	45,175,014	731,380,582	709,586,490	1,663,516,443	1,408,944,375
$27,778,898	$32,783,464	$618,438,898	$731,380,582	$1,618,280,170	$1,663,516,443
$568,052	$468,258	$2,022,592	$(479,976)	$20,822,649	$7,565,392

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Core Opportunities Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$162,005	$239,138
Net realized gain (loss) on investment transactions	2,607,787	(3,928,967)
Net change in unrealized appreciation (depreciation) on investments	(10,866,133)	11,830,652
Net increase (decrease) in net assets resulting from operations	(8,096,341)	8,140,823
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net investment income	-	-
From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net realized gains	-	-
Net fund share transactions (Note 5):
Class A	(509,478)	(1,125,176)
Class L	18,158,610	(3,238,357)
Class Y	(1,921,614)	50,270
Class S	16,864,911	319,502
Class N	4,469	7,887
Increase (decrease) in net assets from fund share transactions	32,596,898	(3,985,874)
Total increase (decrease) in net assets	24,500,557	4,154,949
Net assets
Beginning of period	35,046,308	30,891,359
End of period	$59,546,865	$35,046,308
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$398,063	$236,058

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund		MassMutual Select Large Cap Growth Fund		MassMutual Select Aggressive Growth Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$(400,891)	$145,019	$102,291	$198,724	$(491,406)	$(845,675)
18,498,780	(53,756,172)	5,525,701	(3,323,103)	6,806,847	(39,819,372)
(58,108,714)	234,184,576	(11,762,939)	17,625,328	(26,853,394)	162,287,248
(40,010,825)	180,573,423	(6,134,947)	14,500,949	(20,537,953)	121,622,201

-	(11,389)	-	-	-	-
-	(48,500)	-	(33,419)	-	-
-	(7,854)	-	(19,291)	-	-
-	(31,519)	-	(119,997)	-	-
-	(138)	-	-	-	-
-	(99,400)	-	(172,707)	-	-

-	-	-	-	-	(8,293)
-	-	-	-	-	(9,113)
-	-	-	-	-	(2,859)
-	-	-	-	-	(21,130)
-	-	-	-	-	(12)
-	-	-	-	-	(41,407)

(4,846,240)	(481,765)	(673,112)	(677,978)	(7,750,199)	(7,318,309)
(35,831,459)	(31,102,310)	5,302,711	13,634,621	(15,810,456)	(28,124,690)
5,220,230	947,341	(12,320,632)	691,197	(3,147,832)	(3,225,946)
(52,527,971)	(23,383,876)	(7,149,814)	33,459,515	(20,353,807)	(8,887,695)
(480,296)	(40,852)	-	-	(64,490)	(28,614)
(88,465,736)	(54,061,462)	(14,840,847)	47,107,355	(47,126,784)	(47,585,254)
(128,476,561)	126,412,561	(20,975,794)	61,435,597	(67,664,737)	73,995,540

562,821,469	436,408,908	84,197,386	22,761,789	309,626,191	235,630,651
$434,344,908	$562,821,469	$63,221,592	$84,197,386	$241,961,454	$309,626,191
$(327,935)	$72,956	$127,508	$25,217	$(556,130)	$(64,724)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select NASDAQ-100 Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(36,185)	$(76,258)
Net realized gain (loss) on investment transactions	1,673,270	453,562
Net change in unrealized appreciation (depreciation) on investments	(4,319,647)	16,285,354
Net increase (decrease) in net assets resulting from operations	(2,682,562)	16,662,658
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net investment income	-	-
Net fund share transactions (Note 5):
Class A	(979,742)	(793,505)
Class L	(812,684)	(296,276)
Class Y	(1,496,866)	(130,216)
Class S	(1,795,540)	3,193,793
Class N	(7,943)	82,735
Increase (decrease) in net assets from fund share transactions	(5,092,775)	2,056,531
Total increase (decrease) in net assets	(7,775,337)	18,719,189
Net assets
Beginning of period	48,411,814	29,692,625
End of period	$40,636,477	$48,411,814
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(32,723)	$3,462

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund		MassMutual Select Mid-Cap Value Fund		MassMutual Select Small Cap Value Equity Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$1,224,775	$3,182,999	$669,326	$1,101,605	$73,545	$802,866
18,239,509	(61,590,804)	12,167,421	(35,370,572)	2,805,169	(28,970,358)
(55,474,899)	285,099,937	(15,813,720)	61,037,997	(5,813,480)	44,732,783
(36,010,615)	226,692,132	(2,976,973)	26,769,030	(2,934,766)	16,565,291

-	-	-	(36,498)	-	(37,442)
-	-	-	(275,609)	-	(175,010)
-	-	-	(2,976)	-	(36,716)
-	-	-	(672,224)	-	(560,977)
-	-	-	(155)	-	-
-	-	-	(987,462)	-	(810,145)

(4,833,486)	(7,752,853)	(330,727)	458,459	(953,200)	(1,277,489)
(12,481,023)	(11,641,213)	(698,059)	(3,464,214)	(7,482,846)	(4,165,855)
(388,272)	(18,109,875)	266,614	(1,628,853)	495,435	(938,763)
(5,523,522)	24,065,826	2,580,277	(5,937,886)	(3,079,486)	(3,338,190)
(1,161,301)	62,249	5,430	4,919	(136)	(201,896)
(24,387,604)	(13,375,866)	1,823,535	(10,567,575)	(11,020,233)	(9,922,193)
(60,398,219)	213,316,266	(1,153,438)	15,213,993	(13,954,999)	5,832,953

590,381,792	377,065,526	115,208,373	99,994,380	99,369,410	93,536,457
$529,983,573	$590,381,792	$114,054,935	$115,208,373	$85,414,411	$99,369,410
$4,334,230	$3,109,455	$771,148	$101,822	$80,303	$6,758

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Value Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$957,429	$2,001,931
Net realized gain (loss) on investment transactions	10,906,571	(28,749,396)
Net change in unrealized appreciation (depreciation) on investments	(26,530,367)	126,796,920
Net increase (decrease) in net assets resulting from operations	(14,666,367)	100,049,455
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(268,904)
Class L	-	(261,165)
Class Y	-	(465,514)
Class S	-	(1,491,055)
Class N	-	(844)
Total distributions from net investment income	-	(2,487,482)
From net realized gains:
Class S	-	-
Total distributions from net realized gains	-	-
Net fund share transactions (Note 5):
Class A	10,134,914	(11,700,254)
Class L	(4,420,289)	(5,354,358)
Class Y	(3,580,003)	(10,840,362)
Class S	28,612,860	(4,803,780)
Class N	(994,638)	111,898
Increase (decrease) in net assets from fund share transactions	29,752,844	(32,586,856)
Total increase (decrease) in net assets	15,086,477	64,975,117
Net assets
Beginning of period	456,950,835	391,975,718
End of period	$472,037,312	$456,950,835
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$1,877,311	$919,882

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund		MassMutual Select Mid Cap Growth Equity II Fund		MassMutual Select Small Cap Growth Equity Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$(169,353)	$(222,083)	$(3,592,189)	$(4,569,857)	$(1,807,540)	$(2,682,800)
8,189,687	(9,132,373)	57,674,013	(110,189,939)	39,431,026	(11,551,177)
(9,697,095)	32,806,849	(65,615,976)	476,467,866	(56,686,474)	152,861,131
(1,676,761)	23,452,393	(11,534,152)	361,708,070	(19,062,988)	138,627,154

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	(18,023)	-	-
-	-	-	(18,023)	-	-

(2,200,211)	(1,347,124)	(4,874,121)	3,755,153	3,917,365	(6,458,547)
(1,563,839)	(5,272,460)	(3,341,148)	(7,047,734)	(4,065,460)	(19,012,404)
163,226	(2,706,795)	(4,204,616)	9,630,336	(7,860,934)	(5,968,953)
(12,574,837)	(10,639,640)	30,499,860	32,722,250	36,809,831	9,804,232
(94,107)	(3,113)	(283,407)	281,519	(154,296)	53,328
(16,269,768)	(19,969,132)	17,796,568	39,341,524	28,646,506	(21,582,344)
(17,946,529)	3,483,261	6,262,416	401,031,571	9,583,518	117,044,810

76,177,027	72,693,766	1,199,324,516	798,292,945	485,628,490	368,583,680
$58,230,498	$76,177,027	$1,205,586,932	$1,199,324,516	$495,212,008	$485,628,490
$(189,439)	$(20,086)	$(5,001,380)	$(1,409,191)	$(1,910,082)	$(102,542)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Growth Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(230,832)	$(233,123)
Net realized gain (loss) on investment transactions	2,691,045	(4,166,859)
Net change in unrealized appreciation (depreciation) on investments	(3,368,669)	18,820,624
Net increase (decrease) in net assets resulting from operations	(908,456)	14,420,642
Distributions to shareholders (Note 2):
From net investment income:
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net investment income	-	-
Net fund share transactions (Note 5):
Class A	(1,137,484)	(3,229,635)
Class L	5,509,815	(1,207,316)
Class Y	(251,700)	(8,906,193)
Class S	1,054,382	(4,753,070)
Class N	23,066	(32,088)
Increase (decrease) in net assets from fund share transactions	5,198,079	(18,128,302)
Total increase (decrease) in net assets	4,289,623	(3,707,660)
Net assets
Beginning of period	49,675,425	53,383,085
End of period	$53,965,048	$49,675,425
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(246,807)	$(15,975)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund		MassMutual Select Overseas Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$1,644,755	$2,976,389	$5,253,429	$6,572,511
817,422	(52,976,516)	(416,325)	(96,072,772)
(26,255,893)	106,295,828	(66,889,299)	263,135,031
(23,793,716)	56,295,701	(62,052,195)	173,634,770

-	(256,951)	-	-
-	(59,989)	-	-
-	(874,242)	-	-
-	(255)	-	-
-	(1,191,437)	-	-

(216,994)	(55,006,793)	(4,342,110)	(2,983,906)
(494,421)	(1,704,802)	(10,399,804)	(46,669,247)
4,909	(646,657)	(5,787,832)	343,818
5,212,132	5,874,834	(286,495)	(27,610,170)
(1,131)	580	(782,790)	(225,161)
4,504,495	(51,482,838)	(21,599,031)	(77,144,666)
(19,289,221)	3,621,426	(83,651,226)	96,490,104

134,637,538	131,016,112	571,371,563	474,881,459
$115,348,317	$134,637,538	$487,720,337	$571,371,563
$1,263,941	$(380,814)	$11,892,866	$6,639,437

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Destination Retirement Income Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(141,470)	$2,350,397
Net realized gain (loss) on investment transactions	1,473,866	(36,253,679)
Net change in unrealized appreciation (depreciation) on investments	(869,526)	52,519,022
Net increase (decrease) in net assets resulting from operations	462,870	18,615,740
Net fund share transactions (Note 5):
Class A	(1,841,985)	(15,292,117)
Class L	(1,600,683)	(24,894,338)
Class Y	(2,106,804)	(42,322,605)
Class S	1,910,478	(4,108,316)
Class N	(6,655)	(1,607)
Increase (decrease) in net assets from fund share transactions	(3,645,649)	(86,618,983)
Total increase (decrease) in net assets	(3,182,779)	(68,003,243)
Net assets
Beginning of period	105,917,927	173,921,170
End of period	$102,735,148	$105,917,927
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$2,615,213	$2,756,683

* Fund commenced operations on April 1, 2010.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund		MassMutual Select Destination Retirement 2015 Fund	MassMutual Select Destination Retirement 2020 Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)*	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$(138,655)	$2,126,861	$(84)	$(394,219)	$4,060,807
(1,027,904)	(37,966,154)	(693)	(13,189,718)	(98,779,459)
(563,367)	61,995,247	(66,019)	(3,154,159)	187,315,955
(1,729,926)	26,155,954	(66,796)	(16,738,096)	92,597,303

(4,433,451)	(10,360,997)	100,100	(5,653,015)	(16,872,431)
(1,265,708)	(25,585,386)	100,100	(10,362,441)	(53,600,782)
(3,895,849)	(18,739,685)	100,100	(7,570,507)	(30,201,261)
4,624,975	3,091,545	700,100	9,503,359	12,214,345
(56,425)	(63,970)	-	(28,578)	(26,791)
(5,026,458)	(51,658,493)	1,000,400	(14,111,182)	(88,486,920)
(6,756,384)	(25,502,539)	933,604	(30,849,278)	4,110,383

120,889,484	146,392,023	-	373,580,404	369,470,021
$114,133,100	$120,889,484	$933,604	$342,731,126	$373,580,404
$2,553,694	$2,692,349	$(84)	$5,641,258	$6,035,477

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

MassMutual Select Destination Retirement 2025 Fund
Period Ended June 30, 2010 (Unaudited)*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(82)
Net realized gain (loss) on investment transactions	(1,720)
Net change in unrealized appreciation (depreciation) on investments	(94,110)
Net increase (decrease) in net assets resulting from operations	(95,912)
Net fund share transactions (Note 5):
Class A	100,100
Class L	100,100
Class Y	100,100
Class S	700,100
Class N	-
Increase (decrease) in net assets from fund share transactions	1,000,400
Total increase (decrease) in net assets	904,488
Net assets
Beginning of period	-
End of period	$904,488
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(82)

* Fund commenced operations on April 1, 2010.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund		MassMutual Select Destination Retirement 2035 Fund	MassMutual Select Destination Retirement 2040 Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)*	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$(310,397)	$2,036,639	$(80)	$(180,749)	$929,478
(12,747,575)	(86,830,396)	(1,444)	(6,586,540)	(53,915,310)
(4,371,234)	163,650,220	(100,480)	(4,226,196)	102,327,051
(17,429,206)	78,856,463	(102,004)	(10,993,485)	49,341,219

(2,207,696)	(19,397,389)	100,100	(87,434)	(6,350,047)
(9,996,423)	(41,947,654)	100,100	(5,855,566)	(29,099,257)
(8,068,788)	(14,050,055)	100,100	(3,180,622)	(14,379,222)
9,846,068	16,924,479	700,100	4,961,047	11,125,964
(45,267)	77,828	-	(23,661)	64,032
(10,472,106)	(58,392,791)	1,000,400	(4,186,236)	(38,638,530)
(27,901,312)	20,463,672	898,396	(15,179,721)	10,702,689

294,825,692	274,362,020	-	172,027,429	161,324,740
$266,924,380	$294,825,692	$898,396	$156,847,708	$172,027,429
$3,464,927	$3,775,324	$(80)	$1,671,010	$1,851,759

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

MassMutual Select Destination Retirement 2045 Fund
Period Ended June 30, 2010 (Unaudited)*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(56)
Net realized gain (loss) on investment transactions	(1,176)
Net change in unrealized appreciation (depreciation) on investments	(107,450)
Net increase (decrease) in net assets resulting from operations	(108,682)
Distributions to shareholders (Note 2):
From net investment income:
Class A	-
Class L	-
Class Y	-
Class S	-
Class N	-
Total distributions from net investment income	-
Tax return of capital:
Net fund share transactions (Note 5):
Class A	100,100
Class L	100,100
Class Y	100,100
Class S	700,100
Class N	-
Increase (decrease) in net assets from fund share transactions	1,000,400
Total increase (decrease) in net assets	891,718
Net assets
Beginning of period	-
End of period	$891,718
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(56)

* Fund commenced operations on April 1, 2010.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$(9,755)	$105,485
494,829	(3,081,429)
(1,747,465)	7,362,716
(1,262,391)	4,386,772

-	(12,307)
-	(11,580)
-	(32,114)
-	(128,712)
-	(454)
-	(185,167)

509,639	457,656
36,365	606,676
426,077	792,465
851,207	1,716,499
-	454
1,823,288	3,573,750
560,897	7,775,355

17,353,754	9,578,399
$17,914,651	$17,353,754
$(10,559)	$(804)

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.14		$8.37	$10.00	$9.99	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.19		0.45	0.51	0.46	0.43	0.33
Net realized and unrealized gain (loss) on investments	0.37		1.09	(1.39)	(0.08)	(0.03)	(0.19)
Total income (loss) from investment operations	0.56		1.54	(0.88)	0.38	0.40	0.14
Less distributions to shareholders:
From net investment income	-		(0.77)	(0.49)	(0.37)	(0.38)	(0.17)
From net realized gains	-		-	(0.26)	-	-	-
Total distributions	-		(0.77)	(0.75)	(0.37)	(0.38)	(0.17)
Net asset value, end of period	$9.70		$9.14	$8.37	$10.00	$9.99	$9.97
Total Return ^,^^	6.13%	**	18.39%	(8.60% )	3.95%	3.99%	1.37%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$58,327		$62,233	$67,723	$82,172	$39,420	$20,689
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	*	1.11%	1.10%	1.09%	1.11%	1.21%
After expense waiver	N/A		N/A	1.07% #	1.00% #	0.96% #	1.00% #
Net investment income (loss) to average daily net assets	4.11%	*	5.02%	5.25%	4.59%	4.28%	3.25%
Portfolio turnover rate	47%	**	66%	74%	248%	162%	566%

	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.16		$8.39	$10.03	$10.01	$9.98	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.20		0.47	0.55	0.49	0.46	0.39
Net realized and unrealized gain (loss) on investments	0.38		1.10	(1.41)	(0.08)	(0.03)	(0.23)
Total income (loss) from investment operations	0.58		1.57	(0.86)	0.41	0.43	0.16
Less distributions to shareholders:
From net investment income	-		(0.80)	(0.52)	(0.39)	(0.40)	(0.18)
From net realized gains	-		-	(0.26)	-	-	-
Total distributions	-		(0.80)	(0.78)	(0.39)	(0.40)	(0.18)
Net asset value, end of period	$9.74		$9.16	$8.39	$10.03	$10.01	$9.98
Total Return ^	6.22%	**	18.70%	(8.42% )	4.23%	4.31%	1.57%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36,640		$36,382	$20,994	$29,782	$17,942	$3,933
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	*	0.86%	0.85%	0.84%	0.86%	0.96%
After expense waiver	N/A		N/A	0.82% #	0.75% #	0.71% #	0.75% #
Net investment income (loss) to average daily net assets	4.34%	*	5.06%	5.68%	4.83%	4.53%	3.82%
Portfolio turnover rate	47%	**	66%	74%	248%	162%	566%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.18		$8.40	$10.04	$10.02	$9.98	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.21		0.49	0.56	0.49	0.46	0.37
Net realized and unrealized gain (loss) on investments	0.37		1.10	(1.41)	(0.08)	(0.03)	(0.21)
Total income (loss) from investment operations	0.58		1.59	(0.85)	0.41	0.43	0.16
Less distributions to shareholders:
From net investment income	-		(0.81)	(0.53)	(0.39)	(0.39)	(0.18)
From net realized gains	-		-	(0.26)	-	-	-
Total distributions	-		(0.81)	(0.79)	(0.39)	(0.39)	(0.18)
Net asset value, end of period	$9.76		$9.18	$8.40	$10.04	$10.02	$9.98
Total Return ^	6.32%	**	18.90%	(8.30% )	4.26%	4.38%	1.57%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$61,288		$56,838	$63,385	$150,260	$109,603	$59,396
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	*	0.71%	0.70%	0.69%	0.70%	0.81%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.75% #
Net investment income (loss) to average daily net assets	4.49%	*	5.41%	5.73%	4.87%	4.53%	3.64%
Portfolio turnover rate	47%	**	66%	74%	248%	162%	566%

	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.18		$8.40	$10.04	$10.02	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.21		0.50	0.56	0.50	0.46	0.33
Net realized and unrealized gain (loss) on investments	0.37		1.09	(1.40)	(0.08)	(0.03)	(0.16)
Total income (loss) from investment operations	0.58		1.59	(0.84)	0.42	0.43	0.17
Less distributions to shareholders:
From net investment income	-		(0.81)	(0.54)	(0.40)	(0.40)	(0.18)
From net realized gains	-		-	(0.26)	-	-	-
Total distributions	-		(0.81)	(0.80)	(0.40)	(0.40)	(0.18)
Net asset value, end of period	$9.76		$9.18	$8.40	$10.04	$10.02	$9.99
Total Return ^	6.32%	**	18.95%	(8.19% )	4.32%	4.31%	1.65%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$48,177		$49,528	$53,079	$104,158	$71,375	$62,533
Ratio of expenses to average daily net assets:
Before expense waiver	0.66%	*	0.66%	0.65%	0.64%	0.65%	0.76%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.70% #
Net investment income (loss) to average daily net assets	4.54%	*	5.54%	5.78%	4.93%	4.56%	3.23%
Portfolio turnover rate	47	**	66%	74%	248%	162%	566%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.14		$8.37	$9.96	$9.96	$9.96	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.18		0.42	0.46	0.43	0.40	0.28
Net realized and unrealized gain (loss) on investments	0.37		1.09	(1.37)	(0.08)	(0.03)	(0.18)
Total income (loss) from investment operations	0.55		1.51	(0.91)	0.35	0.37	0.10
Less distributions to shareholders:
From net investment income	-		(0.74)	(0.42)	(0.35)	(0.37)	(0.14)
From net realized gains	-		-	(0.26)	-	-	-
Total distributions	-		(0.74)	(0.68)	(0.35)	(0.37)	(0.14)
Net asset value, end of period	$9.69		$9.14	$8.37	$9.96	$9.96	$9.96
Total Return ^,^^	6.02%	**	17.95%	(8.86% )	3.62%	3.73%	0.99%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$847		$820	$758	$3,560	$2,040	$208
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	*	1.41%	1.40%	1.39%	1.41%	1.51%
After expense waiver	N/A		N/A	1.35% #	1.30% #	1.26% #	1.30% #
Net investment income (loss) to average daily net assets	3.79%	*	4.70%	4.72%	4.28%	3.99%	2.78%
Portfolio turnover rate	47%	**	66%	74%	248%	162%	566%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.41		$7.46	$10.86		$11.42	$10.56	$10.45
Income (loss) from investment operations:
Net investment income (loss) ***	0.12		0.20	0.27		0.26	0.24	0.15
Net realized and unrealized gain (loss) on investments	(0.44)		1.95	(3.15)		(0.01)	0.97	0.20
Total income (loss) from investment operations	(0.32)		2.15	(2.88)		0.25	1.21	0.35
Less distributions to shareholders:
From net investment income	-		(0.20)	(0.48)		(0.25)	(0.24)	(0.18)
From net realized gains	-		-	(0.04)		(0.56)	(0.11)	(0.06)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.20)	(0.52)		(0.81)	(0.35)	(0.24)
Net asset value, end of period	$9.09		$9.41	$7.46		$10.86	$11.42	$10.56
Total Return ^,^^	(3.30%	) **	28.52%	(26.48%	)	2.20%	11.54%	3.33%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,236		$8,924	$13,400		$27,308	$32,130	$26,267
Ratio of expenses to average daily net assets:
Before expense waiver	1.40%	*	1.36%	1.28%		1.24%	1.23%	1.23%
After expense waiver	N/A		N/A	N/A		1.24% ##	1.21% #	1.21% #
Net investment income (loss) to average daily net assets	2.52%	*	2.50%	2.70%		2.25%	2.16%	1.40%
Portfolio turnover rate	106%	**	89%	111%		113%	85%	211%

	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.40		$7.47	$10.88		$11.45	$10.58	$10.48
Income (loss) from investment operations:
Net investment income (loss) ***	0.13		0.22	0.31		0.29	0.26	0.18
Net realized and unrealized gain (loss) on investments	(0.44)		1.94	(3.17)		(0.02)	0.98	0.20
Total income (loss) from investment operations	(0.31)		2.16	(2.86)		0.27	1.24	0.38
Less distributions to shareholders:
From net investment income	-		(0.23)	(0.51)		(0.28)	(0.26)	(0.22)
From net realized gains	-		-	(0.04)		(0.56)	(0.11)	(0.06)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.23)	(0.55)		(0.84)	(0.37)	(0.28)
Net asset value, end of period	$9.09		$9.40	$7.47		$10.88	$11.45	$10.58
Total Return ^	(3.30%	) **	28.77%	(26.17%	)	2.42%	11.73%	3.63%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$32,864		$37,320	$41,913		$78,846	$94,872	$101,151
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	*	1.11%	1.03%		0.99%	0.98%	0.98%
After expense waiver	N/A		N/A	N/A		0.99% ##	0.96% #	0.96% #
Net investment income (loss) to average daily net assets	2.78%	*	2.71%	3.19%		2.50%	2.39%	1.68%
Portfolio turnover rate	106%	**	89%	111%		113%	85%	211%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.39		$7.46	$10.86		$11.45	$10.58	$10.48
Income (loss) from investment operations:
Net investment income (loss) ***	0.14		0.24	0.33		0.31	0.28	0.19
Net realized and unrealized gain (loss) on investments	(0.44)		1.93	(3.17)		(0.02)	0.98	0.20
Total income (loss) from investment operations	(0.30)		2.17	(2.84)		0.29	1.26	0.39
Less distributions to shareholders:
From net investment income	-		(0.24)	(0.52)		(0.32)	(0.28)	(0.23)
From net realized gains	-		-	(0.04)		(0.56)	(0.11)	(0.06)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.24)	(0.56)		(0.88)	(0.39)	(0.29)
Net asset value, end of period	$9.09		$9.39	$7.46		$10.86	$11.45	$10.58
Total Return ^	(3.19%	) **	29.15%	(26.19%	)	2.68%	11.90%	3.76%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$21,040		$25,323	$28,906		$78,883	$95,028	$78,145
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	*	0.96%	0.88%		0.84%	0.83%	0.83%
After expense waiver	N/A		N/A	N/A		0.84% ##	0.81% #	0.81% #
Net investment income (loss) to average daily net assets	2.92%	*	2.90%	3.29%		2.64%	2.54%	1.82%
Portfolio turnover rate	106%	**	89%	111%		113%	85%	211%

	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.35		$7.44	$10.85		$11.45	$10.58	$10.49
Income (loss) from investment operations:
Net investment income (loss) ***	0.13		0.24	0.33		0.32	0.29	0.20
Net realized and unrealized gain (loss) on investments	(0.42)		1.92	(3.16)		(0.02)	0.98	0.19
Total income (loss) from investment operations	(0.29)		2.16	(2.83)		0.30	1.27	0.39
Less distributions to shareholders:
From net investment income	-		(0.25)	(0.53)		(0.34)	(0.29)	(0.24)
From net realized gains	-		-	(0.04)		(0.56)	(0.11)	(0.06)
Tax return of capital	-		-	(0.01)		-	-	-
Total distributions	-		(0.25)	(0.58)		(0.90)	(0.40)	(0.30)
Net asset value, end of period	$9.06		$9.35	$7.44		$10.85	$11.45	$10.58
Total Return ^	(3.21%	) **	29.20%	(26.12%	)	2.69%	11.97%	3.85%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,054		$4,309	$11,176		$29,026	$23,044	$15,026
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	*	0.91%	0.83%		0.79%	0.78%	0.78%
After expense waiver	N/A		N/A	N/A		0.79% ##	0.76% #	0.76% #
Net investment income (loss) to average daily net assets	2.68%	*	2.84%	3.35%		2.74%	2.60%	1.90%
Portfolio turnover rate	106%	**	89%	111%		113%	85%	211%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.36		$7.45	$10.82		$11.41	$10.56	$10.46
Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.18	0.23		0.23	0.20	0.12
Net realized and unrealized gain (loss) on investments	(0.43)		1.92	(3.11)		(0.02)	0.97	0.21
Total income (loss) from investment operations	(0.33)		2.10	(2.88)		0.21	1.17	0.33
Less distributions to shareholders:
From net investment income	-		(0.19)	(0.45)		(0.24)	(0.21)	(0.17)
From net realized gains	-		-	(0.04)		(0.56)	(0.11)	(0.06)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.19)	(0.49)		(0.80)	(0.32)	(0.23)
Net asset value, end of period	$9.03		$9.36	$7.45		$10.82	$11.41	$10.56
Total Return ^,^^	(3.53%	) **	28.15%	(26.67%	)	1.87%	11.21%	3.02%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$412		$522	$424		$894	$572	$419
Ratio of expenses to average daily net assets:
Before expense waiver	1.70%	*	1.66%	1.58%		1.54%	1.53%	1.53%
After expense waiver	N/A		N/A	N/A		1.54% ##	1.51% #	1.51% #
Net investment income (loss) to average daily net assets	2.22%	*	2.15%	2.37%		1.99%	1.83%	1.13%
Portfolio turnover rate	106%	**	89%	111%		113%	85%	211%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Period Ended 12/31/09+
Net asset value, beginning of period	$9.90		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.00	†
Net realized and unrealized gain (loss) on investments	(0.55)		(0.10)
Total income (loss) from investment operations	(0.47)		(0.10)
Net asset value, end of period	$9.43		$9.90
Total Return ^,^^	(4.75%	) **	(1.00%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$875		$99
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	1.43%	*	1.83%	*
After expense waiver ‡‡	1.36%	*#	1.36%	*#
Short sale dividend and loan expense to average daily net assets ‡‡‡	0.00%	*††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.43%	*	N/A
After expense waiver ##	1.36%	*#	N/A
Net investment income (loss) to average daily net assets	1.62%	*	0.08%	*
Portfolio turnover rate	23%	**	21%	**!

	Class L
	Six Months Ended 06/30/10 (Unaudited)		Period Ended 12/31/09+
Net asset value, beginning of period	$9.90		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.01
Net realized and unrealized gain (loss) on investments	(0.53)		(0.11)
Total income (loss) from investment operations	(0.46)		(0.10)
Less distributions to shareholders:
Tax return of capital	-		(0.00	) †
Total distributions	-		(0.00	) †
Net asset value, end of period	$9.44		$9.90
Total Return ^	(4.75%	) **	(0.98%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,693		$9,702
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	1.18%	*	1.58%	*
After expense waiver ‡‡	1.11%	*#	1.11%	*#
Short sale dividend and loan expense to average daily net assets ‡‡‡	0.00%	*††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.18%	*	N/A
After expense waiver ##	1.11%	*#	N/A
Net investment income (loss) to average daily net assets	1.49%	*	0.64%	*
Portfolio turnover rate	23%	**	21%	**!

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
+	For the period December 1, 2009 (commencement of operations) through December 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes short sale dividend and loan expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
!	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 3% including securities received from subscriptions in-kind.
‡‡	Excludes short sale dividend and loan expense.
‡‡‡	Short sale dividend and loan expense incurred as a result of entering into short dividends is included in the Fund's net expenses in the Statement of Operations.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Period Ended 12/31/09+
Net asset value, beginning of period	$9.90		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.00	†
Net realized and unrealized gain (loss) on investments	(0.53)		(0.10)
Total income (loss) from investment operations	(0.45)		(0.10)
Less distributions to shareholders:
Tax return of capital	-		(0.00	) †
Total distributions	-		(0.00	) †
Net asset value, end of period	$9.45		$9.90
Total Return ^	(4.55%	) **	(0.97%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$95		$99
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	1.03%	*	1.43%	*
After expense waiver ‡‡	0.96%	*#	0.96%	*#
Short sale dividend and loan expense to average daily net assets ‡‡‡	0.00%	*††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.03%	*	N/A
After expense waiver ##	0.96%	*#	N/A
Net investment income (loss) to average daily net assets	1.63%	*	0.49%	*
Portfolio turnover rate	23%	**	21%	**!

	Class S
	Six Months Ended 06/30/10 (Unaudited)		Period Ended 12/31/09+
Net asset value, beginning of period	$9.90		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.01
Net realized and unrealized gain (loss) on investments	(0.54)		(0.11)
Total income (loss) from investment operations	(0.45)		(0.10)
Less distributions to shareholders:
Tax return of capital	-		(0.00	) †
Total distributions	-		(0.00	) †
Net asset value, end of period	$9.45		$9.90
Total Return ^	(4.55%	) **	(0.96%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$445,574		$462,500
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	0.93%	*	1.33%	*
After expense waiver ‡‡	0.86%	*#	0.86%	*#
Short sale dividend and loan expense to average daily net assets ‡‡‡	0.00%	*††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	0.93%	*	N/A
After expense waiver ##	0.86%	*#	N/A
Net investment income (loss) to average daily net assets	1.74%	*	0.84%	*
Portfolio turnover rate	23%	**	21%	**!

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
+	For the period December 1, 2009 (commencement of operations) through December 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes short sale dividend and loan expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
!	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 3% including securities received from subscriptions in-kind.
‡‡	Excludes short sale dividend and loan expense.
‡‡‡	Short sale dividend and loan expense incurred as a result of entering into short dividends is included in the Fund's net expenses in the Statement of Operations.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.06		$6.83	$12.02		$13.08	$11.26	$10.93
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.12	0.21		0.22	0.20	0.14
Net realized and unrealized gain (loss) on investments	(0.68)		1.22	(5.15)		(0.59)	2.20	0.54
Total income (loss) from investment operations	(0.64)		1.34	(4.94)		(0.37)	2.40	0.68
Less distributions to shareholders:
From net investment income	-		(0.11)	(0.23)		(0.21)	(0.17)	(0.12)
From net realized gains	-		-	(0.02)		(0.48)	(0.41)	(0.23)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.11)	(0.25)		(0.69)	(0.58)	(0.35)
Net asset value, end of period	$7.42		$8.06	$6.83		$12.02	$13.08	$11.26
Total Return ^,^^	(7.94%	) **	19.57%	(41.03%	)	(2.90% )	21.41%	6.23%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$35,325		$45,592	$52,940		$108,293	$82,361	$29,953
Net expenses to average daily net assets	1.10%	*	1.10%	1.09%		1.08%	1.08%	1.09%
Net investment income (loss) to average daily net assets	0.90%	*	1.73%	2.12%		1.64%	1.58%	1.27%
Portfolio turnover rate	116%	**	68%	17%		17%	15%	16%

	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.08		$6.85	$12.07		$13.13	$11.28	$10.93
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.14	0.24		0.26	0.23	0.17
Net realized and unrealized gain (loss) on investments	(0.68)		1.22	(5.17)		(0.61)	2.22	0.54
Total income (loss) from investment operations	(0.63)		1.36	(4.93)		(0.35)	2.45	0.71
Less distributions to shareholders:
From net investment income	-		(0.13)	(0.27)		(0.23)	(0.19)	(0.13)
From net realized gains	-		-	(0.02)		(0.48)	(0.41)	(0.23)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.13)	(0.29)		(0.71)	(0.60)	(0.36)
Net asset value, end of period	$7.45		$8.08	$6.85		$12.07	$13.13	$11.28
Total Return ^	(7.80%	) **	19.85%	(40.83%	)	(2.67% )	21.82%	6.42%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$31,796		$42,209	$44,160		$86,154	$57,853	$29,455
Net expenses to average daily net assets	0.81%	*	0.81%	0.80%		0.79%	0.79%	0.80%
Net investment income (loss) to average daily net assets	1.19%	*	2.06%	2.41%		1.93%	1.84%	1.55%
Portfolio turnover rate	116%	**	68%	17%		17%	15%	16%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.08		$6.85	$12.07		$13.12	$11.27	$10.93
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.15	0.25		0.27	0.24	0.19
Net realized and unrealized gain (loss) on investments	(0.67)		1.21	(5.17)		(0.59)	2.22	0.53
Total income (loss) from investment operations	(0.62)		1.36	(4.92)		(0.32)	2.46	0.72
Less distributions to shareholders:
From net investment income	-		(0.13)	(0.28)		(0.25)	(0.20)	(0.15)
From net realized gains	-		-	(0.02)		(0.48)	(0.41)	(0.23)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.13)	(0.30)		(0.73)	(0.61)	(0.38)
Net asset value, end of period	$7.46		$8.08	$6.85		$12.07	$13.12	$11.27
Total Return ^	(7.67%	) **	19.92%	(40.74%	)	(2.51% )	21.92%	6.61%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30,475		$31,928	$54,181		$132,425	$142,836	$56,761
Net expenses to average daily net assets	0.70%	*	0.70%	0.69%		0.68%	0.68%	0.69%
Net investment income (loss) to average daily net assets	1.31%	*	2.26%	2.49%		2.01%	1.95%	1.70%
Portfolio turnover rate	116%	**	68%	17%		17%	15%	16%

	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.08		$6.85	$12.09		$13.14	$11.28	$10.94
Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.15	0.26		0.28	0.25	0.19
Net realized and unrealized gain (loss) on investments	(0.68)		1.23	(5.19)		(0.59)	2.23	0.53
Total income (loss) from investment operations	(0.62)		1.38	(4.93)		(0.31)	2.48	0.72
Less distributions to shareholders:
From net investment income	-		(0.15)	(0.29)		(0.26)	(0.21)	(0.15)
From net realized gains	-		-	(0.02)		(0.48)	(0.41)	(0.23)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.15)	(0.31)		(0.74)	(0.62)	(0.38)
Net asset value, end of period	$7.46		$8.08	$6.85		$12.09	$13.14	$11.28
Total Return ^	(7.67%	) **	20.10%	(40.73%	)	(2.39% )	22.08%	6.59%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$169,225		$200,237	$153,801		$316,945	$246,598	$186,641
Net expenses to average daily net assets	0.60%	*	0.60%	0.59%		0.58%	0.58%	0.59%
Net investment income (loss) to average daily net assets	1.40%	*	2.20%	2.61%		2.12%	2.02%	1.75%
Portfolio turnover rate	116%	**	68%	17%		17%	15%	16%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.08		$6.85	$12.02		$13.09	$11.28	$10.94
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.10	0.18		0.18	0.16	0.11
Net realized and unrealized gain (loss) on investments	(0.67)		1.21	(5.14)		(0.60)	2.21	0.52
Total income (loss) from investment operations	(0.65)		1.31	(4.96)		(0.42)	2.37	0.63
Less distributions to shareholders:
From net investment income	-		(0.08)	(0.19)		(0.17)	(0.15)	(0.06)
From net realized gains	-		-	(0.02)		(0.48)	(0.41)	(0.23)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.08)	(0.21)		(0.65)	(0.56)	(0.29)
Net asset value, end of period	$7.43		$8.08	$6.85		$12.02	$13.09	$11.28
Total Return ^,^^	(7.92%	) **	19.07%	(41.28%	)	(3.15% )	21.11%	5.77%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$209		$556	$620		$2,486	$1,547	$147
Net expenses to average daily net assets	1.41%	*	1.41%	1.40%		1.39%	1.39%	1.40%
Net investment income (loss) to average daily net assets	0.60%	*	1.41%	1.78%		1.33%	1.30%	0.95%
Portfolio turnover rate	116%	**	68%	17%		17%	15%	16%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.24		$7.48		$11.76	$12.28	$11.14	$10.75
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.10		0.14	0.12	0.11	0.11
Net realized and unrealized gain (loss) on investments	(0.74)		1.66		(4.14)	0.84	2.16	0.65
Total income (loss) from investment operations	(0.70)		1.76		(4.00)	0.96	2.27	0.76
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.15)	(0.11)	(0.11)	(0.11)
From net realized gains	-		-		(0.13)	(1.37)	(1.02)	(0.26)
Total distributions	-		(0.00	) †	(0.28)	(1.48)	(1.13)	(0.37)
Net asset value, end of period	$8.54		$9.24		$7.48	$11.76	$12.28	$11.14
Total Return ^,^^	(7.58%	) **	23.53%		(34.22% )	7.93%	20.54%	7.08%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$234,264		$241,206		$176,524	$283,159	$310,438	$252,362
Net expenses to average daily net assets	1.24%	*	1.24%		1.24%	1.23%	1.23%	1.23%
Net investment income (loss) to average daily net assets	0.78%	*	1.24%		1.44%	0.94%	0.92%	0.97%
Portfolio turnover rate	15%	**	47%		53%	37%	43%	33%

	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.31		$7.52		$11.82	$12.33	$11.17	$10.78
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.12		0.17	0.15	0.14	0.14
Net realized and unrealized gain (loss) on investments	(0.75)		1.67		(4.17)	0.85	2.18	0.64
Total income (loss) from investment operations	(0.70)		1.79		(4.00)	1.00	2.32	0.78
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.17)	(0.14)	(0.14)	(0.13)
From net realized gains	-		-		(0.13)	(1.37)	(1.02)	(0.26)
Total distributions	-		(0.00	) †	(0.30)	(1.51)	(1.16)	(0.39)
Net asset value, end of period	$8.61		$9.31		$7.52	$11.82	$12.33	$11.17
Total Return ^	(7.52%	) **	23.81%		(34.04% )	8.22%	20.90%	7.28%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$137,464		$168,790		$141,302	$264,796	$298,276	$231,639
Net expenses to average daily net assets	0.99%	*	0.99%		0.99%	0.98%	0.98%	0.98%
Net investment income (loss) to average daily net assets	1.03%	*	1.50%		1.68%	1.18%	1.18%	1.23%
Portfolio turnover rate	15%	**	47%		53%	37%	43%	33%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.33		$7.52		$11.84	$12.34	$11.19	$10.78
Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.13		0.18	0.17	0.16	0.15
Net realized and unrealized gain (loss) on investments	(0.76)		1.68		(4.18)	0.86	2.17	0.66
Total income (loss) from investment operations	(0.70)		1.81		(4.00)	1.03	2.33	0.81
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.19)	(0.16)	(0.16)	(0.14)
From net realized gains	-		-		(0.13)	(1.37)	(1.02)	(0.26)
Total distributions	-		(0.00	) †	(0.32)	(1.53)	(1.18)	(0.40)
Net asset value, end of period	$8.63		$9.33		$7.52	$11.84	$12.34	$11.19
Total Return ^	(7.50%	) **	24.07%		(33.97% )	8.37%	21.05%	7.55%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$119,136		$129,536		$92,098	$135,962	$134,485	$85,569
Net expenses to average daily net assets	0.84%	*	0.84%		0.84%	0.83%	0.83%	0.83%
Net investment income (loss) to average daily net assets	1.18%	*	1.63%		1.85%	1.33%	1.32%	1.35%
Portfolio turnover rate	15%	**	47%		53%	37%	43%	33%

	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.35		$7.53		$11.85	$12.36	$11.20	$10.80
Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.13		0.19	0.18	0.17	0.16
Net realized and unrealized gain (loss) on investments	(0.76)		1.69		(4.18)	0.85	2.17	0.66
Total income (loss) from investment operations	(0.70)		1.82		(3.99)	1.03	2.34	0.82
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.20)	(0.17)	(0.16)	(0.16)
From net realized gains	-		-		(0.13)	(1.37)	(1.02)	(0.26)
Total distributions	-		(0.00	) †	(0.33)	(1.54)	(1.18)	(0.42)
Net asset value, end of period	$8.65		$9.35		$7.53	$11.85	$12.36	$11.20
Total Return ^	(7.49%	) **	24.17%		(33.98% )	8.50%	21.06%	7.57%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$402,026		$446,975		$357,433	$560,524	$540,185	$418,271
Net expenses to average daily net assets	0.80%	*	0.80%		0.80%	0.79%	0.79%	0.79%
Net investment income (loss) to average daily net assets	1.21%	*	1.68%		1.88%	1.38%	1.37%	1.41%
Portfolio turnover rate	15%	**	47%		53%	37%	43%	33%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.13		$7.41		$11.66	$12.20	$11.07	$10.69
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.07		0.11	0.08	0.07	0.07
Net realized and unrealized gain (loss) on investments	(0.73)		1.65		(4.10)	0.85	2.14	0.65
Total income (loss) from investment operations	(0.71)		1.72		(3.99)	0.93	2.21	0.72
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.13)	(0.10)	(0.06)	(0.08)
From net realized gains	-		-		(0.13)	(1.37)	(1.02)	(0.26)
Total distributions	-		(0.00	) †	(0.26)	(1.47)	(1.08)	(0.34)
Net asset value, end of period	$8.42		$9.13		$7.41	$11.66	$12.20	$11.07
Total Return ^,^^	(7.78%	) **	23.21%		(34.42% )	7.68%	20.09%	6.76%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,672		$2,403		$2,063	$2,807	$1,667	$1,998
Net expenses to average daily net assets	1.54%	*	1.54%		1.54%	1.53%	1.53%	1.53%
Net investment income (loss) to average daily net assets	0.48%	*	0.95%		1.15%	0.65%	0.62%	0.67%
Portfolio turnover rate	15%	**	47%		53%	37%	43%	33%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$6.58		$5.39	$9.08		$10.07	$10.49	$10.48
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.06	0.10		0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments	(0.53)		1.13	(3.59)		0.26	1.25	1.02
Total income (loss) from investment operations	(0.52)		1.19	(3.49)		0.34	1.32	1.06
Less distributions to shareholders:
From net investment income	-		-	(0.10)		(0.08)	(0.06)	(0.04)
From net realized gains	-		-	(0.10)		(1.25)	(1.68)	(1.01)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		-	(0.20)		(1.33)	(1.74)	(1.05)
Net asset value, end of period	$6.06		$6.58	$5.39		$9.08	$10.07	$10.49
Total Return ^,^^	(7.90%	) **	22.08%	(38.67%	)	3.45%	12.83%	10.16%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,012		$10,965	$9,563		$19,179	$28,143	$28,829
Net expenses to average daily net assets	1.38%	*	1.41%	1.34%		1.31%	1.31%	1.30%
Net investment income (loss) to average daily net assets	0.36%	*	1.04%	1.30%		0.76%	0.65%	0.36%
Portfolio turnover rate	40%	**	142%	194%		145%	177%	94%

	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$6.60		$5.39	$9.08		$10.08	$10.51	$10.50
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.07	0.11		0.11	0.10	0.06
Net realized and unrealized gain (loss) on investments	(0.53)		1.14	(3.58)		0.25	1.25	1.02
Total income (loss) from investment operations	(0.51)		1.21	(3.47)		0.36	1.35	1.08
Less distributions to shareholders:
From net investment income	-		-	(0.12)		(0.11)	(0.10)	(0.06)
From net realized gains	-		-	(0.10)		(1.25)	(1.68)	(1.01)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		-	(0.22)		(1.36)	(1.78)	(1.07)
Net asset value, end of period	$6.09		$6.60	$5.39		$9.08	$10.08	$10.51
Total Return ^	(7.73%	) **	22.45%	(38.48%	)	3.70%	13.06%	10.39%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,539		$1,689	$7,309		$12,234	$12,075	$8,753
Net expenses to average daily net assets	1.13%	*	1.15%	1.09%		1.06%	1.06%	1.05%
Net investment income (loss) to average daily net assets	0.62%	*	1.31%	1.53%		1.04%	0.93%	0.60%
Portfolio turnover rate	40%	**	142%	194%		145%	177%	94%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$6.64		$5.42	$9.15		$10.14	$10.55	$10.54
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.08	0.13		0.12	0.12	0.08
Net realized and unrealized gain (loss) on investments	(0.53)		1.14	(3.62)		0.26	1.26	1.02
Total income (loss) from investment operations	(0.50)		1.22	(3.49)		0.38	1.38	1.10
Less distributions to shareholders:
From net investment income	-		-	(0.14)		(0.12)	(0.11)	(0.08)
From net realized gains	-		-	(0.10)		(1.25)	(1.68)	(1.01)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		-	(0.24)		(1.37)	(1.79)	(1.09)
Net asset value, end of period	$6.14		$6.64	$5.42		$9.15	$10.14	$10.55
Total Return ^	(7.53%	) **	22.51%	(38.45%	)	3.87%	13.33%	10.49%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,431		$2,664	$2,000		$2,913	$5,136	$4,110
Net expenses to average daily net assets	0.98%	*	1.01%	0.94%		0.90%	0.91%	0.90%
Net investment income (loss) to average daily net assets	0.76%	*	1.46%	1.73%		1.14%	1.06%	0.75%
Portfolio turnover rate	40%	**	142%	194%		145%	177%	94%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$6.62		$5.41	$9.12		$10.12	$10.54	$10.52
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.08	0.13		0.13	0.12	0.09
Net realized and unrealized gain (loss) on investments	(0.53)		1.13	(3.60)		0.25	1.26	1.02
Total income (loss) from investment operations	(0.50)		1.21	(3.47)		0.38	1.38	1.11
Less distributions to shareholders:
From net investment income	-		-	(0.14)		(0.13)	(0.12)	(0.08)
From net realized gains	-		-	(0.10)		(1.25)	(1.68)	(1.01)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		-	(0.24)		(1.38)	(1.80)	(1.09)
Net asset value, end of period	$6.12		$6.62	$5.41		$9.12	$10.12	$10.54
Total Return ^	(7.55%	) **	22.37%	(38.33%	)	3.80%	13.40%	10.66%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$13,712		$17,371	$26,225		$48,593	$52,627	$55,895
Net expenses to average daily net assets	0.93%	*	0.95%	0.89%		0.86%	0.86%	0.85%
Net investment income (loss) to average daily net assets	0.80%	*	1.54%	1.76%		1.23%	1.11%	0.81%
Portfolio turnover rate	40%	**	142%	194%		145%	177%	94%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$6.57		$5.40	$9.09		$10.09	$10.51	$10.50
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.04	0.07		0.05	0.04	0.01
Net realized and unrealized gain (loss) on investments	(0.52)		1.13	(3.58)		0.25	1.26	1.01
Total income (loss) from investment operations	(0.52)		1.17	(3.51)		0.30	1.30	1.02
Less distributions to shareholders:
From net investment income	-		-	(0.08)		(0.05)	(0.04)	(0.00	) †
From net realized gains	-		-	(0.10)		(1.25)	(1.68)	(1.01)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		-	(0.18)		(1.30)	(1.72)	(1.01)
Net asset value, end of period	$6.05		$6.57	$5.40		$9.09	$10.09	$10.51
Total Return ^,^^	(7.91%	) **	21.67%	(38.86%	)	3.10%	12.59%	9.83%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$85		$94	$77		$130	$142	$140
Net expenses to average daily net assets	1.68%	*	1.71%	1.64%		1.61%	1.61%	1.59%
Net investment income (loss) to average daily net assets	0.07%	*	0.75%	1.02%		0.48%	0.36%	0.06%
Portfolio turnover rate	40%	**	142%	194%		145%	177%	94%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.45		$7.25	$12.53		$12.84	$11.28	$10.39
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.04	0.06		0.08	0.04	0.05
Net realized and unrealized gain (loss) on investments	(0.74)		2.19	(5.04)		0.43	1.56	0.89
Total income (loss) from investment operations	(0.72)		2.23	(4.98)		0.51	1.60	0.94
Less distributions to shareholders:
From net investment income	-		(0.03)	(0.07)		(0.09)	(0.04)	(0.05)
From net realized gains	-		-	(0.23)		(0.73)	-	-
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.03)	(0.30)		(0.82)	(0.04)	(0.05)
Net asset value, end of period	$8.73		$9.45	$7.25		$12.53	$12.84	$11.28
Total Return ^,^^	(7.51%	) **	30.82%	(39.96%	)	4.04%	14.21%	9.05%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$148,083		$172,363	$193,387		$382,049	$401,790	$354,647
Net expenses to average daily net assets	1.26%	*	1.27%	1.26%		1.25%	1.25%	1.25%
Net investment income (loss) to average daily net assets	0.39%	*	0.46%	0.53%		0.63%	0.37%	0.44%
Portfolio turnover rate	6%	**	12%	17%		8%	18%	7%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.47		$7.27	$12.59		$12.88	$11.32	$10.43
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.05	0.08		0.12	0.07	0.07
Net realized and unrealized gain (loss) on investments	(0.73)		2.21	(5.08)		0.44	1.56	0.90
Total income (loss) from investment operations	(0.70)		2.26	(5.00)		0.56	1.63	0.97
Less distributions to shareholders:
From net investment income	-		(0.06)	(0.09)		(0.12)	(0.07)	(0.08)
From net realized gains	-		-	(0.23)		(0.73)	-	-
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.06)	(0.32)		(0.85)	(0.07)	(0.08)
Net asset value, end of period	$8.77		$9.47	$7.27		$12.59	$12.88	$11.32
Total Return ^	(7.39%	) **	31.12%	(39.85%	)	4.39%	14.42%	9.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$81,385		$110,367	$119,982		$230,678	$397,105	$369,858
Net expenses to average daily net assets	1.01%	*	1.02%	1.01%		1.00%	1.00%	1.00%
Net investment income (loss) to average daily net assets	0.63%	*	0.70%	0.78%		0.89%	0.63%	0.69%
Portfolio turnover rate	6%	**	12%	17%		8%	18%	7%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.50		$7.29	$12.62	$12.91	$11.34	$10.45
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.06	0.10	0.14	0.09	0.09
Net realized and unrealized gain (loss) on investments	(0.74)		2.23	(5.09)	0.44	1.57	0.89
Total income (loss) from investment operations	(0.70)		2.29	(4.99)	0.58	1.66	0.98
Less distributions to shareholders:
From net investment income	-		(0.08)	(0.10)	(0.14)	(0.09)	(0.09)
From net realized gains	-		-	(0.23)	(0.73)	-	-
Tax return of capital	-		-	(0.01)	-	-	-
Total distributions	-		(0.08)	(0.34)	(0.87)	(0.09)	(0.09)
Net asset value, end of period	$8.80		$9.50	$7.29	$12.62	$12.91	$11.34
Total Return ^	(7.37%	) **	31.39%	(39.72% )	4.53%	14.65%	9.37%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$75,445		$82,157	$61,599	$136,253	$218,268	$146,699
Net expenses to average daily net assets	0.86%	*	0.87%	0.86%	0.85%	0.85%	0.85%
Net investment income (loss) to average daily net assets	0.80%	*	0.82%	0.93%	1.05%	0.78%	0.84%
Portfolio turnover rate	6%	**	12%	17%	8%	18%	7%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.50		$7.29	$12.64	$12.93	$11.36	$10.46
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.07	0.11	0.15	0.10	0.10
Net realized and unrealized gain (loss) on investments	(0.73)		2.22	(5.11)	0.45	1.57	0.90
Total income (loss) from investment operations	(0.69)		2.29	(5.00)	0.60	1.67	1.00
Less distributions to shareholders:
From net investment income	-		(0.08)	(0.11)	(0.16)	(0.10)	(0.10)
From net realized gains	-		-	(0.23)	(0.73)	-	-
Tax return of capital	-		-	(0.01)	-	-	-
Total distributions	-		(0.08)	(0.35)	(0.89)	(0.10)	(0.10)
Net asset value, end of period	$8.81		$9.50	$7.29	$12.64	$12.93	$11.36
Total Return ^	(7.26%	) **	31.48%	(39.73% )	4.68%	14.71%	9.57%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$312,948		$365,567	$334,045	$655,609	$615,354	$546,331
Net expenses to average daily net assets	0.77%	*	0.78%	0.77%	0.76%	0.76%	0.76%
Net investment income (loss) to average daily net assets	0.88%	*	0.92%	1.02%	1.11%	0.86%	0.93%
Portfolio turnover rate	6%	**	12%	17%	8%	18%	7%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.36		$7.20	$12.47		$12.71	$11.17	$10.29
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.01	0.03		0.06	0.01	0.02
Net realized and unrealized gain (loss) on investments	(0.72)		2.18	(5.02)		0.43	1.54	0.87
Total income (loss) from investment operations	(0.72)		2.19	(4.99)		0.49	1.55	0.89
Less distributions to shareholders:
From net investment income	-		(0.03)	(0.05)		-	(0.01)	(0.01)
From net realized gains	-		-	(0.23)		(0.73)	-	-
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		(0.03)	(0.28)		(0.73)	(0.01)	(0.01)
Net asset value, end of period	$8.64		$9.36	$7.20		$12.47	$12.71	$11.17
Total Return ^,^^	(7.69%	) **	30.36%	(40.18%	)	3.90%	13.87%	8.65%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$579		$926	$573		$569	$2,596	$2,279
Net expenses to average daily net assets	1.56%	*	1.57%	1.56%		1.55%	1.55%	1.55%
Net investment income (loss) to average daily net assets	0.08%	*	0.10%	0.25%		0.46%	0.08%	0.15%
Portfolio turnover rate	6%	**	12%	17%		8%	18%	7%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$10.22		$8.21	$13.49	$13.03	$11.47		$11.12
Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.14	0.19	0.18	0.16		0.13
Net realized and unrealized gain (loss) on investments	(0.79)		1.98	(5.24)	0.45	1.55		0.33
Total income (loss) from investment operations	(0.72)		2.12	(5.05)	0.63	1.71		0.46
Less distributions to shareholders:
From net investment income	-		(0.11)	(0.19)	(0.17)	(0.15)		(0.11)
From net realized gains	-		-	(0.04)	-	-		-
Tax return of capital	-		-	-	-	(0.00	) †	-
Total distributions	-		(0.11)	(0.23)	(0.17)	(0.15)		(0.11)
Net asset value, end of period	$9.50		$10.22	$8.21	$13.49	$13.03		$11.47
Total Return ^,^^	(6.95%	) **	25.83%	(37.44% )	4.82%	14.95%		4.17%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$237,094		$241,090	$183,342	$311,185	$297,468		$271,778
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	*	0.86%	0.86%	0.85%	0.85%		0.85%
After expense waiver	0.66%	*#	0.66% #	0.66% #	0.65% #	0.67%	#	0.75% #
Net investment income (loss) to average daily net assets	1.29%	*	1.65%	1.66%	1.34%	1.30%		1.13%
Portfolio turnover rate	2%	**	10%	5%	7%	4%		6%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$10.26		$8.23	$13.54	$13.07	$11.50		$11.16
Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.17	0.22	0.22	0.19		0.15
Net realized and unrealized gain (loss) on investments	(0.78)		1.98	(5.27)	0.45	1.57		0.34
Total income (loss) from investment operations	(0.70)		2.15	(5.05)	0.67	1.76		0.49
Less distributions to shareholders:
From net investment income	-		(0.12)	(0.22)	(0.20)	(0.19)		(0.15)
From net realized gains	-		-	(0.04)	-	-		-
Tax return of capital	-		-	-	-	(0.00	) †	-
Total distributions	-		(0.12)	(0.26)	(0.20)	(0.19)		(0.15)
Net asset value, end of period	$9.56		$10.26	$8.23	$13.54	$13.07		$11.50
Total Return ^	(6.82%	) **	26.09%	(37.33% )	5.14%	15.28%		4.41%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$152,226		$156,894	$200,048	$351,221	$337,639		$282,034
Ratio of expenses to average daily net assets:
Before expense waiver	0.61%	*	0.61%	0.61%	0.60%	0.60%		0.60%
After expense waiver	0.41%	*#	0.41% #	0.41% #	0.40% #	0.42%	#	0.50% #
Net investment income (loss) to average daily net assets	1.54%	*	1.92%	1.91%	1.59%	1.56%		1.38%
Portfolio turnover rate	2%	**	10%	5%	7%	4%		6%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$10.27		$8.25	$13.56	$13.12	$11.54		$11.19
Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.16	0.21	0.21	0.19		0.16
Net realized and unrealized gain (loss) on investments	(0.79)		1.99	(5.26)	0.45	1.57		0.34
Total income (loss) from investment operations	(0.71)		2.15	(5.05)	0.66	1.76		0.50
Less distributions to shareholders:
From net investment income	-		(0.13)	(0.22)	(0.22)	(0.18)		(0.15)
From net realized gains	-		-	(0.04)	-	-		-
Tax return of capital	-		-	-	-	(0.00	) †	-
Total distributions	-		(0.13)	(0.26)	(0.22)	(0.18)		(0.15)
Net asset value, end of period	$9.56		$10.27	$8.25	$13.56	$13.12		$11.54
Total Return ^	(6.91%	) **	26.03%	(37.31% )	5.01%	15.27%		4.49%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$281,491		$307,391	$251,184	$431,199	$494,849		$467,422
Net expenses to average daily net assets	0.46%	*	0.46%	0.46%	0.45%	0.45%		0.45%
Net investment income (loss) to average daily net assets	1.48%	*	1.85%	1.86%	1.53%	1.53%		1.43%
Portfolio turnover rate	2%	**	10%	5%	7%	4%		6%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$10.38		$8.33	$13.69	$13.25	$11.65		$11.30
Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.17	0.22	0.22	0.19		0.16
Net realized and unrealized gain (loss) on investments	(0.80)		2.01	(5.32)	0.44	1.60		0.35
Total income (loss) from investment operations	(0.72)		2.18	(5.10)	0.66	1.79		0.51
Less distributions to shareholders:
From net investment income	-		(0.13)	(0.22)	(0.22)	(0.19)		(0.16)
From net realized gains	-		-	(0.04)	-	(0.00	) †	-
Total distributions	-		(0.13)	(0.26)	(0.22)	(0.19)		(0.16)
Net asset value, end of period	$9.66		$10.38	$8.33	$13.69	$13.25		$11.65
Total Return ^	(6.84%	) **	26.16%	(37.31% )	5.00%	15.35%		4.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$396,866		$425,981	$367,765	$710,278	$751,170		$677,171
Net expenses to average daily net assets	0.43%	*	0.43%	0.43%	0.42%	0.42%		0.42%
Net investment income (loss) to average daily net assets	1.51%	*	1.88%	1.88%	1.56%	1.56%		1.45%
Portfolio turnover rate	2%	**	10%	5%	7%	4%		6%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$10.13		$8.14	$13.35	$12.90	$11.35		$11.02
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.12	0.15	0.14	0.12		0.09
Net realized and unrealized gain (loss) on investments	(0.78)		1.95	(5.17)	0.44	1.54		0.34
Total income (loss) from investment operations	(0.73)		2.07	(5.02)	0.58	1.66		0.43
Less distributions to shareholders:
From net investment income	-		(0.08)	(0.15)	(0.13)	(0.11)		(0.10)
From net realized gains	-		-	(0.04)	-	-		-
Total distributions	-		(0.08)	(0.19)	(0.13)	(0.11)		(0.10)
Net asset value, end of period	$9.40		$10.13	$8.14	$13.35	$12.90		$11.35
Total Return ^,^^	(7.11%	) **	25.46%	(37.64% )	4.53%	14.67%		3.86%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,420		$3,172	$2,540	$5,193	$5,079		$4,757
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	*	1.16%	1.16%	1.15%	1.15%		1.15%
After expense waiver	0.96%	*#	0.96% #	0.96% #	0.95% #	0.97%	#	1.05% #
Net investment income (loss) to average daily net assets	0.99%	*	1.35%	1.33%	1.03%	1.00%		0.84%
Portfolio turnover rate	2%	**	10%	5%	7%	4%		6%
	Class Z
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$10.36		$8.32	$13.69	$13.25	$11.65		$11.30
Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.19	0.24	0.25	0.22		0.19
Net realized and unrealized gain (loss) on investments	(0.79)		2.00	(5.32)	0.45	1.59		0.34
Total income (loss) from investment operations	(0.70)		2.19	(5.08)	0.70	1.81		0.53
Less distributions to shareholders:
From net investment income	-		(0.15)	(0.25)	(0.26)	(0.21)		(0.18)
From net realized gains	-		-	(0.04)	-	(0.00	) †	-
Total distributions	-		(0.15)	(0.29)	(0.26)	(0.21)		(0.18)
Net asset value, end of period	$9.66		$10.36	$8.32	$13.69	$13.25		$11.65
Total Return ^	(6.66%	) **	26.31%	(37.17% )	5.27%	15.59%		4.72%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$548,182		$528,989	$404,065	$543,206	$373,069		$251,403
Net expenses to average daily net assets	0.21%	*	0.22%	0.21%	0.20%	0.20%		0.20%
Net investment income (loss) to average daily net assets	1.73%	*	2.10%	2.13%	1.79%	1.78%		1.68%
Portfolio turnover rate	2%	**	10%	5%	7%	4%		6%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.23		$6.48		$10.85	$10.72	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.04		0.06	0.06	0.01
Net realized and unrealized gain (loss) on investments	(0.80)		1.71		(4.20)	0.95	0.74
Total income (loss) from investment operations	(0.78)		1.75		(4.14)	1.01	0.75
Less distributions to shareholders:
From net investment income	-		-		(0.06)	(0.06)	(0.01)
From net realized gains	-		-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		-		(0.01)	-	-
Total distributions	-		-		(0.23)	(0.88)	(0.03)
Net asset value, end of period	$7.45		$8.23		$6.48	$10.85	$10.72
Total Return ^,^^	(9.48%	) **	27.01%		(38.61% )	9.52%	7.55%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$18,922		$21,391		$18,000	$26,462	$9,179
Ratio of expenses to average daily net assets:
Before expense waiver	1.39%	*	1.41%		1.38%	1.37%	1.67%	*
After expense waiver	N/A		1.39%	#	1.35% #	1.35% #	1.35%	*#
Net investment income (loss) to average daily net assets	0.42%	*	0.59%		0.63%	0.52%	0.13%	*
Portfolio turnover rate	54%	**	88%		141%	100%	79%	**
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.25		$6.49		$10.87	$10.73	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06		0.08	0.09	0.03
Net realized and unrealized gain (loss) on investments	(0.79)		1.70		(4.21)	0.95	0.74
Total income (loss) from investment operations	(0.76)		1.76		(4.13)	1.04	0.77
Less distributions to shareholders:
From net investment income	-		-		(0.08)	(0.08)	(0.02)
From net realized gains	-		-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		-		(0.01)	-	-
Total distributions	-		-		(0.25)	(0.90)	(0.04)
Net asset value, end of period	$7.49		$8.25		$6.49	$10.87	$10.73
Total Return ^	(9.21%	) **	27.12%		(38.43% )	9.75%	7.76%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$20,051		$5,055		$6,482	$9,123	$8,000
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	*	1.16%		1.13%	1.12%	1.42%	*
After expense waiver	N/A		1.14%	#	1.10% #	1.10% #	1.10%	*#
Net investment income (loss) to average daily net assets	0.77%	*	0.89%		0.89%	0.78%	0.43%	*
Portfolio turnover rate	54%	**	88%		141%	100%	79%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.27		$6.49		$10.88	$10.74	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.07		0.10	0.10	(0.01)
Net realized and unrealized gain (loss) on investments	(0.79)		1.71		(4.22)	0.95	0.79
Total income (loss) from investment operations	(0.76)		1.78		(4.12)	1.05	0.78
Less distributions to shareholders:
From net investment income	-		-		(0.10)	(0.09)	(0.02)
From net realized gains	-		-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		-		(0.01)	-	-
Total distributions	-		-		(0.27)	(0.91)	(0.04)
Net asset value, end of period	$7.51		$8.27		$6.49	$10.88	$10.74
Total Return ^	(9.19%	) **	27.43%		(38.36% )	9.89%	7.86%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,131		$6,431		$4,998	$7,490	$4,436
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%	*	1.01%		0.98%	0.97%	1.27%	*
After expense waiver	N/A		0.99%	#	0.95% #	0.95% #	0.95%	*#
Net investment income (loss) to average daily net assets	0.83%	*	0.99%		1.03%	0.92%	(0.08%	) *
Portfolio turnover rate	54%	**	88%		141%	100%	79%	**
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.31		$6.52		$10.89	$10.74	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.08		0.10	0.11	0.04
Net realized and unrealized gain (loss) on investments	(0.80)		1.71		(4.21)	0.96	0.75
Total income (loss) from investment operations	(0.76)		1.79		(4.11)	1.07	0.79
Less distributions to shareholders:
From net investment income	-		-		(0.09)	(0.10)	(0.03)
From net realized gains	-		-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		-		(0.01)	-	-
Total distributions	-		-		(0.26)	(0.92)	(0.05)
Net asset value, end of period	$7.55		$8.31		$6.52	$10.89	$10.74
Total Return ^	(9.15%	) **	27.45%		(38.24% )	10.05%	7.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$16,339		$2,061		$1,333	$11,069	$10,349
Ratio of expenses to average daily net assets:
Before expense waiver	0.89%	*	0.91%		0.88%	0.87%	1.17%	*
After expense waiver	N/A		0.90%	#	N/A	N/A	0.90%	*#
Net investment income (loss) to average daily net assets	1.02%	*	1.06%		1.03%	1.01%	0.53%	*
Portfolio turnover rate	54%	**	88%		141%	100%	79%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.27		$6.53		$10.85		$10.71	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.02		0.04		0.03	(0.02)
Net realized and unrealized gain (loss) on investments	(0.80)		1.72		(4.20)		0.94	0.75
Total income (loss) from investment operations	(0.79)		1.74		(4.16)		0.97	0.73
Less distributions to shareholders:
From net investment income	-		-		(0.00	) †	(0.01)	-
From net realized gains	-		-		(0.16)		(0.82)	(0.02)
Tax return of capital	-		-		(0.00	) †	-	-
Total distributions	-		-		(0.16)		(0.83)	(0.02)
Net asset value, end of period	$7.48		$8.27		$6.53		$10.85	$10.71
Total Return ^,^^	(9.55%	) **	26.65%		(38.81%	)	9.16%	7.33%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$103		$109		$79		$109	$107
Ratio of expenses to average daily net assets:
Before expense waiver	1.69%	*	1.71%		1.68%		1.67%	1.97%	*
After expense waiver	N/A		1.69%	#	1.65%	#	1.65% #	1.65%	*#
Net investment income (loss) to average daily net assets	0.12%	*	0.29%		0.45%		0.23%	(0.22%	) *
Portfolio turnover rate	54%	**	88%		141%		100%	79%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††
Net asset value, beginning of period	$8.93		$6.26		$10.94		$9.75		$9.01		$8.74
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.02)		(0.02)		(0.00	) †	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.76)		2.69		(4.66)		1.19		0.75		0.29
Total income (loss) from investment operations	(0.78)		2.67		(4.68)		1.19		0.74		0.27
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.00	) †	(0.00	) †	-		-
Total distributions	-		(0.00	) †	(0.00	) †	(0.00	) †	-		-
Net asset value, end of period	$8.15		$8.93		$6.26		$10.94		$9.75		$9.01
Total Return ^,^^	(8.73%	) **	42.68%		(42.77%	)	12.23%		8.21%		3.09%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$58,933		$69,307		$49,345		$99,385		$39,055		$36,742
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	*	1.35%		1.34%		1.40%		1.39%		1.39%
After expense waiver	1.19%	*#	1.19%	#	1.19%	#	1.30%	#	1.31%	#	N/A
Net investment income (loss) to average daily net assets	(0.41%	) *	(0.24%	)	(0.18%	)	(0.04%	)	(0.12%	)	(0.20%	)
Portfolio turnover rate	29%	**	62%		53%		43%		98%		28%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††
Net asset value, beginning of period	$9.08		$6.36		$11.08		$9.87		$9.10		$8.81
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.00	) †	0.00	†	0.02		0.01		0.00	†
Net realized and unrealized gain (loss) on investments	(0.77)		2.72		(4.72)		1.21		0.77		0.29
Total income (loss) from investment operations	(0.78)		2.72		(4.72)		1.23		0.78		0.29
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.00	) †	(0.02)		(0.01)		-
Total distributions	-		(0.00	) †	(0.00	) †	(0.02)		(0.01)		-
Net asset value, end of period	$8.30		$9.08		$6.36		$11.08		$9.87		$9.10
Total Return ^	(8.59%	) **	42.79%		(42.59%	)	12.46%		8.52%		3.32%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$224,404		$281,168		$222,053		$455,542		$280,094		$270,082
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%	*	1.10%		1.09%		1.15%		1.14%		1.14%
After expense waiver	0.98%	*#	0.98%	#	0.98%	#	1.06%	#	1.06%	#	N/A
Net investment income (loss) to average daily net assets	(0.20%	) *	(0.03%	)	0.03%		0.20%		0.13%		0.05%
Portfolio turnover rate	29%	**	62%		53%		43%		98%		28%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.12		$6.37		$11.10	$9.87	$9.11	$8.82
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.01		0.02	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments	(0.78)		2.74		(4.74)	1.21	0.76	0.30
Total income (loss) from investment operations	(0.78)		2.75		(4.72)	1.25	0.79	0.31
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.01)	(0.02)	(0.03)	(0.02)
Total distributions	-		(0.00	) †	(0.01)	(0.02)	(0.03)	(0.02)
Net asset value, end of period	$8.34		$9.12		$6.37	$11.10	$9.87	$9.11
Total Return ^	(8.55%	) **	43.20%		(42.53% )	12.62%	8.64%	3.46%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$40,212		$39,094		$25,876	$53,150	$44,656	$4,732
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	*	0.98%		0.97%	1.03%	1.00%	1.02%
After expense waiver	0.82%	*#	0.82%	#	0.82% #	0.93% #	0.93% #	N/A
Net investment income (loss) to average daily net assets	(0.02%	) *	0.12%		0.19%	0.36%	0.29%	0.17%
Portfolio turnover rate	29%	**	62%		53%	43%	98%	28%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$9.14		$6.39		$11.13	$9.91	$9.14	$8.84
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.01		0.02	0.05	0.03	0.03
Net realized and unrealized gain (loss) on investments	(0.77)		2.74		(4.74)	1.22	0.77	0.30
Total income (loss) from investment operations	(0.77)		2.75		(4.72)	1.27	0.80	0.33
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.02)	(0.05)	(0.03)	(0.03)
Total distributions	-		(0.00	) †	(0.02)	(0.05)	(0.03)	(0.03)
Net asset value, end of period	$8.37		$9.14		$6.39	$11.13	$9.91	$9.14
Total Return ^	(8.42%	) **	43.06%		(42.45% )	12.77%	8.74%	3.68%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$110,523		$172,449		$138,538	$225,943	$66,864	$71,627
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*	0.85%		0.84%	0.90%	0.89%	0.88%
After expense waiver	0.76%	*#	0.76%	#	0.76% #	0.81% #	0.82% #	N/A
Net investment income (loss) to average daily net assets	0.01%	*	0.20%		0.26%	0.44%	0.37%	0.30%
Portfolio turnover rate	29%	**	62%		53%	43%	98%	28%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††
Net asset value, beginning of period	$8.74		$6.15		$10.77		$9.63		$8.92		$8.68
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.04)		(0.05)		(0.04)		(0.04)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.74)		2.63		(4.57)		1.18		0.75		0.28
Total income (loss) from investment operations	(0.77)		2.59		(4.62)		1.14		0.71		0.24
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.00	) †	-		-		-
Total distributions	-		(0.00	) †	(0.00	) †	-		-		-
Net asset value, end of period	$7.97		$8.74		$6.15		$10.77		$9.63		$8.92
Total Return ^,^^	(8.81%	) **	42.14%		(42.89%	)	11.84%		7.96%		2.77%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$274		$803		$597		$3,112		$3,509		$1,957
Ratio of expenses to average daily net assets:
Before expense waiver	1.64%	*	1.65%		1.64%		1.70%		1.69%		1.69%
After expense waiver	1.51%	*#	1.51%	#	1.51%	#	1.61%	#	1.61%	#	N/A
Net investment income (loss) to average daily net assets	(0.72%	) *	(0.55%	)	(0.51%	)	(0.35%	)	(0.41%	)	(0.50%	)
Portfolio turnover rate	29%	**	62%		53%		43%		98%		28%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$7.78		$6.07		$10.34		$9.88	$10.29	$9.03
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	(0.00	) †	(0.02)		(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.73)		1.71		(4.25)		1.32	0.05	1.32
Total income (loss) from investment operations	(0.73)		1.71		(4.27)		1.27	0.00	1.26
Less distributions to shareholders:
From net realized gains	-		-		-		(0.80)	(0.41)	-
Tax return of capital	-		-		-		(0.01)	-	-
Total distributions	-		-		-		(0.81)	(0.41)	-
Net asset value, end of period	$7.05		$7.78		$6.07		$10.34	$9.88	$10.29
Total Return ^,^^	(9.38%	) **	28.17%		(41.30%	)	12.95%	(0.02% )	13.95%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,864		$3,835		$3,626		$7,159	$8,278	$3,452
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%	*	1.38%		1.40%		1.36%	1.39%	1.38%
After expense waiver	N/A		N/A		N/A		N/A	N/A	1.35%	#
Net investment income (loss) to average daily net assets	(0.12%	) *	(0.02%	)	(0.29%	)	(0.48% )	(0.55% )	(0.65%	)
Portfolio turnover rate	47%	**	130%		93%		93%	98%	83%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$7.98		$6.24		$10.62		$10.14	$10.53	$9.09
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.01		(0.00	) †	(0.03)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.74)		1.75		(4.38)		1.35	0.05	1.49
Total income (loss) from investment operations	(0.73)		1.76		(4.38)		1.32	0.02	1.44
Less distributions to shareholders:
From net investment income	-		(0.02)		-		-	-	-
From net realized gains	-		-		-		(0.83)	(0.41)	-
Tax return of capital	-		-		-		(0.01)	-	-
Total distributions	-		(0.02)		-		(0.84)	(0.41)	-
Net asset value, end of period	$7.25		$7.98		$6.24		$10.62	$10.14	$10.53
Total Return ^	(9.15%	) **	28.18%		(41.24%	)	13.16%	0.17%	15.84%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,954		$14,855		$160		$1,572	$1,630	$1,032
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	*	1.13%		1.15%		1.11%	1.15%	1.09%
After expense waiver	N/A		N/A		N/A		N/A	N/A	1.06%	#
Net investment income (loss) to average daily net assets	0.15%	*	0.17%		(0.04%	)	(0.24% )	(0.30% )	(0.55%	)
Portfolio turnover rate	47%	**	130%		93%		93%	98%	83%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$7.92		$6.17	$10.52	$10.05		$10.42	$9.10
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.02	0.01	(0.01)		(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.72)		1.74	(4.33)	1.34		0.06	1.34
Total income (loss) from investment operations	(0.71)		1.76	(4.32)	1.33		0.04	1.32
Less distributions to shareholders:
From net investment income	-		(0.01)	(0.01)	-		-	-
From net realized gains	-		-	-	(0.85)		(0.41)	-
Tax return of capital	-		-	(0.02)	(0.01)		-	-
Total distributions	-		(0.01)	(0.03)	(0.86)		(0.41)	-
Net asset value, end of period	$7.21		$7.92	$6.17	$10.52		$10.05	$10.42
Total Return ^	(8.96%	) **	28.57%	(41.08% )	13.36%		0.37%	14.51%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$0	††	$11,942	$8,585	$13,237		$10,043	$12,099
Ratio of expenses to average daily net assets:
Before expense waiver	0.93%	*	0.98%	1.00%	0.96%		0.98%	0.98%
After expense waiver	N/A		N/A	N/A	N/A		N/A	0.95%	#
Net investment income (loss) to average daily net assets	0.37%	*	0.38%	0.13%	(0.08%	)	(0.19% )	(0.26%	)
Portfolio turnover rate	47%	**	130%	93%	93%		98%	83%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$7.97		$6.21	$10.57	$10.09		$10.46	$9.14
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.03	0.01	(0.00	) †	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.74)		1.75	(4.34)	1.34		0.06	1.34
Total income (loss) from investment operations	(0.73)		1.78	(4.33)	1.34		0.04	1.32
Less distributions to shareholders:
From net investment income	-		(0.02)	(0.01)	-		-	-
From net realized gains	-		-	-	(0.85)		(0.41)	-
Tax return of capital	-		-	(0.02)	(0.01)		-	-
Total distributions	-		(0.02)	(0.03)	(0.86)		(0.41)	-
Net asset value, end of period	$7.24		$7.97	$6.21	$10.57		$10.09	$10.46
Total Return ^	(9.16%	) **	28.63%	(41.00% )	13.45%		0.36%	14.44%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$42,403		$53,565	$10,390	$23,465		$20,909	$26,241
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	*	0.94%	0.96%	0.92%		0.94%	0.94%
After expense waiver	N/A		N/A	N/A	N/A		N/A	0.91%	#
Net investment income (loss) to average daily net assets	0.33%	*	0.43%	0.15%	(0.04%	)	(0.15% )	(0.21%	)
Portfolio turnover rate	47%	**	130%	93%	93%		98%	83%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than $500.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$7.70		$6.03		$10.29	$9.86	$10.31	$9.07
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.02)		(0.05)	(0.08)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.72)		1.69		(4.21)	1.31	0.05	1.33
Total income (loss) from investment operations	(0.73)		1.67		(4.26)	1.23	(0.04)	1.24
Less distributions to shareholders:
From net realized gains	-		-		-	(0.79)	(0.41)	-
Tax return of capital	-		-		-	(0.01)	-	-
Total distributions	-		-		-	(0.80)	(0.41)	-
Net asset value, end of period	$6.97		$7.70		$6.03	$10.29	$9.86	$10.31
Total Return ^,^^	(9.48%	) **	27.69%		(41.40% )	12.59%	(0.41% )	13.67%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1		$1		$1	$1	$1	$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.66%	*	1.68%		1.71%	1.65%	1.69%	1.66%
After expense waiver	N/A		N/A		N/A	N/A	N/A	1.63%	#
Net investment income (loss) to average daily net assets	(0.36%	) *	(0.31%	)	(0.63% )	(0.77% )	(0.93% )	(0.94%	)
Portfolio turnover rate	47%	**	130%		93%	93%	98%	83%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††
Net asset value, beginning of period	$5.58		$3.58		$7.12	$6.06		$6.47		$5.89
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.03)		(0.05)	(0.05)		(0.06)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.43)		2.03		(3.29)	1.11		(0.35)		0.64
Total income (loss) from investment operations	(0.45)		2.00		(3.34)	1.06		(0.41)		0.58
Less distributions to shareholders:
From net realized gains	-		(0.00	) †	(0.20)	-		-		-
Total distributions	-		(0.00	) †	(0.20)	-		-		-
Net asset value, end of period	$5.13		$5.58		$3.58	$7.12		$6.06		$6.47
Total Return ^,^^	(8.23%	) **	56.17%		(46.67% )	17.49%		(6.34%	)	9.85%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$48,883		$60,935		$45,137	$127,729		$114,139		$137,756
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	*	1.37%		1.36%	1.36%		1.35%		1.35%
After expense waiver	N/A		N/A		N/A	N/A		1.33%	#	1.27%	#
Net investment income (loss) to average daily net assets	(0.70%	) *	(0.65%	)	(0.86% )	(0.83%	)	(1.01%	)	(1.02%	)
Portfolio turnover rate	9%	**	33%		32%	34%		49%		24%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††
Net asset value, beginning of period	$5.73		$3.66		$7.26	$6.17		$6.56		$5.97
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.02)		(0.03)	(0.04)		(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.45)		2.09		(3.37)	1.13		(0.34)		0.64
Total income (loss) from investment operations	(0.46)		2.07		(3.40)	1.09		(0.39)		0.59
Less distributions to shareholders:
From net realized gains	-		(0.00	) †	(0.20)	-		-		-
Total distributions	-		(0.00	) †	(0.20)	-		-		-
Net asset value, end of period	$5.27		$5.73		$3.66	$7.26		$6.17		$6.56
Total Return ^	(8.03%	) **	56.58%		(46.60% )	17.67%		(5.95%	)	9.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$42,568		$61,774		$61,240	$135,033		$192,839		$193,605
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*	1.12%		1.11%	1.11%		1.10%		1.10%
After expense waiver	N/A		N/A		N/A	N/A		1.08%	#	1.02%	#
Net investment income (loss) to average daily net assets	(0.45%	) *	(0.41%	)	(0.60% )	(0.60%	)	(0.76%	)	(0.77%	)
Portfolio turnover rate	9%	**	33%		32%	34%		49%		24%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††
Net asset value, beginning of period	$5.81		$3.71		$7.34	$6.22		$6.61		$6.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.01)		(0.03)	(0.03)		(0.04)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.45)		2.11		(3.40)	1.15		(0.35)		0.65
Total income (loss) from investment operations	(0.46)		2.10		(3.43)	1.12		(0.39)		0.61
Less distributions to shareholders:
From net realized gains	-		(0.00	) †	(0.20)	-		-		-
Total distributions	-		(0.00	) †	(0.20)	-		-		-
Net asset value, end of period	$5.35		$5.81		$3.71	$7.34		$6.22		$6.61
Total Return ^	(7.92%	) **	56.63%		(46.49% )	18.01%		(5.90%	)	10.17%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,228		$21,830		$16,755	$48,600		$53,940		$41,705
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	*	0.97%		0.96%	0.96%		0.95%		0.95%
After expense waiver	N/A		N/A		N/A	N/A		0.93%	#	0.87%	#
Net investment income (loss) to average daily net assets	(0.30%	) *	(0.27%	)	(0.46% )	(0.44%	)	(0.61%	)	(0.62%	)
Portfolio turnover rate	9%	**	33%		32%	34%		49%		24%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††
Net asset value, beginning of period	$5.87		$3.74		$7.40	$6.26		$6.65		$6.03
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.01)		(0.02)	(0.02)		(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.45)		2.14		(3.44)	1.16		(0.36)		0.65
Total income (loss) from investment operations	(0.46)		2.13		(3.46)	1.14		(0.39)		0.62
Less distributions to shareholders:
From net realized gains	-		(0.00	) †	(0.20)	-		-		-
Total distributions	-		(0.00	) †	(0.20)	-		-		-
Net asset value, end of period	$5.41		$5.87		$3.74	$7.40		$6.26		$6.65
Total Return ^	(7.84%	) **	56.97%		(46.53% )	18.21%		(5.86%	)	10.28%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$133,258		$164,994		$112,415	$284,106		$239,162		$240,002
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	*	0.87%		0.86%	0.86%		0.85%		0.85%
After expense waiver	N/A		N/A		N/A	N/A		0.83%	#	0.77%	#
Net investment income (loss) to average daily net assets	(0.20%	) *	(0.15%	)	(0.36% )	(0.32%	)	(0.51%	)	(0.51%	)
Portfolio turnover rate	9%	**	33%		32%	34%		49%		24%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††
Net asset value, beginning of period	$5.43		$3.49		$6.98	$5.96		$6.37		$5.83
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.04)		(0.07)	(0.07)		(0.08)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.42)		1.98		(3.22)	1.09		(0.33)		0.62
Total income (loss) from investment operations	(0.45)		1.94		(3.29)	1.02		(0.41)		0.54
Less distributions to shareholders:
From net realized gains	-		(0.00	) †	(0.20)	-		-		-
Total distributions	-		(0.00	) †	(0.20)	-		-		-
Net asset value, end of period	$4.98		$5.43		$3.49	$6.98		$5.96		$6.37
Total Return ^,^^	(8.12%	) **	55.32%		(46.88% )	17.11%		(6.44%	)	9.26%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$24		$93		$84	$944		$1,203		$1,034
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%	*	1.67%		1.66%	1.66%		1.65%		1.65%
After expense waiver	N/A		N/A		N/A	N/A		1.63%	#	1.57%	#
Net investment income (loss) to average daily net assets	(1.07%	) *	(0.96%	)	(1.22% )	(1.13%	)	(1.31%	)	(1.32%	)
Portfolio turnover rate	9%	**	33%		32%	34%		49%		24%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ–100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$4.54		$2.97		$5.16	$4.37		$4.12		$4.09
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.02)		(0.02)	(0.03)		(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.25)		1.59		(2.17)	0.82		0.27		0.05
Total income (loss) from investment operations	(0.26)		1.57		(2.19)	0.79		0.25		0.03
Net asset value, end of period	$4.28		$4.54		$2.97	$5.16		$4.37		$4.12
Total Return ^,^^	(5.73%	) **	52.86%		(42.44% )	17.81%		6.31%		0.73%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$16,448		$18,508		$12,506	$22,454		$21,627		$26,216
Net expenses to average daily net assets	1.14%	*	1.20%		1.17%	1.16%		1.15%		1.11%
Net investment income (loss) to average daily net assets	(0.42%	) *	(0.45%	)	(0.57% )	(0.57%	)	(0.50%	)	(0.50%	)
Portfolio turnover rate	2%	**	22%		10%	29%		7%		17%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$4.65		$3.03		$5.25	$4.44		$4.17		$4.13
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	(0.01)		(0.01)	(0.02)		(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	(0.27)		1.63		(2.21)	0.83		0.28		0.05
Total income (loss) from investment operations	(0.27)		1.62		(2.22)	0.81		0.27		0.04
Net asset value, end of period	$4.38		$4.65		$3.03	$5.25		$4.44		$4.17
Total Return ^	(5.81%	) **	53.47%		(42.29% )	18.24%		6.47%		0.97%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,466		$6,620		$4,363	$10,335		$9,960		$13,000
Net expenses to average daily net assets	0.89%	*	0.95%		0.92%	0.91%		0.90%		0.86%
Net investment income (loss) to average daily net assets	(0.17%	) *	(0.19%	)	(0.32% )	(0.32%	)	(0.26%	)	(0.24%	)
Portfolio turnover rate	2%	**	22%		10%	29%		7%		17%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ–100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$4.70		$3.07		$5.30		$4.47		$4.19		$4.15
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	(0.00	) †	(0.01)		(0.01)		(0.01)		(0.00	) †
Net realized and unrealized gain (loss) on investments	(0.27)		1.63		(2.22)		0.84		0.29		0.04
Total income (loss) from investment operations	(0.27)		1.63		(2.23)		0.83		0.28		0.04
Net asset value, end of period	$4.43		$4.70		$3.07		$5.30		$4.47		$4.19
Total Return ^	(5.74%	) **	53.09%		(42.08%	)	18.57%		6.68%		0.96%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,177		$2,737		$1,922		$3,160		$1,495		$2,628
Net expenses to average daily net assets	0.74%	*	0.80%		0.77%		0.77%		0.75%		0.71%
Net investment income (loss) to average daily net assets	(0.06%	) *	(0.04%	)	(0.17%	)	(0.18%	)	(0.12%	)	(0.11%	)
Portfolio turnover rate	2%	**	22%		10%		29%		7%		17%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$4.75		$3.09		$5.35		$4.51		$4.22		$4.17
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.00	†	(0.00	) †	(0.00	) †	(0.00	) †	(0.00	) †
Net realized and unrealized gain (loss) on investments	(0.27)		1.66		(2.26)		0.84		0.29		0.05
Total income (loss) from investment operations	(0.27)		1.66		(2.26)		0.84		0.29		0.05
Net asset value, end of period	$4.48		$4.75		$3.09		$5.35		$4.51		$4.22
Total Return ^	(5.68%	) **	53.72%		(42.24%	)	18.63%		6.87%		1.20%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,254		$20,229		$10,781		$21,630		$16,179		$19,404
Net expenses to average daily net assets	0.64%	*	0.70%		0.67%		0.66%		0.65%		0.61%
Net investment income (loss) to average daily net assets	0.08%	*	0.06%		(0.08%	)	(0.07%	)	(0.00%	) ††	(0.01%	)
Portfolio turnover rate	2%	**	22%		10%		29%		7%		17%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ–100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$4.43		$2.91		$5.07	$4.31		$4.07		$4.05
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.03)		(0.04)	(0.04)		(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.25)		1.55		(2.12)	0.80		0.27		0.05
Total income (loss) from investment operations	(0.27)		1.52		(2.16)	0.76		0.24		0.02
Net asset value, end of period	$4.16		$4.43		$2.91	$5.07		$4.31		$4.07
Total Return ^,^^	(6.09%	) **	52.23%		(42.60% )	17.63%		5.90%		0.49%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$292		$317		$120	$494		$445		$451
Net expenses to average daily net assets	1.44%	*	1.50%		1.47%	1.46%		1.45%		1.41%
Net investment income (loss) to average daily net assets	(0.71%	) *	(0.74%	)	(0.85% )	(0.87%	)	(0.79%	)	(0.79%	)
Portfolio turnover rate	2%	**	22%		10%	29%		7%		17%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$14.06		$8.66	$16.09		$18.08	$16.70	$17.78
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.04	0.10		0.05	0.25	(0.00	) †
Net realized and unrealized gain (loss) on investments	(0.87)		5.36	(6.86)		0.25	3.02	0.53
Total income (loss) from investment operations	(0.86)		5.40	(6.76)		0.30	3.27	0.53
Less distributions to shareholders:
From net investment income	-		-	(0.12)		(0.03)	(0.26)	(0.01)
From net realized gains	-		-	(0.55)		(2.26)	(1.63)	(1.60)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		-	(0.67)		(2.29)	(1.89)	(1.61)
Net asset value, end of period	$13.20		$14.06	$8.66		$16.09	$18.08	$16.70
Total Return ^,^^	(6.12%	) **	62.36%	(43.10%	)	1.52%	19.65%	2.98%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$147,129		$161,884	$107,233		$224,393	$275,925	$252,047
Net expenses to average daily net assets	1.30%	*	1.31%	1.31%		1.30%	1.29%	1.30%
Net investment income (loss) to average daily net assets	0.10%	*	0.38%	0.80%		0.29%	1.39%	(0.01%	)
Portfolio turnover rate	15%	**	43%	43%		44%	36%	31%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$14.33		$8.80	$16.36		$18.34	$16.91	$17.98
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.07	0.14		0.08	0.30	0.05
Net realized and unrealized gain (loss) on investments	(0.89)		5.46	(7.00)		0.27	3.06	0.53
Total income (loss) from investment operations	(0.86)		5.53	(6.86)		0.35	3.36	0.58
Less distributions to shareholders:
From net investment income	-		-	(0.15)		(0.07)	(0.30)	(0.05)
From net realized gains	-		-	(0.55)		(2.26)	(1.63)	(1.60)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		-	(0.70)		(2.33)	(1.93)	(1.65)
Net asset value, end of period	$13.47		$14.33	$8.80		$16.36	$18.34	$16.91
Total Return ^	(6.00%	) **	62.84%	(42.98%	)	1.79%	19.94%	3.26%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$81,610		$98,934	$69,539		$159,281	$203,635	$180,827
Net expenses to average daily net assets	1.05%	*	1.06%	1.06%		1.05%	1.04%	1.05%
Net investment income (loss) to average daily net assets	0.34%	*	0.62%	1.05%		0.39%	1.66%	0.26%
Portfolio turnover rate	15%	**	43%	43%		44%	36%	31%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$14.47		$8.87	$16.49		$18.47	$17.02	$18.08
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.09	0.16		0.09	0.32	0.07
Net realized and unrealized gain (loss) on investments	(0.90)		5.51	(7.06)		0.29	3.09	0.55
Total income (loss) from investment operations	(0.86)		5.60	(6.90)		0.38	3.41	0.62
Less distributions to shareholders:
From net investment income	-		-	(0.17)		(0.10)	(0.33)	(0.08)
From net realized gains	-		-	(0.55)		(2.26)	(1.63)	(1.60)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		-	(0.72)		(2.36)	(1.96)	(1.68)
Net asset value, end of period	$13.61		$14.47	$8.87		$16.49	$18.47	$17.02
Total Return ^	(5.94%	) **	63.13%	(42.89%	)	1.92%	20.12%	3.44%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$59,614		$64,121	$56,399		$131,434	$144,555	$116,392
Net expenses to average daily net assets	0.90%	*	0.91%	0.91%		0.90%	0.89%	0.90%
Net investment income (loss) to average daily net assets	0.50%	*	0.78%	1.17%		0.49%	1.79%	0.40%
Portfolio turnover rate	15%	**	43%	43%		44%	36%	31%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$14.59		$8.94	$16.62		$18.59	$17.11	$18.18
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.10	0.17		0.13	0.34	0.09
Net realized and unrealized gain (loss) on investments	(0.91)		5.55	(7.11)		0.28	3.12	0.54
Total income (loss) from investment operations	(0.86)		5.65	(6.94)		0.41	3.46	0.63
Less distributions to shareholders:
From net investment income	-		-	(0.19)		(0.12)	(0.35)	(0.10)
From net realized gains	-		-	(0.55)		(2.26)	(1.63)	(1.60)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		-	(0.74)		(2.38)	(1.98)	(1.70)
Net asset value, end of period	$13.73		$14.59	$8.94		$16.62	$18.59	$17.11
Total Return ^	(5.89%	) **	63.20%	(42.82%	)	2.07%	20.28%	3.45%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$240,185		$262,825	$142,372		$349,391	$348,859	$354,769
Net expenses to average daily net assets	0.80%	*	0.81%	0.81%		0.80%	0.79%	0.80%
Net investment income (loss) to average daily net assets	0.60%	*	0.89%	1.27%		0.67%	1.89%	0.50%
Portfolio turnover rate	15%	**	43%	43%		44%	36%	31%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$13.73		$8.48	$15.77		$17.79	$16.48	$17.60
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.01	0.07		(0.02)	0.18	(0.05)
Net realized and unrealized gain (loss) on investments	(0.85)		5.24	(6.72)		0.26	2.99	0.53
Total income (loss) from investment operations	(0.86)		5.25	(6.65)		0.24	3.17	0.48
Less distributions to shareholders:
From net investment income	-		-	(0.09)		-	(0.23)	-
From net realized gains	-		-	(0.55)		(2.26)	(1.63)	(1.60)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	-		-	(0.64)		(2.26)	(1.86)	(1.60)
Net asset value, end of period	$12.87		$13.73	$8.48		$15.77	$17.79	$16.48
Total Return ^,^^	(6.26%	) **	61.91%	(43.29%	)	1.21%	19.35%	2.61%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,446		$2,617	$1,522		$2,723	$2,567	$1,820
Net expenses to average daily net assets	1.60%	*	1.61%	1.60%		1.60%	1.60%	1.60%
Net investment income (loss) to average daily net assets	(0.21%	) *	0.07%	0.54%		(0.08% )	1.03%	(0.27% )
Portfolio turnover rate	15%	**	43%	43%		44%	36%	31%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid–Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.27		$6.43	$9.72		$11.40	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.05	0.05		0.09	0.02
Net realized and unrealized gain (loss) on investments	(0.22)		1.84	(3.25)		(1.10)	1.41
Total income (loss) from investment operations	(0.20)		1.89	(3.20)		(1.01)	1.43
Less distributions to shareholders:
From net investment income	-		(0.05)	(0.08)		(0.04)	(0.02)
From net realized gains	-		-	(0.00	) †	(0.63)	(0.01)
Tax return of capital	-		-	(0.01)		-	-
Total distributions	-		(0.05)	(0.09)		(0.67)	(0.03)
Net asset value, end of period	$8.07		$8.27	$6.43		$9.72	$11.40
Total Return ^,^^	(2.42%	) **	29.40%	(32.94%	)	(8.97% )	14.27%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,677		$6,145	$4,444		$9,490	$497
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%	*	1.33%	1.30%		1.30%	2.02%	*
After expense waiver	N/A		N/A	N/A		N/A	1.38%	*#
Net investment income (loss) to average daily net assets	0.70%	*	0.74%	0.56%		0.82%	0.45%	*
Portfolio turnover rate	97%	**	66%	34%		49%	7%	**
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.29		$6.44	$9.75		$11.42	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.07	0.07		0.11	0.05
Net realized and unrealized gain (loss) on investments	(0.24)		1.84	(3.27)		(1.10)	1.39
Total income (loss) from investment operations	(0.20)		1.91	(3.20)		(0.99)	1.44
Less distributions to shareholders:
From net investment income	-		(0.06)	(0.09)		(0.05)	(0.01)
From net realized gains	-		-	(0.00	) †	(0.63)	(0.01)
Tax return of capital	-		-	(0.02)		-	-
Total distributions	-		(0.06)	(0.11)		(0.68)	(0.02)
Net asset value, end of period	$8.09		$8.29	$6.44		$9.75	$11.42
Total Return ^	(2.41%	) **	29.70%	(32.77%	)	(8.74% )	14.47%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$35,682		$37,197	$32,488		$74,131	$1,628
Ratio of expenses to average daily net assets:
Before expense waiver	1.07%	*	1.08%	1.05%		1.05%	1.77%	*
After expense waiver	N/A		N/A	N/A		N/A	1.13%	*#
Net investment income (loss) to average daily net assets	0.97%	*	0.96%	0.81%		0.95%	1.31%	*
Portfolio turnover rate	97%	**	66%	34%		49%	7%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period August 29, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid–Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.30		$6.43	$9.75		$11.43	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.07	0.09		0.17	0.03
Net realized and unrealized gain (loss) on investments	(0.23)		1.85	(3.28)		(1.15)	1.40
Total income (loss) from investment operations	(0.18)		1.92	(3.19)		(0.98)	1.43
Less distributions to shareholders:
From net investment income	-		(0.05)	(0.11)		(0.07)	-
From net realized gains	-		-	(0.00	) †	(0.63)	-
Tax return of capital	-		-	(0.02)		-	-
Total distributions	-		(0.05)	(0.13)		(0.70)	-
Net asset value, end of period	$8.12		$8.30	$6.43		$9.75	$11.43
Total Return ^	(2.17%	) **	29.94%	(32.67%	)	(8.66% )	14.42%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$702		$470	$2,174		$1,163	$-
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	*	0.93%	0.90%		0.90%	1.62%	*
After expense waiver	N/A		N/A	N/A		N/A	0.98%	*#
Net investment income (loss) to average daily net assets	1.20%	*	1.12%	1.14%		1.45%	0.68%	*
Portfolio turnover rate	97%	**	66%	34%		49%	7%	**
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.28		$6.43	$9.75		$11.42	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.08	0.09		0.14	0.06
Net realized and unrealized gain (loss) on investments	(0.23)		1.85	(3.27)		(1.10)	1.39
Total income (loss) from investment operations	(0.18)		1.93	(3.18)		(0.96)	1.45
Less distributions to shareholders:
From net investment income	-		(0.08)	(0.12)		(0.08)	(0.02)
From net realized gains	-		-	(0.00	) †	(0.63)	(0.01)
Tax return of capital	-		-	(0.02)		-	-
Total distributions	-		(0.08)	(0.14)		(0.71)	(0.03)
Net asset value, end of period	$8.10		$8.28	$6.43		$9.75	$11.42
Total Return ^	(2.17%	) **	30.02%	(32.61%	)	(8.53% )	14.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$71,945		$71,351	$60,858		$123,216	$60,708
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	*	0.83%	0.80%		0.80%	1.52%	*
After expense waiver	N/A		N/A	N/A		N/A	0.88%	*#
Net investment income (loss) to average daily net assets	1.22%	*	1.22%	1.07%		1.19%	1.51%	*
Portfolio turnover rate	97%	**	66%	34%		49%	7%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period August 29, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid–Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07		Period Ended 12/31/06+
Net asset value, beginning of period	$8.27		$6.44	$9.75		$11.41		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.03	0.03		(0.00	) †	(0.00	) †
Net realized and unrealized gain (loss) on investments	(0.23)		1.83	(3.26)		(1.03)		1.41
Total income (loss) from investment operations	(0.21)		1.86	(3.23)		(1.03)		1.41
Less distributions to shareholders:
From net investment income	-		(0.03)	(0.07)		-		-
From net realized gains	-		-	(0.00	) †	(0.63)		-
Tax return of capital	-		-	(0.01)		-		-
Total distributions	-		(0.03)	(0.08)		(0.63)		-
Net asset value, end of period	$8.06		$8.27	$6.44		$9.75		$11.41
Total Return ^,^^	(2.54%	) **	29.06%	(33.23%	)	(9.13%	)	14.22%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$49		$46	$31		$38		$-
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%	*	1.63%	1.60%		1.60%		2.32%	*
After expense waiver	N/A		N/A	N/A		N/A		1.68%	*#
Net investment income (loss) to average daily net assets	0.44%	*	0.43%	0.32%		(0.00%	) ††	(0.02%	) *
Portfolio turnover rate	97%	**	66%	34%		49%		7%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.
+ For the period August 29, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$7.40		$6.14	$9.34		$10.90	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.03	0.09		0.18	0.10
Net realized and unrealized gain (loss) on investments	(0.11)		1.27	(3.21)		(1.53)	0.84
Total income (loss) from investment operations	(0.12)		1.30	(3.12)		(1.35)	0.94
Less distributions to shareholders:
From net investment income	-		(0.04)	(0.08)		(0.13)	(0.04)
From net realized gains	-		-	(0.00	) †	(0.08)	-
Tax return of capital	-		-	(0.00	) †	-	-
Total distributions	-		(0.04)	(0.08)		(0.21)	(0.04)
Net asset value, end of period	$7.28		$7.40	$6.14		$9.34	$10.90
Total Return ^,^^	(1.62%	) **	21.11%	(33.30%	)	(12.35% )	9.32%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,867		$7,833	$7,950		$15,737	$3,653
Ratio of expenses to average daily net assets:
Before expense waiver	1.38%	*	1.39%	1.37%		1.35%	1.72%	*
After expense waiver	N/A		N/A	N/A		N/A	1.40%	*#
Net investment income (loss) to average daily net assets	(0.21%	) *	0.56%	1.07%		1.74%	1.23%	*
Portfolio turnover rate	33%	**	175%	110%		68%	63%	**
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$7.40		$6.14	$9.36		$10.91	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.05	0.11		0.20	0.13
Net realized and unrealized gain (loss) on investments	(0.11)		1.26	(3.22)		(1.53)	0.83
Total income (loss) from investment operations	(0.11)		1.31	(3.11)		(1.33)	0.96
Less distributions to shareholders:
From net investment income	-		(0.05)	(0.11)		(0.14)	(0.05)
From net realized gains	-		-	(0.00	) †	(0.08)	-
Tax return of capital	-		-	(0.00	) †	-	-
Total distributions	-		(0.05)	(0.11)		(0.22)	(0.05)
Net asset value, end of period	$7.29		$7.40	$6.14		$9.36	$10.91
Total Return ^	(1.49%	) **	21.39%	(33.12%	)	(12.22% )	9.61%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,876		$24,629	$24,811		$42,168	$1,041
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%	*	1.14%	1.12%		1.10%	1.47%	*
After expense waiver	N/A		N/A	N/A		N/A	1.15%	*#
Net investment income (loss) to average daily net assets	0.03%	*	0.81%	1.36%		1.91%	1.69%	*
Portfolio turnover rate	33%	**	175%	110%		68%	63%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$7.40		$6.14	$9.36		$10.91	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.06	0.12		0.24	0.10
Net realized and unrealized gain (loss) on investments	(0.12)		1.26	(3.22)		(1.56)	0.86
Total income (loss) from investment operations	(0.11)		1.32	(3.10)		(1.32)	0.96
Less distributions to shareholders:
From net investment income	-		(0.06)	(0.12)		(0.15)	(0.05)
From net realized gains	-		-	(0.00	) †	(0.08)	-
Tax return of capital	-		-	(0.00	) †	-	-
Total distributions	-		(0.06)	(0.12)		(0.23)	(0.05)
Net asset value, end of period	$7.29		$7.40	$6.14		$9.36	$10.91
Total Return ^	(1.49%	) **	21.54%	(33.01%	)	(12.06% )	9.61%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,793		$4,496	$4,679		$9,343	$2,402
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	*	0.99%	0.97%		0.95%	1.32%	*
After expense waiver	N/A		N/A	N/A		N/A	1.00%	*#
Net investment income (loss) to average daily net assets	0.19%	*	0.96%	1.47%		2.27%	1.34%	*
Portfolio turnover rate	33%	**	175%	110%		68%	63%	**
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$7.41		$6.14	$9.37		$10.91	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.06	0.13		0.24	0.11
Net realized and unrealized gain (loss) on investments	(0.12)		1.28	(3.23)		(1.54)	0.85
Total income (loss) from investment operations	(0.11)		1.34	(3.10)		(1.30)	0.96
Less distributions to shareholders:
From net investment income	-		(0.07)	(0.13)		(0.16)	(0.05)
From net realized gains	-		-	(0.00	) †	(0.08)	-
Tax return of capital	-		-	(0.00	) †	-	-
Total distributions	-		(0.07)	(0.13)		(0.24)	(0.05)
Net asset value, end of period	$7.30		$7.41	$6.14		$9.37	$10.91
Total Return ^	(1.48%	) **	21.83%	(32.97%	)	(12.02% )	9.74%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$55,864		$62,397	$55,899		$90,057	$29,939
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%	*	0.89%	0.87%		0.85%	1.22%	*
After expense waiver	N/A		N/A	N/A		N/A	0.95%	*#
Net investment income (loss) to average daily net assets	0.34%	*	1.06%	1.58%		2.21%	1.40%	*
Portfolio turnover rate	33%	**	175%	110%		68%	63%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$7.43		$6.16	$9.34		$10.91	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.02	0.06		0.16	0.04
Net realized and unrealized gain (loss) on investments	(0.12)		1.25	(3.18)		(1.54)	0.87
Total income (loss) from investment operations	(0.14)		1.27	(3.12)		(1.38)	0.91
Less distributions to shareholders:
From net investment income	-		-	(0.06)		(0.11)	-
From net realized gains	-		-	(0.00	) †	(0.08)	-
Tax return of capital	-		-	(0.00	) †	-	-
Total distributions	-		-	(0.06)		(0.19)	-
Net asset value, end of period	$7.29		$7.43	$6.16		$9.34	$10.91
Total Return ^,^^	(1.88%	) **	20.81%	(33.49%	)	(12.64% )	9.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15		$15	$197		$284	$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.68%	*	1.69%	1.67%		1.65%	2.02%	*
After expense waiver	N/A		N/A	N/A		N/A	1.70%	*#
Net investment income (loss) to average daily net assets	(0.49%	) *	0.28%	0.76%		1.52%	0.50%	*
Portfolio turnover rate	33%	**	175%	110%		68%	63%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$10.97		$8.67	$12.59	$15.32	$14.28	$14.28
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.02	0.02	0.02	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.26)		2.31	(3.53)	(0.36)	2.07	0.68
Total income (loss) from investment operations	(0.26)		2.33	(3.51)	(0.34)	2.04	0.65
Less distributions to shareholders:
From net investment income	-		(0.03)	-	-	-	-
From net realized gains	-		-	(0.41)	(2.39)	(1.00)	(0.65)
Total distributions	-		(0.03)	(0.41)	(2.39)	(1.00)	(0.65)
Net asset value, end of period	$10.71		$10.97	$8.67	$12.59	$15.32	$14.28
Total Return ^,^^	(2.37%	) **	26.90%	(27.94% )	(2.09% )	14.46%	4.56%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$99,575		$92,728	$84,721	$132,697	$174,732	$136,675
Net expenses to average daily net assets	1.49%	*	1.50%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss) to average daily net assets	0.07%	*	0.19%	0.14%	0.11%	(0.18% )	(0.24% )
Portfolio turnover rate	16%	**	30%	37%	39%	50%	56%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$11.11		$8.78	$12.70	$15.43	$14.34	$14.31
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.04	0.04	0.05	0.01	0.00 †
Net realized and unrealized gain (loss) on investments	(0.27)		2.34	(3.55)	(0.36)	2.08	0.68
Total income (loss) from investment operations	(0.25)		2.38	(3.51)	(0.31)	2.09	0.68
Less distributions to shareholders:
From net investment income	-		(0.05)	-	(0.03)	-	-
From net realized gains	-		-	(0.41)	(2.39)	(1.00)	(0.65)
Total distributions	-		(0.05)	(0.41)	(2.42)	(1.00)	(0.65)
Net asset value, end of period	$10.86		$11.11	$8.78	$12.70	$15.43	$14.34
Total Return ^	(2.25%	) **	27.17%	(27.70% )	(1.89% )	14.75%	4.76%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$47,220		$52,856	$46,039	$103,887	$163,441	$125,631
Net expenses to average daily net assets	1.24%	*	1.25%	1.24%	1.24%	1.24%	1.24%
Net investment income (loss) to average daily net assets	0.30%	*	0.45%	0.36%	0.32%	0.07%	0.00% ††
Portfolio turnover rate	16%	**	30%	37%	39%	50%	56%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$11.19		$8.83	$12.80	$15.53	$14.41	$14.35
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06	0.06	0.07	0.04	0.02
Net realized and unrealized gain (loss) on investments	(0.27)		2.37	(3.60)	(0.36)	2.09	0.69
Total income (loss) from investment operations	(0.24)		2.43	(3.54)	(0.29)	2.13	0.71
Less distributions to shareholders:
From net investment income	-		(0.07)	(0.02)	(0.05)	(0.01)	-
From net realized gains	-		-	(0.41)	(2.39)	(1.00)	(0.65)
Total distributions	-		(0.07)	(0.43)	(2.44)	(1.01)	(0.65)
Net asset value, end of period	$10.95		$11.19	$8.83	$12.80	$15.53	$14.41
Total Return ^	(2.14%	) **	27.52%	(27.72% )	(1.72% )	14.93%	4.96%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$72,381		$77,398	$73,216	$100,730	$174,630	$98,126
Net expenses to average daily net assets	1.09%	*	1.10%	1.09%	1.09%	1.09%	1.09%
Net investment income (loss) to average daily net assets	0.46%	*	0.60%	0.55%	0.47%	0.22%	0.13%
Portfolio turnover rate	16%	**	30%	37%	39%	50%	56%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$11.23		$8.87	$12.84	$15.58	$14.46	$14.39
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06	0.07	0.09	0.04	0.03
Net realized and unrealized gain (loss) on investments	(0.27)		2.37	(3.61)	(0.38)	2.09	0.69
Total income (loss) from investment operations	(0.24)		2.43	(3.54)	(0.29)	2.13	0.72
Less distributions to shareholders:
From net investment income	-		(0.07)	(0.02)	(0.06)	(0.01)	-
From net realized gains	-		-	(0.41)	(2.39)	(1.00)	(0.65)
Total distributions	-		(0.07)	(0.43)	(2.45)	(1.01)	(0.65)
Net asset value, end of period	$10.99		$11.23	$8.87	$12.84	$15.58	$14.46
Total Return ^	(2.14%	) **	27.45%	(27.65% )	(1.68% )	14.97%	5.01%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$252,213		$232,379	$186,899	$241,742	$288,826	$221,271
Net expenses to average daily net assets	1.05%	*	1.06%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss) to average daily net assets	0.51%	*	0.63%	0.59%	0.58%	0.26%	0.20%
Portfolio turnover rate	16%	**	30%	37%	39%	50%	56%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$10.67		$8.44	$12.31	$15.08	$14.11	$14.16
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.01)	(0.02)	(0.02)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.24)		2.25	(3.44)	(0.36)	2.04	0.68
Total income (loss) from investment operations	(0.26)		2.24	(3.46)	(0.38)	1.97	0.60
Less distributions to shareholders:
From net investment income	-		(0.01)	-	-	-	-
From net realized gains	-		-	(0.41)	(2.39)	(1.00)	(0.65)
Total distributions	-		(0.01)	(0.41)	(2.39)	(1.00)	(0.65)
Net asset value, end of period	$10.41		$10.67	$8.44	$12.31	$15.08	$14.11
Total Return ^,^^	(2.44%	) **	26.49%	(28.18% )	(2.40% )	14.14%	4.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$648		$1,590	$1,101	$1,633	$1,398	$1,251
Net expenses to average daily net assets	1.79%	*	1.80%	1.79%	1.79%	1.79%	1.79%
Net investment income (loss) to average daily net assets	(0.33%	) *	(0.10% )	(0.16% )	(0.13% )	(0.48% )	(0.54% )
Portfolio turnover rate	16%	**	30%	37%	39%	50%	56%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$8.33		$6.00		$11.35	$10.35		$9.82	$8.74
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.04)		(0.06)	(0.08)		0.02	(0.05)
Net realized and unrealized gain (loss) on investments	(0.34)		2.37		(5.29)	1.08		0.53	1.13
Total income (loss) from investment operations	(0.37)		2.33		(5.35)	1.00		0.55	1.08
Less distributions to shareholders:
From net investment income	-		-		-	-		(0.02)	-
Total distributions	-		-		-	-		(0.02)	-
Net asset value, end of period	$7.96		$8.33		$6.00	$11.35		$10.35	$9.82
Total Return ^,^^	(4.44%	) **	38.83%		(47.14% )	9.66%		5.47%	12.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,554		$13,208		$10,726	$27,120		$30,406	$34,053
Net expenses to average daily net assets	1.37%	*	1.37%		1.35%	1.30%		1.31%	1.30%
Net investment income (loss) to average daily net assets	(0.79%	) *	(0.65%	)	(0.69% )	(0.72%	)	0.18%	(0.59%	)
Portfolio turnover rate	52%	**	143%		151%	193%		130%	117%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$8.54		$6.14		$11.58	$10.53		$10.00	$8.87
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.03)		(0.04)	(0.05)		0.05	(0.03)
Net realized and unrealized gain (loss) on investments	(0.35)		2.43		(5.40)	1.10		0.52	1.16
Total income (loss) from investment operations	(0.37)		2.40		(5.44)	1.05		0.57	1.13
Less distributions to shareholders:
From net investment income	-		-		-	-		(0.04)	-
Total distributions	-		-		-	-		(0.04)	-
Net asset value, end of period	$8.17		$8.54		$6.14	$11.58		$10.53	$10.00
Total Return ^	(4.33%	) **	39.09%		(46.98% )	9.97%		5.74%	12.74%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,229		$17,502		$16,919	$38,904		$33,742	$42,353
Net expenses to average daily net assets	1.12%	*	1.12%		1.10%	1.05%		1.06%	1.05%
Net investment income (loss) to average daily net assets	(0.54%	) *	(0.40%	)	(0.44% )	(0.48%	)	0.43%	(0.35%	)
Portfolio turnover rate	52%	**	143%		151%	193%		130%	117%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$8.66		$6.21		$11.70	$10.62		$10.08	$8.94
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.02)		(0.03)	(0.03)		0.06	(0.02)
Net realized and unrealized gain (loss) on investments	(0.36)		2.47		(5.46)	1.11		0.54	1.16
Total income (loss) from investment operations	(0.38)		2.45		(5.49)	1.08		0.60	1.14
Less distributions to shareholders:
From net investment income	-		-		-	-		(0.06)	-
Total distributions	-		-		-	-		(0.06)	-
Net asset value, end of period	$8.28		$8.66		$6.21	$11.70		$10.62	$10.08
Total Return ^	(4.39%	) **	39.45%		(46.92% )	10.17%		5.90%	12.86%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,773		$1,705		$3,326	$5,944		$19,475	$21,345
Net expenses to average daily net assets	0.97%	*	0.98%		0.95%	0.90%		0.91%	0.90%
Net investment income (loss) to average daily net assets	(0.38%	) *	(0.25%	)	(0.28% )	(0.30%	)	0.55%	(0.19%	)
Portfolio turnover rate	52%	**	143%		151%	193%		130%	117%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$8.70		$6.24		$11.74	$10.65		$10.12	$8.97
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.01)		(0.02)	(0.03)		0.06	(0.01)
Net realized and unrealized gain (loss) on investments	(0.35)		2.47		(5.48)	1.12		0.54	1.16
Total income (loss) from investment operations	(0.37)		2.46		(5.50)	1.09		0.60	1.15
Less distributions to shareholders:
From net investment income	-		-		-	-		(0.07)	-
Total distributions	-		-		-	-		(0.07)	-
Net asset value, end of period	$8.33		$8.70		$6.24	$11.74		$10.65	$10.12
Total Return ^	(4.25%	) **	39.42%		(46.85% )	10.23%		5.97%	12.82%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30,527		$43,513		$41,539	$86,268		$68,251	$70,676
Net expenses to average daily net assets	0.90%	*	0.90%		0.88%	0.83%		0.84%	0.83%
Net investment income (loss) to average daily net assets	(0.34%	) *	(0.18%	)	(0.23% )	(0.26%	)	0.59%	(0.12%	)
Portfolio turnover rate	52%	**	143%		151%	193%		130%	117%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††
Net asset value, beginning of period	$8.15		$5.89		$11.17	$10.21		$9.71		$8.67
Income (loss) from investment operations:
Net investment income (loss) ***	(0.05)		(0.06)		(0.09)	(0.11)		(0.00	) †	(0.08)
Net realized and unrealized gain (loss) on investments	(0.33)		2.32		(5.19)	1.07		0.50		1.12
Total income (loss) from investment operations	(0.38)		2.26		(5.28)	0.96		0.50		1.04
Net asset value, end of period	$7.77		$8.15		$5.89	$11.17		$10.21		$9.71
Total Return ^,^^	(4.66%	) **	38.37%		(47.27% )	9.40%		5.15%		12.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$148		$250		$185	$336		$246		$167
Net expenses to average daily net assets	1.67%	*	1.67%		1.65%	1.60%		1.61%		1.60%
Net investment income (loss) to average daily net assets	(1.08%	) *	(0.95%	)	(0.98% )	(1.02%	)	(0.01%	)	(0.89%	)
Portfolio turnover rate	52%	**	143%		151%	193%		130%		117%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$11.74		$8.14		$14.75	$14.05	$14.13	$13.09
Income (loss) from investment operations:
Net investment income (loss) ***	(0.05)		(0.07)		(0.08)	(0.07)	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.03)		3.67		(5.92)	2.26	1.01	1.74
Total income (loss) from investment operations	(0.08)		3.60		(6.00)	2.19	0.97	1.65
Less distributions to shareholders:
From net realized gains	-		-		(0.61)	(1.49)	(1.05)	(0.61)
Total distributions	-		-		(0.61)	(1.49)	(1.05)	(0.61)
Net asset value, end of period	$11.66		$11.74		$8.14	$14.75	$14.05	$14.13
Total Return ^,^^	(0.68%	) **	44.23%		(41.26% )	15.74%	6.97%	12.63%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$300,768		$308,326		$211,358	$397,924	$318,260	$310,072
Net expenses to average daily net assets	1.35%	*	1.36%		1.35%	1.34%	1.35%	1.35%
Net investment income (loss) to average daily net assets	(0.85%	) *	(0.75%	)	(0.67% )	(0.47% )	(0.29% )	(0.68% )
Portfolio turnover rate	19%	**	55%		33%	41%	42%	28%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$12.03		$8.32		$15.02	$14.28	$14.34	$13.24
Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		(0.05)		(0.05)	(0.03)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.03)		3.76		(6.04)	2.29	1.04	1.77
Total income (loss) from investment operations	(0.07)		3.71		(6.09)	2.26	1.03	1.71
Less distributions to shareholders:
From net realized gains	-		-		(0.61)	(1.52)	(1.09)	(0.61)
Total distributions	-		-		(0.61)	(1.52)	(1.09)	(0.61)
Net asset value, end of period	$11.96		$12.03		$8.32	$15.02	$14.28	$14.34
Total Return ^	(0.58%	) **	44.59%		(41.12% )	15.99%	7.28%	12.94%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$356,268		$362,500		$258,165	$546,924	$531,194	$508,296
Net expenses to average daily net assets	1.10%	*	1.11%		1.10%	1.09%	1.10%	1.10%
Net investment income (loss) to average daily net assets	(0.60%	) *	(0.50%	)	(0.43% )	(0.21% )	(0.05% )	(0.43% )
Portfolio turnover rate	19%	**	55%		33%	41%	42%	28%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$12.22		$8.43		$15.19	$14.43		$14.48	$13.35
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.03)		(0.04)	(0.01)		0.01	(0.04)
Net realized and unrealized gain (loss) on investments	(0.04)		3.82		(6.11)	2.32		1.06	1.78
Total income (loss) from investment operations	(0.07)		3.79		(6.15)	2.31		1.07	1.74
Less distributions to shareholders:
From net realized gains	-		-		(0.61)	(1.55)		(1.12)	(0.61)
Total distributions	-		-		(0.61)	(1.55)		(1.12)	(0.61)
Net asset value, end of period	$12.15		$12.22		$8.43	$15.19		$14.43	$14.48
Total Return ^	(0.57%	) **	44.96%		(41.05% )	16.15%		7.45%	13.06%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$156,845		$161,421		$105,886	$229,983		$178,542	$139,779
Net expenses to average daily net assets	0.95%	*	0.96%		0.95%	0.94%		0.95%	0.95%
Net investment income (loss) to average daily net assets	(0.45%	) *	(0.34%	)	(0.28% )	(0.07%	)	0.10%	(0.28% )
Portfolio turnover rate	19%	**	55%		33%	41%		42%	28%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$12.31		$8.49		$15.28	$14.50		$14.54	$13.39
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.03)		(0.02)	(0.00	) †	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(0.04)		3.85		(6.16)	2.34		1.05	1.79
Total income (loss) from investment operations	(0.06)		3.82		(6.18)	2.34		1.08	1.76
Less distributions to shareholders:
From net investment income	-		(0.00	) †	-	-		-	-
From net realized gains	-		-		(0.61)	(1.56)		(1.12)	(0.61)
Total distributions	-		(0.00	) †	(0.61)	(1.56)		(1.12)	(0.61)
Net asset value, end of period	$12.25		$12.31		$8.49	$15.28		$14.50	$14.54
Total Return ^	(0.49%	) **	45.00%		(41.00% )	16.32%		7.55%	13.17%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$389,873		$364,961		$221,677	$398,427		$229,547	$273,591
Net expenses to average daily net assets	0.86%	*	0.87%		0.86%	0.86%		0.86%	0.86%
Net investment income (loss) to average daily net assets	(0.36%	) *	(0.26%	)	(0.18% )	(0.03%	)	0.21%	(0.19% )
Portfolio turnover rate	19%	**	55%		33%	41%		42%	28%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$11.46		$7.97		$14.50	$13.84	$13.95	$12.97
Income (loss) from investment operations:
Net investment income (loss) ***	(0.07)		(0.10)		(0.12)	(0.12)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.03)		3.59		(5.80)	2.22	1.01	1.72
Total income (loss) from investment operations	(0.10)		3.49		(5.92)	2.10	0.92	1.59
Less distributions to shareholders:
From net realized gains	-		-		(0.61)	(1.44)	(1.03)	(0.61)
Total distributions	-		-		(0.61)	(1.44)	(1.03)	(0.61)
Net asset value, end of period	$11.36		$11.46		$7.97	$14.50	$13.84	$13.95
Total Return ^,^^	(0.87%	) **	43.79%		(41.42% )	15.36%	6.68%	12.28%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,832		$2,117		$1,207	$3,923	$2,674	$1,755
Net expenses to average daily net assets	1.65%	*	1.66%		1.65%	1.65%	1.65%	1.65%
Net investment income (loss) to average daily net assets	(1.15%	) *	(1.05%	)	(0.97% )	(0.79% )	(0.63% )	(0.97% )
Portfolio turnover rate	19%	**	55%		33%	41%	42%	28%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$13.38		$9.65		$16.09	$15.98		$15.72	$14.22
Income (loss) from investment operations:
Net investment income (loss) ***	(0.08)		(0.11)		(0.06)	(0.14)		(0.13)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.35)		3.84		(6.38)	1.63		1.53	1.62
Total income (loss) from investment operations	(0.43)		3.73		(6.44)	1.49		1.40	1.50
Less distributions to shareholders:
From net realized gains	-		-		-	(1.38)		(1.14)	-
Tax return of capital	-		-		-	(0.00	) †	-	-
Total distributions	-		-		-	(1.38)		(1.14)	-
Net asset value, end of period	$12.95		$13.38		$9.65	$16.09		$15.98	$15.72
Total Return ^,^^	(3.21%	) **	38.65%		(40.02% )	9.58%		8.91%	10.55%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$76,382		$75,428		$60,323	$112,757		$114,136	$98,945
Net expenses to average daily net assets	1.52%	*	1.53%		1.52%	1.51%		1.51%	1.51%
Net investment income (loss) to average daily net assets	(1.10%	) *	(1.05%	)	(0.42% )	(0.81%	)	(0.80% )	(0.83%	)
Portfolio turnover rate	52%	**	91%		92%	70%		84%	59%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$13.73		$9.88		$16.43	$16.29		$15.97	$14.41
Income (loss) from investment operations:
Net investment income (loss) ***	(0.06)		(0.09)		(0.02)	(0.10)		(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.36)		3.94		(6.53)	1.67		1.55	1.64
Total income (loss) from investment operations	(0.42)		3.85		(6.55)	1.57		1.46	1.56
Less distributions to shareholders:
From net realized gains	-		-		-	(1.43)		(1.14)	-
Tax return of capital	-		-		-	(0.00	) †	-	-
Total distributions	-		-		-	(1.43)		(1.14)	-
Net asset value, end of period	$13.31		$13.73		$9.88	$16.43		$16.29	$15.97
Total Return ^	(3.06%	) **	38.97%		(39.90% )	9.90%		9.15%	10.83%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$53,746		$59,458		$60,124	$111,010		$92,914	$108,840
Net expenses to average daily net assets	1.27%	*	1.28%		1.27%	1.26%		1.26%	1.26%
Net investment income (loss) to average daily net assets	(0.86%	) *	(0.80%	)	(0.16% )	(0.55%	)	(0.55% )	(0.58%	)
Portfolio turnover rate	52%	**	91%		92%	70%		84%	59%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$13.94		$10.02		$16.64		$16.48		$16.11	$14.52
Income (loss) from investment operations:
Net investment income (loss) ***	(0.05)		(0.07)		(0.00	) †	(0.07)		(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.36)		3.99		(6.62)		1.68		1.58	1.65
Total income (loss) from investment operations	(0.41)		3.92		(6.62)		1.61		1.51	1.59
Less distributions to shareholders:
From net realized gains	-		-		-		(1.45)		(1.14)	-
Tax return of capital	-		-		-		(0.00	) †	-	-
Total distributions	-		-		-		(1.45)		(1.14)	-
Net asset value, end of period	$13.53		$13.94		$10.02		$16.64		$16.48	$16.11
Total Return ^	(2.94%	) **	39.12%		(39.78%	)	9.99%		9.32%	11.02%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$77,022		$86,922		$69,313		$121,462		$133,777	$95,822
Net expenses to average daily net assets	1.12%	*	1.13%		1.12%		1.11%		1.11%	1.11%
Net investment income (loss) to average daily net assets	(0.70%	) *	(0.65%	)	(0.03%	)	(0.41%	)	(0.41% )	(0.44%	)
Portfolio turnover rate	52%	**	91%		92%		70%		84%	59%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$14.13		$10.14		$16.82		$16.64		$16.24	$14.61
Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		(0.06)		0.01		(0.05)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.37)		4.05		(6.69)		1.71		1.58	1.67
Total income (loss) from investment operations	(0.41)		3.99		(6.68)		1.66		1.54	1.63
Less distributions to shareholders:
From net realized gains	-		-		-		(1.48)		(1.14)	-
Tax return of capital	-		-		-		(0.00	) †	-	-
Total distributions	-		-		-		(1.48)		(1.14)	-
Net asset value, end of period	$13.72		$14.13		$10.14		$16.82		$16.64	$16.24
Total Return ^	(2.90%	) **	39.35%		(39.71%	)	10.14%		9.49%	11.23%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$287,708		$263,305		$178,508		$341,265		$284,413	$288,954
Net expenses to average daily net assets	0.98%	*	0.99%		0.98%		0.97%		0.97%	0.97%
Net investment income (loss) to average daily net assets	(0.56%	) *	(0.51%	)	0.10%		(0.26%	)	(0.26% )	(0.29%	)
Portfolio turnover rate	52%	**	91%		92%		70%		84%	59%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$13.04		$9.43		$15.78	$15.70		$15.51	$14.07
Income (loss) from investment operations:
Net investment income (loss) ***	(0.09)		(0.15)		(0.11)	(0.19)		(0.18)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.34)		3.76		(6.24)	1.61		1.51	1.60
Total income (loss) from investment operations	(0.43)		3.61		(6.35)	1.42		1.33	1.44
Less distributions to shareholders:
From net realized gains	-		-		-	(1.34)		(1.14)	-
Tax return of capital	-		-		-	(0.00	) †	-	-
Total distributions	-		-		-	(1.34)		(1.14)	-
Net asset value, end of period	$12.61		$13.04		$9.43	$15.78		$15.70	$15.51
Total Return ^,^^	(3.30%	) **	38.28%		(40.24% )	9.28%		8.51%	10.31%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$354		$515		$317	$1,105		$990	$930
Net expenses to average daily net assets	1.82%	*	1.83%		1.82%	1.81%		1.81%	1.81%
Net investment income (loss) to average daily net assets	(1.41%	) *	(1.36%	)	(0.82% )	(1.11%	)	(1.11% )	(1.13%	)
Portfolio turnover rate	52%	**	91%		92%	70%		84%	59%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$7.21		$5.51		$9.78	$10.40	$9.69	$10.05
Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		(0.04)		(0.07)	(0.11)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.01)		1.74		(4.14)	0.52	1.54	(0.02)
Total income (loss) from investment operations	(0.05)		1.70		(4.21)	0.41	1.42	(0.13)
Less distributions to shareholders:
From net realized gains	-		-		(0.06)	(1.03)	(0.71)	(0.23)
Total distributions	-		-		(0.06)	(1.03)	(0.71)	(0.23)
Net asset value, end of period	$7.16		$7.21		$5.51	$9.78	$10.40	$9.69
Total Return ^,^^	(0.69%	) **	30.85%		(43.26% )	4.09%	14.95%	(1.09% )
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,128		$13,340		$13,367	$49,662	$69,380	$62,461
Ratio of expenses to average daily net assets:
Before expense waiver	1.58%	*	1.61%		1.56%	1.53%	1.55%	1.54%
After expense waiver	N/A		N/A		N/A	N/A	N/A	1.52% #
Net investment income (loss) to average daily net assets	(1.18%	) *	(0.69%	)	(0.91% )	(1.04% )	(1.15% )	(1.18% )
Portfolio turnover rate	43%	**	120%		129%	82%	102%	149%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$7.38		$5.63		$9.96	$10.57	$9.81	$10.14
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.03)		(0.05)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.01)		1.78		(4.22)	0.54	1.56	(0.01)
Total income (loss) from investment operations	(0.04)		1.75		(4.27)	0.45	1.47	(0.10)
Less distributions to shareholders:
From net realized gains	-		-		(0.06)	(1.06)	(0.71)	(0.23)
Total distributions	-		-		(0.06)	(1.06)	(0.71)	(0.23)
Net asset value, end of period	$7.34		$7.38		$5.63	$9.96	$10.57	$9.81
Total Return ^	(0.54%	) **	31.08%		(43.08% )	4.39%	15.28%	(0.88% )
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,187		$10,178		$8,625	$36,372	$31,256	$28,468
Ratio of expenses to average daily net assets:
Before expense waiver	1.33%	*	1.36%		1.31%	1.28%	1.30%	1.29%
After expense waiver	N/A		N/A		N/A	N/A	N/A	1.26% #
Net investment income (loss) to average daily net assets	(0.89%	) *	(0.43%	)	(0.64% )	(0.78% )	(0.89% )	(0.91% )
Portfolio turnover rate	43%	**	120%		129%	82%	102%	149%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$7.46		$5.68		$10.05	$10.65	$9.87	$10.19
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.04)		(0.04)	(0.07)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.00	) †	1.82		(4.27)	0.54	1.57	(0.02)
Total income (loss) from investment operations	(0.03)		1.78		(4.31)	0.47	1.49	(0.09)
Less distributions to shareholders:
From net realized gains	-		-		(0.06)	(1.07)	(0.71)	(0.23)
Total distributions	-		-		(0.06)	(1.07)	(0.71)	(0.23)
Net asset value, end of period	$7.43		$7.46		$5.68	$10.05	$10.65	$9.87
Total Return ^	(0.40%	) **	31.34%		(43.10% )	4.55%	15.39%	(0.68% )
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,866		$4,130		$10,027	$9,779	$20,226	$27,617
Ratio of expenses to average daily net assets:
Before expense waiver	1.18%	*	1.21%		1.16%	1.13%	1.15%	1.14%
After expense waiver	N/A		N/A		N/A	N/A	N/A	1.12% #
Net investment income (loss) to average daily net assets	(0.78%	) *	(0.58%	)	(0.53% )	(0.65% )	(0.73% )	(0.77% )
Portfolio turnover rate	43%	**	120%		129%	82%	102%	149%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$7.49		$5.70		$10.07	$10.69	$9.90	$10.21
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.02)		(0.04)	(0.07)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.00	) †	1.81		(4.27)	0.54	1.57	(0.01)
Total income (loss) from investment operations	(0.03)		1.79		(4.31)	0.47	1.50	(0.08)
Less distributions to shareholders:
From net realized gains	-		-		(0.06)	(1.09)	(0.71)	(0.23)
Total distributions	-		-		(0.06)	(1.09)	(0.71)	(0.23)
Net asset value, end of period	$7.46		$7.49		$5.70	$10.07	$10.69	$9.90
Total Return ^	(0.40%	) **	31.40%		(43.07% )	4.60%	15.44%	(0.67% )
Ratios / Supplemental Data:
Net assets, end of period (000's)	$22,606		$21,869		$21,210	$49,168	$39,194	$24,869
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	*	1.17%		1.12%	1.09%	1.11%	1.10%
After expense waiver	N/A		N/A		N/A	N/A	N/A	1.08% #
Net investment income (loss) to average daily net assets	(0.74%	) *	(0.25%	)	(0.48% )	(0.60% )	(0.70% )	(0.74% )
Portfolio turnover rate	43%	**	120%		129%	82%	102%	149%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$7.04		$5.40		$9.61	$10.20	$9.54	$9.93
Income (loss) from investment operations:
Net investment income (loss) ***	(0.05)		(0.06)		(0.09)	(0.14)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.00	) †	1.70		(4.06)	0.51	1.52	(0.02)
Total income (loss) from investment operations	(0.05)		1.64		(4.15)	0.37	1.37	(0.16)
Less distributions to shareholders:
From net realized gains	-		-		(0.06)	(0.96)	(0.71)	(0.23)
Total distributions	-		-		(0.06)	(0.96)	(0.71)	(0.23)
Net asset value, end of period	$6.99		$7.04		$5.40	$9.61	$10.20	$9.54
Total Return ^,^^	(0.71%	) **	30.37%		(43.46% )	3.85%	14.66%	(1.41% )
Ratios / Supplemental Data:
Net assets, end of period (000's)	$179		$159		$154	$391	$786	$931
Ratio of expenses to average daily net assets:
Before expense waiver	1.88%	*	1.91%		1.86%	1.83%	1.85%	1.84%
After expense waiver	N/A		N/A		N/A	N/A	N/A	1.82% #
Net investment income (loss) to average daily net assets	(1.47%	) *	(0.98%	)	(1.21% )	(1.34% )	(1.44% )	(1.49% )
Portfolio turnover rate	43%	**	120%		129%	82%	102%	149%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.91		$4.95		$10.48		$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.11		0.24		0.14	0.00	†
Net realized and unrealized gain (loss) on investments	(1.28)		1.85		(5.77)		0.70	0.07
Total income (loss) from investment operations	(1.21)		1.96		(5.53)		0.84	0.07
Less distributions to shareholders:
From net investment income	-		-		-		(0.21)	(0.01)
From net realized gains	-		-		-		(0.21)	-
Total distributions	-		-		-		(0.42)	(0.01)
Net asset value, end of period	$5.70		$6.91		$4.95		$10.48	$10.06
Total Return ^,^^	(17.51%	) **	39.60%		(52.77%	)	8.38%	0.68%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,239		$1,721		$40,897		$394	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%	*	1.60%		1.56%		1.59%	8.81%	*
After expense waiver	1.42%	*#	1.42%	#	1.42%	#	1.42% #	1.42%	*#
Net investment income (loss) to average daily net assets	2.13%	*	2.10%		3.00%		1.30%	0.97%	*
Portfolio turnover rate	37%	**	61%		34%		18%	0%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.93		$4.97		$10.50		$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.11		0.23		0.20	0.01
Net realized and unrealized gain (loss) on investments	(1.29)		1.90		(5.76)		0.66	0.06
Total income (loss) from investment operations	(1.21)		2.01		(5.53)		0.86	0.07
Less distributions to shareholders:
From net investment income	-		(0.05)		-		(0.21)	(0.01)
From net realized gains	-		-		-		(0.21)	-
Total distributions	-		(0.05)		-		(0.42)	(0.01)
Net asset value, end of period	$5.72		$6.93		$4.97		$10.50	$10.06
Total Return ^	(17.46%	) **	40.55%		(52.67%	)	8.66%	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$26,510		$32,559		$23,604		$48,459	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	*	1.35%		1.31%		1.34%	8.56%	*
After expense waiver	1.17%	*#	1.17%	#	1.17%	#	1.17% #	1.17%	*#
Net investment income (loss) to average daily net assets	2.41%	*	1.98%		2.76%		1.88%	1.23%	*
Portfolio turnover rate	37%	**	61%		34%		18%	0%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 14, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.93		$4.97	$10.49		$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.11	0.12		0.15	0.01
Net realized and unrealized gain (loss) on investments	(1.28)		1.91	(5.64)		0.72	0.06
Total income (loss) from investment operations	(1.20)		2.02	(5.52)		0.87	0.07
Less distributions to shareholders:
From net investment income	-		(0.06)	-		(0.23)	(0.01)
From net realized gains	-		-	-		(0.21)	-
Total distributions	-		(0.06)	-		(0.44)	(0.01)
Net asset value, end of period	$5.73		$6.93	$4.97		$10.49	$10.06
Total Return ^	(17.32%	) **	40.65%	(52.62%	)	8.73%	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,815		$7,034	$5,478		$846	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.22%	*	1.20%	1.16%		1.19%	8.41%	*
After expense waiver	1.09%	*#	1.09% #	1.09%	#	1.09% #	1.09%	*#
Net investment income (loss) to average daily net assets	2.51%	*	1.93%	1.83%		1.37%	1.32%	*
Portfolio turnover rate	37%	**	61%	34%		18%	0%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.94		$4.98	$10.50		$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.11	0.25		0.21	0.01
Net realized and unrealized gain (loss) on investments	(1.29)		1.92	(5.77)		0.67	0.06
Total income (loss) from investment operations	(1.20)		2.03	(5.52)		0.88	0.07
Less distributions to shareholders:
From net investment income	-		(0.07)	-		(0.23)	(0.01)
From net realized gains	-		-	-		(0.21)	-
Total distributions	-		(0.07)	-		(0.44)	(0.01)
Net asset value, end of period	$5.74		$6.94	$4.98		$10.50	$10.06
Total Return ^	(17.29%	) **	40.70%	(52.57%	)	8.86%	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$81,728		$93,253	$60,987		$114,090	$11,404
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*	1.10%	1.06%		1.09%	8.30%	*
After expense waiver	0.99%	*#	0.99% #	0.99%	#	0.99% #	0.99%	*#
Net investment income (loss) to average daily net assets	2.65%	*	2.00%	3.02%		1.94%	1.40%	*
Portfolio turnover rate	37%	**	61%	34%		18%	0%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 14, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.89		$4.94	$10.50		$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.07	0.18		0.14	0.00	†
Net realized and unrealized gain (loss) on investments	(1.28)		1.90	(5.74)		0.66	0.07
Total income (loss) from investment operations	(1.22)		1.97	(5.56)		0.80	0.07
Less distributions to shareholders:
From net investment income	-		(0.02)	-		(0.15)	(0.01)
From net realized gains	-		-	-		(0.21)	-
Total distributions	-		(0.02)	-		(0.36)	(0.01)
Net asset value, end of period	$5.67		$6.89	$4.94		$10.50	$10.06
Total Return ^,^^	(17.71%	) **	39.98%	(52.95%	)	8.03%	0.67%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$57		$70	$50		$105	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.92%	*	1.90%	1.86%		1.89%	9.11%	*
After expense waiver	1.72%	*#	1.72% #	1.72%	#	1.72% #	1.72%	*#
Net investment income (loss) to average daily net assets	1.89%	*	1.28%	2.23%		1.28%	0.67%	*
Portfolio turnover rate	37%	**	61%	34%		18%	0%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 14, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$6.61		$4.68		$11.33	$12.80	$10.95	$10.94
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.05		0.15	0.17	0.21	0.08
Net realized and unrealized gain (loss) on investments	(0.80)		1.88		(4.52)	0.31	2.78	1.15
Total income (loss) from investment operations	(0.75)		1.93		(4.37)	0.48	2.99	1.23
Less distributions to shareholders:
From net investment income	-		-		(0.53)	(0.05)	(0.19)	(0.18)
From net realized gains	-		-		(0.34)	(1.90)	(0.95)	(1.04)
Tax return of capital	-		-		(1.41)	-	-	-
Total distributions	-		-		(2.28)	(1.95)	(1.14)	(1.22)
Net asset value, end of period	$5.86		$6.61		$4.68	$11.33	$12.80	$10.95
Total Return ^,^^	(11.35%	) **	41.24%		(39.25% )	3.71%	27.38%	11.17%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$52,885		$63,979		$48,153	$261,364	$299,546	$198,300
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%	*	1.62%		1.60%	1.60%	1.61%	1.62%
After expense waiver	1.52%	*#	1.52%	#	1.50% #	1.50% #	1.53% #	N/A
Net investment income (loss) to average daily net assets	1.66%	*	1.03%		1.57%	1.27%	1.66%	0.69%
Portfolio turnover rate	23%	**	61%		63%	44%	36%	88%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$6.66		$4.70		$11.42	$12.88	$11.00	$10.99
Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.07		0.21	0.20	0.24	0.11
Net realized and unrealized gain (loss) on investments	(0.81)		1.89		(4.61)	0.33	2.80	1.14
Total income (loss) from investment operations	(0.75)		1.96		(4.40)	0.53	3.04	1.25
Less distributions to shareholders:
From net investment income	-		-		(0.55)	(0.09)	(0.21)	(0.20)
From net realized gains	-		-		(0.34)	(1.90)	(0.95)	(1.04)
Tax return of capital	-		-		(1.43)	-	-	-
Total distributions	-		-		(2.32)	(1.99)	(1.16)	(1.24)
Net asset value, end of period	$5.91		$6.66		$4.70	$11.42	$12.88	$11.00
Total Return ^	(11.26%	) **	41.70%		(39.21% )	4.05%	27.66%	11.44%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$124,884		$151,443		$149,950	$328,071	$283,387	$210,428
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	*	1.37%		1.35%	1.35%	1.36%	1.37%
After expense waiver	1.27%	*#	1.27%	#	1.25% #	1.25% #	1.28% #	N/A
Net investment income (loss) to average daily net assets	1.92%	*	1.41%		2.22%	1.47%	1.90%	0.94%
Portfolio turnover rate	23%	**	61%		63%	44%	36%	88%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$6.69		$4.72	$11.45	$12.91	$11.03	$11.01
Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.07	0.22	0.24	0.24	0.12
Net realized and unrealized gain (loss) on investments	(0.81)		1.90	(4.63)	0.30	2.81	1.16
Total income (loss) from investment operations	(0.75)		1.97	(4.41)	0.54	3.05	1.28
Less distributions to shareholders:
From net investment income	-		-	(0.54)	(0.10)	(0.22)	(0.22)
From net realized gains	-		-	(0.34)	(1.90)	(0.95)	(1.04)
Tax return of capital	-		-	(1.44)	-	-	-
Total distributions	-		-	(2.32)	(2.00)	(1.17)	(1.26)
Net asset value, end of period	$5.94		$6.69	$4.72	$11.45	$12.91	$11.03
Total Return ^	(11.21%	) **	41.74%	(39.15% )	4.14%	27.67%	11.69%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$81,880		$97,912	$68,982	$163,726	$248,042	$130,666
Net expenses to average daily net assets	1.22%	*	1.22%	1.20%	1.20%	1.21%	1.22%
Net investment income (loss) to average daily net assets	1.95%	*	1.28%	2.33%	1.76%	1.95%	1.05%
Portfolio turnover rate	23%	**	61%	63%	44%	36%	88%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$6.72		$4.74	$11.48	$12.94	$11.05	$11.03
Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.08	0.22	0.20	0.26	0.13
Net realized and unrealized gain (loss) on investments	(0.82)		1.90	(4.63)	0.35	2.81	1.16
Total income (loss) from investment operations	(0.75)		1.98	(4.41)	0.55	3.07	1.29
Less distributions to shareholders:
From net investment income	-		-	(0.55)	(0.11)	(0.23)	(0.23)
From net realized gains	-		-	(0.34)	(1.90)	(0.95)	(1.04)
Tax return of capital	-		-	(1.44)	-	-	-
Total distributions	-		-	(2.33)	(2.01)	(1.18)	(1.27)
Net asset value, end of period	$5.97		$6.72	$4.74	$11.48	$12.94	$11.05
Total Return ^	(11.16%	) **	41.77%	(39.09% )	4.21%	27.77%	11.73%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$227,902		$257,075	$206,904	$505,917	$458,067	$308,301
Net expenses to average daily net assets	1.17%	*	1.17%	1.15%	1.15%	1.16%	1.17%
Net investment income (loss) to average daily net assets	2.05%	*	1.40%	2.33%	1.50%	2.05%	1.11%
Portfolio turnover rate	23%	**	61%	63%	44%	36%	88%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††
Net asset value, beginning of period	$6.48		$4.60		$11.19	$12.67	$10.86	$10.86
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.04		0.15	0.12	0.17	0.05
Net realized and unrealized gain (loss) on investments	(0.77)		1.84		(4.49)	0.33	2.74	1.13
Total income (loss) from investment operations	(0.75)		1.88		(4.34)	0.45	2.91	1.18
Less distributions to shareholders:
From net investment income	-		-		(0.52)	(0.03)	(0.15)	(0.14)
From net realized gains	-		-		(0.34)	(1.90)	(0.95)	(1.04)
Tax return of capital	-		-		(1.39)	-	-	-
Total distributions	-		-		(2.25)	(1.93)	(1.10)	(1.18)
Net asset value, end of period	$5.73		$6.48		$4.60	$11.19	$12.67	$10.86
Total Return ^,^^	(11.57%	) **	40.87%		(39.45% )	3.47%	26.91%	10.86%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$168		$963		$892	$3,122	$2,462	$1,693
Ratio of expenses to average daily net assets:
Before expense waiver	1.92%	*	1.92%		1.90%	1.90%	1.91%	1.92%
After expense waiver	1.82%	*#	1.82%	#	1.80% #	1.80% #	1.83% #	N/A
Net investment income (loss) to average daily net assets	0.64%	*	0.79%		1.58%	0.91%	1.40%	0.44%
Portfolio turnover rate	23%	**	61%		63%	44%	36%	88%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.15		$7.65	$9.95	$10.23	$10.18	$10.32
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.16	0.39	0.34	0.33	0.51
Net realized and unrealized gain (loss) on investments	0.05		1.34	(2.01)	0.18	0.20	(0.22)
Total income (loss) from investment operations	0.03		1.50	(1.62)	0.52	0.53	0.29
Less distributions to shareholders:
From net investment income	-		-	(0.40)	(0.41)	(0.33)	(0.35)
From net realized gains	-		-	(0.22)	(0.39)	(0.15)	(0.08)
Tax return of capital	-		-	(0.06)	-	-	-
Total distributions	-		-	(0.68)	(0.80)	(0.48)	(0.43)
Net asset value, end of period	$9.18		$9.15	$7.65	$9.95	$10.23	$10.18
Total Return ^,^^	0.33%	**	19.61%	(16.46% )	5.10%	5.14%	2.85%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$32,397		$34,104	$43,223	$52,667	$51,843	$40,457
Net expenses to average daily net assets	0.52%	*	0.52%	0.49%	0.48%	0.47%	0.47%
Net investment income (loss) to average daily net assets	(0.48%	) *	1.94%	4.27%	3.24%	3.22%	4.92%
Portfolio turnover rate	13%	**	36%	35%	42%	27%	15%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.22		$7.69	$9.99	$10.27	$10.22	$10.34
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.17	0.34	0.36	0.32	0.33
Net realized and unrealized gain (loss) on investments	0.05		1.36	(1.95)	0.19	0.23	(0.01)
Total income (loss) from investment operations	0.04		1.53	(1.61)	0.55	0.55	0.32
Less distributions to shareholders:
From net investment income	-		-	(0.41)	(0.44)	(0.35)	(0.36)
From net realized gains	-		-	(0.22)	(0.39)	(0.15)	(0.08)
Tax return of capital	-		-	(0.06)	-	-	-
Total distributions	-		-	(0.69)	(0.83)	(0.50)	(0.44)
Net asset value, end of period	$9.26		$9.22	$7.69	$9.99	$10.27	$10.22
Total Return ^	0.43%	**	19.90%	(16.29% )	5.43%	5.34%	3.15%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36,946		$38,375	$55,874	$88,901	$94,347	$102,343
Net expenses to average daily net assets	0.27%	*	0.27%	0.24%	0.23%	0.22%	0.22%
Net investment income (loss) to average daily net assets	(0.23%	) *	2.05%	3.61%	3.45%	3.13%	3.19%
Portfolio turnover rate	13%	**	36%	35%	42%	27%	15%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.23		$7.68	$9.99	$10.27	$10.22	$10.35
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.16	0.37	0.31	0.38	0.40
Net realized and unrealized gain (loss) on investments	0.06		1.39	(1.97)	0.25	0.18	(0.07)
Total income (loss) from investment operations	0.05		1.55	(1.60)	0.56	0.56	0.33
Less distributions to shareholders:
From net investment income	-		-	(0.42)	(0.45)	(0.36)	(0.38)
From net realized gains	-		-	(0.22)	(0.39)	(0.15)	(0.08)
Tax return of capital	-		-	(0.07)	-	-	-
Total distributions	-		-	(0.71)	(0.84)	(0.51)	(0.46)
Net asset value, end of period	$9.28		$9.23	$7.68	$9.99	$10.27	$10.22
Total Return ^	0.54%	**	20.18%	(16.20% )	5.47%	5.45%	3.16%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$16,359		$18,370	$58,457	$94,210	$125,831	$105,478
Net expenses to average daily net assets	0.17%	*	0.17%	0.14%	0.14%	0.12%	0.12%
Net investment income (loss) to average daily net assets	(0.13%	) *	1.98%	3.94%	2.92%	3.62%	3.84%
Portfolio turnover rate	13%	**	36%	35%	42%	27%	15%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.22		$7.68	$9.98	$10.27	$10.22	$10.34
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.18	0.36	0.40	0.35	0.61
Net realized and unrealized gain (loss) on investments	0.04		1.36	(1.95)	0.16	0.21	(0.27)
Total income (loss) from investment operations	0.04		1.54	(1.59)	0.56	0.56	0.34
Less distributions to shareholders:
From net investment income	-		-	(0.42)	(0.46)	(0.36)	(0.38)
From net realized gains	-		-	(0.22)	(0.39)	(0.15)	(0.08)
Tax return of capital	-		-	(0.07)	-	-	-
Total distributions	-		-	(0.71)	(0.85)	(0.51)	(0.46)
Net asset value, end of period	$9.26		$9.22	$7.68	$9.98	$10.27	$10.22
Total Return ^	0.43%	**	20.05%	(16.17% )	5.55%	5.47%	3.29%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$16,934		$14,963	$16,279	$10,579	$8,773	$4,445
Net expenses to average daily net assets	0.15%	*	0.15%	0.12%	0.11%	0.10%	0.09%
Net investment income (loss) to average daily net assets	(0.10%	) *	2.17%	3.86%	3.79%	3.41%	5.82%
Portfolio turnover rate	13%	**	36%	35%	42%	27%	15%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.16		$7.68	$9.98	$10.26	$10.21	$10.34
Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		0.16	0.32	0.31	0.30	0.30
Net realized and unrealized gain (loss) on investments	0.06		1.32	(1.98)	0.18	0.20	(0.04)
Total income (loss) from investment operations	0.02		1.48	(1.66)	0.49	0.50	0.26
Less distributions to shareholders:
From net investment income	-		-	(0.36)	(0.38)	(0.30)	(0.31)
From net realized gains	-		-	(0.22)	(0.39)	(0.15)	(0.08)
Tax return of capital	-		-	(0.06)	-	-	-
Total distributions	-		-	(0.64)	(0.77)	(0.45)	(0.39)
Net asset value, end of period	$9.18		$9.16	$7.68	$9.98	$10.26	$10.21
Total Return ^,^^	0.22%	**	19.27%	(16.76% )	4.78%	4.83%	2.50%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$98		$105	$89	$124	$121	$105
Net expenses to average daily net assets	0.82%	*	0.82%	0.79%	0.78%	0.77%	0.77%
Net investment income (loss) to average daily net assets	(0.78%	) *	1.98%	3.42%	3.01%	2.95%	2.85%
Portfolio turnover rate	13%	**	36%	35%	42%	27%	15%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.18		$7.37	$10.64	$10.77	$10.57	$10.54
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.12	0.23	0.31	0.33	0.45
Net realized and unrealized gain (loss) on investments	(0.12)		1.69	(2.86)	0.27	0.34	(0.05)
Total income (loss) from investment operations	(0.14)		1.81	(2.63)	0.58	0.67	0.40
Less distributions to shareholders:
From net investment income	-		-	(0.30)	(0.38)	(0.31)	(0.31)
From net realized gains	-		-	(0.24)	(0.33)	(0.16)	(0.06)
Tax return of capital	-		-	(0.10)	-	-	-
Total distributions	-		-	(0.64)	(0.71)	(0.47)	(0.37)
Net asset value, end of period	$9.04		$9.18	$7.37	$10.64	$10.77	$10.57
Total Return ^,^^	(1.53%	) **	24.56%	(25.05% )	5.51%	6.39%	3.82%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30,741		$35,657	$38,451	$72,786	$54,312	$30,338
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	*	0.54%	0.52%	0.51%	0.52%	0.54%
After expense waiver	N/A		N/A	N/A	0.51% ##	0.50% #	0.50% #
Net investment income (loss) to average daily net assets	(0.49%	) *	1.55%	2.40%	2.77%	3.10%	4.24%
Portfolio turnover rate	18%	**	39%	35%	43%	34%	17%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.24		$7.39	$10.69	$10.82	$10.60	$10.56
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.11	0.26	0.34	0.36	0.36
Net realized and unrealized gain (loss) on investments	(0.12)		1.74	(2.89)	0.27	0.35	0.07
Total income (loss) from investment operations	(0.13)		1.85	(2.63)	0.61	0.71	0.43
Less distributions to shareholders:
From net investment income	-		-	(0.32)	(0.41)	(0.33)	(0.33)
From net realized gains	-		-	(0.24)	(0.33)	(0.16)	(0.06)
Tax return of capital	-		-	(0.11)	-	-	-
Total distributions	-		-	(0.67)	(0.74)	(0.49)	(0.39)
Net asset value, end of period	$9.11		$9.24	$7.39	$10.69	$10.82	$10.60
Total Return ^	(1.41%	) **	25.03%	(24.95% )	5.82%	6.69%	4.03%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,252		$13,710	$35,333	$59,582	$47,387	$35,621
Ratio of expenses to average daily net assets:
Before expense waiver	0.29%	*	0.29%	0.27%	0.26%	0.27%	0.29%
After expense waiver	N/A		N/A	N/A	0.26% ##	0.25% #	0.25% #
Net investment income (loss) to average daily net assets	(0.24%	) *	1.39%	2.68%	3.02%	3.35%	3.37%
Portfolio turnover rate	18%	**	39%	35%	43%	34%	17%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.25		$7.39	$10.69	$10.82	$10.61	$10.56
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.13	0.27	0.36	0.39	0.52
Net realized and unrealized gain (loss) on investments	(0.12)		1.73	(2.89)	0.26	0.32	(0.07)
Total income (loss) from investment operations	(0.13)		1.86	(2.62)	0.62	0.71	0.45
Less distributions to shareholders:
From net investment income	-		-	(0.33)	(0.42)	(0.34)	(0.34)
From net realized gains	-		-	(0.24)	(0.33)	(0.16)	(0.06)
Tax return of capital	-		-	(0.11)	-	-	-
Total distributions	-		-	(0.68)	(0.75)	(0.50)	(0.40)
Net asset value, end of period	$9.12		$9.25	$7.39	$10.69	$10.82	$10.61
Total Return ^	(1.41%	) **	25.17%	(24.84% )	5.84%	6.77%	4.22%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$22,975		$27,126	$39,901	$79,314	$57,929	$30,365
Ratio of expenses to average daily net assets:
Before expense waiver	0.19%	*	0.19%	0.17%	0.16%	0.17%	0.19%
After expense waiver	N/A		N/A	N/A	0.16% ##	0.15% #	0.15% #
Net investment income (loss) to average daily net assets	(0.14%	) *	1.69%	2.78%	3.23%	3.62%	4.80%
Portfolio turnover rate	18%	**	39%	35%	43%	34%	17%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.26		$7.40	$10.70	$10.83	$10.61	$10.57
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.17	0.29	0.42	0.40	0.61
Net realized and unrealized gain (loss) on investments	(0.13)		1.69	(2.90)	0.21	0.33	(0.17)
Total income (loss) from investment operations	(0.13)		1.86	(2.61)	0.63	0.73	0.44
Less distributions to shareholders:
From net investment income	-		-	(0.34)	(0.43)	(0.35)	(0.34)
From net realized gains	-		-	(0.24)	(0.33)	(0.16)	(0.06)
Tax return of capital	-		-	(0.11)	-	-	-
Total distributions	-		-	(0.69)	(0.76)	(0.51)	(0.40)
Net asset value, end of period	$9.13		$9.26	$7.40	$10.70	$10.83	$10.61
Total Return ^	(1.40%	) **	25.14%	(24.75% )	5.92%	6.90%	4.15%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$47,674		$43,844	$32,208	$38,230	$17,935	$12,104
Ratio of expenses to average daily net assets:
Before expense waiver	0.14%	*	0.14%	0.12%	0.11%	0.12%	0.14%
After expense waiver	N/A		N/A	N/A	0.11% ##	0.10% #	0.10% #
Net investment income (loss) to average daily net assets	(0.09%	) *	2.07%	2.98%	3.73%	3.66%	5.69%
Portfolio turnover rate	18%	**	39%	35%	43%	34%	17%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$9.18		$7.38	$10.64	$10.80	$10.60	$10.56
Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		0.10	0.20	0.43	0.32	0.27
Net realized and unrealized gain (loss) on investments	(0.12)		1.70	(2.85)	0.12	0.32	0.10
Total income (loss) from investment operations	(0.16)		1.80	(2.65)	0.55	0.64	0.37
Less distributions to shareholders:
From net investment income	-		-	(0.28)	(0.38)	(0.28)	(0.27)
From net realized gains	-		-	(0.24)	(0.33)	(0.16)	(0.06)
Tax return of capital	-		-	(0.09)	-	-	-
Total distributions	-		-	(0.61)	(0.71)	(0.44)	(0.33)
Net asset value, end of period	$9.02		$9.18	$7.38	$10.64	$10.80	$10.60
Total Return ^,^^	(1.74%	) **	24.39%	(25.30% )	5.14%	6.14%	3.51%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$491		$553	$499	$859	$249	$134
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*	0.84%	0.82%	0.81%	0.82%	0.84%
After expense waiver	N/A		N/A	N/A	0.81% ##	0.80% #	0.80% #
Net investment income (loss) to average daily net assets	(0.79%	) *	1.29%	2.07%	3.89%	3.00%	2.50%
Portfolio turnover rate	18%	**	39%	35%	43%	34%	17%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S
	Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.00	) †	(0.00	) †	0.00	†
Net realized and unrealized gain (loss) on investments	(0.67)		(0.67)		(0.67)		(0.67)
Total income (loss) from investment operations	(0.68)		(0.67)		(0.67)		(0.67)
Net asset value, end of period	$9.32		$9.33		$9.33		$9.33
Total Return ^	(6.80%	) ^^,**	(6.70%	) **	(6.70%	) **	(6.70%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$93		$93		$93		$653
Ratio of expenses to average daily net assets:
Before expense waiver	6.55%	*	6.30%	*	6.20%	*	6.15%	*
After expense waiver	0.50%	*#	0.25%	*#	0.15%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	(0.37%	) *	(0.12%	) *	(0.03%	) *	0.03%	*
Portfolio turnover rate	5%	**	5%	**	5%	**	5%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period April 1, 2010 (commencement of operations) through June 30, 2010.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.67		$6.65	$10.77	$11.20	$10.91	$10.75
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.07	0.17	0.19	0.26	0.37
Net realized and unrealized gain (loss) on investments	(0.38)		1.95	(3.60)	0.37	0.57	0.19
Total income (loss) from investment operations	(0.40)		2.02	(3.43)	0.56	0.83	0.56
Less distributions to shareholders:
From net investment income	-		-	(0.21)	(0.31)	(0.25)	(0.27)
From net realized gains	-		-	(0.36)	(0.68)	(0.29)	(0.13)
Tax return of capital	-		-	(0.12)	-	-	-
Total distributions	-		-	(0.69)	(0.99)	(0.54)	(0.40)
Net asset value, end of period	$8.27		$8.67	$6.65	$10.77	$11.20	$10.91
Total Return ^,^^	(4.61%	) **	30.38%	(32.66% )	5.14%	7.72%	5.23%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$84,373		$94,170	$88,113	$173,715	$144,228	$89,351
Net expenses to average daily net assets	0.51%	*	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average daily net assets	(0.46%	) *	0.96%	1.80%	1.63%	2.32%	3.43%
Portfolio turnover rate	15%	**	30%	32%	49%	32%	23%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.74		$6.68	$10.83	$11.25	$10.96	$10.77
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.08	0.19	0.20	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.39)		1.98	(3.62)	0.40	0.60	0.35
Total income (loss) from investment operations	(0.40)		2.06	(3.43)	0.60	0.85	0.60
Less distributions to shareholders:
From net investment income	-		-	(0.24)	(0.34)	(0.27)	(0.28)
From net realized gains	-		-	(0.36)	(0.68)	(0.29)	(0.13)
Tax return of capital	-		-	(0.12)	-	-	-
Total distributions	-		-	(0.72)	(1.02)	(0.56)	(0.41)
Net asset value, end of period	$8.34		$8.74	$6.68	$10.83	$11.25	$10.96
Total Return ^	(4.58%	) **	30.84%	(32.52% )	5.43%	7.87%	5.50%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$99,395		$114,640	$137,142	$266,837	$273,584	$237,433
Net expenses to average daily net assets	0.26%	*	0.26%	0.25%	0.25%	0.24%	0.25%
Net investment income (loss) to average daily net assets	(0.21%	) *	1.09%	2.00%	1.71%	2.19%	2.31%
Portfolio turnover rate	15%	**	30%	32%	49%	32%	23%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.73		$6.67	$10.82	$11.25	$10.95	$10.77
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.09	0.21	0.23	0.30	0.45
Net realized and unrealized gain (loss) on investments	(0.39)		1.97	(3.63)	0.37	0.58	0.16
Total income (loss) from investment operations	(0.39)		2.06	(3.42)	0.60	0.88	0.61
Less distributions to shareholders:
From net investment income	-		-	(0.24)	(0.35)	(0.29)	(0.30)
From net realized gains	-		-	(0.36)	(0.68)	(0.29)	(0.13)
Tax return of capital	-		-	(0.13)	-	-	-
Total distributions	-		-	(0.73)	(1.03)	(0.58)	(0.43)
Net asset value, end of period	$8.34		$8.73	$6.67	$10.82	$11.25	$10.95
Total Return ^	(4.47%	) **	30.88%	(32.43% )	5.45%	8.08%	5.63%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$53,768		$63,845	$77,838	$135,650	$105,565	$65,716
Net expenses to average daily net assets	0.16%	*	0.16%	0.15%	0.15%	0.15%	0.14%
Net investment income (loss) to average daily net assets	(0.11%	) *	1.18%	2.27%	2.01%	2.66%	4.04%
Portfolio turnover rate	15%	**	30%	32%	49%	32%	23%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.74		$6.68	$10.84	$11.26	$10.96	$10.78
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.11	0.21	0.25	0.30	0.38
Net realized and unrealized gain (loss) on investments	(0.38)		1.95	(3.64)	0.36	0.58	0.23
Total income (loss) from investment operations	(0.38)		2.06	(3.43)	0.61	0.88	0.61
Less distributions to shareholders:
From net investment income	-		-	(0.24)	(0.35)	(0.29)	(0.30)
From net realized gains	-		-	(0.36)	(0.68)	(0.29)	(0.13)
Tax return of capital	-		-	(0.13)	-	-	-
Total distributions	-		-	(0.73)	(1.03)	(0.58)	(0.43)
Net asset value, end of period	$8.36		$8.74	$6.68	$10.84	$11.26	$10.96
Total Return ^	(4.35%	) **	30.84%	(32.42% )	5.59%	8.12%	5.65%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$104,691		$100,371	$65,951	$95,204	$66,802	$35,933
Net expenses to average daily net assets	0.11%	*	0.11%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average daily net assets	(0.05"%	) *	1.49%	2.28%	2.20%	2.69%	3.45%
Portfolio turnover rate	15%	**	30%	32%	49%	32%	23%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.64		$6.65	$10.78	$11.22	$10.94	$10.77
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		0.04	0.19	0.19	0.21	0.27
Net realized and unrealized gain (loss) on investments	(0.38)		1.95	(3.64)	0.34	0.58	0.27
Total income (loss) from investment operations	(0.41)		1.99	(3.45)	0.53	0.79	0.54
Less distributions to shareholders:
From net investment income	-		-	(0.21)	(0.29)	(0.22)	(0.24)
From net realized gains	-		-	(0.36)	(0.68)	(0.29)	(0.13)
Tax return of capital	-		-	(0.11)	-	-	-
Total distributions	-		-	(0.68)	(0.97)	(0.51)	(0.37)
Net asset value, end of period	$8.23		$8.64	$6.65	$10.78	$11.22	$10.94
Total Return ^,^^	(4.75%	) **	29.92%	(32.85% )	4.86%	7.31%	4.99%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$504		$554	$426	$510	$309	$238
Net expenses to average daily net assets	0.81%	*	0.82%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss) to average daily net assets	(0.76%	) *	0.57%	2.11%	1.69%	1.93%	2.46%
Portfolio turnover rate	15%	**	30%	32%	49%	32%	23%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S
	Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)***	(0.01)		(0.00	) †	(0.00	) †	0.00	†
Net realized and unrealized gain (loss) on investments	(0.96)		(0.96)		(0.96)		(0.96)
Total income (loss) from investment operations	(0.97)		(0.96)		(0.96)		(0.96)
Net asset value, end of period	$9.03		$9.04		$9.04		$9.04
Total Return ^	(9.70%	) ^^,**	(9.60%	) **	(9.60%	) **	(9.60%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$90		$90		$91		$633
Ratio of expenses to average daily net assets:
Before expense waiver	6.61%	*	6.36%	*	6.26%	*	6.21%	*
After expense waiver	0.50%	*#	0.25%	*#	0.15%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	(0.37%	) *	(0.12%	) *	(0.03%	) *	0.03%	*
Portfolio turnover rate	3%	**	3%	**	3%	**	3%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period April 1, 2010 (commencement of operations) through June 30, 2010.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.58		$6.46	$11.49	$12.05	$11.50	$11.11
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.04	0.12	0.12	0.15	0.21
Net realized and unrealized gain (loss) on investments	(0.50)		2.08	(4.35)	0.57	0.95	0.52
Total income (loss) from investment operations	(0.52)		2.12	(4.23)	0.69	1.10	0.73
Less distributions to shareholders:
From net investment income	-		-	(0.15)	(0.26)	(0.18)	(0.18)
From net realized gains	-		-	(0.53)	(0.99)	(0.37)	(0.16)
Tax return of capital	-		-	(0.12)	-	-	-
Total distributions	-		-	(0.80)	(1.25)	(0.55)	(0.34)
Net asset value, end of period	$8.06		$8.58	$6.46	$11.49	$12.05	$11.50
Total Return ^,^^	(6.06%	) **	32.82%	(38.13% )	5.76%	9.70%	6.56%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$65,211		$71,661	$71,231	$142,956	$112,499	$63,024
Ratio of expenses to average daily net assets:
Before expense waiver	0.51%	*	0.52%	0.50%	0.50%	0.50%	0.50%
After expense waiver	N/A		N/A	N/A	0.50% ##	N/A	N/A
Net investment income (loss) to average daily net assets	(0.46%	) *	0.50%	1.22%	0.96%	1.31%	1.89%
Portfolio turnover rate	14%	**	34%	31%	52%	34%	17%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.66		$6.50	$11.56	$12.11	$11.55	$11.13
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.05	0.14	0.13	0.15	0.14
Net realized and unrealized gain (loss) on investments	(0.52)		2.11	(4.37)	0.59	0.98	0.63
Total income (loss) from investment operations	(0.53)		2.16	(4.23)	0.72	1.13	0.77
Less distributions to shareholders:
From net investment income	-		-	(0.17)	(0.28)	(0.20)	(0.19)
From net realized gains	-		-	(0.53)	(0.99)	(0.37)	(0.16)
Tax return of capital	-		-	(0.13)	-	-	-
Total distributions	-		-	(0.83)	(1.27)	(0.57)	(0.35)
Net asset value, end of period	$8.13		$8.66	$6.50	$11.56	$12.11	$11.55
Total Return ^	(6.12%	) **	33.23%	(37.94% )	6.01%	9.93%	6.92%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$76,975		$91,974	$107,171	$217,725	$211,382	$180,837
Ratio of expenses to average daily net assets:
Before expense waiver	0.26%	*	0.27%	0.26%	0.25%	0.25%	0.25%
After expense waiver	N/A		N/A	N/A	0.25% ##	N/A	N/A
Net investment income (loss) to average daily net assets	(0.22%	) *	0.69%	1.44%	1.07%	1.28%	1.26%
Portfolio turnover rate	14%	**	34%	31%	52%	34%	17%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.65		$6.48	$11.55	$12.10	$11.54	$11.13
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.06	0.16	0.16	0.22	0.32
Net realized and unrealized gain (loss) on investments	(0.51)		2.11	(4.39)	0.57	0.93	0.46
Total income (loss) from investment operations	(0.52)		2.17	(4.23)	0.73	1.15	0.78
Less distributions to shareholders:
From net investment income	-		-	(0.17)	(0.29)	(0.22)	(0.21)
From net realized gains	-		-	(0.53)	(0.99)	(0.37)	(0.16)
Tax return of capital	-		-	(0.14)	-	-	-
Total distributions	-		-	(0.84)	(1.28)	(0.59)	(0.37)
Net asset value, end of period	$8.13		$8.65	$6.48	$11.55	$12.10	$11.54
Total Return ^	(6.01%	) **	33.49%	(37.97% )	6.13%	10.05%	6.97%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$43,988		$54,828	$54,289	$89,727	$68,388	$33,819
Ratio of expenses to average daily net assets:
Before expense waiver	0.16%	*	0.17%	0.16%	0.15%	0.15%	0.15%
After expense waiver	N/A		N/A	N/A	0.15% ##	N/A	N/A
Net investment income (loss) to average daily net assets	(0.12%	) *	0.84%	1.72%	1.27%	1.82%	2.77%
Portfolio turnover rate	14%	**	34%	31%	52%	34%	17%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.67		$6.49	$11.57	$12.11	$11.55	$11.14
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.08	0.16	0.18	0.20	0.27
Net realized and unrealized gain (loss) on investments	(0.52)		2.10	(4.40)	0.57	0.95	0.51
Total income (loss) from investment operations	(0.52)		2.18	(4.24)	0.75	1.15	0.78
Less distributions to shareholders:
From net investment income	-		-	(0.17)	(0.30)	(0.22)	(0.21)
From net realized gains	-		-	(0.53)	(0.99)	(0.37)	(0.16)
Tax return of capital	-		-	(0.14)	-	-	-
Total distributions	-		-	(0.84)	(1.29)	(0.59)	(0.37)
Net asset value, end of period	$8.15		$8.67	$6.49	$11.57	$12.11	$11.55
Total Return ^	(6.00%	) **	33.59%	(37.94% )	6.18%	10.17%	6.98%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$80,426		$75,977	$41,482	$68,224	$42,835	$18,300
Ratio of expenses to average daily net assets:
Before expense waiver	0.11%	*	0.12%	0.11%	0.10%	0.10%	0.10%
After expense waiver	N/A		N/A	N/A	0.10% ##	N/A	N/A
Net investment income (loss) to average daily net assets	(0.06%	) *	1.09%	1.62%	1.46%	1.66%	2.42%
Portfolio turnover rate	14%	**	34%	31%	52%	34%	17%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.58		$6.47	$11.51	$12.07	$11.52	$11.13
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		0.02	0.11	0.09	0.09	0.14
Net realized and unrealized gain (loss) on investments	(0.51)		2.09	(4.37)	0.57	0.98	0.55
Total income (loss) from investment operations	(0.54)		2.11	(4.26)	0.66	1.07	0.69
Less distributions to shareholders:
From net investment income	-		-	(0.14)	(0.23)	(0.15)	(0.14)
From net realized gains	-		-	(0.53)	(0.99)	(0.37)	(0.16)
Tax return of capital	-		-	(0.11)	-	-	-
Total distributions	-		-	(0.78)	(1.22)	(0.52)	(0.30)
Net asset value, end of period	$8.04		$8.58	$6.47	$11.51	$12.07	$11.52
Total Return ^,^^	(6.29%	) **	32.61%	(38.35% )	5.51%	9.39%	6.20%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$324		$387	$189	$324	$209	$162
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.82%	0.81%	0.80%	0.80%	0.80%
After expense waiver	N/A		N/A	N/A	0.80% ##	N/A	N/A
Net investment income (loss) to average daily net assets	(0.77%	) *	0.26%	1.14%	0.74%	0.78%	1.26%
Portfolio turnover rate	14%	**	34%	31%	52%	34%	17%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S
	Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)***	(0.01)		(0.00	) †	(0.00	) †	0.00	†
Net realized and unrealized gain (loss) on investments	(1.02)		(1.02)		(1.02)		(1.02)
Total income (loss) from investment operations	(1.03)		(1.02)		(1.02)		(1.02)
Net asset value, end of period	$8.97		$8.98		$8.98		$8.98
Total Return ^	(10.30%	) ^^,**	(10.20%	) **	(10.20%	) **	(10.20%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$90		$90		$90		$629
Ratio of expenses to average daily net assets:
Before expense waiver	6.62%	*	6.37%	*	6.27%	*	6.22%	*
After expense waiver	0.50%	*#	0.25%	*#	0.15%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	(0.37%	) *	(0.12%	) *	(0.02%	) *	0.03%	*
Portfolio turnover rate	3%	**	3%	**	3%	**	3%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period April 1, 2010 (commencement of operations) through June 30, 2010.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.57		$6.41	$11.76	$12.39	$11.77	$11.26
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.02	0.11	0.11	0.07	0.10
Net realized and unrealized gain (loss) on investments	(0.55)		2.14	(4.62)	0.64	1.24	0.73
Total income (loss) from investment operations	(0.57)		2.16	(4.51)	0.75	1.31	0.83
Less distributions to shareholders:
From net investment income	-		-	(0.14)	(0.26)	(0.13)	(0.11)
From net realized gains	-		-	(0.56)	(1.12)	(0.56)	(0.21)
Tax return of capital	-		-	(0.14)	-	-	-
Total distributions	-		-	(0.84)	(1.38)	(0.69)	(0.32)
Net asset value, end of period	$8.00		$8.57	$6.41	$11.76	$12.39	$11.77
Total Return ^,^^	(6.65%	) **	33.70%	(39.80% )	6.16%	11.26%	7.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$38,082		$40,898	$35,855	$65,604	$46,934	$26,913
Ratio of expenses to average daily net assets:
Before expense waiver	0.51%	*	0.52%	0.51%	0.50%	0.50%	0.50%
After expense waiver	N/A		N/A	N/A	0.50% ##	N/A	0.50% ##
Net investment income (loss) to average daily net assets	(0.46%	) *	0.35%	1.15%	0.88%	0.59%	0.85%
Portfolio turnover rate	17%	**	34%	38%	50%	42%	18%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.64		$6.45	$11.84	$12.45	$11.81	$11.28
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.03	0.13	0.13	0.08	0.07
Net realized and unrealized gain (loss) on investments	(0.55)		2.16	(4.66)	0.67	1.27	0.80
Total income (loss) from investment operations	(0.56)		2.19	(4.53)	0.80	1.35	0.87
Less distributions to shareholders:
From net investment income	-		-	(0.15)	(0.29)	(0.15)	(0.13)
From net realized gains	-		-	(0.56)	(1.12)	(0.56)	(0.21)
Tax return of capital	-		-	(0.15)	-	-	-
Total distributions	-		-	(0.86)	(1.41)	(0.71)	(0.34)
Net asset value, end of period	$8.08		$8.64	$6.45	$11.84	$12.45	$11.81
Total Return ^	(6.48%	) **	33.95%	(39.68% )	6.49%	11.58%	7.75%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$47,293		$56,485	$67,643	$142,858	$134,968	$107,540
Ratio of expenses to average daily net assets:
Before expense waiver	0.26%	*	0.27%	0.26%	0.25%	0.25%	0.25%
After expense waiver	N/A		N/A	N/A	0.25% ##	N/A	0.25% ##
Net investment income (loss) to average daily net assets	(0.21%	) *	0.50%	1.28%	0.97%	0.68%	0.60%
Portfolio turnover rate	17%	**	34%	38%	50%	42%	18%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.64		$6.45	$11.83	$12.44	$11.81	$11.28
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.04	0.15	0.16	0.12	0.16
Net realized and unrealized gain (loss) on investments	(0.55)		2.15	(4.66)	0.65	1.23	0.72
Total income (loss) from investment operations	(0.56)		2.19	(4.51)	0.81	1.35	0.88
Less distributions to shareholders:
From net investment income	-		-	(0.15)	(0.30)	(0.16)	(0.14)
From net realized gains	-		-	(0.56)	(1.12)	(0.56)	(0.21)
Tax return of capital	-		-	(0.16)	-	-	-
Total distributions	-		-	(0.87)	(1.42)	(0.72)	(0.35)
Net asset value, end of period	$8.08		$8.64	$6.45	$11.83	$12.44	$11.81
Total Return ^	(6.48%	) **	33.95%	(39.52% )	6.60%	11.60%	7.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$19,574		$24,096	$30,695	$47,208	$31,379	$8,379
Ratio of expenses to average daily net assets:
Before expense waiver	0.16%	*	0.17%	0.16%	0.15%	0.15%	0.15%
After expense waiver	N/A		N/A	N/A	0.15% ##	N/A	0.15% ##
Net investment income (loss) to average daily net assets	(0.12%	) *	0.56%	1.59%	1.27%	0.96%	1.41%
Portfolio turnover rate	17%	**	34%	38%	50%	42%	18%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.65		$6.45	$11.84	$12.45	$11.82	$11.28
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.07	0.15	0.17	0.08	0.27
Net realized and unrealized gain (loss) on investments	(0.55)		2.13	(4.67)	0.64	1.28	0.63
Total income (loss) from investment operations	(0.55)		2.20	(4.52)	0.81	1.36	0.90
Less distributions to shareholders:
From net investment income	-		-	(0.15)	(0.30)	(0.17)	(0.15)
From net realized gains	-		-	(0.56)	(1.12)	(0.56)	(0.21)
Tax return of capital	-		-	(0.16)	-	-	-
Total distributions	-		-	(0.87)	(1.42)	(0.73)	(0.36)
Net asset value, end of period	$8.10		$8.65	$6.45	$11.84	$12.45	$11.82
Total Return ^	(6.36%	) **	34.11%	(39.54% )	6.63%	11.63%	8.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$51,679		$50,292	$27,000	$44,098	$27,944	$27,274
Ratio of expenses to average daily net assets:
Before expense waiver	0.11%	*	0.12%	0.11%	0.10%	0.10%	0.10%
After expense waiver	N/A		N/A	N/A	0.10% ##	N/A	0.10% ##
Net investment income (loss) to average daily net assets	(0.06%	) *	0.93%	1.55%	1.31%	0.67%	2.37%
Portfolio turnover rate	17%	**	34%	38%	50%	42%	18%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$8.57		$6.44	$11.79	$12.41	$11.79	$11.28
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		0.02	0.09	0.06	0.02	0.07
Net realized and unrealized gain (loss) on investments	(0.54)		2.11	(4.63)	0.66	1.25	0.73
Total income (loss) from investment operations	(0.57)		2.13	(4.54)	0.72	1.27	0.80
Less distributions to shareholders:
From net investment income	-		-	(0.12)	(0.22)	(0.09)	(0.08)
From net realized gains	-		-	(0.56)	(1.12)	(0.56)	(0.21)
Tax return of capital	-		-	(0.13)	-	-	-
Total distributions	-		-	(0.81)	(1.34)	(0.65)	(0.29)
Net asset value, end of period	$8.00		$8.57	$6.44	$11.79	$12.41	$11.79
Total Return ^,^^	(6.65%	) **	33.07%	(39.91% )	5.90%	10.91%	7.11%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$220		$257	$132	$226	$189	$142
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.82%	0.81%	0.80%	0.80%	0.80%
After expense waiver	N/A		N/A	N/A	0.80% ##	N/A	0.80% ##
Net investment income (loss) to average daily net assets	(0.77%	) *	0.28%	0.97%	0.49%	0.18%	0.59%
Portfolio turnover rate	17%	**	34%	38%	50%	42%	18%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S
	Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+		Period Ended 06/30/10 (Unaudited)+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.00	) †	(0.00	) †	0.00	†
Net realized and unrealized gain (loss) on investments	(1.08)		(1.09)		(1.09)		(1.09)
Total income (loss) from investment operations	(1.09)		(1.09)		(1.09)		(1.09)
Net asset value, end of period	$8.91		$8.91		$8.91		$8.91
Total Return ^	(10.90%	) ^^,**	(10.90%	) **	(10.90%	) **	(10.90%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$89		$89		$89		$624
Ratio of expenses to average daily net assets:
Before expense waiver	6.64%	*	6.39%	*	6.29%	*	6.24%	*
After expense waiver	0.50%	*#	0.25%	*#	0.15%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	(0.36%	) *	(0.11%	) *	(0.02%	) *	0.04%	*
Portfolio turnover rate	2%	**	2%	**	2%	**	2%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period April 1, 2010 (commencement of operations) through June 30, 2010.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$7.69		$5.77	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.03	0.27	0.05
Net realized and unrealized gain (loss) on investments	(0.50)		1.95	(4.23)	(0.01)
Total income (loss) from investment operations	(0.52)		1.98	(3.96)	0.04
Less distributions to shareholders:
From net investment income	-		(0.06)	(0.18)	-
Tax return of capital	-		-	(0.13)	-
Total distributions	-		(0.06)	(0.31)	-
Net asset value, end of period	$7.17		$7.69	$5.77	$10.04
Total Return ^,^^	(6.76%	) **	34.39%	(39.53% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,862		$1,507	$614	$100
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	*	0.97%	1.03%	13.00%	*
After expense waiver	0.50%	*#	0.50% #	0.50% #	0.50%	*#
Net investment income (loss) to average daily net assets	(0.44%	) *	0.44%	3.55%	11.71%	*
Portfolio turnover rate	26%	**	51%	35%	0%
	Class L
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$7.69		$5.78	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.05	0.20	0.05
Net realized and unrealized gain (loss) on investments	(0.50)		1.94	(4.15)	(0.01)
Total income (loss) from investment operations	(0.51)		1.99	(3.95)	0.04
Less distributions to shareholders:
From net investment income	-		(0.08)	(0.18)	-
Tax return of capital	-		-	(0.13)	-
Total distributions	-		(0.08)	(0.31)	-
Net asset value, end of period	$7.18		$7.69	$5.78	$10.04
Total Return ^	(6.63%	) **	34.44%	(39.36% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,235		$1,290	$419	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.46%	*	0.72%	0.79%	12.75%	*
After expense waiver	0.25%	*#	0.25% #	0.25% #	0.25%	*#
Net investment income (loss) to average daily net assets	(0.20%	) *	0.77%	2.49%	11.96%	*
Portfolio turnover rate	26%	**	51%	35%	0%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 17, 2007 (commencement of operations) through December 31, 2007.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$7.69		$5.78	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.05	0.27	0.05
Net realized and unrealized gain (loss) on investments	(0.51)		1.95	(4.21)	(0.01)
Total income (loss) from investment operations	(0.51)		2.00	(3.94)	0.04
Less distributions to shareholders:
From net investment income	-		(0.09)	(0.19)	-
Tax return of capital	-		-	(0.13)	-
Total distributions	-		(0.09)	(0.32)	-
Net asset value, end of period	$7.18		$7.69	$5.78	$10.04
Total Return ^	(6.63%	) **	34.53%	(39.31% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,221		$3,035	$1,477	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.36%	*	0.62%	0.67%	12.65%	*
After expense waiver	0.15%	*#	0.15% #	0.15% #	0.15%	*#
Net investment income (loss) to average daily net assets	(0.10%	) *	0.83%	3.61%	12.08%	*
Portfolio turnover rate	26%	**	51%	35%	0%
	Class S
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$7.69		$5.78	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.05	0.16	0.05
Net realized and unrealized gain (loss) on investments	(0.50)		1.95	(4.10)	(0.01)
Total income (loss) from investment operations	(0.50)		2.00	(3.94)	0.04
Less distributions to shareholders:
From net investment income	-		(0.09)	(0.18)	-
Tax return of capital	-		-	(0.14)	-
Total distributions	-		(0.09)	(0.32)	-
Net asset value, end of period	$7.19		$7.69	$5.78	$10.04
Total Return ^	(6.50%	) **	34.58%	(39.30% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$11,522		$11,442	$7,008	$9,640
Ratio of expenses to average daily net assets:
Before expense waiver	0.31%	*	0.57%	0.59%	12.61%	*
After expense waiver	0.10%	*#	0.10% #	0.10% #	0.10%	*#
Net investment income (loss) to average daily net assets	(0.05%	) *	0.84%	1.89%	12.12%	*
Portfolio turnover rate	26%	**	51%	35%	0%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 17, 2007 (commencement of operations) through December 31, 2007.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$7.71		$5.80	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		0.01	0.09	0.05
Net realized and unrealized gain (loss) on investments	(0.51)		1.94	(4.07)	(0.01)
Total income (loss) from investment operations	(0.54)		1.95	(3.98)	0.04
Less distributions to shareholders:
From net investment income	-		(0.04)	(0.15)	-
Tax return of capital	-		-	(0.11)	-
Total distributions	-		(0.04)	(0.26)	-
Net asset value, end of period	$7.17		$7.71	$5.80	$10.04
Total Return ^,^^	(7.00%	) **	33.68%	(39.70% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$75		$81	$61	$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.01%	*	1.27%	1.29%	13.30%	*
After expense waiver	0.80%	*#	0.80% #	0.80% #	0.80%	*#
Net investment income (loss) to average daily net assets	(0.75%	) *	0.10%	1.04%	11.42%	*
Portfolio turnover rate	26%	**	51%	35%	0%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 17, 2007 (commencement of operations) through December 31, 2007.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Fund

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Global Allocation Fund ("Global Allocation Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Core Opportunities Fund ("Core Opportunities Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select NASDAQ-100® Fund ("NASDAQ-100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Mid-Cap Value Fund ("Mid-Cap Value Fund"), MassMutual Select Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Diversified International Fund ("Diversified International Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2015 Fund ("Destination Retirement 2015 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2025 Fund ("Destination Retirement 2025 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund"), MassMutual Select Destination Retirement 2035 Fund ("Destination Retirement 2035 Fund"), MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund"), MassMutual Select Destination Retirement 2045 Fund ("Destination Retirement 2045 Fund"), and MassMutual Select Destination Retirement 2050 Fund ("Destination Retirement 2050 Fund").

The Global Allocation Fund commenced operations on December 1, 2009. The Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund, and Destination Retirement 2045 Fund commenced operations on April 1, 2010.

Each Fund has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. Additionally, the Indexed Equity Fund has a sixth class of shares: Class Z. Class N shares of the Global Allocation Fund, Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund, and Destination Retirement 2045 Fund are not currently available. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

The ten Destination Retirement Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the Destination Retirement Funds and the applicable MassMutual Select Funds. The financial statements of the applicable MassMutual Premier Funds, or Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual, are presented separately and can be obtained from the SEC's EDGAR database on its Internet site at www.sec.gov

Notes to Financial Statements (Unaudited) (Continued)

or by calling MassMutual at 1-888-309-3539. The assets of each Destination Retirement Fund are diversified and a shareholder's interest is limited to the Select, Premier, or Oppenheimer Funds in which the shares are invested.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor,

Notes to Financial Statements (Unaudited) (Continued)

in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices (unadjusted) in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are

Notes to Financial Statements (Unaudited) (Continued)

categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Diversified Value Fund, Value Equity Fund, Indexed Equity Fund, Large Cap Growth Fund, Aggressive Growth Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Mid Cap Growth Equity II Fund, and Small Company Growth Fund had all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2010. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments. The Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2015 Fund, Destination Retirement 2020 Fund, Destination Retirement 2025 Fund, Destination Retirement 2030 Fund, Destination Retirement 2035 Fund, Destination Retirement 2040 Fund, Destination Retirement 2045 Fund, Destination Retirement

Notes to Financial Statements (Unaudited) (Continued)

2050 Fund, had all investments at Level 1, as of June 30, 2010. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of June 30, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund
Equities
Common Stock
Energy	$-	$6,431	$-	$6,431
Total Common Stock	-	6,431	-	6,431
Convertible Preferred Stock
Consumer, Cyclical	-	44,030	-	44,030
Total Convertible Preferred Stock	-	44,030	-	44,030
Preferred Stock
Consumer, Cyclical	-	31,700	-	31,700
Financial	307,377	-	-	307,377
Government	-	25,328	-	25,328
Total Preferred Stock	307,377	57,028	-	364,405
Total Equities	307,377	107,489	-	414,866
Bonds & Notes
Total Corporate Debt	-	71,183,368	957,278	72,140,646
Total Municipal Obligations	-	1,383,929	-	1,383,929
Non-U.S. Government Agency Obligations
Automobile ABS	-	546,637	-	546,637
Commercial MBS	-	3,679,856	-	3,679,856
Home Equity ABS	-	4,513,100	-	4,513,100
Manufactured Housing ABS	-	2,791,278	-	2,791,278
Student Loans ABS	-	1,724,657	-	1,724,657
WL Collateral CMO	-	13,797,722	-	13,797,722
Total Non-U.S. Government Agency Obligations	-	27,053,250	-	27,053,250
Total Sovereign Debt Obligations	-	1,160,090	-	1,160,090
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	52,987,005	-	52,987,005
Total U.S. Government Agency Obligations and Instrumentalities	-	52,987,005	-	52,987,005

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$45,070,208	$-	$45,070,208
Total U.S. Treasury Obligations	-	45,070,208	-	45,070,208
Total Bonds & Notes	-	198,837,850	957,278	199,795,128
Purchased Options
Options on Futures	141,031	-	-	141,031
Total Purchased Options	141,031	-	-	141,031
Total Long-Term Investments	448,408	198,945,339	957,278	200,351,025
Total Short-Term Investments	-	4,253,095	-	4,253,095
Total Investments	$448,408	$203,198,434	$957,278	$204,604,120
Strategic Balanced Fund
Equities
Common Stock
Basic Materials	$1,222,229	$727,990	$-	$1,950,219
Communications	4,117,016	955,705	-	5,072,721
Consumer, Cyclical	2,731,104	1,554,134	-	4,285,238
Consumer, Non-cyclical	5,949,611	1,893,963	-	7,843,574
Diversified	-	141,708	-	141,708
Energy	3,119,363	1,028,878	-	4,148,241
Financial	4,165,008	2,955,382	-	7,120,390
Industrial	2,505,720	1,657,388	-	4,163,108
Technology	4,847,509	496,064	-	5,343,573
Utilities	1,004,371	724,738	-	1,729,109
Total Common Stock	29,661,931	12,135,950	-	41,797,881
Preferred Stock
Consumer, Cyclical	-	201,854	-	201,854
Financial	44,982	-	-	44,982
Government	-	6,538	-	6,538
Total Preferred Stock	44,982	208,392	-	253,374
Total Equities	29,706,913	12,344,342	-	42,051,255
Bonds & Notes
Total Corporate Debt	-	3,124,984	308,391	3,433,375
Total Municipal Obligations	-	43,816	-	43,816
Non-U.S. Government Agency Obligations
Automobile ABS	-	167,164	-	167,164
Commercial MBS	-	92,906	24,232	117,138
Home Equity ABS	-	34,393	-	34,393
Student Loans ABS	-	102,979	-	102,979
WL Collateral CMO	-	397,128	-	397,128

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Balanced Fund (Continued)
Total Non-U.S. Government Agency Obligations	$-	$794,570	$24,232	$818,802
Total Sovereign Debt Obligations	-	72,467	-	72,467
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	4,562,312	-	4,562,312
Total U.S. Government Agency Obligations and Instrumentalities	-	4,562,312	-	4,562,312
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	6,175,831	-	6,175,831
Total U.S. Treasury Obligations	-	6,175,831	-	6,175,831
Total Bonds & Notes	-	14,773,980	332,623	15,106,603
Purchased Options
Options on Futures	20,735	-	-	20,735
Total Purchased Options	20,735	-	-	20,735
Total Long-Term Investments	29,727,648	27,118,322	332,623	57,178,593
Total Short-Term Investments	-	10,311,682	-	10,311,682
Total Investments	$29,727,648	$37,430,004	$332,623	$67,490,275
Global Allocation Fund
Equities
	Common Stock
Basic Materials	$18,140,638	$8,001,644	$-	$26,142,282
Communications	20,579,915	9,881,603	-	30,461,518
Consumer, Cyclical	3,914,582	9,974,365	-	13,888,947
Consumer, Non-cyclical	33,109,761	11,717,834	-	44,827,595
Diversified	-	2,082,668	-	2,082,668
Energy	25,431,302	4,162,797	-	29,594,099
Financial	22,760,836	16,096,115	-	38,856,951
Industrial	13,522,000	9,243,704	-	22,765,704
Mutual Funds	52,095	-	-	52,095
Technology	19,239,486	3,779,670	-	23,019,156
Utilities	2,761,555	5,333,462	-	8,095,017
Total Common Stock	159,512,170	80,273,862	-	239,786,032
	Convertible Preferred Stock
Consumer, Non-cyclical	584,645	91,245	-	675,890
Energy	-	691,075	-	691,075
Financial	85,442	-	-	85,442

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Allocation Fund (Continued)
Total Convertible Preferred Stock	$670,087	$782,320	$-	$1,452,407
Preferred Stock
Basic Materials	-	765,320	-	765,320
Communications	-	188,525	-	188,525
Consumer, Cyclical	-	422,186	-	422,186
Consumer, Non-cyclical	-	853,702	-	853,702
Financial	377,250	391,206	-	768,456
Industrial	-	197,041	-	197,041
Total Preferred Stock	377,250	2,817,980	-	3,195,230
Total Equities	160,559,507	83,874,162	-	244,433,669
Bonds & Notes
Total Corporate Debt	-	58,961,317	945,953	59,907,270
Total Floating Rate Loan Interest	-	949,356	-	949,356
Non-U.S. Government Agency Obligation
Student Loans ABS	-	28,000	-	28,000
Total Non-U.S. Government Agency Obligation	-	28,000	-	28,000
Total Sovereign Debt Obligations	-	27,887,048	-	27,887,048
Total Structured Notes	-	40,840	-	40,840
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	46,848,190	-	46,848,190
Total U.S. Treasury Obligations	-	46,848,190	-	46,848,190
Total Bonds & Notes	-	134,714,751	945,953	135,660,704
Total Mutual Funds	16,230,716	148,143	-	16,378,859
Warrants
Basic Materials	21,053	-	-	21,053
Consumer, Cyclical	139,682	-	-	139,682
Diversified Financial	267,845	-	-	267,845
Total Warrants	428,580	-	-	428,580
Purchased Options
Technology	21,600	-	-	21,600
Total Purchased Options	21,600	-	-	21,600
Total Long-Term Investments	177,240,403	218,737,056	945,953	396,923,412
Total Short-Term Investments	-	59,978,878	-	59,978,878
Total Investments	$177,240,403	$278,715,934	$945,953	$456,902,290

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Fundamental Value Fund
Equities
Common Stock
Basic Materials	$36,787,771	$-	$-	$36,787,771
Communications	68,378,991	-	-	68,378,991
Consumer, Cyclical	74,887,560	-	-	74,887,560
Consumer, Non-cyclical	164,542,560	-	-	164,542,560
Energy	132,677,006	-	-	132,677,006
Financial	201,555,254	-	-	201,555,254
Industrial	108,348,647	4,764,380	-	113,113,027
Technology	58,318,906	-	-	58,318,906
Utilities	32,565,532	-	-	32,565,532
Total Common Stock	878,062,227	4,764,380	-	882,826,607
Total Equities	878,062,227	4,764,380	-	882,826,607
Total Long-Term Investments	878,062,227	4,764,380	-	882,826,607
Total Short-Term Investments	-	15,612,936	-	15,612,936
Total Investments	$878,062,227	$20,377,316	$-	$898,439,543
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$12,407,046	$6,018,761	$-	$18,425,807
Communications	23,280,781	-	-	23,280,781
Consumer, Cyclical	66,548,506	1,335,395	-	67,883,901
Consumer, Non-cyclical	119,370,335	10,328,669	-	129,699,004
Diversified	-	7,132,218	-	7,132,218
Energy	92,751,968	8,593,068	-	101,345,036
Financial	147,315,859	20,252,601	-	167,568,460
Industrial	33,994,188	7,094,466	-	41,088,654
Technology	34,591,098	-	-	34,591,098
Total Common Stock	530,259,781	60,755,178	-	591,014,959
Total Equities	530,259,781	60,755,178	-	591,014,959
Bonds & Notes
Total Corporate Debt	-	5,299,516	1,642,095	6,941,611
Total Bonds & Notes	-	5,299,516	1,642,095	6,941,611
Total Long-Term Investments	530,259,781	66,054,694	1,642,095	597,956,570
Total Short-Term Investments	-	20,723,907	-	20,723,907
Total Investments	$530,259,781	$86,778,601	$1,642,095	$618,680,477

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Opportunities Fund
Equities
Common Stock
Basic Materials	$1,880,243	$-	$-	$1,880,243
Communications	7,244,025	-	-	7,244,025
Consumer, Cyclical	6,117,903	-	-	6,117,903
Consumer, Non-cyclical	13,579,004	915,836	-	14,494,840
Energy	7,036,572	-	-	7,036,572
Financial	7,225,038	-	-	7,225,038
Industrial	5,657,787	-	-	5,657,787
Technology	7,394,798	-	-	7,394,798
Utilities	1,161,155	-	-	1,161,155
Total Common Stock	57,296,525	915,836	-	58,212,361
Total Equities	57,296,525	915,836	-	58,212,361
Total Mutual Funds	199,215	-	-	199,215
Total Long-Term Investments	57,495,740	915,836	-	58,411,576
Total Short-Term Investments	-	1,054,282	-	1,054,282
Total Investments	$57,495,740	$1,970,118	$-	$59,465,858
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$11,179,333	$-	$-	$11,179,333
Communications	91,169,852	5,092,269	-	96,262,121
Consumer, Cyclical	54,824,635	691,042	-	55,515,677
Consumer, Non-cyclical	67,746,919	-	-	67,746,919
Energy	23,635,933	-	-	23,635,933
Financial	59,840,535	906,021	-	60,746,556
Industrial	46,571,954	-	-	46,571,954
Technology	71,413,625	-	-	71,413,625
Total Common Stock	426,382,786	6,689,332	-	433,072,118
Total Equities	426,382,786	6,689,332	-	433,072,118
Total Mutual Funds	1,597	-	-	1,597
Total Long-Term Investments	426,384,383	6,689,332	-	433,073,715
Total Short-Term Investments	-	2,327,012	-	2,327,012
Total Investments	$426,384,383	$9,016,344	$-	$435,400,727
Small Company Value Fund
Equities
Common Stock
Basic Materials	$29,812,157	$-	$-	$29,812,157
Communications	18,976,889	-	-	18,976,889
Consumer, Cyclical	59,132,637	-	-	59,132,637
Consumer, Non-cyclical	53,706,459	-	-	53,706,459

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Company Value Fund (Continued)
Diversified	$1,261,881	$-	$-	$1,261,881
Energy	37,968,110	-	-	37,968,110
Financial	116,792,539	-	-	116,792,539
Industrial	94,869,902	-	-	94,869,902
Technology	18,953,664	-	-	18,953,664
Utilities	24,225,749	-	-	24,225,749
Total Common Stock	455,699,987	-	-	455,699,987
Convertible Preferred Stock
Energy	1,530,151	-	-	1,530,151
Financial	-	2,562,409	-	2,562,409
Total Convertible Preferred Stock	1,530,151	2,562,409	-	4,092,560
Total Equities	457,230,138	2,562,409	-	459,792,547
Total Mutual Funds	3,542,825	726,137	-	4,268,962
Total Long-Term Investments	460,772,963	3,288,546	-	464,061,509
Total Short-Term Investments	-	12,946,890	-	12,946,890
Total Investments	$460,772,963	$16,235,436	$-	$477,008,399
Mid Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$1,316,975	$-	$-	$1,316,975
Communications	5,868,360	-	-	5,868,360
Consumer, Cyclical	11,188,129	366,897	-	11,555,026
Consumer, Non-cyclical	12,730,940	951,698	-	13,682,638
Energy	2,411,866	74,979	-	2,486,845
Financial	3,402,022	57,138	-	3,459,160
Industrial	8,443,709	601,536	-	9,045,245
Technology	10,782,992	-	-	10,782,992
Total Common Stock	56,144,993	2,052,248	-	58,197,241
Total Equities	56,144,993	2,052,248	-	58,197,241
Total Long-Term Investments	56,144,993	2,052,248	-	58,197,241
Total Short-Term Investments	-	512,939	-	512,939
Total Investments	$56,144,993	$2,565,187	$-	$58,710,180
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$5,277,558	$-	$-	$5,277,558
Communications	40,611,021	-	-	40,611,021
Consumer, Cyclical	102,689,397	-	-	102,689,397
Consumer, Non-cyclical	115,293,196	2,843,982	-	118,137,178
Energy	26,045,543	-	-	26,045,543

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund (Continued)
Financial	$32,098,156	$-	$-	$32,098,156
Industrial	65,555,080	-	-	65,555,080
Technology	77,545,100	-	-	77,545,100
Utilities	2,835,091	-	-	2,835,091
Total Common Stock	467,950,142	2,843,982	-	470,794,124
Convertible Preferred Stock Financial	-	93,388	-	93,388
Total Convertible Preferred Stock	-	93,388	-	93,388
Total Equities	467,950,142	2,937,370	-	470,887,512
Total Mutual Funds	16,820,572	-	-	16,820,572
Total Long-Term Investments	484,770,714	2,937,370	-	487,708,084
Total Short-Term Investments	-	9,545,270	-	9,545,270
Total Investments	$484,770,714	$12,482,640	$-	$497,253,354
Diversified International Fund
Equities
Common Stock
Basic Materials	$663,551	$9,686,080	$-	$10,349,631
Communications	-	11,671,216	-	11,671,216
Consumer, Cyclical	-	12,988,465	-	12,988,465
Consumer, Non-cyclical	-	12,793,397	-	12,793,397
Diversified	-	1,664,262	-	1,664,262
Energy	4,604,287	11,093,954	-	15,698,241
Financial	1,139,847	25,823,993	-	26,963,840
Industrial	-	6,741,435	18,053	6,759,488
Technology	-	4,875,012	-	4,875,012
Utilities	-	4,662,336	-	4,662,336
Total Common Stock	6,407,685	102,000,150	18,053	108,425,888
Preferred Stock
Basic Materials	1,708,926	-	-	1,708,926
Financial	-	334,760	-	334,760
Total Preferred Stock	1,708,926	334,760	-	2,043,686
Total Equities	8,116,611	102,334,910	18,053	110,469,574
Warrants
Diversified Financial	659,201	-	-	659,201
Total Warrants	659,201	-	-	659,201
Total Long-Term Investments	8,775,812	102,334,910	18,053	111,128,775
Total Short-Term Investments	-	3,964,216	-	3,964,216
Total Investments	$8,775,812	$106,299,126	$18,053	$115,092,991

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Overseas Fund
Equities
	Common Stock
Basic Materials	$645,660	$43,666,612	$-	$44,312,272
Communications	5,577,081	36,757,894	-	42,334,975
Consumer, Cyclical	2,840,750	45,290,312	-	48,131,062
Consumer, Non-cyclical	2,243,800	116,043,465	-	118,287,265
Diversified	-	9,304,034	-	9,304,034
Energy	3,969,429	21,372,531	-	25,341,960
Financial	5,099,847	86,790,078	-	91,889,925
Industrial	8,093,016	44,476,844	22,358	52,592,218
Technology	7,394,162	28,008,542	-	35,402,704
Utilities	-	7,927,634	-	7,927,634
Total Common Stock	35,863,745	439,637,946	22,358	475,524,049
	Preferred Stock
Basic Materials	493,970	-	-	493,970
Financial	-	293,405	-	293,405
Total Preferred Stock	493,970	293,405	-	787,375
Total Equities	36,357,715	439,931,351	22,358	476,311,424
Warrants
Diversified Financial	805,227	488,116	-	1,293,343
Total Warrants	805,227	488,116	-	1,293,343
Total Long-Term Investments	37,162,942	440,419,467	22,358	477,604,767
Total Short-Term Investments	-	7,346,298	-	7,346,298
Total Investments	$37,162,942	$447,765,765	$22,358	$484,951,065

The following is the aggregate value by input level as of June 30, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	$-	$250,817	$-	$250,817
Futures Contracts
Interest Rate Risk	221,321	-	-	221,321
Swap Agreements
Credit Risk	-	74,426	-	74,426

Notes to Financial Statements (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	$-	$158,855	$-	$158,855
Futures Contracts
Interest Rate Risk	85,874	-	-	85,874
Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	290,909	-	290,909
Futures Contracts
Equity Risk	47,867	-	-	47,867
Swap Agreements
Equity Risk	-	22,448	-	22,448
Mid Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	7,164	-	7,164
Small Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	4,006	-	4,006
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	2,934,471	-	2,934,471
Futures Contracts
Equity Risk	24,237	-	-	24,237
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	3,523,983	-	3,523,983
Futures Contracts
Equity Risk	4,979	-	-	4,979

Liabilities Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	$-	$(143,125)	$-	$(143,125)
Futures Contracts
Interest Rate Risk	(876,770)	-	-	(876,770)
Swap Agreements
Interest Rate Risk	-	(405,025)	-	(405,025)
Credit Risk	-	(204,681)	-	(204,681)

Notes to Financial Statements (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund (continued)
Written Options
Interest Rate Risk	$(37,331)	$-	$-	$(37,331)
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	(79,224)	-	(79,224)
Futures Contracts
Interest Rate Risk	(58,791)	-	-	(58,791)
Written Options
Interest Rate Risk	(5,113)	-	-	(5,113)
Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(325,548)	-	(325,548)
Futures Contracts
Equity Risk	(188,453)	-	-	(188,453)
Swap Agreements
Equity Risk	-	(69,795)	-	(69,795)
Written Options
Equity Risk	(38,507)	-	-	(38,507)
Indexed Equity Fund
Futures Contracts
Equity Risk	(2,258,226)	-	-	(2,258,226)
NASDAQ-100 Fund
Futures Contracts
Equity Risk	(14,369)	-	-	(14,369)
Mid Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	(21,352)	-	(21,352)
Small Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	(6,516)	-	(6,516)
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	(2,940,626)	-	(2,940,626)
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	(2,717,360)	-	(2,717,360)
Futures Contracts
Equity Risk	(25,256)	-	-	(25,256)

Notes to Financial Statements (Unaudited) (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *		Transfers Out *
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Strategic Bond Fund	$-	$68,036	$(68,036)	$-
Strategic Balanced Fund	-	7,893	(7,893)	-
Global Allocation Fund	343,308	1,959,553	(1,959,553)	(343,308)
Fundamental Value Fund	-	5,010,174	(5,010,174)	-
Large Cap Value Fund	-	2,877,905	(2,877,905)	-
Core Opportunities Fund	-	522,180	(522,180)	-
Small Company Value Fund	-	723,787	(723,787)	-
Mid Cap Growth Equity Fund	-	223,110	(223,110)	-
Diversified International Fund	-	2,988,195	(2,988,195)	-
Overseas Fund	-	2,873,205	(2,873,205)	-

*The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities transitioning between exchange traded and non-exchange traded.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Transfers out of Level 3*		Balance as of 6/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/10
Strategic Bond Fund
Long-Term Investments
Equities
	Common Stock
Energy	$7,576	$-	$-	$-	$-	$-	$(7,576	)**	$-	$-
Bonds & Notes
Corporate Debt	877,148	-	-	80,130	-	-	-		957,278	80,130
	$884,724	$-	$-	$80,130	$-	$-	$(7,576)		$957,278	$80,130

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Transfers out of Level 3*		Balance as of 6/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/10
Strategic Balanced Fund
Long-Term Investments
Equities
Common Stock
Energy	$2,381	$-	$-	$-	$-	$-	$(2,381	)**	$-	$-
Bonds & Notes
Corporate Debt	273,565	-	-	34,826	-	-	-		308,391	34,826
Non-U.S. Government Agency Obligations
Commercial MBS	39,418	-	(6,194)	(8,992)	-	-	-		24,232	$(8,992)
	$315,364	$-	$(6,194)	$25,834	$-	$-	$(2,381)		$332,623	$25,834
Global Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$6,947,952	$-	$104,443	$(127,491)	$(3,932,850)	$-	$(2,046,101	)***	$945,953	$(143,502)
Non U.S. Government Agency Obligation
Student Loans ABS	2,000	-	-	-	-	-	(2,000	)***	-	-
Sovereign Debt Obligation	1,034,936	-	-	-	-	-	(1,034,936	)***	-	-
Structured Notes	66,306	-	-	-	-	-	(66,306	)***	-	-
Rights
Technology	902	-	-	295	(1,197)	-	-		-	-
	$8,052,096	$-	$104,443	$(127,196)	$(3,934,047)	$-	$(3,149,343)		$945,953	$(143,502)
Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$1,894,725	$(9,938)	$-	$(242,692)	$-	$-	$-		$1,642,095	$(242,692)
Diversified International Fund
Equities
Common Stock
Industrial	$-	$-	$-	$(544)	$18,597	$-	$-		$18,053	$(544)
Overseas Fund
Equities
Common Stock
Industrial	$-	$-	$-	$(674)	$23,032	$-	$-		$22,358	$(674)

*The Fund(s) recognize transfers between the Levels as of the beginning of the year.

**Transfers occurred between Level 2 and Level 3 as a result of securities receiving a price directly from a pricing service rather than being fair valued.

***Transfers occurred between Level 2 and Level 3 as inputs were more observable.

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held during the period ended June 30, 2010, as follows:

Type of Derivative and Objective for Use	Strategic Bond Fund	Strategic Balanced Fund	Global Allocation Fund	Indexed Equity Fund	NASDAQ-100 Fund	Mid Cap Growth Equity Fund	Small Cap Growth Equity Fund	Diversified International Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	X	X	X			X	X
Directional Exposures to Currencies			X					X	X
Intention to Create Investment Leverage in Portfolio			X
Futures Contracts**
Hedging/Risk Management	X	X	X
Duration/Credit Quality Management	X	X	X
Short-term Cash Deployment		X	X					X	X
Substitution for Cash Investment			X	X	X
Intention to Create Investment Leverage in Portfolio			X
Interest Rate Swaps***
Hedging/Risk Management	X	X
Duration Management	X	X
Total Return Swaps****
Hedging/Risk Management			X
Substitution for Cash Investment			X
Duration/Credit Quality Management			X
Market Access			X
Intention to Create Investment Leverage in Portfolio			X
Credit Default Swaps (Protection Seller)
Hedging/Risk Management	X	X
Directional Investment	X	X
Income	X	X

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Strategic Bond Fund	Strategic Balanced Fund	Global Allocation Fund	Indexed Equity Fund	NASDAQ-100 Fund	Mid Cap Growth Equity Fund	Small Cap Growth Equity Fund	Diversified International Fund	Overseas Fund
Options (Purchased)
Hedging/Risk Management	X	X	X
Duration/Credit Quality Management	X	X	X
Directional Investment			X
Intention to Create Investment Leverage in Portfolio			X
Options (Sold)
Hedging/Risk Management	X	X	X
Duration/Credit Quality Management	X	X	X
Income			X
Directional Investment			X
Intention to Create Investment Leverage in Portfolio			X
Rights and Warrants
Directional Investment									X

*Includes any options, futures contracts, forward contracts, and swap agreements, if applicable.

**Includes any options on futures contracts, if applicable.

***Includes any caps, floors, and collars, and related options, if applicable.

****Includes any index swaps, if applicable.

The Strategic Balanced Fund, Global Allocation Fund, and Overseas Fund held rights during the period as a result of corporate actions. The Strategic Bond Fund, Strategic Balanced Fund, Global Allocation Fund, and Diversified International Fund held warrants during the period as a result of corporate actions.

At June 30, 2010, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total

Strategic Bond Fund
Asset Derivatives
Forward Contracts*	$-	$250,817	$-	$-	$250,817
Futures Contracts^^	221,321	-	-	-	221,321
Swap Agreements*	-	-	74,426	-	74,426
Purchased Options*	141,031	-	-	-	141,031
Total Value	$362,352	$250,817	$74,426	$-	$687,595

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Strategic Bond Fund (Continued)
Liability Derivatives
Forward Contracts^	$-	$(143,125)	$-	$-	$(143,125)
Futures Contracts^^	(876,770)	-	-	-	(876,770)
Swap Agreements^	(405,025)	-	(204,681)	-	(609,706)
Written Options^	(37,331)	-	-	-	(37,331)
Total Value	$(1,319,126)	$(143,125)	$(204,681)	$-	$(1,666,932)
Realized Gain (Loss)#
Forward Contracts	$-	$367,465	$-	$-	$367,465
Futures Contracts	(367,413)	-	-	-	(367,413)
Swap Agreements	-	-	158,365	-	158,365
Purchased Options	(19,122)	-	-	-	(19,122)
Written Options	55,119	-	-	-	55,119
Total Realized Gain (Loss)	$(331,416)	$367,465	$158,365	$-	$194,414
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$107,692	$-	$-	$107,692
Futures Contracts	(891,902)	-	-	-	(891,902)
Swap Agreements	(405,025)	-	(102,781)	-	(507,806)
Purchased Options	54,825	-	-	-	54,825
Written Options	21,691	-	-	-	21,691
Total Change in Appreciation (Depreciation)	$(1,220,411)	$107,692	$(102,781)	$-	$(1,215,500)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$5,616,973	$-	$-	$5,616,973
Futures Contracts	551	-	-	-	551
Swap Agreements	$5,576,667	$-	$10,241,880	$-	$15,818,547
Warrants	258	-	-	-	258
Purchased Options	104	-	-	-	104
Written Options	118	-	-	-	118

Strategic Balanced Fund
Asset Derivatives
Forward Contracts*	$-	$158,855	$-	$-	$158,855
Futures Contracts^^	85,874	-	-	-	85,874
Purchased Options*	20,735	-	-	-	20,735
Total Value	$106,609	$158,855	$-	$-	$265,464
Liability Derivatives
Forward Contracts^	$-	$(79,224)	$-	$-	$(79,224)
Futures Contracts^^	(58,791)	-	-	-	(58,791)
Written Options^	(5,113)	-	-	-	(5,113)
Total Value	$(63,904)	$(79,224)	$-	$-	$(143,128)

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Strategic Balanced Fund (Continued)
Realized Gain (Loss)#
Forward Contracts	$-	$52,423	$-	$-	$52,423
Futures Contracts	224,912	-	-	-	224,912
Swap Agreements	(49,500)	-	450,012	-	400,512
Purchased Options	(3,175)	-	-	-	(3,175)
Written Options	8,889	-	-	-	8,889
Rights	-	-	-	10,182	10,182
Total Realized Gain (Loss)	$181,126	$52,423	$450,012	$10,182	$693,743
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$46,017	$-	$-	$46,017
Futures Contracts	69,234	-	-	-	69,234
Swap Agreements	-	-	(497,821)	-	(497,821)
Purchased Options	8,648	-	-	-	8,648
Written Options	3,133	-	-	-	3,133
Total Change in Appreciation
(Depreciation)	$81,015	$46,017	$(497,821)	$-	$(370,789)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$8,230,302	$-	$-	$8,230,302
Futures Contracts	99	-	-	-	99
Swap Agreements	$793,000	$-	$745,743	$-	$1,538,743
Purchased Options	19,500	-	-	-	19,500
Rights	-	-	-	1,046	1,046
Written Options	40,667	-	-	-	40,667
Warrants	-	-	-	81	81

Global Allocation Fund
Asset Derivatives
Forward Contracts*	$-	$290,909	$-	$-	$290,909
Futures Contracts^^	-	-	-	47,867	47,867
Swap Agreements*	-	-	-	22,448	22,448
Purchased Options*	-	-	-	21,600	21,600
Warrants*	-	-	-	428,580	428,580
Total Value	$-	$290,909	$-	$520,495	$811,404
Liability Derivatives
Forward Contracts^	$-	$(325,548)	$-	$-	$(325,548)
Futures Contracts^^	-	-	-	(188,453)	(188,453)
Swap Agreements^	-	-	-	(69,795)	(69,795)
Written Options^	-	-	-	(38,507)	(38,507)
Total Value	$-	$(325,548)	$-	$(296,755)	$(622,303)

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Global Allocation Fund (Continued)
Realized Gain (Loss)#
Forward Contracts	$-	$(250,853)	$-	$-	$(250,853)
Futures Contracts	-	-	-	(1,004,636)	(1,004,636)
Swap Agreements	-	-	-	(1,242,010)	(1,242,010)
Written Options	-	-	-	422,168	422,168
Purchased Options	-	-	-	(703,949)	(703,949)
Rights	-	-	-	40	40
Warrants	-	-	-	23,564	23,564
Total Realized Gain (Loss)	$-	$(250,853)	$-	$(2,504,823)	$(2,755,676)
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(250,132)	$-	$-	$(250,132)
Futures Contracts	-	-	-	(418,209)	(418,209)
Swap Agreements	-	-	-	60,756	60,756
Written Options	-	-	-	111,278	111,278
Purchased Options	-	-	-	277,196	277,196
Rights	-	-	-	296	296
Warrants	-	-	-	(133,755)	(133,755)
Total Change in Appreciation (Depreciation)	$-	$(250,132)	$-	$(102,438)	$(352,570)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$28,945,722	$-	$-	$28,945,722
Futures Contracts	-	-	-	163	163
Swap Agreements	$-	$-	$-	$8,176,831	$8,176,831
Written Options	-	-	-	133,300	133,300
Purchased Options	-	-	-	2,131,931	2,131,931
Rights	-	-	-	6,254	6,254
Warrants	-	-	-	89,856	89,856

Indexed Equity Fund
Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(2,258,226)	$(2,258,226)
Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(2,148,036)	$(2,148,036)
Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	-	$(2,644,254)	$(2,644,254)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	144	144

NASDAQ-100 Fund
Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(14,369)	$(14,369)
Realized Gain (Loss)#
Future Contracts	$-	$-	$-	$(10,939)	$(10,939)
Change in Appreciation (Depreciation)##
Future Contracts	$-	$-	$-	$(18,155)	$(18,155)

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
NASDAQ-100 Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	15	15

Mid Cap Growth Equity Fund
Asset Derivatives
Forward Contracts*	$-	$7,164	$-	$-	$7,164
Liability Derivatives
Forward Contracts^	$-	$(21,352)	$-	$-	$(21,352)
Realized Gain (Loss)#
Forward Contracts	$-	$9,869	$-	$-	$9,869
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(14,188)	$-	$-	$(14,188)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$998,796	$-	$-	$998,796

Small Cap Growth Equity Fund
Asset Derivatives
Forward Contracts*	$-	$4,006	$-	$-	$4,006
Liability Derivatives
Forward Contracts^	$-	$(6,516)	$-	$-	$(6,516)
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(2,510)	$-	$-	$(2,510)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$693,046	$-	$-	$693,046

Diversified International Fund
Asset Derivatives
Forward Contracts*	$-	$2,934,471	$-	$-	$2,934,471
Futures Contracts^^	-	-	-	24,237	24,237
Warrants	-	-	-	659,201	659,201
Total Value	$-	$2,934,471	$-	$683,438	$3,617,909
Liability Derivatives
Forward Contracts^	$-	$(2,940,626)	$-	$-	$(2,940,626)
Realized Gain (Loss)#
Forward Contracts	$-	$1,846,313	$-	$-	$1,846,313
Futures Contracts	-	-	-	(91,032)	(91,032)
Total Realized Gain (Loss)	$-	$1,846,313	$-	$(91,032)	$1,755,281
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(384,810)	$-	$-	$(384,810)
Futures Contracts	-	-	-	(33,052)	(33,052)
Warrants	-	-	-	(179,621)	(179,621)
Total Change in Appreciation (Depreciation)	$-	$(384,810)	$-	$(212,673)	$(597,483)

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Diversified International Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$96,215,646	$-	$-	$96,215,646
Futures Contracts	-	-	-	28	28
Warrants	-	-	-	63,200	63,200

Overseas Fund
Asset Derivatives
Forward Contracts*	$-	$3,523,983	$-	$-	$3,523,983
Futures Contracts^^	-	-	-	4,979	4,979
Warrants*	-	-	-	1,293,343	1,293,343
Total Value	$-	$3,523,983	$-	$1,298,322	$4,822,305
Liability Derivatives
Forward Contracts^	$-	$(2,717,360)	$-	$-	$(2,717,360)
Futures Contracts^^	-	-	-	(25,256)	(25,256)
Total Value	$-	$(2,717,360)	$-	$(25,256)	$(2,742,616)
Realized Gain (Loss)#
Forward Contracts	$-	$1,608,633	$-	$-	$1,608,633
Futures Contracts	-	-	-	(74,138)	(74,138)
Warrants	-	-	-	(71,229)	(71,229)
Rights	-	-	-	42	42
Total Realized Gain (Loss)	$-	$1,608,633	$-	$(145,325)	$1,463,308
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$-	$274,344	$274,344
Futures Contracts	-	-	-	(69,223)	(69,223)
Warrants	-	-	-	(182,438)	(182,438)
Total Change in Appreciation
(Depreciation)	$-	$-	$-	$22,683	$22,683
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$105,391,574	$-	$-	$105,391,574
Futures Contracts	-	-	-	16	16
Warrants	-	-	-	20,722,500	20,722,500
Rights	-	-	-	667,650	667,650

*Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts, or open swap agreements at value, as applicable.

^Statements of Assets and Liabilities location: Payables for: written options, open forward foreign currency contracts, or open swap agreements, at value, as applicable.

^^Cumulative appreciation (depreciation) on futures contracts is reported in "Futures Contracts" below. Only current day's variation margin, if any, is reported within the Statements of Assets and Liabilities.

#Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.

##Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.

†Amount(s) disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2010.

Notes to Financial Statements (Unaudited) (Continued)

The Strategic Balanced Fund and Overseas Fund had no change in appreciation (depreciation) on rights during the period ended June 30, 2010.

The Strategic Bond Fund had no change in appreciation (depreciation) and no realized gain (loss) on warrants during the period ended June 30, 2010. The Diversified International Fund had no realized gain (loss) on warrants during the period ended June 30, 2010.

The Small Cap Growth Equity Fund had no realized gain (loss) on forward contracts during the period ended June 30, 2010.

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2010, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
Citibank N.A.	2,479,368	Euro	8/17/10	$3,088,214	$3,047,977	$(40,237)
SELLS
Citibank N.A.	5,048,143	Euro	8/17/10	$6,421,268	$6,205,864	$215,404
Citibank N.A.	89,300,000	Japanese Yen	8/17/10	978,845	1,009,722	(30,877)
				7,400,113	7,215,586	184,527

Goldman Sachs International	98,001,280	Japanese Yen	8/17/10	1,036,097	1,108,108	(72,011)

UBS AG London	466,893	Euro	8/17/10	609,382	573,969	35,413
				$9,045,592	$8,897,663	$147,929
Strategic Balanced Fund
BUYS
Barclays Bank PLC	774,767	Australian Dollar	8/23/10	$635,727	$653,023	$17,296
Barclays Bank PLC	58,529	British Pound	8/23/10	86,574	87,481	907
Barclays Bank PLC	63,691	Singapore Dollar	8/23/10	45,106	45,622	516
Barclays Bank PLC	54,907	Swiss Franc	8/23/10	48,004	51,001	2,997
				815,411	837,127	21,716

BNP Paribas SA	10,022,326	Japanese Yen	8/23/10	109,542	113,334	3,792

Citibank N.A.	342,434	Euro	8/17/10	426,878	420,967	(5,911)
Citibank N.A.	25,013,809	Japanese Yen	8/23/10	274,443	282,861	8,418
				701,321	703,828	2,507

Deutsche Bank AG London	89,985	British Pound	8/23/10	132,393	134,496	2,103

Goldman Sachs International	123,935	British Pound	8/23/10	178,754	185,240	6,486
Goldman Sachs International	107,862	Euro	8/23/10	129,775	132,603	2,828
				308,529	317,843	9,314

JP Morgan Chase Bank	306,575	Canadian Dollar	8/17/10	298,439	288,992	(9,447)

Royal Bank of Scotland PLC	2,598,370	Japanese Yen	8/23/10	28,894	29,383	489

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Royal Bank of Scotland PLC	2,595,964	Swedish Krona	8/23/10	$330,870	$334,820	$3,950
				359,764	364,203	4,439

Societe General	106,903	Australian Dollar	8/23/10	89,620	90,105	485
Societe General	46,050	British Pound	8/23/10	67,320	68,829	1,509
Societe General	198,652	Euro	8/23/10	244,062	244,218	156
Societe General	25,027,445	Japanese Yen	8/23/10	274,490	283,015	8,525
				675,492	686,167	10,675

UBS AG London	473,159	Norwegian Krone	8/23/10	72,050	72,767	717
UBS AG London	113,997	Singapore Dollar	8/23/10	80,914	81,656	742
UBS AG London	520,474	Swiss Franc	8/23/10	454,513	483,450	28,937
				607,477	637,873	30,396

Westpac Banking Corp.	78,535	British Pound	8/23/10	113,812	117,382	3,570
Westpac Banking Corp.	102,379	Euro	8/23/10	122,424	125,862	3,438
Westpac Banking Corp.	11,650,713	Japanese Yen	8/23/10	127,034	131,748	4,714
				363,270	374,992	11,722
				$4,371,638	$4,458,855	$87,217
SELLS
Barclays Bank PLC	47,306	Australian Dollar	8/23/10	$39,826	$39,873	$(47)
Barclays Bank PLC	63,179	British Pound	8/23/10	92,657	94,431	(1,774)
Barclays Bank PLC	60,011	Canadian Dollar	8/23/10	59,124	56,567	2,557
Barclays Bank PLC	297,269	Euro	8/23/10	365,879	365,455	424
Barclays Bank PLC	12,709,610	Japanese Yen	8/23/10	138,323	143,722	(5,399)
				695,809	700,048	(4,239)

BNP Paribas SA	547,035	Hong Kong Dollar	8/23/10	70,266	70,270	(4)

Citibank N.A.	90,772	British Pound	8/23/10	130,910	135,673	(4,763)
Citibank N.A.	708,221	Euro	8/17/10	900,807	870,643	30,164
Citibank N.A.	143,906	Euro	8/23/10	171,722	176,915	(5,193)
Citibank N.A.	8,110,000	Japanese Yen	8/17/10	88,896	91,700	(2,804)
Citibank N.A.	12,112,245	Japanese Yen	8/23/10	132,063	136,968	(4,905)
				1,424,398	1,411,899	12,499

Credit Suisse Securities LLC London	121,297	British Pound	8/23/10	174,425	181,297	(6,872)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Credit Suisse Securities LLC London	356,652	Canadian Dollar	8/17/10	$345,895	$336,197	$9,698
				520,320	517,494	2,826

Goldman Sachs International	298,607	Euro	8/23/10	373,372	367,100	6,272
Goldman Sachs International	9,210,134	Japanese Yen	8/23/10	100,830	104,150	(3,320)
				474,202	471,250	2,952

HSBC Bank PLC	153,934	British Pound	8/23/10	225,157	230,077	(4,920)
HSBC Bank PLC	252,717	Euro	8/23/10	307,236	310,685	(3,449)
				532,393	540,762	(8,369)

JP Morgan Chase Bank	13,188,280	Japanese Yen	8/17/10	139,267	149,121	(9,854)

Morgan Stanley & Co.	132,438	Euro	8/23/10	163,778	162,816	962

Royal Bank of Scotland PLC	81,064	British Pound	8/23/10	117,461	121,163	(3,702)

Societe General	73,459	Euro	8/23/10	91,237	90,308	929

State Street Bank London	530,514	Hong Kong Dollar	8/23/10	68,137	68,148	(11)
State Street Bank London	9,056,629	Japanese Yen	8/23/10	98,874	102,414	(3,540)
				167,011	170,562	(3,551)

UBS AG London	158,584	Canadian Dollar	8/23/10	148,936	149,483	(547)
UBS AG London	69,537	Euro	8/17/10	90,759	85,485	5,274
UBS AG London	57,573	Euro	8/23/10	69,690	70,779	(1,089)
UBS AG London	2,447,192	Hong Kong Dollar	8/23/10	314,067	314,359	(292)
				623,452	620,106	3,346

Westpac Banking Corp.	804,797	Hong Kong Dollar	8/23/10	103,300	103,382	(82)
Westpac Banking Corp.	17,691	Swiss Franc	8/23/10	16,349	16,433	(84)
				119,649	119,815	(166)
				$5,139,243	$5,145,614	$(6,371)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Cross Currency Forwards
State Street Bank London	42,106	Canadian Dollar/Australian Dollar	8/23/10	$40,054	$39,690	$(364)
	48,531	USD/Canadian Dollar	8/23/10	40,054	40,905	(851)
						(1,215)
Global Allocation Fund
BUYS
Barclays Bank PLC	77,032	Euro	7/15/10	$92,820	$94,683	$1,863
Barclays Bank PLC	113,370,331	Japanese Yen	7/15/10	1,239,798	1,281,209	41,411
Barclays Bank PLC	7,257,581	Japanese Yen	7/22/10	80,051	82,028	1,977
				1,412,669	1,457,920	45,251

Brown Brothers Harriman & Co.	78,215	Hong Kong Dollar	7/02/10	10,043	10,045	2
Brown Brothers Harriman & Co.	4,147,285	Japanese Yen	7/22/10	45,448	46,874	1,426
				55,491	56,919	1,428

Credit Suisse Securities LLC London	198,417	British Pound	7/16/10	300,000	296,570	(3,430)
Credit Suisse Securities LLC London	815,859	Canadian Dollar	7/30/10	789,700	769,151	(20,549)
Credit Suisse Securities LLC London	895,000	Euro	7/16/10	1,097,691	1,100,076	2,385
Credit Suisse Securities LLC London	119,598,777	Japanese Yen	7/15/10	1,308,098	1,351,599	43,501
				3,495,489	3,517,396	21,907

Deutsche Bank AG London	1,278,905,000	South Korean Won	7/07/10	1,047,854	1,046,418	(1,436)
Deutsche Bank AG London	1,204,799	Canadian Dollar	7/30/10	1,151,251	1,135,827	(15,424)
Deutsche Bank AG London	1,116,390	Euro	7/02/10	1,368,605	1,372,099	3,494

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Global Allocation Fund (continued)
Deutsche Bank AG London	123,549,531	Japanese Yen	7/22/10	$1,371,717	$1,396,399	$24,682
				4,939,427	4,950,743	11,316

JP Morgan Chase Bank	2,678,000	Chinese Yuan Renminbi	10/13/10	400,000	395,589	(4,411)

UBS AG	338,740	Euro	7/02/10	415,295	416,328	1,033
UBS AG	10,639,246	Japanese Yen	7/22/10	117,316	120,249	2,933
UBS AG	684,030,000	South Korean Won	7/07/10	558,574	559,683	1,109
UBS AG	1,962,935,000	South Korean Won	8/06/10	1,602,315	1,604,457	2,142
				2,693,500	2,700,717	7,217
				$12,996,576	$13,079,284	$82,708
SELLS
Barclays Bank PLC	1,570,540	Euro	7/15/10	$1,876,560	$1,930,397	$(53,837)

Brown Brothers Harriman & Co.	171,883,500	Japanese Yen	7/15/10	1,886,032	1,942,473	(56,441)

Credit Suisse Securities LLC London	256,883	British Pound	7/16/10	374,553	383,959	(9,406)
Credit Suisse Securities LLC London	1,467,920	Euro	7/16/10	1,783,282	1,804,273	(20,991)
Credit Suisse Securities LLC London	1,183,832	Euro	7/23/10	1,446,287	1,455,140	(8,853)
				3,604,122	3,643,372	(39,250)

Deutsche Bank AG London	717,130	Euro	7/02/10	877,409	881,389	(3,980)
Deutsche Bank AG London	745,000	Euro	7/09/10	909,943	915,674	(5,731)
Deutsche Bank AG London	670,514	Euro	7/16/10	822,912	824,153	(1,241)
				2,610,264	2,621,216	(10,952)

HSBC Bank PLC	1,144,981	Euro	7/23/10	1,405,705	1,407,386	(1,681)

JP Morgan Chase Bank N.A.	1,106,150	Euro	7/09/10	1,350,499	1,359,561	(9,062)
JP Morgan Chase Bank N.A.	1,853,480	Euro	7/16/10	2,237,577	2,278,178	(40,601)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Global Allocation Fund (continued)
JP Morgan Chase Bank N.A.	1,072,037	Euro	7/23/10	$1,316,156	$1,317,724	$(1,568)
				4,904,232	4,955,463	(51,231)

Morgan Stanley Capital Services Inc.	1,419,096	Euro	7/23/10	1,736,562	1,744,322	(7,760)

UBS AG	738,000	Euro	7/02/10	903,718	907,038	(3,320)
UBS AG	1,962,935,000	South Korean Won	7/07/10	1,603,374	1,606,101	(2,727)
UBS AG	1,301,291	Euro	7/09/10	1,589,917	1,599,406	(9,489)
UBS AG	750,480	Euro	7/15/10	895,443	922,437	(26,994)
UBS AG	2,265,450	South African Rand	7/15/10	289,042	296,366	(7,324)
UBS AG	623,540	Euro	7/16/10	768,370	766,415	1,955
UBS AG	609,000	Australian Dollar	7/16/10	524,934	515,571	9,363
UBS AG	338,740	Euro	7/30/10	415,346	416,386	(1,040)
				6,990,144	7,029,720	(39,576)
				$25,013,621	$25,274,349	$(260,728)
Cross Currency Forwards
Credit Suisse Securities LLC London	326,260	USD/Swiss Franc	7/01/10	$397,597	$400,990	$3,393
	429,821	Euro/USD	7/01/10	397,597	398,888	(1,291)
						2,102
Credit Suisse Securities LLC London	464,072	USD/Swiss Franc	7/01/10	401,394	430,673	29,279
	326,260	Euro/USD	7/01/10	401,394	400,990	404
						29,683
Credit Suisse Securities LLC London	326,260	Euro/USD	7/29/10	397,396	401,044	(3,648)
	429,684	USD/Swiss Franc	7/29/10	397,396	398,928	1,532
						(2,116)
Credit Suisse Securities LLC London	553,226	USD/Swiss Franc	7/29/10	498,671	513,627	14,956
	407,200	Euro/USD	7/29/10	498,671	500,536	(1,865)
						13,091

UBS AG	1,911,702	Euro/USD	7/16/10	1,697,028	1,774,506	77,478

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Global Allocation Fund (continued)
	1,376,910	USD/Swiss Franc	7/16/10	$1,697,028	$1,692,408	$4,620
						82,098

UBS AG	506,548	USD/Swiss Franc	7/30/10	468,483	470,297	1,814
	382,300	Euro/USD	7/30/10	468,483	469,931	(1,448)
						366

UBS AG	552,984	USD/Swiss Franc	7/30/10	496,551	513,410	16,859
	402,900	Euro/USD	7/30/10	496,551	495,253	1,298
						18,157
Mid Cap Growth Equity Fund
BUYS
Goldman Sachs International	6,157,000	Japanese Yen	7/13/10	$65,550	$69,579	$4,029

JP Morgan Chase Bank N.A.	2,373,000	Japanese Yen	7/13/10	26,068	26,817	749
				$91,618	$96,396	$4,778
SELLS
Bank of America N.A.	435,000	Euro	7/13/10	$537,052	$534,666	$2,386

Brown Brothers Harriman & Co.	2,112,000	Japanese Yen	7/13/10	23,193	23,867	(674)

Goldman Sachs International	35,930,000	Japanese Yen	7/13/10	385,358	406,036	(20,678)
				$945,603	$964,569	$(18,966)
Small Cap Growth Equity Fund
BUYS
Westpac Banking Corp.	60,000	Australian Dollar	10/05/10	$48,172	$50,317	$2,145

Morgan Stanley & Co., Inc.	23,000	Australian Dollar	10/05/10	19,507	19,288	(219)
				$67,679	$69,605	$1,926
SELLS
Deutsche Bank AG London	665,000	Australian Dollar	10/05/10	$551,385	$557,682	$(6,297)

Barclays Bank PLC	86,000	Australian Dollar	10/05/10	73,982	72,121	1,861
				$625,367	$629,803	$(4,436)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund
BUYS
State Street Bank and Trust Co.	13,661,000	Australian Dollar	7/15/10	$12,464,296	$11,566,546	$(897,750)
State Street Bank and Trust Co.	1,431,000	Australian Dollar	10/15/10	1,233,708	1,198,683	(35,025)
State Street Bank and Trust Co.	2,314,000	British Pound	7/15/10	3,450,891	3,458,704	7,813
State Street Bank and Trust Co.	1,255,000	British Pound	10/15/10	1,874,254	1,875,739	1,485
State Street Bank and Trust Co.	2,086,000	Canadian Dollar	7/15/10	2,048,741	1,966,754	(81,987)
State Street Bank and Trust Co.	9,438,000	Euro	7/15/10	11,869,167	11,600,519	(268,648)
State Street Bank and Trust Co.	639,428,000	Japanese Yen	7/15/10	7,013,185	7,226,239	213,054
State Street Bank and Trust Co.	9,690,000	New Zealand Dollar	7/15/10	6,726,379	6,679,636	(46,743)
State Street Bank and Trust Co.	2,878,000	New Zealand Dollar	10/15/10	2,006,803	1,970,143	(36,660)
State Street Bank and Trust Co.	40,589,000	Norwegian Krone	7/15/10	6,758,504	6,254,534	(503,970)
State Street Bank and Trust Co.	20,993,000	Norwegian Krone	10/15/10	3,250,888	3,220,292	(30,596)
State Street Bank and Trust Co.	49,005,000	Swedish Krona	7/15/10	6,796,946	6,320,595	(476,351)
State Street Bank and Trust Co.	10,938,000	Swedish Krona	10/15/10	1,411,400	1,410,691	(709)
State Street Bank and Trust Co.	2,325,000	Swiss Franc	7/15/10	2,183,385	2,158,109	(25,276)
				$69,088,547	$66,907,184	$(2,181,363)
SELLS
State Street Bank and Trust Co.	11,181,000	Australian Dollar	7/15/10	$9,842,523	$9,466,770	$375,753
State Street Bank and Trust Co.	2,314,000	British Pound	7/15/10	3,405,940	3,458,704	(52,764)
State Street Bank and Trust Co.	2,086,000	Canadian Dollar	7/15/10	2,085,458	1,966,753	118,705
State Street Bank and Trust Co.	20,720,000	Euro	7/15/10	27,660,717	25,467,552	2,193,165
State Street Bank and Trust Co.	3,183,000	Euro	10/15/10	3,938,844	3,914,348	24,496
State Street Bank and Trust Co.	639,428,000	Japanese Yen	7/15/10	6,877,190	7,226,239	(349,049)
State Street Bank and Trust Co.	38,874,000	Japanese Yen	10/15/10	428,364	440,033	(11,669)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (continued)
State Street Bank and Trust Co.	3,979,000	New Zealand Dollar	7/15/10	$2,735,008	$2,742,856	$(7,848)
State Street Bank and Trust Co.	22,251,000	Norwegian Krone	7/15/10	3,408,992	3,428,753	(19,761)
State Street Bank and Trust Co.	34,992,000	Swedish Krona	7/15/10	4,426,286	4,513,218	(86,932)
State Street Bank and Trust Co.	2,325,000	Swiss Franc	7/15/10	2,149,222	2,158,110	(8,888)
				$66,958,544	$64,783,336	$2,175,208
Overseas Fund
BUYS
State Street Bank and Trust Co.	12,937,000	Australian Dollar	7/15/10	$11,803,719	$10,953,547	$(850,172)
State Street Bank and Trust Co.	1,454,000	Australian Dollar	10/15/10	1,253,537	1,217,949	(35,588)
State Street Bank and Trust Co.	697,000	British Pound	7/15/10	1,031,950	1,041,796	9,846
State Street Bank and Trust Co.	921,000	British Pound	10/15/10	1,363,854	1,376,538	12,684
State Street Bank and Trust Co.	2,255,000	Canadian Dollar	7/15/10	2,204,459	2,126,092	(78,367)
State Street Bank and Trust Co.	7,869,000	Euro	7/15/10	9,858,227	9,672,016	(186,211)
State Street Bank and Trust Co.	440,526,000	Japanese Yen	7/15/10	4,872,203	4,978,428	106,225
State Street Bank and Trust Co.	8,991,000	New Zealand Dollar	7/15/10	6,243,875	6,197,793	(46,082)
State Street Bank and Trust Co.	1,900,000	New Zealand Dollar	10/15/10	1,330,618	1,300,650	(29,968)
State Street Bank and Trust Co.	38,000,000	Norwegian Krone	7/15/10	6,323,489	5,855,584	(467,905)
State Street Bank and Trust Co.	18,232,000	Norwegian Krone	10/15/10	2,823,331	2,796,759	(26,572)
State Street Bank and Trust Co.	43,132,000	Swedish Krona	7/15/10	5,978,640	5,563,104	(415,536)
State Street Bank and Trust Co.	4,141,000	Swedish Krona	10/15/10	534,340	534,071	(269)
State Street Bank and Trust Co.	1,933,000	Swiss Franc	7/15/10	1,815,262	1,794,247	(21,015)
				$57,437,504	$55,408,574	$(2,028,930)
SELLS
State Street Bank and Trust Co.	11,621,000	Australian Dollar	7/15/10	$10,192,965	$9,839,311	$353,654
State Street Bank and Trust Co.	697,000	British Pound	7/15/10	1,048,971	1,041,796	7,175

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (continued)
State Street Bank and Trust Co.	2,255,000	Canadian Dollar	7/15/10	$2,254,414	$2,126,092	$128,322
State Street Bank and Trust Co.	17,627,000	Euro	7/15/10	23,530,108	21,665,857	1,864,251
State Street Bank and Trust Co.	2,870,000	Euro	9/15/10	4,193,070	3,528,794	664,276
State Street Bank and Trust Co.	2,098,000	Euro	10/15/10	2,594,358	2,580,051	14,307
State Street Bank and Trust Co.	800,000	Euro	10/25/10	1,199,664	983,863	215,801
State Street Bank and Trust Co.	424,033,000	Japanese Yen	7/15/10	4,568,498	4,792,039	(223,541)
State Street Bank and Trust Co.	213,000,000	Japanese Yen	9/07/10	2,310,446	2,409,265	(98,819)
State Street Bank and Trust Co.	30,000,000	Japanese Yen	11/29/10	343,183	339,910	3,273
State Street Bank and Trust Co.	280,000,000	Japanese Yen	3/01/11	3,156,423	3,178,886	(22,463)
State Street Bank and Trust Co.	92,000,000	Japanese Yen	7/01/11	1,046,394	1,047,651	(1,257)
State Street Bank and Trust Co.	3,495,000	New Zealand Dollar	7/15/10	2,412,680	2,409,219	3,461
State Street Bank and Trust Co.	21,702,000	Norwegian Krone	7/15/10	3,357,705	3,344,155	13,550
State Street Bank and Trust Co.	27,901,000	Swedish Krona	7/15/10	3,529,315	3,598,631	(69,316)
State Street Bank and Trust Co.	1,933,000	Swiss Franc	7/15/10	1,807,961	1,794,247	13,714
State Street Bank and Trust Co.	2,200,000	Swiss Franc	9/24/10	2,158,344	2,044,900	113,444
State Street Bank and Trust Co.	362,000	Swiss Franc	10/15/10	334,705	336,648	(1,943)
State Street Bank and Trust Co.	2,350,000	Swiss Franc	6/06/11	2,056,713	2,199,049	(142,336)
				$72,095,917	$69,260,364	$2,835,553

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an

Notes to Financial Statements (Unaudited) (Continued)

exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See "Options, Rights, and Warrants," below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at June 30, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
98	90 Day Eurodollar	9/13/10	$24,339,858	$34,782
1	U.S. Treasury Note 2 Year	9/30/10	219,162	1,044
124	U.S. Treasury Note 5 Year	9/30/10	14,675,927	185,495
				$221,321
SELLS
149	U.S. Treasury Note 10 Year	9/21/10	$18,259,151	$(311,297)
126	U.S. Treasury Bond 30 Year	9/21/10	16,064,667	(516,612)
10	Ultra Long U.S. Treasury Bond	9/21/10	1,357,791	(48,861)
				$(876,770)

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund
BUYS
22	90 Day Eurodollar	9/13/10	$5,463,975	$7,491
7	U.S. Treasury Bond 30 Year	9/21/10	892,500	22,446
8	Ultra Long U.S. Treasury Bond	9/21/10	1,086,500	39,232
9	U.S. Treasury Note 5 Year	9/30/10	1,065,164	16,705
				$85,874
SELLS
27	U.S. Treasury Note 10 Year	9/21/10	$3,308,766	$(58,791)
Global Allocation Fund
BUYS
1	S&P 500 Index	9/16/10	$256,850	$(20,160)
2	ASX SPI 200 Index	9/16/10	180,898	(12,471)
14	FTSE 100 Index	9/17/10	1,021,483	(59,717)
62	DJ Euro Stoxx 50 Index	9/17/10	1,957,043	(47,217)
8	Dax Index	9/17/10	1,465,596	(48,888)
				$(188,453)
SELLS
4	IBEX 35 Index	7/16/10	$452,104	$16,647
3	SGX MSCI Singapore Index	7/29/10	144,086	805
18	Nikkei 225 Index	9/09/10	935,207	30,415
				$47,867
Indexed Equity Fund
BUYS
197	S&P 500 Index	9/16/10	$50,560,050	$(2,258,226)
NASDAQ-100 Fund
BUYS
14	NASDAQ-100 E Mini Index	9/17/10	$486,640	$(14,369)
Diversified International Fund
BUYS
34	DJ Euro Stoxx 50 Index	9/17/10	$873,120	$24,237
Overseas Fund
BUYS
4	Topix Index	9/10/10	$33,540,000	$(6,360)
7	FTSE 100 Index	9/17/10	341,635	(18,896)
7	DJ Euro Stoxx 50 Index	9/17/10	179,760	4,979
				$(20,277)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

Notes to Financial Statements (Unaudited) (Continued)

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio – such as interest rate risk (including to adjust the duration or credit quality of a Fund's bond portfolio), equity risk, or credit risk – or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. To provide assets of value and recourse if a negative credit event were to occur, cash or securities may be segregated as collateral in accordance with the terms of the respective credit default swap agreements. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund

Notes to Financial Statements (Unaudited) (Continued)

enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at June 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Bond Fund*
Credit Default Swaps
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell***	2.620%	HCA, Inc. (Moody's Rating: Caa1; S&P Rating: B-)	$(15,032)	$-	$(15,032)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell***	1.750%	The Eastman Kodak Co. (Moody's Rating: Caa1; S&P Rating: CCC)	(92,553)	-	(92,553)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell***	1.870%	The AES Corp. (Moody's Rating: B1; S&P Rating: BB-)	(23,351)	-	(23,351)
							(130,936)	-	(130,936)
2,519,991	USD	6/20/13	Goldman Sachs & Co.	Sell***	3.500%	CDX.NA.IG.HVOL.10 (WA Rating: BBB) **	6,267	46,547	52,814
100,000	USD	9/20/12	Goldman Sachs & Co.	Sell***	3.240%	Energy Future Holdings Corp. (Moody's Rating: Caa3; S&P Rating: CCC)	(17,079)	-	(17,079)
							(10,812)	46,547	35,735
2,000,000	USD	6/20/12	Morgan Stanley & Co.	Sell***	2.920%	Ford Motor Credit Co. (Moody's Rating: Ba3; S&P Rating: B-)	(38,906)	-	(38,906)
247,000	USD	3/15/49	Morgan Stanley & Co.	Sell***	0.100%	CMBX 1 2006-1 AAA (Moody's Rating: Aaa; S&P Rating: AAA)	926	20,686	21,612
253,000	USD	10/12/52	Morgan Stanley & Co.	Sell***	0.070%	CMBX 2 2006-2 AAA (Moody's Rating: Aaa; S&P Rating: AAA)	266	(18,026)	(17,760)
							(37,714)	2,660	(35,054)
							$(179,462)	$49,207	$(130,255)
Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund		Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
2,460,000	USD	2/15/25	Morgan Stanley & Co.	Notional amount at expiration date		Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	$(162,931)	$-	$(162,931)
3,740,000	USD	11/15/27	Morgan Stanley & Co.	Notional amount at expiration date		Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	(242,094)	-	(242,094)
							$(405,025)	-	$(405,025)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Global Allocation Fund Total Return Swaps
1,001,281	USD	09/01/10	Deutsche Bank AG	3 Month USD LIBOR - 0.72%	MSCI Daily Net Europe Ex UK Index (NDDUE15X)	$(799)	$-	$(799)
735,924	USD	09/01/10	BNP Paribas SA	3 Month USD LIBOR - 0.74%	MSCI Daily Net Europe Ex UK Index (NDDUE15X)	(587)	-	(587)
2,108,705	USD	08/31/10	BNP Paribas SA	3 Month USD LIBOR - 0.85%	MSCI Daily Net Europe Ex UK Index (NDDUE15X)	(1,683)	-	(1,683)
1,203,303	USD	09/20/10	BNP Paribas SA	3 Month USD LIBOR - 0.24%	MSCI Daily Net EAFE Index (NDDUEAFE)	(59,757)	-	(59,757)
						$(62,027)	$-	$(62,027)
1,358,578	USD	12/14/10	JP Morgan Chase Bank	3 Month USD LIBOR +0.48%	MSCI Emerging Markets, Net Returns	(6,969)	-	(6,969)
1,104,923	USD	02/17/11	JP Morgan Chase Bank	3 Month USD LIBOR -0.71%	MSCI Daily Net Europe Ex UK Index (NDDUE 15X)	19,293	-	19,293
180,879	USD	02/17/11	JP Morgan Chase Bank	3 Month USD LIBOR -0.71%	MSCI Daily Net Europe Ex UK Index (NDDUE 15X)	3,155	-	3,155
						15,479	-	15,479
						$(47,347)	$-	$(47,347)

*Collateral for swap agreements paid by the Fund in cash to Morgan Stanley & Co. amounted to $300,000 at June 30, 2010.

**Rating is provided by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

***For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor's, Moody's, or Western Asset Management Company's rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

USDU.S. Dollar

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Notes to Financial Statements (Unaudited) (Continued)

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Notes to Financial Statements (Unaudited) (Continued)

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at June 30, 2010:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
$6,000	8/27/10	U.S. Treasury Notes 10 Year Future Call, Strike 123.50	$3,918	$5,625
95,000	9/13/10	Eurodollar Futures Put, Strike 98.63	6,527	2,375
80,000	9/13/10	Eurodollar Futures Put, Strike 99.25	9,896	5,800
37,500	3/14/11	Eurodollar Futures Put, Strike 98.75	13,601	4,125
37,500	3/14/11	Eurodollar Futures Call, Strike 98.75	14,576	19,406
			$48,518	$37,331
Strategic Balanced Fund
1,000	8/27/10	U.S. Treasury Notes 10 Year Future Call, Strike 123.50	$653	$938
12,500	9/13/10	Eurodollar Futures Put, Strike 98.63	859	313
10,000	9/13/10	Eurodollar Futures Put, Strike 99.25	1,237	725
5,000	3/14/11	Eurodollar Futures Put, Strike 98.75	1,806	550
5,000	3/14/11	Eurodollar Futures Call, Strike 98.75	1,943	2,587
			$6,498	$5,113
Global Allocation Fund
$400	7/17/10	Fluor Corp., Call, Strike 50.00	$376	$40
1,000	7/17/10	Apple, Inc., Put, Strike 240.00	11,518	4,600
1,000	7/17/10	Apple, Inc., Call, Strike 280.00	4,081	940
500	10/16/10	Apple, Inc., Call, Strike 290.00	3,345	4,675
500	10/16/10	Apple, Inc., Put, Strike 230.00	6,798	7,180
14,100	1/22/11	Dell, Inc., Call, Strike 15.00	24,957	7,614
17,400	7/17/10	Mattel, Inc., Strike 22.50	21,225	4,350
6,200	9/18/10	Kraft Foods, Inc. Class A, Call, Strike 32.00	4,963	558
29,500	7/17/10	Advanced Micro Devices, Call, Strike 8.00	32,741	4,130
1,200	1/22/11	Mead Johnson Nutrition Co., Put, Strike 45.00	6,111	3,720
600	7/17/10	Thomson Reuters Corp., Call, Strike 36.50	600	400
1,000	9/18/10	Ingersoll Rand Plc, Call, Strike 42.50	1,470	300
			$118,185	$38,507

Notes to Financial Statements (Unaudited) (Continued)

Transactions in written option contracts during the period ended June 30, 2010, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at December 31, 2009	136	$63,871
Options written	142	62,382
Options terminated in closing purchase transactions	(74)	(33,910)
Options expired	(98)	(43,825)
Options outstanding at June 30, 2010	106	$48,518
Strategic Balanced Fund
Options outstanding at December 31, 2009	22	$10,329
Options written	20	8,872
Options terminated in closing purchase transactions	(12)	(5,499)
Options expired	(16)	(7,204)
Options outstanding at June 30, 2010	14	$6,498
Global Allocation Fund
Options outstanding at December 31, 2009	1,583	$1,102,396
Options written	867	190,739
Options terminated in closing purchase transactions	(267)	(127,009)
Options expired	(751)	(723,185)
Options exercised	(698)	(324,756)
Options outstanding at June 30, 2010	734	$118,185

The Fund(s) had warrants and purchased options as shown in the Portfolio(s) of Investments at June 30, 2010.

The Fund(s) had no rights at June 30, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized

Notes to Financial Statements (Unaudited) (Continued)

gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at June 30, 2010.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund's portfolio. Dollar rolls involve the risk that the Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar-roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Strategic Balanced Fund had dollar roll transactions during the period ended June 30, 2010, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Notes to Financial Statements (Unaudited) (Continued)

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Strategic Bond Fund, Strategic Balanced Fund, and Global Allocation Fund held inflation-indexed bonds during the period ended June 30, 2010.

Loan Participations and Assignments

The purchase of loan participations and assignments entails special risks. A Fund's ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Fund and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan participation will depend almost exclusively on its investment adviser's or subadviser's credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the Fund and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. A Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The borrower of a loan in which a Fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which a Fund may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Certain loan participations or assignments acquired by a Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) held loan participations as shown in the Portfolio of Investments at June 30, 2010.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Fund(s) held securities sold short as shown in the Portfolio(s) of Investments at June 30, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at June 30, 2010.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Financial Statements (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2015 Fund, Destination Retirement 2020 Fund, Destination Retirement 2025 Fund, Destination Retirement 2030 Fund, Destination Retirement 2035 Fund, Destination Retirement 2040 Fund, Destination Retirement 2045 Fund, and Destination Retirement 2050 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund and Overseas Fund invest substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Unaudited) (Continued)

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly, based upon each Fund's average daily net assets, at the following annual rates:

Strategic Bond Fund	0.55%
Strategic Balanced Fund	0.60%
Global Allocation Fund	0.80%
Diversified Value Fund	0.50%
Fundamental Value Fund	0.65%
Value Equity Fund	0.70%
Large Cap Value Fund	0.65% of the first $1.5 billion,
0.60% of any excess over $1.5 billion
Indexed Equity Fund	0.10%
Core Opportunities Fund	0.70%
Blue Chip Growth Fund	0.65%
Large Cap Growth Fund	0.65%
Aggressive Growth Fund	0.73%
NASDAQ-100 Fund	0.15%
Focused Value Fund	0.69%
Mid-Cap Value Fund	0.70%
Small Cap Value Equity Fund	0.75%
Small Company Value Fund	0.85%
Mid Cap Growth Equity Fund	0.70%
Mid Cap Growth Equity II Fund	0.75%
Small Cap Growth Equity Fund	0.82%
Small Company Growth Fund	0.85%
Diversified International Fund	0.90%
Overseas Fund	1.00%
Destination Retirement Income Fund	0.05% of the first $500 million,
0.025% of the next $500 million,
0.000% of any excess over $1 billion
Destination Retirement 2010 Fund	0.05% of the first $500 million,
0.025% of the next $500 million,
0.000% of any excess over $1 billion
Destination Retirement 2015 Fund	0.05% of the first $500 million,
0.025% of the next $500 million,
0.000% of any excess over $1 billion
Destination Retirement 2020 Fund	0.05% of the first $500 million,
0.025% of the next $500 million,
0.000% of any excess over $1 billion
Destination Retirement 2025 Fund	0.05% of the first $500 million,
0.025% of the next $500 million,
0.000% of any excess over $1 billion
Destination Retirement 2030 Fund	0.05% of the first $500 million,
0.025% of the next $500 million,
0.000% of any excess over $1 billion

Notes to Financial Statements (Unaudited) (Continued)

Destination Retirement 2035 Fund	0.05% of the first $500 million,
0.025% of the next $500 million,
0.000% of any excess over $1 billion
Destination Retirement 2040 Fund	0.05% of the first $500 million,
0.025% of the next $500 million,
0.000% of any excess over $1 billion
Destination Retirement 2045 Fund	0.05% of the first $500 million,
0.025% of the next $500 million,
0.000% of any excess over $1 billion
Destination Retirement 2050 Fund	0.05% of the first $500 million,
0.025% of the next $500 million,
0.000% of any excess over $1 billion

MassMutual has also entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: AllianceBernstein L.P. for the Diversified International Fund and a portion of the Overseas Fund; Barrow, Hanley, Mewhinney & Strauss, LLC for a portion of the Small Cap Value Equity Fund; BlackRock Investment Management, LLC for the Global Allocation Fund; Brandywine Global Investment Management, LLC for a portion of the Diversified Value Fund; Davis Selected Advisers, L.P. for the Large Cap Value Fund; Delaware Management Company for a portion of the Aggressive Growth Fund; Eagle Asset Management, Inc. for a portion of the Small Company Growth Fund; EARNEST Partners, LLC for a portion of the Small Company Value Fund; Federated Clover Investment Advisors for a portion of the Small Company Value Fund; Harris Associates L.P. for the Focused Value Fund and a portion of the Overseas Fund; J.P. Morgan Investment Management Inc. for a portion of the Strategic Balanced Fund; Loomis, Sayles & Company, L.P. for a portion of the Diversified Value Fund; Massachusetts Financial Services Company for a portion of the Overseas Fund; NFJ Investment Group LLC for a portion of the Mid-Cap Value Fund; Northern Trust Investments, N.A. for the Indexed Equity Fund and NASDAQ-100 Fund; Pyramis Global Advisors, LLC for the Value Equity Fund; Rainier Investment Management, Inc. for the Large Cap Growth Fund; Sands Capital Management, LLC for a portion of the Aggressive Growth Fund; Systematic Financial Management, L.P. for a portion of the Mid-Cap Value Fund; T. Rowe Price Associates, Inc. for the Blue Chip Growth Fund, Mid Cap Growth Equity II Fund, and a portion of the Small Company Value Fund; The Boston Company Asset Management, LLC for a portion of the Core Opportunities Fund and a portion of the Small Company Growth Fund; Turner Investment Partners, Inc. for a portion of the Mid Cap Growth Equity Fund; Victory Capital Management Inc. for a portion of the Core Opportunities Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; Wellington Management Company, LLP for the Fundamental Value Fund, a portion of the Mid Cap Growth Equity Fund, a portion of the Small Cap Value Equity Fund, and a portion of the Small Cap Growth Equity Fund; Western Asset Management Company for a portion of the Strategic Bond Fund and a portion of the Strategic Balanced Fund; and Western Asset Management Company Limited for a portion of the Strategic Bond Fund and a portion of the Strategic Balanced Fund. Prior to January 11, 2010, AllianceBernstein L.P. was the investment subadviser for the Diversified Value Fund. Effective March 10, 2010, NFJ Investment Group LLC replaced Cooke & Bieler, L.P. as the investment subadviser for a portion of the Mid-Cap Value Fund. Effective March 31, 2010, The Boston Company Asset Management, LLC was added as the investment subadviser for a portion of the Core Opportunities Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies and investment strategies.

The Funds' subadvisory fees are paid out of the management fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N	Class Z
Strategic Bond Fund	0.2500%	0.2500%	0.1000%	0.0500%	0.3000%	N/A
Strategic Balanced Fund	0.3270%	0.3270%	0.1770%	0.1270%	0.3770%	N/A
Global Allocation Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A	N/A
Diversified Value Fund	0.3083%	0.2683%	0.1583%	0.0583%	0.3683%	N/A
Fundamental Value Fund	0.3129%	0.3129%	0.1629%	0.1229%	0.3629%	N/A
Value Equity Fund	0.2785%	0.2785%	0.1285%	0.0785%	0.3285%	N/A
Large Cap Value Fund	0.3244%	0.3244%	0.1744%	0.0844%	0.3744%	N/A
Indexed Equity Fund	0.4797%	0.4797%	0.3297%	0.2997%	0.5297%	0.0855%
Core Opportunities Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Blue Chip Growth Fund	0.4085%	0.4085%	0.2885%	0.1585%	0.4585%	N/A
Large Cap Growth Fund	0.3529%	0.3529%	0.2029%	0.1629%	0.4029%	N/A
Aggressive Growth Fund	0.3444%	0.3444%	0.1944%	0.0944%	0.3944%	N/A
NASDAQ-100 Fund	0.6244%	0.6244%	0.4744%	0.3744%	0.6744%	N/A
Focused Value Fund	0.3344%	0.3344%	0.1844%	0.0844%	0.3844%	N/A
Mid-Cap Value Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Small Cap Value Equity Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Small Company Value Fund	0.3593%	0.3593%	0.2093%	0.1693%	0.4093%	N/A
Mid Cap Growth Equity Fund	0.3075%	0.3075%	0.1575%	0.0875%	0.3575%	N/A
Mid Cap Growth Equity II Fund	0.3244%	0.3244%	0.1744%	0.0844%	0.3744%	N/A
Small Cap Growth Equity Fund	0.4075%	0.4075%	0.2575%	0.1175%	0.4575%	N/A
Small Company Growth Fund	0.3491%	0.3491%	0.1991%	0.1591%	0.3991%	N/A
Diversified International Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Overseas Fund	0.2443%	0.2443%	0.0943%	0.0443%	0.2943%	N/A
Destination Retirement Income Fund	0.1459%	0.1459%	0.0459%	0.0200%	0.1959%	N/A
Destination Retirement 2010 Fund	0.1696%	0.1696%	0.0696%	0.0196%	0.2196%	N/A
Destination Retirement 2015 Fund	0.1600%	0.1600%	0.0600%	0.0100%	N/A	N/A
Destination Retirement 2020 Fund	0.1758%	0.1758%	0.0758%	0.0258%	0.2258%	N/A
Destination Retirement 2025 Fund	0.1600%	0.1600%	0.0600%	0.0100%	N/A	N/A
Destination Retirement 2030 Fund	0.1733%	0.1733%	0.0733%	0.0233%	0.2233%	N/A
Destination Retirement 2035 Fund	0.1600%	0.1600%	0.0600%	0.0100%	N/A	N/A
Destination Retirement 2040 Fund	0.1616%	0.1616%	0.0616%	0.0116%	0.2116%	N/A
Destination Retirement 2045 Fund	0.1600%	0.1600%	0.0600%	0.0100%	N/A	N/A
Destination Retirement 2050 Fund	0.1600%	0.1600%	0.0600%	0.0100%	0.2100%	N/A

Distribution and Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution

Notes to Financial Statements (Unaudited) (Continued)

fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class A	Class L	Class Y	Class S	Class N
Global Allocation Fund *,^	1.36%	1.11%	0.96%	0.86%	N/A
Blue Chip Growth Fund*	1.19%	0.98%	0.82%	0.76%	1.51%
Diversified International Fund*	1.42%	1.17%	1.09%	0.99%	1.72%
Destination Retirement 2015 Fund*	0.50%	0.25%	0.15%	0.10%	N/A
Destination Retirement 2025 Fund*	0.50%	0.25%	0.15%	0.10%	N/A
Destination Retirement 2035 Fund*	0.50%	0.25%	0.15%	0.10%	N/A
Destination Retirement 2045 Fund*	0.50%	0.25%	0.15%	0.10%	N/A
Destination Retirement 2050 Fund*	0.50%	0.25%	0.15%	0.10%	0.80%

Expense caps and waiver amounts are reflected as a reduction on the Statement of Operations.

#  Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

*  Expense caps in effect through March 31, 2011.

^  Expense caps also exclude short sale dividend and loan expense.

MassMutual has agreed to voluntarily waive, through March 31, 2011, 0.20% of the administrative and shareholder service fee for Classes A, L, and N of the Indexed Equity Fund and 0.10% of the administrative and shareholder service fee for Classes A, L, and N of the Overseas Fund, based upon the average daily net assets of the applicable class of shares of the Funds.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2010, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Strategic Balanced Fund	$673
Diversified Value Fund	14,844
Fundamental Value Fund	9,385
Core Opportunities Fund	2,501
Blue Chip Growth Fund	6,090
Large Cap Growth Fund	3,232
Aggressive Growth Fund	5,603
Mid-Cap Value Fund	25,918
Small Cap Value Equity Fund	20,322
Small Company Value Fund	844
Mid Cap Growth Equity Fund	12,189

Notes to Financial Statements (Unaudited) (Continued)

Rebated Commissions
Mid Cap Growth Equity II Fund	$17,569
Small Cap Growth Equity Fund	111,044
Small Company Growth Fund	6,469

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds' books as other liabilities. For the period ended June 30, 2010, no material amounts have been deferred.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds' shares by affiliated parties at June 30, 2010:

Total % Ownership by Related Party
Strategic Bond Fund	87.6%
Strategic Balanced Fund	91.0%
Global Allocation Fund	3.8%
Diversified Value Fund	69.1%
Fundamental Value Fund	87.9%
Value Equity Fund	98.4%
Large Cap Value Fund	85.6%
Indexed Equity Fund	72.6%
Core Opportunities Fund	85.9%
Blue Chip Growth Fund	96.0%
Large Cap Growth Fund	99.7%
Aggressive Growth Fund	90.3%
NASDAQ-100 Fund	90.6%
Focused Value Fund	88.2%
Mid-Cap Value Fund	91.1%
Small Cap Value Equity Fund	82.7%
Small Company Value Fund	83.9%
Mid Cap Growth Equity Fund	97.4%
Mid Cap Growth Equity II Fund	80.0%
Small Cap Growth Equity Fund	90.6%
Small Company Growth Fund	87.7%
Diversified International Fund	62.7%
Overseas Fund	92.8%
Destination Retirement Income Fund	64.8%
Destination Retirement 2010 Fund	75.2%
Destination Retirement 2015 Fund	100.0%
Destination Retirement 2020 Fund	79.0%
Destination Retirement 2025 Fund	100.0%
Destination Retirement 2030 Fund	80.2%
Destination Retirement 2035 Fund	100.0%
Destination Retirement 2040 Fund	81.1%
Destination Retirement 2045 Fund	100.0%
Destination Retirement 2050 Fund	86.6%

Notes to Financial Statements (Unaudited) (Continued)

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2010, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Strategic Bond Fund	$81,760,835	$13,985,120	$86,849,446	$19,987,433
Strategic Balanced Fund	52,413,627	24,209,752	53,398,736	52,493,048
Global Allocation Fund	17,298,187	98,042,994	27,528,103	66,908,101
Diversified Value Fund	-	348,616,371	-	378,247,452
Fundamental Value Fund	-	149,507,580	-	157,975,998
Value Equity Fund	-	12,305,776	-	14,604,269
Large Cap Value Fund	-	37,844,990	-	116,459,891
Indexed Equity Fund	-	93,275,210	-	34,410,590
Core Opportunities Fund	-	57,276,224	-	25,366,227
Blue Chip Growth Fund	-	148,914,577	-	238,256,980
Large Cap Growth Fund	-	34,187,904	-	50,528,073
Aggressive Growth Fund	-	25,178,548	-	69,270,027
NASDAQ-100 Fund	-	819,370	-	5,519,376
Focused Value Fund	-	86,266,587	-	83,388,063
Mid-Cap Value Fund	-	116,129,481	-	113,361,238
Small Cap Value Equity Fund	-	26,757,776	-	29,762,627
Small Company Value Fund	-	113,976,679	-	77,271,746
Mid Cap Growth Equity Fund	-	35,975,972	-	51,338,400
Mid Cap Growth Equity II Fund	-	233,906,352	-	225,971,202
Small Cap Growth Equity Fund	-	289,317,280	-	256,992,223
Small Company Growth Fund	-	27,205,583	-	22,057,226
Diversified International Fund	-	53,169,627	-	44,996,230
Overseas Fund	-	118,311,961	-	133,707,982
Destination Retirement Income Fund	-	13,233,973	-	17,025,364
Destination Retirement 2010 Fund	-	20,967,592	-	26,137,341
Destination Retirement 2015 Fund	-	1,054,621	-	44,422
Destination Retirement 2020 Fund	-	56,172,741	-	70,672,102
Destination Retirement 2025 Fund	-	1,040,420	-	30,222
Destination Retirement 2030 Fund	-	41,234,256	-	52,014,170
Destination Retirement 2035 Fund	-	1,035,022	-	24,822
Destination Retirement 2040 Fund	-	28,015,260	-	32,382,673
Destination Retirement 2045 Fund	-	1,030,445	-	20,222
Destination Retirement 2050 Fund	-	6,460,968	-	4,662,105

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Strategic Bond Fund Class A
Sold	419,508	$3,957,128	1,185,315	$10,723,064
Issued as reinvestment of dividends	-	-	556,983	5,101,994
Redeemed	(1,214,688)	(11,539,942)	(3,027,301)	(26,809,621)
Net increase (decrease)	(795,180)	$(7,582,814)	(1,285,003)	$(10,984,563)
Strategic Bond Fund Class L
Sold	256,789	$2,439,173	2,783,563	$25,335,038
Issued as reinvestment of dividends	-	-	330,139	3,030,708
Redeemed	(463,842)	(4,367,964)	(1,644,433)	(14,475,934)
Net increase (decrease)	(207,053)	$(1,928,791)	1,469,269	$13,889,812
Strategic Bond Fund Class Y
Sold	359,881	$3,377,049	705,726	$6,499,289
Issued as reinvestment of dividends	-	-	501,060	4,609,586
Redeemed	(272,570)	(2,591,194)	(2,560,734)	(21,735,458)
Net increase (decrease)	87,311	$785,855	(1,353,948)	$(10,626,583)
Strategic Bond Fund Class S
Sold	520,428	$4,945,060	2,970,875	$25,680,176
Issued as reinvestment of dividends	-	-	478,504	4,402,978
Redeemed	(981,074)	(9,288,184)	(4,374,542)	(39,821,425)
Net increase (decrease)	(460,646)	$(4,343,124)	(925,163)	$(9,738,271)
Strategic Bond Fund Class N
Sold	11,811	$111,087	19,788	$179,297
Issued as reinvestment of dividends	-	-	6,683	61,218
Redeemed	(14,039)	(131,491)	(27,385)	(238,014)
Net increase (decrease)	(2,228)	$(20,404)	(914)	$2,501
Strategic Balanced Fund Class A
Sold	17,599	$169,118	168,282	$1,365,261
Issued as reinvestment of dividends	-	-	19,722	184,404
Redeemed	(169,904)	(1,650,426)	(1,034,671)	(8,261,717)
Net increase (decrease)	(152,305)	$(1,481,308)	(846,667)	$(6,712,052)
Strategic Balanced Fund Class L
Sold	100,880	$969,429	355,825	$2,891,344
Issued as reinvestment of dividends	-	-	95,847	895,214
Redeemed	(456,435)	(4,354,064)	(2,091,151)	(16,228,524)
Net increase (decrease)	(355,555)	$(3,384,635)	(1,639,479)	$(12,441,966)
Strategic Balanced Fund Class Y
Sold	135,147	$1,290,285	250,403	$2,058,099
Issued as reinvestment of dividends	-	-	70,293	655,837
Redeemed	(517,186)	(5,104,566)	(1,496,183)	(12,394,726)
Net increase (decrease)	(382,039)	$(3,814,281)	(1,175,487)	$(9,680,790)
Strategic Balanced Fund Class S
Sold	27,165	$263,205	978,478	$7,932,729
Issued as reinvestment of dividends	-	-	56,749	527,764
Redeemed	(40,721)	(382,872)	(2,075,380)	(19,026,263)
Net increase (decrease)	(13,556)	$(119,667)	(1,040,153)	$(10,565,770)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Strategic Balanced Fund Class N
Sold	1,289	$12,428	3,083	$26,226
Issued as reinvestment of dividends	-	-	894	8,326
Redeemed	(11,455)	(110,420)	(5,046)	(42,483)
Net increase (decrease)	(10,166)	$(97,992)	(1,069)	$(7,931)
Global Allocation Fund Class A*
Sold	83,716	$831,188	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(960)	(9,423)	-	-
Net increase (decrease)	82,756	$821,765	10,010	$100,100
Global Allocation Fund Class L*
Sold	83,435	$837,835	990,034	$9,900,344
Issued as reinvestment of dividends	-	-	222	2,191
Redeemed	(36,304)	(349,538)	(10,133)	(101,014)
Net increase (decrease)	47,131	$488,297	980,123	$9,801,521
Global Allocation Fund Class Y*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	-	-	3	33
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	10,013	$100,133
Global Allocation Fund Class S*
Sold	2,990,699	$29,178,166	541,513	$5,344,019
Subscription in-kind	-	-	46,501,578	465,015,780
Issued as reinvestment of dividends	-	-	19,629	193,930
Redeemed	(2,547,957)	(25,002,609)	(359,564)	(3,564,389)
Net increase (decrease)	442,742	$4,175,557	46,703,156	$466,989,340
Diversified Value Fund Class A
Sold	193,216	$1,594,657	1,080,446	$7,288,700
Issued as reinvestment of dividends	-	-	76,451	612,374
Redeemed	(1,094,011)	(9,022,479)	(3,247,382)	(22,193,980)
Net increase (decrease)	(900,795)	$(7,427,822)	(2,090,485)	$(14,292,906)
Diversified Value Fund Class L
Sold	341,862	$2,839,308	1,820,895	$11,635,192
Issued as reinvestment of dividends	-	-	82,624	663,472
Redeemed	(1,301,818)	(11,045,174)	(3,125,737)	(21,379,276)
Net increase (decrease)	(959,956)	$(8,205,866)	(1,222,218)	$(9,080,612)
Diversified Value Fund Class Y
Sold	318,383	$2,715,664	701,839	$4,554,359
Issued as reinvestment of dividends	-	-	65,038	522,254
Redeemed	(185,011)	(1,527,781)	(4,729,015)	(32,165,332)
Net increase (decrease)	133,372	$1,187,883	(3,962,138)	$(27,088,719)
Diversified Value Fund Class S
Sold	1,304,925	$10,821,829	8,723,305	$56,670,927
Issued as reinvestment of dividends	-	-	443,747	3,563,283
Redeemed	(3,414,936)	(29,001,460)	(6,833,374)	(48,269,803)
Net increase (decrease)	(2,110,011)	$(18,179,631)	2,333,678	$11,964,407

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Diversified Value Fund Class N
Sold	2,519	$20,840	13,292	$89,982
Issued as reinvestment of dividends	-	-	522	4,198
Redeemed	(43,204)	(345,125)	(35,512)	(256,499)
Net increase (decrease)	(40,685)	$(324,285)	(21,698)	$(162,319)
Fundamental Value Fund Class A
Sold	2,752,714	$26,129,233	8,749,751	$72,318,277
Issued as reinvestment of dividends	-	-	493	4,253
Redeemed	(1,405,319)	(13,194,100)	(6,245,026)	(52,363,755)
Net increase (decrease)	1,347,395	$12,935,133	2,505,218	$19,958,775
Fundamental Value Fund Class L
Sold	1,559,794	$14,825,969	4,330,448	$33,139,184
Issued as reinvestment of dividends	-	-	398	3,449
Redeemed	(3,721,494)	(35,985,916)	(4,993,754)	(40,417,091)
Net increase (decrease)	(2,161,700)	$(21,159,947)	(662,908)	$(7,274,458)
Fundamental Value Fund Class Y
Sold	1,832,400	$17,461,556	7,096,964	$56,879,116
Issued as reinvestment of dividends	-	-	259	2,256
Redeemed	(1,916,936)	(18,799,701)	(5,456,872)	(39,742,030)
Net increase (decrease)	(84,536)	$(1,338,145)	1,640,351	$17,139,342
Fundamental Value Fund Class S
Sold	4,764,567	$46,784,467	10,492,794	$79,086,310
Issued as reinvestment of dividends	-	-	1,036	9,022
Redeemed	(6,112,404)	(60,074,239)	(10,114,777)	(81,919,536)
Net increase (decrease)	(1,347,837)	$(13,289,772)	379,053	$(2,824,204)
Fundamental Value Fund Class N
Sold	9,087	$83,744	46,607	$360,905
Issued as reinvestment of dividends	-	-	6	48
Redeemed	(73,802)	(670,382)	(61,570)	(466,358)
Net increase (decrease)	(64,715)	$(586,638)	(14,957)	$(105,405)
Value Equity Fund Class A
Sold	97,093	$677,726	221,281	$1,121,541
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(112,684)	(773,431)	(328,671)	(1,931,290)
Net increase (decrease)	(15,591)	$(95,705)	(107,390)	$(809,749)
Value Equity Fund Class L
Sold	16,146	$112,368	72,743	$364,338
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(19,404)	(136,681)	(1,172,771)	(6,571,459)
Net increase (decrease)	(3,258)	$(24,313)	(1,100,028)	$(6,207,121)
Value Equity Fund Class Y
Sold	95,034	$655,644	125,438	$763,641
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(99,794)	(699,128)	(93,303)	(487,767)
Net increase (decrease)	(4,760)	$(43,484)	32,135	$275,874

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Value Equity Fund Class S
Sold	92,838	$639,971	686,113	$3,684,849
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(474,267)	(3,191,865)	(2,912,745)	(15,679,257)
Net increase (decrease)	(381,429)	$(2,551,894)	(2,226,632)	$(11,994,408)
Value Equity Fund Class N
Sold	-	$-	134	$740
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(311)	(2,038)	(133)	(782)
Net increase (decrease)	(311)	$(2,038)	1	$(42)
Large Cap Value Fund Class A
Sold	494,896	$4,721,242	1,536,684	$11,417,565
Issued as reinvestment of dividends	-	-	66,854	619,068
Redeemed	(1,783,819)	(16,880,295)	(10,049,288)	(81,752,848)
Net increase (decrease)	(1,288,923)	$(12,159,053)	(8,445,750)	$(69,716,215)
Large Cap Value Fund Class L
Sold	500,608	$4,783,676	1,689,016	$12,779,096
Issued as reinvestment of dividends	-	-	77,631	721,196
Redeemed	(2,869,439)	(27,587,077)	(6,625,100)	(49,569,957)
Net increase (decrease)	(2,368,831)	$(22,803,401)	(4,858,453)	$(36,069,665)
Large Cap Value Fund Class Y
Sold	1,240,283	$12,053,732	1,633,522	$13,115,317
Issued as reinvestment of dividends	-	-	70,931	660,372
Redeemed	(1,315,120)	(12,870,561)	(1,506,165)	(11,034,699)
Net increase (decrease)	(74,837)	$(816,829)	198,288	$2,740,990
Large Cap Value Fund Class S
Sold	1,776,721	$17,358,115	4,657,795	$36,057,702
Issued as reinvestment of dividends	-	-	345,517	3,216,764
Redeemed	(4,709,113)	(45,447,784)	(12,353,944)	(94,162,263)
Net increase (decrease)	(2,932,392)	$(28,089,669)	(7,350,632)	$(54,887,797)
Large Cap Value Fund Class N
Sold	6,880	$65,261	29,892	$228,171
Issued as reinvestment of dividends	-	-	255	2,341
Redeemed	(38,809)	(370,187)	(10,895)	(79,047)
Net increase (decrease)	(31,929)	$(304,926)	19,252	$151,465
Indexed Equity Fund Class A
Sold	3,092,853	$31,938,567	6,012,044	$52,355,453
Issued as reinvestment of dividends	-	-	253,423	2,569,719
Redeemed	(1,739,486)	(18,048,743)	(4,996,265)	(43,641,575)
Net increase (decrease)	1,353,367	$13,889,824	1,269,202	$11,283,597
Indexed Equity Fund Class L
Sold	1,868,787	$19,500,452	3,262,188	$27,626,693
Issued as reinvestment of dividends	-	-	170,698	1,739,411
Redemptions in-kind	-	-	(8,409,502)	(86,029,206)
Redeemed	(1,228,529)	(12,576,084)	(4,033,948)	(33,666,904)
Net increase (decrease)	640,258	$6,924,368	(9,010,564)	$(90,330,006)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Indexed Equity Fund Class Y
Sold	2,203,765	$23,118,824	5,282,384	$45,162,166
Issued as reinvestment of dividends	-	-	368,881	3,762,581
Redeemed	(2,694,816)	(28,486,209)	(6,165,738)	(52,100,516)
Net increase (decrease)	(491,051)	$(5,367,385)	(514,473)	$(3,175,769)
Indexed Equity Fund Class S
Sold	4,209,940	$45,647,043	6,377,695	$54,308,851
Issued as reinvestment of dividends	-	-	509,932	5,252,298
Redeemed	(4,189,280)	(44,101,855)	(9,964,197)	(86,095,758)
Net increase (decrease)	20,660	$1,545,188	(3,076,570)	$(26,534,609)
Indexed Equity Fund Class N
Sold	29,391	$300,767	92,273	$723,383
Issued as reinvestment of dividends	-	-	2,517	25,326
Redeemed	(85,267)	(900,770)	(93,598)	(773,320)
Net increase (decrease)	(55,876)	$(600,003)	1,192	$(24,611)
Indexed Equity Fund Class Z
Sold	8,622,280	$92,034,049	12,916,813	$107,438,071
Issued as reinvestment of dividends	-	-	724,604	7,456,171
Redeemed	(2,920,061)	(30,470,322)	(11,160,687)	(94,783,073)
Net increase (decrease)	5,702,219	$61,563,727	2,480,730	$20,111,169
Core Opportunities Fund Class A
Sold	161,987	$1,336,413	479,219	$3,248,643
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(223,318)	(1,845,891)	(655,462)	(4,373,819)
Net increase (decrease)	(61,331)	$(509,478)	(176,243)	$(1,125,176)
Core Opportunities Fund Class L
Sold	2,218,262	$19,399,835	318,172	$2,300,312
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(153,509)	(1,241,225)	(704,597)	(5,538,669)
Net increase (decrease)	2,064,753	$18,158,610	(386,425)	$(3,238,357)
Core Opportunities Fund Class Y
Sold	22,562	$191,745	21,109	$145,049
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(249,898)	(2,113,359)	(13,395)	(94,779)
Net increase (decrease)	(227,336)	$(1,921,614)	7,714	$50,270
Core Opportunities Fund Class S
Sold	1,974,583	$17,340,641	82,926	$587,858
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(58,095)	(475,730)	(39,462)	(268,356)
Net increase (decrease)	1,916,488	$16,864,911	43,464	$319,502
Core Opportunities Fund Class N
Sold	1,131	$9,322	1,875	$12,991
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(567)	(4,853)	(742)	(5,104)
Net increase (decrease)	564	$4,469	1,133	$7,887

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class A
Sold	323,903	$2,881,312	1,427,769	$10,336,868
Issued as reinvestment of dividends	-	-	1,426	11,389
Redeemed	(858,487)	(7,727,552)	(1,544,206)	(10,830,022)
Net increase (decrease)	(534,584)	$(4,846,240)	(115,011)	$(481,765)
Blue Chip Growth Fund Class L
Sold	1,217,159	$11,188,344	4,608,527	$33,573,396
Issued as reinvestment of dividends	-	-	5,966	48,500
Redeemed	(5,145,370)	(47,019,803)	(8,578,483)	(64,724,206)
Net increase (decrease)	(3,928,211)	$(35,831,459)	(3,963,990)	$(31,102,310)
Blue Chip Growth Fund Class Y
Sold	939,169	$9,008,451	2,089,414	$15,509,765
Issued as reinvestment of dividends	-	-	964	7,854
Redeemed	(405,891)	(3,788,221)	(1,862,886)	(14,570,278)
Net increase (decrease)	533,278	$5,220,230	227,492	$947,341
Blue Chip Growth Fund Class S
Sold	1,149,367	$10,595,368	3,881,238	$28,464,323
Issued as reinvestment of dividends	-	-	3,858	31,519
Redeemed	(6,800,828)	(63,123,339)	(6,715,233)	(51,879,718)
Net increase (decrease)	(5,651,461)	$(52,527,971)	(2,830,137)	$(23,383,876)
Blue Chip Growth Fund Class N
Sold	1,813	$15,893	14,474	$103,555
Issued as reinvestment of dividends	-	-	18	138
Redeemed	(59,362)	(496,189)	(19,651)	(144,545)
Net increase (decrease)	(57,549)	$(480,296)	(5,159)	$(40,852)
Large Cap Growth Fund Class A
Sold	32,952	$257,426	128,565	$820,325
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(119,702)	(930,538)	(232,740)	(1,498,303)
Net increase (decrease)	(86,750)	$(673,112)	(104,175)	$(677,978)
Large Cap Growth Fund Class L
Sold	756,016	$6,368,001	1,849,321	$13,728,079
Issued as reinvestment of dividends	-	-	4,246	33,419
Redeemed	(138,661)	(1,065,290)	(18,735)	(126,877)
Net increase (decrease)	617,355	$5,302,711	1,834,832	$13,634,621
Large Cap Growth Fund Class Y
Sold	-	$-	124,972	$740,751
Issued as reinvestment of dividends	-	-	2,470	19,291
Redeemed	(1,507,011)	(12,320,632)	(10,842)	(68,845)
Net increase (decrease)	(1,507,011)	$(12,320,632)	116,600	$691,197
Large Cap Growth Fund Class S
Sold	488,987	$3,974,303	7,500,476	$50,071,751
Issued as reinvestment of dividends	-	-	15,286	119,997
Redeemed	(1,353,465)	(11,124,117)	(2,466,520)	(16,732,233)
Net increase (decrease)	(864,478)	$(7,149,814)	5,049,242	$33,459,515

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Aggressive Growth Fund Class A
Sold	213,159	$1,167,851	2,408,159	$10,537,989
Issued as reinvestment of dividends	-	-	1,724	8,293
Redeemed	(1,601,464)	(8,918,050)	(4,105,825)	(17,864,591)
Net increase (decrease)	(1,388,305)	$(7,750,199)	(1,695,942)	$(7,318,309)
Aggressive Growth Fund Class L
Sold	470,202	$2,698,485	2,933,804	$12,907,526
Issued as reinvestment of dividends	-	-	1,848	9,113
Redeemed	(3,177,993)	(18,508,941)	(8,867,143)	(41,041,329)
Net increase (decrease)	(2,707,791)	$(15,810,456)	(5,931,491)	$(28,124,690)
Aggressive Growth Fund Class Y
Sold	253,229	$1,479,214	3,207,284	$14,731,099
Issued as reinvestment of dividends	-	-	571	2,859
Redeemed	(790,438)	(4,627,046)	(3,966,912)	(17,959,904)
Net increase (decrease)	(537,209)	$(3,147,832)	(759,057)	$(3,225,946)
Aggressive Growth Fund Class S
Sold	952,501	$5,582,909	9,324,340	$41,834,487
Issued as reinvestment of dividends	-	-	4,184	21,130
Redeemed	(4,422,228)	(25,936,716)	(11,243,946)	(50,743,312)
Net increase (decrease)	(3,469,727)	$(20,353,807)	(1,915,422)	$(8,887,695)
Aggressive Growth Fund Class N
Sold	58	$315	2,651	$9,779
Issued as reinvestment of dividends	-	-	3	12
Redeemed	(12,342)	(64,805)	(9,575)	(38,405)
Net increase (decrease)	(12,284)	$(64,490)	(6,921)	$(28,614)
NASDAQ-100 Fund Class A
Sold	917,857	$4,252,080	1,841,452	$6,488,053
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,142,978)	(5,231,822)	(1,974,719)	(7,281,558)
Net increase (decrease)	(225,121)	$(979,742)	(133,267)	$(793,505)
NASDAQ-100 Fund Class L
Sold	99,079	$475,734	736,189	$2,762,137
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(274,780)	(1,288,418)	(750,288)	(3,058,413)
Net increase (decrease)	(175,701)	$(812,684)	(14,099)	$(296,276)
NASDAQ-100 Fund Class Y
Sold	13,581	$65,003	466,788	$1,842,712
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(330,329)	(1,561,869)	(511,834)	(1,972,928)
Net increase (decrease)	(316,748)	$(1,496,866)	(45,046)	$(130,216)
NASDAQ-100 Fund Class S
Sold	838,951	$4,052,222	3,422,843	$12,850,295
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,245,288)	(5,847,762)	(2,650,768)	(9,656,502)
Net increase (decrease)	(406,337)	$(1,795,540)	772,075	$3,193,793

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
NASDAQ-100 Fund Class N
Sold	18,548	$82,151	121,166	$377,890
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(19,971)	(90,094)	(90,665)	(295,155)
Net increase (decrease)	(1,423)	$(7,943)	30,501	$82,735
Focused Value Fund Class A
Sold	694,590	$10,364,053	2,088,713	$22,879,751
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,061,111)	(15,197,539)	(2,965,603)	(30,632,604)
Net increase (decrease)	(366,521)	$(4,833,486)	(876,890)	$(7,752,853)
Focused Value Fund Class L
Sold	612,618	$9,267,764	1,757,357	$18,476,113
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,457,482)	(21,748,787)	(2,757,099)	(30,117,326)
Net increase (decrease)	(844,864)	$(12,481,023)	(999,742)	$(11,641,213)
Focused Value Fund Class Y
Sold	919,747	$14,351,297	1,820,126	$20,268,778
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(971,259)	(14,739,569)	(3,746,977)	(38,378,653)
Net increase (decrease)	(51,512)	$(388,272)	(1,926,851)	$(18,109,875)
Focused Value Fund Class S
Sold	2,060,847	$32,828,711	6,565,191	$71,574,105
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,582,024)	(38,352,233)	(4,483,351)	(47,508,279)
Net increase (decrease)	(521,177)	$(5,523,522)	2,081,840	$24,065,826
Focused Value Fund Class N
Sold	13,070	$185,680	67,904	$725,120
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(91,290)	(1,346,981)	(56,904)	(662,871)
Net increase (decrease)	(78,220)	$(1,161,301)	11,000	$62,249
Mid-Cap Value Fund Class A
Sold	104,469	$919,000	260,395	$1,835,615
Issued as reinvestment of dividends	-	-	4,484	36,498
Redeemed	(143,938)	(1,249,727)	(212,601)	(1,413,654)
Net increase (decrease)	(39,469)	$(330,727)	52,278	$458,459
Mid-Cap Value Fund Class L
Sold	356,806	$3,088,378	911,420	$6,144,124
Issued as reinvestment of dividends	-	-	33,776	275,609
Redeemed	(437,677)	(3,786,437)	(1,501,730)	(9,883,947)
Net increase (decrease)	(80,871)	$(698,059)	(556,534)	$(3,464,214)
Mid-Cap Value Fund Class Y
Sold	34,660	$311,101	110,255	$681,173
Issued as reinvestment of dividends	-	-	364	2,976
Redeemed	(4,783)	(44,487)	(392,019)	(2,313,002)
Net increase (decrease)	29,877	$266,614	(281,400)	$(1,628,853)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Mid-Cap Value Fund Class S
Sold	1,249,438	$11,087,046	2,291,679	$14,944,989
Issued as reinvestment of dividends	-	-	82,482	672,224
Redeemed	(983,090)	(8,506,769)	(3,219,150)	(21,555,099)
Net increase (decrease)	266,348	$2,580,277	(844,989)	$(5,937,886)
Mid-Cap Value Fund Class N
Sold	838	$7,296	1,183	$7,995
Issued as reinvestment of dividends	-	-	19	155
Redeemed	(215)	(1,866)	(472)	(3,231)
Net increase (decrease)	623	$5,430	730	$4,919
Small Cap Value Equity Fund Class A
Sold	191,150	$1,555,638	307,463	$1,840,583
Issued as reinvestment of dividends	-	-	5,164	37,442
Redeemed	(305,835)	(2,508,838)	(548,636)	(3,155,514)
Net increase (decrease)	(114,685)	$(953,200)	(236,009)	$(1,277,489)
Small Cap Value Equity Fund Class L
Sold	195,025	$1,565,178	619,972	$3,542,077
Issued as reinvestment of dividends	-	-	24,139	175,010
Redeemed	(1,069,274)	(9,048,024)	(1,356,644)	(7,882,942)
Net increase (decrease)	(874,249)	$(7,482,846)	(712,533)	$(4,165,855)
Small Cap Value Equity Fund Class Y
Sold	173,103	$1,457,679	125,606	$769,363
Issued as reinvestment of dividends	-	-	5,064	36,716
Redeemed	(123,254)	(962,244)	(285,248)	(1,744,842)
Net increase (decrease)	49,849	$495,435	(154,578)	$(938,763)
Small Cap Value Equity Fund Class S
Sold	3,606,483	$30,306,124	2,179,785	$13,113,349
Issued as reinvestment of dividends	-	-	77,376	560,977
Redeemed	(4,377,894)	(33,385,610)	(2,932,247)	(17,012,516)
Net increase (decrease)	(771,411)	$(3,079,486)	(675,086)	$(3,338,190)
Small Cap Value Equity Fund Class N
Sold	101	$805	7,127	$40,739
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(116)	(941)	(37,142)	(242,635)
Net increase (decrease)	(15)	$(136)	(30,015)	$(201,896)
Small Company Value Fund Class A
Sold	1,229,264	$14,514,814	1,242,924	$11,026,064
Issued as reinvestment of dividends	-	-	25,352	268,904
Redeemed	(389,775)	(4,379,900)	(2,587,451)	(22,995,222)
Net increase (decrease)	839,489	$10,134,914	(1,319,175)	$(11,700,254)
Small Company Value Fund Class L
Sold	740,048	$8,979,967	1,406,660	$12,026,200
Issued as reinvestment of dividends	-	-	24,254	261,165
Redeemed	(1,152,035)	(13,400,256)	(1,918,909)	(17,641,723)
Net increase (decrease)	(411,987)	$(4,420,289)	(487,995)	$(5,354,358)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Small Company Value Fund Class Y
Sold	789,763	$9,567,371	1,596,726	$14,312,706
Issued as reinvestment of dividends	-	-	42,878	465,514
Redeemed	(1,097,943)	(13,147,374)	(3,007,755)	(25,618,582)
Net increase (decrease)	(308,180)	$(3,580,003)	(1,368,151)	$(10,840,362)
Small Company Value Fund Class S
Sold	4,306,331	$52,943,640	3,466,425	$29,560,444
Issued as reinvestment of dividends	-	-	136,799	1,491,055
Redeemed	(2,057,900)	(24,330,780)	(3,983,270)	(35,855,279)
Net increase (decrease)	2,248,431	$28,612,860	(380,046)	$(4,803,780)
Small Company Value Fund Class N
Sold	3,852	$42,297	68,907	$560,982
Issued as reinvestment of dividends	-	-	84	844
Redeemed	(90,546)	(1,036,935)	(50,437)	(449,928)
Net increase (decrease)	(86,694)	$(994,638)	18,554	$111,898
Mid Cap Growth Equity Fund Class A
Sold	150,638	$1,323,113	208,608	$1,407,754
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(409,456)	(3,523,324)	(409,963)	(2,754,878)
Net increase (decrease)	(258,818)	$(2,200,211)	(201,355)	$(1,347,124)
Mid Cap Growth Equity Fund Class L
Sold	139,607	$1,250,545	448,503	$3,059,426
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(324,156)	(2,814,384)	(1,155,200)	(8,331,886)
Net increase (decrease)	(184,549)	$(1,563,839)	(706,697)	$(5,272,460)
Mid Cap Growth Equity Fund Class Y
Sold	35,974	$335,013	95,661	$649,992
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(18,899)	(171,787)	(434,113)	(3,356,787)
Net increase (decrease)	17,075	$163,226	(338,452)	$(2,706,795)
Mid Cap Growth Equity Fund Class S
Sold	467,300	$4,310,358	950,648	$6,670,771
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,803,408)	(16,885,195)	(2,607,014)	(17,310,411)
Net increase (decrease)	(1,336,108)	$(12,574,837)	(1,656,366)	$(10,639,640)
Mid Cap Growth Equity Fund Class N
Sold	1,235	$10,412	6,130	$45,722
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(12,830)	(104,519)	(6,862)	(48,835)
Net increase (decrease)	(11,595)	$(94,107)	(732)	$(3,113)
Mid Cap Growth Equity II Fund Class A
Sold	1,605,024	$19,984,320	4,806,633	$46,507,626
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,057,633)	(24,858,441)	(4,518,158)	(42,752,473)
Net increase (decrease)	(452,609)	$(4,874,121)	288,475	$3,755,153

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Mid Cap Growth Equity II Fund Class L
Sold	2,059,412	$26,521,987	6,459,783	$60,828,314
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,393,496)	(29,863,135)	(7,364,244)	(67,876,048)
Net increase (decrease)	(334,084)	$(3,341,148)	(904,461)	$(7,047,734)
Mid Cap Growth Equity II Fund Class Y
Sold	1,653,464	$21,425,807	4,397,710	$44,152,439
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,957,995)	(25,630,423)	(3,740,050)	(34,522,103)
Net increase (decrease)	(304,531)	$(4,204,616)	657,660	$9,630,336
Mid Cap Growth Equity II Fund Class S
Sold	4,394,746	$58,833,833	8,308,366	$78,802,420
Issued as reinvestment of dividends	-	-	1,492	18,023
Redeemed	(2,212,624)	(28,333,973)	(4,770,639)	(46,098,193)
Net increase (decrease)	2,182,122	$30,499,860	3,539,219	$32,722,250
Mid Cap Growth Equity II Fund Class N
Sold	30,595	$366,929	78,661	$702,925
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(53,957)	(650,336)	(45,407)	(421,406)
Net increase (decrease)	(23,362)	$(283,407)	33,254	$281,519
Small Cap Growth Equity Fund Class A
Sold	828,996	$11,771,180	797,500	$8,547,972
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(570,353)	(7,853,815)	(1,410,188)	(15,006,519)
Net increase (decrease)	258,643	$3,917,365	(612,688)	$(6,458,547)
Small Cap Growth Equity Fund Class L
Sold	324,289	$4,723,587	1,010,565	$10,303,809
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(616,854)	(8,789,047)	(2,766,001)	(29,316,213)
Net increase (decrease)	(292,565)	$(4,065,460)	(1,755,436)	$(19,012,404)
Small Cap Growth Equity Fund Class Y
Sold	531,623	$7,862,886	1,587,321	$18,607,739
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,071,515)	(15,723,820)	(2,272,227)	(24,576,692)
Net increase (decrease)	(539,892)	$(7,860,934)	(684,906)	$(5,968,953)
Small Cap Growth Equity Fund Class S
Sold	3,905,427	$59,402,980	3,865,066	$41,254,728
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,567,090)	(22,593,149)	(2,839,956)	(31,450,496)
Net increase (decrease)	2,338,337	$36,809,831	1,025,110	$9,804,232
Small Cap Growth Equity Fund Class N
Sold	4,632	$64,940	12,071	$124,167
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(16,054)	(219,236)	(6,156)	(70,839)
Net increase (decrease)	(11,422)	$(154,296)	5,915	$53,328

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Small Company Growth Fund Class A
Sold	130,490	$1,005,877	208,780	$1,170,909
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(287,811)	(2,143,361)	(784,277)	(4,400,544)
Net increase (decrease)	(157,321)	$(1,137,484)	(575,497)	$(3,229,635)
Small Company Growth Fund Class L
Sold	1,004,418	$7,993,844	917,691	$4,963,573
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(314,775)	(2,484,029)	(1,070,988)	(6,170,889)
Net increase (decrease)	689,643	$5,509,815	(153,297)	$(1,207,316)
Small Company Growth Fund Class Y
Sold	73,279	$611,410	756,710	$4,557,633
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(106,702)	(863,110)	(1,967,383)	(13,463,826)
Net increase (decrease)	(33,423)	$(251,700)	(1,210,673)	$(8,906,193)
Small Company Growth Fund Class S
Sold	605,388	$4,858,737	865,247	$4,951,063
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(494,335)	(3,804,355)	(1,666,861)	(9,704,133)
Net increase (decrease)	111,053	$1,054,382	(801,614)	$(4,753,070)
Small Company Growth Fund Class N
Sold	3,692	$27,602	3,599	$19,591
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(653)	(4,536)	(9,672)	(51,679)
Net increase (decrease)	3,039	$23,066	(6,073)	$(32,088)
Diversified International Fund Class A
Sold	18,206	$123,568	2,641,602	$13,225,727
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(49,932)	(340,562)	(10,657,718)	(68,232,520)
Net increase (decrease)	(31,726)	$(216,994)	(8,016,116)	$(55,006,793)
Diversified International Fund Class L
Sold	423,568	$2,739,067	2,386,195	$11,892,188
Issued as reinvestment of dividends	-	-	37,456	256,951
Redeemed	(489,568)	(3,233,488)	(2,477,775)	(13,853,941)
Net increase (decrease)	(66,000)	$(494,421)	(54,124)	$(1,704,802)
Diversified International Fund Class Y
Sold	747	$4,909	38,055	$205,732
Issued as reinvestment of dividends	-	-	8,745	59,989
Redeemed	-	-	(134,804)	(912,378)
Net increase (decrease)	747	$4,909	(88,004)	$(646,657)
Diversified International Fund Class S
Sold	2,136,761	$14,172,947	5,084,365	$26,768,698
Issued as reinvestment of dividends	-	-	127,070	874,242
Redeemed	(1,325,884)	(8,960,815)	(4,036,345)	(21,768,106)
Net increase (decrease)	810,877	$5,212,132	1,175,090	$5,874,834

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Diversified International Fund Class N
Sold	138	$895	96	$575
Issued as reinvestment of dividends	-	-	1	5
Redeemed	(349)	(2,026)	-	-
Net increase (decrease)	(211)	$(1,131)	97	$580
Overseas Fund Class A
Sold	323,185	$2,076,167	2,094,069	$11,834,878
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(980,642)	(6,418,277)	(2,704,826)	(14,818,784)
Net increase (decrease)	(657,457)	$(4,342,110)	(610,757)	$(2,983,906)
Overseas Fund Class L
Sold	1,594,433	$10,192,566	4,553,258	$24,001,827
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(3,215,769)	(20,592,370)	(13,698,358)	(70,671,074)
Net increase (decrease)	(1,621,336)	$(10,399,804)	(9,145,100)	$(46,669,247)
Overseas Fund Class Y
Sold	787,266	$5,286,851	4,632,355	$25,189,775
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,642,393)	(11,074,683)	(4,604,218)	(24,845,957)
Net increase (decrease)	(855,127)	$(5,787,832)	28,137	$343,818
Overseas Fund Class S
Sold	4,896,969	$32,092,649	10,239,427	$52,620,681
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(4,975,656)	(32,379,144)	(15,642,296)	(80,230,851)
Net increase (decrease)	(78,687)	$(286,495)	(5,402,869)	$(27,610,170)
Overseas Fund Class N
Sold	7,178	$46,338	33,162	$158,591
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(126,546)	(829,128)	(78,345)	(383,752)
Net increase (decrease)	(119,368)	$(782,790)	(45,183)	$(225,161)
Destination Retirement Income Fund Class A
Sold	139,039	$1,285,548	1,088,634	$8,402,290
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(336,937)	(3,127,533)	(3,011,424)	(23,694,407)
Net increase (decrease)	(197,898)	$(1,841,985)	(1,922,790)	$(15,292,117)
Destination Retirement Income Fund Class L
Sold	301,936	$2,833,308	496,285	$4,097,343
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(474,559)	(4,433,991)	(3,600,671)	(28,991,681)
Net increase (decrease)	(172,623)	$(1,600,683)	(3,104,386)	$(24,894,338)
Destination Retirement Income Fund Class Y
Sold	247,732	$2,329,727	638,918	$5,205,504
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(474,274)	(4,436,531)	(6,257,509)	(47,528,109)
Net increase (decrease)	(226,542)	$(2,106,804)	(5,618,591)	$(42,322,605)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Destination Retirement Income Fund Class S
Sold	371,511	$3,490,171	1,191,131	$9,448,880
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(167,012)	(1,579,693)	(1,687,979)	(13,557,196)
Net increase (decrease)	204,499	$1,910,478	(496,848)	$(4,108,316)
Destination Retirement Income Fund Class N
Sold	186	$1,715	804	$6,515
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(891)	(8,370)	(992)	(8,122)
Net increase (decrease)	(705)	$(6,655)	(188)	$(1,607)
Destination Retirement 2010 Fund Class A
Sold	226,185	$2,122,649	952,765	$7,676,031
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(708,465)	(6,556,100)	(2,290,325)	(18,037,028)
Net increase (decrease)	(482,280)	$(4,433,451)	(1,337,560)	$(10,360,997)
Destination Retirement 2010 Fund Class L
Sold	204,054	$1,927,004	716,728	$5,740,942
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(342,571)	(3,192,712)	(4,011,571)	(31,326,328)
Net increase (decrease)	(138,517)	$(1,265,708)	(3,294,843)	$(25,585,386)
Destination Retirement 2010 Fund Class Y
Sold	357,053	$3,368,165	1,101,275	$8,814,438
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(770,800)	(7,264,014)	(3,565,273)	(27,554,123)
Net increase (decrease)	(413,747)	$(3,895,849)	(2,463,998)	$(18,739,685)
Destination Retirement 2010 Fund Class S
Sold	942,682	$8,949,399	3,156,788	$24,637,413
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(457,741)	(4,324,424)	(2,776,043)	(21,545,868)
Net increase (decrease)	484,941	$4,624,975	380,745	$3,091,545
Destination Retirement 2010 Fund Class N
Sold	4,336	$40,098	11,011	$89,068
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10,193)	(96,523)	(18,250)	(153,038)
Net increase (decrease)	(5,857)	$(56,425)	(7,239)	$(63,970)
Destination Retirement 2015 Fund Class A**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
Destination Retirement 2015 Fund Class L**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Destination Retirement 2015 Fund Class Y**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
Destination Retirement 2015 Fund Class S**
Sold	70,010	$700,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	70,010	$700,100
Destination Retirement 2020 Fund Class A
Sold	647,806	$5,771,776	2,151,533	$15,586,747
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,306,047)	(11,424,791)	(4,542,164)	(32,459,178)
Net increase (decrease)	(658,241)	$(5,653,015)	(2,390,631)	$(16,872,431)
Destination Retirement 2020 Fund Class L
Sold	575,372	$5,145,609	2,469,898	$17,689,160
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,783,277)	(15,508,050)	(9,870,173)	(71,289,942)
Net increase (decrease)	(1,207,905)	$(10,362,441)	(7,400,275)	$(53,600,782)
Destination Retirement 2020 Fund Class Y
Sold	848,629	$7,500,642	2,596,725	$18,578,164
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,715,290)	(15,071,149)	(6,949,232)	(48,779,425)
Net increase (decrease)	(866,661)	$(7,570,507)	(4,352,507)	$(30,201,261)
Destination Retirement 2020 Fund Class S
Sold	1,961,338	$17,636,160	5,085,095	$36,234,758
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(911,720)	(8,132,801)	(3,479,268)	(24,020,413)
Net increase (decrease)	1,049,618	$9,503,359	1,605,827	$12,214,345
Destination Retirement 2020 Fund Class N
Sold	10,480	$90,711	25,376	$180,243
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(13,368)	(119,289)	(25,270)	(207,034)
Net increase (decrease)	(2,888)	$(28,578)	106	$(26,791)
Destination Retirement 2025 Fund Class A**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
Destination Retirement 2025 Fund Class L**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Destination Retirement 2025 Fund Class Y**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
Destination Retirement 2025 Fund Class S**
Sold	70,010	$700,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	70,010	$700,100
Destination Retirement 2030 Fund Class A
Sold	578,014	$5,111,580	1,736,780	$12,038,840
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(831,498)	(7,319,276)	(4,418,986)	(31,436,229)
Net increase (decrease)	(253,484)	$(2,207,696)	(2,682,206)	$(19,397,389)
Destination Retirement 2030 Fund Class L
Sold	354,240	$3,109,878	2,027,370	$14,008,728
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,515,545)	(13,106,301)	(7,899,345)	(55,956,382)
Net increase (decrease)	(1,161,305)	$(9,996,423)	(5,871,975)	$(41,947,654)
Destination Retirement 2030 Fund Class Y
Sold	717,130	$6,243,306	2,600,211	$17,932,930
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,646,575)	(14,312,094)	(4,632,347)	(31,982,985)
Net increase (decrease)	(929,445)	$(8,068,788)	(2,032,136)	$(14,050,055)
Destination Retirement 2030 Fund Class S
Sold	1,652,538	$14,704,994	4,290,100	$29,851,421
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(550,494)	(4,858,926)	(1,910,596)	(12,926,942)
Net increase (decrease)	1,102,044	$9,846,068	2,379,504	$16,924,479
Destination Retirement 2030 Fund Class N
Sold	6,994	$59,981	38,083	$246,838
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(11,837)	(105,248)	(22,257)	(169,010)
Net increase (decrease)	(4,843)	$(45,267)	15,826	$77,828
Destination Retirement 2035 Fund Class A**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
Destination Retirement 2035 Fund Class L**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Destination Retirement 2035 Fund Class Y**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
Destination Retirement 2035 Fund Class S**
Sold	70,010	$700,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	70,010	$700,100
Destination Retirement 2040 Fund Class A
Sold	441,416	$3,890,952	1,556,556	$10,557,906
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(456,191)	(3,978,386)	(2,374,736)	(16,907,953)
Net increase (decrease)	(14,775)	$(87,434)	(818,180)	$(6,350,047)
Destination Retirement 2040 Fund Class L
Sold	302,196	$2,652,245	1,405,420	$9,533,586
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(986,345)	(8,507,811)	(5,355,167)	(38,632,843)
Net increase (decrease)	(684,149)	$(5,855,566)	(3,949,747)	$(29,099,257)
Destination Retirement 2040 Fund Class Y
Sold	424,696	$3,701,568	1,425,910	$9,753,830
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(791,993)	(6,882,190)	(3,400,063)	(24,133,052)
Net increase (decrease)	(367,297)	$(3,180,622)	(1,974,153)	$(14,379,222)
Destination Retirement 2040 Fund Class S
Sold	1,077,467	$9,491,513	2,659,632	$18,363,580
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(508,119)	(4,530,466)	(1,032,873)	(7,237,616)
Net increase (decrease)	569,348	$4,961,047	1,626,759	$11,125,964
Destination Retirement 2040 Fund Class N
Sold	5,287	$45,161	16,541	$116,276
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(7,779)	(68,822)	(7,049)	(52,244)
Net increase (decrease)	(2,492)	$(23,661)	9,492	$64,032
Destination Retirement 2045 Fund Class A**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
Destination Retirement 2045 Fund Class L**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Destination Retirement 2045 Fund Class Y**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
Destination Retirement 2045 Fund Class S**
Sold	70,010	$700,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	70,010	$700,100
Destination Retirement 2050 Fund Class A
Sold	79,519	$631,095	307,560	$1,882,362
Issued as reinvestment of dividends	-	-	1,607	12,307
Redeemed	(15,740)	(121,456)	(219,537)	(1,437,013)
Net increase (decrease)	63,779	$509,639	89,630	$457,656
Destination Retirement 2050 Fund Class L
Sold	55,242	$433,315	154,426	$994,555
Issued as reinvestment of dividends	-	-	1,512	11,580
Redeemed	(50,905)	(396,950)	(60,750)	(399,459)
Net increase (decrease)	4,337	$36,365	95,188	$606,676
Destination Retirement 2050 Fund Class Y
Sold	154,958	$1,209,003	453,253	$2,811,141
Issued as reinvestment of dividends	-	-	4,192	32,114
Redeemed	(101,071)	(782,926)	(318,363)	(2,050,790)
Net increase (decrease)	53,887	$426,077	139,082	$792,465
Destination Retirement 2050 Fund Class S
Sold	396,751	$3,074,056	642,263	$4,226,178
Issued as reinvestment of dividends	-	-	16,803	128,712
Redeemed	(280,660)	(2,222,849)	(384,326)	(2,638,391)
Net increase (decrease)	116,091	$851,207	274,740	$1,716,499
Destination Retirement 2050 Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	59	454
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	59	$454

*Fund commenced operations on December 1, 2009.

**Fund commenced operations on April 1, 2010.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended June 30, 2010:

Front-End Sales Charges Retained by Distributor
Diversified Value Fund	$26

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are

Notes to Financial Statements (Unaudited) (Continued)

subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended June 30, 2010, were waived for any redemptions or exchanges subject to such a charge.

6. Federal Income Tax Information

At June 30, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund	$209,496,560	$11,240,800	$(16,133,240)	$(4,892,440)
Strategic Balanced Fund	69,687,205	2,824,665	(5,021,595)	(2,196,930)
Global Allocation Fund	481,771,371	8,685,458	(33,554,539)	(24,869,081)
Diversified Value Fund	299,288,787	6,087,597	(39,766,663)	(33,679,066)
Fundamental Value Fund	898,484,862	74,598,226	(74,643,545)	(45,319)
Value Equity Fund	28,166,289	1,677,492	(2,023,313)	(345,821)
Large Cap Value Fund	534,473,953	130,005,608	(45,799,084)	84,206,524
Indexed Equity Fund	1,747,478,587	236,189,232	(365,962,149)	(129,772,917)
Core Opportunities Fund	65,733,850	936,655	(7,204,647)	(6,267,992)
Blue Chip Growth Fund	404,476,294	56,717,959	(25,793,526)	30,924,433
Large Cap Growth Fund	64,349,284	4,013,674	(4,408,178)	(394,504)
Aggressive Growth Fund	222,337,073	36,783,877	(16,507,529)	20,276,348
NASDAQ-100 Fund	37,777,007	8,104,023	(4,950,665)	3,153,358
Focused Value Fund	505,110,997	76,787,592	(46,452,657)	30,334,935
Mid-Cap Value Fund	120,525,054	2,736,527	(8,769,735)	(6,033,208)
Small Cap Value Equity Fund	88,132,973	3,965,823	(6,040,423)	(2,074,600)
Small Company Value Fund	501,439,595	48,556,690	(72,987,886)	(24,431,196)
Mid Cap Growth Equity Fund	53,885,918	8,216,452	(3,392,190)	4,824,262
Mid Cap Growth Equity II Fund	1,086,025,363	186,775,958	(63,886,883)	122,889,075
Small Cap Growth Equity Fund	485,905,237	53,643,659	(42,295,542)	11,348,117
Small Company Growth Fund	49,364,272	8,177,716	(3,430,893)	4,746,823
Diversified International Fund	137,221,148	5,770,616	(27,898,773)	(22,128,157)
Overseas Fund	526,856,001	33,477,502	(75,382,438)	(41,904,936)
Destination Retirement Income Fund	94,414,012	8,708,587	(295,077)	8,413,510
Destination Retirement 2010 Fund	108,871,837	6,650,915	(1,301,003)	5,349,912
Destination Retirement 2015 Fund	1,009,506	8,045	(74,064)	(66,019)
Destination Retirement 2020 Fund	354,983,411	14,390,807	(26,417,369)	(12,026,562)
Destination Retirement 2025 Fund	1,008,478	2,225	(96,335)	(94,110)
Destination Retirement 2030 Fund	280,498,125	7,524,007	(20,919,735)	(13,395,728)
Destination Retirement 2035 Fund	1,008,756	1,747	(102,227)	(100,480)
Destination Retirement 2040 Fund	159,988,027	4,325,569	(7,354,654)	(3,029,085)
Destination Retirement 2045 Fund	1,009,047	704	(108,154)	(107,450)
Destination Retirement 2050 Fund	17,107,867	998,495	(159,059)	839,436

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. Certain positions of capital loss carryovers of the Blue Chip Growth Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2009, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2015	Expiring 2016	Expiring 2017
Strategic Bond Fund	$-	$-	$-	$-	$-	$9,567,964
Strategic Balanced Fund	-	-	-	-	10,949,204	3,425,500
Global Allocation Fund	-	-	-	-	-	164,660
Diversified Value Fund	-	-	-	-	18,365,748	131,211,479
Fundamental Value Fund	-	-	-	-	12,902,621	108,300,464
Value Equity Fund	-	-	-	-	10,675,508	13,664,887
Large Cap Value Fund	-	-	-	-	-	87,318,849
Indexed Equity Fund	-	-	-	-	31,466,117	25,494,077
Core Opportunities Fund	-	-	-	-	7,072,052	9,336,944
Blue Chip Growth Fund	12,435,454	16,672,836	4,273,407	4,896,088	61,454,994	81,201,688
Large Cap Growth Fund	-	-	-	-	4,037,622	4,088,884
Aggressive Growth Fund	-	-	-	-	-	47,578,064
NASDAQ-100 Fund	-	12,263,947	7,702,832	-	-	1,004,147
Focused Value Fund	-	-	-	-	20,591,421	73,519,740
Mid-Cap Value Fund	-	-	-	-	32,556,317	41,362,641
Small Cap Value Equity Fund	-	-	-	-	26,997,861	31,252,216
Small Company Value Fund	-	-	-	-	-	28,112,804
Mid Cap Growth Equity Fund	35,977,324	976,172	-	-	25,389,210	22,242,025
Mid Cap Growth Equity II Fund	-	-	-	-	-	134,469,520
Small Cap Growth Equity Fund	-	-	-	-	4,453,732	42,627,370
Small Company Growth Fund	-	-	-	-	18,511,277	12,247,452
Diversified International Fund	-	-	-	-	12,970,723	62,822,886
Overseas Fund	-	-	-	-	13,880,303	133,288,552
Destination Retirement Income Fund	-	-	-	-	2,912,153	31,134,132
Destination Retirement 2010 Fund	-	-	-	-	5,741,609	27,134,305
Destination Retirement 2020 Fund	-	-	-	-	17,485,197	63,776,765
Destination Retirement 2030 Fund	-	-	-	-	8,374,411	58,616,804
Destination Retirement 2040 Fund	-	-	-	-	4,147,501	35,787,461
Destination Retirement 2050 Fund	-	-	-	-	31,301	336,778

The following Fund(s) elected to defer to January 1, 2010 post-October capital losses:

Amount
Diversified Value Fund	$2,303,647
Fundamental Value Fund	3,524,087
Value Equity Fund	125,574
Large Cap Value Fund	19,382,143

Notes to Financial Statements (Unaudited) (Continued)

Amount
Indexed Equity Fund	$860,115
Core Opportunities Fund	366,386
Blue Chip Growth Fund	1,065,479
NASDAQ-100 Fund	92,903
Small Cap Value Equity Fund	25,725
Small Company Value Fund	3,993,415
Mid Cap Growth Equity Fund	505,708
Small Company Growth Fund	229,464
Diversified International Fund	606,148
Overseas Fund	2,514,444
Destination Retirement Income Fund	305,922
Destination Retirement 2010 Fund	466,109
Destination Retirement 2020 Fund	2,066,642
Destination Retirement 2030 Fund	1,756,540
Destination Retirement 2040 Fund	1,413,410

The following Fund(s) elected to defer to January 1, 2010 post-October currency losses:

Amount
Mid-Cap Value Fund	$77
Mid Cap Growth Equity II Fund	439
Small Cap Growth Equity Fund	18,958

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2009, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Strategic Bond Fund	$17,206,484	$-	$-
Strategic Balanced Fund	2,273,394	-	-
Global Allocation Fund	-	-	196,154
Diversified Value Fund	5,366,540	-	-
Fundamental Value Fund	19,028	-	-
Large Cap Value Fund	5,219,741	-	-
Indexed Equity Fund	20,805,506	-	-
Blue Chip Growth Fund	99,400	-	-
Large Cap Growth Fund	172,707	-	-
Aggressive Growth Fund	-	41,407	-
Mid-Cap Value Fund	987,462	-	-
Small Cap Value Equity Fund	810,145	-	-
Small Company Value Fund	2,487,482	-	-
Mid Cap Growth Equity II Fund	18,023	-	-
Diversified International Fund	1,191,437	-	-
Destination Retirement 2050 Fund	185,167	-	-

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through foreign tax credit for the year ended December 31, 2009:

Amount
Diversified International Fund	$593,881
Overseas Fund	1,360,868

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2009, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, swap agreements, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Strategic Bond Fund	$387,184	$(9,567,964)	$(594,744)	$(15,898,978)
Strategic Balanced Fund	727,284	(14,374,704)	(169,129)	5,421,860
Global Allocation Fund	-	(164,660)	(38,203)	(3,584,894)
Diversified Value Fund	1,141,921	(149,577,227)	(2,365,189)	5,044,073
Fundamental Value Fund	12,803,374	(121,203,085)	(3,680,065)	94,605,334
Value Equity Fund	479,245	(24,340,395)	(136,561)	869,582
Large Cap Value Fund	1,054,731	(87,318,849)	(19,551,042)	151,600,997
Indexed Equity Fund	7,627,059	(56,960,194)	(1,161,522)	(34,285,548)
Core Opportunities Fund	240,643	(16,408,996)	(371,846)	3,730,266
Blue Chip Growth Fund	155,546	(180,934,467)	(1,148,069)	81,444,574
Large Cap Growth Fund	32,714	(8,126,506)	(7,497)	11,187,482
Aggressive Growth Fund	-	(47,578,064)	(64,724)	39,789,936
NASDAQ-100 Fund	-	(20,970,926)	(101,688)	6,758,708
Focused Value Fund	3,216,779	(94,111,161)	(107,324)	85,809,834
Mid-Cap Value Fund	-	(73,918,958)	(16,564)	5,524,205
Small Cap Value Equity Fund	20,528	(58,250,077)	(39,495)	3,734,114
Small Company Value Fund	524,887	(28,112,804)	(4,073,658)	(2,810,858)
Mid Cap Growth Equity Fund	-	(84,584,731)	(527,173)	13,462,656
Mid Cap Growth Equity II Fund	-	(134,469,520)	(182,255)	174,799,796
Small Cap Growth Equity Fund	-	(47,081,102)	(105,592)	62,325,647
Small Company Growth Fund	-	(30,758,729)	(245,439)	6,599,283
Diversified International Fund	18,651	(75,793,609)	(626,958)	896,173
Overseas Fund	7,591,044	(147,168,855)	(2,639,529)	14,019,600
Destination Retirement Income Fund	2,783,494	(34,046,285)	(334,488)	(3,780,939)
Destination Retirement 2010 Fund	2,709,826	(32,875,914)	(489,279)	(14,617,449)
Destination Retirement 2020 Fund	6,082,486	(81,261,962)	(2,136,831)	(64,367,634)
Destination Retirement 2030 Fund	3,805,514	(66,991,215)	(1,809,356)	(52,719,678)
Destination Retirement 2040 Fund	1,872,101	(39,934,962)	(1,444,375)	(29,520,901)
Destination Retirement 2050 Fund	-	(368,079)	(1,369)	(736,555)

Notes to Financial Statements (Unaudited) (Continued)

The Funds did not have any unrecognized tax benefits at June 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2010, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of affiliated issuers during the period ended June 30, 2010, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement Income Fund
Aggressive Growth Fund, Class S	137,917	13,563	80,041	71,439	$386,486	$-	$-	$92,989
Blue Chip Growth Fund, Class S	53,408	13,743	17,323	49,828	417,060	-	-	32,278
Capital Appreciation Fund, Class S*	48,924	1,710	28,400	22,234	191,654	-	-	18,319
Core Bond Fund, Class S*	833,192	121,254	123,091	831,355	9,543,956	-	-	30,356
Core Opportunities Fund, Class S	-	191,922	5,121	186,801	1,410,346	-	-	(1,822)
Discovery Value Fund, Class S*	24,239	814	10,762	14,291	114,469	-	-	(18,984)
Diversified Bond Fund, Class S*	1,469,162	77,344	128,102	1,418,404	15,219,471	-	-	3,658
Diversified International Fund, Class S	199,103	36,252	18,356	216,999	1,245,572	-	-	34,079
Diversified Value Fund, Class S	120,861	10,480	61,671	69,670	519,742	-	-	99,164
Emerging Growth Fund, Class S#	47,546	1,439	48,985	-	-	-	-	46,431
Enhanced Index Growth Fund, Class S*	537,270	30,100	72,590	494,780	3,750,435	-	-	(51,669)
Enhanced Index Value Fund, Class S*	476,222	30,902	64,756	442,368	3,711,468	-	-	(153,153)
Focused International Fund, Class S*	57,172	7,145	7,574	56,743	561,761	-	-	20,819
Focused Value Fund, Class S	149,304	4,970	51,116	103,158	1,416,359	-	-	377,264
Fundamental Value Fund, Class S	159,411	10,880	65,995	104,296	902,162	-	-	(26,326)
High Yield Fund, Class S*	423,694	52,609	179,973	296,330	2,560,289	-	-	279,008
Inflation-Protected and Income Fund, Class S*	1,410,560	88,247	162,890	1,335,917	14,334,389	-	-	98,787
International Bond Fund, Class S*	527,469	44,402	77,805	494,066	4,841,846	-	-	(59,519)
International Equity Fund, Class S*	93,791	21,419	8,383	106,827	1,253,086	1,203	-	21,386
Large Cap Growth Fund, Class S	169,005	5,645	61,303	113,347	820,635	-	-	107,924
Large Cap Value Fund, Class S	46,385	7,103	19,554	33,934	298,961	-	-	65,217
Main Street Small Cap Fund, Class S*	40,673	1,653	18,275	24,051	205,877	-	-	51,506
Mid Cap Growth Equity Fund, Class S	57,031	1,998	5,320	53,709	447,398	-	-	(4,766)
Mid Cap Growth Equity II Fund, Class S	60,710	2,077	5,921	56,866	696,614	-	-	(6,737)
Mid-Cap Value Fund, Class S	120,277	8,945	10,214	119,008	963,963	-	-	(24,648)
Money Market Fund, Class S*	1,046,750	241,238	180,932	1,107,056	1,107,055	-	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement Income Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	537,099	362,499	53,375	846,223	$2,580,979	$-	$-	$(21,207)
Oppenheimer Real Estate Fund, Class Y**	90,198	91,430	9,039	172,589	2,701,016	22,530	-	42,188
Overseas Fund, Class S	517,386	28,973	44,568	501,791	2,995,690	-	-	91,289
Short-Duration Bond Fund, Class S*	1,688,387	204,746	154,426	1,738,707	18,638,940	-	-	21,803
Small Cap Growth Equity Fund, Class S	19,829	4,160	1,653	22,336	306,456	-	-	(423)
Small Cap Value Equity Fund, Class S	81,015	2,450	25,590	57,875	422,486	-	-	(8,864)
Small Company Growth Fund, Class S	78,208	2,390	13,805	66,793	498,275	-	-	2,318
Small Company Value Fund, Class S	54,364	1,842	4,787	51,419	565,097	-	-	(2,414)
Strategic Bond Fund, Class S	524,787	9,988	108,394	426,381	4,161,480	-	-	114,306
Strategic Emerging Markets Fund, Class S*	218,142	13,414	30,568	200,988	2,922,364	-	-	186,599
Value Fund, Class S*	11,860	2,080	4,232	9,708	113,685	-	-	16,710
					$102,827,522	$23,733	$-	$1,473,866
Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	222,433	22,478	88,638	156,273	$845,435	$-	$-	$(52,315)
Blue Chip Growth Fund, Class S	159,321	21,166	63,030	117,457	983,118	-	-	(92,146)
Capital Appreciation Fund, Class S*	108,010	5,538	88,564	24,984	215,365	-	-	(46,043)
Core Bond Fund, Class S*	825,095	278,994	175,791	928,298	10,656,856	-	-	77,776
Core Opportunities Fund, Class S	-	222,118	6,887	215,231	1,624,991	-	-	(4,097)
Discovery Value Fund, Class S*	61,877	3,257	27,600	37,534	300,647	-	-	(62,373)
Diversified Bond Fund, Class S*	1,312,655	124,104	155,760	1,280,999	13,745,122	-	-	(27,263)
Diversified International Fund, Class S	478,540	41,036	63,978	455,598	2,615,130	-	-	(198,263)
Diversified Value Fund, Class S	259,733	20,335	124,238	155,830	1,162,490	-	-	(141,447)
Emerging Growth Fund, Class S#	100,172	4,115	104,287	-	-	-	-	13,545
Enhanced Index Growth Fund, Class S*	922,583	55,786	122,961	855,408	6,483,996	-	-	(257,470)
Enhanced Index Value Fund, Class S*	841,105	46,271	114,104	773,272	6,487,748	-	-	(390,383)
Focused International Fund, Class S*	103,125	17,011	17,163	102,973	1,019,436	-	-	44,001
Focused Value Fund, Class S	167,779	8,149	55,943	119,985	1,647,389	-	-	48,385
Fundamental Value Fund, Class S	332,308	23,545	158,093	197,760	1,710,623	-	-	(186,355)
High Yield Fund, Class S*	351,264	44,033	151,754	243,543	2,104,213	-	-	8,260
Inflation-Protected and Income Fund, Class S*	1,127,845	139,546	162,104	1,105,287	11,859,732	-	-	96,243
International Bond Fund, Class S*	418,548	50,731	83,254	386,025	3,783,046	-	-	(43,291)
International Equity Fund, Class S*	184,621	52,051	30,624	206,048	2,416,942	2,325	-	(111,474)
Large Cap Growth Fund, Class S	365,286	17,861	128,530	254,617	1,843,427	-	-	217,804

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement 2010 Fund (Continued)
Large Cap Value Fund, Class S	104,430	11,526	59,708	56,248	$495,541	$-	$-	$(40,172)
Main Street Small Cap Fund, Class S*	219,365	11,008	79,208	151,165	1,293,971	-	-	(43,030)
Mid Cap Growth Equity Fund, Class S	164,809	8,703	38,352	135,160	1,125,881	-	-	(47,268)
Mid Cap Growth Equity II Fund, Class S	150,025	12,972	15,929	147,068	1,801,586	-	-	(38,416)
Mid-Cap Value Fund, Class S	319,852	31,503	47,825	303,530	2,458,590	-	-	(80,980)
Money Market Fund, Class S*	346,105	155,799	151,321	350,583	350,583	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	490,149	766,358	43,886	1,212,621	3,698,494	-	-	(36,360)
Oppenheimer Real Estate Fund, Class Y**	103,066	102,312	12,344	193,034	3,020,982	25,477	-	50,726
Overseas Fund, Class S	1,152,001	72,214	239,221	984,994	5,880,415	-	-	(69,549)
Short-Duration Bond Fund, Class S*	952,487	208,607	123,161	1,037,933	11,126,646	-	-	38,158
Small Cap Growth Equity Fund, Class S	41,714	7,106	4,490	44,330	608,206	-	-	(2,061)
Small Cap Value Equity Fund, Class S	142,679	6,649	43,135	106,193	775,209	-	-	(37,086)
Small Company Growth Fund, Class S	152,002	7,283	38,853	120,432	898,426	-	-	(15,966)
Small Company Value Fund, Class S	94,974	10,562	10,337	95,199	1,046,238	-	-	(7,045)
Strategic Bond Fund, Class S	436,933	10,048	88,679	358,302	3,497,029	-	-	95,633
Strategic Emerging Markets Fund, Class S*	293,983	60,241	53,779	300,445	4,368,466	-	-	325,676
Value Fund, Class S*	22,394	5,569	4,925	23,038	269,780	-	-	(13,258)
					$114,221,749	$27,802	$-	$(1,027,904)
Destination Retirement 2015 Fund
Aggressive Growth Fund, Class S	-	2,512	3	2,509	$13,572	$-	$-	$(0)†
Blue Chip Growth Fund, Class S	-	2,019	2	2,017	16,880	-	-	(0)†
Capital Appreciation Fund, Class S*	-	301	1	300	2,582	-	-	0 †
Core Bond Fund, Class S*	-	4,891	4	4,887	56,100	-	-	1
Core Opportunities Fund, Class S	-	1,359	-	1,359	10,262	-	-	-
Discovery Value Fund, Class S*	-	627	213	414	3,316	-	-	(123)
Diversified Bond Fund, Class S*	-	7,990	295	7,695	82,570	-	-	35
Diversified International Fund, Class S	-	5,754	8	5,746	32,980	-	-	(2)
Diversified Value Fund, Class S	-	2,120	3	2,117	15,795	-	-	(0)†
Enhanced Index Growth Fund, Class S*	-	6,779	502	6,277	47,582	-	-	(232)
Enhanced Index Value Fund, Class S*	-	6,123	452	5,671	47,579	-	-	(215)
Focused International Fund, Class S*	-	1,472	2	1,470	14,552	-	-	(1)
Focused Value Fund, Class S	-	1,262	463	799	10,969	-	-	(393)
Fundamental Value Fund, Class S	-	3,053	4	3,049	26,378	-	-	(0)†
High Yield Fund, Class S*	-	3,479	473	3,006	25,973	-	-	(86)

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement 2015 Fund (Continued)
Inflation-Protected and Income Fund, Class S*	-	8,326	1,022	7,304	$78,372	$-	$-	$362
International Bond Fund, Class S*	-	3,676	466	3,210	31,454	-	-	(76)
International Equity Fund, Class S*	-	2,003	3	2,000	23,465	23	-	(1)
Large Cap Growth Fund, Class S	-	2,912	4	2,908	21,052	-	-	(0)†
Large Cap Value Fund, Class S	-	919	1	918	8,084	-	-	(0)†
Main Street Small Cap Fund, Class S*	-	1,503	2	1,501	12,849	-	-	0 †
Mid Cap Growth Equity Fund, Class S	-	1,423	2	1,421	11,836	-	-	0 †
Mid Cap Growth Equity II Fund, Class S	-	1,848	3	1,845	22,605	-	-	0 †
Mid-Cap Value Fund, Class S	-	3,648	5	3,643	29,511	-	-	0 †
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	-	10,418	14	10,404	31,733	-	-	(2)
Oppenheimer Real Estate Fund, Class Y**	-	2,656	3	2,653	41,513	286	-	0 †
Overseas Fund, Class S	-	9,976	12	9,964	59,484	-	-	(3)
Short-Duration Bond Fund, Class S*	-	3,852	5	3,847	41,237	-	-	1
Small Cap Growth Equity Fund, Class S	-	1,023	2	1,021	14,012	-	-	0 †
Small Cap Value Equity Fund, Class S	-	1,378	2	1,376	10,045	-	-	0 †
Small Company Growth Fund, Class S	-	1,586	2	1,584	11,820	-	-	0 †
Small Company Value Fund, Class S	-	1,389	2	1,387	15,246	-	-	1
Strategic Bond Fund, Class S	-	3,189	420	2,769	27,026	-	-	42
Strategic Emerging Markets Fund, Class S*	-	2,882	4	2,878	41,842	-	-	(1)
Value Fund, Class S*	-	276	1	275	3,211	-	-	(0)†
					$943,487	$309	$-	$(693)
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	1,597,036	73,415	387,609	1,282,842	$6,940,177	$-	$-	$(296,110)
Blue Chip Growth Fund, Class S	923,542	48,530	173,187	798,885	6,686,670	-	-	(305,442)
Capital Appreciation Fund, Class S*	631,321	28,394	417,505	242,210	2,087,848	-	-	(967,819)
Core Bond Fund, Class S*	1,082,401	712,777	303,328	1,491,850	17,126,434	-	-	105,624
Core Opportunities Fund, Class S	-	654,687	9,349	645,338	4,872,302	-	-	(5,552)
Discovery Value Fund, Class S*	286,463	12,425	173,376	125,512	1,005,352	-	-	470,297
Diversified Bond Fund, Class S*	1,997,993	97,113	300,336	1,794,770	19,257,885	-	-	(80,694)
Diversified International Fund, Class S	2,408,181	126,762	260,645	2,274,298	13,054,468	-	-	(1,140,620)
Diversified Value Fund, Class S	1,514,834	67,691	394,849	1,187,676	8,860,059	-	-	(1,883,189)
Emerging Growth Fund, Class S#	219,174	12,095	231,269	-	-	-	-	239,334
Enhanced Index Growth Fund, Class S*	3,386,638	152,881	494,033	3,045,486	23,084,786	-	-	(1,042,948)

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement 2020 Fund (Continued)
Enhanced Index Value Fund, Class S*	2,898,989	155,880	373,391	2,681,478	$22,497,603	$-	$-	$(1,777,373)
Focused International Fund, Class S*	530,821	35,815	51,547	515,089	5,099,383	-	-	134,567
Focused Value Fund, Class S	547,824	21,863	168,041	401,646	5,514,604	-	-	(449,811)
Fundamental Value Fund, Class S	2,009,930	90,932	551,663	1,549,199	13,400,567	-	-	(1,742,626)
High Yield Fund, Class S*	971,601	116,128	213,114	874,615	7,556,670	-	-	(125,269)
Inflation-Protected and Income Fund, Class S*	1,632,757	141,876	251,054	1,523,579	16,348,003	-	-	151,355
International Bond Fund, Class S*	807,717	309,849	102,638	1,014,928	9,946,290	-	-	(76,826)
International Equity Fund, Class S*	960,176	148,257	100,077	1,008,356	11,828,013	11,347	-	(625,747)
Large Cap Growth Fund, Class S	1,874,592	82,926	440,282	1,517,236	10,984,787	-	-	718,084
Large Cap Value Fund, Class S	579,881	26,712	243,670	362,923	3,197,355	-	-	(665,016)
Main Street Small Cap Fund, Class S*	2,331,740	91,460	478,288	1,944,912	16,648,449	-	-	(297,642)
Mid Cap Growth Equity Fund, Class S	770,109	33,704	149,097	654,716	5,453,788	-	-	(406,166)
Mid Cap Growth Equity II Fund, Class S	707,999	31,607	81,697	657,909	8,059,389	-	-	(316,452)
Mid-Cap Value Fund, Class S	1,528,475	96,646	211,435	1,413,686	11,450,854	-	-	(514,443)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	1,455,931	2,639,930	558,316	3,537,545	10,789,511	-	-	(287,222)
Oppenheimer Real Estate Fund, Class Y**	275,674	311,467	27,360	559,781	8,760,565	72,476	-	(75,526)
Overseas Fund, Class S	5,142,483	417,245	539,076	5,020,652	29,973,294	-	-	(2,345,099)
Short-Duration Bond Fund, Class S*	690,294	248,328	56,590	882,032	9,455,381	-	-	19,836
Small Cap Growth Equity Fund, Class S	128,395	20,516	12,774	136,137	1,867,805	-	-	(7,153)
Small Cap Value Equity Fund, Class S	465,270	31,004	66,346	429,928	3,138,474	-	-	(79,942)
Small Company Growth Fund, Class S	458,991	73,523	68,382	464,132	3,462,424	-	-	(63,030)
Small Company Value Fund, Class S	313,214	44,619	31,224	326,609	3,589,429	-	-	(24,359)
Strategic Bond Fund, Class S	512,937	37,179	43,891	506,225	4,940,755	-	-	43,997
Strategic Emerging Markets Fund, Class S*	1,029,667	114,216	127,713	1,016,170	14,775,112	-	-	738,414
Value Fund, Class S*	114,689	37,718	46,313	106,094	1,242,363	-	-	(209,150)
					$342,956,849	$83,823	$-	$(13,189,718)
Destination Retirement 2025 Fund
Aggressive Growth Fund, Class S	-	3,684	5	3,679	$19,905	$-	$-	$(0)†
Blue Chip Growth Fund, Class S	-	2,799	3	2,796	23,400	-	-	(0)†
Capital Appreciation Fund, Class S*	-	440	1	439	3,788	-	-	(0)†
Core Bond Fund, Class S*	-	1,868	1	1,867	21,436	-	-	0 †
Core Opportunities Fund, Class S	-	1,359	-	1,359	10,262	-	-	-
Discovery Value Fund, Class S*	-	735	485	250	2,003	-	-	(397)

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement 2025 Fund (Continued)
Diversified Bond Fund, Class S*	-	1,840	2	1,838	$19,718	$-	$-	$0	†
Diversified International Fund, Class S	-	6,616	9	6,607	37,927	-	-	(3)
Diversified Value Fund, Class S	-	3,109	4	3,105	23,166	-	-	0	†
Enhanced Index Growth Fund, Class S*	-	9,255	505	8,750	66,326	-	-	(232)
Enhanced Index Value Fund, Class S*	-	8,359	455	7,904	66,315	-	-	(215)
Focused International Fund, Class S*	-	1,729	2	1,727	17,099	-	-	(1)
Focused Value Fund, Class S	-	1,262	463	799	10,969	-	-	(392)
Fundamental Value Fund, Class S	-	4,479	6	4,473	38,687	-	-	(0	)†
High Yield Fund, Class S*	-	5,103	476	4,627	39,981	-	-	(89)
Inflation-Protected and Income Fund, Class S*	-	1,959	2	1,957	20,994	-	-	0	†
International Bond Fund, Class S*	-	3,062	219	2,843	27,866	26	-	(29)
International Equity Fund, Class S*	-	2,324	3	2,321	27,223	-	-	(1)
Large Cap Growth Fund, Class S	-	4,271	6	4,265	30,876	-	-	(0	)†
Large Cap Value Fund, Class S	-	1,348	2	1,346	11,856	-	-	(0	)†
Main Street Small Cap Fund, Class S*	-	2,147	61	2,086	17,855	-	-	(50)
Mid Cap Growth Equity Fund, Class S	-	1,669	2	1,667	13,888	-	-	0	†
Mid Cap Growth Equity II Fund, Class S	-	2,168	3	2,165	26,523	-	-	0	†
Mid-Cap Value Fund, Class S	-	4,279	5	4,274	34,622	-	-	0	†
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	-	11,906	1,076	10,830	33,032	-	-	(306)
Oppenheimer Real Estate Fund, Class Y**	-	2,598	3	2,595	40,619	280	-	0	†
Overseas Fund, Class S	-	14,598	19	14,579	87,037	-	-	(4)
Short-Duration Bond Fund, Class S*	-	1,437	1	1,436	15,394	-	-	0	†
Small Cap Growth Equity Fund, Class S	-	1,279	2	1,277	17,516	-	-	0	†
Small Cap Value Equity Fund, Class S	-	1,722	2	1,720	12,556	-	-	0	†
Small Company Growth Fund, Class S	-	1,984	3	1,981	14,775	-	-	0	†
Small Company Value Fund, Class S	-	1,736	2	1,734	19,058	-	-	1
Strategic Bond Fund, Class S	-	808	1	807	7,876	-	-	0	†
Strategic Emerging Markets Fund, Class S*	-	3,394	5	3,389	49,280	-	-	(2)
Value Fund, Class S*	-	388	-	388	4,540	-	-	(0	)†
					$914,368	$306	$-	$(1,720)
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	1,767,703	89,460	248,094	1,609,069	$8,705,064	$-	$-	$(201,615)
Blue Chip Growth Fund, Class S	1,398,391	60,473	382,808	1,076,056	9,006,587	-	-	(660,921)

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement 2030 Fund (Continued)
Capital Appreciation Fund, Class S*	677,632	30,901	265,293	443,240	$3,820,729	$-	$-	$(686,743)
Core Bond Fund, Class S*	301,716	274,691	168,295	408,112	4,685,130	-	-	104,152
Core Opportunities Fund, Class S	-	519,052	6,582	512,470	3,869,147	-	-	(3,700)
Discovery Value Fund, Class S*	244,261	10,292	153,875	100,678	806,430	-	-	(376,007)
Diversified Bond Fund, Class S*	440,525	20,611	82,483	378,653	4,062,947	-	-	(5,412)
Diversified International Fund, Class S	2,213,545	112,245	384,192	1,941,598	11,144,774	-	-	(1,732,425)
Diversified Value Fund, Class S	1,721,666	76,177	324,541	1,473,302	10,990,831	-	-	(1,669,206)
Emerging Growth Fund, Class S#	694,221	22,459	716,680	-	-	-	-	(405,032)
Enhanced Index Growth Fund, Class S*	1,822,838	153,566	154,271	1,822,133	13,811,772	-	-	(306,696)
Enhanced Index Value Fund, Class S*	1,838,742	84,514	208,759	1,714,497	14,384,630	-	-	(972,249)
Focused International Fund, Class S*	427,251	38,510	35,317	430,444	4,261,398	-	-	(123,834)
Focused Value Fund, Class S	437,925	17,503	141,260	314,168	4,313,522	-	-	(589,042)
Fundamental Value Fund, Class S	2,221,588	114,352	319,512	2,016,428	17,442,102	-	-	(1,035,637)
High Yield Fund, Class S*	684,895	150,657	106,696	728,856	6,297,314	-	-	(62,076)
Inflation-Protected and Income Fund, Class S*	678,296	79,478	165,462	592,312	6,355,502	-	-	72,664
International Bond Fund, Class S*	565,367	48,610	63,694	550,283	5,392,769	-	-	(45,968)
International Equity Fund, Class S*	833,324	100,446	70,260	863,510	10,128,970	9,697	-	(422,075)
Large Cap Growth Fund, Class S	2,033,853	90,156	321,626	1,802,383	13,049,251	-	-	502,808
Large Cap Value Fund, Class S	683,269	31,022	180,931	533,360	4,698,903	-	-	(586,169)
Main Street Small Cap Fund, Class S*	1,406,941	54,653	231,179	1,230,415	10,532,354	-	-	(633,930)
Mid Cap Growth Equity Fund, Class S	703,053	30,554	123,448	610,159	5,082,627	-	-	(161,844)
Mid Cap Growth Equity II Fund, Class S	610,808	28,893	50,891	588,810	7,212,922	-	-	(159,574)
Mid-Cap Value Fund, Class S	1,348,916	86,445	129,391	1,305,970	10,578,358	-	-	(376,498)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	1,167,586	2,194,159	430,164	2,931,581	8,941,321	-	-	(189,851)
Oppenheimer Real Estate Fund, Class Y**	235,335	218,049	21,449	431,935	6,759,790	56,713	-	(57,194)
Overseas Fund, Class S	4,151,162	448,123	354,810	4,244,475	25,339,513	-	-	(1,881,988)
Short-Duration Bond Fund, Class S*	337,691	89,851	24,223	403,319	4,323,584	-	-	8,221
Small Cap Growth Equity Fund, Class S	157,310	127,811	13,889	271,232	3,721,308	-	-	(7,079)
Small Cap Value Equity Fund, Class S	645,521	26,526	126,151	545,896	3,985,040	-	-	(171,132)
Small Company Growth Fund, Class S	435,601	24,050	58,748	400,903	2,990,733	-	-	15,797
Small Company Value Fund, Class S	432,468	20,040	61,528	390,980	4,296,875	-	-	(257,211)
Strategic Bond Fund, Class S	126,493	6,316	21,195	111,614	1,089,356	-	-	21,359

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement 2030 Fund (Continued)
Strategic Emerging Markets Fund, Class S*	901,825	121,982	88,114	935,693	$13,604,971	$-	$-	$507,608
Value Fund, Class S*	127,280	33,058	39,427	120,911	1,415,873	-	-	(199,076)
					$267,102,397	$66,410	$-	$(12,747,575)
Destination Retirement 2035 Fund
Aggressive Growth Fund, Class S	-	4,605	6	4,599	$24,882	$-	$-	$(0	)†
Blue Chip Growth Fund, Class S	-	3,500	5	3,495	29,250	-	-	(0	)†
Capital Appreciation Fund, Class S*	-	550	1	549	4,735	-	-	(0	)†
Core Bond Fund, Class S*	-	1,673	1	1,672	19,192	-	-	0	†
Core Opportunities Fund, Class S	-	1,235	-	1,235	9,327	-	-	-
Discovery Value Fund, Class S*	-	735	485	250	2,003	-	-	(396)
Diversified Bond Fund, Class S*	-	1,695	2	1,693	18,161	-	-	(0	)†
Diversified International Fund, Class S	-	7,336	10	7,326	42,049	-	-	(3)
Diversified Value Fund, Class S	-	3,887	5	3,882	28,957	-	-	0	†
Enhanced Index Growth Fund, Class S*	-	7,486	256	7,230	54,807	-	-	(116)
Enhanced Index Value Fund, Class S*	-	6,762	232	6,530	54,784	-	-	(118)
Focused International Fund, Class S*	-	1,914	3	1,911	18,918	-	-	(1)
Focused Value Fund, Class S	-	1,262	463	799	10,969	-	-	(392)
Fundamental Value Fund, Class S	-	5,598	7	5,591	48,359	-	-	(0	)†
High Yield Fund, Class S*	-	1,739	119	1,620	13,998	-	-	(22)
Inflation-Protected and Income Fund, Class S*	-	979	1	978	10,497	-	-	0	†
International Bond Fund, Class S*	-	2,552	75	2,477	24,276	-	-	(8)
International Equity Fund, Class S*	-	2,468	3	2,465	28,915	28	-	(1)
Large Cap Growth Fund, Class S	-	5,338	7	5,331	38,596	-	-	(1)
Large Cap Value Fund, Class S	-	1,684	2	1,682	14,821	-	-	(0	)†
Main Street Small Cap Fund, Class S*	-	1,825	277	1,548	13,255	-	-	(82)
Mid Cap Growth Equity Fund, Class S	-	1,631	2	1,629	13,572	-	-	0	†
Mid Cap Growth Equity II Fund, Class S	-	2,119	3	2,116	25,920	-	-	0	†
Mid-Cap Value Fund, Class S	-	4,279	5	4,274	34,622	-	-	0	†
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	-	11,906	1,076	10,830	33,032	-	-	(307)
Oppenheimer Real Estate Fund, Class Y**	-	2,598	3	2,595	40,619	280	-	0	†
Overseas Fund, Class S	-	16,805	22	16,783	100,197	-	-	(5)
Short-Duration Bond Fund, Class S*	-	1,528	2	1,526	16,364	-	-	0	†
Small Cap Growth Equity Fund, Class S	-	1,388	2	1,386	19,017	-	-	0	†

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement 2035 Fund (Continued)
Small Cap Value Equity Fund, Class S	-	1,869	2	1,867	$13,633	$-	$-	$0 †
Small Company Growth Fund, Class S	-	2,153	3	2,150	16,041	-	-	0 †
Small Company Value Fund, Class S	-	1,885	2	1,883	20,691	-	-	1
Strategic Bond Fund, Class S	-	744	105	639	6,237	-	-	9
Strategic Emerging Markets Fund, Class S*	-	3,586	5	3,581	52,070	-	-	(2)
Value Fund, Class S*	-	472	1	471	5,510	-	-	(0)†
					$908,276	$308	$-	$(1,444)
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	1,243,868	75,686	260,303	1,059,251	$5,730,547	$-	$-	$(154,157)
Blue Chip Growth Fund, Class S	772,461	47,232	148,519	671,174	5,617,729	-	-	(261,629)
Capital Appreciation Fund, Class S*	447,875	27,415	171,393	303,897	2,619,594	-	-	(445,009)
Core Bond Fund, Class S*	160,387	180,333	100,274	240,446	2,760,320	-	-	76,598
Core Opportunities Fund, Class S	-	309,928	6,703	303,225	2,289,346	-	-	(1,890)
Discovery Value Fund, Class S*	145,742	8,685	92,520	61,907	495,871	-	-	(224,682)
Diversified Bond Fund, Class S*	101,191	34,252	9,046	126,397	1,356,241	-	-	9,058
Diversified International Fund, Class S	1,218,351	94,131	140,554	1,171,928	6,726,867	-	-	(582,264)
Diversified Value Fund, Class S	1,111,710	66,734	271,221	907,223	6,767,885	-	-	(1,099,247)
Emerging Growth Fund, Class S#	376,707	16,344	393,051	-	-	-	-	(586)
Enhanced Index Growth Fund, Class S*	1,164,179	73,389	107,998	1,129,570	8,562,144	-	-	(213,001)
Enhanced Index Value Fund, Class S*	1,007,752	83,547	91,262	1,000,037	8,390,314	-	-	(392,315)
Focused International Fund, Class S*	260,592	28,017	24,586	264,023	2,613,832	-	-	66,557
Focused Value Fund, Class S	250,887	13,775	82,001	182,661	2,507,938	-	-	(278,322)
Fundamental Value Fund, Class S	1,435,129	88,622	265,699	1,258,052	10,882,149	-	-	(849,937)
High Yield Fund, Class S*	208,903	24,893	53,344	180,452	1,559,101	-	-	(7,026)
Inflation-Protected and Income Fund, Class S*	100,213	59,397	9,209	150,401	1,613,801	-	-	5,813
International Bond Fund, Class S*	318,774	31,398	68,393	281,779	2,761,434	-	-	(52,277)
International Equity Fund, Class S*	529,183	70,370	49,269	550,284	6,454,834	6,184	-	(263,752)
Large Cap Growth Fund, Class S	1,255,977	76,153	261,299	1,070,831	7,752,815	-	-	433,029
Large Cap Value Fund, Class S	440,273	27,214	107,765	359,722	3,169,152	-	-	(320,713)
Main Street Small Cap Fund, Class S*	750,443	41,605	165,471	626,577	5,363,499	-	-	(106,919)
Mid Cap Growth Equity Fund, Class S	408,573	24,475	58,698	374,350	3,118,337	-	-	(81,227)
Mid Cap Growth Equity II Fund, Class S	372,646	40,409	46,065	366,990	4,495,622	-	-	(139,910)
Mid-Cap Value Fund, Class S	795,686	77,510	70,934	802,262	6,498,320	-	-	(249,239)

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement 2040 Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	733,487	1,295,505	156,845	1,872,147	$5,710,049	$-	$-	$(143,704)
Oppenheimer Real Estate Fund, Class Y**	160,223	130,329	15,730	274,822	4,300,959	36,540	-	19,671
Overseas Fund, Class S	2,851,417	235,149	358,833	2,727,733	16,284,565	-	-	(1,290,243)
Short-Duration Bond Fund, Class S*	165,434	68,224	41,307	192,351	2,062,002	-	-	43,482
Small Cap Growth Equity Fund, Class S	95,365	77,156	9,124	163,397	2,241,809	-	-	(2,995)
Small Cap Value Equity Fund, Class S	376,914	21,091	93,172	304,833	2,225,281	-	-	(196,830)
Small Company Growth Fund, Class S	262,342	33,821	36,699	259,464	1,935,602	-	-	50,676
Small Company Value Fund, Class S	252,633	35,504	30,623	257,514	2,830,082	-	-	(132,171)
Strategic Bond Fund, Class S	36,638	6,778	3,077	40,339	393,711	-	-	3,122
Strategic Emerging Markets Fund, Class S*	479,739	122,335	53,246	548,828	7,979,964	-	-	303,017
Value Fund, Class S*	78,177	21,850	24,261	75,766	887,226	-	-	(107,518)
					$156,958,942	$42,724	$-	$(6,586,540)
Destination Retirement 2045 Fund
Aggressive Growth Fund, Class S	-	5,024	7	5,017	$27,144	$-	$-	$(0)†
Blue Chip Growth Fund, Class S	-	3,817	5	3,812	31,909	-	-	(0)†
Capital Appreciation Fund, Class S*	-	600	1	599	5,165	-	-	(0)†
Core Bond Fund, Class S*	-	581	-	581	6,675	-	-	-
Core Opportunities Fund, Class S	-	1,235	-	1,235	9,327	-	-	-
Discovery Value Fund, Class S*	-	835	283	552	4,422	-	-	(164)
Diversified Bond Fund, Class S*	-	363	-	363	3,892	-	-	-
Diversified International Fund, Class S	-	7,911	11	7,900	45,347	-	-	(3)
Diversified Value Fund, Class S	-	4,241	6	4,235	31,590	-	-	(0)†
Enhanced Index Growth Fund, Class S*	-	6,957	256	6,701	50,791	-	-	(116)
Enhanced Index Value Fund, Class S*	-	6,282	231	6,051	50,769	-	-	(118)
Focused International Fund, Class S*	-	2,134	203	1,931	19,121	-	-	(201)
Focused Value Fund, Class S	-	1,262	463	799	10,969	-	-	(393)
Fundamental Value Fund, Class S	-	6,107	8	6,099	52,755	-	-	(0)†
High Yield Fund, Class S*	-	869	118	751	6,493	-	-	(22)
Inflation-Protected and Income Fund, Class S*	-	735	1	734	7,873	-	-	0 †
International Bond Fund, Class S*	-	2,042	64	1,978	19,381	-	-	(7)
International Equity Fund, Class S*	-	2,828	4	2,824	33,130	32	-	(1)
Large Cap Growth Fund, Class S	-	5,823	8	5,815	42,104	-	-	(1)
Large Cap Value Fund, Class S	-	1,837	2	1,835	16,168	-	-	(0)†

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement 2045 Fund (Continued)
Main Street Small Cap Fund, Class S*	-	2,255	3	2,252	$19,273	$-	$-	$0 †
Mid Cap Growth Equity Fund, Class S	-	1,859	2	1,857	15,466	-	-	0 †
Mid Cap Growth Equity II Fund, Class S	-	2,414	3	2,411	29,537	-	-	(0)†
Mid-Cap Value Fund, Class S	-	4,864	6	4,858	39,347	-	-	0 †
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	-	11,906	617	11,289	34,432	-	-	(146)
Oppenheimer Real Estate Fund, Class Y**	-	2,785	4	2,781	43,520	300	-	0 †
Overseas Fund, Class S	-	17,377	23	17,354	103,606	-	-	(5)
Short-Duration Bond Fund, Class S*	-	722	1	721	7,732	-	-	0 †
Small Cap Growth Equity Fund, Class S	-	1,461	2	1,459	20,018	-	-	0 †
Small Cap Value Equity Fund, Class S	-	1,919	2	1,917	13,991	-	-	1
Small Company Growth Fund, Class S	-	2,266	3	2,263	16,885	-	-	0 †
Small Company Value Fund, Class S	-	1,934	2	1,932	21,236	-	-	1
Strategic Bond Fund, Class S	-	159	-	159	1,554	-	-	-
Strategic Emerging Markets Fund, Class S*	-	3,714	5	3,709	53,929	-	-	(1)
Value Fund, Class S*	-	517	1	516	6,046	-	-	(0)†
					$901,597	$332	$-	$(1,176)
Destination Retirement 2050 Fund
Aggressive Growth Fund, Class S	132,441	30,878	47,283	116,036	$627,755	$-	$-	$41,292
Blue Chip Growth Fund, Class S	121,485	25,527	63,139	83,873	702,018	-	-	157,066
Capital Appreciation Fund, Class S*	47,325	11,200	26,181	32,344	278,806	-	-	36,975
Core Bond Fund, Class S*	9,942	6,319	6,798	9,463	108,630	-	-	3,272
Core Opportunities Fund, Class S	-	35,604	838	34,766	262,480	-	-	(385)
Discovery Value Fund, Class S*	15,038	3,578	8,013	10,603	84,934	-	-	7,124
Diversified Bond Fund, Class S*	6,074	2,202	862	7,414	79,553	-	-	632
Diversified International Fund, Class S	123,498	34,357	21,572	136,283	782,267	-	-	(1,399)
Diversified Value Fund, Class S	115,164	26,730	38,600	103,294	770,572	-	-	38,417
Emerging Growth Fund, Class S#	23,969	5,660	29,629	-	-	-	-	23,055
Enhanced Index Growth Fund, Class S*	126,507	32,045	19,508	139,044	1,053,953	-	-	(18,861)
Enhanced Index Value Fund, Class S*	107,427	30,927	15,901	122,453	1,027,380	-	-	(37,851)
Focused International Fund, Class S*	27,364	7,821	4,174	31,011	307,008	-	-	11,586
Focused Value Fund, Class S	25,560	5,269	10,455	20,374	279,737	-	-	44,391
Fundamental Value Fund, Class S	150,857	36,033	43,548	143,342	1,239,904	-	-	(12,441)
High Yield Fund, Class S*	18,530	4,956	6,734	16,752	144,734	-	-	(716)

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Destination Retirement 2050 Fund (Continued)
Inflation-Protected and Income Fund, Class S*	9,270	5,406	1,454	13,222	$141,875	$-	$-	$1,063
International Bond Fund, Class S*	30,895	11,676	5,640	36,931	361,925	-	-	(2,997)
International Equity Fund, Class S*	54,757	16,713	8,217	63,253	741,963	714	-	11,918
Large Cap Growth Fund, Class S	71,402	62,362	14,651	119,113	862,376	-	-	23,324
Large Cap Value Fund, Class S	46,453	11,076	16,612	40,917	360,476	-	-	26,829
Main Street Small Cap Fund, Class S*	76,253	16,748	14,641	78,360	670,764	-	-	6,369
Mid Cap Growth Equity Fund, Class S	43,120	10,012	9,948	43,184	359,724	-	-	(10,020)
Mid Cap Growth Equity II Fund, Class S	37,181	10,327	5,379	42,129	516,074	-	-	(7,855)
Mid-Cap Value Fund, Class S	83,621	22,000	12,949	92,672	750,644	-	-	(3,660)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	77,395	161,568	14,218	224,745	685,472	-	-	5,226
Oppenheimer Real Estate Fund, Class Y**	11,877	22,255	2,221	31,911	499,400	3,989	-	13,720
Overseas Fund, Class S	292,239	78,060	53,999	316,300	1,888,311	-	-	100,582
Short-Duration Bond Fund, Class S*	9,317	5,677	1,391	13,603	145,823	-	-	932
Small Cap Growth Equity Fund, Class S	10,853	8,510	1,638	17,725	243,187	-	-	(848)
Small Cap Value Equity Fund, Class S	40,115	8,743	11,998	36,860	269,075	-	-	1,518
Small Company Growth Fund, Class S	39,652	9,100	7,983	40,769	304,136	-	-	(8,424)
Small Company Value Fund, Class S	26,640	9,225	4,002	31,863	350,179	-	-	(3,050)
Strategic Bond Fund, Class S	3,196	780	1,175	2,801	27,339	-	-	1,210
Strategic Emerging Markets Fund, Class S*	41,452	28,176	6,829	62,799	913,099	-	-	42,030
Value Fund, Class S*	7,579	4,313	2,863	9,029	105,730	-	-	4,805
					$17,947,303	$4,703	$-	$494,829

*MassMutual Premier Fund.

**Fund advised by OppenheimerFunds, Inc.

†Amount is less than $0.50.

#The Fund was terminated effective May 21, 2010.

8. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level

Notes to Financial Statements (Unaudited) (Continued)

3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and subadvisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees' Approval of Investment Advisory Contracts

At their meeting in February 2010, the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the "Independent Trustees"), approved (i) the termination of the subadvisory agreement (Prior Subadvisory Agreement) with Cooke & Bieler, L.P. ("Cooke & Bieler") and the approval of a new subadvisory agreement (New Subadvisory Agreement) with NFJ Investment Group LLC ("NFJ") as co-subadviser for the Mid-Cap Value Fund; and (ii) the approval of a New Subadvisory Agreement with The Boston Company Asset Management, LLC ("The Boston Company") as co-subadviser for the Core Opportunities Fund. In all of their deliberations, the Trustees were advised by independent counsel.

With respect to the Mid-Cap Value Fund, after arriving at the decision to replace Cooke & Bieler as co-subadviser of the Fund, the Trustees determined that the combination of the Fund's other subadviser, Systematic Financial Management, L.P.'s generally more consistent approach with NFJ's contrarian style was a better fit for the Fund and would improve the odds of success (returns and consistency versus benchmark/competitors) in most market environments.

With respect to the Core Opportunities Fund, the Trustees concluded that it was appropriate to add a co-subadviser to the Fund along with Victory Capital Management Inc. ("Victory"). The Trustees concluded that it would be desirable to maintain Victory's more opportunistic approach while bringing the Fund back into the Morningstar large cap core style box. They determined that this could best be accomplished through the combination of The Boston Company's and Victory's two distinct and complementary investment strategies in order to maintain a large cap core style while delivering more consistent performance results.

In reviewing the New Subadvisory Agreements, the Trustees discussed with MassMutual and considered a wide range of information about, among other things: (i) each subadviser and its personnel with responsibilities for providing services to the Funds; (ii) the terms of each New Subadvisory Agreement; (iii) the scope and quality of services that each subadviser will provide under each New Subadvisory Agreement; (iv) the historical investment performance track record of each subadviser; and (v) the fees payable to each subadviser by MassMutual and the effect of such fees on the profitability to MassMutual.

Prior to the vote being taken to approve the New Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of the contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Other Information (Unaudited) (Continued)

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreements; (ii) MassMutual's level of profitability from its relationship with the Funds were not excessive and the subadvisory fee amounts under the New Subadvisory Agreements are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of each subadviser appear well suited to each Fund, given its investment objectives and policies; and (iv) the terms of the New Subadvisory Agreements were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

The New Subadvisory Agreements for the Mid-Cap Value and Core Opportunities Funds became effective on March 10 and March 31, 2010, respectively.

At their meeting in February 2010, the Trustees, including the Independent Trustees, also approved the advisory agreements for four new series of the Trust, the Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund, and Destination Retirement 2045 Fund, subject to approval by the shareholders of each Fund of the advisory agreements. In preparation for the meeting, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the advisory agreements (the "Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing and approving the advisory agreements, the Trustees considered the Materials and information discussed with representatives of MassMutual at the meeting relating to MassMutual and the nature, scope, and quality of services MassMutual would provide to the Funds. The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Trustees also reviewed and considered information included in the Materials, or discussed at the meeting, concerning possible economies of scale and potential profitability of MassMutual's advisory relationship with the Funds. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the advisory agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the advisory agreements, including the anticipated level of MassMutual's oversight of the Funds; (ii) MassMutual's projected levels of profitability from its relationship with the Funds were not excessive and the advisory fee amounts under the advisory agreements and the Funds' total expenses are fair and reasonable; and (iii) the terms of the advisory agreements were fair and reasonable with respect to each Fund and were in the best interests of each Fund's shareholders.

Other Information (Unaudited) (Continued)

The advisory agreements became effective on April 1, 2010.

At their meetings in April and May 2010, the Contract Committee (the "Committee") and the Trustees, including the Independent Trustees, re-approved, as applicable, the existing advisory and subadvisory agreements (collectively, the "Contracts") for each of the Strategic Bond Fund, Strategic Balanced Fund, Diversified Value Fund, Fundamental Value Fund, Value Equity Fund, Large Cap Value Fund, Indexed Equity Fund, Core Opportunities Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Aggressive Growth Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Diversified International Fund, Overseas Fund, Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund, and Destination Retirement 2050 Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee's review, MassMutual provided commentary and analysis regarding each Fund's performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. Throughout the discussion, MassMutual responded to Committee members' questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one-year, three- or five-year period below are to periods ended December 31, 2009. The three-year period does not apply for any Fund that does not yet have a three-year performance history.)

The Committee noted that, in the case of a number of Funds, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their peer categories for the

Other Information (Unaudited) (Continued)

most recent one- and three-year periods. These Funds included the Strategic Balanced Fund, Focused Value Fund, Aggressive Growth Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Overseas Fund, and Destination Retirement Income, 2040, and 2050 Funds. The Committee also noted that the Fundamental Value Fund's expenses are in the first quartile of its peer group, and that its performance for the three- and five-year periods had been very favorable, although its performance was slightly below the median of its performance category for the one-year period. The Committee reviewed this information with MassMutual, and determined that further inquiry was not required at this time.

The Committee also noted that, in the case of a number of other Funds, expense information showed the Funds to be in the first or second quartile of their peer groups, and performance information showed the Funds to have had first or second quartile investment performance in their peer categories for the one-year period, showing an improvement from a third- or fourth-quartile performance ranking for the three-year period. These Funds included the Large Cap Value Fund, Blue Chip Growth Fund, Diversified International Fund, and Destination Retirement 2010, 2020, and 2030 Funds. The Trustees included among these Funds the Strategic Bond Fund, whose expenses were slightly above the median of its peer group. For each of these Funds, the Committee reviewed with MassMutual the factors that had led to the improvement in performance and considered factors that may have contributed to the less favorable three-year performance numbers. The Committee determined that further inquiry was not required at this time.

The Committee considered the expenses and performance of the Indexed Equity Fund and NASDAQ-100 Fund. MassMutual noted that each of these Funds was performing within an acceptable tracking error of its benchmark index and in accordance with expectations. MassMutual explained that expense and performance information is difficult to analyze for these Funds, because a number of the other funds in the comparison groups tend to be ultra-low priced retail index funds that skew the data. MassMutual noted that the Third-Party Report showed the Indexed Equity Fund to have low expenses relative to its peers, but to have underperformed its peers for the one- and three-year periods; and the NASDAQ-100 Fund to have relatively high expenses, but to have outperformed its peers for the one- and three-year periods. The Committee considered MassMutual's statements to the effect that MassMutual was satisfied with the performance of the Funds, and that the Funds were performing the role in the Select Fund family that they were intended to fulfill.

The Committee considered information regarding Funds that had underperformed in recent periods compared to their peers, and that had recently experienced changes in subadvisory relationships. The Committee considered that each of the Funds had relatively favorable expenses, but had achieved unfavorable relative performance.

•

Diversified Value Fund - MassMutual noted that the Fund's subadviser had been replaced in January 2010 with a combination of Loomis, Sayles & Company, L.P. and Brandywine Global Investment Management, LLC, and that MassMutual expects that this combination will provide improved results.

•

Core Opportunities Fund - MassMutual noted that the Fund had outperformed its benchmark index in recent periods, but that in March 2010 The Boston Company Asset Management, LLC ("The Boston Company") had been added as a subadviser to the Fund in an attempt to shift the current categorization of the Fund to large blend from large growth.

•

Large Cap Growth Fund - MassMutual noted that the Fund's subadviser had been replaced in May 2009 with Rainier Investment Management, Inc., and that the Fund's portfolio had been restructured to offer the potential for attractive excess returns over time.

Other Information (Unaudited) (Continued)

•

Mid-Cap Value Fund - MassMutual noted that Systematic Financial Management, L.P. had been added as a subadviser to the Fund in June 2009, and that NFJ Investment Group LLC had replaced the Fund's other subadviser in March 2010.

•	Small Cap Value Equity Fund - MassMutual noted that the Fund's subadviser had been replaced in October 2009 with Wellington Management Company, LLP and Barrow, Hanley, Mewhinney & Strauss, LLC.

MassMutual reported to the Committee that it expects that the performance of each Fund will improve in response to these changes, and the Committee considered MassMutual's confidence in the investment program of each Fund in light of the recent changes.

The Committee noted that the Small Company Value Fund has had a long-term record of favorable performance, although it ranked in the third quartile of its performance category in 2009. MassMutual noted that the Fund had outperformed its benchmark for the year, and that it remains confident in the capabilities of the Fund's subadvisers. The Committee considered that the Fund's expense ratio compares favorably with those of its peers.

As to the Value Equity Fund, the Committee noted that the Fund has incurred expenses that place it in the second quartile of its peer group, and that, although the Fund has consistently outperformed its benchmark index, it has underperformed against its peers. The Committee considered MassMutual's statements that it remains confident in the subadviser's ability to provide favorable performance against the benchmark index, but was considering the possibility of adjusting the Fund's investment strategy in the future to add value relative to the Fund's peers.

The Committee considered that the Mid Cap Growth Equity Fund had relatively low expenses compared to its peers. It also considered MassMutual's statements that the combination of the Fund's two subadvisers had produced below median performance since the subadvisers were put in place late in 2007, because the two had produced largely offsetting periods of over- and underperformance. The Committee considered MassMutual's statements that it remained confident in the abilities of the two subadvisers and that the Fund had achieved favorable performance in 2010 year-to-date.

The Committee noted that the Small Company Growth Fund's expense ratio was in the first quartile of its peer group. It considered MassMutual's statement that one subadviser, Eagle Asset Management, Inc., had provided top-quartile performance in the Fund's performance category in 2007 and 2008. MassMutual noted, however, that The Boston Company had replaced an earlier subadviser in September 2008, and that the prior subadviser's performance, and relative underperformance by The Boston Company had held back the Fund's relative performance. MassMutual stated that The Boston Company's performance had improved in recent periods and that it remained confident in the subadviser's investment program for the Fund.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual's advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each individual Fund, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called "soft-dollar arrangements."

Other Information (Unaudited) (Continued)

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of each Fund and the subadvisory process; (ii) MassMutual's levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund's total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of each subadviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

Submission of Matters to a Vote of Security Holders

Pursuant to a written consent, dated March 1, 2010, MassMutual, in its capacity as the majority shareholder of the Strategic Bond Fund, Strategic Balanced Fund, Global Allocation Fund, Diversified Value Fund, Fundamental Value Fund, Value Equity Fund, Large Cap Value Fund, Indexed Equity Fund, Core Opportunities Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Aggressive Growth Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Diversified International Fund, Overseas Fund, Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund, and Destination Retirement 2050 Fund, elected the Trustees of the Trust, as described in the Information Statement dated February 8, 2010.

Pursuant to a written consent, dated March 1, 2010, MassMutual, in its capacity as the majority shareholder of the  Strategic Bond Fund, Strategic Balanced Fund, Diversified Value Fund, Fundamental Value Fund, Value Equity Fund, Large Cap Value Fund, Indexed Equity Fund, Core Opportunities Fund, Blue Chip Growth Fund, Aggressive Growth Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Overseas Fund, Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund, and Destination Retirement 2050 Fund (each a "Fund"), approved certain changes to the Funds' investment objectives and the modernization and standardization of certain fundamental investment restrictions as described in the Information Statement dated February 8, 2010.

Pursuant to a written consent, dated March 1, 2010, MassMutual, Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund, and Destination Retirement 2050 Fund, together, as the owners of a majority of the issued and outstanding shares of the  Large Cap Growth Fund and Diversified International Fund (each a "Fund"), approved the certain changes to the Funds' investment objectives and the modernization and standardization of certain fundamental investment restrictions as described in the Information Statement dated February 8, 2010.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2010

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2010:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2010.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Bond Fund
Class A	$1,000	1.11%	$1,061.30	$5.67	$1,019.30	$5.56
Class L	1,000	0.86%	1,062.20	4.40	1,020.50	4.31
Class Y	1,000	0.71%	1,063.20	3.63	1,021.30	3.56
Class S	1,000	0.66%	1,063.20	3.38	1,021.50	3.31
Class N	1,000	1.41%	1,060.20	7.20	1,017.80	7.05
Strategic Balanced Fund
Class A	1,000	1.40%	967.00	6.83	1,017.90	7.00
Class L	1,000	1.16%	967.00	5.66	1,019.00	5.81
Class Y	1,000	1.00%	968.10	4.88	1,019.80	5.01
Class S	1,000	0.95%	967.90	4.64	1,020.10	4.76
Class N	1,000	1.70%	964.70	8.28	1,016.40	8.50

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Global Allocation Fund
Class A	$1,000	1.36%	$952.50	$6.58	$1,018.10	$6.81
Class L	1,000	1.11%	952.50	5.37	1,019.30	5.56
Class Y	1,000	0.96%	954.50	4.65	1,020.00	4.81
Class S	1,000	0.86%	954.50	4.17	1,020.50	4.31
Diversified Value Fund
Class A	1,000	1.10%	920.60	5.24	1,019.30	5.51
Class L	1,000	0.81%	922.00	3.86	1,020.80	4.06
Class Y	1,000	0.70%	923.30	3.34	1,021.30	3.51
Class S	1,000	0.60%	923.30	2.86	1,021.80	3.01
Class N	1,000	1.41%	920.80	6.72	1,017.80	7.05
Fundamental Value Fund
Class A	1,000	1.24%	924.20	5.92	1,018.60	6.21
Class L	1,000	0.99%	924.80	4.72	1,019.90	4.96
Class Y	1,000	0.84%	925.00	4.01	1,020.60	4.21
Class S	1,000	0.80%	925.10	3.82	1,020.80	4.01
Class N	1,000	1.54%	922.20	7.34	1,017.20	7.70
Value Equity Fund
Class A	1,000	1.38%	921.00	6.57	1,018.00	6.90
Class L	1,000	1.13%	922.70	5.39	1,019.20	5.66
Class Y	1,000	0.98%	924.70	4.68	1,019.90	4.91
Class S	1,000	0.93%	924.50	4.44	1,020.20	4.66
Class N	1,000	1.68%	920.90	8.00	1,016.50	8.40
Large Cap Value Fund
Class A	1,000	1.26%	924.90	6.01	1,018.50	6.31
Class L	1,000	1.01%	926.10	4.82	1,019.80	5.06
Class Y	1,000	0.86%	926.30	4.11	1,020.50	4.31
Class S	1,000	0.77%	927.40	3.68	1,021.00	3.86
Class N	1,000	1.56%	923.10	7.44	1,017.10	7.80
Indexed Equity Fund
Class A	1,000	0.66%	930.50	3.16	1,021.50	3.31
Class L	1,000	0.41%	931.80	1.96	1,022.80	2.06
Class Y	1,000	0.46%	930.90	2.20	1,022.50	2.31
Class S	1,000	0.43%	931.60	2.06	1,022.70	2.16
Class N	1,000	0.96%	928.90	4.59	1,020.00	4.81
Class Z	1,000	0.21%	933.40	1.01	1,023.80	1.05
Core Opportunities Fund
Class A	1,000	1.39%	905.20	6.57	1,017.90	6.95
Class L	1,000	1.14%	907.90	5.39	1,019.10	5.71
Class Y	1,000	0.99%	908.10	4.68	1,019.90	4.96
Class S	1,000	0.89%	908.50	4.21	1,020.40	4.46
Class N	1,000	1.69%	904.50	7.98	1,016.40	8.45

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Class A	$1,000	1.19%	$912.70	$5.64	$1,018.90	$5.96
Class L	1,000	0.98%	914.10	4.65	1,019.90	4.91
Class Y	1,000	0.82%	914.50	3.89	1,020.70	4.11
Class S	1,000	0.76%	915.80	3.61	1,021.00	3.81
Class N	1,000	1.51%	911.90	7.16	1,017.30	7.55
Large Cap Growth Fund
Class A	1,000	1.36%	906.20	6.43	1,018.10	6.81
Class L	1,000	1.11%	908.50	5.25	1,019.30	5.56
Class Y	1,000	0.93%	910.40	4.41	1,020.20	4.66
Class S	1,000	0.92%	908.40	4.35	1,020.20	4.61
Class N	1,000	1.66%	905.20	7.84	1,016.60	8.30
Aggressive Growth Fund
Class A	1,000	1.37%	917.70	6.51	1,018.00	6.85
Class L	1,000	1.12%	919.70	5.33	1,019.20	5.61
Class Y	1,000	0.97%	920.80	4.62	1,020.00	4.86
Class S	1,000	0.87%	921.60	4.15	1,020.50	4.36
Class N	1,000	1.67%	918.80	7.95	1,016.50	8.35
NASDAQ-100 Fund
Class A	1,000	1.14%	942.70	5.49	1,019.10	5.71
Class L	1,000	0.89%	941.90	4.29	1,020.40	4.46
Class Y	1,000	0.74%	942.60	3.56	1,021.10	3.71
Class S	1,000	0.64%	943.20	3.08	1,021.60	3.21
Class N	1,000	1.44%	939.10	6.92	1,017.70	7.20
Focused Value Fund
Class A	1,000	1.30%	938.80	6.25	1,018.30	6.51
Class L	1,000	1.05%	940.00	5.05	1,019.60	5.26
Class Y	1,000	0.90%	940.60	4.33	1,020.30	4.51
Class S	1,000	0.80%	941.10	3.85	1,020.80	4.01
Class N	1,000	1.60%	937.40	7.69	1,016.90	8.00
Mid-Cap Value Fund
Class A	1,000	1.32%	975.80	6.47	1,018.20	6.61
Class L	1,000	1.07%	975.90	5.24	1,019.50	5.36
Class Y	1,000	0.92%	978.30	4.51	1,020.20	4.61
Class S	1,000	0.82%	978.30	4.02	1,020.70	4.11
Class N	1,000	1.62%	974.60	7.93	1,016.80	8.10
Small Cap Value Equity Fund
Class A	1,000	1.38%	983.80	6.79	1,018.00	6.90
Class L	1,000	1.13%	985.10	5.56	1,019.20	5.66
Class Y	1,000	0.98%	985.10	4.82	1,019.90	4.91
Class S	1,000	0.88%	985.20	4.33	1,020.40	4.41
Class N	1,000	1.68%	981.20	8.25	1,016.50	8.40

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Small Company Value Fund
Class A	$1,000	1.49%	$976.30	$7.30	$1,017.40	$7.45
Class L	1,000	1.24%	977.50	6.08	1,018.60	6.21
Class Y	1,000	1.09%	978.60	5.35	1,019.40	5.46
Class S	1,000	1.05%	978.60	5.15	1,019.60	5.26
Class N	1,000	1.79%	975.60	8.77	1,015.90	8.95
Mid Cap Growth Equity Fund
Class A	1,000	1.37%	955.60	6.64	1,018.00	6.85
Class L	1,000	1.12%	956.70	5.43	1,019.20	5.61
Class Y	1,000	0.97%	956.10	4.70	1,020.00	4.86
Class S	1,000	0.90%	957.50	4.37	1,020.30	4.51
Class N	1,000	1.67%	953.40	8.09	1,016.50	8.35
Mid Cap Growth Equity II Fund
Class A	1,000	1.35%	993.20	6.67	1,018.10	6.76
Class L	1,000	1.10%	994.20	5.44	1,019.30	5.51
Class Y	1,000	0.95%	994.30	4.70	1,020.10	4.76
Class S	1,000	0.86%	995.10	4.25	1,020.50	4.31
Class N	1,000	1.65%	991.30	8.15	1,016.60	8.25
Small Cap Growth Equity Fund
Class A	1,000	1.52%	967.90	7.42	1,017.30	7.60
Class L	1,000	1.27%	969.40	6.20	1,018.50	6.36
Class Y	1,000	1.12%	970.60	5.47	1,019.20	5.61
Class S	1,000	0.98%	971.00	4.79	1,019.90	4.91
Class N	1,000	1.82%	967.00	8.88	1,015.80	9.10
Small Company Growth Fund
Class A	1,000	1.58%	993.10	7.81	1,017.00	7.90
Class L	1,000	1.33%	994.60	6.58	1,018.20	6.66
Class Y	1,000	1.18%	996.00	5.84	1,018.90	5.91
Class S	1,000	1.14%	996.00	5.64	1,019.10	5.71
Class N	1,000	1.88%	992.90	9.29	1,015.50	9.39
Diversified International Fund
Class A	1,000	1.42%	824.90	6.43	1,017.80	7.10
Class L	1,000	1.17%	825.40	5.30	1,019.00	5.86
Class Y	1,000	1.09%	826.80	4.94	1,019.40	5.46
Class S	1,000	0.99%	827.10	4.48	1,019.90	4.96
Class N	1,000	1.72%	822.90	7.77	1,016.30	8.60
Overseas Fund
Class A	1,000	1.52%	886.50	7.11	1,017.30	7.60
Class L	1,000	1.27%	887.40	5.94	1,018.50	6.36
Class Y	1,000	1.22%	887.90	5.71	1,018.70	6.11
Class S	1,000	1.17%	888.40	5.48	1,019.00	5.86
Class N	1,000	1.82%	884.30	8.50	1,015.80	9.10

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Destination Retirement Income Fund
Class A	$1,000	0.52%	$1,003.30	$2.58	$1,022.20	$2.61
Class L	1,000	0.27%	1,004.30	1.34	1,023.50	1.35
Class Y	1,000	0.17%	1,005.40	0.85	1,024.00	0.85
Class S	1,000	0.15%	1,004.30	0.75	1,024.10	0.75
Class N	1,000	0.82%	1,002.20	4.07	1,020.70	4.11
Destination Retirement 2010 Fund
Class A	1,000	0.54%	984.70	2.66	1,022.10	2.71
Class L	1,000	0.29%	985.90	1.43	1,023.40	1.45
Class Y	1,000	0.19%	985.90	0.94	1,023.90	0.95
Class S	1,000	0.14%	986.00	0.69	1,024.10	0.70
Class N	1,000	0.84%	982.60	4.13	1,020.60	4.21
Destination Retirement 2015 Fund**
Class A	1,000	0.50%	932.00	1.20	1,022.30	2.51
Class L	1,000	0.25%	933.00	0.60	1,023.60	1.25
Class Y	1,000	0.15%	933.00	0.36	1,024.10	0.75
Class S	1,000	0.10%	933.00	0.24	1,024.30	0.50
Destination Retirement 2020 Fund
Class A	1,000	0.51%	953.90	2.47	1,022.30	2.56
Class L	1,000	0.26%	954.20	1.26	1,023.50	1.30
Class Y	1,000	0.16%	955.30	0.78	1,024.00	0.80
Class S	1,000	0.11%	956.50	0.53	1,024.20	0.55
Class N	1,000	0.81%	952.50	3.92	1,020.80	4.06
Destination Retirement 2025 Fund**
Class A	1,000	0.50%	903.00	1.19	1,022.30	2.51
Class L	1,000	0.25%	904.00	0.59	1,023.60	1.25
Class Y	1,000	0.15%	904.00	0.36	1,024.10	0.75
Class S	1,000	0.10%	904.00	0.24	1,024.30	0.50
Destination Retirement 2030 Fund
Class A	1,000	0.51%	939.40	2.45	1,022.30	2.56
Class L	1,000	0.26%	938.80	1.25	1,023.50	1.30
Class Y	1,000	0.16%	939.90	0.77	1,024.00	0.80
Class S	1,000	0.11%	940.00	0.53	1,024.20	0.55
Class N	1,000	0.81%	937.10	3.89	1,020.80	4.06
Destination Retirement 2035 Fund**
Class A	1,000	0.50%	897.00	1.18	1,022.30	2.51
Class L	1,000	0.25%	898.00	0.59	1,023.60	1.25
Class Y	1,000	0.15%	898.00	0.35	1,024.10	0.75
Class S	1,000	0.10%	898.00	0.24	1,024.30	0.50

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Destination Retirement 2040 Fund
Class A	$1,000	0.51%	$933.50	$2.44	$1,022.30	$2.56
Class L	1,000	0.26%	935.20	1.25	1,023.50	1.30
Class Y	1,000	0.16%	935.20	0.77	1,024.00	0.80
Class S	1,000	0.11%	936.40	0.53	1,024.20	0.55
Class N	1,000	0.81%	933.50	3.88	1,020.80	4.06
Destination Retirement 2045 Fund**
Class A	1,000	0.50%	891.00	1.18	1,022.30	2.51
Class L	1,000	0.25%	891.00	0.59	1,023.60	1.25
Class Y	1,000	0.15%	891.00	0.35	1,024.10	0.75
Class S	1,000	0.10%	891.00	0.24	1,024.30	0.50
Destination Retirement 2050 Fund
Class A	1,000	0.50%	932.40	2.40	1,022.30	2.51
Class L	1,000	0.25%	933.70	1.20	1,023.60	1.25
Class Y	1,000	0.15%	933.70	0.72	1,024.10	0.75
Class S	1,000	0.10%	935.00	0.48	1,024.30	0.50
Class N	1,000	0.80%	930.00	3.83	1,020.80	4.01

*

 Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2010, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

**

 Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on April 1, 2010, through June 30, 2010, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended June 30, 2010, multiplied by the number of days in the six month period and divided by the number of days in the year.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/27/10

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/27/10